UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 16

Statement Regarding the Trust’s Liquidity Risk Management Program Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$938.90	$3.80	0.79%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.88	$3.96	0.79%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Yankee Debt Obligations	43.2%

U.S. Treasury Obligations	19.7

Foreign Bonds	19.5

Corporate Bonds	15.9

Unaffiliated Investment Company	2.2

Short-Term Security Held as Collateral for Securities on Loan	2.0

Total Investment Securities	102.5

Net other assets (liabilities)	(2.5)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds (15.9%):
Capital Markets (1.3%):
$2,250,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100	$2,041,484
3,000,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100(a)	2,721,978

		4,763,462

Diversified Financial Services (1.4%):
5,144,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	5,050,338

Food & Staples Retailing (0.9%):
3,600,000	Walmart, Inc., 1.05%, 9/17/26, Callable 8/17/26 @ 100	3,281,936

Food Products (0.7%):
2,550,000	Nestle Holdings, Inc., 0.63%, 1/15/26, Callable 12/15/25 @ 100(a)	2,299,460

Health Care (0.6%):
2,000,000	Roche Holdings, Inc., 3.35%, 9/30/24, Callable 6/30/24 @ 100(a)	1,999,070

Household Products (1.2%):
4,827,000	Procter & Gamble Co. (The), 1.00%, 4/23/26	4,420,562

Internet & Direct Marketing Retail (2.7%):
2,000,000	Amazon.com, Inc., Class A, 2.73%, 4/13/24	1,988,022
1,500,000	Amazon.com, Inc., 0.45%, 5/12/24	1,426,920
6,725,000	Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	6,123,852

		9,538,794

IT Services (0.5%):
1,682,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	1,661,935

Oil, Gas & Consumable Fuels (0.6%):
100,000	Chevron Corp., 1.55%, 5/11/25, Callable 4/11/25 @ 100	94,914
1,000,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100	978,269
1,000,000	Chevron USA, Inc., 0.69%, 8/12/25, Callable 7/12/25 @ 100	920,664
200,000	Exxon Mobil Corp., 0.14%, 6/26/24, Callable 5/26/24 @ 100	202,997

		2,196,844

Pharmaceuticals (2.9%):
1,000,000	Johnson & Johnson, 0.55%, 9/1/25, Callable 8/1/25 @ 100	918,829
1,060,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100	961,150
400,000	Novartis Capital Corp., 3.40%, 5/6/24	401,980
2,000,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100	1,974,592
2,400,000	Roche Holdings, Inc., 1.88%, 3/8/24(a)	2,343,410
1,754,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	1,602,404
2,200,000	Roche Holdings, Inc., 2.63%, 5/15/26, Callable 2/15/26 @ 100(a)	2,120,331

		10,322,696

Technology Hardware, Storage & Peripherals (3.1%):
1,000,000	Apple, Inc., 2.51%, 8/19/24, Callable 6/19/24 @ 100	758,197
674,000	Apple, Inc., 1.13%, 5/11/25, Callable 4/11/25 @ 100	633,825

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$3,376,000	Apple, Inc., 0.70%, 2/8/26, Callable 1/8/26 @ 100	$3,073,747
6,701,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	6,657,075

		11,122,844

Total Corporate Bonds (Cost $60,781,576)		56,657,941

Foreign Bonds (19.5%):
Banking (0.1%):
500,000	Royal Bank of Canada, 4.20%, 6/22/26, MTN+	339,566

Banks (3.6%):
700,000	Bank of Montreal, 2.70%, 9/11/24+	531,141
1,200,000	Bank of Nova Scotia (The), 2.29%, 6/28/24+	904,242
700,000	Dexia Credit Local SA, 1.25%, 11/26/24+	731,209
200,000	National Australia Bank, Ltd., 0.25%, 5/20/24, MTN+	203,477
600,000	Nordic Investment Bank, 3.40%, 2/6/26, MTN+	404,676
8,000,000	Royal Bank of Canada, 4.93%, 7/16/25+	6,367,863
100,000	Svenska Handelsbanken AB, 0.13%, 6/18/24, MTN+	101,549
2,500,000	Toronto-Dominion Bank (The), 3.23%, 7/24/24+	1,916,919
2,400,000	Westpac Banking Corp., 4.13%, 6/4/26, MTN+	1,630,596

		12,791,672

Capital Markets (0.9%):
1,000,000	International Finance Corp., 4.00%, 4/3/25, MTN+	694,086
3,500,000	International Finance Corp., 3.20%, 7/22/26, MTN+	2,340,660

		3,034,746

Diversified Financial Services (1.9%):
700,000	BNG Bank NV, 3.25%, 7/15/25, MTN+	473,088
700,000	European Financial Stability Facility, 2.13%, 2/19/24, MTN+	747,543
49,000	European Financial Stability Facility, 1.75%, 6/27/24, MTN+	52,029
200,000	European Financial Stability Facility, 0.40%, 2/17/25, MTN+	205,185
7,000,000	European Investment Bank, 0.75%, 9/9/24, MTN+	678,997
200,000	European Investment Bank, 0.88%, 9/13/24, MTN+	208,366
140,000	European Investment Bank, 0.00%, 3/25/25, MTN+	141,755
2,000,000	European Investment Bank, 1.25%, 5/12/25, MTN+	188,038
800,000	European Stability Mechanism, 0.00%, 12/16/24+	815,491
900,000	European Stability Mechanism, 0.00%, 3/14/25+	912,693
1,900,000	Kreditanstalt fuer Wiederaufbau, 4.00%, 2/27/25, MTN+	1,319,931
500,000	Kreditanstalt fuer Wiederaufbau, 3.20%, 9/11/26, MTN+	333,786
1,100,000	Landwirtschaftliche Rentenbank, 4.75%, 5/6/26, MTN+	778,776

		6,855,678

Financial Services (0.6%):
1,000,000	OMERS Finance Trust, 0.45%, 5/13/25+	1,013,422
950,000	Ontario Teachers’ Finance Trust, 0.50%, 5/6/25+	965,031

		1,978,453

Financials (0.0%†):
150,000	Euroclear Bank SA, 0.13%, 7/7/25, MTN+	148,396

Health Care (0.1%):
100,000	Novo Nordisk Finance Netherlands BV, 0.75%, 3/31/25, Callable 2/28/25 @ 100, MTN+	102,206

See accompanying notes to the financial statements.

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Health Care, continued
$200,000	Roche Finance Europe BV, 0.88%, 2/25/25, Callable 11/25/24 @ 100, MTN+	$206,171

		308,377

Industrial Services (0.2%):
800,000	Societe Nationale SNCF SA, 4.13%, 2/19/25, MTN+	886,733

Insurance (0.1%):
400,000	UNEDIC ASSEO, 0.13%, 11/25/24, MTN+	407,871

National (0.8%):
1,200,000	Agence Francaise de Developpement EPIC, 0.00%, 3/25/25, MTN+	1,214,422
200,000	Bpifrance SACA, 0.75%, 11/25/24+	207,198
200,000	Bpifrance SACA, 0.50%, 5/25/25, MTN+	204,447
400,000	Kreditanstalt fuer Wiederaufbau, 0.13%, 10/4/24+	411,128
540,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 11/15/24, MTN+	552,323
200,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 2/18/25, MTN+	203,649
159,000	Kreditanstalt fuer Wiederaufbau, 0.38%, 4/23/25+	163,063

		2,956,230

Oil & Gas (0.1%):
300,000	Shell International Finance BV, 0.50%, 5/11/24, MTN+	308,233

Pharmaceuticals (0.1%):
100,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+	100,663
100,000	Sanofi, 0.88%, 4/6/25, Callable 3/6/25 @ 100+	102,398

		203,061

Regional & Local (1.7%):
8,000,000	Kommuninvest I Sverige AB, 1.00%, 10/2/24, MTN+	755,979
1,000,000	Province of Alberta Canada, 0.50%, 4/16/25+	1,020,118
700,000	Province of Alberta Canada, 0.63%, 4/18/25+	715,894
200,000	Province of Quebec Canada, 0.88%, 1/15/25+	206,488
4,000,000	Queensland Treasury Corp., 3.25%, 7/21/26+(a)	2,716,059
500,000	South Australian Government Financing Authority, 2.25%, 8/15/24+	337,554
500,000	Western Australian Treasury Corp., 2.50%, 7/23/24+	340,405

		6,092,497

Sovereign Bond (9.1%):
500,000	African Development Bank, 4.75%, 3/6/24, MTN+	351,256
1,000,000	Asian Development Bank, 3.75%, 3/12/25, MTN+	689,932
1,000,000	Asian Development Bank, 0.50%, 5/5/26, MTN+	603,539
8,000,000	Australia Government Bond, 0.25%, 11/21/25+	4,996,639
1,500,000	Australia Government Bond, 4.25%, 4/21/26+	1,070,683
1,000,000	Australia Government Bond, 0.50%, 9/21/26+	614,215
24,000,000	Denmark Government Bond, 0.00%, 11/15/24+	3,306,240
100,000	European Union, 0.50%, 4/4/25, MTN+	102,936
420,000	European Union, 0.80%, 7/4/25+	435,244
1,500,000	French Republic Government Bond OAT, 0.00%, 2/25/25+	1,528,636
300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	199,715
300,000	Inter-American Development Bank, 4.25%, 6/11/26, MTN+	208,361

Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$2,500,000	International Bank for Reconstruction & Development, 0.50%, 5/18/26, MTN+	$1,506,846
300,000	Kingdom of Belgium Government Bond, 0.50%, 10/22/24+(a)	311,763
900,000	Kingdom of Belgium Government Bond, 0.80%, 6/22/25+(a)	935,476
1,100,000	Netherlands Government Bond, 2.00%, 7/15/24+(a)	1,181,626
300,000	Netherlands Government Bond, 0.25%, 7/15/25+(a)	307,236
9,200,000	New South Wales Treasury Corp., 4.00%, 5/20/26+	6,415,436
4,500,000	New Zealand Local Government Funding Agency Bond, 2.25%, 4/15/24+	2,722,207
500,000	New Zealand Local Government Funding Agency Bond, 2.75%, 4/15/25+	300,552
11,100,000	Norway Government Bond, 1.75%, 3/13/25+(a)	1,092,491
500,000	Province of Ontario Canada, 3.10%, 8/26/25, MTN+	335,343
1,000,000	Sweden Government Bond, 2.50%, 5/12/25+	99,432
5,200,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	3,227,289

		32,543,093

Supranationals (0.2%):
438,000	Council Of Europe Development Bank, 0.38%, 3/27/25, MTN+	446,490
100,000	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.25%, 2/9/24, MTN+	103,202

		549,692

Total Foreign Bonds (Cost $76,725,520)		69,404,298

Yankee Debt Obligations (43.2%):
Banks (8.9%):
1,000,000	Bank of New Zealand, 1.00%, 3/3/26(a)	893,934
2,400,000	Commonwealth Bank of Australia, 1.13%, 6/15/26(a)	2,150,299
300,000	Cooperatieve Rabobank UA, 1.38%, 1/10/25^	282,573
1,400,000	Dexia Credit Local SA, 0.50%, 7/16/24	1,327,610
400,000	Dexia Credit Local SA, 1.13%, 4/9/26(a)	369,472
1,716,000	Dexia Credit Local SA, 1.13%, 4/9/26	1,585,033
400,000	National Australia Bank, Ltd., 1.39%, 1/12/25(a)	377,851
1,000,000	National Australia Bank, Ltd., 3.38%, 1/14/26	981,356
3,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	2,712,636
2,000,000	Skandinaviska Enskilda Banken AB, 0.85%, 9/2/25(a)	1,813,664
7,100,000	Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(a)	6,356,602
1,250,000	Svenska Handelsbanken AB, 0.55%, 6/11/24(a)	1,174,135
3,860,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN^	3,452,280
19,000	Toronto-Dominion Bank (The), 1.20%, 6/3/26	17,026
1,000,000	Westpac Banking Corp., 1.02%, 11/18/24	939,552
2,891,000	Westpac Banking Corp., 2.35%, 2/19/25	2,789,939
1,000,000	Westpac Banking Corp., 2.85%, 5/13/26	959,600
3,490,000	Westpac Banking Corp., 1.15%, 6/3/26	3,135,203

		31,318,765

Capital Markets (1.8%):
1,000,000	Erste Abwicklungsanstalt, 0.25%, 3/1/24, MTN	955,010
2,400,000	Erste Abwicklungsanstalt, 0.88%, 10/30/24, MTN	2,282,016
1,000,000	PSP Capital, Inc., 0.50%, 9/15/24	944,900
2,228,000	PSP Capital, Inc., 1.00%, 6/29/26(a)	2,032,509

		6,214,435

See accompanying notes to the financial statements.

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services (13.5%):
$7,200,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	$6,575,040
2,894,000	Bng Bank NV, 0.50%, 11/24/25, MTN	2,646,835
668,000	Bng Bank NV, 0.88%, 5/18/26, MTN	611,828
674,000	BNG Bank NV, 2.38%, 3/16/26	658,228
3,644,000	BNG Bank NV, 0.88%, 5/18/26(a)	3,337,612
1,000,000	CPPIB Capital, Inc., 1.25%, 3/4/25	952,780
9,650,000	CPPIB Capital, Inc., 0.88%, 9/9/26(a)	8,756,892
2,626,000	European Bank for Reconstruction & Development, 0.50%, 1/28/26	2,395,424
200,000	European Investment Bank, 3.25%, 1/29/24	200,858
1,388,000	Kommunalbanken AS, 2.13%, 4/23/25	1,349,025
648,000	Kommunalbanken AS, 0.38%, 9/11/25	593,929
1,000,000	Kommunalbanken AS, 0.50%, 1/13/26, MTN	911,598
2,800,000	Kommunalbanken AS, 0.60%, 6/1/26, MTN	1,685,821
1,244,000	Kommunalbanken AS, 1.13%, 10/26/26(a)	1,143,119
3,470,000	Kommunekredit, 0.50%, 1/28/26, MTN	3,157,665
1,834,000	Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	1,752,000
4,747,000	Landwirtschaftliche Rentenbank, 0.88%, 3/30/26	4,365,560
1,227,000	Nrw Bank, 0.88%, 3/9/26, MTN	1,124,941
5,857,000	Ontario Teachers’ Finance Trust, 0.88%, 9/21/26(a)	5,237,915
300,000	Shell International Finance BV, 3.25%, 5/11/25	296,735
390,000	Shell International Finance BV, 2.88%, 5/10/26	377,733

		48,131,538

National (2.2%):
465,000	Export Development Canada, 2.63%, 2/21/24	462,482
1,000,000	Kommunalbanken AS, 2.00%, 6/19/24, MTN	978,960
750,000	Nederlandse Waterschapsbank NV, 1.13%, 3/15/24, MTN	725,520
2,402,000	Oesterreichische Kontrollbank AG, 0.50%, 9/16/24	2,271,446
2,000,000	Oesterreichische Kontrollbank AG, 0.38%, 9/17/25	1,832,282
2,000,000	Svensk Exportkredit AB, 0.38%, 3/11/24	1,911,368

		8,182,058

Oil, Gas & Consumable Fuels (1.2%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	3,733,716
700,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100	679,591

		4,413,307

Regional & Local (2.2%):
1,000,000	Kommuninvest I Sverige AB, 1.38%, 5/8/24(a)	968,834
3,000,000	Kommuninvest I Sverige AB, 1.38%, 5/8/24, MTN	2,906,502
1,486,000	Kommuninvest I Sverige AB, 2.88%, 7/3/24(a)	1,476,824
2,581,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 7/23/24, MTN	2,527,031

		7,879,191

Sovereign Bond (12.7%):
1,457,000	African Development Bank, 0.88%, 3/23/26	1,341,466
950,000	African Development Bank, 0.88%, 7/22/26	869,069
2,215,000	Asian Development Bank, 1.00%, 4/14/26	2,048,784
844,000	Asian Infrastructure Investment Bank (The), 2.25%, 5/16/24	830,084
7,687,000	Asian Infrastructure Investment Bank (The), 0.50%, 1/27/26^	6,978,482
741,000	Inter-American Development Bank, 0.88%, 4/20/26	682,629

Shares or Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$489,000	Inter-American Investment Corp., 0.63%, 2/10/26, MTN	$445,254
3,714,000	International Bank for Reconstruction & Development, 2.50%, 3/19/24	3,685,280
2,578,000	Kuntarahoitus OYJ, 0.63%, 3/20/26, MTN	2,350,772
1,000,000	Province of Manitoba Canada, 2.60%, 4/16/24	990,917
2,000,000	Province of Ontario Canada, 3.05%, 1/29/24	1,999,144
3,650,000	Province of Ontario Canada, 0.63%, 1/21/26^	3,329,070
4,521,000	Province of Ontario Canada, 1.05%, 4/14/26	4,163,814
5,120,000	Province of Quebec Canada, 2.50%, 4/9/24	5,067,018
5,200,000	SFIL SA, 0.63%, 2/9/26, MTN	4,733,196
3,400,000	State of North Rhine-Westphalia Germany, 1.00%, 4/21/26, MTN	3,136,296
2,800,000	Svensk Exportkredit AB, 0.38%, 7/30/24	2,647,817

		45,299,092

Supranationals (0.7%):
857,000	Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	807,003
400,000	Inter-American Development Bank, 3.00%, 2/21/24	400,200
324,000	Inter-American Investment Corp., 1.75%, 10/2/24	314,332
1,000,000	International Bank for Reconstruction & Development, 2.25%, 3/28/24	987,640

		2,509,175

Total Yankee Debt Obligations (Cost $164,632,037)		153,947,561

U.S. Treasury Obligations (19.7%):
U.S. Treasury Notes (19.7%)
3,500,000	0.13%, 12/15/23	3,360,000
10,000,000	0.75%, 12/31/23	9,678,125
3,000,000	2.50%, 1/31/24	2,978,906
8,500,000	0.88%, 1/31/24	8,229,063
3,000,000	2.75%, 2/15/24	2,991,094
6,700,000	0.13%, 2/15/24	6,403,734
4,000,000	2.13%, 2/29/24	3,947,500
11,000,000	2.38%, 2/29/24	10,902,031
12,000,000	0.25%, 3/15/24	11,461,875
7,000,000	0.38%, 4/15/24	6,686,094
4,000,000	0.63%, 10/15/24	3,792,500

		70,430,922

Total U.S. Treasury Obligations (Cost $71,079,138)		70,430,922

Short-Term Security Held as Collateral for Securities on Loan (2.0%):
7,081,492	BlackRock Liquidity FedFund, Institutional Class , 0.19%(b)(c)	7,081,492

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $7,081,492)		7,081,492

Unaffiliated Investment Company (2.2%):
Money Markets (2.2%):
7,723,988	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	7,723,988

Total Unaffiliated Investment Company (Cost $7,723,988)		7,723,988

Total Investment Securities (Cost $388,023,751) — 102.5%		365,246,202
Net other assets (liabilities) — (2.5)%		(8,821,341)

Net Assets — 100.0%		$356,424,861

See accompanying notes to the financial statements.

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2022.

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $6,916,061.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage

Australia	9.0%
Austria	1.1%
Belgium	0.4%
Canada	14.3%
Denmark	1.8%
Finland	1.4%
France	5.4%
Germany	5.4%
Ireland	— %†
Luxembourg	0.3%
Netherlands	3.3%
New Zealand	1.1%
Norway	3.1%
Supranational	9.0%
Sweden	5.5%
United States	38.9%

100.0%

†	Represents less than 0.05%.

Forward Currency Contracts

At June 30, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	604,704	Swedish Krona	5,891,445	HSBC	7/5/22	$28,376
U.S. Dollar	5,769,630	New Zealand Dollar	9,096,818	UBS	7/12/22	91,138
U.S. Dollar	875,102	Australian Dollar	1,257,332	ANZ Banking Group	7/21/22	7,286
U.S. Dollar	35,811,193	Australian Dollar	48,949,671	HSBC	7/21/22	2,025,912
U.S. Dollar	252,129	Norwegian Krone	2,467,858	HSBC	8/11/22	1,235
U.S. Dollar	5,474,827	Canadian Dollar	7,000,718	Bank of America	8/23/22	34,562
Canadian Dollar	141,635	U.S. Dollar	109,947	Citigroup	8/23/22	118
Canadian Dollar	247,921	U.S. Dollar	192,573	Bank of America	8/24/22	88
U.S. Dollar	5,886,537	Canadian Dollar	7,572,111	State Street	8/24/22	2,203
U.S. Dollar	795,184	European Euro	753,646	Bank of America	9/7/22	1,497
U.S. Dollar	1,002,378	European Euro	943,287	Bank of America	9/7/22	8,975
U.S. Dollar	310,447	European Euro	293,057	Bank of America	9/7/22	1,820
U.S. Dollar	442,596	European Euro	418,448	Bank of America	9/7/22	1,916
U.S. Dollar	1,096,220	European Euro	1,020,023	Bank of America	9/7/22	22,004
U.S. Dollar	634,409	European Euro	595,983	Bank of America	9/7/22	6,762
U.S. Dollar	840,931	European Euro	793,201	Barclays Bank	9/7/22	5,588
U.S. Dollar	621,933	European Euro	581,617	HSBC	9/7/22	9,415

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	215,329	European Euro	199,936	State Street	9/7/22	$4,771
U.S. Dollar	820,293	European Euro	771,614	State Street	9/7/22	7,683
U.S. Dollar	1,155,558	European Euro	1,073,600	State Street	9/7/22	24,919
U.S. Dollar	1,765,936	European Euro	1,670,110	State Street	9/7/22	7,095
U.S. Dollar	381,633	European Euro	360,615	State Street	9/7/22	1,859
Danish Krone	39,652	U.S. Dollar	5,593	Bank of America	9/12/22	27
U.S. Dollar	561,083	Danish Krone	3,901,560	HSBC	9/12/22	8,127
U.S. Dollar	410,493	Danish Krone	2,883,899	HSBC	9/12/22	1,768
U.S. Dollar	137,916	Danish Krone	964,643	HSBC	9/12/22	1,200
U.S. Dollar	718,846	Norwegian Krone	6,866,217	HSBC	9/12/22	20,226
U.S. Dollar	153,972	Danish Krone	1,080,180	UBS	9/12/22	882
U.S. Dollar	276,190	Danish Krone	1,938,402	UBS	9/12/22	1,466
U.S. Dollar	193,313	Swedish Krona	1,953,880	Bank of America	9/15/22	1,559
U.S. Dollar	98,686	Swedish Krona	991,310	Citigroup	9/15/22	1,399

						$2,331,876

New Zealand Dollar	936,521	U.S. Dollar	592,870	ANZ Banking Group	7/12/22	(8,267)
New Zealand Dollar	935,705	U.S. Dollar	589,552	ANZ Banking Group	7/12/22	(5,459)
New Zealand Dollar	863,801	U.S. Dollar	549,161	ANZ Banking Group	7/12/22	(9,952)
New Zealand Dollar	666,464	U.S. Dollar	419,516	ANZ Banking Group	7/12/22	(3,490)
New Zealand Dollar	861,370	U.S. Dollar	560,186	HSBC	7/12/22	(22,495)
Australian Dollar	721,243	U.S. Dollar	505,406	Bank of America	7/21/22	(7,601)
Australian Dollar	507,513	U.S. Dollar	358,081	Bank of America	7/21/22	(7,793)
U.S. Dollar	438,289	Australian Dollar	637,666	Bank of America	7/21/22	(1,831)
Australian Dollar	1,127,055	U.S. Dollar	813,354	HSBC	7/21/22	(35,458)
U.S. Dollar	685,100	Norwegian Krone	6,775,703	Citigroup	8/11/22	(3,749)
Canadian Dollar	498,464	U.S. Dollar	392,467	Bank of America	8/24/22	(5,108)
Canadian Dollar	162,069	U.S. Dollar	129,215	HSBC	8/24/22	(3,270)
U.S. Dollar	2,204,000	European Euro	2,100,213	State Street	9/7/22	(7,796)
U.S. Dollar	293,148	European Euro	279,803	State Street	9/7/22	(1,521)
U.S. Dollar	842,534	European Euro	803,342	State Street	9/7/22	(3,489)
U.S. Dollar	2,012,227	European Euro	1,919,840	UBS	9/7/22	(9,613)
U.S. Dollar	273,661	Danish Krone	1,931,040	Bank of America	9/12/22	(19)
U.S. Dollar	145,401	Norwegian Krone	1,436,505	Citigroup	9/12/22	(759)
U.S. Dollar	953,681	Danish Krone	6,757,247	HSBC	9/12/22	(4,002)
U.S. Dollar	542,368	Danish Krone	3,849,668	HSBC	9/12/22	(3,233)
U.S. Dollar	183,179	Swedish Krona	1,869,050	UBS	9/15/22	(249)
U.S. Dollar	574,505	Swedish Krona	5,911,455	Bank of America	9/29/22	(6,029)
U.S. Dollar	3,571,174	European Euro	3,386,781	State Street	9/29/22	(1,291)

						$(152,474)

Total Net Forward Currency Contracts						$2,179,402

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$2,331,876	$(152,474)

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$388,023,751

Investment securities, at value(a)	$365,246,202
Cash	4,328
Interest and dividends receivable	1,518,409
Foreign currency, at value (cost $22,136)	22,037
Unrealized appreciation on forward currency contracts	2,331,876
Receivable for capital shares issued	894
Receivable for investments sold	7,806,999
Prepaid expenses	1,046

Total Assets	376,931,791

Liabilities:
Unrealized depreciation on forward currency contracts	152,474
Payable for investments purchased	12,871,322
Payable for capital shares redeemed	115,825
Payable for collateral received on loaned securities	7,081,492
Manager fees payable	147,790
Administration fees payable	46,930
Distribution fees payable	73,895
Custodian fees payable	3,297
Administrative and compliance services fees payable	499
Transfer agent fees payable	1,173
Trustee fees payable	4,164
Other accrued liabilities	8,069

Total Liabilities	20,506,930

Net Assets	$356,424,861

Net Assets Consist of:
Paid in capital	$382,347,576
Total distributable earnings	(25,922,715)

Net Assets	$356,424,861

Shares of beneficial interest (unlimited number of shares authorized, no par value)	40,002,831
Net Asset Value (offering and redemption price per share)	$8.91

(a)	Includes securities on loan of $6,916,061.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$2,477,528
Dividends	3,773
Income from securities lending	2,659

Total Investment Income	2,483,960

Expenses:
Management fees	1,148,929
Administration fees	41,747
Distribution fees	478,718
Custodian fees	10,279
Administrative and compliance services fees	2,147
Transfer agent fees	2,511
Trustee fees	8,496
Professional fees	6,884
Shareholder reports	2,352
Other expenses	3,593

Total expenses	1,705,656
Less Management fees contractually waived	(191,486)

Net expenses	1,514,170

Net Investment Income/(Loss)	969,790

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(13,631,237)
Net realized gains/(losses) on forward currency contracts	20,671
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(14,781,980)
Change in net unrealized appreciation/depreciation on forward currency contracts	2,338,212

Net realized and Change in net unrealized gains/losses on investments	(26,054,334)

Change in Net Assets Resulting From Operations	$(25,084,544)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$969,790	$(412,020)
Net realized gains/(losses) on investments	(13,610,566)	8,366,939
Change in unrealized appreciation/depreciation on investments	(12,443,768)	(14,804,697)

Change in net assets resulting from operations	(25,084,544)	(6,849,778)

Capital Transactions:
Proceeds from shares issued	730,696	27,868,290
Value of shares redeemed	(38,341,711)	(12,268,944)

Change in net assets resulting from capital transactions	(37,611,015)	15,599,346

Change in net assets	(62,695,559)	8,749,568
Net Assets:
Beginning of period	419,120,420	410,370,852

End of period	$356,424,861	$419,120,420

Share Transactions:
Shares issued	80,834	2,894,674
Shares redeemed	(4,228,017)	(1,276,633)

Change in shares	(4,147,183)	1,618,041

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$9.49		$9.65		$9.82		$10.06	$10.00	$9.96

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	(0.01	)(a)	(0.03	)(a)	0.01 (a)	0.06	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.60)		(0.15)		0.09		0.34	0.06	0.05

Total from Investment Activities	(0.58)		(0.16)		0.06		0.35	0.12	0.16

Distributions to Shareholders From:
Net Investment Income	—		—		(0.23)		(0.59)	(0.06)	(0.12)

Total Dividends	—		—		(0.23)		(0.59)	(0.06)	(0.12)

Net Asset Value, End of Period	$8.91		$9.49		$9.65		$9.82	$10.06	$10.00

Total Return(b)	(6.11	)%(c)	(1.66)%		0.57%		3.50%	1.17%	1.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$356,425		$419,120		$410,371		$434,284	$460,894	$506,088
Net Investment Income/(Loss)(d)	0.51%		(0.10)%		(0.34)%		0.12%	0.45%	1.11%
Expenses Before Reductions(d)(e)	0.89%		0.91%		0.93%		0.92%	0.91%	0.90%
Expenses Net of Reductions(d)	0.79%		0.81%		0.83%		0.82%	0.81%	0.80%
Portfolio Turnover Rate	57	%(c)	122%		62%		35%	69%	83%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $257 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $7,081,492 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2022, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $4.9 million and the monthly average notional amount for short contracts was $79.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Foreign Exchange Risk

Forward Currency Contracts	Receivable for variation margin on forward currency contracts*	$2,331,876	Payable for variation margin on forward currency contracts*	$152,474

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	$20,671	$2,338,212

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2022. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022.

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$2,331,876	$152,474

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,331,876	152,474
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$2,331,876	$152,474

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

ANZ Banking Group	$7,286	$(7,286)	$—	$—	$—
Bank of America	79,210	(28,381)	—	—	50,829
Barclays Bank	5,588	—	—	—	5,588
Citigroup	1,517	(1,517)	—	—	—
HSBC	2,096,259	(68,458)	—	—	2,027,801
State Street	48,530	(14,097)	—	—	34,433
UBS	93,486	(9,862)	—	—	83,624

Total	$2,331,876	$(129,601)	$—	$—	$2,202,275

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

ANZ Banking Group	$27,168	$(7,286)	$—	$—	$19,882
Bank of America	28,381	(28,381)	—	—	—
Citigroup	4,508	(1,517)	—	—	2,991
HSBC	68,458	(68,458)	—	—	—
State Street	14,097	(14,097)	—	—	—
UBS	9,862	(9,862)	—	—	—

Total	$152,474	$(129,601)	$—	$—	$22,873

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Corporate Bonds+	$—	$56,657,941	$—	$56,657,941
Foreign Bonds+	—	69,404,298	—	69,404,298
Yankee Debt Obligations+	—	153,947,561	—	153,947,561
U.S. Treasury Obligations	—	70,430,922	—	70,430,922
Short-Term Security Held as Collateral for Securities on Loan	7,081,492	—	—	7,081,492
Unaffiliated Investment Company	7,723,988	—	—	7,723,988

Total Investment Securities	14,805,480	350,440,722	—	365,246,202

Other Financial Instruments:*
Forward Currency Contracts	—	2,179,402	—	2,179,402

Total Investments	$14,805,480	$352,620,124	$—	$367,425,604

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally presented in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$220,332,631	$256,660,013

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$120,277,054	$120,173,644

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

14

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $435,242,727. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$172,673
Unrealized (depreciation)	(8,181,137)

Net unrealized appreciation/(depreciation)	$(8,008,464)

As of the end of its tax year ended December 31, 2021, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2021, the Fund utilized $1,035,176 in CLCFs to offset capital gains.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA Five-Year Global Fixed Income Fund	$1,403,790	$5,911,737	$7,315,527

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Five-Year Global Fixed Income Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Five-Year Global Fixed Income Fund	$14,502,306	$—	$(7,315,527)	$(8,024,950)	$(838,171)

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 34

Statement of Operations Page 34

Statements of Changes in Net Assets Page 35

Financial Highlights Page 36

Notes to the Financial Statements Page 37

Other Information Page 42

Statement Regarding the Trust’s Liquidity Risk Management Program Page 43

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA International Core Equity Fund	$1,000.00	$823.10	$5.02	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA International Core Equity Fund	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	17.8%

Financials	16.2

Consumer Discretionary	12.1

Materials	11.5

Health Care	7.9

Consumer Staples	7.6

Energy	7.4

Information Technology	6.5

Communication Services	6.0

Utilities	3.6

Real Estate	2.4

Total Common Stocks and Preferred Stocks	99.0

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	1.5

Unaffiliated Investment Company	0.1

Total Investment Securities	100.6

Net other assets (liabilities)	(0.6)

Net Assets	100.0%

†	Represents less than 0.05%.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (1.0%):
3,667	Airbus SE	$360,003
512	Avon Rubber plc	6,161
33,225	BAE Systems plc	335,985
1,060	Bombardier, Inc.*	15,912
1,689	CAE, Inc.*	41,628
3,081	Chemring Group plc	11,835
350	Dassault Aviation SA	54,630
116	Elbit Systems, Ltd.	26,608
89	Facc AG*	635
386	Hensoldt AG	9,748
865	Kongsberg Gruppen ASA	31,136
9,452	Leonardo SpA	95,934
1,132	LISI	21,684
19,535	Meggitt plc*	187,601
392	MTU Aero Engines AG	71,347
19,005	QinetiQ Group plc	85,145
72,100	Rolls-Royce Holdings plc*	72,904
1,467	Saab AB	60,668
330	Safran SA	33,008
15,312	Senior plc*	21,574
17,800	Singapore Technologies Engineering, Ltd.	52,385
1,841	Thales SA	225,797
2,146	Ultra Electronics Holdings plc	90,687

		1,913,015

Air Freight & Logistics (0.5%):
4,417	BPOST SA	26,104
2,399	Cia de Distribucion Integral Logista Holdings SA	46,922
6,355	CTT-Correios de Portugal SA^	20,790
8,562	Deutsche Post AG	320,733
4,733	Freightways, Ltd.	27,010
73	ID Logistics Group*	20,246
37,500	Kerry Network, Ltd.	80,783
1,800	Kintetsu World Express, Inc.	55,361
1,800	Konoike Transport Co., Ltd.	16,850
449	Mainfreight, Ltd.	19,568
900	Maruwa Unyu Kikan Co., Ltd.	8,889
1,800	Mitsui-Soko Holdings Co., Ltd.	38,262
1,146	Oesterreichische Post AG^	32,684
16,046	PostNL NV	48,962
26,724	Royal Mail plc	88,335
900	SBS Holdings, Inc.	18,090
3,000	SG Holdings Co., Ltd.	50,658
27,700	Singapore Post, Ltd.	12,973
5,312	Wincanton plc	22,428
5,100	Yamato Holdings Co., Ltd.	81,519

		1,037,167

Airlines (0.2%):
1,500	Air Canada*	18,695
80,763	Air New Zealand, Ltd.*	28,733
1,200	ANA Holdings, Inc.*	22,128
33,347	Cathay Pacific Airways, Ltd.*	36,561
6,007	Deutsche Lufthansa AG*	35,030
5,559	easyJet plc*	24,848
1,128	Exchange Income Corp.	36,934
2,400	Japan Airlines Co., Ltd.*	42,054

Shares		Value
Common Stocks, continued
Airlines, continued
2,549	JET2 plc*	$28,136
12,200	Singapore Airlines, Ltd.*	44,859

		317,978

Auto Components (1.8%):
1,000	Aisan Industry Co., Ltd.	5,261
3,500	Aisin Sieki Co., Ltd.	108,457
7,300	Akebono Brake Industry Co., Ltd.*	8,345
1,027	Akwel	17,251
1,388	Arb Corp., Ltd.	26,978
202	Autoneum Holding AG	19,162
3,367	Brembo SpA	32,876
5,800	Bridgestone Corp.	211,772
1,647	Bulten AB	10,318
1,998	Cie Automotive SA	49,640
16,348	Cie Generale des Etablissements Michelin SCA	449,460
12,732	CIR SpA-Compagnie Industriali*	5,378
2,222	Continental AG	154,822
2,800	Daido Metal Co., Ltd.	10,740
2,400	Daikyonishikawa Corp.	9,224
1,300	Denso Corp.	69,160
8,224	Dometic Group AB(a)	48,337
1,800	Eagle Industry Co., Ltd.	13,010
673	Edag Engineering Group AG	8,260
1,724	ElringKlinger AG	13,007
1,500	Exco Technologies, Ltd.	9,312
1,700	Exedy Corp.	21,578
4,682	Faurecia SA	94,605
627	Faurecia SE	12,505
2,300	FCC Co., Ltd.	22,868
1,000	F-Tech, Inc.	3,882
4,000	Futaba Industrial Co., Ltd.	11,331
1,400	G-Tekt Corp.	13,157
6,206	Gud Holdings, Ltd.	34,249
1,600	Hi-Lex Corp.	13,299
700	H-One Co., Ltd.	3,077
300	Imasen Electric Industrial	1,294
19,355	Johnson Electric Holdings, Ltd.	25,186
6,700	JTEKT Corp.	50,429
1,800	Kasai Kogyo Co., Ltd.*	3,506
258	Kendrion NV	4,250
900	Koito Manufacturing Co., Ltd.	28,595
25,060	Kongsberg Automotive ASA*	6,107
1,000	KYB Corp.	22,833
1,544	Leoni AG*^	11,096
1,933	Linamar Corp.	81,916
3,438	Magna International, Inc.	188,746
3,413	Magna Internationl, Inc.	187,437
4,266	Martinrea International, Inc.	27,545
2,000	Mitsuba Corp.	5,903
2,500	Musashi Seimitsu Industry Co., Ltd.	25,662
4,800	NGK Spark Plug Co., Ltd.	87,221
6,600	NHK SPRING Co., Ltd.	43,491
600	Nichirin Co., Ltd.	6,768
2,300	Nifco, Inc.	53,719
2,200	Nippon Seiki Co., Ltd.	13,963
2,700	NOK Corp.	21,995
4,876	Nokian Renkaat OYJ	53,373

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
2,600	Pacific Industrial Co., Ltd.	$20,124
13,329	Pirelli & C SpA(a)	54,503
1,743	Plastic Omnium SA	30,226
6,300	Press Kogyo Co., Ltd.	18,544
3,582	PWR Holdings, Ltd.	15,636
400	Riken Corp.	6,903
2,542	SAF-Holland SE	16,831
1,900	Sanoh Industrial Co., Ltd.	9,168
2,535	Schaeffler AG	14,345
700	Shoei Co., Ltd.	27,428
3,000	Stanley Electric Co., Ltd.	49,333
11,700	Sumitomo Electric Industries, Ltd.	129,415
2,900	Sumitomo Riko Co., Ltd.	12,601
7,700	Sumitomo Rubber Industries, Ltd.	65,841
300	T RAD Co., Ltd.	5,796
1,400	Tachi-S Co., Ltd.	11,309
800	Taiho Kogyo Co., Ltd.	3,928
8,119	TI Fluid Systems plc(a)	14,934
2,500	Tokai Rika Co., Ltd.	27,301
2,500	Topre Corp.	18,351
4,500	Toyo Tire Corp.	56,251
1,700	Toyoda Gosei Co., Ltd.	26,875
2,900	Toyota Boshoku Corp.	43,121
700	Toyota Industries Corp.	43,396
1,500	TPR Co., Ltd.	13,300
2,800	TS Tech Co., Ltd.	29,059
2,000	Unipres Corp.	11,820
6,199	Valeo SA	121,315
384	Vitesco Technologies Group AG*	14,848
5,200	Yokohama Rubber Co., Ltd. (The)	70,143
600	Yorozu Corp.	3,922

		3,448,923

Automobiles (1.9%):
3,944	Bayerische Motoren Werke AG (BMW)	303,594
12,614	Daimler AG, Registered Shares	729,867
730	Ferrari NV	133,940
630	Honda Motor Co., Ltd., ADR	15,215
11,100	Honda Motor Co., Ltd.	268,544
11,100	Isuzu Motors, Ltd.	122,399
9,700	Mazda Motor Corp.	79,445
8,800	Mitsubishi Motors Corp.*	29,806
20,000	Nissan Motor Co., Ltd.	77,966
2,700	Nissan Shatai Co., Ltd.	11,433
8,981	Piaggio & C SpA	21,103
4,600	Renault SA*	116,399
40,724	Stellantis NV	510,013
538	Stellantis NV	6,699
9,200	Subaru Corp.	163,690
2,300	Suzuki Motor Corp.	72,374
57,920	Toyota Motor Corp.	892,140
504	Volkswagen AG	91,838
7,200	Yamaha Motor Co., Ltd.	132,057

		3,778,522

Banks (8.2%):
3,000	77th Bank	40,158
6,309	ABN AMRO Group NV(a)	70,920

Shares		Value
Common Stocks, continued
Banks, continued
15,084	AIB Group plc	$34,398
500	Aichi Bank, Ltd. (The)	19,502
1,500	Akita Bank, Ltd. (The)	18,318
2,146	Aktia Bank OYJ	20,555
3,300	Aozora Bank, Ltd.	64,173
15,471	Australia & New Zealand Banking Group, Ltd.	235,339
1,000	Awa Bank, Ltd. (The)	14,904
19,504	Banca Monte dei Paschi di Siena SpA*	11,064
21,166	Banca Popolare di Sondrio SCPA	73,383
20,370	Banco Bilbao Vizcaya Argentaria SA	92,440
29,969	Banco Bilbao Vizcaya Argentaria SA, ADR	135,460
44,790	Banco Bpm SpA	128,493
106,975	Banco Comercial Portugues SA, Class R	18,690
238,968	Banco de Sabadell SA	192,835
6,287	Banco Santander SA, ADR	17,604
107,881	Banco Santander SA	304,176
8,101	Bank Hapoalim BM	68,134
16,026	Bank Leumi Le-Israel BM	143,519
37,836	Bank of East Asia, Ltd. (The)	53,579
974	Bank of Georgia Group plc	15,482
29,096	Bank of Ireland Group plc	183,914
900	Bank of Iwate, Ltd. (The)	13,327
1,200	Bank of Kyoto, Ltd. (The)	51,158
1,756	Bank of Montreal	168,887
6,126	Bank of Montreal	589,137
500	Bank of Nagoya, Ltd. (The)	11,486
9,618	Bank of Nova Scotia	569,482
16,987	Bank of Queensland, Ltd.	78,228
2,000	Bank of The Ryukyus, Ltd.	11,638
16,597	Bankinter SA	103,632
71	Banque Cantonale de Geneve	12,868
916	Banque Cantonale Vaudois, Registered Shares	71,916
23,543	Barclays plc, ADR	178,927
15,237	Barclays plc	28,521
943	BAWAG Group AG(a)	39,742
13,509	Bendigo & Adelaide Bank, Ltd.	84,526
218	Berner Kantonalbank AG	49,340
6,853	BNP Paribas SA	326,245
27,542	BOC Hong Kong Holdings, Ltd.	109,013
34,804	BPER Banca	57,253
65,100	CaixaBank SA	226,512
6,788	Canadian Imperial Bank of Commerce^	329,490
228	Canadian Imperial Bank of Commerce	11,074
4,227	Canadian Western Bank	85,492
5,000	Chiba Bank, Ltd. (The)	27,338
6,200	Chugoku Bank, Ltd. (The)	44,920
700	Chukyo Bank, Ltd. (The)	8,714
31,551	Commerzbank AG*	221,031
7,457	Commonwealth Bank of Australia	465,378
12,500	Concordia Financial Group, Ltd.	43,325
7,042	Credit Agricole SA	64,499
5,165	Credito Emiliano SpA	28,440
16,000	Dah Sing Banking Group, Ltd.	12,967
5,600	Dah Sing Financial Holdings, Ltd.	15,983
1,900	Daishi Hokuetsu Financial Group, Inc.	35,142
9,027	Danske Bank A/S	127,961
8,992	DBS Group Holdings, Ltd.	192,510

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
5,245	DNB Bank ASA	$94,437
1,600	Ehime Bank, Ltd. (The)	10,607
2,450	Erste Group Bank AG	62,225
650	Fidea Holdings Co., Ltd.	6,164
4,911	Finecobank Banca Fineco SpA	59,192
3,600	First Bank of Toyama, Ltd. (The)	10,990
1,247	First International Bank of Israel	46,712
1,000	Fukui Bank, Ltd. (The)	9,941
4,900	Fukuoka Financial Group, Inc.	88,306
13,200	Gunma Bank, Ltd. (The)	37,268
9,200	Hachijuni Bank, Ltd. (The)	33,924
3,905	Hang Seng Bank, Ltd.	68,997
21,103	Heartland Group Holdings Npv	25,029
11,800	Hirogin Holdings, Inc.	54,994
1,000	Hokkoku Financial Holdings, Inc.	34,063
6,000	Hokuhoku Financial Group, Inc.	37,057
23,429	HSBC Holdings plc, ADR^	765,425
9,400	Hyakugo Bank, Ltd. (The)	22,740
1,000	Hyakujushi Bank, Ltd. (The)	12,484
757	Illimity Bank SpA*	8,285
17,920	ING Groep NV	177,822
93,838	Intesa Sanpaolo SpA	176,408
20,697	Isreal Discount Bank	108,440
9,500	Iyo Bank, Ltd. (The)	46,660
620	Jimoto Holdings, Inc.	2,579
1,200	Juroku Financial Group, Inc.	20,708
2,048	Jyske Bank A/S*	100,315
2,269	KBC Group NV	127,441
5,800	Keiyo Bank, Ltd. (The)	20,405
400	Kita-Nippon Bank, Ltd. (The)	4,716
2,500	Kiyo Bank, Ltd. (The)	24,578
16,490	Kyushu Financial Group, Inc.	47,191
1,296	Laurentian Bank of Canada	38,950
562	Liechtensteinische Landesbank AG	30,921
35,782	Lloyds Banking Group plc	18,454
111,585	Lloyds TSB Group plc, ADR	227,633
113	Luzerner Kantonalbank AG	49,139
24,670	Mebuki Financial Group, Inc.	48,563
11,475	Mediobanca SpA	99,877
62,500	Mitsubishi UFJ Financial Group, Inc.	334,455
800	Miyazaki Bank, Ltd. (The)	12,342
2,075	Mizrahi Tefahot Bank, Ltd.	69,092
12,880	Mizuho Financial Group, Inc.	146,483
1,300	Musashino Bank, Ltd. (The)	17,101
1,300	Nanto Bank, Ltd. (The)	19,080
24,789	National Australia Bank, Ltd.	468,707
5,532	National Bank of Canada^	363,083
35,183	Natwest Group plc	93,577
4,800	Nishi-Nippon Holdings, Inc.	26,555
19,269	Nordea Bank AB	169,788
7,300	North Pacific Bank, Ltd.	12,005
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	22,841
1,000	Oita Bank, Ltd. (The)	13,771
820	Okinawa Financial Group, Inc.	13,287
17,046	Oversea-Chinese Banking Corp., Ltd.	139,998
1,522	Procrea Holdings, Inc.*	21,816
28,000	Public Financial Holdings, Ltd.	8,784

Shares		Value
Common Stocks, continued
Banks, continued
6,482	Raiffeisen International Bank-Holding AG	$70,366
24,175	Resona Holdings, Inc.	90,582
1,156	Ringkjoebing Landbobank A/S	126,171
11,418	Royal Bank of Canada	1,105,491
3,753	Royal Bank of Canada	363,461
1,190	San Ju San Financial Group, Inc.	12,231
6,200	San-In Godo Bank, Ltd. (The)	29,905
11,600	Senshu Ikeda Holdings, Inc.	17,083
24,500	Seven Bank, Ltd.	46,780
1,300	Shiga Bank, Ltd. (The)	26,509
1,000	Shikoku Bank, Ltd. (The)	6,223
400	Shimizu Bank, Ltd. (The)	4,327
5,900	Shizuoka Bank, Ltd. (The)	35,455
7,610	Skandinaviska Enskilda Banken AB, Class A	74,817
9,761	Societe Generale	214,043
3,426	Spar Nord Bank A/S	36,308
2,847	Sparebank 1 Sr-Bank ASA	30,941
121	St. Galler Kantonalbank AG	55,661
36,263	Standard Chartered plc	273,370
7,000	Sumitomo Mitsui Financial Group, Inc.	207,924
3,300	Sumitomo Mitsui Trust Holdings, Inc.	101,689
8,000	Suruga Bank, Ltd.	21,674
8,201	Svenska Handelsbanken AB, Class A	70,184
4,382	Swedbank AB, Class A	55,471
2,561	Sydbank A/S	78,604
6,500	Toho Bank, Ltd. (The)	9,969
1,100	Tokyo Kiraboshi Financial Group, Inc.	18,347
7,500	Tomony Holdings, Inc.	17,259
7,456	Toronto-Dominion Bank (The)	488,964
1,900	Toronto-Dominion Bank (The)	124,615
2,100	Towa Bank, Ltd. (The)	7,975
6,200	Tsukuba Bank, Ltd.	8,825
48,238	Unicaja Banco SA(a)	47,659
13,288	Unicredit SpA	127,400
7,627	United Overseas Bank, Ltd.	144,426
405	Valiant Holding AG	35,623
764	Van Lanschot Kempen NV	17,821
34,734	Virgin Money UK plc	55,322
239	Walliser Kantonalbank	27,666
18,223	Westpac Banking Corp.	245,362
1,600	Yamagata Bank, Ltd. (The)	10,607
7,200	Yamaguchi Financial Group, Inc.	39,499
1,800	Yamanashi Chuo Bank, Ltd. (The)	15,078
6	Zuger Kantonalbank AG	45,017

		15,908,251

Beverages (1.1%):
1,900	Andrew Peller, Ltd.	8,636
6,745	Anheuser-Busch InBev NV	363,791
2,000	Asahi Breweries, Ltd.	65,567
10,973	Britvic plc	108,402
13,700	Budweiser Brewing Co. APAC, Ltd.(a)	41,092
14,772	C&C Group plc*	33,138
1,234	Carlsberg A/S, Class B	157,435
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	26,291
2,675	Coca-Cola European Partners plc	137,294
2,705	Coca-Cola HBC AG	60,052
3,646	David Campari-Milano NV	38,491

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
2,283	Diageo plc, ADR	$397,516
812	Fevertree Drinks plc	12,151
1,423	Heineken NV	130,302
700	ITO EN, Ltd.	31,347
2,300	Kirin Holdings Co., Ltd.	36,254
109	Laurent-Perrier	11,124
653	Olvi OYJ	22,134
412	Pernod Ricard SA	76,306
4,250	Primo Water Corp.	56,766
194	Remy Cointreau SA	34,160
1,456	Royal Unibrew A/S	129,784
1,600	Sapporo Breweries, Ltd.	35,512
700	Suntory Beverage & Food, Ltd.	26,482
4,200	Takara Holdings, Inc.	31,136
6,474	Treasury Wine Estates, Ltd.	50,676

		2,121,839

Biotechnology (0.4%):
143	Argenx SE*	53,963
1,271	Bavarian Nordic A/S*	42,233
1,455	BioGaia AB	14,725
1,830	CSL, Ltd.	339,954
765	Galapagos NV*	42,654
573	Genmab A/S*	185,895
402	Genus plc	12,280
2,347	Grifols SA*	44,388
5,747	Knight Therapeutics, Inc.*	23,845
6,442	Mesoblast, Ltd.*^	2,713
1,700	Peptidream, Inc.*	17,844
1,829	Swedish Orphan Biovitrum AB*	39,606
1,100	Takara Bio, Inc.	15,612
1,155	Zealand Pharma A/S*	15,153

		850,865

Building Products (1.1%):
4,400	AGC, Inc.	154,841
1,100	AICA Kogyo Co., Ltd.	22,981
2,028	Arbonia AG	27,134
1,761	ASSA Abloy AB, Class B	37,706
173	Belimo Holding AG, Class R	60,969
2,400	Bunka Shutter Co., Ltd.	17,665
1,800	Central Glass Co., Ltd.	40,952
6,649	Cie de Saint-Gobain	288,781
1,000	Daikin Industries, Ltd.	160,519
114	dorma kaba Holding AG	49,784
9,425	Fletcher Building, Ltd.	29,651
451	Geberit AG, Registered Shares	216,954
5,784	Genuit Group plc	27,103
12,753	Gwa Group, Ltd.	17,286
3,298	Inrom Construction Industries, Ltd.	14,541
2,938	Inwido AB	32,427
2,153	Kingspan Group plc	129,505
2,801	Lindab International AB	40,669
4,900	Lixil Corp.	91,843
2,012	Nibe Industrier AB, Class B	15,134
2,700	Nichias Corp.	44,935
1,100	Nichiha Corp.	21,424
1,552	Nordic Waterproofing Holding AB	21,304

Shares		Value
Common Stocks, continued
Building Products, continued
1,500	Noritz Corp.	$16,011
1,400	Okabe Co., Ltd.	6,279
8,716	Reliance Worldwide Corp., Ltd.	24,325
232	ROCKWOOL A/S, Class B	52,460
144	Rockwool International A/S	32,497
1,900	Sankyo Tateyama, Inc.	7,708
6,100	Sanwa Holdings Corp.	58,509
47	Schweiter Technologies AG	44,640
900	Shin Nippon Air Technologies Co., Ltd.	12,214
1,800	Sinko Industries, Ltd.	21,693
3,824	Systemair AB*	18,642
1,800	Takara Standard Co., Ltd.	16,592
1,000	TOTO, Ltd.	33,061
7,093	Tyman plc	20,600
2,971	Uponor OYJ	41,044
40,000	Xinyi Glass Holdings, Ltd.	96,280
533	Zehnder Group AG	31,740

		2,098,403

Capital Markets (2.6%):
12,253	3i Group plc	165,505
24,792	ABG Sundal Collier Holding ASA	14,853
3,200	AGF Management, Ltd.	15,938
1,600	Aizawa Securities Co., Ltd.	8,486
2,242	AJ Bell plc	7,330
143	Alantra Partners SA	2,008
903	Altamir	23,252
817	Amundi SA(a)	45,219
7,128	Anima Holding SpA(a)	26,291
5,351	Ashmore Group plc	14,452
670	ASX, Ltd.	37,805
1,222	Avanza Bank Holding AB	20,542
4,260	Azimut Holding SpA	74,530
600	Banca Generali SpA	17,060
521	Bellevue Group AG	17,658
8,900	Brewin Dolphin Holdings plc	55,448
800	Brookfield Asset Management, Inc., Class A	35,593
614	Brookfield Asset Management, Inc., Class A	27,305
2,383	Bure Equity AB	47,646
2,497	Canaccord Genuity Group, Inc.	16,356
7,682	CI Financial Corp.	81,595
119	Cie Financiere Tradition SA	13,102
5,230	Close Brothers Group plc	65,272
5,668	CMC Markets PLC(a)	18,914
4,319	Credit Suisse Group AG, ADR	24,489
20,849	Credit Suisse Group AG	118,733
18,300	Daiwa Securities Group, Inc.	81,785
4,462	Dea Capital SpA	5,184
12,602	Deutsche Bank AG	109,792
10,467	Deutsche Bank AG, Registered Shares	91,482
552	Deutsche Beteiligungs AG	14,635
692	Deutsche Boerse AG	115,723
329	DWS Group GmbH Co. KGaA(a)	8,606
5,622	EFG International AG	41,379
258,000	Emperor Capital Group, Ltd.*	1,842
1,726	Euronext NV(a)	141,397
2,000	Fiera Capital Corp.	14,452
1,407	Flow Traders(a)	40,270

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
10,649	GAM Holding AG*	$8,817
2,674	Georgia Capital plc*	19,733
824	Gimv NV	45,518
2,400	GMO Financial Holdings, Inc.^	13,752
1,175	Guardian Capital Group, Ltd., Class A	27,663
142,000	Guotai Junan International Hol	16,995
148,767	Haitong International Securities	21,248
4,181	Hargreaves Lansdown plc	40,132
6,594	Hong Kong Exchanges & Clearing, Ltd.	329,169
2,100	iFAST Corp., Ltd.	6,268
8,570	IG Group Holdings plc	72,339
1,732	IGM Financial, Inc.	46,429
647	Impax Asset Management Group plc	4,773
21,365	Insignia Financial, Ltd.	39,690
2,872	IntegraFin Holdings plc	7,858
5,770	Intermediate Capital Group plc	92,063
22,533	Investec plc	123,092
60,525	IP Group plc	51,593
1,700	IwaiCosmo Holdings, Inc.	15,733
3,400	JAFCO Group Co., Ltd.	41,045
4,800	Japan Exchange Group, Inc.	69,333
4,910	Julius Baer Group, Ltd.	226,878
17,082	Jupiter Fund Management plc	30,826
138,000	Kingston Financial Group, Ltd.*	4,141
800	Kyokuto Securities Co., Ltd.	4,071
957	London Stock Exchange Group plc	88,947
500	M&A Capital Partners Co., Ltd.*	13,156
1,241	Macquarie Group, Ltd.	141,013
2,194	Magellan Financial Group, Ltd.	19,581
50,276	Man Group plc/Jersey	153,011
2,300	Marusan Securities Co., Ltd.	8,285
1,180,000	Mason Group Holdings, Ltd.*	3,473
2,600	Matsui Securities Co., Ltd.	15,432
2,900	Mito Securities Co., Ltd.	5,561
3,035	MLP SE	18,190
5,700	Monex Group, Inc.	17,763
4,905	Navigator Global Investments, Ltd.	4,213
3,008	Netwealth Group, Ltd.	25,222
14,364	Ninety One plc	34,578
19,100	Nomura Holdings, Inc.	69,870
931	Nordnet AB Publ	12,189
15,528	NZX, Ltd.	11,922
3,800	Okasan Securities Group, Inc.	9,474
253	Partners Group Holding AG	228,269
9,039	Pendal Group, Ltd.	27,594
1,616	Perpetual, Ltd.	32,228
11,593	Platinum Asset Management, Ltd.	13,929
2,595	Polar Capital Holdings plc	16,117
38,911	Quilter PLC(a)	49,003
1,470	Rathbones Group plc	34,753
9,785	Ratos AB, Class B	41,694
1,549	Rothschild & Co.	52,376
4,200	SBI Holdings, Inc.	82,264
1,783	Schroders plc	58,047
1,029	Schroders plc	28,216
8,200	Singapore Exchange, Ltd.	55,911
4,200	Sparx Group Co., Ltd.	8,210

Shares		Value
Common Stocks, continued
Capital Markets, continued
5,446	St. James Place plc	$73,181
700	Strike Co., Ltd.	17,564
388	Swissquote Group Holding SA	39,444
2,584	Tamburi Investment Partners SP	19,872
375	Tikehau Capital SCA	7,618
531	TMX Group, Ltd.	54,049
8,500	Tokai Tokyo Financial Holdings, Inc.	23,193
4,000	Toyo Securities Co., Ltd.	5,757
30,858	TP ICAP Group plc	42,197
15,471	UBS Group AG	249,774
20,430	Uob-Kay Hian Holdings, Ltd.	21,185
1,000	Uzabase, Inc.*	5,775
22,000	Value Partners Group, Ltd.	8,317
1,052	Vontobel Holding AG	73,968
245	Vp Bank AG, Registered Shares	23,099
550	VZ Holding AG	39,877
29,400	Yangzijiang Financial Holding, Ltd.*	8,678

		5,115,127

Chemicals (3.9%):
900	Achilles Corp.	8,913
3,300	Adeka Corp.	57,052
1,775	Air Liquide SA	239,878
7,800	Air Water, Inc.	98,053
2,028	Akzo Nobel NV	133,968
700	Arakawa Chemical Industries, Ltd.	5,116
2,608	Arkema SA	235,005
26,600	Asahi Kasei Corp.	203,310
1,100	ASAHI YUKIZAI Corp.	16,216
9,846	BASF SE	428,399
1,939	Borregaard ASA	31,709
52,400	China Sunsine Chemical Holdings, Ltd.	16,623
1,971	Christian Hansen Holding A/S	143,822
1,600	CI Takiron Corp.	6,361
8,231	Clariant AG*	156,963
1,435	Corbion NV	43,605
6,863	Covestro AG(a)	237,161
752	Croda International plc	59,293
1,000	Dai Nippon Toryo Co., Ltd.	5,229
7,200	Daicel Corp.	44,564
900	Dainichiseika Color & Chemical	11,568
2,800	Dainippon Ink & Chemicals, Inc.	49,677
3,100	Denka Co., Ltd.	75,120
18,377	Elementis plc*	22,134
2,854	Elkem ASA(a)	9,148
58	EMS-Chemie Holding AG	43,216
8,516	Ercros SA	33,571
9,485	Essentra plc	28,689
3,851	Evonik Industries AG	82,209
2,023	FUCHS PETROLUB SE	56,384
701	FUCHS PETROLUB SE	17,124
300	Fujimori Kogyo Co., Ltd.	7,690
700	Fuso Chemical Co., Ltd.	18,337
77	Givaudan SA, Registered Shares	272,177
200	Gurit Holding AG	21,405
6,252	Hexpol AB	53,291
700	Hodogaya Chemical Co., Ltd.	17,042
3,950	ICL Group, Ltd.	36,098

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
28,614	Incitec Pivot, Ltd.	$65,813
1,500	Ishihara Sangyo Kaisha, Ltd.	11,069
1,000	JCU Corp.	24,971
3,467	Johnson Matthey plc	81,351
700	Jsp Corp.	7,201
1,200	JSR Corp.	31,171
5,723	K+S AG, Registered Shares	139,126
2,000	Kaneka Corp.	49,281
1,300	Kansai Paint Co., Ltd.	16,596
3,300	Kanto Denka Kogyo Co., Ltd.	21,502
4,999	Kemira OYJ	61,119
1,400	Kh Neochem Co., Ltd.	25,694
1,500	Koatsu Gas Kogyo Co., Ltd.	7,303
1,120	Koninklijke DSM NV	161,770
1,000	Konishi Co., Ltd.	11,348
11,800	Kuraray Co., Ltd.	95,309
600	Kureha Corp.	42,159
3,226	Lanxess AG	115,536
379	Lenzing AG	30,703
1,300	Lintec Corp.	22,045
929	Methanex Corp.	35,516
700	Methanex Corp.	26,744
28,100	Mitsubishi Chemical Holdings Corp.	152,369
3,000	Mitsubishi Gas Chemical Co., Inc.	43,274
5,700	Mitsui Chemicals, Inc.	121,547
12,400	Nanofilm Technologies International, Ltd.	20,825
800	Nihon Kagaku Sangyo Co., Ltd.	6,028
2,300	Nihon Nohyaku Co., Ltd.	11,775
2,600	Nihon Parkerizing Co., Ltd.	17,090
600	Nippon Chemical Industrial Co., Ltd.	8,531
5,500	Nippon Kayaku Co., Ltd.	44,347
2,100	Nippon Paint Holdings Co., Ltd.	15,671
1,400	Nippon Pillar Packing Co., Ltd.	28,060
3,000	Nippon Sanso Holdings Corp.	47,871
700	Nippon Shokubai Co., Ltd.	27,107
800	Nippon Soda Co., Ltd.	25,755
1,500	Nissan Chemical Corp.	69,192
1,900	Nitto Denko Corp.	123,090
1,000	NOF Corp.	37,114
1,377	Novozymes A/S, Class B	82,933
8,438	Nufarm, Ltd.	29,616
3,137	Nutrien, Ltd.^	249,988
1,935	Nutrien, Ltd.	154,123
1,928	OCI NV	63,566
500	Okamoto Industries, Inc.	14,031
600	Okura Industrial Co., Ltd.	7,519
4,527	Orica, Ltd.	49,176
900	Osaka Organic Chemical Industry, Ltd.	14,693
2,613	Recticel SA	39,013
2,800	Riken Technos Corp.	8,881
500	Sakai Chemical Industry Co., Ltd.	6,963
2,400	Sakata Inx Corp.	16,180
700	Sanyo Chemical Industries, Ltd.	24,550
900	Sekisui Plastics Co., Ltd.	2,708
1,100	Shikoku Chemicals Corp.	10,070
2,000	Shin-Etsu Chemical Co., Ltd.	225,812
1,800	Shin-Etsu Polymer Co., Ltd.	15,686

Shares		Value
Common Stocks, continued
Chemicals, continued
5,600	Showa Denko K.K.	$95,293
733	Sika AG	169,126
1,754	SOL SpA	30,288
1,994	Solvay SA	161,749
400	Stella Chemifa Corp.	7,041
900	Sumitomo Bakelite Co., Ltd.	26,999
30,600	Sumitomo Chemical Co., Ltd.	119,473
300	Sumitomo Seika Chemicals Co. Ltd.	6,389
514	Symrise AG	55,930
13,110	Synthomer plc	35,929
700	T Hasegawa Co., Ltd.	14,248
1,200	T&K Toka Co., Ltd.	7,151
600	Taiyo Holdings Co., Ltd.	12,604
600	Takasago International Corp.	10,771
600	Tayca Corp.	5,332
7,900	Teijin, Ltd.	82,330
500	Tenma Corp.	8,482
625	Tessenderlo Group SA*	19,774
4,900	Toagosei Co., Ltd.	36,475
6,900	Tokai Carbon Co., Ltd.	52,654
2,900	Tokuyama Corp.	36,926
600	Tokyo Ohka Kogyo Co., Ltd.	29,399
21,000	Toray Industries, Inc.	117,919
5,100	Tosoh Corp.	63,394
1,200	Toyo Ink SC Holdings Co., Ltd.	16,833
3,400	Toyobo Co., Ltd.	25,130
4,800	Ube Industries, Ltd.	71,408
3,116	Umicore SA	108,904
1,051	Victrex plc	22,764
329	Wacker Chemie AG	47,470
1,428	Yara International ASA	59,955
2,900	Zeon Corp.	28,116

		7,510,857

Commercial Services & Supplies (1.3%):
800	AEON Delight Co., Ltd.	17,506
23,247	Babcock International Group plc*	87,747
581	Befesa SA(a)	28,247
13,069	Biffa plc(a)	59,661
896	Bilfinger SE	26,290
1,670	Black Diamond Group, Ltd.	4,827
14,490	Brambles, Ltd.	107,012
3,076	Bravida Holding AB(a)	26,808
200	Calian Group, Ltd.	9,800
2,850	Caverion Corp.	13,190
300	Central Security Patrols Co., Ltd.	5,998
338	Cewe Stiftung & Co. KGAA	28,501
46,000	Cleanaway Waste Management, Ltd.	80,048
10,948	Collection House, Ltd.*	515
1,829	Coor Service Management Holding AB(a)	14,362
2,400	CTS Co., Ltd.	14,143
3,200	Dai Nippon Printing Co., Ltd.	69,068
6,041	De La Rue plc*	5,751
3,731	Derichebourg SA	21,790
2,180	Dexterra Group, Inc.	9,367
25,208	Downer EDI, Ltd.	87,907
1,100	Duskin Co., Ltd.	23,456
7,850	Elis SA	105,705

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
300	GDI Integrated Facility Services, Inc.*	$10,643
435	GL Events*	7,078
12,057	HomeServe plc	171,956
900	Inaba Seisakusho Co., Ltd.	9,218
2,297	Intrum AB	43,881
5,989	ISS A/S*	95,165
1,800	Itoki Corp.	4,846
1,900	Japan Elevator Service Holdings Co., Ltd.	19,803
3,300	Kokuyo Co., Ltd.	41,817
400	Kyodo Printing Co., Ltd.	7,329
2,302	Lassila & Tikanoja OYJ	25,902
3,325	Loomis AB	81,331
700	Matsuda Sangyo Co., Ltd.	10,386
5,449	Mears Group plc	12,579
51,653	Mitie Group plc	35,248
1,400	NAC Co., Ltd.	10,101
15,900	Nippon Parking Development Co., Ltd.	19,979
1,600	Okamura Corp.	14,306
1,100	Oyo Corp.	13,451
2,700	Park24 Co., Ltd.*	37,391
2,696	PayPoint plc	18,423
1,100	Pilot Corp.	39,232
2,400	Prestige International, Inc.	11,971
13,654	Prosegur Cia de Seguridad SA	24,100
1,158	Renewi plc*	10,190
20,405	Rentokil Initial plc	117,917
2,500	Ritchie Bros Auctioneers, Inc.	162,685
3,299	RPS Group plc	4,154
900	Sato Holdings Corp.	12,390
700	Secom Co., Ltd.	43,277
7,978	Securitas AB, Class B	69,303
14,890	Serco Group plc	31,584
3,267	Smartgroup Corp., Ltd.	13,816
787	Societe BIC SA	43,155
1,400	Sohgo Security Services Co., Ltd.	38,932
4,477	Spie SA	97,892
700	Studio Alice Co., Ltd.	12,274
1,392	TOMRA Systems ASA	25,936
3,280	TOPPAN, INC.	54,847
1,612	TRE Holdings Corp.	22,391
200	Waste Connections, Inc.	24,802
580	Waste Connections, Inc.	71,897

		2,471,277

Communications Equipment (0.3%):
2,792	Adva Optical Networking SE*	38,098
700	Aiphone Co., Ltd.	8,915
700	DKK Co., Ltd.	12,024
737	HMS Networks AB	31,492
500	Icom, Inc.	8,991
13,669	Nokia Oyj, ADR	63,014
28,303	Nokia OYJ	131,822
10,200	Quarterhill, Inc.	14,741
418	RTX A/S*	8,135
600	Sierra Wireless, Inc.*	14,056
10,363	Spirent Communications plc	31,359
684	Telefonaktiebolaget LM Ericsson, Class A	5,572

Shares		Value
Common Stocks, continued
Communications Equipment, continued
28,485	Telefonaktiebolaget LM Ericsson, Class B	$212,718
5,700	VTech Holdings, Ltd.	45,135

		626,072

Construction & Engineering (2.0%):
733	Ackermans & Van Haaren NV	109,509
4,970	ACS Actividades de Construccion y Servicios SA	120,556
3,353	Aecon Group, Inc.	34,207
1,375	AF Gruppen ASA	22,043
2,520	Arcadis NV	85,339
300	Asanuma Corp.	11,857
1,130	Ashtrom Group, Ltd.	25,000
1,410	Badger Infrastructure Solutions, Ltd.	30,939
20,372	Balfour Beatty plc	63,059
519	Bauer AG*	4,919
1,400	Bird Construction, Inc.	8,126
1,831	Boskalis Westminster	61,415
16,800	Boustead Singapore, Ltd.	11,554
7,647	Bouygues SA	236,459
209	Burkhalter Holding AG	16,472
4,600	Chiyoda Corp.*	14,603
1,700	Chudenko Corp.	26,802
494	Cie d’Entreprises CFE SA*	4,297
1,721	ComSys Holdings Corp.	32,884
6,098	Costain Group plc*	2,538
500	Dai-Dan Co., Ltd.	7,791
900	Daiho Corp.	30,562
3,389	Eiffage SA	307,728
2,783	Elecnor SA	31,954
44	Electra, Ltd./Israel	24,573
7,737	Eltel AB*(a)	6,008
37,002	Empresas ICA SAB de C.V.*	156
3,070	Ferrovial SA	78,275
1,664	FLSmidth & Co. A/S	41,072
2,002	Fomento de Construcciones y Contratas SA	19,782
440	Fudo Tetra Corp.	5,004
4,141	Fugro NV*	52,280
200	Fukuda Corp.	6,877
4,363	Galliford Try Holdings plc	9,028
6,000	Hazama Ando Corp.	37,298
1,929	Heijmans NV	21,524
600	Hibiya Engineering, Ltd.	8,592
173	Hochtief AG	8,427
1,093	Implenia AG*	25,022
6,236	INFRONEER Holdings, Inc.	44,379
3,147	Instalco AB	13,031
4,300	JGC Holdings Corp.	55,893
10,188	Johns Lyng Group, Ltd.	40,316
5,400	Kajima Corp.	62,014
3,000	Kandenko Co., Ltd.	18,716
3,807	Keller Group plc	33,724
2,500	Kinden Corp.	28,891
15,900	Koninklijke BAM Groep NV*	37,874
1,600	Kumagai Gumi Co., Ltd.	32,459
2,500	Kyowa Exeo Corp.	39,146
1,700	Kyudenko Corp.	34,403
9,546	Maire Tecnimont SpA	27,540
21,000	MECOM Power And Construction, Ltd.	6,353

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,700	Meisei Industrial Co., Ltd.	$8,827
3,300	Mirait Holdings Corp.	38,878
1,475	Monadelphous Group, Ltd.	10,120
1,922	Morgan Sindall Group plc	42,663
3,087	NCC AB, Class B	31,089
1,000	Nichireki Co., Ltd.	9,570
1,600	Nippon Densetsu Kogyo Co., Ltd.	20,749
700	Nippon Koei Co., Ltd.	16,808
100	Nippon Road Co., Ltd. (The)	4,682
1,900	Nishimatsu Construction Co., Ltd.	56,956
20,879	NRW Holdings, Ltd.	24,406
9,100	Obayashi Corp.	66,116
6,495	Obrascon Huarte Lain SA*	3,999
1,100	Okumura Corp.	24,439
8,600	Oriental Shiraishi Corp.	15,157
5,969	Peab AB	34,940
8,700	Penta-Ocean Construction Co., Ltd.	47,105
726	Per Aarsleff Holding A/S	21,779
2,400	Raiznext Corp.	20,251
24,100	Sacyr SA	57,978
1,900	Sanki Engineering Co., Ltd.	21,520
1,700	Seikitokyu Kogyo Co., Ltd.	10,193
40,165	Service Stream, Ltd.*	24,234
3,211	Shapir Engineering And Indus	26,367
4,339	Shikun & Binui, Ltd.*	17,774
6,700	Shimizu Corp.	37,065
1,500	Shinnihon Corp.	7,821
4,094	Skanska AB, Class B	62,855
3,001	SNC-Lavalin Group, Inc.	51,626
881	Strabag Se*	37,446
6,980	Sumitomo Mitsui Construction	23,780
3,299	Sweco AB	34,323
700	Taihei Dengyo Kaisha, Ltd.	15,234
800	Taikisha, Ltd.	18,765
2,400	Taisei Corp.	74,790
1,400	Takamatsu Construction Group C	21,321
400	Tekken Corp.	5,292
900	TOA Corp.	16,492
400	TOA Road Corp.	16,874
1,630	Tobishima Corp.	12,261
6,900	Toda Corp.	36,647
400	Toenec Corp.	10,314
1,000	Tokyo Energy & Systems, Inc.	7,139
5,100	Tokyu Construction Co., Ltd.	24,039
1,100	Totetsu Kogyo Co., Ltd.	19,658
4,300	Toyo Construction Co., Ltd.	28,091
2,100	Toyo Engineering Corp.*	9,993
3,109	Veidekke ASA	28,291
4,239	Vinci SA	380,780
555	WSP Global, Inc.	62,762
1,700	Yahagi Construction Co., Ltd.	9,478
3,849	YIT OYJ	12,833
1,200	Yokogawa Bridge Holdings Corp.	17,286
1,200	Yurtec Corp.	6,532

		3,865,658

Construction Materials (0.7%):
13,883	Adbri, Ltd.	23,200
1,800	Asia Pile Holdings Corp.	6,062

Shares		Value
Common Stocks, continued
Construction Materials, continued
2,976	Brickworks, Ltd.	$38,095
2,431	Buzzi Unicem SpA	39,955
10,867	CRH plc, ADR	378,389
22,791	CSR, Ltd.	63,896
3,367	Forterra PLC(a)	10,963
1,160	H+H International A/S, Class B*	21,742
3,574	HeidelbergCement AG	171,663
6,293	Holcim, Ltd.	269,589
13,005	Ibstock plc(a)	26,212
1,243	Imerys SA	38,220
3,617	James Hardie Industries SE	79,209
400	Krosaki Harima Corp.	12,656
600	Maeda Kosen Co., Ltd.	13,009
5,422	Marshalls plc	29,554
2,500	Nippon Concrete Industries Co., Ltd.	4,922
405	Rhi Magnesita NV	9,818
500	Shinagawa Refractories Co., Ltd.	13,146
123	STO SE & Co KGaA	17,974
1,500	Sumitomo Osaka Cement Co., Ltd.	37,226
3,800	Taiheiyo Cement Corp.	56,586
1,300	TYK Corp.	2,618
998	Vicat	27,528
1,393	Wienerberger AG	29,919

		1,422,151

Consumer Finance (0.3%):
10,300	ACOM Co., Ltd.	24,082
3,700	AEON Financial Service Co., Ltd.	34,878
7,800	Aiful Corp.	20,136
8,198	Axactor SE*	4,963
974	Cembra Money Bank AG	69,973
1,607	Credit Corp. Group, Ltd.	22,513
5,500	Credit Saison Co., Ltd.	63,181
18,226	Eclipx Group, Ltd.*	29,085
873	Gruppo MutuiOnline SpA	22,075
2,616	H&T Group plc	10,188
5,740	Hoist Finance AB*(a)	15,608
17,800	Hong Leong Finance, Ltd.	31,018
14,415	International Personal Finance	13,427
2,917	Isracard, Ltd.	10,438
4,300	J Trust Co., Ltd.	13,992
1,300	Jaccs Co., Ltd.	32,171
8,673	Money3 Corp., Ltd.	11,722
15,200	Orient Corp.	14,347
213,600	Oshidori International Holdings, Ltd.*	12,935
700	Premium Group Co., Ltd.	20,115
4,742	Provident Financial plc	11,520
4,452	Resurs Holding AB(a)	8,841
38,000	Sun Hung Kai & Co., Ltd.	17,786

		514,994

Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	42,496
4,231	Cascades, Inc.	33,302
1,780	CCL Industries, Inc.	84,146
31,429	DS Smith plc	106,199
1,600	FP Corp.	33,446
1,900	Fuji Seal International, Inc.	20,659

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
1,000	Hokkan Holdings, Ltd.	$9,048
3,405	Huhtamaki OYJ	135,003
3,327	Intertape Polymer Group, Inc.	104,644
149	Mayr Melnhof Karton AG	25,317
28,458	Orora, Ltd.	71,521
6,607	Pact Group Holdings, Ltd.	8,233
8,600	Rengo Co., Ltd.	46,582
7,369	SIG Combibloc Group AG	162,392
8,090	Smurfit Kappa Group plc	272,955
500	Taisei Lamick Co., Ltd.	9,670
600	Tomoku Co., Ltd.	6,637
4,000	Toyo Seikan Group Holdings, Ltd.	41,869
3,570	Transcontinental, Inc.	42,468
2,064	Verallia SA(a)	49,313
750	Vetropack Holding AG	31,039
753	Vidrala SA	54,601
700	Winpak, Ltd.	23,926

		1,415,466

Distributors (0.2%):
600	Arata Corp.	17,228
11,493	Bapcor, Ltd.	48,183
1,300	Central Automotive Products, Ltd.	22,491
564	D’ieteren Group	82,616
1,000	Doshisha Co., Ltd.	11,586
4,313	Headlam Group plc	15,599
16,112	Inchcape plc	136,544
3,365	John Menzies plc*	24,460
400	Paltac Corp.	12,393
85	Tadiran Group, Ltd.	11,390
1,725	Uni-Select, Inc.*	38,333

		420,823

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	17,776
2,000	Benesse Holdings, Inc.	32,404
3,227	Dignity plc*	15,868
8,000	EC Healthcare	8,089
44,648	G8 Education, Ltd.	32,489
1,700	IBJ, Inc.	9,483
2,039	IDP Education, Ltd.	33,466
1,407	InvoCare, Ltd.	10,162
400	Park Lawn Corp.	10,580
25,000	Perfect Medical Health Management, Ltd.	13,464
900	QB Net Holdings Co., Ltd.	8,903
2,600	Riso Kyoiku Co., Ltd.	6,117

		198,801

Diversified Financial Services (0.8%):
1,439	ABC arbitrage	10,585
84,183	AMP, Ltd.*	55,521
3,396	Banca Farmafactoring SpA(a)	22,847
5,878	Banca Mediolanum SpA	38,922
4,759	Burford Capital, Ltd.	46,628
16,703	Challenger, Ltd.	78,914
2,280	doValue SpA(a)	13,530
5,800	Ecn Capital Corp.	24,831
800	eGuarantee, Inc.	12,648
16,244	Element Fleet Management Corp.	169,382

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
926	Eurazeo SE	$57,844
900	Fuyo General Lease Co., Ltd.	51,117
565	GRENKE AG	13,836
20,600	G-Resources Group, Ltd.	6,305
88	Hypoport SE*	17,454
140	Jackson Financial, Inc., Class A	3,745
800	Japan Investment Adviser Co., Ltd.	7,588
4,600	Japan Securities Finance Co., Ltd.	28,942
40,597	M&G plc	96,202
24,220	Mitsubishi HC Capital, Inc.	111,820
1,000	Mizuho Leasing Co., Ltd.	22,900
900	NEC Capital Solutions, Ltd.	13,533
16,085	Ofx Group, Ltd.*	25,750
7,289	Omni Bridgeway, Ltd.*	17,940
2,247	Onex Corp.	111,913
14,700	ORIX Corp.	246,808
4,583	Plus500, Ltd.	93,330
1,100	Ricoh Leasing Co., Ltd.	28,350
45,834	Standard Life Aberdeen plc	89,288
1,500	Tokyo Century Corp.	49,690
1,700	Zenkoku Hosho Co., Ltd.	53,288

		1,621,451

Diversified Telecommunication Services (2.6%):
900	ARTERIA Networks Corp.	8,111
974	BCE, Inc.	47,901
44	BCE, Inc.	2,163
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)	56,679
203,849	BT Group plc	462,495
686	Cellnex Telecom SAU(a)	26,720
20,039	Chorus, Ltd.	90,177
90,000	CITIC Telecom International Holdings, Ltd.	29,862
46,971	Deutsche Telekom AG	932,460
3,188	Elisa OYJ	179,170
2,209	Gamma Communications plc	28,904
7,634	Helios Towers PLC*	11,235
27,500	HKBN, Ltd.	31,226
98,295	HKT Trust & HKT, Ltd.	132,085
3,856	Infrastrutture Wireless Italiane SpA(a)	39,224
1,400	Internet Initiative Japan, Inc.	49,022
69,090	Koninklijke KPN NV	246,417
3,548	Liberty Global plc, Class C*	78,375
41,300	NetLink NBN Trust	28,847
5,000	Nippon Telegraph & Telephone Corp.	143,582
35,613	Orange SA	418,743
132,202	PCCW, Ltd.	70,185
5,067	Proximus SADP	74,695
14,900	Singapore Telecommunications, Ltd.	27,161
16,483	Spark New Zealand, Ltd.	49,387
13,084	Speedcast International, Ltd.*	—
12,209	Superloop, Ltd.*	6,070
761	Swisscom AG	421,300
334,376	Telecom Italia SpA*	87,602
210,041	Telecom Italia SpA*	52,485
45,006	Telefonica Deutschland Holding AG	129,243
117,308	Telefonica SA	597,808
4,768	Telekom Austria AG*	31,750
4,475	Telenor ASA	59,638

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
40,221	Telia Co AB	$154,186
34,939	Telstra Corp., Ltd.	92,785
4,669	TPG Telecom, Ltd.	19,230
7,091	Tuas, Ltd.*	5,429
3,566	United Internet AG, Registered Shares	101,746
3,751	Uniti Group, Ltd.*	12,741
900	Usen-Next Holdings Co., Ltd.	12,883

		5,049,722

Electric Utilities (1.4%):
829	Acciona SA	153,172
334	BKW AG	34,911
5,400	Chubu Electric Power Co., Inc.	54,384
2,800	Chugoku Electric Power Co., Inc. (The)	18,044
7,000	CK Infrastructure Holdings, Ltd.	43,008
6,064	CLP Holdings, Ltd.	50,344
3,804	Contact Energy, Ltd.	17,272
21,672	EDP — Energias de Portugal SA	101,274
5,097	Electricite de France	41,713
675	Elia Group SA/NV	95,738
2,200	Emera, Inc.	103,077
4,746	Endesa SA^	89,547
47,239	Enel SpA	259,607
240	Energiedienst Holding AG, Registered Shares	10,057
1,538	EVN AG	32,578
1,708	Fortis, Inc.	80,737
915	Fortis, Inc.	43,262
2,642	Fortum OYJ	39,688
15,470	Genesis Energy, Ltd.	25,591
30,000	HK Electric Investments, Ltd.	27,532
7,700	Hokkaido Electric Power Co., Inc.	28,000
3,500	Hokuriku Electric Power Co.	13,731
1,200	Hydro One, Ltd.(a)	32,270
34,462	Iberdrola SA	357,555
6,227	Infratil, Ltd.	29,825
3,500	Kansai Electric Power Co., Inc. (The)	34,682
7,200	Kyushu Electric Power Co., Inc.	46,283
1,800	Okinawa Electric Power Co., Inc. (The)	17,412
24,174	Origin Energy, Ltd.	96,265
730	Orsted A/S(a)	76,345
11,500	Power Assets Holdings, Ltd.	72,436
7,033	Red Electrica Corp SA	133,138
11	Romande Energie Holding SA, Registered Shares	13,499
13,134	Scottish & Southern Energy plc	259,616
3,300	Shikoku Electric Power Co., Inc.	19,246
10,948	Terna SpA	86,035
3,900	Tohoku Electric Power Co., Inc.	20,913
13,500	Tokyo Electric Power Co. Holdings, Inc.*	56,442
284	Verbund AG, Class A	27,799

		2,743,028

Electrical Equipment (1.2%):
22,112	ABB, Ltd.	591,059
600	Chiyoda Integre Co., Ltd.	8,504
1,300	Denyo Co., Ltd.	15,246
1,500	Fuji Electric Co., Ltd.	62,219
12,400	Fujikura, Ltd.	70,381
3,100	Furukawa Electric Co., Ltd. (The)	50,956

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
1,200	Futaba Corp.	$5,886
485	GARO AB	6,181
38	Gavazzi Carlo Holding AG	11,509
3,000	GS Yuasa Corp.	46,996
3,515	Hexatronic Group AB	26,238
400	Hirakawa Hewtech Corp.	3,178
553	Huber & Suhner AG	44,151
1,600	Idec Corp./Japan	33,010
1,557	Legrand SA	115,862
800	Mabuchi Motor Co., Ltd.	20,625
346	Mersen	10,326
9,100	Mitsubishi Electric Corp.	97,418
1,227	Nexans SA	95,988
1,300	Nidec Corp.	80,396
500	Nippon Carbon Co., Ltd.	14,714
1,500	Nitto Kogyo Corp.	25,966
1,094	NKT A/S*	46,642
3,878	Nordex Se*	33,060
17	Phoenix Mecano AG	6,413
2,550	PNE AG	35,484
2,643	Prysmian SpA	72,929
400	Sanyo Denki Co., Ltd.	15,404
942	Schneider Electric SA	111,581
200	SEC Carbon, Ltd.	7,492
2,150	SGL Carbon SE*	13,482
4,943	Siemens Energy AG	72,480
701	Siemens Gamesa Renewable Energy*	13,232
3,816	Signify NV(a)	127,594
1,000	Sinfonia Technology Co., Ltd.	9,871
224	Somfy SA	29,126
1,500	SwCC Showa Holdings Co., Ltd.	18,861
900	Takaoka Toko Co., Ltd.	11,246
1,055	Tera Light, Ltd.*	1,684
1,490	TKH Group NV	56,359
600	Toyo Tanso Co., Ltd.	12,507
3,300	Ushio, Inc.	40,865
140	Varta AG	11,617
4,284	Vestas Wind Systems A/S	90,799
527	XP Power, Ltd.	18,281

		2,293,818

Electronic Equipment, Instruments & Components (1.4%):
600	Ai Holdings Corp.	6,861
7,060	Alps Alpine Co., Ltd.	71,730
288	ALSO Holding AG, Registered Shares	56,866
1,800	Amano Corp.	31,006
3,300	Anritsu Corp.	35,675
1,200	Arisawa Manufacturing Co., Ltd.	8,851
1,280	Austria Technologie & Systemte	68,486
225	Basler AG	18,046
900	Canon Electronics, Inc.	10,149
1,300	Canon Marketing Japan, Inc.	27,020
5,004	Celestica, Inc.*	48,679
157	Cicor Technologies, Ltd.*	7,515
9,300	Citizen Watch Co., Ltd.	37,660
3,400	CMK Corp.	10,737
3,981	Codan, Ltd./Australia	19,141
1,300	Conexio Corp.	12,730

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,100	Daiwabo Holdings Co., Ltd.	$53,508
1,700	Dexerials Corp.	44,881
972	Dicker Data, Ltd.	7,409
1,100	Elematec Corp.	10,206
700	Evertz Technologies, Ltd.	7,098
7,452	Fingerprint Cards AB*	6,526
2,100	Furuno Electric Co., Ltd.	15,645
400	Hagiwara Electric Co., Ltd.	5,944
500	Hakuto Co., Ltd.	9,336
511	Halma plc	12,595
900	Hamamatsu Photonics KK	34,998
2,429	Hexagon AB, Class B	25,271
200	Hirose Electric Co., Ltd.	26,415
1,200	Hochiki Corp.	11,399
800	Horiba, Ltd.	33,893
2,600	Hosiden Corp.	23,562
2,300	Ibiden Co., Ltd.	64,290
47	Inficon Holding AG	37,066
400	I-PEX, Inc.	3,754
300	Iriso Electronics Co., Ltd.	7,071
2,300	Japan Aviation Electronics Industry, Ltd.	34,668
1,100	Japan Cash Machine Co., Ltd.	5,413
1,679	Jenoptik AG	37,428
1,000	Kaga Electronics Co., Ltd.	22,355
300	Keyence Corp.	102,684
1,200	Koa Corp.	14,319
1,400	Kyocera Corp.	74,948
3,500	Kyosan Electric Manufacturing Co., Ltd.	11,153
3,313	Lagercrantz Group AB	26,863
527	Landis+Gyr Group AG	27,653
18	Lem Holding SA, Registered Shares	34,412
1,700	Macnica Fuji Electronics Holdings	32,806
200	Maruwa Co., Ltd./Aichi	22,695
900	Meiko Electronics Co., Ltd.	20,912
978	Micronic Mydata AB	13,774
2,156	Midwich Group plc	15,391
4,600	Murata Manufacturing Co., Ltd.	249,175
267	Nederland Apparatenfabriek	16,730
2,800	Nichicon Corp.	26,011
600	Nippon Chemi-Con Corp.*	7,518
2,100	Nippon Electric Glass Co., Ltd.	40,006
3,400	Nippon Signal Co., Ltd.	24,650
1,800	Nissha Co., Ltd.	19,537
600	Nohmi Bosai, Ltd.	8,168
3,600	OKI Electric Industry Co., Ltd.	19,679
500	Omron Corp.	25,430
3,000	Osaki Electric Co., Ltd.	10,798
1,627	Oxford Instruments plc	39,137
3,149	Pricer AB	4,744
324	Renishaw plc	14,071
1,100	Restar Holdings Corp.	15,471
1,400	Ryoden Corp.	16,364
1,100	Ryosan Co., Ltd.	17,785
185	Sensirion Holding AG*(a)	18,779
63	Sesa SpA	8,004
400	Shibaura Electronics Co., Ltd.	14,744
1,600	Shimadzu Corp.	50,649
1,200	Shinko Shoji Co., Ltd.	7,797

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,000	Siix Corp.	$14,035
3,154	Smart Metering Systems plc	31,441
1,318	Spectris plc	43,829
6,120	Strix Group plc	12,452
2,000	Sumida Corp.	11,777
700	Tachibana Eletech Co., Ltd.	7,852
1,700	Taiyo Yuden Co., Ltd.	57,852
2,500	Tamura Corp.	10,352
7,600	TDK Corp.	235,075
2,600	Topcon Corp.	33,929
1,300	Toyo Corp.	10,601
7,103	TT Electronics plc	15,239
100	V Technology Co., Ltd.	2,060
312	Vaisala OYJ, Class A	13,371
4,400	Venture Corp., Ltd.	52,758
44,000	Vstecs Holdings, Ltd.	35,199
2,200	Yokogawa Electric Corp.	36,099
1,100	Yokowo Co., Ltd.	16,896

		2,705,557

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	6,197
5,393	Aker Solutions ASA	14,582
2,991	BW Offshore, Ltd.	8,102
5,874	Ces Energy Solutions Corp.	10,634
29,491	CGG SA*	25,717
4,726	Computer Modelling Group, Ltd.	17,846
6,058	Enerflex, Ltd.	28,572
8,606	Ensign Energy Services, Inc.*	22,535
6,704	Hunting plc	17,619
18,612	John Wood Group plc*	35,340
8,257	Lamprell plc*	873
1,000	Modec, Inc.	8,581
2,400	North American Construction Group, Ltd.	26,350
7,269	Odfjell Drilling, Ltd.*	17,045
1,211	Odfjell Technology, Ltd.*	2,512
1,450	Pason Systems, Inc.	16,438
7,745	Petrofac, Ltd.*	10,568
18,993	Petroleum Geo-Services ASA*	12,911
818	Precision Drilling Corp.*	52,569
320	Saipem SpA*^	860
5,417	SBM Offshore NV	73,661
174	Schoeller-Blackman Oilfield Equipment AG	9,794
8,377	Secure Energy Services, Inc.	39,054
3,900	ShawCor, Ltd.*	17,303
5,516	Subsea 7 SA	44,408
5,044	Technip Energies NV	62,917
1,677	Tecnicas Reunidas SA*	12,399
1,044	Tenaris SA, ADR	26,820
1,938	Tenaris SA	24,895
2,965	TGS ASA	41,906
421	The Drilling Co of 1972 A/S*	17,329
900	Total Energy Services, Inc.	5,224
400	Toyo Kanetsu KK	7,812
13,311	Trican Well Service, Inc.*	38,164
2,831	Vallourec SA*	33,814
6,393	Worley, Ltd.	62,485

		853,836

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment (0.5%):
800	Akatsuki, Inc.	$16,058
900	Avex, Inc.	8,949
11,278	Bollore, Inc.	52,607
2,427	Borussia Dortmund GMBH & Co. KGaA*	9,102
2,800	Capcom Co., Ltd.	68,055
268	CTS Eventim AG & Co. KGaA*	14,041
1,900	DeNA Co., Ltd.	26,472
2,590	Event Hospitality And Entertainment, Ltd.*	23,344
1,590	Gungho Online Enetertainment, Inc.	28,090
38,000	IGG, Inc.	16,743
82	Kinepolis Group NV*	3,940
1,300	KLab, Inc.*	5,745
1,100	Konami Holdings Corp.	60,931
3,270	Modern Times Group Mortgage AB*	26,296
1,100	Nexon Co., Ltd.	22,541
700	Nintendo Co., Ltd.	302,579
700	Square Enix Holdings Co., Ltd.	31,031
510	Technicolor SA*	1,509
100	Toei Animation Co., Ltd.	7,971
200	Toei Co., Ltd.	26,224
2,585	UbiSoft Entertainment SA*	114,167
2,949	Universal Music Group NV	59,574
700	UUUM, Inc.*	6,981
6,474	Vivendi Universal SA	66,061
5,570	WildBrain, Ltd.*	10,647

		1,009,658

Equity Real Estate Investment Trusts (0.0%†):
1,160	CDL Hospitality Trusts	1,061
34,955	SPH REIT	23,533

		24,594

Food & Staples Retailing (2.2%):
5,600	AEON Co., Ltd.	97,227
500	Ain Holdings, Inc.	26,729
7,272	Alimentation Couche-Tard, Inc.	283,704
702	Amsterdam Commodities NV	16,630
1,200	Arcs Co., Ltd.	17,706
1,537	Axfood AB	44,239
800	Axial Retailing, Inc.	18,409
600	Belc Co., Ltd.	22,872
16,561	Carrefour SA	293,800
1,395	Casino Guichard-Perrachon SA*^	18,063
1,100	Cawachi, Ltd.	17,382
8,111	Coles Group, Ltd.	99,732
1,589	Colruyt SA	43,205
500	Cosmos Pharmaceutical Corp.	48,195
1,300	Create SD Holdings Co., Ltd.	28,680
500	Daikokutenbussan Co., Ltd.	14,383
4,900	Dairy Farm International Holdings, Ltd.	14,369
2,391	Empire Co., Ltd., Class A	73,662
9,117	Endeavour Group, Ltd.	47,645
500	Fuji Co., Ltd./Ehime	7,837
500	Genky Drugstores Co., Ltd.	12,372
1,093	George Weston, Ltd.	127,704
1,600	Heiwado Co., Ltd.	23,561
1,765	HelloFresh SE*	57,105
200	Itochu-Shokuhin Co., Ltd.	7,226

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
43,950	J Sainsbury plc	$109,155
968	Jeronimo Martins SGPS SA	21,037
600	JM Holdings Co., Ltd.	7,026
600	Kato Sangyo Co., Ltd.	14,403
6,632	Kesko Oyj, Class B	156,539
2,295	Kesko OYJ, Class A	49,679
1,700	Kobe Bussan Co., Ltd.	41,620
23,360	Koninklijke Ahold Delhaize NV	608,715
400	Kusuri NO Aoki Holdings Co., Ltd.	17,110
900	LAWSON, Inc.	29,929
800	Life Corp.	15,276
2,011	Loblaw Cos., Ltd.	181,396
215	M Yochananof & Sons, Ltd.	12,923
780	Matsumotokiyoshi Holdings Co., Ltd.	31,551
25,319	Metcash, Ltd.	74,039
5,881	METRO AG*	49,625
3,317	Metro, Inc.	178,067
600	Ministop Co., Ltd.	6,472
900	Mitsubishi Shokuhin Co., Ltd.	25,229
1,200	Nihon Chouzai Co., Ltd.	11,646
1,801	North West Co., Inc.	46,585
821	Ocado Group plc*	7,807
10,925	Olam Group, Ltd.*	11,970
1,200	Qol Holdings Co., Ltd.	12,492
1,094	Rallye SA*	3,187
337	Rami Levy Chain Stores Hashikm	24,157
1,000	Retail Partners Co., Ltd.	8,408
600	San-A Co., Ltd.	18,139
6,400	Seven & I Holdings Co., Ltd.	248,129
28,900	Sheng Siong Group, Ltd.	31,630
4,880	Shufersal, Ltd.	32,150
1,454	Sligro Food Group NV*	27,564
38,447	Sonae SGPS SA	47,333
900	Sugi Holdings Co., Ltd.	39,455
1,800	Sundrug Co., Ltd.	40,338
59,682	Tesco plc	185,600
1,300	Tsuruha Holdings, Inc.	70,589
2,100	United Supermarkets Holdings	16,522
2,200	Valor Holdings Co., Ltd.	29,614
1,400	Watahan & Co., Ltd.	14,122
1,400	Welcia Holdings Co., Ltd.	28,055
7,800	Woolworths Group, Ltd.	191,568
800	YAKUODO Holdings Co., Ltd.	12,354
700	Yamatane Corp.	8,253
700	Yaoko Co., Ltd.	31,374
2,800	Yokorei Co., Ltd.	18,169

		4,309,438

Food Products (2.6%):
5,898	A2 Milk Co., Ltd.*	18,083
509	AAK AB	8,313
364	Agrana Beteiligungs AG	6,488
4,500	Ajinomoto Co., Inc.	109,521
44,180	Aryzta AG*	49,132
3,902	Associated British Foods plc	75,419
772	Atria OYJ	7,022
2,327	Austevoll Seafood ASA	27,328
363	Bakkafrost P/F	23,291

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
79	Barry Callebaut AG, Registered Shares	$176,960
8,561	Bega Cheese, Ltd.	22,527
125	Bell AG	33,079
854	Bonduelle S.C.A.	13,924
2,000	Calbee, Inc.	40,348
1	Chocoladefabriken Lindt & Spruengli AG	104,867
800	Chubu Shiryo Co., Ltd.	6,163
12,278	Cloetta AB	25,183
15,071	Costa Group Holdings, Ltd.	29,759
1,411	Cranswick plc	52,867
3,414	Danone SA	191,836
1,700	Delfi, Ltd.	919
10,007	Devro plc	22,339
500	DyDo Group Holdings, Inc.	18,545
2,372	Ebro Foods SA	40,031
4,736	Elders, Ltd.	41,164
80	Emmi AG	77,939
400	Ezaki Glico Co., Ltd.	11,576
108,669	First Pacific Co., Ltd.	42,154
27,100	First Resources, Ltd.	31,831
1,616	Forfarmers NV	4,503
9,500	Fraser & Neave, Ltd.	9,028
1,700	Fuji Oil Holdings, Inc.	26,856
3,286	Glanbia plc	35,567
260,400	Golden Agri-Resources, Ltd.	46,934
11,957	GrainCorp, Ltd.	79,103
17,127	Greencore Group plc*	20,701
1,502	Grieg Seafood ASA	21,421
1,100	High Liner Foods, Inc.	10,282
1,923	Hilton Food Group plc	23,914
1,600	Hokuto Corp.	22,802
700	House Foods Group, Inc.	14,592
15,498	Inghams Group, Ltd.	27,603
2,700	Itoham Yonekyu Holdings, Inc.	13,732
300	Iwatsuka Confectionery Co., Ltd.	8,823
900	JDE Peet’s NV	25,690
600	J-Oil Mills, Inc.	7,114
800	Kagome Co., Ltd.	19,529
800	Kakiyasu Honten Co., Ltd.	14,163
400	Kameda Seika Co., Ltd.	14,213
700	Kenko Mayonnaise Co., Ltd.	7,469
506	Kerry Group plc, Class A	48,465
2,800	Kewpie Corp.	47,364
900	Kikkoman Corp.	47,808
163	KWS Saat SE	9,649
500	Kyokuyo Co., Ltd.	12,739
147	Lassonde Industries, Inc.	13,599
3,154	Leroy Seafood Group ASA	22,470
17	Lotus Bakeries	93,327
2,349	Maple Leaf Foods, Inc.	46,195
1,200	Marudai Food Co., Ltd.	13,582
2,100	Maruha Nichiro Corp.	39,552
1,700	Megmilk Snow Brand Co., Ltd.	22,739
41	Mehadrin, Ltd.*	1,771
1,500	Meiji Holdings Co., Ltd.	73,654
800	Mitsui Sugar Co., Ltd.	11,243
1,300	Morinaga & Co., Ltd.	41,675

Shares		Value
Common Stocks, continued
Food Products, continued
1,100	Morinaga Milk Industry Co., Ltd.	$39,385
2,770	Mowi ASA	63,225
9,118	Nestle SA	1,069,903
389	Neto Malinda Trading, Ltd.*	15,639
2,400	NH Foods, Ltd.	75,135
2,600	Nichirei Corp.	45,228
1,200	Nippn Corp.	14,439
800	Nippon Beet Sugar Manufacturing Co., Ltd.	10,070
12,400	Nippon Suisan Kaisha, Ltd.	52,398
1,200	Nisshin Oillio Group, Ltd. (The)	27,737
2,700	Nisshin Seifun Group, Inc.	31,616
300	Nissin Foods Holdings Co., Ltd.	20,714
326	Orior AG	27,261
3,996	Orkla ASA, Class A	32,000
30,027	Premier Foods plc	41,334
505	Premium Brands Holdings Corp.	36,606
1,300	Prima Meat Packers, Ltd.	21,829
11,830	Ridley Corp., Ltd.	14,620
4,400	Rogers Sugar, Inc.	20,684
600	S Foods, Inc.	13,784
482	Salmar ASA	34,022
2,346	Sanford, Ltd.*	6,025
2,356	Saputo, Inc.	51,385
127	Savencia SA	8,006
3,496	Scales Corp., Ltd.	9,472
3,767	Scandi Standard AB*	13,449
619	Schouw & Co.	43,179
2,906	Select Harvests, Ltd.	9,493
800	Showa Sangyo Co., Ltd.	14,965
306	Sipef SA	20,366
114	Societe LDC SA	10,655
600	Starzen Co., Ltd.	8,804
1,353	Strauss Group, Ltd.	33,310
2,659	Suedzucker AG	42,863
2,839	Synlait Milk, Ltd.*	5,515
11,672	Tassal Group, Ltd.	38,776
12,165	Tate & Lyle PLC	110,961
1,100	Toyo Suisan Kaisha, Ltd.	42,914
58	UIE PLC	17,178
13,688	United Malt Grp, Ltd.	30,873
217	Vilmorin & Cie SA	9,154
1,635	Viscofan SA	90,181
22,000	Vitasoy International Holdings, Ltd.	^ 38,501
400	Warabeya Nichiyo Holdings Co., Ltd.	5,218
253,915	WH Group, Ltd.(a)	196,457
35,600	Wilmar International, Ltd.	103,605
600	Yakult Honsha Co., Ltd.	34,643
3,700	Yamazaki Baking Co., Ltd.	45,199

		5,057,255

Gas Utilities (0.5%):
7,684	AltaGas, Ltd.	162,158
9,887	APA Group	76,846
2,571	Brookfield Infrastructure Corp., Class A	109,133
7,976	Enagas SA	176,153
39,850	Hong Kong & China Gas Co., Ltd.	42,932
10,984	Italgas SpA	64,134
800	K&O Energy Group, Inc.	8,844

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
387	Naturgy Energy Group SA	$11,146
3,400	Nippon Gas Co., Ltd.	48,243
2,900	Osaka Gas Co., Ltd.	55,706
1,605	Rubis SCA	37,731
1,300	Saibu Gas Co., Ltd.	18,092
1,300	Shizuoka Gas Co. Ltd.	8,715
15,996	Snam SpA	83,945
3,450	Superior Plus Corp.	30,452
1,100	Toho Gas Co., Ltd.	26,534
2,200	Tokyo Gas Co., Ltd.	45,523

		1,006,287

Health Care Equipment & Supplies (1.3%):
2,536	Alcon, Inc.	177,178
1,289	Alcon, Inc.	90,088
1,070	Ambu A/S, Class B^	10,459
3,762	Ansell, Ltd.	57,763
2,637	Arjo AB, Class B	16,695
1,200	Asahi Intecc Co., Ltd.	18,094
724	BioMerieux	70,707
230	Carl Zeiss Meditec AG	27,462
246	Cellavision AB	8,158
434	Cochlear, Ltd.	59,551
597	Coloplast A/S, Class B	68,198
251	Coltene Holding AG	21,648
15,236	Convatec Group plc(a)	41,818
1,946	Demant A/S*	73,060
419	DiaSorin SpA	55,026
238	Draegerwerk AG & Co. KGaA	10,542
509	Draegerwerk AG & Co. KGaA	26,551
458	Eckert & Ziegler AG	17,491
2,223	Elekta AB, Class B^	15,365
2,090	Fisher & Paykel Healthcare Corp., Ltd.	26,027
300	Fukuda Denshi Co., Ltd.	16,404
1,212	Getinge AB, Class B	28,046
4,399	GN Store Nord A/S	155,203
405	Guerbet	9,449
800	Hogy Medical Co., Ltd.	17,763
2,300	Hoya Corp.	196,644
500	Jeol, Ltd.	19,311
710	Koninklijke Philips Electronics NV, NYS	15,286
5,281	Koninklijke Philips NV	114,568
700	Mani, Inc.	6,812
105	Medacta Group SA(a)	10,026
849	Medmix AG(a)	18,824
1,600	Menicon Co., Ltd.	36,778
10	Metall Zug AG	20,020
1,200	Nakanishi, Inc.	21,121
1,600	Nihon Kohden Corp.	32,741
7,000	Nipro Corp.	55,089
7,100	Olympus Corp.	142,808
1,800	Paramount Bed Holdings Co., Ltd.	29,233
457	Revenio Group OYJ	20,375
16,500	Riverstone Holdings, Ltd.	8,797
174	Sartorius AG	60,771
645	Siemens Healthineers AG(a)	32,783
1,648	Smith & Nephew plc	23,037
2,012	Smith & Nephew plc, ADR	56,175

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
520	Sonova Holding AG	$165,631
360	Stratec Se	32,894
710	Straumann Holding AG, Class R	85,421
1,200	Sysmex Corp.	72,316
1,400	Terumo Corp.	42,223
180	Ypsomed Holding AG	24,447

		2,462,877

Health Care Providers & Services (0.8%):
3,400	Alfresa Holdings Corp.	45,710
2,772	Amplifon SpA	85,327
18,908	Arvida Group, Ltd.	17,468
200	As One Corp.	7,895
6,164	Attendo AB*(a)	13,314
700	BML, Inc.	18,200
3,715	CareTech Holdings plc	33,544
862	CVS Group plc	17,375
1,249	Ebos Group, Ltd.	30,374
1,000	Elan Corp.	7,711
4,012	Extendicare, Inc.	21,385
3,112	Fagron	50,373
1,400	France Bed Holdings Co., Ltd.	9,363
2,579	Fresenius Medical Care AG & Co., KGaA	128,788
5,366	Fresenius SE & Co. KGaA	162,568
1,900	H.U. Group Holdings, Inc.	41,278
20,914	Healius, Ltd.	52,835
2,572	Humana AB*	11,223
4,771	Integral Diagnostics, Ltd.	9,973
2,000	Japan Lifeline Co., Ltd.	13,485
1,000	Japan Medical Dynamic Marketing, Inc.	11,749
2,704	Korian SA	40,522
225	Lna Sante	7,945
3,204	Medical Facilities Corp.	21,758
15,698	Mediclinic International plc*	87,798
1,044	Medicover AB, Class B	13,614
3,500	Medipal Holdings Corp.	49,394
3,565	Mediterranean Towers, Ltd.	9,712
1,110	NMC Health plc*	—
11,023	Novolog, Ltd.	9,871
22,209	Oceania Healthcare, Ltd.	12,893
6,310	Oriola Oyj, Class B	12,541
1,066	Orpea	25,979
24,015	Raffles Medical Group, Ltd.	19,379
1,997	Ramsay Health Care, Ltd.	100,972
7,784	Regis Healthcare, Ltd.	9,933
2,814	Ryman Healthcare, Ltd.	15,614
2,100	Ship Healthcare Holdings, Inc.	37,381
59,044	Sigma Healthcare, Ltd.	23,640
1,900	Solasto Corp.	10,218
6,966	Sonic Healthcare, Ltd.	158,771
8,887	Spire Healthcare Group plc*(a)	25,432
6,678	Summerset Group Holdings, Ltd.	39,971
1,500	Suzuken Co., Ltd.	42,381
1,422	Terveystalo OYJ(a)	15,233
1,800	Toho Holdings Co., Ltd.	27,796
500	Tokai Corp./Gifu	6,139
3,655	Virtus Health, Ltd.	19,926
2,800	Vital Ksk Holdings, Inc.	14,289

		1,649,040

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Technology (0.2%):
7,980	AGFA-Gevaert NV*	$29,403
1,026	Ascom Holding AG	7,226
857	CompuGroup Medical SE & Co KgaA	36,509
2,389	Emis Group plc	54,238
2,400	M3, Inc.	69,060
700	MedPeer, Inc.*	9,582
133	Nexus AG	6,965
800	Nnit A/S*(a)	8,291
94	Pharmagest Interactive	7,511
1,258	Pro Medicus, Ltd.	36,712
1,213	Raysearch Laboratories AB*	6,458
3,335	Sectra AB, Class B*	44,890

		316,845

Hotels, Restaurants & Leisure (1.5%):
2,190	888 Holdings plc	4,494
2,915	Accor SA*	80,046
600	AEON Fantasy Co., Ltd.	11,877
1,000	Airtrip Corp.*	18,777
1,000	Arcland Service Holdings Co., Ltd.	15,480
23,206	Ardent Leisure Group, Ltd.*	22,427
4,661	Aristocrat Leisure, Ltd.	110,672
614	Basic-Fit NV*(a)	23,398
3,095	Betsson AB*	18,724
20,000	Cafe de Coral Holdings, Ltd.	32,185
1,533	Carnival plc, ADR*	12,111
72,000	Century City International Holdings, Ltd.*	2,907
970	Cie des Alpes*	14,656
4,935	Collins Foods, Ltd.	33,773
700	Colowide Co., Ltd.	9,479
9,845	Compass Group plc	201,521
553	Corporate Travel Management, Ltd.*	7,053
3,200	Create Restaurants Holdings In	22,043
2,300	Curves Holdings Co., Ltd.	11,200
799	Domino’s Pizza Enterprises, Ltd.	37,464
10,911	Domino’s Pizza Group plc	37,087
1,600	Doutor Nichires Holdings Co., Ltd.	18,170
4,906	Elior Group*(a)	10,900
3,030	Entain plc*	45,970
253	Evolution AB(a)	23,048
6,500	Fairwood Holdings, Ltd.	11,795
87	Fattal Holdings 1998, Ltd.*	9,084
1,821	Flight Centre Travel Group, Ltd.*	21,788
2,342	Flutter Entertainment plc*	235,259
495	Flutter Entertainment plc*	50,105
2,000	Food & Life Cos., Ltd.	42,658
500	Fuji Kyuko Co., Ltd.	15,492
557	Fuller Smith & Turner plc, Class A	4,081
7,000	Galaxy Entertainment Group, Ltd.	41,889
200	Genki Sushi Co., Ltd.	3,746
78,300	Genting Singapore, Ltd.	40,652
3,888	Greggs plc	86,128
2,921	Hollywood Bowl Group PLC	7,398
18,230	Hongkong & Shanghai Hotels (The)*	16,786
1,499	InterContinental Hotels Group plc, ADR	81,021
2,484	JD Wetherspoon plc*	18,866
868	Jumbo Interactive, Ltd.	8,509
1,100	KFC Holdings Japan, Ltd.	23,056

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,856	Kindred Group plc	$57,056
1,700	Komeda Holdings Co., Ltd.	28,845
1,667	La Francaise des Jeux SAEM(a)	58,066
21,530	Lottery Corp., Ltd. (The)*	67,157
33,812	Marston’s plc*	21,192
500	McDonald’s Holdings Co., Ltd.	18,206
23,000	Melco International Development Ltd.*	17,025
2,819	Melia Hotels International SA*	17,910
14,000	Miramar Hotel & Investment	25,293
11,969	Mitchells & Butlers plc*	26,844
400	Monogatari Corp. (The)	17,293
313	MTY Food Group, Inc.	12,464
46,000	NagaCorp, Ltd.*	37,631
200	Oriental Land Co., Ltd.	27,858
2,702	Pandox AB*	30,338
900	Pizza Pizza Royalty Corp.	8,497
10,182	PlayTech plc*	67,109
600	Pollard Banknote, Ltd.	9,403
12,439	Rank Group plc*	12,965
1,500	Resorttrust, Inc.	24,508
2,049	Restaurant Brands International, Inc.	102,757
400	Restaurant Brands International, Inc.	20,068
3,018	Restaurant Brands New Zealand, Ltd.	20,376
19,755	Restaurant Group plc (The)*	10,826
1,200	Saint Marc Holdings Co., Ltd.	14,008
3,788	Sands China, Ltd.*	9,250
5,463	Scandic Hotels Group AB*^(a)	21,116
44,000	Shangri-La Asia, Ltd.*	35,679
78,868	SJM Holdings, Ltd.*	35,909
1,360	SkiStar AB	18,448
28,026	Sky City Entertainment Group, Ltd.	50,922
6,100	Skylark Holdings Co., Ltd.^	71,475
1,782	Sodexo SA	126,431
13,126	SSP Group plc*	37,210
30,737	Star Entertainment Group, Ltd. (The)*	59,213
21,530	Tabcorp Holdings, Ltd.	15,831
581	The Gym Group plc*(a)	1,345
137	Tivoli A/S*	15,518
800	Tokyotokeiba Co., Ltd.^	23,162
2,200	Toridoll Holding Corp.	37,420
7,408	TUI AG*	11,962
2,698	Whitbread plc	81,495
500	Young & Co.’s Brewery plc, Class A	6,913
2,100	Zensho Holdings Co., Ltd.	50,416

		3,007,185

Household Durables (1.6%):
5,875	Azorim-Investment Development & Construction Co., Ltd.	22,226
4,812	Bang & Olufsen A/S*^	9,448
14,363	Barratt Developments plc	80,048
3,181	Bellway plc	83,162
2,165	Berkeley Group Holdings plc*	98,216
1,566	Bigben Interactive	26,335
3,728	Bonava AB	10,824
6,992	Bovis Homes Group plc	71,121
1,520	Breville Group, Ltd.	18,888
27,975	Cairn Home plc	29,181

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
4,900	Casio Computer Co., Ltd.	$45,515
600	Chofu Seisakusho Co., Ltd.	7,800
9,695	Countryside Properties plc*(a)	29,297
6,556	Crest Nicholson Holdings plc	19,437
1,076	De’Longhi	20,112
7,507	DFS Furniture plc	14,362
1,000	Dorel Industries, Inc.	5,019
2,152	Duni AB*	17,176
4,630	Electrolux AB, Class B	62,396
1,200	Es-Con Japan, Ltd.	6,770
2,053	Fiskars OYJ Abp	38,617
36	Forbo Holding AG	47,994
1,600	Fuji Corp., Ltd.	7,728
900	Fujitsu General, Ltd.	17,859
25,820	Glenveagh Properties PLC*(a)	25,312
9,100	Haseko Corp.	106,662
2,710	Henry Boot plc	9,568
700	Hoosiers Holdings	4,134
2,100	Iida Group Holdings Co., Ltd.	32,351
2,147	JM AB	35,585
10,600	Jvc Kenwood Corp.	13,806
958	Kaufman & Broad SA	26,118
1,300	LEC, Inc.	6,136
540	Leifheit AG	11,210
43,200	Man Wah Holdings, Ltd.	46,738
313	Nacon SA*	1,938
1,363	Neinor Homes SA(a)	17,081
3,300	Nikon Corp.	38,207
5,576	Nobia AB	14,956
1,200	Open House Co., Ltd.	47,804
25,900	Panasonic Holdings Corp.	209,550
4,900	Persimmon plc	111,211
1,200	Pressance Corp.	13,366
6,708	Redrow plc	39,968
600	Rinnai Corp.	41,300
1,300	Sangetsu Corp.	14,937
864	SEB SA	83,346
5,900	Sekisui Chemical Co., Ltd.	80,834
6,500	Sekisui House, Ltd.	113,777
3,000	Sharp Corp.	23,222
10,000	Sony Group Corp.	817,359
4,800	Sumitomo Forestry Co., Ltd.	68,101
328	Surteco Group SE	7,735
1,100	Tama Home Co., Ltd.	19,874
1,100	Tamron Co., Ltd.	20,397
84,968	Taylor Wimpey plc	120,761
805	The Vitec Group plc	12,860
1,000	TOA Corp.	5,553
3,468	TomTom NV*	25,673
100	V-ZUG Holding AG*	9,322

		3,066,283

Household Products (0.3%):
300	Earth Corp.	11,506
636	Essity AB	16,581
2,414	Essity AB, Class B	63,061
605	Henkel AG & Co. KGaA	37,020
4,400	Lion Corp.	48,543

Shares		Value
Common Stocks, continued
Household Products, continued
14,255	Mcbride plc*	$2,688
2,000	Pigeon Corp.	27,457
5,635	PZ Cussons plc	13,497
3,246	Reckitt Benckiser Group plc	243,769
1,600	Unicharm Corp.	53,577

		517,699

Independent Power and Renewable Electricity Producers (0.6%):
2,251	7C Solarparken AG	10,991
1,528	Albioma SA	79,908
1,551	Boralex, Inc., Class A	51,676
1,800	Capital Power Corp.	62,951
4,606	ContourGlobal plc(a)	14,107
18,267	Drax Group plc	143,060
2,483	EDP Renovaveis SA	58,662
1,700	EF-ON, Inc.	6,858
1,300	Electric Power Development Co., Ltd.	21,499
1,200	Encavis AG	22,006
2,646	Energix-Renewable Energies, Ltd.	8,045
9,491	Enlight Renewable Energy, Ltd.*	18,109
1,000	eRex Co., Ltd.	16,192
1,756	ERG SpA	54,672
501	Greenvolt-Energias Renovaveis SA*	3,859
2,055	Innergex Renewable Energy, Inc.	27,624
690	Kenon Holdings, Ltd.	27,912
2,800	New Energy Solar, Ltd.	1,549
5,078	Northland Power, Inc.	151,196
2,264	OPC Energy, Ltd.*	22,292
1,500	Polaris Infrastructure, Inc.	22,692
500	Renova, Inc.*	9,013
1,250	Scatec ASA(a)	10,796
1,714	Solaria Energia y Medio Ambiente SA*	36,376
11,642	Transalta Corp.	132,883
2,200	Transalta Renewables, Inc.	28,120
1,431	Uniper SE	21,232
910	West Holdings Corp.	24,501

		1,088,781

Industrial Conglomerates (1.1%):
182	Aker ASA, Class A Shares	14,020
865	Bonheur ASA	31,472
1,015	Chargeurs SA	15,713
8,000	Chevalier International Holdings Ltd.	9,461
16,930	CK Hutchison Holdings, Ltd.	115,140
1,711	DCC plc	106,893
2,000	Guoco Group, Ltd.	20,162
8,900	Hitachi, Ltd.	421,755
822	Indus Holding AG	19,126
515	Italmobiliare SpA	14,230
2,700	Jardine Cycle & Carriage, Ltd.	55,032
1,500	Katakura Industries Co., Ltd.	22,398
1,700	Keihan Holdings Co., Ltd.	42,384
18,500	Keppel Corp., Ltd.	86,513
1,149	Lifco AB, Class B	18,485
51,933	Melrose Industries plc	94,811
5,400	Nisshinbo Holdings, Inc.	40,667
6,522	Nolato AB, Class B	35,109
1,300	Noritsu Koki Co., Ltd.	22,038

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
49,000	NWS Holdings, Ltd.	$46,573
1,821	Rheinmetall AG	420,439
3,900	Seibu Holdings, Inc.	41,082
70,000	Shun Tak Holdings, Ltd.*	14,140
2,024	Siemens AG	205,969
6,191	Smiths Group plc	105,558
5,400	Tokai Holdings Corp.	35,318
1,300	Toshiba Corp.	52,881

		2,107,369

Industrial Services (0.0%†):
494	Dredging Environmental Marine Engineering NV*	54,349

Insurance (4.1%):
2,838	Admiral Group plc	77,554
33,091	Aegon NV	144,208
3,360	Ageas NV	147,909
77,240	AIA Group, Ltd.	848,437
41,090	Alm Brand A/S	60,393
5,951	ASR Nederland NV	241,919
7,114	Assicurazioni Generali SpA	113,926
1,493	AUB Group, Ltd.	18,247
38,980	Aviva plc	190,403
10,959	AXA SA	249,006
999	Baloise Holding AG	164,009
12,901	Beazley plc	78,946
4	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	178
7,384	Chesnara plc	25,218
2,213	Clal Insurance Enterprises Holdings, Ltd.*	39,603
5,028	Coface SA	52,556
4,900	Dai-ichi Life Holdings, Inc.	90,471
39,884	Direct Line Insurance Group plc	122,226
82	E-L Financial Corp., Ltd.	50,334
498	Fairfax Financial Holdings, Ltd.	263,936
1,054	FBD Holdings plc	10,669
1,341	Gjensidige Forsikring ASA	27,247
500	Great Eastern Holdings, Ltd.	7,057
1,464	Great-West Lifeco, Inc.	35,753
1,465	Grupo Catalana Occidente SA	45,701
539	Hannover Rueck SE	78,184
4,262	Harel Insurance Investments &	41,786
1,758	Helvetia Holding AG	205,905
6,718	Hiscox, Ltd.	77,092
3,319	IA Financial Corp., Inc.	165,099
506	IDI Insurance Co., Ltd.	13,203
18,382	Insurance Australia Group, Ltd.	55,334
1,256	Intact Financial Corp.	177,187
6,700	Japan Post Holdings Co., Ltd.	47,878
1,900	Japan Post Insurance Co., Ltd.	30,412
52,851	Just Group plc	45,899
7,487	Lancashire Holdings, Ltd.	36,784
58,863	Legal & General Group plc	171,796
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,891
10,482	Manulife Financial Corp.	181,653
1,683	Manulife Financial Corp.	29,188
25,567	Mapfre SA	45,096

Shares		Value
Common Stocks, continued
Insurance, continued
40,419	Medibank Private, Ltd.	$90,696
1,055	Menora Mivtachim Holdings, Ltd.*	19,410
16,641	Migdal Insurance & Financial Holding, Ltd.	24,830
2,100	MS&AD Insurance Group Holdings, Inc.	64,393
702	Muenchener Rueckversicherungs-Gesellschaft AG	164,946
17,124	NIB Holdings, Ltd.	87,247
3,574	NN Group NV	163,440
8,508	Phoenix Group Holdings plc	61,190
6,171	Phoenix Holdings, Ltd. (The)	61,309
5,968	Poste Italiane SpA(a)	56,058
1,147	Protector Forsikring ASA	11,953
2,817	Prudential plc, ADR	70,735
18,200	QBE Insurance Group, Ltd.	152,687
3,005	Sabre Insurance Group plc(a)	7,517
3,822	Saga plc*	8,290
5,219	Sampo Oyj, Class A	227,241
5,815	SCOR SA	125,011
445	Solid Forsakring AB*	1,738
2,600	Sompo Holdings, Inc.	114,723
14,897	Steadfast Group, Ltd.	51,625
5,818	Storebrand ASA	41,650
1,421	Sun Life Financial, Inc.	65,121
3,075	Sun Life Financial, Inc.	140,866
15,987	Suncorp Group, Ltd.	121,197
434	Swiss Life Holding AG	211,624
2,645	Swiss Re AG	205,152
5,900	T&D Holdings, Inc.	70,526
974	Talanx AG	37,056
3,300	Tokio Marine Holdings, Inc.	192,334
1,470	Topdanmark A/S	76,570
92	Trisura Group, Ltd.*	2,383
2,899	Tryg A/S	65,147
15,269	Unipol Gruppo Finanziario SpA	69,771
14,182	UnipolSai Assicurazioni SpA	34,059
5,733	Uniqa Insurance Group AG	40,524
54	Vaudoise Assurances Holding SA	22,970
1,638	Vienna Insurance Group AG Wiener Versicherung Gruppe	37,419
1,796	Wuestenrot & Wuerttembergische AG	31,757
876	Zurich Insurance Group AG	381,342

		7,942,800

Interactive Media & Services (0.3%):
13,958	Auto Trader Group plc(a)	94,371
400	Bengo4.com, Inc.*	11,242
575	Better Collective A/S*	7,692
643	carsales Com, Ltd.	8,168
2,673	carsales.com, Ltd.	33,956
1,200	Dip Corp.	33,249
5,418	Domain Holdings Australia, Ltd.	11,264
2,200	Kakaku.com, Inc.	36,335
2,000	mixi, Inc.	33,222
135	New Work SE	19,257
437	REA Group, Ltd.	33,681
11,094	Rightmove plc	76,754
897	Scout24 AG(a)	46,080
1,561	Seek, Ltd.	22,647

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
2,124	Solocal Group*	$2,139
6,000	Z Holdings Corp.	17,556

		487,613

Internet & Direct Marketing Retail (0.3%):
1,600	ASKUL Corp.	19,091
1,900	Belluna Co., Ltd.	10,440
621	BHG Group AB*	1,992
18,446	Boohoo Group plc*	12,466
1,898	Cazoo Group, Ltd.*	1,367
264	Delivery Hero SE*(a)	9,895
4,443	Dustin Group AB(a)	25,458
2,462	eDreams ODIGEO SA*	13,354
800	Enigmo, Inc.	2,816
10,000	Hong Kong Technology Venture Co., Ltd.	7,873
788	Just Eat Takeaway.com NV*(a)	12,393
500	Media Do Co., Ltd.	6,174
22,749	Moneysupermarket.com Group plc	48,207
6,515	N Brown Group plc*	1,883
1,100	Oisix ra daichi, Inc.*	13,382
5,176	On The Beach Group plc*(a)	8,971
2,438	Prosus NV	161,100
6,100	Rakuten, Inc.	27,547
1,817	Takkt AG	28,565
6,523	Webjet, Ltd.*^	24,065
1,397	Zalando SE*(a)	36,533
1,200	ZOZO, Inc.	21,651

		495,223

IT Services (1.6%):
4,024	Addnode Group AB	32,841
45	Adyen NV*(a)	66,141
370	Allgeier SE*	13,064
597	Alten SA	65,649
1,611	Amadeus IT Group SA*	90,500
733	Appen, Ltd.	2,817
2,661	Atea ASA	27,737
2,869	Atos SE*	38,496
180	Aubay	9,133
1,328	Bechtle AG	54,292
1,800	Bell System24 Holdings, Inc.	18,391
1,490	Bouvet ASA	8,927
171	Cancom SE	5,751
1,318	Capgemini SA	227,888
2,724	CGI, Inc.*	216,994
4,933	Columbus A/S	5,484
2,733	Computacenter plc	78,122
5,311	Computershare, Ltd.	90,376
1,100	Comture Corp.	21,289
7,824	Data#3, Ltd.	25,109
500	Densan System Holdings Co., Ltd.	8,349
500	Digital Garage, Inc.	13,541
1,400	DTS Corp.	31,135
8,624	Econocom Group SA/NV	30,160
2,927	Edenred	138,678
1,000	E-Guardian, Inc.	20,607
5,345	EML Payments, Ltd.*	4,497
558	Enea AB*	6,333

Shares		Value
Common Stocks, continued
IT Services, continued
3,891	Fdm Group Holdings plc	$40,408
348	Formula Systems 1985, Ltd.	31,580
1,400	Fujitsu, Ltd.	175,267
800	Future Corp.	8,165
1,075	GFT Technologies SE	42,643
6,665	Global Dominion Access SA(a)	28,991
2,200	GMO Internet, Inc.	37,482
400	GMO Payment Gateway, Inc.	28,203
1,200	ID Holdings Corp.	7,309
4,290	Indra Sistemas SA*	40,923
1,200	Infocom Corp.	17,999
900	Information Services Internati	26,462
2,776	Iomart Group plc	5,860
1,100	Itochu Techno-Solutions Corp.	26,825
3,504	Kainos Group plc	47,829
400	Kanematsu Electronics, Ltd.	11,888
816	Knowit AB	22,803
19,489	Link Administration Holdings, Ltd.	50,945
896	Matrix It, Ltd.	20,875
300	Mitsubishi Research Institute	9,078
370	Nagarro SE*	42,011
7,286	NCC Group plc	16,608
1,700	NEC Networks & System Integrat	23,002
1,300	NET One Systems Co., Ltd.	28,778
5,103	NEXTDC, Ltd.*	37,269
2,100	Nihon Unisys, Ltd.	41,836
2,056	Nomura Research Institute, Ltd.	54,762
800	NS Solutions Corp.	21,363
2,200	Nsd Co., Ltd.	38,378
5,500	NTT Data Corp.	75,533
4,539	Ordina NV	22,653
1,400	Otsuka Corp.	41,363
1,200	Poletowin Pitcrew Holdings, Inc.	8,172
9,052	Pushpay Holdings, Ltd.*	7,136
2,400	Relia, Inc.	18,945
209	Reply SpA	25,461
2,400	SCSK Corp.	40,419
200	SHIFT, Inc.*	25,798
650	Shopify, Inc., Class A*	20,306
219	Societe Pour l’Informatique Industrielle	9,149
800	Softbank Technology Corp.	12,809
3,194	Softcat plc	51,203
678	Sopra Steria Group	102,257
16,000	Sunevision Holdings, Ltd.	12,199
1,200	TDC Soft, Inc.	9,392
1,700	TechMatrix Corp.	21,067
2,278	Tieto OYJ	56,275
3,000	TIS, Inc.	78,676
315	Wavestone	14,514
2,809	Worldline SA*(a)	103,898

		3,095,068

Leisure Products (0.3%):
1,100	Bandai Namco Holdings, Inc.	77,729
1,496	Beneteau SA	15,118
606	BRP, Inc.	37,302
1,042	Catana Group	6,813
891	Games Workshop Group plc	72,491

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Leisure Products, continued
1,000	Globeride, Inc.	$15,702
72,000	Goodbaby International Holdings, Ltd.*	9,372
178	Harvia OYJ	5,052
2,500	Heiwa Corp.	37,110
500	Mars Group Holdings Corp.	6,083
1,659	Maytronics, Ltd.	23,537
562	MIPS AB	24,570
800	Mizuno Corp.	13,812
26,132	Photo-Me International plc	24,428
300	Roland Corp.	8,928
1,200	Sankyo Co., Ltd.	36,287
1,700	Sega Sammy Holdings, Inc.	27,311
300	Shimano, Inc.	50,755
700	Spin Master Corp.*(a)	22,849
1,169	Technogym SpA(a)	7,654
2,105	Thule Group AB (The)(a)	51,803
3,300	Tomy Co., Ltd.	33,177
385	Trigano SA	38,121
700	Universal Entertainment Corp.*	7,503
500	Yamaha Corp.	20,584

		674,091

Life Sciences Tools & Services (0.4%):
1,444	Addlife AB, Class B	21,722
275	Bachem Holding AG, Registered B	19,118
840	Biotage AB	14,895
223	Chemometec A/S	23,869
600	Cmic Holdings Co., Ltd.	6,345
2,030	Eurofins Scientific SE	160,460
1,196	Gerresheimer AG	77,730
335	Lonza Group AG	178,658
3,092	Qiagen NV*	145,942
174	Sartorius Stedim Biotech	55,080
1,600	Shin Nippon Biomedical Laborat	23,353
97	Siegfried Holding AG	62,045
153	Tecan Group AG	44,756

		833,973

Machinery (3.6%):
3,060	Aalberts NV	120,298
2,600	Aichi Corp.	16,453
2,100	Aida Engineering, Ltd.	14,084
781	Alfa Laval AB	18,858
1,607	Alimak Group AB(a)	12,169
900	Alinco, Inc.	5,681
1,780	Alstom SA	40,739
8,100	Amada Holdings Co., Ltd.	59,586
2,314	Andritz AG	93,281
2,000	Anest Iwata Corp.	13,365
2,700	Asahi Diamond Industrial Co., Ltd.	12,527
17,476	Atlas Copco AB, Class A*	163,620
9,476	Atlas Copco AB, Class B*	79,409
1,149	ATS Automation Tooling Systems, Inc.*	31,560
1,300	Bando Chemical Industries, Ltd.	8,832
2,296	Beijer Alma AB	37,842
183	Bobst Group SA	11,783
4,886	Bodycote plc	31,326
243	Bucher Industries AG	85,049

Shares		Value
Common Stocks, continued
Machinery, continued
66	Burckhardt Compression Holding AG	$27,695
56	Bystronic AG	40,730
459	Cargotec OYJ	12,076
14,452	CNH Industrial NV	167,712
1,560	Concentric AB	26,937
1,110	Construcc y Aux de Ferrocarr SA	32,696
178	Daetwyler Holding AG	36,810
700	Daifuku Co., Ltd.	40,097
6,307	Daimler Truck Holding AG*	164,582
2,100	Daiwa Industries, Ltd.	17,041
745	Danieli & C Officine Meccaniche SpA	15,242
1,585	Danieli & C Officine Meccaniche SpA	22,315
3,954	Deutz AG	15,246
4,700	DMG Mori Co., Ltd.	58,274
694	Duerr AG	15,968
800	Ebara Corp.	29,990
4,630	Electrolux Professional AB, Class B	24,919
2,202	Epiroc AB, Class A	34,056
1,755	Epiroc AB, Class B	23,749
200	FANUC Corp.	31,353
342	Feintool International Holding AG	6,736
19,282	Fincantieri SpA*^	10,713
1,579	Fluidra SA	32,041
13,800	Frencken Group, Ltd.	11,049
2,000	Fuji Corp.	29,517
1,700	Furukawa Co., Ltd.	15,021
1,887	GEA Group AG	65,018
3,040	Georg Fischer AG	149,776
371	Gesco AG*	9,292
2,000	Glory, Ltd.	30,213
2,253	Haldex AB*	14,435
600	Harmonic Drive Systems, Inc.^	17,511
8,175	Heidelberger Druckmaschinen AG*	12,216
5,448	Hexagon Composites ASA*	14,964
9,100	Hino Motors, Ltd.	46,794
500	Hirata Corp.	15,511
1,200	Hisaka Works, Ltd.	7,408
1,700	Hitachi Construction Machinery Co., Ltd.	37,695
9,200	Hitachi Zosen Corp.	57,961
400	Hoshizaki Corp.	11,935
1,000	Hosokawa Micron Corp.	19,194
679	Husqvarna AB, Class A Shares	5,182
6,964	Husqvarna AB, Class B	51,276
2,400	IHI Corp.	64,344
8,589	IMI plc	122,631
17	Interroll Holding AG, Registered Shares	38,146
1,300	Iseki & Co., Ltd.	11,247
3,448	Iveco Group NV*	18,241
885	JOST Werke AG(a)	33,038
2,512	Jungheinrich AG	54,712
197	Kardex Holding AG	32,780
900	Kato Works Co., Ltd.	5,317
5,700	Kawasaki Heavy Industries, Ltd.	107,044
2,612	Kion Group AG	108,316
400	Kitagawa Iron Works Co., Ltd.	4,077
1,400	Kito Corp.	27,324
5,100	Kitz Corp.	23,817

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
637	Knorr-Bremse AG	$36,337
572	Koenig & Bauer AG*	8,204
5,000	Komatsu, Ltd.	111,321
115	Komax Holding AG	28,221
2,900	Komori Corp.	17,501
2,683	Kone Oyj, Class B	128,275
1,994	Konecranes OYJ	46,477
362	Krones AG	27,614
3,000	Kubota Corp.	44,876
900	Kurita Water Industries, Ltd.	32,741
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	10,602
1,200	Maezawa Kyuso Industries Co., Ltd.	7,884
700	Makino Milling Machine Co., Ltd.	21,767
2,100	Makita Corp.	52,410
586	Manitou Bf SA	11,002
800	Max Co., Ltd.	9,506
1,800	Meidensha Corp.	26,426
800	Metawater Co., Ltd.	11,872
9,279	Metso Outotec Oyj	69,641
4,832	MINEBEA MITSUMI, Inc.	82,398
1,600	Misumi Group, Inc.	33,773
1,200	Mitsubishi Heavy Industries, Ltd.	42,008
1,000	Mitsubishi Logisnext Co., Ltd.	6,419
700	Mitsuboshi Belting Co., Ltd.	14,583
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	7,193
1,100	Miura Co., Ltd.	21,774
12,954	Morgan Advanced Materials plc	43,389
1,500	Morita Holdings Corp.	14,573
1,800	Nabtesco Corp.	42,105
800	Nachi-Fujikoshi Corp.	20,478
2,000	Namura Shipbuilding Co., Ltd.*	6,095
1,456	NFI Group, Inc.	15,148
2,500	NGK Insulators, Ltd.	33,718
2,300	Nikkiso Co., Ltd.	13,607
1,267	Nilfisk Holding A/S*	26,949
3,900	Nippon Thompson Co., Ltd.	14,851
400	Nissei ASB Machine Co., Ltd.	10,447
800	Nitta Corp.	16,293
500	Nitto Kohki Co., Ltd.	5,505
1,900	Nitto Seiko Co., Ltd.	6,601
300	Noritake Co., Ltd.	8,918
995	Norma Group SE	22,208
7,700	NSK, Ltd.	41,476
14,800	NTN Corp.*	28,287
7,984	OC Oerlikon Corp. AG	55,642
1,700	Oiles Corp.	19,134
600	Okuma Corp.	22,491
400	Organo Corp.	25,052
2,800	OSG Corp.	32,559
692	Palfinger AG	15,813
174	Pfeiffer Vacuum Technology AG	27,362
150	Plasson Industries, Ltd.	7,882
118	Rational AG	68,601
70	Rieter Holding AG	8,086
16,905	Rotork plc	49,540
1,800	Ryobi, Ltd.	13,758
9,572	Sandvik AB	155,478

Shares		Value
Common Stocks, continued
Machinery, continued
364	Schindler Holding AG, Registered Shares	$65,514
188,100	SembCorp Marine, Ltd.*	14,682
564	SFS Group AG	57,045
100	Shibaura Machine Co., Ltd.	1,949
1,200	Shima Seiki Manufacturing, Ltd.	18,496
1,900	Shinmaywa Industries, Ltd.	15,136
78,000	Singamas Container Holdings, Ltd.	11,937
2,200	Sintokogio, Ltd.	10,953
3,528	Skellerup Holdings, Ltd.	11,642
892	SKF AB	15,450
9,178	SKF AB, Class B	135,294
100	SMC Corp.	44,630
2,300	Sodick Co., Ltd.	13,812
796	Spirax-Sarco Engineering plc	95,788
891	Stabilus SA	43,569
1,600	Star Micronics Co., Ltd.	19,155
849	Sulzer AG, Registered Shares	52,823
3,700	Sumitomo Heavy Industries, Ltd.	81,749
3,900	Tadano, Ltd.	25,697
900	Takeuchi Manufacturing Co., Ltd.	15,412
1,300	Takuma Co., Ltd.	12,737
478	Technotrans SE	13,223
9,687	Techtronic Industries Co., Ltd.	101,276
1,500	THK Co., Ltd.	28,201
2,100	Tocalo Co., Ltd.	19,108
1,400	Torishima Pump Manufacturing Co., Ltd.	13,228
3,641	Trelleborg AB	73,486
1,098	Troax Group AB	19,023
1,100	Tsubaki Nakashima Co., Ltd.	7,329
1,400	Tsubakimoto Chain Co.	31,365
1,800	Tsugami Corp.	14,986
1,200	Tsukishima Kikai Co., Ltd.	7,717
600	Tsurumi Manufacturing Co., Ltd.	8,225
6,627	Valmet Corp.	162,756
686	VAT Group AG(a)	163,841
1,074	VBG Group AB, Class B	12,291
6,862	Vesuvius plc	25,411
3,392	Volvo AB, Class A	54,669
25,593	Volvo AB, Class B	396,923
229	Vossloh AG	7,280
1,416	Wacker Neuson SE	24,463
7,232	Wartsila Oyj Abp, Class B	56,370
560	Washtec AG	26,118
3,157	Weir Group plc (The)	52,377
3,000	Yamabiko Corp.	25,337
29,400	Yangzijiang Shipbuilding Holdings, Ltd.	19,706
1,700	Yaskawa Electric Corp.	54,836

		6,982,328

Marine (0.6%):
22	A.P. Moeller — Maersk A/S, Class A	51,019
30	A.P. Moeller — Maersk A/S, Class B	70,473
1,600	Algoma Central Corp.	19,941
3,578	American Shipping Co. ASA	14,954
556	Clarkson plc	20,370
1,333	D/S Norden A/S	46,280
1,307	DFDS A/S	39,654
945	Golden Ocean Group, Ltd.	11,056

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Marine, continued
371	Hapag-Lloyd AG(a)	$96,066
3,300	Iino Kaiun Kaisha, Ltd.	16,652
5,897	Irish Continental Group	21,947
2,300	Japan Transcity Corp.	8,346
600	Kawasaki Kisen Kaisha, Ltd.	36,714
725	Kuehne + Nagel International AG	171,674
3,600	Mitsui O.S.K. Lines, Ltd.	82,693
7,091	MPC Container Ships As	14,106
1,500	Nippon Yusen KK	102,916
600	NS United Kaiun Kaisha, Ltd.	16,358
3,500	Orient Overseas International, Ltd.	93,102
215,000	Pacific Basin Shipping, Ltd.	83,272
29,000	SITC International Holdings Co., Ltd.	82,173
1,962	Stolt-Nielsen, Ltd.	41,673
1,677	Wallenius Wilhelmsen ASA	9,087

		1,150,526

Materials (0.0%†):
1,334	Aclara Resources, Inc.*	415

Media (1.3%):
734	4imprint Group plc	20,736
3,715	Aimia, Inc.*	13,278
65	APG SGA SA	11,986
14,475	Arnoldo Mondadori Editore SpA	26,013
2,124	Ascential plc*	6,708
4,886	Atresmedia Corp. de Medios de Comuicacion SA	16,940
1,951	Bloomsbury Publishing plc	8,989
701	Cogeco Communications, Inc.	47,425
400	Cogeco, Inc.	21,212
5,394	Corus Entertainment, Inc.	14,795
5,200	Cyberagent, Inc.	51,843
1,600	Dentsu Group, Inc.	48,100
3,391	Euromoney Institutional Investor plc	55,504
7,511	Eutelsat Communications SA	84,845
1,700	F@n Communications, Inc.	4,827
2,800	Fuji Media Holdings, Inc.	23,730
557	Future plc	11,784
4,700	Hakuhodo DY Holdings, Inc.	43,179
8,376	HT&E, Ltd.	6,517
8,773	Hyve Group plc*	7,886
12,288	Informa plc*	79,177
2,000	Intage Holdings, Inc.	18,826
1,711	Ipsos	81,270
94,559	ITV plc	75,185
9,582	Ive Group, Ltd.	11,366
3,011	JCDecaux SA*	50,610
1,600	Kadokawa Corp.	34,497
2,312	Kin And Carta plc*	4,938
1,449	Liberty Global plc, Class A*	30,501
1,664	M6 Metropole Television SA	24,582
1,300	Macromill, Inc.	8,606
8,183	Mediaset Espana Comunicacion SA*	33,637
10,230	MFE-MediaForEurope NV, Class A*^	4,696
10,230	MFE-MediaForEurope NV, Class B^	7,211
1,563	Next Fifteen Communications Group PLC	17,122
48,195	Nine Entertainment Co. Holdings, Ltd.	60,739
961	Nordic Entertainment Group AB, Class B*	19,744
12,519	NOS SGPS SA	50,332

Shares		Value
Common Stocks, continued
Media, continued
1,307	NRJ Group	$8,517
19,083	Ooh!media, Ltd.	15,946
30	Otello Corp. ASA*	76
10,294	Pearson plc	94,008
2,872	Pearson plc, ADR	26,480
68,000	PICO Far East Holdings, Ltd.	9,749
2,702	ProSiebenSat.1 Media SE	24,943
1,300	Proto Corp.	9,761
3,123	Publicis Groupe SA	154,156
3,026	Quebecor, Inc., Class B	64,682
4,571	RAI Way SpA(a)	24,426
12,118	Reach plc	14,795
1,406	RTL Group	58,691
1,116	S4 Capital plc*	3,118
3,469	Sanoma OYJ	48,311
214	Schibsted ASA, Class A	3,843
239	Schibsted ASA, Class B	3,923
14,211	SES Global, Class A	124,872
60,999	Seven West Media, Ltd.*	17,240
7,456	Shaw Communications, Inc.	219,654
7,455	Sky Network Television, Ltd.*	10,938
7,900	SKY Perfect JSAT Holdings, Inc.	31,458
4,175	Societe Television Francaise 1	29,568
15,013	Southern Cross Media Group, Ltd.	10,304
1,167	Stroeer SE & Co. KGaA	52,647
1,900	TBS Holdings, Inc.	23,812
1,294	Telenet Group Holding NV	26,933
15,000	Television Broadcasts, Ltd.*	8,250
1,400	TV Asahi Holdings Corp.	15,262
500	TV Tokyo Holdings Corp.	7,190
232	TX Group AG	27,964
1,000	ValueCommerce Co., Ltd.	23,142
500	Wowow, Inc.	5,545
9,140	WPP plc	91,834
700	Zenrin Co., Ltd.	4,766

		2,436,140

Metals & Mining (5.5%):
3,860	Acerinox SA*	37,399
4,870	Agnico Eagle Mines, Ltd.	222,953
1,039	Agnico Eagle Mines, Ltd.	47,545
400	Aichi Steel Corp.	6,141
14,995	Alamos Gold, Inc., Class A	105,210
7,742	Allkem, Ltd.*	55,091
25,386	Alumina, Ltd.	25,926
723	Amg Advanced Metallurgical Group N.V.	18,837
14,717	Anglo American plc	525,380
5,620	Antofagasta plc	79,013
1,842	Aperam SA	51,547
4,677	ArcelorMittal SA	106,183
6,800	ArcelorMittal SA, NYS	153,680
12,400	Argonaut Gold, Inc.*	4,336
2,200	Asahi Holdings, Inc.	34,540
16,100	Ascot Resources, Ltd.*	6,255
85,942	Aurelia Metals, Ltd.*	15,106
1,613	Aurubis AG	109,451
25,622	AVZ Minerals, Ltd.*	14,328
38,815	B2Gold Corp.	131,494

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
10,885	Barrick Gold Corp.	$192,496
1,629	Bekaert NV	53,083
28,371	BHP Group, Ltd.	816,979
8,146	BHP Group, Ltd., ADR	457,642
11,697	BlueScope Steel, Ltd.	128,298
5,425	Boliden AB	172,650
4,719	Capricorn Metals, Ltd.*	9,998
10,300	Capstone Copper Corp.*	26,010
65,537	Centamin plc	62,379
8,200	Centerra Gold, Inc.	55,622
4,374	Central Asia Metals plc	11,797
6,803	Champion Iron, Ltd.	25,813
16,254	China Gold International Resources Corp., Ltd.	45,339
1,300	Daido Steel Co., Ltd.	33,517
1,400	Daiki Aluminium Industry Co., Ltd.	12,337
11,513	Deterra Royalties, Ltd.	34,100
1,900	DOWA Mining Co.	63,129
7,500	Dundee Precious Metals, Inc.	37,354
4,662	Eldorado Gold Corp.*	29,740
6,693	Endeavour Mining plc	138,488
1,907	Equinox Gold Corp.*	8,505
539	Eramet	56,040
2,899	Ero Copper Corp.*	24,485
26,259	Evolution Mining, Ltd.	42,225
7,778	EVRAZ plc(b)	9
15,230	Ferrexpo plc	24,183
2,800	First Majestic Silver Corp.	20,081
4,500	First Quantum Minerals, Ltd.	85,385
20,862	Fortescue Metals Group, Ltd.	256,556
400	Franco-Nevada Corp.	52,625
4,440	Fresnillo plc	41,432
8,215	Galiano Gold, Inc.*	3,383
103,826	Glencore plc	562,524
1,100	Godo Steel, Ltd.*	10,881
20,226	Gold Road Resources, Ltd.	15,443
3,589	Granges AB	26,842
2,043	Hill & Smith Holdings plc	28,796
2,300	Hitachi Metals, Ltd.*	34,783
9,715	Hochschild Mining plc	11,411
8,995	Hudbay Minerals, Inc.	36,693
3,880	i-80 Gold Corp.*	6,994
15,631	IAMGOLD Corp.*	25,141
14,533	IGO, Ltd.	100,886
7,176	Iluka Resources, Ltd.	46,685
14,498	Imdex, Ltd.	18,464
3,605	Ivanhoe Mines, Ltd., Class A*	20,756
10,500	JFE Holdings, Inc.	110,462
50,009	Jupiter Mines, Ltd.	6,813
42,633	Kinross Gold Corp.	151,716
10,600	Kobe Steel, Ltd.	48,147
1,800	Kyoei Steel, Ltd.	18,348
1,500	Labrador Iron Ore Royalty Corp.	33,042
14,207	Lucara Diamond Corp.*	6,734
2,700	Lundin Gold, Inc.*	19,385
19,726	Lundin Mining Corp.	125,069
3,551	Lynas Rare Earths, Ltd.*	21,388
14,393	MACA, Ltd.	6,599

Shares		Value
Common Stocks, continued
Metals & Mining, continued
48,387	Macmahon Holdings, Ltd.	$4,506
1,600	Major Drilling Group International, Inc.*	11,226
1,400	Maruichi Steel Tube, Ltd.	29,615
176,000	Midas Holdings, Ltd.*(b)	—
2,719	Mineral Resources, Ltd.	91,978
3,300	Mitsubishi Materials Corp.	47,171
500	Mitsubishi Steel Manufacturing Co., Ltd.	3,478
2,500	Mitsui Mining & Smelting Co., Ltd.	58,358
27,183	Mount Gibson Iron, Ltd.	10,120
2,200	Neturen Co., Ltd.	10,597
27,410	New Gold, Inc.*	29,178
11,300	Newcrest Mining, Ltd.	160,651
1,924	Newcrest Mining, Ltd.	26,974
19,275	Nickel Industries, Ltd.	12,953
6,200	Nippon Denko Co., Ltd.	15,869
2,700	Nippon Light Metal Holdings Co.	29,751
9,195	Nippon Steel Corp.	128,358
930	Nippon Yakin Kogyo Co., Ltd.	14,495
200	Nittetsu Mining Co., Ltd.	7,557
9,959	Norsk Hydro ASA	56,167
14,937	Northern Star Resources, Ltd.	68,868
34,228	OceanaGold Corp.*	65,690
21,175	OM Holdings, Ltd.	11,148
500	Osaka Steel Co., Ltd.	5,455
3,265	Osisko Gold Royalties, Ltd.	32,929
3,354	Osisko Mining, Inc.*	7,974
10,428	Outokumpu OYJ	43,180
10,015	OZ Minerals, Ltd.	122,610
900	Pacific Metals Co., Ltd.	15,634
5,017	Pan American Silver Corp.	98,586
33,353	Perenti Global, Ltd.	15,048
55,326	Perseus Mining, Ltd.	59,327
15,210	Pilbara Minerals, Ltd.*	23,985
23,878	Ramelius Resources, Ltd.	14,095
38,407	Regis Resources, Ltd.	33,594
47,236	Resolute Mining, Ltd.*	7,433
1,698	Rio Tinto plc	101,515
13,055	Rio Tinto plc, Registered Shares, ADR^	796,355
5,001	Rio Tinto, Ltd.	358,179
6,000	Sabina Gold & Silver Corp.*	4,942
1,335	Salzgitter AG	32,480
16,356	Sandfire Resources, Ltd.	50,965
4,142	Sandstorm Gold, Ltd.	24,588
21,718	Schmolz + Bickenbach AG*	5,411
1,200	Seabridge Gold, Inc.*	14,872
32,896	Silver Lake Resources, Ltd.*	26,903
5,690	Sims, Ltd.	54,856
46,147	South32, Ltd.	127,361
6,151	SSAB AB, Class A	26,853
12,955	SSAB AB, Class B	53,691
7,749	SSR Mining, Inc.	129,451
30,000	St. Barbara, Ltd.	15,149
700	Stelco Holdings, Inc.	17,503
3,700	Straits Trading Co., Ltd.	7,622
1,700	Sumitomo Metal & Mining Co., Ltd.	53,283
26,588	Syrah Resources, Ltd.*	23,051
5,674	Taseko Mines, Ltd.*	6,216

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
11,838	Teck Cominco, Ltd., Class B	$362,039
12,945	ThyssenKrupp AG*	73,433
1,900	Toho Titanium Co., Ltd.	30,960
700	Toho Zinc Co., Ltd.	11,091
300	Tokyo Rope Manufacturing Co. Ltd.	2,056
2,300	Tokyo Steel Manufacturing Co., Ltd.	25,314
4,685	Torex Gold Resources, Inc.*	36,184
969	Trevali Mining Corp.*	350
3,324	Turquoise Hill Resources, Ltd.*	89,053
1,500	UACJ Corp.	22,852
3,908	Voestalpine AG	83,150
4,200	Wesdome Gold Mines, Ltd.*	36,387
13,685	West African Resources, Ltd.*	11,211
14,470	Westgold Resources, Ltd.	11,575
704	Wheaton Precious Metals Corp.	25,370
31,047	Yamana Gold, Inc.	144,500
1,600	Yamato Kogyo Co., Ltd.	52,831
800	Yodogawa Steel Works, Ltd.	13,288

		10,603,545

Multiline Retail (0.7%):
16,302	B&M European Value Retail SA	73,027
1,096	Canadian Tire Corp., Class A	138,299
2,909	Dollarama, Inc.	167,533
6,286	Europris ASA(a)	29,449
3,300	H2O Retailing Corp.	25,584
15,674	Harvey Norman Holdings, Ltd.	40,160
6,800	Isetan Mitsukoshi Holdings, Ltd.	55,175
1,000	Izumi Co., Ltd.	22,531
6,000	J. Front Retailing Co., Ltd.	51,340
24,500	Lifestyle International Holdings, Ltd.*	9,933
73,250	Marks & Spencer Group plc*	121,495
2,200	Marui Group Co., Ltd.	38,548
30,000	Metro Holdings, Ltd.	16,323
47,139	Myer Holdings, Ltd.	10,577
1,643	Next plc	117,288
5,300	Pan Pacific International Holdings Corp.	84,636
6,500	Ryohin Keikaku Co., Ltd.	66,332
1,000	Seria Co., Ltd.	17,811
4,800	Takashimaya Co., Ltd.	47,088
2,195	Tokmanni Group Corp.	25,842
3,646	Warehouse Group, Ltd. (The)	7,683
4,918	Wesfarmers, Ltd.	142,317
4,000	Wing On Company International, Ltd.	8,564

		1,317,535

Multi-Utilities (1.0%):
2,232	Acea SpA	33,076
5,356	AGL Energy, Ltd.	30,504
4,833	Algonquin Power & Utilities Corp.	64,966
1,505	Atco, Ltd.	51,570
1,466	Canadian Utilities, Ltd., Class A	43,729
253,408	Centrica plc*	248,274
44,319	E.ON SE	371,782
22,086	Engie Group	256,303
23,363	Hera SpA	67,804
11,786	Iren SpA*	25,820
33,157	ITL AEM SpA	42,252

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
84,623	Keppel Infrastructure Trust	$34,736
2,361	National Grid plc, ADR	152,733
11,914	Ren — Redes Energeticas Nacion	35,916
6,785	RWE AG	250,033
24,600	SembCorp Industries, Ltd.	50,520
3,114	Telecom Plus plc	74,595
6,489	Vector, Ltd.	16,926
5,040	Veolia Environnement SA*	124,671

		1,976,210

Oil, Gas & Consumable Fuels (7.0%):
9,181	Advantage Energy, Ltd.*	57,069
24,155	Africa Oil Corp.	38,663
3,154	Aker BP ASA^	109,053
3,921	Ampol, Ltd.	92,126
7,200	Anglo Pacific Group plc	12,693
22,637	ARC Resources, Ltd.	285,469
18,809	Athabasca Oil Corp.*	36,390
2,249	Baytex Energy Corp.*	10,922
2,064	Baytex Energy Corp.*	10,051
71,371	Beach Energy, Ltd.	84,475
17,741	Birchcliff Energy, Ltd.	120,617
10,317	BP plc	48,584
24,597	BP plc, ADR	697,325
173,000	Brightoil Petroleum Holdings, Ltd.*	6,202
636	BW Energy, Ltd.*	1,660
2,656	BW LPG, Ltd.(a)	19,731
22,053	Cairn Energy plc*	58,643
789	Cameco Corp.	16,589
1,947	Cameco Corp.	40,926
7,637	Canacol Energy, Ltd.	14,954
13,622	Canadian Natural Resources, Ltd.	731,229
2,732	Canadian Natural Resources, Ltd.	146,832
3,012	Cardinal Energy, Ltd.	16,921
14,953	Cenovus Energy, Inc.	284,537
2,956	Cenovus Energy, Inc.	56,194
13,100	China Aviation Oil Singapore Corp., Ltd.	8,255
24,415	Cooper Energy, Ltd.*(b)	4,130
40,015	Cooper Energy, Ltd.*	6,769
2,400	Cosmo Energy Holdings Co., Ltd.	66,690
8,781	Crescent Point Energy	62,521
7,561	Crescent Point Energy Corp.	53,755
8,223	Crew Energy, Inc.*	29,518
854	CropEnergies AG	11,368
252	Delek Group, Ltd.*	32,576
20,320	DNO ASA	28,039
6,087	Enbridge, Inc.	257,101
79,400	ENEOS Holdings, Inc.	299,779
1,394	Energean PLC*	18,684
7,800	Enerplus Corp.	103,091
29,660	ENI SpA	352,304
120,434	EnQuest plc*	34,393
10,152	Equinor ASA	353,299
1,004	Equital, Ltd.*	31,722
1,390	Etablissements Maurel et Prom SA*	6,489
9,112	Euronav NV	109,707
1,579	Exmar NV	8,381
1,267	FLEX LNG, Ltd.	35,255

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,700	Freehold Royalties, Ltd.^	$36,626
1,400	Frontera Energy Corp.*	11,259
3,784	Frontline, Ltd.*	33,665
3,100	Fuji Oil Co., Ltd.	7,466
13,793	Galp Energia SGPS SA	161,659
891	Gaztransport et Technigaz SA	111,639
6,249	Genel Energy plc	10,679
5,650	Gibson Energy, Inc.	104,659
22,100	Golden Energy Resources, Ltd.*	7,138
19,607	Gran Tierra Energy, Inc.*	22,547
14,984	Gulf Keystone Petroleum, Ltd.	47,418
5,643	Harbour Energy plc	25,006
6,000	Idemitsu Kosan Co., Ltd.	144,147
1,132	Imperial Oil, Ltd.	53,372
14,400	INPEX Corp.	155,436
2,244	International Petroleum Corp.*	21,429
2,823	International Petroleum Corp. / Sweden*	27,467
3,600	Itochu Enex Co., Ltd.	27,884
1,500	Iwatani Corp.	57,858
1,000	Japan Petroleum Exploration Co., Ltd.	23,544
24,713	Karoon Energy, Ltd.*	29,533
7,300	Kelt Exploration, Ltd.*	34,713
3,301	Keyera Corp.	75,407
1,732	Koninklijke Vopak NV	43,901
2,011	Lundin Energy AB	1,372
10,707	MEG Energy Corp.*	148,251
1,700	Mitsuuroko Holdings Co., Ltd.	11,638
1,502	Naphtha Israel Petroleum Corp.*	9,920
2,178	Neste Oyj	96,492
14,065	New Hope Corp., Ltd.	33,914
7,392	New Zealand Refining Co., Ltd. (The)*	5,310
64,000	NewOcean Energy Holdings, Ltd.*	326
21,200	Nippon Coke & Engineering Co., Ltd.	18,118
7,654	Nuvista Energy, Ltd.*	61,375
104,047	Oil Refineries, Ltd.	37,375
2,717	OMV AG	127,578
41,785	Paladin Energy, Ltd.*	16,690
1,307	Paramount Resouces, Ltd., Class A	31,218
5,263	Parex Resources, Inc.	89,148
5,000	Parkland Corp.	135,820
300	Paz Oil Co., Ltd.*	36,023
1,584	Pembina Pipeline Corp.	55,994
2,501	Pembina Pipeline Corp.	88,419
6,660	Peyto Exploration & Development Corp.	62,305
12,892	Pharos Energy plc*	3,448
5,032	Prairiesky Royalty, Ltd.	63,379
31,937	Repsol SA	470,201
1,600	Sala Corp.	8,318
3,100	San-Ai Oil Co., Ltd.	22,016
38,505	Santos, Ltd.	196,253
23,460	Saras SpA*	34,184
8,575	Serica Energy plc	29,745
31,089	Shell PLC, ADR	1,625,644
400	Sinanen Holdings Co., Ltd.	10,059
15,527	Stobart Group, Ltd.*	1,777
9,472	Suncor Energy, Inc.	332,183
9,878	Suncor Energy, Inc.	346,613

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
16,600	Tamarack Valley Energy, Ltd.	$55,849
1,817	TC Energy Corp.	94,139
403	TC Energy Corp.	20,880
13,400	Tidewater Midstream and Infrastructure, Ltd.	13,639
1,559	Torm plc*	21,090
31,387	TotalEnergies SE	1,654,235
7,730	Tourmaline Oil Corp.	401,996
64,721	Tullow Oil plc*	36,961
542	Verbio Vereinigte Bioenergie AG	27,265
5,883	Vermilion Energy, Inc.	111,992
24,351	Viva Energy Group, Ltd.(a)	48,916
17,452	Whitecap Resources, Inc.	121,228
31,393	Whitehaven Coal, Ltd.	105,905
2,943	Woodside Energy Group, Ltd., ADR	63,451
17,225	Woodside Energy Group, Ltd.	377,128

		13,551,913

Paper & Forest Products (0.7%):
2,718	Altri SGPS SA	18,156
3,429	Canfor Corp.*	59,814
600	Daiken Corp.	8,106
3,000	Daio Paper Corp.	31,311
8,317	Ence Energia y Celulosa S.A	28,451
301	Hadera Paper, Ltd.	23,933
6,700	Hokuetsu Corp.	34,519
1,316	Holmen AB, B Shares	53,455
3,427	Interfor Corp.*	69,073
5,272	Metsa Board OYJ	43,949
7,998	Mondi plc	141,855
11,089	Navigator Co. SA (The)	44,591
4,800	Nippon Paper Industries Co., Ltd.	34,051
19,700	Oji Holdings Corp.	85,422
1,998	Stella-Jones, Inc.	50,455
9,661	Stora Enso Oyj, Class R	151,667
2,882	Svenska Cellulosa AB SCA, Class B	43,112
600	Tokushu Tokai Paper Co., Ltd.	13,958
7,592	UPM-Kymmene Oyj	232,198
2,454	West Fraser Timber Co., Ltd.	188,331
24,618	Western Forest Products, Inc.	27,736

		1,384,143

Personal Products (0.7%):
495	Beiersdorf AG	50,557
3,201	Best World International, Ltd.*	3,134
306	Blackmores, Ltd.	14,858
800	Fancl Corp.	14,648
167	Interparfums SA	7,907
1,514	Jamieson Wellness, Inc.(a)	42,126
3,900	Kao Corp.	157,414
300	Kobayashi Pharmaceutical Co., Ltd.	18,500
200	Kose Corp.	18,213
10,500	L’occitane International SA	32,869
580	L’Oreal SA	200,366
1,600	Mandom Corp.	18,801
400	Milbon Co., Ltd.	14,060
600	Noevir Holdings Co., Ltd.	25,487
2,645	Ontex Group NV*	20,698
1,200	Pola Orbis Holdings, Inc.	14,796

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Personal Products, continued
1,600	Rohto Pharmaceutical Co., Ltd.	$46,262
800	Shiseido Co., Ltd.	32,146
12,653	Unilever plc, ADR	579,887
1,324	Unilever plc	60,250
1,300	Ya-Man, Ltd.	16,571

		1,389,550

Pharmaceuticals (4.7%):
3,440	Alk Abello A/S*	59,842
15,687	Alliance Pharma plc	21,789
1,963	Almirall SA	21,877
2,600	Astellas Pharma, Inc.	40,516
4,345	AstraZeneca plc, ADR	287,074
491	Aurora Cannabis, Inc.*	649
1,145	Bausch Health Cos., Inc.*	9,572
1,200	Bausch Health Cos., Inc.*	10,033
10,652	Bayer AG, Registered Shares	632,783
900	Canopy Growth Corp.*	2,559
3,200	Chugai Pharmaceutical Co., Ltd.	81,904
900	Daiichi Sankyo Co., Ltd.	22,723
300	Daito Pharmaceutical Co., Ltd.	6,159
501	Dechra Pharmaceuticals plc	21,097
324	Dermapharm Holding SE	16,131
500	Eisai Co., Ltd.	21,115
192	Euroapi Sasu*	3,029
11,707	Faes Farma SA	47,627
700	Fuji Pharma Co., Ltd.	4,873
500	Fuso Pharmaceutical Industries. Ltd.	7,910
1,668	Galenica AG(a)	128,152
14,120	GlaxoSmithKline plc, ADR	614,644
6,497	GSK plc	139,677
5,536	H Lundbeck A/S*	26,936
1,384	H Lundbeck A/S*	6,643
3,600	Haw Par Corp., Ltd.	28,492
4,157	Hikma Pharmaceuticals plc	81,842
800	Hisamitsu Pharmaceutical Co., Inc.	20,624
26,202	Indivior plc*	98,668
943	Ipsen SA	89,012
900	JCR Pharmaceuticals Co., Ltd.	15,372
1,000	Kaken Pharmaceutical Co., Ltd.	28,134
1,000	Kissei Pharmaceutical Co., Ltd.	19,575
900	Kyowa Kirin Co., Ltd.	20,248
166	Laboratorios Farmaceuticos Rovi SA	10,224
98,378	Mayne Pharma Group, Ltd.*	17,248
271	Merck KGaA	45,733
400	Mochida Pharmaceutical Co., Ltd.	9,601
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	8,282
300	Nippon Shinyaku Co., Ltd.	18,257
4,379	Novartis AG, ADR	370,157
11,822	Novartis AG, Registered Shares	1,000,202
11,360	Novo Nordisk A/S, Class B	1,261,066
1,700	Ono Pharmaceutical Co., Ltd.	43,650
4,216	Orion Oyj, Class B	188,286
1,037	Orion OYJ	46,072
1,300	Otsuka Holdings Co., Ltd.	46,195
2,502	Recordati SpA	109,309
4,734	Roche Holding AG	1,580,588
163	Roche Holding AG	62,945

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,419	Sanofi	$446,811
7,000	Santen Pharmaceutical Co., Ltd.	54,939
800	Sawai Group Holdings Co., Ltd.	24,277
1,300	Seikagaku Corp.	7,823
500	Shionogi & Co., Ltd.	25,279
3,200	Sumitomo Dainippon Pharma Co., Ltd.	25,748
28,320	Sundial Growers, Inc.*	9,235
800	Taisho Pharmaceutical Holdings Co., Ltd.	31,622
21,200	Takeda Pharmacuetical Co., Ltd.	595,862
8,303	Teva Pharmaceutical Industries, Ltd., ADR*	62,439
800	Torii Pharmaceutical Co., Ltd.	18,937
1,200	Towa Pharmaceutical Co., Ltd.	21,710
1,400	Tsumura & Co.	31,442
951	UCB SA	80,534
26,000	United Laboratories International Holdings, Ltd.	15,441
65	Vetoquinol SA	7,958
1,434	Vifor Pharma AG	248,648
146	Virbac SA	56,863

		9,220,664

Professional Services (1.8%):
3,499	Adecco Group AG	119,041
1,864	AFRY AB	25,617
6,883	ALS, Ltd.	50,769
770	Altech Corp.	10,102
111	Amadeus Fire AG	13,839
1,825	Applus Services SA	12,630
200	Baycurrent Consulting, Inc.	53,297
1,100	Benefit One, Inc.	14,812
372	Bertrandt AG	13,941
3,973	Bureau Veritas SA	101,849
26,624	Capita plc*	8,249
180	Danel Adir Yeoshua, Ltd.	22,813
1,445	DKSH Holding, Ltd.	119,371
900	en Japan, Inc.	11,762
5,711	Experian plc	167,390
1,200	FULLCAST Holdings Co., Ltd.	19,195
900	Funai Soken Holdings, Inc.	14,321
175	Groupe Crit	10,820
22,373	Hays plc	30,685
2,075	Intertek Group plc	106,310
3,227	Intertrust NV*(a)	64,718
4,646	IPH, Ltd.	26,182
300	IR Japan Holdings, Ltd.	4,502
1,000	Jac Recruitment Co., Ltd.	12,821
1,497	LifeWorks, Inc.	35,919
3,994	McMillan Shakespeare, Ltd.	26,834
1,500	Meitec Corp.	24,199
4,300	Nihon M&A Center, Inc.	45,811
3,000	Outsourcing, Inc.	22,921
8,516	Pagegroup plc	41,452
1,400	Pasona Group, Inc.	19,425
2,100	Persol Holdings Co., Ltd.	38,229
3,572	Randstad NV	174,171
7,800	Recruit Holdings Co., Ltd.	230,051
5,236	RELX plc, ADR	141,058
7,938	RELX plc	214,321
2,833	Ricardo plc	12,467

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
3,902	Robert Walters plc	$22,319
2,331	RWS Holdings plc	9,812
77	SGS SA, Registered Shares	176,411
2,000	SMS Co., Ltd.	39,482
600	Stantec, Inc.	26,289
1,621	Stantec, Inc.	70,984
7,669	SThree plc	33,277
1,100	Tanseisha Co., Ltd.	6,621
2,900	Technopro Holdings, Inc.	58,159
780	Teleperformance	239,918
2,878	Thomson Reuters Corp.	299,916
1,065	Tinexta SpA	24,987
1,100	UT Group Co., Ltd.	18,142
3,630	Wolters Kluwer NV	353,082

		3,441,293

Real Estate Management & Development (2.4%):
697	Aedas Homes SA(a)	15,557
1,700	AEON Mall Co., Ltd.	20,800
206	AFI Properties, Ltd.	9,945
1,001	Airport City, Ltd.*	17,170
2,300	Airport Facilities Co., Ltd.	9,074
372	Allreal Holding AG	61,721
1,972	Alony Hetz Properties & Invest	24,856
492	Alrov Properties And Lodgings, Ltd.	30,536
700	Altus Group, Ltd.	24,253
2,393	Amot Investments, Ltd.	14,460
2,116	Annehem Fastigheter AB*	4,646
11,406	Aroundtown SA	36,262
28,100	Ascendas India Trust	23,689
46,000	Asia Standard International Group, Ltd.	4,356
1,281	Atrium Ljungberg AB, Class B	16,787
233	Azrieli Group	16,412
210	Big Shopping Centers, Ltd.	25,971
116	Blue Square Real Estate, Ltd.	8,026
59	Brack Capital Properties NV*	5,914
3,700	Bukit Sembawang Estates, Ltd.	13,167
695	CA Immobilien Anlagen AG	22,039
4,800	Capitaland Investment, Ltd.	13,220
1,420	Castellum AB	18,270
626	Catena AB	22,744
2,946	Cedar Woods Properties, Ltd.	7,578
18,000	Chinese Estates Holdings, Ltd.*	5,139
52,000	Chuang’s Consortium International, Ltd.	6,761
7,300	City Developments, Ltd.	42,872
1,684	Citycon OYJ	11,437
16,175	CK Asset Holdings, Ltd.	114,575
3,803	CLS Holdings plc	9,373
127	Colliers International Group	13,933
12,641	Corem Property Group AB, Class B	14,200
340,000	CSI Properties, Ltd.	8,291
1,000	Daito Trust Construction Co., Ltd.	86,250
8,200	Daiwa House Industry Co., Ltd.	191,275
887	Deutsche Euroshop AG*	20,608
1,139	Dic Asset AG	12,585
2,651	Dios Fastigheter AB	18,439
1,450	DREAM Unlimited Corp.	35,884
145	Duniec Brothers, Ltd.	7,844

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
34,000	Emperor International Holdings	$3,592
7,600	ESR Cayman, Ltd.*(a)	20,569
2,062	Fabege AB	19,494
74,718	Far East Consortium International, Ltd.	23,827
3,102	Fastighets AB Balder, B Shares*	14,883
862	FastPartner AB, Class A	4,995
867	FirstService Corp.	105,080
11,092	Foxtons Group plc	4,435
16,000	Frasers Property, Ltd.	12,212
2,231	Gav-Yam Lands Corp., Ltd.	18,591
1,100	Goldcrest Co., Ltd.	13,961
17,039	Grainger plc	58,343
1,873	Grand City Properties SA	25,283
10,516	Great Eagle Holdings, Ltd.	23,599
17,100	GuocoLand, Ltd.	19,472
28,000	Hang Lung Group, Ltd.	53,111
29,984	Hang Lung Properties, Ltd.	56,911
1,200	Heiwa Real Estate Co., Ltd.	34,428
5,154	Helical plc	23,480
17,706	Henderson Land Development Co., Ltd.	66,646
37,840	HKR International, Ltd.	13,995
9,400	Ho Bee Land, Ltd.	18,753
18,500	Hong Fok Corp., Ltd.	12,867
8,100	Hongkong Land Holdings, Ltd.	40,731
2,049	Hufvudstaden AB	22,658
6,800	Hulic Co., Ltd.	52,677
11,000	Hysan Development Co., Ltd.	33,139
8,200	Ichigo, Inc.	18,932
242	Immobel SA	15,296
218	Ina Invest Holding AG*	4,344
1,253	Instone Real Estate Group AG(a)	14,934
29	Intershop Holdings AG	18,751
2,000	Invesque, Inc.*	2,460
164	Investis Holding SA	17,639
1,643	Israel Canada T.R, Ltd.	6,369
29,717	IWG plc*	67,753
25,000	K Wah International Holdings Ltd.	9,214
1,500	Katitas Co., Ltd.	32,343
22,225	Kerry Properties, Ltd.	61,796
2,347	K-fast Holding AB*	4,659
1,455	Kojamo Oyj	25,104
26,000	Kowloon Development Co., Ltd.	32,262
17,100	Lai Sun Development Co., Ltd.*	9,776
112,800	Landing International Development, Ltd.*	3,176
44,500	Langham Hospitality Investment	5,481
944	LEG Immobilien SE	78,249
7,615	Lend Lease Group	47,902
883	Lifestyle Communities, Ltd.	8,278
8,000	Liu Chong Hing Investment, Ltd.	7,521
4,644	LSL Property Services plc	18,983
276	Mega Or Holdings, Ltd.	8,323
463	Melisron, Ltd.*	31,079
59,000	Mingfa Group International Co., Ltd.*	2,522
3,100	Mirainovate Co., Ltd.	3,769
4,800	Mitsubishi Estate Co., Ltd.	69,713
5,100	Mitsui Fudosan Co., Ltd.	109,763
9,306	Mivne Real Estate KD, Ltd.	27,230

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
280	Mobimo Holding AG, Registered Shares	$68,091
100	Morguard Corp.	8,469
28,087	New World Development Co., Ltd.	101,386
1,539	Nexity SA	41,449
800	Nippon Commercial Development Co., Ltd.	11,934
1,700	Nisshin Group Holdings Co., Ltd.	5,517
2,200	Nomura Real Estate Holdings, Inc.	53,959
3,463	Nyfosa AB	25,926
17,900	Oue, Ltd.	16,497
54,608	Oxley Holdings, Ltd.	6,650
25,655	Pacific Century Premium Developments, Ltd.*	1,637
522	PATRIZIA AG	6,165
1,195	Platzer Fastigheter Holding AB, Class B	7,743
222	Prashkovsky Investments And Construction, Ltd.	6,948
779	PSP Swiss Property AG	86,677
700	Raysum Co., Ltd.	5,779
3,244	Real Matters, Inc.*	12,805
2,300	Relo Group, Inc.	37,126
914	Sagax AB, Class B	16,889
7,058	Samhallsbyggnadsbolaget i Norden AB^	11,773
1,200	SAMTY Co., Ltd.	17,842
5,801	Savills plc	71,511
1,875	Selvaag Bolig ASA	6,778
2,600	Shinoken Group Co., Ltd.	18,731
795	Shurgard Self Storage SA	37,045
100,800	Sinarmas Land, Ltd.	14,369
50,839	Sino Land Co., Ltd.	75,081
11,926	Sirius Real Estate, Ltd.	12,951
5,000	Soundwill Holdings, Ltd.	4,340
200	SRE Holdings Corp.*	3,365
1,800	Starts Corp., Inc.	37,006
2,500	Sumitomo Realty & Development Co., Ltd.	66,087
1,493	Summit Real Estate Holdings, Ltd.	23,899
1,800	Sun Frontier Fudousan Co., Ltd.	14,842
5,921	Sun Hung Kai Properties, Ltd.	70,063
10,646	Swire Pacific, Ltd., Class A	63,971
17,500	Swire Pacific, Ltd., Class B	17,578
8,600	Swire Properties, Ltd.	21,381
2,374	Swiss Prime Site AG	208,382
2,596	TAG Immobilien AG	29,614
21,000	TAI Cheung Holdings, Ltd.	11,993
4,200	Takara Leben Co., Ltd.	11,152
2,900	Toc Co., Ltd.	15,381
6,400	Tokyo Tatemono Co., Ltd.	88,229
17,000	Tokyu Fudosan Holdings Corp.	89,553
2,400	Tosei Corp.	22,304
4,220	Tricon Residential, Inc.	42,790
213	UBM Development AG	7,662
7,900	UOL Group, Ltd.	41,889
193	VGP NV	30,770
3,672	Vonovia SE	113,145
3,836	Wallenstam AB*	16,791
6	Warteck Invest AG	13,710
6,203	Watkin Jones plc	16,616
9,829	Wharf Real Estate Investment Co., Ltd.	46,860
4,068	Wihlborgs Fastigheter AB	28,489

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
20,700	Wing Tai Holdings, Ltd.	$25,945
16,000	Wing Tai Properties, Ltd.	8,218
148	YH Dimri Construction & Development, Ltd.	11,341
17	Zug Estates Holding AG	35,443

		4,654,809

Road & Rail (1.2%):
52,525	Aurizon Holdings, Ltd.	138,000
3,054	Canadian National Railway Co.	343,483
1,007	Canadian Pacific Railway, Ltd.^	70,329
600	Central Japan Railway Co.	69,276
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	9,373
41,300	ComfortDelGro Corp., Ltd.	41,666
789	DSV A/S	110,493
1,300	East Japan Railway Co.	66,525
16,195	FirstGroup plc*	25,122
1,200	Fukuyama Transporting Co., Ltd.	27,269
3,244	Go-Ahead Group plc*	62,831
1,000	Hamakyorex Co., Ltd.	21,137
2,400	Hankyu Hanshin Holdings, Inc.	65,504
600	Hitachi Transport System, Ltd.	37,740
1,100	Ichinen Holdings Co., Ltd.	9,922
206	Jungfraubahn Holding AG, Registered Shares*	27,616
2,500	Keikyu Corp.	27,417
700	Keio Corp.	25,071
1,200	Keisei Electric Railway Co., Ltd.	33,109
1,500	Kintetsu Group Holdings Co., Ltd.	46,681
1,000	Kyushu Railway Co.	20,856
400	Maruzen Showa Unyu Co., Ltd.	9,013
7,711	MTR Corp., Ltd.	40,301
4,500	Mullen Group, Ltd.	39,475
2,300	Nagoya Railroad Co., Ltd.	35,453
1,600	Nankai Electric Railway Co., Ltd.	31,721
13,705	National Express Group plc*	32,443
2,200	Nikkon Holdings Co., Ltd.	34,908
1,800	Nippon Express Holdings Co., Ltd.	97,853
1,300	Nishi-Nippon Railroad Co., Ltd.	27,818
147	NTG Nordic Transport Group A/S*	5,249
2,000	Odakyu Electric Railway Co., Ltd.	26,928
11,036	Redde Northgate plc	45,310
500	Sakai Moving Service Co., Ltd.	16,723
2,300	Sankyu, Inc.	66,180
4,500	Seino Holdings Co., Ltd.	36,049
6,400	Senko Group Holdings Co., Ltd.	41,441
483	Sixt SE	30,231
368	Sixt SE	37,739
1,000	Sotetsu Holdings, Inc.	17,310
278	Stef S.A.	24,118
1,298	TFI International, Inc.	104,213
1,500	Tobu Railway Co., Ltd.	34,306
3,400	Tokyu Corp.	40,075
300	Tonami Holdings Co., Ltd.	7,776
3,913	Tourism Holdings, Ltd.*	5,664
400	Trancom Co., Ltd.	20,145
15,330	Transport International Holdings, Ltd.	23,123
1,600	West Japan Railway Co.	58,904

		2,269,889

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.7%):
1,500	Advantest Corp.	$79,713
9,500	Aem Holdings, Ltd.	28,378
7,502	ams AG*	67,682
276	ASM International NV	69,690
9,019	ASM Pacific Technology, Ltd.	76,809
2,411	ASML Holding NV, NYS	1,147,347
1,796	BE Semiconductor Industries NV	86,469
25,000	BOE Varitronix, Ltd.	51,259
300	Disco Corp.	70,681
185	Elmos Semiconductor SE	7,055
1,700	Ferrotec Holdings Corp.	31,879
438	First Sensor AG	24,601
5,554	Infineon Technologies AG	134,361
2,200	Japan Material Co., Ltd.	31,451
500	Lasertec Corp.	59,045
500	Megachips Corp.	11,645
879	Melexis NV	62,901
800	Mimasu Semiconductor Industry	12,331
500	Mitsui High-Tec, Inc.	31,080
473	Nordic Semiconductor ASA*	7,423
241	Nova Measuring Instruments, Ltd.*	21,219
1,100	Optorun Co., Ltd.	14,610
9,700	Renesas Electronics Corp.*	87,525
700	ROHM Co., Ltd.	48,484
300	Rorze Corp.	18,558
900	Sanken Electric Co., Ltd.	31,290
500	SCREEN Holdings Co., Ltd.	33,537
300	Shindengen Electric Manufacturing Co., Ltd.	7,506
1,100	Shinko Electric Industries Co., Ltd.	28,164
992	Siltronic AG	73,669
162	Soitec*	23,290
5,416	STMicroelectronics NV	172,166
409	SUESS MicroTec SE	5,789
4,600	SUMCO Corp.	59,200
1,000	Tokyo Electron, Ltd.	324,411
800	Tokyo Seimitsu Co., Ltd.	26,148
1,000	Towa Corp.	12,725
2,902	Tower Semiconductor, Ltd.*	134,014
1,200	Tri Chemical Laboratories, Inc.	19,266
144	u-blox Holding AG*	14,554
1,000	Ulvac, Inc.	33,738
24,700	UMS Holdings, Ltd.	19,706
1,200	Yamaichi Electronics Co., Ltd.	14,969

		3,316,338

Software (0.9%):
1,800	Access Co., Ltd.*	9,866
1,000	Altium, Ltd.	18,596
50	Atoss Software AG	6,338
1,040	AVEVA Group plc	28,414
4,889	BlackBerry, Ltd.*	26,363
10,573	Bravura Solutions, Ltd.	10,329
4,900	Broadleaf Co., Ltd.	15,946
3,501	Bytes Technology Group PLC	17,830
500	Computer Engineering & Consulting, Ltd.	4,221
101	Constellation Software, Inc.	149,960
464	Crayon Group Holding ASA*(a)	5,935
1,400	Cresco, Ltd.	19,414

Shares		Value
Common Stocks, continued
Software, continued
1,200	Cybozu, Inc.	$8,236
1,150	Dassault Systemes SE	42,605
564	Descartes Systems Group, Inc.*	35,002
300	Digital Arts, Inc.	12,861
1,000	Enghouse Systems, Ltd.	22,090
1,966	F-Secure Oyj*	10,300
400	Fuji Soft, Inc.	22,895
8,509	Hansen Technology, Ltd.	30,549
690	Hilan, Ltd.	36,496
3,100	Infomart Corp.	8,501
16,011	Infomedia, Ltd.	18,459
7,858	Integrated Research, Ltd.*^	2,275
3,230	IRESS, Ltd.	25,677
600	Justsystems Corp.	16,882
200	Kinaxis, Inc.*	21,594
570	Lectra	20,885
172	Linedata Services	7,335
1,195	Magic Software Enterprises, Ltd.	21,019
8,235	Micro Focus International plc, ADR	27,752
500	Miroku Jyoho Service Co., Ltd.	4,388
1,498	Nemetschek SE	90,659
340	Netcompany Group A/S*(a)	18,609
145	Nice, Ltd.*	27,963
400	OBIC Business Consultants Co., Ltd.	13,691
3,485	Open Text Corp.	131,872
200	Open Text Corp.	7,566
400	Oracle Corp.	23,104
65	QT Group Oyj*	4,802
900	Rakus Co., Ltd.	10,633
7,104	Sage Group plc (The)	54,934
1,413	SAP SE	128,710
1,391	SimCorp A/S	101,119
949	Sinch AB*(a)	3,079
1,484	Software AG	49,167
500	SRA Holdings	10,185
8,400	Systena Corp.	24,422
1,774	TeamViewer AG*(a)	17,654
8,525	Technology One, Ltd.	63,075
1,295	Temenos AG	110,541
1,900	Trend Micro, Inc.	92,497
12,001	Vista Group International, Ltd.*	12,667
568	WiseTech Global, Ltd.	14,730
423	Xero, Ltd.*	22,501

		1,743,193

Specialty Retail (1.4%):
400	ABC-Mart, Inc.	17,701
16,866	Accent Group, Ltd.	14,421
10,695	Adairs, Ltd.	14,096
1,300	Adastria Co., Ltd.	21,474
900	Alpen Co., Ltd.	13,415
2,600	Aoki Holdings, Inc.	13,368
2,800	Aoyama Trading Co., Ltd.	18,634
3,236	AP Eagers, Ltd.	21,726
2,500	Autobacs Seven Co., Ltd.	25,772
613	Autocanada, Inc.*	11,698
2,300	BIC Camera, Inc.	19,877
4,193	Bilia AB, Class A	60,444

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
3,245	Byggmax Group AB	$16,864
2,609	Carasso Motors, Ltd.	12,745
16,294	Card Factory plc*	9,158
3,919	Ceconomy AG	10,923
800	Chiyoda Co., Ltd.	4,566
18,000	Chow Sang Sang Holdings International, Ltd.	20,084
31,200	Chow Tai Fook Jewellery Group, Ltd.	58,706
1,435	Clas Ohlson AB, Class B	14,846
4,700	DCM Holdings Co., Ltd.	35,971
860	Delek Automotive Systems, Ltd.	9,380
39,375	Dixons Carphone plc	32,638
291	Dor ALON Energy In Israel 1988, Ltd.	10,483
2,720	Dufry AG, Registered Shares*	88,123
4,536	Dunelm Group plc	45,327
3,700	Edion Corp.	34,730
115,950	Esprit Holdings, Ltd.*	20,891
400	Fast Retailing Co., Ltd.	209,207
995	Fielmann AG	49,523
878	Fnac Darty SA	37,441
7,248	Frasers Group plc*	59,207
2,300	Geo Holdings Corp.	20,947
130,000	Giordano International, Ltd.	30,786
10,860	Halfords Group plc	18,997
7,439	Hennes & Mauritz AB, Class B^	88,986
200	Hikari Tsushin, Inc.	20,521
634	Hornbach Holding AG & Co. KGaA	52,081
4,500	Hour Glass, Ltd. The	7,521
2,800	Idom, Inc.	15,361
5,629	Industria de Diseno Textil SA	127,464
3,564	JB Hi-Fi, Ltd.	94,666
40,720	JD Sports Fashion plc*	57,260
700	JINS Holdings, Inc.	21,998
1,500	Joshin Denki Co., Ltd.	21,508
900	Joyful Honda Co., Ltd.	10,513
26,469	Kathmandu Holdings, Ltd.	18,153
1,700	Keiyo Co., Ltd.	11,371
744	Kid ASA(a)	6,317
43,202	Kingfisher plc	128,467
900	Kohnan Shoji Co., Ltd.	24,292
1,600	Komeri Co., Ltd.	31,112
5,800	K’s Holding Corp.	56,528
1,766	Leon’s Furniture, Ltd.	21,584
19,046	Lookers plc	17,262
14,000	Luk Fook Holdings International, Ltd.	35,967
531	Maisons du Monde SA(a)	5,324
2,347	Matas A/S	24,530
1,681	Mekonomen AB	18,100
2,955	Mobilezone Holding AG	51,581
234	Musti Group OYJ	4,178
600	Nextage Co., Ltd.	10,340
3,966	Nick Scali, Ltd.	22,622
1,900	Nishimatsuya Chain Co., Ltd.	20,023
600	Nitori Co., Ltd.	56,969
1,800	Nojima Corp.	37,390
28,290	Oriental Watch Holdings	16,595
76,677	Pendragon plc*	19,676
19,618	Pets At Home Group plc	73,752

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,736	Premier Investments, Ltd.	$36,416
600	Shimamura Co., Ltd.	52,679
800	Sleep Country Canada Holdings, Inc.(a)	14,931
8,071	Super Retail Group, Ltd.	47,328
3,968	Superdry plc*	6,477
900	T-Gaia Corp.	10,738
2,400	USS Co., Ltd.	41,493
240	Valora Holding AG	41,532
13,891	Vertu Motors plc	9,133
8,200	VT Holdings Co., Ltd.	29,146
3,649	Watches of Switzerland Group plc*(a)	34,198
1,871	WHSmith plc*	32,040
8,059	Wickes Group plc	16,271
300	Workman Co., Ltd.	11,732
800	World Co., Ltd.	8,068
700	Xebio Holdings Co., Ltd.	4,773
2,913	XXL ASA(a)	1,752
15,400	Yamada Holdings Co., Ltd.	55,643
800	Yellow Hat, Ltd.	10,136

		2,798,667

Technology Hardware, Storage & Peripherals (0.5%):
3,000	Brother Industries, Ltd.	52,791
4,400	Canon, Inc.	100,115
700	EIZO Corp.	19,464
1,800	Elecom Co., Ltd.	20,235
1,300	FUJIFILM Holdings Corp.	69,816
16,000	Konica Minolta, Inc.	53,456
3,181	Logitech International SA, Class R	165,603
1,323	Logitech International SA, Class R	68,888
1,900	Maxell Holdings, Ltd.	18,470
4,000	Mcj Co., Ltd.	25,870
3,200	NEC Corp.	124,423
12,000	PC Partner Group, Ltd.	10,930
1,935	Quadient	33,030
7,800	Ricoh Co., Ltd.	60,684
600	Roland Dg Corp.	14,254
2,197	S&T AG^	32,364
7,600	Seiko Epson Corp.	107,641
900	Toshiba Tec Corp.	28,820
4,400	Wacom Co., Ltd.	27,276

		1,034,130

Textiles, Apparel & Luxury Goods (1.9%):
1,176	Adidas AG	207,959
3,137	Aritzia, Inc.*	84,945
2,300	Asics Corp.	41,632
1,383	Brunello Cucinelli SpA	62,675
4,693	Burberry Group plc	93,868
364	Calida Holding AG	15,543
408	Canada Goose Holdings, Inc.*	7,348
600	Canada Goose Holdings, Inc.*	10,825
2,481	Cie Financiere Richemont SA	264,258
35,102	Coats Group plc	26,601
485	Delta-Galil Industries, Ltd.	23,945
1,167	EssilorLuxottica SA	176,493
280	Fox Wizel, Ltd.	31,992
3,031	Gildan Activewear, Inc.	87,256

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,142	Gildan Activewear, Inc.	$32,867
400	Goldwin, Inc.	22,444
900	Gunze, Ltd.	24,426
189	Hermes International SA	213,488
2,296	Hugo Boss AG	121,250
1,500	Japan Wool Textile Co., Ltd. (The)	10,895
504	Kering	261,820
700	Kurabo Industries, Ltd.	10,026
1,705	LVMH Moet Hennessy Louis Vuitton SA	1,052,062
1,945	Moncler SpA	84,008
2,592	New Wave Group AB	34,530
5,000	Onward Holdings Co., Ltd.	9,369
12,688	Ovs SpA(a)	20,832
44,000	Pacific Textiles Holdings, Ltd.	17,618
2,544	Pandora A/S	160,791
5,300	Prada SpA	29,741
1,502	Puma SE	98,904
687	Salvatore Ferragamo SpA	10,657
2,100	Sankyo Seiko Co., Ltd.	9,836
500	Sanyo Shokai, Ltd.*	3,585
1,000	Seiren Co., Ltd.	14,897
17,500	Stella International Holdings, Ltd.	16,741
942	Swatch Group AG (The)	41,862
539	Swatch Group AG (The), Class B	127,919
2,999	Ted Baker plc*	2,775
60,000	Texwinca Holdings, Ltd.	11,328
404	Tod’s SpA*	12,665
3,200	Tsi Holdings Co., Ltd.	8,159
5,500	Unitika, Ltd.*	9,413
377	Van de Velde NV	13,614
2,000	Wacoal Holdings Corp.	31,632
33,514	Yue Yuen Industrial Holdings, Ltd.	43,696

		3,699,190

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG*	49,447
1,900	Aruhi Corp.	14,179
3,618	Deutsche Pfandbriefbank AG(a)	32,555
830	EQB, Inc.	34,277
1,100	Firm Capital Mortgage Investment Corp.	9,837
900	First National Financial Corp.	23,154
16,190	Genworth Mortgage Insurance AU	25,679
2,112	Home Capital Group, Inc.	39,975
3	Hypothekarbank Lenzburg AG	12,763
4,912	MyState, Ltd.	13,833
9,478	OSB Group plc	55,993
10,978	Paragon Banking Group plc	65,419
3,600	Timbercreek Financial Corp.	22,238

		399,349

Tobacco (0.7%):
12,168	British American Tobacco plc	521,401
18,912	Imperial Brands plc, Class A	422,630
10,800	Japan Tobacco, Inc.	186,832
3,118	Scandinavian Tobacco Group A/S(a)	61,116
7,177	Swedish Match AB	73,325

		1,265,304

Shares		Value
Common Stocks, continued
Trading Companies & Distributors (2.0%):
3,367	AddTech AB, Class B	$43,986
1,000	Alconix Corp.	9,464
1,271	Alligo AB, Class B	12,310
3,638	Ashtead Group plc	152,590
653	BayWa AG	28,943
2,058	Beijer Ref AB	28,188
1,271	Bergman & Beving AB	13,322
8,100	BOC Aviation, Ltd.(a)	68,248
313	Bossard Holding AG	60,650
2,847	Brenntag AG	185,269
1,375	Bufab AB	35,675
4,067	Bunzl plc	134,659
70,000	China Strategic Holdings, Ltd.*	334
500	Chori Co., Ltd.	7,209
400	Daiichi Jitsugyo Co., Ltd.	9,823
1,457	Diploma plc	39,512
4,000	Doman Building Materials Group, Ltd.	19,487
13,124	Electrocomponents plc	138,925
2,293	Ferguson plc	256,706
5,100	Finning International, Inc.	107,350
7,815	Grafton Group plc	73,931
1,700	Hanwa Co., Ltd.	35,683
700	Hardwoods Distribution, Inc.	15,371
15,263	Howden Joinery Group plc	112,671
1,085	IMCD NV	149,880
1,800	Inaba Denki Sangyo Co., Ltd.	35,391
1,800	Inabata & Co., Ltd.	29,422
2,319	Indutrade AB	42,370
12,500	Itochu Corp.	338,111
616	Jacquet Metals SA	10,620
500	Japan Pulp & Paper Co., Ltd.	14,065
700	Kamei Corp.	5,426
900	Kanaden Corp.	6,758
1,700	Kanamoto Co., Ltd.	24,137
3,100	Kanematsu Corp.	30,617
2,972	Kloeckner & Co. SE	22,659
7,500	Marubeni Corp.	67,712
1,500	Mitani Corp.	16,736
4,700	Mitsubishi Corp.	139,777
5,400	Mitsui & Co., Ltd.	119,265
1,271	Momentum Group AB*	7,459
3,600	MonotaRo Co., Ltd.	53,552
4,300	Nagase & Co., Ltd.	59,128
600	Nichiden Corp.	8,372
500	Nippon Steel Trading Corp.	18,771
1,200	Nishio Rent All Co., Ltd.	23,876
1,132	Oem International AB	7,243
700	Onoken Co., Ltd.	7,222
1,494	Reece, Ltd.	14,221
9,256	Rexel SA	142,501
1,992	Richelieu Hardware, Ltd.	52,129
1,404	Russel Metals, Inc.	28,385
207	Scope Metals Group, Ltd.	9,068
600	Senshu Electric Co., Ltd.	21,314
2,458	Seven Group Holdings, Ltd.	28,281
6,300	Sojitz Corp.	89,544
409	Solar A/S	34,962

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
17,864	Speedy Hire plc	$9,426
6,600	Sumitomo Corp.	90,282
117	Thermador Groupe	10,582
2,072	Toromont Industries, Ltd.	167,563
4,000	Toyota Tsushu Corp.	130,769
7,192	Travis Perkins plc	85,362
1,000	Trusco Nakayama Corp.	12,661
800	Wajax Corp.	12,500
2,700	Wakita & Co., Ltd.	23,796
2,700	Yamazen Corp.	19,757
800	Yuasa Trading Co., Ltd.	19,795

		3,831,773

Transportation Infrastructure (0.4%):
242	Aena SME SA*(a)	30,773
260	Aeroports de Paris*	33,119
874	Atlantia SpA	20,510
9,330	Atlas Arteria, Ltd.	51,853
8,117	Auckland International Airport, Ltd.*	36,338
671	Flughafen Zuerich AG*	101,529
1,124	Fraport AG*	48,880
2,198	Getlink SE	38,923
1,618	Hamburger Hafen und Logistik AG	22,899
182,200	Hutchison Port Holdings Trust	42,869
1,940	James Fisher & Sons plc*	6,875
400	Japan Airport Terminal Co., Ltd.*	15,967
2,600	Kamigumi Co., Ltd.	50,364
1,400	Mitsubishi Logistics Corp.	33,511
400	Nissin Corp.	4,682
5,399	Port of Tauranga, Ltd.	20,943
32,939	Qube Holdings, Ltd.	62,089
5,500	SATS, Ltd.*	15,460
2,100	Sumitomo Warehouse Co., Ltd. (The)	31,011
10,150	Transurban Group	100,776
1,941	Westshore Terminals Investment Corp.	48,186

		817,557

Water Utilities (0.1%):
4,740	Pennon Group plc	55,135
2,187	Severn Trent plc	72,408
45,000	Siic Environment Holdings, Ltd.	6,967
5,391	United Utilities Group plc	66,951

		201,461

Wireless Telecommunication Services (1.4%):
1,292	1&1 AG	24,382
14,353	Airtel Africa plc(a)	23,634
3,670	Cellcom Israel, Ltd.*	18,157
5,583	Freenet AG	138,471
88,000	Hutchison Telecommunications Holdings, Ltd.	16,833
15,000	KDDI Corp.	474,394
8,812	Millicom International Cellular SA, SDR*^	125,877
1,000	Okinawa Cellular Telephone Co.	39,888
1,324	Orange Belgium SA*	24,867
5,106	Partner Communications Co.*	36,429
1,708	Rogers Communications, Inc., Class B	81,813
1,900	Rogers Communications, Inc., Class B	91,058
35,000	Smartone Telecommunications Ho	18,473

Shares or Principal Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
9,900	Softbank Corp.	$109,896
19,200	SoftBank Group Corp.	742,119
21,800	StarHub, Ltd.	19,317
10,728	Tele2 AB	122,300
378,549	Vodafone Group plc	583,867

		2,691,775

Total Common Stocks (Cost $190,581,177)		191,687,726

Preferred Stocks (0.3%):
Automobiles (0.3%):
635	Bayerische Motoren Werke AG (BMW), 8.61%, 5/15/20	44,979
1,645	Porsche Automobil Holding SE, 4.06%, 5/20/20	108,798
2,865	Volkswagen AG, 5.93%, 5/8/20	382,523

		536,300

Household Products (0.0%†):
947	Henkel AG & Co. KGaA, 3.15%, 4/21/20	58,327

Total Preferred Stocks (Cost $755,196)		594,627

Rights (0.0%†):
Construction & Engineering (0.0%†):
2,002	Fomento de Construcciones y Contratas SA, Expires on 7/5/22*	719
21	Shikun & Binui, Ltd., Expires on 7/6/22*	125

		844

Energy Equipment & Services (0.0%†):
320	Saipem Spa RTS, Expires on 7/12/22*^	422

Independent Power and Renewable Electricity Producers (0.0%†):
501	Greenvolt-Energias Renovaveis SA, Expires on 7/5/22*	133

Interactive Media & Services (0.0%†):
642	carsales Com, Ltd., Expires on 7/14/22*	284

Oil, Gas & Consumable Fuels (0.0%†):
16,006	Cooper Energy, Ltd. RTS, Expires on 7/8/22*	—

Real Estate (0.0%†):
1,302	Immofinanz AG RTS, Expires on 1/2/23*	—

Total Rights (Cost $64,895)		1,683

Short-Term Security Held as Collateral for Securities on Loan (1.5%):
2,998,904	BlackRock Liquidity FedFund, Institutional Class , 0.19%(c)(d)	2,998,904

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,998,904)		2,998,904

Unaffiliated Investment Company (0.1%):
Money Markets (0.1%):
315,107	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(d)	315,107

Total Unaffiliated Investment Company (Cost $315,107)		315,107

Total Investment Securities (Cost $194,715,279) — 100.6%		195,598,047
Net other assets (liabilities) — (0.6)%		(1,258,437)

Net Assets — 100.0%		$194,253,017

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2022.

ADR—American Depository Receipt

NYS—New York Shares

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,698,081.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(d)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage
Australia	6.4%
Austria	0.5%
Belgium	1.2%
Bermuda	0.1%
Cambodia	— %†
Canada	11.5%
Cayman Islands	— %†
China	0.1%
Colombia	— %†
Denmark	2.3%
Egypt	— %†
European Community	— %†
Faroe Islands	— %†
Finland	1.5%
France	7.1%
Germany	6.5%
Hong Kong	2.5%
India	— %†
Ireland	1.0%
Isle of Man	0.1%
Israel	1.1%

Country	Percentage
Italy	2.0%
Japan	22.0%
Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.5%
Macau	— %†
Malta	— %†
Mexico	— %†
Netherlands	4.2%
New Zealand	0.4%
Norway	0.8%
Peru	— %†
Portugal	0.3%
Singapore	1.1%
Spain	2.4%
Sweden	2.7%
Switzerland	7.9%
United Arab Emirates	— %†
United Kingdom	12.0%
United States	1.8%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$194,715,279

Investment securities, at value(a)	$195,598,047
Cash	1,648
Interest and dividends receivable	311,899
Foreign currency, at value (cost $752,647)	753,714
Receivable for investments sold	281,001
Reclaims receivable	987,636
Prepaid expenses	632

Total Assets	197,934,577

Liabilities:
Payable for investments purchased	468,452
Payable for collateral received on loaned securities	2,998,904
Manager fees payable	125,436
Administration fees payable	28,873
Distribution fees payable	41,812
Custodian fees payable	5,372
Administrative and compliance services fees payable	134
Transfer agent fees payable	579
Trustee fees payable	1,158
Other accrued liabilities	10,840

Total Liabilities	3,681,560

Net Assets	$194,253,017

Net Assets Consist of:
Paid in capital	$162,520,508
Total distributable earnings	31,732,509

Net Assets	$194,253,017

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,163,311
Net Asset Value (offering and redemption price per share)	$10.14

(a)	Includes securities on loan of $2,698,081.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$5,314,279
Interest	1,428
Income from securities lending	16,251
Foreign withholding tax	(476,119)

Total Investment Income	4,855,839

Expenses:
Management fees	1,058,279
Administration fees	45,742
Distribution fees	278,494
Custodian fees	38,422
Administrative and compliance services fees	1,365
Transfer agent fees	2,728
Trustee fees	5,395
Professional fees	4,338
Shareholder reports	1,409
Other expenses	21,175

Total expenses	1,457,347
Less Management fees contractually waived	(222,797)

Net expenses	1,234,550

Net Investment Income/(Loss)	3,621,289

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	6,783,170
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(52,700,310)

Net realized and Change in net unrealized gains/losses on investments	(45,917,140)

Change in Net Assets Resulting From Operations	$(42,295,851)

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:

Operations:
Net investment income/(loss)	$3,621,289	$4,188,258
Net realized gains/(losses) on investments	6,783,170	18,358,301
Change in unrealized appreciation/depreciation on investments	(52,700,310)	10,554,923

Change in net assets resulting from operations	(42,295,851)	33,101,482

Distributions to Shareholders:
Distributions	—	(3,585,492)

Change in net assets resulting from distributions to shareholders	—	(3,585,492)

Capital Transactions:
Proceeds from shares issued	110,769	1,475,506
Proceeds from dividends reinvested	—	3,585,492
Value of shares redeemed	(15,380,347)	(47,818,960)

Change in net assets resulting from capital transactions	(15,269,578)	(42,757,962)

Change in net assets	(57,565,429)	(13,241,972)
Net Assets:
Beginning of period	251,818,446	265,060,418

End of period	$194,253,017	$251,818,446

Share Transactions:
Shares issued	9,962	120,615
Dividends reinvested	—	299,540
Shares redeemed	(1,286,163)	(3,943,848)

Change in shares	(1,276,201)	(3,523,693)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$12.32		$11.06	$10.58	$9.20	$11.46	$9.21

Investment Activities:
Net Investment Income/(Loss)	0.18	(a)	0.19 (a)	0.12 (a)	0.21 (a)	0.17	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	(2.36)		1.25	0.61	1.65	(2.16)	2.21

Total from Investment Activities	(2.18)		1.44	0.73	1.86	(1.99)	2.40

Distributions to Shareholders From:
Net Investment Income	—		(0.18)	(0.25)	(0.15)	(0.21)	(0.15)
Net Realized Gains	—		—	—	(0.33)	(0.06)	—

Total Dividends	—		(0.18)	(0.25)	(0.48)	(0.27)	(0.15)

Net Asset Value, End of Period	$10.14		$12.32	$11.06	$10.58	$9.20	$11.46

Total Return(b)	(17.69	)%(c)	13.05%	7.25%	20.72%	(17.65)%	26.09%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$194,253		$251,818	$265,060	$275,886	$253,044	$258,959
Net Investment Income/(Loss)(d)	3.25%		1.61%	1.29%	2.09%	1.63%	1.48%
Expenses Before Reductions(d)(e)	1.31%		1.31%	1.34%	1.33%	1.38%	1.41%
Expenses Net of Reductions(d)	1.11%		1.11%	1.14%	1.13%	1.18%	1.21%
Portfolio Turnover Rate	7	%(c)	7%	14%	6%	20%	4%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust,

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,608 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,998,904 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA International Core Equity Fund	0.95%	1.39%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.75% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$34,548,321	$157,135,266	$4,139	$191,687,726
Preferred Stocks+	—	594,627	—	594,627
Rights+	1,266	417	—	1,683
Short-Term Security Held as Collateral for Securities on Loan	2,998,904	—	—	2,998,904
Unaffiliated Investment Company	228,514	—	—	228,514

Total Investment Securities	$37,777,005	$157,730,310	$4,139	$195,511,454

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA International Core Equity Fund	$15,221,441	$27,674,699

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $199,636,211. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$74,166,982
Unrealized (depreciation)	(22,209,228)

Net unrealized appreciation/(depreciation)	$51,957,754

During the year ended December 31, 2021, the Fund utilized $973,492 in capital loss carry forwards (“CLCFs”) to offset capital gains.

As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA International Core Equity Fund	$3,585,492	$—	$3,585,492

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA International Core Equity Fund	$5,881,660	$16,176,251	$—	$51,970,449	$74,028,360

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of passive foreign investment companies, return of capital from underlying investments, straddles and other miscellaneous differences.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 30

Statement Regarding the Trust’s Liquidity Risk Management Program Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA U.S. Core Equity Fund	$1,000.00	$811.90	$3.73	0.83%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.68	$4.16	0.83%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	22.6%

Financials	13.8

Health Care	13.1

Industrials	11.8

Consumer Discretionary	10.7

Communication Services	7.6

Consumer Staples	6.5

Energy	5.9

Materials	4.4

Utilities	3.0

Real Estate	0.3

Total Common Stocks and Preferred Stocks	99.7

Rights	— †

Unaffiliated Investment Company	0.4

Short-Term Security Held as Collateral for Securities on Loan	0.4

Total Investment Securities	100.5

Net other assets (liabilities)	(0.5)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.6%):
1,210	AAR Corp.*	$50,626
2,468	Aerojet Rocketdyne Holdings, Inc.*	100,201
358	AeroVironment, Inc.*	29,428
712	Astronics Corp.*	7,241
415	Astronics Corp., Class B*	3,988
908	Axon Enterprise, Inc.*	84,598
3,878	Boeing Co. (The)*	530,200
2,720	BWX Technologies, Inc.	149,845
685	CPI Aerostructures, Inc.*	1,158
914	Curtiss-Wright Corp.	120,703
625	Ducommun, Inc.*	26,900
1,727	General Dynamics Corp.	382,099
569	HEICO Corp.	74,607
769	HEICO Corp., Class A	81,037
2,189	Hexcel Corp.	114,507
5,511	Howmet Aerospace, Inc.	173,321
904	Huntington Ingalls Industries, Inc.	196,909
2,947	Kratos Defense & Security Solutions, Inc.*	40,904
1,062	L3harris Technologies, Inc.	256,685
3,238	Lockheed Martin Corp.	1,392,211
1,378	Mercury Systems, Inc.*	88,647
913	Moog, Inc., Class A	72,483
343	National Presto Industries, Inc.	22,515
1,155	Northrop Grumman Corp.	552,748
953	Park Aerospace Corp., Class C	12,160
1,871	Parsons Corp.*	75,626
10,908	Raytheon Technologies Corp.	1,048,368
2,800	Textron, Inc.	170,996
521	TransDigm Group, Inc.*	279,605
337	Vectrus, Inc.*	11,276

		6,151,592

Air Freight & Logistics (0.8%):
2,159	Air Transport Services Group, Inc.*	62,028
464	Atlas Air Worldwide Holdings, Inc.*	28,634
2,301	C.H. Robinson Worldwide, Inc.	233,252
2,787	Expeditors International of Washington, Inc.	271,621
3,416	FedEx Corp.	774,441
619	Forward Air Corp.	56,923
1,805	GXO Logistics, Inc.*	78,102
766	Hub Group, Inc., Class A*	54,340
3,266	Radiant Logistics, Inc.*	24,234
8,651	United Parcel Service, Inc., Class B	1,579,154
2,834	XPO Logistics, Inc.*	136,486

		3,299,215

Airlines (0.3%):
2,670	Alaska Air Group, Inc.*	106,934
229	Allegiant Travel Co.*	25,898
9,299	American Airlines Group, Inc.*^	117,911
841	Copa Holdings SA, Class A*	53,294
9,886	Delta Air Lines, Inc.*	286,397
1,057	Hawaiian Holdings, Inc.*	15,126
9,359	JetBlue Airways Corp.*	78,335
1,602	SkyWest, Inc.*	34,042
5,986	Southwest Airlines Co.*	216,214
2,445	Spirit Airlines, Inc.*	58,289
3,464	United Airlines Holdings, Inc.*	122,695

		1,115,135

Shares		Value
Common Stocks, continued
Auto Components (0.4%):
2,780	Adient plc*	$82,371
4,269	American Axle & Manufacturing Holdings, Inc.*	32,145
1,883	Aptiv plc*	167,719
2,666	Autoliv, Inc.	190,806
6,004	BorgWarner, Inc.	200,353
1,256	Cooper-Standard Holdings, Inc.*	6,267
3,513	Dana, Inc.	49,428
687	Dorman Products, Inc.*	75,371
798	Fox Factory Holding Corp.*	64,271
6,025	Gentex Corp.	168,519
799	Gentherm, Inc.*	49,866
6,635	Goodyear Tire & Rubber Co. (The)*	71,061
1,365	Horizon Global Corp.*	2,225
578	LCI Industries	64,667
1,505	Lear Corp.	189,464
3,637	Modine Manufacturing Co.*	38,298
1,190	Motorcar Parts of America, Inc.*	15,613
856	Patrick Industries, Inc.	44,375
2,366	QuantumScape Corp.*^	20,324
616	Standard Motor Products, Inc.	27,714
587	Stoneridge, Inc.*	10,067
275	Strattec Security Corp.*	9,116
1,349	Tenneco, Inc.*	23,149
517	Visteon Corp.*	53,551

		1,656,740

Automobiles (1.2%):
31,520	Ford Motor Co.	350,818
19,415	General Motors Co.*	616,620
4,049	Harley-Davidson, Inc.	128,191
5,057	Tesla, Inc.*	3,405,485
1,289	Thor Industries, Inc.	96,327
729	Winnebago Industries, Inc.	35,400

		4,632,841

Banks (5.3%):
859	1st Source Corp.	38,999
504	ACNB Corp.	14,964
954	Allegiance Bancshares, Inc.	36,023
661	American National Bankshares, Inc.	22,877
1,776	Ameris Bancorp	71,360
704	Ames National Corp.	15,615
1,015	Arrow Financial Corp.	32,287
3,325	Associated Banc-Corp.	60,715
2,280	Atlantic Union Bankshares Corp.	77,338
2,056	Banc of California, Inc.	36,227
646	BancFirst Corp.	61,829
2,831	Bancorp, Inc. (The)*	55,261
52,973	Bank of America Corp.	1,649,049
1,028	Bank of Hawaii Corp.	76,483
724	Bank of Marin Bancorp	23,009
1,592	Bank of NT Butterfield & Son, Ltd. (The)	49,654
3,554	Bank OZK	133,382
2,950	BankUnited, Inc.	104,931
1,129	Banner Corp.	63,461
433	Bar Harbor Bankshares	11,197
842	BCB Bancorp, Inc.	14,339
1,898	Berkshire Hills Bancorp, Inc.	47,013

See accompanying notes to the financial statements.

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,565	BOK Financial Corp.	$118,283
2,707	Brookline Bancorp, Inc.	36,030
977	Byline BanCorp, Inc.	23,253
74	C&F Financial Corp.	3,402
4,719	Cadence Bank	110,802
843	Camden National Corp.	37,134
489	Capital City Bank Group, Inc.	13,638
2,132	Cathay General Bancorp	83,468
1,225	CBTX, Inc.	32,573
1,402	Central Pacific Financial Corp.	30,073
933	Central Valley Community Bancorp	13,528
377	Chemung Financial Corp.	17,719
14,399	Citigroup, Inc.	662,210
943	Citizens & Northern Corp.	22,792
7,241	Citizens Financial Group, Inc.	258,431
552	Citizens Holding Co.	10,102
365	City Holding Co.	29,156
938	Civista Bancshares, Inc.	19,942
735	CNB Financial Corp.	17,780
85	Codorus Valley Bancorp, Inc.	1,913
56	Colony Bankcorp, Inc.	845
2,267	Columbia Banking System, Inc.	64,950
3,274	Comerica, Inc.	240,246
3,042	Commerce Bancshares, Inc.	199,707
1,393	Community Bank System, Inc.	88,149
517	Community Trust Bancorp, Inc.	20,907
1,154	ConnectOne Bancorp, Inc.	28,215
1,311	Cullen/Frost Bankers, Inc.	152,666
1,643	Customers Bancorp, Inc.*	55,698
4,350	CVB Financial Corp.	107,923
1,876	Dime Community Bancshares, Inc.	55,623
1,065	Eagle Bancorp, Inc.	50,492
3,269	East West Bancorp, Inc.	211,831
4,884	Eastern Bankshares, Inc.	90,159
820	Enterprise Financial Services Corp.	34,030
682	Equity Bancshares, Inc.	19,887
312	Evans Bancorp, Inc.	10,605
8,341	F.N.B. Corp.	90,583
1,329	Farmers National Banc Corp.	19,935
1,408	FB Financial Corp.	55,222
9,314	Fifth Third Bancorp	312,950
1,053	Financial Institutions, Inc.	27,399
6,611	First BanCorp	85,348
814	First Bancorp, Inc. (The)	24,526
1,262	First Bancorp/Southern Pines NC	44,044
611	First Bancshares, Inc. (The)	17,475
1,378	First Busey Corp.	31,487
664	First Business Financial Services, Inc.	20,710
363	First Citizens BancShares, Inc., Class A	237,322
2,520	First Commonwealth Financial Corp.	33,818
512	First Community Bankshares	15,058
3,105	First Financial Bancorp	60,237
3,432	First Financial Bankshares, Inc.	134,775
536	First Financial Corp.	23,852
733	First Financial Northwest, Inc.	11,391
1,155	First Foundation, Inc.	23,654
1,512	First Hawaiian, Inc.	34,338

Shares		Value
Common Stocks, continued
Banks, continued
12,573	First Horizon Corp.	$274,846
3,226	First Interstate BancSystem, Inc., Class A	122,943
1,606	First Merchants Corp.	57,206
660	First Mid Bancshares, Inc.	23,542
1,573	First of Long Island Corp. (The)	27,575
1,741	First Republic Bank	251,052
2,253	Flushing Financial Corp.	47,899
5,044	Fulton Financial Corp.	72,886
769	German American Bancorp, Inc.	26,284
3,614	Glacier Bancorp, Inc.	171,376
397	Great Southern Bancorp, Inc.	23,248
2,782	Hancock Whitney Corp.	123,326
2,408	Hanmi Financial Corp.	54,036
1,642	HarborOne Bancorp, Inc.	22,643
45	Hawthorn Bancshares, Inc.	1,140
1,853	Heartland Financial USA, Inc.	76,974
1,197	Heritage Financial Corp.	30,117
2,010	Hertiage Commerce Corp.	21,487
2,750	Hilltop Holdings, Inc.	73,315
4,922	Home Bancshares, Inc.	102,230
484	Hometrust Bancshares, Inc.	12,100
4,470	Hope BanCorp, Inc.	61,865
1,071	Horizon Bancorp, Inc.	18,657
17,788	Huntington Bancshares, Inc.	213,990
1,236	Independent Bank Corp.	98,175
855	Independent Bank Corp.	16,484
1,169	Independent Bank Group, Inc.	79,387
1,836	International Bancshares Corp.	73,587
31,004	JPMorgan Chase & Co.	3,491,360
13,247	KeyCorp	228,246
1,465	Lakeland Bancorp, Inc.	21,418
582	Lakeland Financial Corp.	38,656
552	Landmark Bancorp, Inc.	13,988
712	LCNB Corp.	10,644
1,274	Live Oak Bancshares, Inc.	43,176
2,795	M&T Bank Corp.	445,495
2,571	Macatawa Bank Corp.	22,728
472	Mercantile Bank Corp.	15,080
241	Midland States BanCorp, Inc.	5,794
638	MidWestone Financial Group, Inc.	18,961
702	National Bank Holdings Corp.	26,866
514	National Bankshares, Inc.	16,140
1,264	NBT Bancorp, Inc.	47,514
373	Nicolet Bankshares, Inc.*	26,983
510	Northrim Bancorp, Inc.	20,533
511	Norwood Financial Corp.	12,397
2,292	OFG Bancorp	58,217
440	Ohio Valley Banc Corp.	13,279
9,356	Old National Bancorp	138,375
2,225	Old Second Bancorp, Inc.	29,770
550	Origin Bancorp, Inc.	21,340
638	Orrstown Financial Services, Inc.	15,420
2,518	Pacific Premier Bancorp, Inc.	73,626
2,447	PacWest Bancorp	65,237
467	Park National Corp.	56,624
1,165	Peapack-Gladstone Financial Corp.	34,600
546	Penns Woods Bancorp, Inc.	12,607

See accompanying notes to the financial statements.

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
608	Peoples Bancorp of North Carolina, Inc.	$16,513
1,117	Peoples Bancorp, Inc.	29,712
1,752	Pinnacle Financial Partners, Inc.	126,687
3,044	PNC Financial Services Group, Inc. (The)	480,252
1,986	Popular, Inc.	152,783
432	Preferred Bank Los Angeles	29,385
707	Primis Financial Corp.	9,636
2,191	Prosperity Bancshares, Inc.	149,580
606	QCR Holdings, Inc.	32,718
487	Rbb BanCorp	10,066
13,669	Regions Financial Corp.	256,294
1,373	Renasant Corp.	39,556
917	Republic Bancorp, Inc., Class A	44,245
869	S&T Bancorp, Inc.	23,837
148	Salisbury Bancorp, Inc.	6,989
1,366	Sandy Spring Bancorp, Inc.	53,370
1,366	Seacoast Banking Corp of Florida	45,133
1,110	ServisFirst Bancshares, Inc.	87,601
1,113	Shore Bancshares, Inc.	20,590
1,028	Sierra Bancorp	22,338
784	Signature Bank	140,501
3,102	Simmons First National Corp., Class A	65,949
950	Southside Bancshares, Inc.	35,549
1,770	SouthState Corp.	136,555
527	Stock Yards Bancorp, Inc.	31,525
557	Summit Financial Group, Inc.	15,473
702	SVB Financial Group*	277,283
3,723	Synovus Financial Corp.	134,214
1,633	Texas Capital Bancshares, Inc.*	85,961
490	Tompkins Financial Corp.	35,329
2,209	TowneBank	59,974
820	TriCo Bancshares	37,425
1,001	Triumph BanCorp, Inc.*	62,623
9,462	Truist Financial Corp.	448,783
1,695	Trustmark Corp.	49,477
14,586	U.S. Bancorp	671,248
1,375	UMB Financial Corp.	118,388
6,312	Umpqua Holdings Corp.	105,852
3,681	United Bankshares, Inc.	129,093
1,942	United Community Banks, Inc.	58,629
1,190	United Security Bancshares	9,068
42	Unity Bancorp, Inc.	1,112
850	Univest Financial Corp.	21,624
9,343	Valley National Bancorp	97,261
690	Veritex Holdings, Inc.	20,189
501	Washington Trust Bancorp	24,233
4,942	Webster Financial Corp.	208,305
31,628	Wells Fargo & Co.	1,238,869
1,645	WesBanco, Inc.	52,163
1,062	West BanCorp, Inc.	25,849
685	Westamerica BanCorp	38,127
2,129	Western Alliance Bancorp	150,307
1,524	Wintrust Financial Corp.	122,149
3,716	Zions Bancorp	189,144

		20,713,259

Beverages (1.5%):
145	Boston Beer Co., Inc. (The), Class A*	43,931
1,105	Brown-Forman Corp., Class A	74,742

Shares		Value
Common Stocks, continued
Beverages, continued
3,136	Brown-Forman Corp., Class B	$220,022
374	Celsius Holdings, Inc.*	24,407
29,204	Coca-Cola Co. (The)	1,837,224
179	Coca-Cola Consolidated, Inc.	100,938
919	Constellation Brands, Inc., Class C	214,182
4,758	Keurig Dr Pepper, Inc.	168,385
615	MGP Ingredients, Inc.	61,555
3,243	Molson Coors Brewing Co., Class B	176,776
2,382	Monster Beverage Corp.*	220,811
1,621	National Beverage Corp.	79,332
15,698	PepsiCo, Inc.	2,616,229

		5,838,534

Biotechnology (2.5%):
18,635	AbbVie, Inc.	2,854,137
2,144	ACADIA Pharmaceuticals, Inc.*	30,209
3,964	Adverum Biotechnologies, Inc.*	4,757
436	Agios Pharmaceuticals, Inc.*	9,666
7,184	Akebia Therapeutics, Inc.*	2,537
1,908	Alector, Inc.*	19,385
1,012	Alkermes plc*	30,147
2,313	Allogene Therapeutics, Inc.*	26,368
471	Alnylam Pharmaceuticals, Inc.*	68,695
4,988	Amgen, Inc.	1,213,580
955	AnaptysBio, Inc.*	19,387
990	Arcus Biosciences, Inc.*	25,087
1,907	Atara Biotherapeutics, Inc.*	14,856
1,428	Biogen, Inc.*	291,226
835	Biohaven Pharmaceutical Holding Co., Ltd.*	121,668
2,087	BioMarin Pharmaceutical, Inc.*	172,950
1,469	Bluebird Bio, Inc.*	6,082
1,208	Blueprint Medicines Corp.*	61,016
723	CareDx, Inc.*	15,530
1,101	Celldex Therapeutics, Inc.*	29,683
718	Concert Pharmaceuticals, Inc.*	3,023
906	CRISPR Therapeutics AG*	55,058
1,534	Denali Therapeutics, Inc.*	45,146
233	Eagle Pharmaceuticals, Inc.*	10,352
1,370	Editas Medicine, Inc.*	16,207
1,656	Emergent BioSolutions, Inc.*	51,402
585	Enanta Pharmaceuticals, Inc.*	27,653
1,700	Exact Sciences Corp.*	66,963
6,966	Exelixis, Inc.*	145,032
567	Fate Therapeutics, Inc.*^	14,050
522	Fibrogen, Inc.*	5,512
1,432	G1 Therapeutics, Inc.*^	7,074
14,500	Gilead Sciences, Inc.	896,245
852	Global Blood Therapeutics, Inc.*	27,221
2,867	Halozyme Therapeutics, Inc.*	126,148
1,961	Incyte Corp.*	148,977
961	Intellia Therapeutics, Inc.*	49,741
1,964	Ionis Pharmaceuticals, Inc.*	72,707
2,315	Iovance Biotherapeutics, Inc.*	25,558
2,568	Ironwood Pharmaceuticals, Inc.*	29,609
275	Karuna Therapeutics, Inc.*	34,790
200	Kodiak Sciences, Inc.*	1,528
1,263	Kura Oncology, Inc.*	23,151
757	Kymera Therapeutics, Inc.*^	14,905

See accompanying notes to the financial statements.

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
340	Ligand Pharmaceuticals, Inc.*	$30,335
1,449	Macrogenics, Inc.*	4,275
194	Madrigal Pharmaceuticals, Inc.*	13,887
710	Mirati Therapeutics, Inc.*	47,662
4,559	Moderna, Inc.*	651,253
2,351	Myriad Genetics, Inc.*	42,718
715	Neurocrine Biosciences, Inc.*	69,698
10,235	OPKO Health, Inc.*	25,895
9,565	PDL BioPharma, Inc.*(a)	23,243
1,720	Prothena Corp. plc*	46,698
1,210	Regeneron Pharmaceuticals, Inc.*	715,267
895	REGENXBIO, Inc.*	22,107
440	Repligen Corp.*	71,456
1,053	Rhythm Pharmaceuticals, Inc.*^	4,370
1,042	Rocket Pharmaceuticals, Inc.*	14,338
1,793	Sage Therapeutics, Inc.*	57,914
2,916	Sangamo Therapeutics, Inc.*	12,072
660	Sarepta Therapeutics, Inc.*	49,474
1,210	Seagen, Inc.*	214,097
2,126	Spectrum Pharmaceuticals, Inc.*	1,658
602	SpringWorks Therapeutics, Inc.*	14,821
874	Travere Therapeutics, Inc.*	21,177
1,104	Ultragenyx Pharmaceutical, Inc.*	65,865
882	United Therapeutics Corp.*	207,834
1,179	Vanda Pharmaceuticals, Inc.*	12,851
1,880	Vertex Pharmaceuticals, Inc.*	529,765
1,246	Xencor, Inc.*	34,103

		9,919,851

Building Products (0.8%):
2,754	A O Smith Corp.	150,589
1,062	AAON, Inc.	58,155
1,573	Advanced Drainage Systems, Inc.	141,680
1,795	Allegion plc	175,730
515	American Woodmark Corp.*	23,180
1,085	Apogee Enterprises, Inc.	42,554
1,537	Armstrong World Industries, Inc.	115,214
3,106	AZEK Co., Inc. (The)*	51,994
4,473	Builders FirstSource, Inc.*	240,200
8,116	Carrier Global Corp.	289,417
3,362	Cornerstone Building Brands, Inc.*	82,335
547	Csw Industrials, Inc.	56,357
2,444	Fortune Brands Home & Security, Inc.	146,347
715	Gibraltar Industries, Inc.*	27,706
1,993	Griffon Corp.	55,864
1,209	Insteel Industries, Inc.	40,707
2,135	JELD-WEN Holding, Inc.*	31,150
3,721	Johnson Controls International plc	178,161
617	Lennox International, Inc.	127,466
2,484	Masco Corp.	125,690
681	Masonite International Corp.*	52,321
2,995	Owens Corning	222,558
1,379	PGT Innovations, Inc.*	22,947
1,160	Quanex Building Products Corp.	26,390
3,728	Resideo Technologies, Inc.*	72,398
1,119	Simpson Manufacturing Co., Inc.	112,583
1,488	Trane Technologies plc	193,247
1,485	Trex Co., Inc.*	80,814

Shares		Value
Common Stocks, continued
Building Products, continued
1,914	UFP Industries, Inc.	$130,420
2,409	Zurn Water Solutions Corp.	65,621

		3,139,795

Capital Markets (2.8%):
837	Affiliated Managers Group, Inc.	97,594
1,953	Ameriprise Financial, Inc.	464,189
1,834	Ares Management Corp., Class A	104,281
1,585	Artisan Partners Asset Management, Inc., Class A	56,378
734	B Riley Financial, Inc.	31,012
6,009	Bank of New York Mellon Corp. (The)	250,635
9,837	BGC Partners, Inc., Class A	33,151
1,088	BlackRock, Inc., Class A	662,636
4,929	Blackstone, Inc., Class A	449,673
2,377	Blucora, Inc.*	43,879
902	Brightsphere Investment Group, Inc.	16,245
1,257	Cboe Global Markets, Inc.	142,280
7,675	Charles Schwab Corp. (The)	484,907
1,955	CME Group, Inc.	400,189
1,396	Cohen & Steers, Inc.	88,772
190	Diamond Hill Investment Group	32,992
1,791	Donnelley Financial Solutions, Inc.*	52,458
475	FactSet Research Systems, Inc.	182,671
3,404	Federated Hermes, Inc., Class B	108,213
5,820	Franklin Resources, Inc.	135,664
388	GAMCO Investors, Inc., Class A	8,109
3,511	Goldman Sachs Group, Inc. (The)	1,042,837
255	Greenhill & Co., Inc.	2,351
569	Hamilton Lane, Inc.	38,225
211	Hennessy Advisors, Inc.	2,203
1,585	Houlihan Lokey, Inc.	125,104
693	Interactive Brokers Group, Inc., Class A	38,122
2,995	Intercontinental Exchange, Inc.	281,650
9,972	Invesco, Ltd.	160,848
4,134	Janus Henderson Group plc	97,190
4,821	KKR & Co., Inc., Class A	223,164
2,997	Lazard, Ltd., Class A^	97,133
1,018	LPL Financial Holdings, Inc.	187,801
337	MarketAxess Holdings, Inc.	86,275
1,075	Moelis & Co., Class A	42,301
1,496	Moody’s Corp.	406,867
13,808	Morgan Stanley	1,050,236
806	Morningstar, Inc.	194,915
583	MSCI, Inc.	240,283
2,070	Nasdaq, Inc.	315,758
2,692	Northern Trust Corp.	259,724
365	Oppenheimer Holdings, Inc., Class A	12,060
613	Piper Sandler Cos.	69,490
394	PJT Partners, Inc.	27,690
1,113	Pzena Investment Management, Inc.	7,335
2,737	Raymond James Financial, Inc.	244,715
2,264	S&P Global, Inc.	763,104
3,335	SEI Investments Co.	180,157
660	Silvercrest Asset Management Group, Inc., Class A	10,831
4,353	State Street Corp.	268,362
2,748	Stifel Financial Corp.	153,943
597	StoneX Group, Inc.*	46,608
3,338	T. Rowe Price Group, Inc.	379,230

See accompanying notes to the financial statements.

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
800	Tradeweb Markets, Inc., Class A	$54,600
2,529	Virtu Financial, Inc., Class A	59,204
154	Virtus Investment Partners, Inc.	26,337
425	Westwood Holdings, Inc.	5,865
3,476	WisdomTree Investments, Inc.	17,623

		11,066,069

Chemicals (2.4%):
1,366	AdvanSix, Inc.	45,679
1,576	Air Products & Chemicals, Inc.	378,996
1,129	Albemarle Corp.	235,938
1,157	American Vanguard Corp.	25,859
1,489	Ashland Global Holdings, Inc.	153,441
2,333	Avient Corp.	93,507
6,953	Axalta Coating Systems, Ltd.*	153,731
838	Balchem Corp.	108,722
1,642	Cabot Corp.	104,743
2,236	Celanese Corp.	262,976
3,882	CF Industries Holdings, Inc.	332,804
328	Chase Corp.	25,522
4,033	Chemours Co. (The)	129,137
578	Core Molding Technologies, Inc.*	5,312
8,592	Corteva, Inc.	465,171
8,803	Dow, Inc.	454,323
5,587	DuPont de Nemours, Inc.	310,525
1,680	Eastman Chemical Co.	150,814
1,417	Ecolab, Inc.	217,878
1,630	Ecovyst, Inc.	16,055
7,787	Element Solutions, Inc.	138,609
1,613	FMC Corp.	172,607
3,222	Futurefuel Corp.	23,456
1,709	GCP Applied Technologies, Inc.*	53,458
1,438	H.B. Fuller Co.	86,582
5,566	Huntsman Corp.	157,796
962	Ingevity Corp.*	60,741
571	Innospec, Inc.	54,696
2,916	International Flavors & Fragrances, Inc.	347,354
1,498	Intrepid Potash, Inc.*	67,844
783	Koppers Holdings, Inc.	17,727
2,011	Kronos Worldwide, Inc.	37,002
3,686	Linde plc	1,059,836
2,160	Livent Corp.*	49,010
1,603	LSB Industries, Inc.*	22,218
7,530	LyondellBasell Industries NV, Class A	658,574
971	Minerals Technologies, Inc.	59,561
7,687	Mosaic Co. (The)	363,057
301	NewMarket Corp.	90,589
4,819	Olin Corp.	223,023
2,364	Orion Engineered Carbons SA	36,713
3,040	PPG Industries, Inc.	347,594
117	Quaker Chemical Corp.	17,494
3,631	Rayonier Advanced Materials, Inc.*	9,513
2,581	RPM International, Inc.	203,176
1,131	Scotts Miracle-Gro Co. (The)	89,338
1,042	Sensient Technologies Corp.	83,944
2,297	Sherwin-Williams Co. (The)	514,321
569	Stepan Co.	57,668
1,070	Tredegar Corp.	10,700

Shares		Value
Common Stocks, continued
Chemicals, continued
1,279	Trinseo PLC	$49,190
4,906	Tronox Holdings plc, Class A	82,421
2,580	Valvoline, Inc.	74,381
4,276	Venator Materials plc*	8,894
2,150	Westlake Corp.	210,743

		9,210,963

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	83,062
2,927	ACCO Brands Corp.	19,113
11,570	ADT, Inc.	71,156
1,067	Brady Corp., Class A	50,405
844	Brink’s Co. (The)	51,239
1,028	Casella Waste Systems, Inc.*	74,715
2,003	CECO Environmental Corp.*	11,978
518	Cimpress plc*	20,150
843	Cintas Corp.	314,886
433	Civeo Corp.*	11,202
1,494	Clean Harbors, Inc.*	130,979
3,043	Copart, Inc.*	330,652
859	Deluxe Corp.	18,615
1,613	Ennis, Inc.	32,631
2,148	Healthcare Services Group, Inc.	37,397
1,042	Heritage-Crystal Clean, Inc.*	28,092
1,467	HNI Corp.	50,890
2,623	IAA, Inc.*	85,956
2,041	Interface, Inc.	25,594
5,118	KAR Auction Services, Inc.*	75,593
2,829	Kimball International, Inc., Class B	21,698
919	Matthews International Corp., Class A	26,348
730	McGrath Rentcorp	55,480
1,866	MillerKnoll, Inc.	49,020
763	MSA Safety, Inc.	92,376
1,552	NL Industries, Inc.	15,318
4,238	Pitney Bowes, Inc.	15,342
2,606	Quad Graphics, Inc.*	7,167
2,027	Republic Services, Inc.	265,274
4,253	Rollins, Inc.	148,515
503	SP Plus Corp.*	15,452
2,563	Steelcase, Inc., Class A	27,501
2,286	Stericycle, Inc.*	100,241
1,534	Team, Inc.*	1,140
1,039	Tetra Tech, Inc.	141,875
542	UniFirst Corp.	93,322
1,003	Viad Corp.*	27,693
824	Vse Corp.	30,966
4,883	Waste Management, Inc.	747,001

		3,406,034

Communications Equipment (0.8%):
1,069	ADTRAN, Inc.	18,740
752	Applied Optoelectronics, Inc.*	1,166
2,864	Arista Networks, Inc.*	268,471
1,829	CalAmp Corp.*	7,627
644	Calix, Inc.*	21,986
2,888	Ciena Corp.*	131,982
32,180	Cisco Systems, Inc.	1,372,155
6,102	CommScope Holding Co., Inc.*	37,344

See accompanying notes to the financial statements.

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Communications Equipment, continued
756	Comtech Telecommunications Corp.	$6,857
1,262	Digi International, Inc.*	30,566
1,189	EMCORE Corp.*	3,650
868	F5, Inc.*	132,839
2,194	Harmonic, Inc.*	19,022
2,944	Infinera Corp.*	15,780
441	InterDigital, Inc.	26,813
5,828	Juniper Networks, Inc.	166,098
909	KVH Industries, Inc.*	7,908
1,533	Lumentum Holdings, Inc.*	121,751
1,630	Motorola Solutions, Inc.	341,648
1,010	NETGEAR, Inc.*	18,705
1,838	NetScout Systems, Inc.*	62,216
3,679	Ribbon Communications, Inc.*	11,184
2,004	ViaSat, Inc.*	61,382
4,098	Viavi Solutions, Inc.*	54,217

		2,940,107

Construction & Engineering (0.4%):
3,257	AECOM	212,422
673	Ameresco, Inc., Class A*	30,662
1,062	Arcosa, Inc.	49,309
455	Argan, Inc.	16,981
1,049	Comfort Systems USA, Inc.	87,224
1,213	Construction Partners, Inc., Class A*	25,400
710	Dycom Industries, Inc.*	66,058
1,291	EMCOR Group, Inc.	132,921
2,848	Fluor Corp.*	69,320
1,277	Granite Construction, Inc.	37,212
2,266	Great Lakes Dredge & Dock Corp.*	29,707
656	IES Holdings, Inc.*	19,792
1,682	MasTec, Inc.*	120,532
1,750	Matrix Service Co.*	8,855
487	MYR Group, Inc.*	42,919
346	NV5 Global, Inc.*	40,392
2,101	Orion Group Holdings, Inc.*	4,790
2,465	Primoris Services Corp.	53,638
1,798	Quanta Services, Inc.	225,361
1,648	Tutor Perini Corp.*	14,470
568	Valmont Industries, Inc.	127,590
4,673	WillScot Mobile Mini Holdings Corp.*	151,499

		1,567,054

Construction Materials (0.2%):
961	Eagle Materials, Inc.	105,652
754	Martin Marietta Materials, Inc.	225,627
3,273	Summit Materials, Inc., Class A*	76,228
131	U.S. Lime & Minerals, Inc.	13,834
1,485	Vulcan Materials Co.	211,019

		632,360

Consumer Finance (1.0%):
6,825	Ally Financial, Inc.	228,706
5,736	American Express Co.	795,124
6,226	Capital One Financial Corp.	648,687
1,912	Consumer Portfolio Services, Inc.*	19,598
490	Credit Acceptance Corp.*	231,971
6,177	Discover Financial Services	584,221
950	Encore Capital Group, Inc.*	54,881

Shares		Value
Common Stocks, continued
Consumer Finance, continued
1,657	Enova International, Inc.*	$47,755
3,948	EZCORP, Inc., Class A*	29,649
1,170	FirstCash Holdings, Inc.	81,327
1,425	Green Dot Corp., Class A*	35,782
5,431	LendingClub Corp.*	63,488
5,938	Navient Corp.	83,073
543	Nelnet, Inc., Class A	46,291
750	Nicholas Financial, Inc.*	6,990
4,313	OneMain Holdings, Inc.	161,220
1,392	PRA Group, Inc.*	50,613
2,187	PROG Holdings, Inc.*	36,085
568	Regional Mgmt Corp.	21,226
10,574	SLM Corp.	168,550
12,153	Synchrony Financial	335,666
237	World Acceptance Corp.*	26,601

		3,757,504

Containers & Packaging (0.8%):
21,700	Amcor plc	269,731
1,523	AptarGroup, Inc.	157,189
1,735	Avery Dennison Corp.	280,844
3,835	Ball Corp.	263,733
4,390	Berry Global Group, Inc.*	239,870
2,418	Crown Holdings, Inc.	222,867
10,400	Graphic Packaging Holding Co.	213,200
930	Greif, Inc., Class A	58,013
710	Greif, Inc., Class B	44,226
5,221	International Paper Co.	218,394
1,253	Myers Industries, Inc.	28,481
5,063	O-I Glass, Inc.*	70,882
1,879	Packaging Corp. of America	258,363
2,082	Sealed Air Corp.	120,173
3,830	Silgan Holdings, Inc.	158,370
2,780	Sonoco Products Co.	158,571
1,022	TriMas Corp.	28,299
538	UFP Technologies, Inc.*	42,809
3,552	Westrock Co.	141,512

		2,975,527

Distributors (0.2%):
1,267	Funko, Inc., Class A*	28,279
1,853	Genuine Parts Co.	246,449
3,391	LKQ Corp.	166,464
490	Pool Corp.	172,103
811	Weyco Group, Inc.	19,829

		633,124

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	44,927
541	American Public Education, Inc.*	8,743
927	Bright Horizons Family Solutions, Inc.*	78,350
418	Carriage Services, Inc.	16,574
1,372	Chegg, Inc.*	25,766
1,826	Frontdoor, Inc.*	43,970
112	Graham Holdings Co., Class B	63,486
875	Grand Canyon Education, Inc.*	82,416
3,465	H&R Block, Inc.	122,384
3,406	Laureate Education, Inc.	39,407
2,522	Perdoceo Education Corp.*	29,709
3,783	Service Corp. International	261,481

See accompanying notes to the financial statements.

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
825	Strategic Education, Inc.	$58,228
1,002	Stride, Inc.*	40,872
3,452	Terminix Global Holdings, Inc.*	140,324
1,696	Universal Technical Institute, Inc.*	12,092
1,419	WW International, Inc.*	9,067

		1,077,796

Diversified Financial Services (1.2%):
6,558	Apollo Global Management, Inc.	317,932
13,439	Berkshire Hathaway, Inc., Class B*	3,669,116
2,704	Cannae Holdings, Inc.*	52,295
9,685	Equitable Holdings, Inc.	252,488
5,286	Jefferies Financial Group, Inc.	145,999
2,777	Voya Financial, Inc.^	165,315

		4,603,145

Diversified Telecommunication Services (1.2%):
398	Anterix, Inc.*	16,346
75,599	AT&T, Inc.	1,584,555
461	ATN International, Inc.	21,626
857	Cogent Communications Holdings, Inc.	52,071
4,558	Consolidated Communications Holdings, Inc.*	31,906
1,548	EchoStar Corp., Class A*	29,876
1,080	IDT Corp.*	27,162
3,009	Iridium Communications, Inc.*	113,018
26,553	Lumen Technologies, Inc.	289,693
143	Telesat Corp.*	1,597
48,734	Verizon Communications, Inc.	2,473,251

		4,641,101

Electric Utilities (1.6%):
925	ALLETE, Inc.	54,371
2,285	Alliant Energy Corp.	133,924
3,720	American Electric Power Co., Inc.	356,897
1,163	Avangrid, Inc.	53,638
2,343	Constellation Energy Corp.	134,160
5,521	Duke Energy Corp.	591,906
3,306	Edison International	209,071
2,041	Entergy Corp.	229,898
2,102	Evergy, Inc.	137,156
3,330	Eversource Energy	281,285
7,030	Exelon Corp.	318,600
5,033	FirstEnergy Corp.	193,217
1,272	Genie Energy, Ltd., Class B	11,652
2,581	Hawaiian Electric Industries, Inc.	105,563
1,176	IDACORP, Inc.	124,562
734	MGE Energy, Inc.	57,127
13,851	NextEra Energy, Inc.	1,072,898
6,930	NRG Energy, Inc.	264,518
3,897	OGE Energy Corp.	150,268
737	Otter Tail Corp.	49,475
16,446	PG&E Corp.*	164,131
1,787	Pinnacle West Capital Corp.	130,665
2,255	PNM Resources, Inc.	107,744
2,036	Portland General Electric Co.	98,400
7,492	PPL Corp.	203,258
7,460	Southern Co. (The)	531,973
5,193	Xcel Energy, Inc.	367,457

		6,133,814

Shares		Value
Common Stocks, continued
Electrical Equipment (0.7%):
888	Acuity Brands, Inc.	$136,788
424	Allied Motion Technologies, Inc.	9,684
2,727	AMETEK, Inc.	299,670
1,155	Atkore, Inc.*	95,877
394	AZZ, Inc.	16,083
2,912	Eaton Corp. plc	366,883
5,095	Emerson Electric Co.	405,256
823	Encore Wire Corp.	85,526
1,180	EnerSys	69,573
736	Generac Holdings, Inc.*	154,987
5,506	GrafTech International, Ltd.	38,927
1,280	Hubbell, Inc.	228,582
1,831	LSI Industries, Inc.	11,297
3,947	nVent Electric plc	123,660
79	Pineapple Holdings, Inc.	185
5,002	Plug Power, Inc.*^	82,883
606	Powell Industries, Inc.	14,162
400	Preformed Line Products Co.	24,600
1,374	Regal Rexnord Corp.	155,976
1,364	Rockwell Automation, Inc.	271,859
3,842	Sensata Technologies Holding plc	158,713
4,144	Sunrun, Inc.*	96,804
1,298	Thermon Group Holdings, Inc.*	18,237
742	Tpi Composites, Inc.*	9,275
348	Vicor Corp.*	19,046

		2,894,533

Electronic Equipment, Instruments & Components (1.3%):
4,881	Amphenol Corp., Class A	314,239
2,582	Arlo Technologies, Inc.*	16,189
1,826	Arrow Electronics, Inc.*	204,676
2,249	Avnet, Inc.	96,437
724	Badger Meter, Inc.	58,564
550	Bel Fuse, Inc., Class B	8,558
1,417	Belden, Inc.	75,484
1,054	Benchmark Electronics, Inc.	23,778
1,649	CDW Corp.	259,816
1,600	Cognex Corp.	68,032
687	Coherent, Inc.*	182,893
10,530	Corning, Inc.	331,800
1,576	CTS Corp.	53,663
2,838	Daktronics, Inc.*	8,542
1,561	Dolby Laboratories, Inc., Class A	111,705
784	ePlus, Inc.*	41,646
839	Fabrinet*	68,043
392	FARO Technologies, Inc.*	12,085
15,072	Flex, Ltd.*	218,092
640	Frequency Electronics, Inc.*	4,672
1,346	II-VI, Inc.*^	68,579
1,048	Insight Enterprises, Inc.*	90,421
959	IPG Photonics Corp.*	90,271
1,060	Itron, Inc.*	52,396
4,868	Jabil, Inc.	249,290
2,430	Keysight Technologies, Inc.*	334,976
1,603	Kimball Electronics, Inc.*	32,220
2,737	Knowles Corp.*	47,432
546	Littlelfuse, Inc.	138,706
790	Methode Electronics, Inc., Class A	29,262

See accompanying notes to the financial statements.

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,559	National Instruments Corp.	$79,918
702	Novanta, Inc.*	85,132
594	OSI Systems, Inc.*	50,751
621	PC Connection, Inc.	27,355
800	Plexus Corp.*	62,800
438	Rogers Corp.*	114,795
1,757	Sanmina Corp.*	71,563
738	ScanSource, Inc.*	22,981
1,795	TD SYNNEX Corp.	163,525
2,600	TE Connectivity, Ltd.	294,190
458	Teledyne Technologies, Inc.*	171,800
2,694	Trimble, Inc.*	156,872
3,068	TTM Technologies, Inc.*	38,350
3,363	Vishay Intertechnology, Inc.	59,929
2,080	Vontier Corp.	47,819
630	Zebra Technologies Corp., Class A*	185,189

		4,925,436

Energy Equipment & Services (0.6%):
4,779	Archrock, Inc.	39,522
10,629	Baker Hughes Co.	306,859
519	Bristow Group, Inc.*	12,145
562	Cactus, Inc., Class A	22,632
5,397	ChampionX Corp.	107,130
711	Core Laboratories NV	14,085
562	DMC Global, Inc.*	10,133
1,028	Dril-Quip, Inc.*	26,522
1,095	Expro Group Holdings NV*	12,614
2,010	Exterran Corp.*	8,643
306	Forum Energy Technologies, Inc.*	6,004
760	Geospace Technologies Corp.*	3,602
1,086	Gulf Island Fabrication, Inc.*	3,638
11,703	Halliburton Co.	367,006
4,336	Helix Energy Solutions Group, Inc.*	13,442
2,727	Helmerich & Payne, Inc.	117,425
2,181	Liberty Oilfield Services, Inc., Class A*	27,829
1,436	Mammoth Energy Services, Inc.*	3,159
359	Nabors Industries, Ltd.*	48,070
935	Natural Gas Services Group*	10,285
4,799	Newpark Resources, Inc.*	14,829
8,513	NexTier Oilfield Solutions, Inc.*	80,959
900	Noble Corp.*	22,815
8,395	NOV, Inc.	141,959
3,444	Oceaneering International, Inc.*	36,782
3,066	Oil States International, Inc.*	16,618
6,531	Patterson-UTI Energy, Inc.	102,928
2,684	Propetro Holding Corp.*	26,840
4,475	RPC, Inc.*	30,922
11,293	Schlumberger, Ltd.	403,838
493	SEACOR Marine Holdings, Inc.*	2,840
3,974	Select Energy Services, Inc.*	27,103
13,590	TechnipFMC plc*	91,461
4,086	TETRA Technologies, Inc.*	16,589
2,510	Tidewater, Inc.*	52,936
14,584	Transocean, Ltd.*	48,565
4,546	U.S. Silica Holdings, Inc.*	51,915
780	Weatherford International plc*	16,513

		2,347,157

Shares		Value
Common Stocks, continued
Entertainment (1.0%):
5,649	Activision Blizzard, Inc.	$439,831
2,561	Cinemark Holdings, Inc.*	38,466
2,633	Electronic Arts, Inc.	320,305
873	Endeavor Group Holdings, Inc.*	17,949
1,045	Imax Corp.*	17,650
247	Liberty Media Corp.-Liberty Braves, Class A*	6,212
527	Liberty Media Corp.-Liberty Braves, Class C*	12,648
619	Liberty Media Corp-Liberty Formula One, Class A*	35,883
4,474	Liberty Media Corp-Liberty Formula One, Class C*	283,965
2,111	Lions Gate Entertainment Corp., Class A*	19,653
2,411	Lions Gate Entertainment Corp., Class B*	21,289
2,071	Live Nation Entertainment, Inc.*	171,023
894	Madison Square Garden Entertainment Corp.*	47,042
369	Madison Square Garden Sports Corp., Class A*	55,719
1,459	Marcus Corp.*	21,550
3,160	Netflix, Inc.*	552,589
3,472	Playtika Holding Corp.*	45,969
1,419	Reading International, Inc., Class A*	5,123
598	ROBLOX Corp., Class A*	19,650
454	Roku, Inc.*	37,292
823	Spotify Technology SA*	77,222
2,281	Take-Two Interactive Software, Inc.*	279,491
10,345	Walt Disney Co. (The)*	976,568
26,487	Warner Bros Discovery, Inc.*	355,456
1,420	Warner Music Group Corp.	34,591
1,208	World Wrestling Entertainment, Inc., Class A	75,488

		3,968,624

Food & Staples Retailing (1.5%):
1,374	Albertsons Cos., Inc., Class A	36,713
3,262	BJ’s Wholesale Club Holdings, Inc.*	203,288
998	Casey’s General Stores, Inc.	184,610
3,697	Costco Wholesale Corp.	1,771,898
650	Grocery Outlet Holding Corp.*	27,710
613	Ingles Markets, Inc., Class A	53,178
15,716	Kroger Co. (The)	743,838
1,720	Natural Grocers by Vitamin Cottage, Inc.	27,434
3,349	Performance Food Group Co.*	153,987
678	PriceSmart, Inc.	48,565
1,864	Rite Aid Corp.*	12,563
1,048	SpartanNash Co.	31,618
4,494	Sprouts Farmers Market, Inc.*	113,788
4,671	Sysco Corp.	395,681
1,610	The Andersons, Inc.	53,114
1,143	The Chefs’ Warehouse, Inc.*	44,451
1,907	United Natural Foods, Inc.*	75,136
5,735	US Foods Holding Corp.*	175,950
738	Village Super Market, Inc., Class A	16,834
8,238	Walgreens Boots Alliance, Inc.	312,220
12,188	Walmart, Inc.	1,481,817
857	Weis Markets, Inc.	63,881

		6,028,274

Food Products (1.6%):
6,537	Archer-Daniels-Midland Co.	507,271
2,035	B&G Foods, Inc.^	48,392
4,205	Bunge, Ltd.	381,351
270	Calavo Growers, Inc.	11,264
1,477	Cal-Maine Foods, Inc.	72,978

See accompanying notes to the financial statements.

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
5,711	Campbell Soup Co.	$274,413
5,882	Conagra Brands, Inc.	201,400
2,701	Darling Ingredients, Inc.*	161,520
1,004	Farmer Brothers Co.*	4,709
5,664	Flowers Foods, Inc.	149,076
1,375	Fresh Del Monte Produce, Inc.	40,604
640	Freshpet, Inc.*	33,210
5,770	General Mills, Inc.	435,346
2,709	Hain Celestial Group, Inc. (The)*	64,312
1,802	Hershey Co. (The)	387,718
4,488	Hormel Foods Corp.	212,552
3,521	Hostess Brands, Inc.*	74,680
1,610	Ingredion, Inc.	141,938
376	J & J Snack Foods Corp.	52,512
1,263	JM Smucker Co. (The)	161,677
300	John B Sanfilippo & Son, Inc.	21,747
5,587	Kellogg Co.	398,577
5,691	Kraft Heinz Co. (The)	217,055
2,371	Lamb Weston Holdings, Inc.	169,432
736	Lancaster Colony Corp.	94,782
1,028	Landec Corp.*	10,249
2,497	McCormick & Co.	207,875
778	McCormick & Co., Inc.	64,597
7,023	Mondelez International, Inc., Class A	436,058
4,222	Pilgrim’s Pride Corp.*	131,853
1,836	Post Holdings, Inc.*	151,195
587	Sanderson Farms, Inc.	126,516
29	Seaboard Corp.	112,595
266	Seneca Foods Corp., Class A*	14,774
2,245	Simply Good Foods Co. (The)*	84,794
900	Tootsie Roll Industries, Inc.	31,815
1,535	TreeHouse Foods, Inc.*	64,194
4,474	Tyson Foods, Inc., Class A	385,032

		6,140,063

Gas Utilities (0.2%):
1,986	Atmos Energy Corp.	222,631
273	Chesapeake Utilities Corp.	35,367
2,859	Macquarie Infrastructure Holdings LLC	11,179
2,171	National Fuel Gas Co.	143,395
2,685	New Jersey Resources Corp.	119,563
620	Northwest Natural Holding Co.	32,922
1,069	ONE Gas, Inc.	86,792
232	RGC Resources, Inc.	4,424
1,202	South Jersey Industries, Inc.	41,036
912	Spire, Inc.	67,825
4,064	UGI Corp.	156,911

		922,045

Health Care Equipment & Supplies (2.3%):
11,523	Abbott Laboratories	1,251,974
278	ABIOMED, Inc.*	68,808
2,269	Accuray, Inc.*^	4,447
345	Align Technology, Inc.*	81,651
912	AngioDynamics, Inc.*	17,647
955	Anika Therapeutics, Inc.*	21,316
1,619	Artivion, Inc.*	30,567
707	AtriCure, Inc.*	28,888
36	Atrion Corp.	22,639

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
991	Avanos Medical, Inc.*	$27,094
744	Axonics, Inc.*	42,162
5,209	Baxter International, Inc.	334,574
1,470	Becton Dickinson & Co.	362,399
7,829	Boston Scientific Corp.*	291,787
629	CONMED Corp.	60,233
507	Cooper Cos., Inc. (The)	158,752
4,243	Danaher Corp.	1,075,685
3,528	DENTSPLY SIRONA, Inc.	126,055
1,128	Dexcom, Inc.*	84,070
3,086	Edwards Lifesciences Corp.*	293,448
294	Embecta Corp.*	7,444
1,056	Enovis Corp.*	58,080
2,838	Envista Holdings Corp.*	109,376
1,691	Globus Medical, Inc.*	94,933
1,463	Haemonetics Corp.*	95,358
149	Heska Corp.*	14,082
5,513	Hologic, Inc.*	382,051
473	ICU Medical, Inc.*	77,756
824	IDEXX Laboratories, Inc.*	289,002
516	Inari Medical, Inc.*	35,083
433	Inogen, Inc.*	10,470
334	Insulet Corp.*	72,792
940	Integer Holdings Corp.*	66,420
1,679	Integra LifeSciences Holdings Corp.*	90,716
1,614	Intuitive Surgical, Inc.*	323,946
2,327	Invacare Corp.*^	2,979
1,705	Lantheus Holdings, Inc.*	112,581
809	LeMaitre Vascular, Inc.	36,850
725	LENSAR, Inc.*	4,720
1,168	LivaNova plc*	72,965
509	Masimo Corp.*	66,511
6,947	Medtronic plc	623,493
1,464	Meridian Bioscience, Inc.*	44,535
1,136	Merit Medical Systems, Inc.*	61,651
982	Natus Medical, Inc.*	32,180
1,608	Neogen Corp.*	38,737
598	Novocure, Ltd.*	41,561
1,066	NuVasive, Inc.*	52,405
2,205	OraSure Technologies, Inc.*	5,976
566	Orthofix Medical, Inc.*	13,324
466	Penumbra, Inc.*	58,026
1,007	QuidelOrtho Corp.*	97,860
1,401	ResMed, Inc.	293,692
624	SeaSpine Holdings Corp.*	3,526
176	Shockwave Medical, Inc.*	33,646
685	STAAR Surgical Co.*	48,587
1,032	STERIS plc	212,747
1,764	Stryker Corp.	350,912
110	Surgalign Holdings, Inc.*	375
406	Tandem Diabetes Care, Inc.*	24,031
531	Teleflex, Inc.	130,546
227	Utah Medical Products, Inc.	19,499
1,100	Varex Imaging Corp.*	23,529
684	West Pharmaceutical Services, Inc.	206,821
2,179	Zimmer Biomet Holdings, Inc.	228,926
217	Zimvie, Inc.*	3,474

		9,058,370

See accompanying notes to the financial statements.

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services (3.2%):
2,284	Acadia Healthcare Co., Inc.*	$154,467
343	Addus HomeCare Corp.*	28,565
4,366	agilon health, Inc.*	95,310
78	AlerisLife, Inc.*	94
757	Amedisys, Inc.*	79,576
2,183	AmerisourceBergen Corp.	308,851
1,394	AMN Healthcare Services, Inc.*	152,936
1,245	Apollo Medical Holdings, Inc.*	48,045
9,264	Brookdale Senior Living, Inc.*	42,059
4,191	Cardinal Health, Inc.	219,064
4,279	Centene Corp.*	362,046
394	Chemed Corp.	184,940
3,378	Cigna Corp.	890,171
5,028	Community Health Systems, Inc.*	18,855
318	CorVel Corp.*	46,832
3,891	Covetrus, Inc.*	80,738
1,177	Cross Country Healthcare, Inc.*	24,517
13,839	CVS Health Corp.	1,282,322
1,553	DaVita, Inc.*	124,178
1,844	Elevance Health, Inc.	889,878
2,542	Encompass Health Corp.	142,479
1,585	Ensign Group, Inc. (The)	116,450
958	Guardant Health, Inc.*	38,646
609	Hanger, Inc.*	8,721
1,772	HCA Healthcare, Inc.	297,802
786	HealthEquity, Inc.*	48,253
2,772	Henry Schein, Inc.*	212,723
975	Humana, Inc.	456,368
1,529	InfuSystem Holdings, Inc.*	14,724
1,433	Laboratory Corp. of America Holdings	335,838
742	LHC Group, Inc.*	115,559
1,512	McKesson Corp.	493,229
1,710	MEDNAX, Inc.*	35,927
564	ModivCare, Inc.*	47,658
835	Molina Healthcare, Inc.*	233,474
575	National Healthcare Corp.	40,192
819	National Research Corp.	31,351
2,228	Option Care Health, Inc.*	61,916
2,072	Owens & Minor, Inc.	65,164
3,095	Patterson Cos., Inc.	93,778
629	Petiq, Inc.*	10,561
2,269	Premier, Inc., Class A	80,958
861	Progyny, Inc.*	25,012
2,061	Quest Diagnostics, Inc.	274,072
4,626	R1 RCM, Inc.*	96,961
1,355	RadNet, Inc.*	23,414
2,778	Select Medical Holdings Corp.	65,616
585	Surgery Partners, Inc.*	16,918
2,695	Tenet Healthcare Corp.*	141,649
792	The Pennant Group, Inc.*	10,145
207	U.S. Physical Therapy, Inc.	22,604
7,097	UnitedHealth Group, Inc.	3,645,232
1,705	Universal Health Services, Inc., Class B	171,711

		12,508,549

Health Care Technology (0.1%):
4,097	Allscripts Healthcare Solutions, Inc.*	60,759
1,109	Certara, Inc.*	23,799

Shares		Value
Common Stocks, continued
Health Care Technology, continued
4,924	Change Healthcare, Inc.*	$113,547
339	Computer Programs & Systems, Inc.*	10,838
1,873	Evolent Health, Inc., Class A*	57,520
1,357	HealthStream, Inc.*	29,460
1,430	NextGen Healthcare, Inc.*	24,939
574	Omnicell, Inc.*	65,293
394	Simulations Plus, Inc.	19,436
1,470	Teladoc Health, Inc.*	48,819
705	Veeva Systems, Inc., Class A*	139,618

		594,028

Hotels, Restaurants & Leisure (1.7%):
4,796	Aramark	146,901
6	Biglari Holdings, Inc., Class A*	3,527
67	Biglari Holdings, Inc., Class B*	8,221
492	BJ’s Restaurants, Inc.*	10,667
1,554	Bloomin’ Brands, Inc.	25,827
491	Bluegreen Vacations Holding Corp.	12,255
266	Booking Holdings, Inc.*	465,231
1,059	Boyd Gaming Corp.	52,685
970	Brinker International, Inc.*	21,369
1,468	Caesars Entertainment, Inc.*	56,224
9,118	Carnival Corp., Class A*^	78,871
2,943	Carrols Restaurant Group, Inc.	5,945
665	Cheesecake Factory, Inc. (The)	17,569
202	Chipotle Mexican Grill, Inc.*	264,067
767	Choice Hotels International, Inc.	85,620
611	Churchill Downs, Inc.	117,025
429	Chuy’s Holdings, Inc.*	8,546
613	Cracker Barrel Old Country Store, Inc.	51,179
1,913	Darden Restaurants, Inc.	216,399
1,410	Dave & Buster’s Entertainment, Inc.*	46,220
1,239	Denny’s Corp.*	10,755
376	Domino’s Pizza, Inc.	146,531
1,288	El Pollo Loco Holdings, Inc.*	12,674
757	Expedia Group, Inc.*	71,786
1,277	Fiesta Restaurant Group, Inc.*	9,118
1,551	Hilton Grand Vacations, Inc.*	55,417
2,080	Hilton Worldwide Holdings, Inc.	231,795
1,051	Hyatt Hotels Corp., Class A*	77,679
323	Jack in the Box, Inc.	18,107
2,311	Las Vegas Sands Corp.*	77,627
1,893	Light & Wonder, Inc., Class A*	88,952
2,491	Marriott International, Inc., Class A	338,801
844	Marriott Vacations Worldwide Corp.	98,073
5,177	McDonald’s Corp.	1,278,098
5,516	MGM Resorts International	159,688
341	Nathans Famous, Inc.	19,972
5,162	Norwegian Cruise Line Holdings, Ltd.*	57,401
671	Papa John’s International, Inc.	56,042
2,176	Penn National Gaming, Inc.*	66,194
1,693	Planet Fitness, Inc., Class A*	115,141
3,664	Playa Hotels & Resorts NV*	25,172
763	Potbelly Corp.*	4,311
878	Red Robin Gourmet Burgers, Inc.*	7,050
1,400	Red Rock Resorts, Inc.	46,704
2,911	Royal Caribbean Cruises, Ltd.*	101,623
748	Ruth’s Hospitality Group, Inc.	12,162

See accompanying notes to the financial statements.

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,359	SeaWorld Entertainment, Inc.*	$60,041
1,371	Six Flags Entertainment Corp.*	29,751
8,104	Starbucks Corp.	619,065
1,701	Texas Roadhouse, Inc., Class A	124,513
1,976	Travel + Leisure Co.	76,708
359	Vail Resorts, Inc.	78,280
6,284	Wendy’s Co. (The)	118,642
548	Wingstop, Inc.	40,974
1,326	Wyndham Hotels & Resorts, Inc.	87,145
1,374	Wynn Resorts, Ltd.*	78,291
2,639	Yum! Brands, Inc.	299,553

		6,494,184

Household Durables (0.9%):
906	Beazer Homes USA, Inc.*	10,935
183	Cavco Industries, Inc.*	35,866
858	Century Communities, Inc.	38,584
6,194	DR Horton, Inc.	409,981
730	Ethan Allen Interiors, Inc.	14,753
431	Flexsteel Industries, Inc.	7,758
2,269	Garmin, Ltd.	222,929
2,761	GoPro, Inc., Class A*	15,268
1,329	Green Brick Partners, Inc.*	26,009
484	Helen of Troy, Ltd.*	78,606
500	Hooker Furnishings Corp.	7,775
830	Installed Building Products, Inc.	69,023
596	iRobot Corp.*	21,903
2,155	KB Home	61,331
1,350	La-Z-Boy, Inc.	32,009
4,086	Leggett & Platt, Inc.	141,294
3,605	Lennar Corp., Class A	254,405
119	Lennar Corp., Class B	6,986
585	LGI Homes, Inc.*	50,837
1,017	Lifetime Brands, Inc.	11,228
1,880	M/I Homes, Inc.*	74,561
1,985	MDC Holdings, Inc.	64,135
1,004	Meritage Homes Corp.*	72,790
1,361	Mohawk Industries, Inc.*	168,886
10,746	Newell Brands, Inc.	204,604
61	NVR, Inc.*	244,253
5,734	PulteGroup, Inc.	227,238
1,139	Skyline Champion Corp.*	54,011
1,307	Sonos, Inc.*	23,578
3,736	Taylor Morrison Home Corp., Class A*	87,273
3,449	Tempur Sealy International, Inc.	73,705
2,183	Toll Brothers, Inc.	97,362
935	TopBuild Corp.*	156,295
3,273	Tri Pointe Homes, Inc.*	55,216
905	Tupperware Brands Corp.*	5,738
320	Universal Electronics, Inc.*	8,182
1,621	VOXX International Corp.*	15,092
1,418	Whirlpool Corp.	219,606

		3,370,005

Household Products (1.2%):
1,509	Central Garden & Pet Co., Class A*	60,375
3,272	Church & Dwight Co., Inc.	303,184
1,448	Clorox Co. (The)	204,139

Shares		Value
Common Stocks, continued
Household Products, continued
7,616	Colgate-Palmolive Co.	$610,346
1,114	Energizer Holdings, Inc.	31,582
3,022	Kimberly-Clark Corp.	408,423
333	Oil-Dri Corp. of America	10,206
20,457	Procter & Gamble Co. (The)	2,941,512
1,828	Reynolds Consumer Products, Inc.	49,850
945	Spectrum Brands Holdings, Inc.	77,509
218	WD-40 Co.	43,896

		4,741,022

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	157,659
2,247	Atlantica Sustainable Infrastructure plc	72,488
2,755	Brookfield Renewable Corp., Class A	98,106
1,323	Clearway Energy, Inc., Class A	42,296
2,153	Clearway Energy, Inc., Class C	75,011
1,462	Ormat Technologies, Inc.	114,548
1,658	Sunnova Energy International, Inc.*	30,557
10,410	Vistra Corp.	237,868

		828,533

Industrial Conglomerates (0.6%):
5,058	3M Co.	654,556
1,213	Carlisle Cos., Inc.	289,434
5,892	General Electric Co.	375,144
5,253	Honeywell International, Inc.	913,024
584	Roper Technologies, Inc.	230,475

		2,462,633

Insurance (3.1%):
5,714	Aflac, Inc.	316,156
275	Alleghany Corp.*	229,102
5,214	Allstate Corp. (The)	660,770
1,297	AMBAC Financial Group, Inc.*	14,721
2,911	American Equity Investment Life Holding Co.	106,455
1,778	American Financial Group, Inc.	246,804
6,164	American International Group, Inc.	315,165
745	Amerisafe, Inc.	38,747
1,964	Aon plc, Class A	529,652
4,926	Arch Capital Group, Ltd.*	224,084
560	Argo Group International Holdings, Ltd.	20,642
2,069	Arthur J. Gallagher & Co.	337,330
1,280	Assurant, Inc.	221,248
2,047	Assured Guaranty, Ltd.	114,202
2,351	Axis Capital Holdings, Ltd.	134,219
2,603	Brighthouse Financial, Inc.*	106,775
3,292	Brown & Brown, Inc.	192,055
1,701	BRP Group, Inc.*	41,079
3,095	Chubb, Ltd.	608,415
1,844	Cincinnati Financial Corp.	219,399
2,176	Citizens, Inc.*^	9,117
1,199	CNA Financial Corp.	53,835
2,354	Crawford & Co.	16,596
895	Crawford & Co., Class A	6,981
1,631	Donegal Group, Inc., Class A	27,809
800	eHealth, Inc.*	7,464
781	Employers Holdings, Inc.	32,716
447	Enstar Group, Ltd.*	95,649

See accompanying notes to the financial statements.

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
887	Erie Indemnity Co., Class A	$170,473
521	Everest Re Group, Ltd.	146,026
6,172	Fidelity National Financial, Inc.	228,117
3,103	First American Financial Corp.	164,211
14,957	Genworth Financial, Inc., Class A*	52,798
695	Global Indemnity Group LLC, Class A	17,980
2,157	Globe Life, Inc.	210,243
318	Goosehead Insurance, Inc.	14,523
2,383	Greenlight Capital Re, Ltd.*	18,421
1,469	Hallmark Financial Services, Inc.*	3,555
1,039	Hanover Insurance Group, Inc. (The)	151,954
4,507	Hartford Financial Services Group, Inc. (The)	294,893
397	HCI Group, Inc.^	26,901
387	Heritage Insurance Holdings, Inc.	1,022
1,293	Horace Mann Educators Corp.	49,625
153	Investors Title Co.	24,004
868	James River Group Holdings	21,509
2,246	Kemper Corp.	107,583
381	Kinsale Capital Group, Inc.	87,493
2,749	Lincoln National Corp.	128,571
2,831	Loews Corp.	167,765
5,556	Maiden Holdings, Ltd.*	10,779
162	Markel Corp.*	209,506
3,891	Marsh & McLennan Cos., Inc.	604,078
1,688	Mercury General Corp.	74,778
5,123	MetLife, Inc.	321,673
162	National Western Life Group, Inc., Class A	32,837
8,176	Old Republic International Corp.	182,815
1,239	Primerica, Inc.	148,296
3,024	Principal Financial Group, Inc.	201,973
1,399	ProAssurance Corp.	33,058
4,196	Progressive Corp. (The)	487,869
2,865	Prudential Financial, Inc.	274,123
1,379	Reinsurance Group of America, Inc.	161,743
830	RenaissanceRe Holdings, Ltd.	129,787
1,252	RLI Corp.	145,971
321	Safety Insurance Group, Inc.	31,169
1,898	Selective Insurance Group, Inc.	165,012
5,145	SiriusPoint, Ltd.*	27,886
612	Stewart Information Services Corp.	30,447
1,767	Tiptree, Inc., Class A	18,766
3,861	Travelers Cos., Inc. (The)	653,011
367	Trupanion, Inc.*	22,115
728	United Fire Group, Inc.	24,919
2,794	United Insurance Holdings Co.	4,359
1,869	Universal Insurance Holdings, Inc.	24,353
5,139	Unum Group	174,829
85	White Mountains Insurance Group, Ltd.	105,921
1,569	Willis Towers Watson plc	309,705
3,796	WR Berkley Corp.	259,115

		11,885,747

Interactive Media & Services (3.7%):
2,358	Alphabet, Inc., Class A*	5,138,695
2,199	Alphabet, Inc., Class C*	4,810,203
2,130	Bumble, Inc.*	59,959
2,370	Cargurus, Inc.*	50,931
1,955	Cars.com, Inc.*	18,436

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
2,881	DHI Group, Inc.*	$14,319
2,717	Match Group, Inc.*	189,348
22,746	Meta Platforms, Inc., Class A*	3,667,792
2,021	Pinterest, Inc., Class A*	36,701
1,563	QuinStreet, Inc.*	15,724
2,381	Snap, Inc., Class A*	31,262
1,344	Travelzoo*	8,145
2,514	TripAdvisor, Inc.*	44,749
2,857	TrueCar, Inc.*	7,400
6,686	Twitter, Inc.*	249,990
1,590	Yelp, Inc.*	44,154
664	Zedge, Inc., Class B*	1,912
1,474	Ziff Davis, Inc.*	109,857

		14,499,577

Internet & Direct Marketing Retail (2.1%):
893	1-800-Flowers.com, Inc., Class A*	8,492
69,400	Amazon.com, Inc.*	7,370,974
690	Chewy, Inc., Class A*^	23,957
8,272	eBay, Inc.	344,694
1,489	Etsy, Inc.*	109,010
1,642	Lands’ End, Inc.*	17,438
1,736	Liquidity Services, Inc.*	23,332
588	PetMed Express, Inc.	11,701
1,526	Quotient Technology, Inc.*	4,532
8,810	Qurate Retail, Inc., Class A	25,285
649	Revolve Group, Inc.*	16,815
764	Shutterstock, Inc.	43,785
430	Wayfair, Inc., Class A*^	18,731

		8,018,746

IT Services (4.0%):
5,591	Accenture plc, Class A	1,552,341
2,020	Akamai Technologies, Inc.*	184,487
1,974	Alliance Data Systems Corp.	73,156
2,873	Amdocs, Ltd.	239,350
3,866	Automatic Data Processing, Inc.	812,015
2,534	Black Knight, Inc.*	165,698
918	Block, Inc.*	56,420
252	BM Technologies, Inc.*	1,484
1,706	Broadridge Financial Solutions, Inc.	243,190
687	Cass Information Systems, Inc.	23,221
3,743	Cognizant Technology Solutions Corp., Class A	252,615
1,091	Concentrix Corp.	147,983
6,347	Conduent, Inc.*	27,419
1,011	CSG Systems International, Inc.	60,337
6,526	DXC Technology Co.*	197,803
435	EPAM Systems, Inc.*	128,229
1,164	Euronet Worldwide, Inc.*	117,087
2,060	Evertec, Inc.	75,973
762	Exlservice Holdings, Inc.*	112,265
4,406	Fidelity National Information Services, Inc.	403,898
4,458	Fiserv, Inc.*	396,628
1,367	FleetCor Technologies, Inc.*	287,220
1,028	Gartner, Inc.*	248,601
5,428	Genpact, Ltd.	229,930
2,351	Global Payments, Inc.	260,115
2,303	GoDaddy, Inc., Class A*	160,197
1,357	Hackett Group, Inc. (The)	25,742

See accompanying notes to the financial statements.

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
12,036	International Business Machines Corp.	$1,699,363
840	Jack Henry & Associates, Inc.	151,217
2,484	Kyndryl Holdings, Inc.*	24,294
2,160	Limelight Networks, Inc.*	4,990
1,456	LiveRamp Holdings, Inc.*	37,579
7,941	Mastercard, Inc., Class A	2,505,227
1,540	MAXIMUS, Inc.	96,265
262	MongoDB, Inc.*	67,989
1,032	Okta, Inc.*	93,293
2,982	Paychex, Inc.	339,560
5,186	PayPal Holdings, Inc.*	362,190
728	Perficient, Inc.*	66,750
840	PFSweb, Inc.*	9,878
3,035	Servicesource International, Inc.*	4,461
1,655	SolarWinds Corp.	16,964
1,603	Switch, Inc., Class A	53,701
2,880	Teradata Corp.*	106,589
1,284	TTEC Holdings, Inc.	87,171
891	Twilio, Inc., Class A*	74,675
2,221	Unisys Corp.*	26,719
1,083	VeriSign, Inc.*	181,218
3,457	Verra Mobility Corp.*	54,310
13,724	Visa, Inc., Class A	2,702,118
6,143	Western Union Co. (The.)	101,175
975	WEX, Inc.*	151,671

		15,502,771

Leisure Products (0.3%):
2,057	Academy Sports & Outdoors, Inc.	73,106
1,798	Acushnet Holdings Corp.	74,941
895	American Outdoor Brands, Inc.*	8,511
2,521	Brunswick Corp.	164,823
1,535	Callaway Golf Co.*	31,314
658	Escalade, Inc.	8,547
1,625	Hasbro, Inc.	133,055
1,250	Hayward Holdings, Inc.*	17,988
303	Johnson Outdoors, Inc., Class A	18,531
531	Malibu Boats, Inc.*	27,989
662	Marine Products Corp.	6,296
8,660	Mattel, Inc.*	193,378
995	Nautilus Group, Inc.*	1,741
909	Peloton Interactive, Inc., Class A*	8,345
1,582	Polaris, Inc.	157,061
1,410	Smith & Wesson Brands, Inc.	18,513
1,612	Vista Outdoor, Inc.*	44,975
1,824	YETI Holdings, Inc.*	78,924

		1,068,038

Life Sciences Tools & Services (0.9%):
237	10X Genomics, Inc., Class A*	10,724
1,570	Agilent Technologies, Inc.	186,469
7,162	Avantor, Inc.*	222,738
314	Bio-Rad Laboratories, Inc., Class A*	155,430
257	Bio-Techne Corp.	89,086
3,557	Bruker Corp.	223,237
534	Charles River Laboratories International, Inc.*	114,260
1,979	Harvard Bioscience, Inc.*	7,124
663	Illumina, Inc.*	122,231

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,517	IQVIA Holdings, Inc.*	$329,174
1,682	Maravai LifeSciences Holdings, Inc., Class A*	47,786
765	Medpace Holdings, Inc.*	114,498
265	Mettler-Toledo International, Inc.*	304,424
1,400	Neogenomics, Inc.*	11,410
1,490	PerkinElmer, Inc.	211,908
3,399	Sotera Health Co.*	66,586
2,322	Syneos Health, Inc.*	166,441
2,036	Thermo Fisher Scientific, Inc.	1,106,118
670	Waters Corp.*	221,757

		3,711,401

Machinery (2.5%):
2,107	AGCO Corp.	207,961
228	Alamo Group, Inc.	26,546
737	Albany International Corp., Class A	58,068
3,290	Allison Transmission Holdings, Inc.	126,500
1,335	Altra Industrial Motion Corp.	47,059
656	Astec Industries, Inc.	26,752
1,591	Barnes Group, Inc.	49,544
837	Blue Bird Corp.*	7,709
4,839	Caterpillar, Inc.	865,020
904	Chart Industries, Inc.*	151,311
468	CIRCOR International, Inc.*	7,670
653	Columbus McKinnon Corp.	18,526
707	Commercial Vehicle Group, Inc.*	4,129
1,452	Crane Holdings Co.	127,137
2,397	Cummins, Inc.	463,891
2,740	Deere & Co.	820,548
2,678	Donaldson Co., Inc.	128,919
471	Douglas Dynamics, Inc.	13,537
2,058	Dover Corp.	249,677
1,250	Enerpac Tool Group Corp.	23,775
453	EnPro Industries, Inc.	37,114
1,056	Esab Corp.	46,200
372	ESCO Technologies, Inc.	25,434
2,747	Evoqua Water Technologies Co.*	89,305
1,153	Federal Signal Corp.	41,047
3,181	Flowserve Corp.	91,072
3,638	Fortive Corp.	197,834
983	Franklin Electric Co., Inc.	72,015
4,714	Gates Industrial Corp. plc*	50,958
889	Gencor Industries, Inc.*	9,032
606	Gorman-Rupp Co. (The)	17,150
3,738	Graco, Inc.	222,075
2,503	Harsco Corp.*	17,796
650	Helios Technologies, Inc.	43,062
2,088	Hillenbrand, Inc.	85,524
490	Hurco Cos., Inc.	12,123
896	Hyster-Yale Materials Handling, Inc., Class A	28,869
704	IDEX Corp.	127,868
2,868	Illinois Tool Works, Inc.	522,693
4,169	Ingersoll-Rand, Inc.	175,431
1,926	ITT, Inc.	129,504
757	John Bean Technologies Corp.	83,588
286	Kadant, Inc.	52,152
2,377	Kennametal, Inc.	55,218
787	L.B. Foster Co., Class A*	10,129

See accompanying notes to the financial statements.

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,490	Lincoln Electric Holdings, Inc.	$183,806
221	Lindsay Corp.	29,353
1,213	Manitex International, Inc.*	7,872
2,529	Manitowoc Co., Inc. (The)*	26,630
2,774	Meritor, Inc.*	100,779
1,184	Middleby Corp. (The)*	148,426
1,706	Mueller Industries, Inc.	90,913
4,883	Mueller Water Products, Inc., Class A	57,278
1,258	NN, Inc.*	3,183
656	Nordson Corp.	132,801
158	Omega Flex, Inc.	17,004
1,389	Oshkosh Corp.	114,092
3,878	Otis Worldwide Corp.	274,058
4,207	PACCAR, Inc.	346,404
1,980	Parker-Hannifin Corp.	487,179
1,058	Park-Ohio Holdings Corp.	16,780
3,448	Pentair plc	157,815
524	Proto Labs, Inc.*	25,068
549	RBC Bearings, Inc.*	101,538
3,787	REV Group, Inc.	41,165
612	Shyft Group, Inc. (The)	11,377
1,192	Snap-On, Inc.	234,860
1,232	SPX Corp.*	65,099
340	Standex International Corp.	28,825
1,980	Stanley Black & Decker, Inc.	207,623
537	Tennant Co.	31,817
1,823	Terex Corp.	49,895
863	The Greenbrier Cos., Inc.	31,059
2,219	Timken Co.	117,718
3,046	Titan International, Inc.*	45,995
2,441	Toro Co. (The)	185,003
2,542	Trinity Industries, Inc.	61,567
1,510	Wabash National Corp.	20,506
615	Watts Water Technologies, Inc., Class A	75,547
4,275	Welbilt, Inc.*	101,788
2,471	Westinghouse Air Brake Technologies Corp.	202,820
1,534	Woodward, Inc.	141,880
1,831	Xylem, Inc.	143,148

		9,786,143

Marine (0.1%):
3,979	Costamare, Inc.	48,146
239	Eagle Bulk Shipping, Inc.	12,399
147	Eneti, Inc.	903
1,300	Genco Shipping & Trading, Ltd.	25,116
1,654	Kirby Corp.*	100,629
1,541	Matson, Inc.	112,308

		299,501

Media (1.4%):
3,595	Altice USA, Inc., Class A*	33,254
1,413	AMC Networks, Inc., Class A*	41,147
8,164	Audacy, Inc.*	7,692
133	Cable One, Inc.	171,480
1,616	Charter Communications, Inc., Class A*	757,144
48,635	Comcast Corp., Class A	1,908,437
2,952	comScore, Inc.*	6,081
367	DallasNews Corp.	2,323

Shares		Value
Common Stocks, continued
Media, continued
4,832	DISH Network Corp., Class A*	$86,638
2,931	E.W. Scripps Co. (The), Class A*	36,550
4,792	Entravision Communications Corp., Class A	21,851
4,335	Fox Corp., Class A	139,414
3,199	Fox Corp., Class B	95,010
7,573	Gannett Co, Inc.*	21,962
2,788	Gray Television, Inc.	47,089
1,323	iHeartMedia, Inc., Class A*	10,438
8,756	Interpublic Group of Cos., Inc. (The)	241,053
864	John Wiley & Sons, Inc., Class A	41,265
192	John Wiley & Sons, Inc., Class B	9,219
334	Liberty Broadband Corp., Class A*	37,926
1,855	Liberty Broadband Corp., Class C*	214,512
1,489	Liberty Latin America, Ltd.*	11,614
5,752	Liberty Latin America, Ltd., Class C*	44,808
2,706	Liberty Media Corp.-Liberty SiriusXM, Class C*	97,551
1,327	Liberty Media Corp-Liberty SiriusXM, Class A*	47,825
789	Loyalty Ventures, Inc.*	2,817
131	Marchex, Inc., Class B*	173
3,530	New York Times Co. (The), Class A	98,487
7,458	News Corp., Class A	116,196
2,563	News Corp., Class B	40,726
1,296	Nexstar Media Group, Inc., Class A	211,092
3,505	Omnicom Group, Inc.	222,953
1,353	Scholastic Corp.	48,667
10,861	Sirius XM Holdings, Inc.^	66,578
474	TechTarget, Inc.*	31,151
7,839	TEGNA, Inc.	164,384
445	ViacomCBS, Inc., Class A^	12,131
7,704	ViacomCBS, Inc., Class B	190,135

		5,337,773

Metals & Mining (1.0%):
5,171	Alcoa Corp.	235,694
4,528	Allegheny Technologies, Inc.*	102,831
391	Alpha Metallurgical Resources, Inc.	50,490
799	Ampco-Pittsburgh Corp.*	3,092
3,002	Arconic Corp.*	84,206
1,138	Carpenter Technology Corp.	31,762
2,210	Century Aluminum Co.*	16,288
13,357	Cleveland-Cliffs, Inc.*	205,297
5,449	Coeur Mining, Inc.*	16,565
3,300	Commercial Metals Co.	109,230
702	Compass Minerals International, Inc.	24,844
7,323	Ferroglobe plc*	43,499
841	Fortitude Gold Corp.	5,046
13,761	Freeport-McMoRan, Inc.	402,647
2,945	Gold Resource Corp.	4,800
943	Haynes International, Inc.	30,902
14,180	Hecla Mining Co.	55,586
151	Kaiser Aluminum Corp.	11,943
643	Materion Corp.	47,408
12,309	McEwen Mining, Inc.*	5,406
1,807	MP Materials Corp.*^	57,969
8,302	Newmont Corp.	495,380
6,998	Nucor Corp.	730,661
700	Olympic Steel, Inc.	18,025
1,439	Reliance Steel & Aluminum Co.	244,429

See accompanying notes to the financial statements.

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
1,422	Royal Gold, Inc.	$151,841
1,500	Ryerson Holding Corp.	31,935
1,365	Schnitzer Steel Industries, Inc., Class A	44,827
1,446	Southern Copper Corp.	72,025
6,814	Steel Dynamics, Inc.	450,746
3,673	SunCoke Energy, Inc.	25,013
759	Synalloy Corp.*	10,672
2,052	TimkenSteel Corp.*	38,393
7,629	United States Steel Corp.	136,635
548	Universal Stainless & Alloy Products, Inc.*	4,055
1,489	Warrior Met Coal, Inc.	45,578
1,135	Worthington Industries, Inc.	50,053

		4,095,773

Multiline Retail (0.7%):
1,406	Big Lots, Inc.	29,484
1,248	Dillard’s, Inc., Class A^	275,271
2,522	Dollar General Corp.	619,000
3,862	Dollar Tree, Inc.*	601,893
4,069	Kohl’s Corp.	145,223
9,155	Macy’s, Inc.	167,719
1,842	Nordstrom, Inc.	38,921
1,737	Ollie’s Bargain Outlet Holdings, Inc.*	102,049
6,131	Target Corp.	865,881

		2,845,441

Multi-Utilities (0.8%):
2,267	Ameren Corp.	204,846
1,406	Avista Corp.	61,175
1,134	Black Hills Corp.	82,521
5,705	CenterPoint Energy, Inc.	168,754
2,837	CMS Energy Corp.	191,498
3,188	Consolidated Edison, Inc.	303,179
5,526	Dominion Energy, Inc.	441,030
1,902	DTE Energy Co.	241,079
5,409	MDU Resources Group, Inc.	145,989
6,003	NiSource, Inc.	177,028
993	NorthWestern Corp.	58,517
4,932	Public Service Enterprise Group, Inc.	312,097
2,268	Sempra Energy	340,812
305	Unitil Corp.	17,910
3,038	WEC Energy Group, Inc.	305,744

		3,052,179

Oil, Gas & Consumable Fuels (5.4%):
332	Adams Resources & Energy, Inc.	10,687
10,610	Antero Midstream Corp.	96,021
7,652	Antero Resources Corp.*	234,534
7,688	APA Corp.	268,311
432	Arch Resources, Inc.	61,815
1,988	Berry Corp.	15,149
990	California Resources Corp.	38,115
2,165	Callon Petroleum Co.*	84,868
6,243	Centennial Resource Development, Inc., Class A*	37,333
2,557	Cheniere Energy, Inc.	340,158
1,134	Chesapeake Energy Corp.	91,967
20,512	Chevron Corp.	2,969,727
339	Chord Energy Corp.	41,239
1,149	Civitas Resources, Inc.	60,081

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,534	Clean Energy Fuel Corp.*	$33,752
6,372	CNX Resources Corp.*	104,883
7,595	Comstock Resources, Inc.*	91,748
14,126	ConocoPhillips	1,268,656
1,846	CONSOL Energy, Inc.*	91,156
3,878	Continental Resources, Inc.	253,427
12,392	Coterra Energy, Inc.	319,590
2,225	CVR Energy, Inc.	74,538
2,204	Delek US Holdings, Inc.*	56,951
823	Denbury, Inc.*	49,372
23,604	Devon Energy Corp.	1,300,816
5,705	DHT Holdings, Inc.	34,972
2,202	Diamondback Energy, Inc.	266,772
58	Dorian LPG, Ltd.	882
1,795	DT Midstream, Inc.	87,991
11,550	Enlink Midstream LLC	98,175
6,280	EOG Resources, Inc.	693,563
7,807	EQT Corp.	268,561
7,111	Equitrans Midstream Corp.	45,226
43,767	Exxon Mobil Corp.	3,748,206
1,014	Green Plains, Inc.*	27,550
180	Gulfport Energy Operating Corp.*	14,312
5,293	Hess Corp.	560,740
4,760	HF Sinclair Corp.	214,962
1,180	International Seaways, Inc.	25,016
15,716	Kinder Morgan, Inc.	263,400
1,018	Kinetik Holdings, Inc.	34,755
17,233	Kosmos Energy, Ltd.*	106,672
609	Laredo Petroleum, Inc.*	41,985
4,177	Magnolia Oil & Gas Corp., Class A	87,675
17,859	Marathon Oil Corp.	401,470
7,572	Marathon Petroleum Corp.	622,494
3,899	Matador Resources Co.	181,654
4,219	Murphy Oil Corp.	127,372
2,184	New Fortress Energy, Inc.	86,421
17,900	Occidental Petroleum Corp.	1,053,952
6,100	ONEOK, Inc.	338,550
4,281	Ovintiv, Inc.	189,177
2,936	PAR Pacific Holdings, Inc.*	45,772
3,458	PBF Energy, Inc., Class A*	100,351
3,014	PDC Energy, Inc.	185,693
4,173	Peabody Energy Corp.*	89,010
4,501	Phillips 66	369,037
1,401	PHX Minerals, Inc.	4,259
1,849	Pioneer Natural Resources Co.	412,475
6	PrimeEnergy Resources Corp.*	470
4,715	Range Resources Corp.*	116,696
787	Ranger Oil Corp.*	25,869
374	REX American Resources Corp.*	31,715
1,682	Scorpio Tankers, Inc.	58,046
3,507	SFL Corp., Ltd.	33,281
4,141	SM Energy Co.	141,581
24,131	Southwestern Energy Co.*	150,819
3,310	Talos Energy, Inc.*	51,206
5,703	Targa Resources Corp.	340,298
6,407	Teekay Shipping Corp.*	18,452
1,031	Teekay Tankers, Ltd., Class A*	18,177

See accompanying notes to the financial statements.

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
114	Texas Pacific Land Corp.	$169,634
4,537	Valero Energy Corp.	482,192
853	Whiting Petroleum Corp.	58,030
8,922	Williams Cos., Inc.	278,456
1,790	World Fuel Services Corp.	36,623

		20,835,541

Paper & Forest Products (0.1%):
545	Clearwater Paper Corp.*	18,328
2,520	Glatfelter Corp.	17,338
3,240	Louisiana-Pacific Corp.	169,809
3,875	Mercer International, Inc.	50,956
617	Neenah, Inc.	21,064
2,344	Resolute Forest Products*	29,910
665	Schweitzer-Mauduit International, Inc.	16,705
474	Sylvamo Corp.	15,490

		339,600

Personal Products (0.2%):
2,327	BellRing Brands, Inc.*	57,919
12,350	Coty, Inc., Class A*	98,923
1,291	Edgewell Personal Care Co.	44,565
854	elf Beauty, Inc.*	26,201
1,689	Estee Lauder Cos., Inc. (The), Class A	430,138
2,298	Herbalife Nutrition, Ltd.*	46,994
594	Inter Parfums, Inc.	43,398
186	Medifast, Inc.	33,575
1,236	Natures Sunshine Products, Inc.*	13,188
1,116	Nu Skin Enterprises, Inc., Class A	48,323
340	United-Guardian, Inc.	5,097
645	Usana Health Sciences, Inc.*	46,672

		894,993

Pharmaceuticals (3.9%):
2,003	Amphastar Pharmaceuticals, Inc.*	69,684
900	ANI Pharmaceuticals, Inc.*	26,703
885	Assembly Biosciences, Inc.*	1,859
21,098	Bristol-Myers Squibb Co.	1,624,546
2,125	Catalent, Inc.*	227,991
1,951	Corcept Therapeutics, Inc.*	46,395
1,468	Cumberland Pharmaceuticals, Inc.*	3,046
1,054	Cymabay Therapeutics, Inc.*	3,109
6,155	Elanco Animal Health, Inc.*	120,823
7,636	Eli Lilly & Co.	2,475,820
8,827	Endo International plc*	4,111
1,104	Harmony Biosciences Holdings, Inc.*	53,842
2,007	Horizon Therapeutics plc*	160,078
3,292	Innoviva, Inc.*	48,590
1,338	Intra-Cellular Therapies, Inc.*	76,373
1,190	Jazz Pharmaceuticals plc*	185,652
22,800	Johnson & Johnson	4,047,228
20,164	Merck & Co., Inc.	1,838,352
3,567	Nektar Therapeutics*	13,555
4,552	Organon & Co.	153,630
1,317	Otonomy, Inc.*	2,739
567	Pacira BioSciences, Inc.*	33,056
3,223	Perrigo Co. plc	130,757
46,606	Pfizer, Inc.	2,443,553
793	Phibro Animal Health Corp., Class A	15,170

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
1,580	Prestige Consumer Healthcare, Inc.*	$92,904
4,082	Royalty Pharma plc, Class A	171,607
1,789	Supernus Pharmaceuticals, Inc.*	51,738
923	Taro Pharmaceutical Industries, Ltd.*	33,376
14,776	Viatris, Inc.	154,705
4,336	Zoetis, Inc.	745,315

		15,056,307

Professional Services (1.0%):
1,184	ASGN, Inc.*	106,856
494	Barrett Business Services, Inc.	35,998
3,115	Booz Allen Hamilton Holding Corp.	281,471
549	CACI International, Inc., Class A*	154,697
1,617	CBIZ, Inc.*	64,615
2,143	Clarivate plc*	29,702
3,570	CoStar Group, Inc.*	215,664
456	CRA International, Inc.	40,730
6,802	Dun & Bradstreet Holdings, Inc.*	102,234
1,531	Equifax, Inc.	279,836
1,104	Exponent, Inc.	100,983
825	Forrester Research, Inc.*	39,468
723	FTI Consulting, Inc.*	130,755
421	Heidrick & Struggles International, Inc.	13,624
466	Hill International, Inc.*	783
660	Huron Consulting Group, Inc.*	42,894
329	ICF International, Inc.	31,255
514	Insperity, Inc.	51,313
1,326	Jacobs Engineering Group, Inc.	168,574
3,410	KBR, Inc.	165,010
1,042	Kelly Services, Inc., Class A	20,663
577	Kforce, Inc.	35,393
1,558	Korn Ferry	90,395
1,762	Leidos Holdings, Inc.	177,451
1,391	ManpowerGroup, Inc.	106,286
840	ManTech International Corp., Class A	80,178
659	Mistras Group, Inc.*	3,915
10,088	Nielsen Holdings plc	234,243
2,125	Resources Connection, Inc.	43,286
2,809	Robert Half International, Inc.	210,366
1,873	Science Applications International Corp.	174,376
2,327	TransUnion	186,137
1,673	TriNet Group, Inc.*	129,858
1,029	TrueBlue, Inc.*	18,419
1,755	Verisk Analytics, Inc.	303,773
633	Willdan Group, Inc.*	17,458

		3,888,659

Real Estate Management & Development (0.3%):
4,164	CBRE Group, Inc., Class A*	306,512
2,451	Cushman & Wakefield plc*	37,353
1,549	Douglas Elliman, Inc.	7,420
1,163	eXp World Holdings, Inc.^	13,689
279	Forestar Group, Inc.*	3,820
232	FRP Holdings, Inc.*	14,001
1,280	Howard Hughes Corp. (The)*	87,104
954	Jones Lang LaSalle, Inc.*	166,817
4,260	Kennedy-Wilson Holdings, Inc.	80,684
977	Marcus & Millichap, Inc.	36,139

See accompanying notes to the financial statements.

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
5,729	Newmark Group, Inc.	$55,399
997	Rafael Holdings, Inc., Class B*	1,864
910	RE/MAX Holdings, Inc., Class A	22,313
3,814	Realogy Holdings Corp.*	37,492
681	Redfin Corp.*	5,611
1,447	Tejon Ranch Co.*	22,457
357	The RMR Group, Inc., Class A	10,121
1,857	The St Joe Co.	73,463
642	Zillow Group, Inc., Class A*	20,422
1,617	Zillow Group, Inc., Class C*^	51,340

		1,054,021

Road & Rail (1.2%):
346	AMERCO, Inc.	165,468
757	ArcBest Corp.	53,270
1,653	Avis Budget Group, Inc.*	243,123
419	Covenant Logistics Group, Inc.	10,513
19,368	CSX Corp.	562,834
1,925	Heartland Express, Inc.	26,777
1,793	J.B. Hunt Transport Services, Inc.	282,344
4,311	Knight-Swift Transportation Holdings, Inc.	199,556
896	Landstar System, Inc.	130,296
3,089	Lyft, Inc., Class A*	41,022
2,410	Marten Transport, Ltd.	40,536
2,245	Norfolk Southern Corp.	510,266
1,374	Old Dominion Freight Line, Inc.	352,129
1,600	PAM Transportation Services, Inc.*	43,824
1,902	Ryder System, Inc.	135,156
576	Saia, Inc.*	108,288
2,500	Schneider National, Inc., Class B	55,950
6,290	Uber Technologies, Inc.*	128,693
7,472	Union Pacific Corp.	1,593,628
586	Universal Logistics Holdings, Inc.	16,004
1,023	USA Truck, Inc.*	32,143
2,378	Werner Enterprises, Inc.	91,648
1,829	Yellow Corp.*	5,359

		4,828,827

Semiconductors & Semiconductor Equipment (4.8%):
870	Advanced Energy Industries, Inc.	63,493
13,952	Advanced Micro Devices, Inc.*	1,066,909
1,120	Alpha & Omega Semiconductor, Ltd.*	37,341
630	Ambarella, Inc.*	41,240
8,710	Amkor Technology, Inc.	147,634
3,845	Analog Devices, Inc.	561,716
8,530	Applied Materials, Inc.	776,059
608	Axcelis Technologies, Inc.*	33,343
1,701	AXT, Inc.*	9,968
1,411	Azenta, Inc.	101,733
4,534	Broadcom, Inc.	2,202,663
437	CEVA, Inc.*	14,666
1,136	Cirrus Logic, Inc.*	82,405
697	CMC Materials, Inc.	121,620
2,261	Cohu, Inc.*	62,743
1,027	Diodes, Inc.*	66,313
1,101	Enphase Energy, Inc.*	214,959
1,512	Entegris, Inc.	139,301
2,177	First Solar, Inc.*	148,319

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,662	FormFactor, Inc.*	$64,369
1,314	GSI Technology, Inc.*	4,533
948	Ichor Holdings, Ltd.*	24,629
55,883	Intel Corp.	2,090,583
1,736	KLA Corp.	553,923
1,562	Kulicke & Soffa Industries, Inc.	66,869
1,575	Lam Research Corp.	671,186
1,316	Lattice Semiconductor Corp.*	63,826
876	MACOM Technology Solutions Holdings, Inc.*	40,384
4,801	Marvell Technology, Inc.	208,988
1,132	MaxLinear, Inc., Class A*	38,465
5,862	Microchip Technology, Inc.	340,465
15,498	Micron Technology, Inc.	856,729
1,341	MKS Instruments, Inc.	137,627
242	Monolithic Power Systems, Inc.	92,938
1,500	Neophotonics Corp.*	23,595
150	NVE Corp.	6,993
15,541	NVIDIA Corp.	2,355,860
892	NXP Semiconductors NV	132,043
5,936	ON Semiconductor Corp.*	298,640
1,334	Onto Innovation, Inc.*	93,033
1,438	PDF Solutions, Inc.*	30,931
2,358	Photronics, Inc.*	45,934
1,116	Power Integrations, Inc.	83,711
1,567	Qorvo, Inc.*	147,799
11,228	Qualcomm, Inc.	1,434,265
2,888	Rambus, Inc.*	62,063
1,305	Semtech Corp.*	71,736
867	Silicon Laboratories, Inc.*	121,571
2,322	Skyworks Solutions, Inc.	215,110
1,050	SMART Global Holdings, Inc.*	17,189
419	SolarEdge Technologies, Inc.*	114,672
834	Synaptics, Inc.*	98,454
2,449	Teradyne, Inc.	219,308
10,811	Texas Instruments, Inc.	1,661,110
1,251	Ultra Clean Holdings, Inc.*	37,242
885	Universal Display Corp.	89,509
1,442	Veeco Instruments, Inc.*	27,975
1,114	Wolfspeed, Inc.*	70,683

		18,607,365

Software (6.4%):
3,453	ACI Worldwide, Inc.*	89,398
3,583	Adobe, Inc.*	1,311,593
695	Alarm.com Holdings, Inc.*	42,993
583	Altair Engineering, Inc.*	30,607
1,009	American Software, Inc., Class A	16,305
734	ANSYS, Inc.*	175,639
591	Aspen Technology, Inc.*	108,555
1,215	Atlassian Corp. plc, Class A*	227,691
1,957	Autodesk, Inc.*	336,526
813	Avalara, Inc.*	57,398
1,879	Avaya Holdings Corp.*	4,209
2,272	Aware, Inc.*	5,407
1,257	Bentley Systems, Inc., Class B	41,858
691	Bill.com Holdings, Inc.*	75,968
1,196	Blackbaud, Inc.*	69,452
2,029	Box, Inc.*	51,009

See accompanying notes to the financial statements.

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,838	Cadence Design Systems, Inc.*	$275,755
2,601	CDK Global, Inc.	142,457
820	Cerence, Inc.*	20,689
1,198	Ceridian HCM Holding, Inc.*	56,402
1,606	Citrix Systems, Inc.	156,055
519	Cloudflare, Inc., Class A*	22,706
1,830	Cognyte Software, Ltd.*	7,777
505	CommVault Systems, Inc.*	31,764
491	Consensus Cloud Solutions, Inc.*	21,447
639	Coupa Software, Inc.*	36,487
487	Crowdstrike Holdings, Inc., Class A*	82,089
638	Datadog, Inc., Class A*	60,763
513	DocuSign, Inc.*	29,436
2,137	DoubleVerify Holdings, Inc.*	48,446
5,645	Dropbox, Inc., Class A*	118,489
1,675	Duck Creek Technologies, Inc.*^	24,874
1,822	Dynatrace, Inc.*	71,860
1,380	Ebix, Inc.	23,322
622	Elastic NV*	42,091
990	Envestnet, Inc.*	52,242
429	Everbridge, Inc.*	11,965
441	Fair Isaac Corp.*	176,797
337	Five9, Inc.*	30,714
6,180	Fortinet, Inc.*	349,664
485	Globant SA*	84,390
1,145	Guidewire Software, Inc.*	81,284
179	HubSpot, Inc.*	53,816
1,326	Intuit, Inc.	511,093
1,266	Jamf Holding Corp.*	31,359
1,784	Mandiant, Inc.*	38,927
811	Manhattan Associates, Inc.*	92,941
59,524	Microsoft Corp.	15,287,549
1,654	N-Able, Inc.*	14,886
5,406	NortonLifeLock, Inc.	118,716
879	OneSpan, Inc.*	10,460
11,328	Oracle Corp.	791,487
7,336	Palantir Technologies, Inc., Class A*	66,537
256	Palo Alto Networks, Inc.*	126,449
513	Paycom Software, Inc.*	143,702
443	Paylocity Holding Corp.*	77,268
565	Pegasystems, Inc.	27,030
947	Progress Software Corp.	42,899
1,146	PTC, Inc.*	121,866
389	Q2 Holdings, Inc.*	15,004
894	Qualys, Inc.*	112,769
899	Sailpoint Technologies Holdings, Inc.*	56,349
5,162	Salesforce, Inc.*	851,936
1,200	Sapiens International Corp. NV	29,028
512	ServiceNow, Inc.*	243,466
710	Splunk, Inc.*	62,807
347	SPS Commerce, Inc.*	39,228
3,224	SS&C Technologies Holdings, Inc.	187,218
2,279	Synchronoss Technologies, Inc.*	2,621
851	Synopsys, Inc.*	258,449
1,923	The Trade Desk, Inc., Class A*	80,554
328	Tyler Technologies, Inc.*	109,053
537	Unity Software, Inc.*^	19,772
1,022	Verint Systems, Inc.*	43,282

Shares		Value
Common Stocks, continued
Software, continued
1,567	VMware, Inc., Class A	$178,607
2,930	Vonage Holdings Corp.*	55,201
758	Workday, Inc., Class A*	105,802
7,046	Xperi Holding Corp.	101,674
645	Zendesk, Inc.*	47,775
185	Zoom Video Communications, Inc., Class A*	19,974
566	Zscaler, Inc.*	84,623

		24,966,750

Specialty Retail (2.3%):
1,093	Aaron’s Co., Inc. (The)	15,903
2,382	Abercrombie & Fitch Co., Class A*	40,303
1,111	Advance Auto Parts, Inc.	192,303
5,007	American Eagle Outfitters, Inc.	55,978
200	America’s Car-Mart, Inc.*	20,120
793	Asbury Automotive Group, Inc.*	134,287
2,111	AutoNation, Inc.*	235,925
147	AutoZone, Inc.*	315,921
3,164	Barnes & Noble Education, Inc.*	9,271
1,784	Bath & Body Works, Inc.	48,025
3,437	Bed Bath & Beyond, Inc.*^	17,082
4,465	Best Buy Co., Inc.	291,073
1,657	Big 5 Sporting Goods Corp.^	18,575
841	Boot Barn Holdings, Inc.*	57,953
583	Build-A-Bear Workshop, Inc.	9,573
760	Burlington Stores, Inc.*	103,535
2,280	Caleres, Inc.	59,827
2,685	CarMax, Inc.*	242,939
155	Carvana Co.*^	3,500
1,987	Cato Corp., Class A	23,069
7,822	Chico’s FAS, Inc.*	38,875
566	Citi Trends, Inc.*^	13,386
1,572	Conn’s, Inc.*^	12,608
3,425	Designer Brands, Inc., Class A	44,731
2,039	Dick’s Sporting Goods, Inc.^	153,679
1,082	Five Below, Inc.*	122,731
2,136	Floor & Decor Holdings, Inc., Class A*	134,483
3,374	Foot Locker, Inc.	85,194
8,563	Gap, Inc. (The)	70,559
435	Genesco, Inc.*	21,711
630	Group 1 Automotive, Inc.	106,974
2,846	Guess?, Inc.	48,524
583	Haverty Furniture Cos., Inc.	13,514
499	Hibbett, Inc.	21,811
7,303	Home Depot, Inc. (The)	2,002,994
2,840	Leslie’s, Inc.*	43,111
717	Lithia Motors, Inc.	197,039
4,751	Lowe’s Cos., Inc.	829,857
527	MarineMax, Inc.*	19,035
751	Monro, Inc.	32,203
777	Murphy U.S.A., Inc.	180,940
1,200	National Vision Holdings, Inc.*	33,000
1,542	ODP Corp. (The)*	46,630
465	O’Reilly Automotive, Inc.*	293,768
1,891	Penske Automotive Group, Inc.	197,969
1,792	Rent-A-Center, Inc.	34,854
426	RH*	90,423
4,943	Ross Stores, Inc.	347,147
1,832	Sally Beauty Holdings, Inc.*	21,837

See accompanying notes to the financial statements.

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,200	Shoe Carnival, Inc.	$25,932
1,393	Signet Jewelers, Ltd.	74,470
472	Sleep Number Corp.*	14,608
844	Sonic Automotive, Inc., Class A	30,916
1,606	Sportsman’s Warehouse Holdings, Inc.*	15,402
1,722	The Buckle, Inc.	47,682
501	The Children’s Place, Inc.*	19,499
854	Tilly’s, Inc.	5,995
10,789	TJX Cos., Inc. (The)	602,566
1,642	Tractor Supply Co.	318,302
792	Ulta Beauty, Inc.*	305,300
2,187	Urban Outfitters, Inc.*	40,809
594	Victoria’s Secret & Co.*	16,614
1,871	Williams-Sonoma, Inc.	207,588
75	Winmark Corp.	14,668
729	Zumiez, Inc.*	18,954

		8,914,054

Technology Hardware, Storage & Peripherals (5.3%):
2,378	3D Systems Corp.*	23,067
138,999	Apple, Inc.	19,003,943
728	AstroNova, Inc.*	8,721
1,682	Avid Technology, Inc.*	43,648
4,284	Dell Technologies, Inc., Class C	197,964
15,707	Hewlett Packard Enterprise Co.	208,275
10,874	HP, Inc.	356,450
4,627	NCR Corp.*	143,946
2,576	NetApp, Inc.	168,058
4,094	Pure Storage, Inc., Class A*	105,257
2,694	Seagate Technology Holdings plc	192,459
1,794	Stratasys, Ltd.*	33,620
401	Super Micro Computer, Inc.*	16,180
4,585	Western Digital Corp.*	205,545
4,758	Xerox Holdings Corp.	70,656

		20,777,789

Textiles, Apparel & Luxury Goods (0.8%):
3,367	Capri Holdings, Ltd.*	138,081
1,250	Carter’s, Inc.	88,100
1,677	Columbia Sportswear Co.	120,040
1,057	Crocs, Inc.*	51,444
810	Culp, Inc.	3,483
624	Deckers Outdoor Corp.*	159,338
1,494	Fossil Group, Inc.*	7,724
2,480	G-III Apparel Group, Ltd.*	50,170
9,857	Hanesbrands, Inc.	101,428
1,206	Kontoor Brands, Inc.	40,244
1,887	Levi Strauss & Co.	30,796
898	Lululemon Athletica, Inc.*	244,804
1,088	Movado Group, Inc.	33,652
10,496	NIKE, Inc., Class B	1,072,691
405	Oxford Industries, Inc.	35,940
1,441	PVH Corp.	81,993
1,225	Ralph Lauren Corp.	109,821
570	Rocky Brands, Inc.	19,483
3,202	Skechers U.S.A., Inc., Class A*	113,927
1,560	Steven Madden, Ltd.	50,247
700	Superior Group of Cos., Inc.	12,425
6,144	Tapestry, Inc.	187,515
3,369	Under Armour, Inc., Class A*	28,064

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,746	Under Armour, Inc., Class C*	$28,395
1,027	Unifi, Inc.*	14,440
802	Vera Bradley, Inc.*	3,481
3,169	VF Corp.	139,975
1,153	Wolverine World Wide, Inc.	23,244

		2,990,945

Thrifts & Mortgage Finance (0.5%):
1,866	Axos Financial, Inc.*	66,896
1,591	BankFinancial Corp.	14,939
3,362	Capitol Federal Financial, Inc.	30,863
2,223	Columbia Financial, Inc.*	48,484
855	ESSA Bancorp, Inc.	14,364
3,469	Essent Group, Ltd.	134,944
403	Federal Agricultural Mortgage Corp.	39,353
408	First Capital, Inc.	11,053
1,989	Flagstar Bancorp, Inc.	70,510
8	Greene County Bancorp, Inc.	362
62	Hingham Institution for Savings (The)	17,594
628	HomeStreet, Inc.	21,773
413	IF Bancorp, Inc.	7,847
2,442	Kearny Financial Corp.	27,131
1,249	Kentucky First Federal Bancorp	9,954
750	Lake Shore Bancorp, Inc.	10,500
194	LendingTree, Inc.*	8,501
1,240	Meta Financial Group, Inc.	47,951
10,413	MGIC Investment Corp.	131,204
2,681	Mr Cooper Group, Inc.*	98,500
11,597	New York Community Bancorp, Inc.	105,881
2,461	NMI Holdings, Inc., Class A*	40,976
1,501	Northfield Bancorp, Inc.	19,558
3,456	Northwest Bancshares, Inc.	44,237
1,932	Oceanfirst Financial Corp.	36,959
503	Oconee Federal Financial Corp.	11,116
465	Ocwen Financial Corp.*	12,741
1,203	PennyMac Financial Services, Inc.	52,583
1,369	Premier Financial Corp.	34,704
679	Provident Financial Holdings, Inc.	10,070
2,256	Provident Financial Services, Inc.	50,218
5,556	Radian Group, Inc.	109,175
420	Riverview Bancorp, Inc.	2,764
4,694	Rocket Cos., Inc., Class A^	34,548
561	Southern Missouri Bancorp, Inc.	25,391
1,764	Sterling Bancorp, Inc.*	10,055
733	Territorial Bancorp, Inc.	15,283
4,281	TFS Financial Corp.	58,778
559	TrustCo Bank Corp. NY	17,239
1,074	Walker & Dunlop, Inc.	103,469
2,436	Washington Federal, Inc.	73,129
728	Waterstone Financial, Inc.	12,412
1,498	Western New England BanCorp, Inc.	11,175
1,909	WSFS Financial Corp.	76,532

		1,781,716

Tobacco (0.4%):
12,442	Altria Group, Inc.	519,702
10,451	Philip Morris International, Inc.	1,031,932
518	Universal Corp.	31,339
3,098	Vector Group, Ltd.	32,529

		1,615,502

See accompanying notes to the financial statements.

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors (0.7%):
3,334	Air Lease Corp.	$111,456
948	Applied Industrial Technologies, Inc.	91,169
2,106	Beacon Roofing Supply, Inc.*	108,164
1,071	Boise Cascade Co.	63,714
644	DXP Enterprises, Inc.*	19,726
7,240	Fastenal Co.	361,421
876	GATX Corp.	82,484
977	Global Industrial Co.	32,993
1,243	GMS, Inc.*	55,313
1,047	H&E Equipment Services, Inc.	30,332
958	Herc Holdings, Inc.	86,364
870	Kaman Corp., Class A	27,188
2,381	MRC Global, Inc.*	23,715
1,149	MSC Industrial Direct Co., Inc.	86,301
3,189	NOW, Inc.*	31,188
1,547	Rush Enterprises, Inc., Class A	74,565
365	Rush Enterprises, Inc., Class B	18,108
1,003	SiteOne Landscape Supply, Inc.*	119,227
1,757	Textainer Group Holdings, Ltd.	48,159
651	Titan Machinery, Inc.*	14,589
173	Transcat, Inc.*	9,828
2,472	Triton International, Ltd.	130,151
1,712	United Rentals, Inc.*	415,862
3,997	Univar Solutions, Inc.*	99,405
1,184	Veritiv Corp.*	128,523
744	W.W. Grainger, Inc.	338,096
662	Watsco, Inc.	158,099
84	Watsco, Inc., Class B	19,874
1,396	WESCO International, Inc.*	149,512

		2,935,526

Water Utilities (0.2%):
830	American States Water Co.	67,653
1,750	American Water Works Co., Inc.	260,348
491	Artesian Resources Corp.	24,142
1,107	California Water Service Group	61,494
2,315	Essential Utilities, Inc.	106,143
355	Middlesex Water Co.	31,126
669	Pure Cycle Corp.*	7,051
498	SJW Group	31,080
372	York Water Co. (The)	15,040

		604,077

Shares or Principal Amount		Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
2,565	Gogo, Inc.*	$41,527
1,333	Shenandoah Telecommunications Co.	29,593
1,649	Spok Holdings, Inc.	10,389
2,954	Telephone & Data Systems, Inc.	46,644
6,034	T-Mobile US, Inc.*	811,814
1,151	United States Cellular Corp.*	33,333

		973,300

Total Common Stocks (Cost $253,033,170)		387,563,078

Preferred Stock (0.1%):
Trading Companies & Distributors (0.1%):
1,076	WESCO International, Inc., Series A	29,504

Total Preferred Stock (Cost $28,514)		29,504

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,427

Health Care (0.0%†):
1,297	Zogenix, Inc. CVR, Expires on 1/1/25*(a)	882

Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*(a)	173

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	—

Total Rights (Cost $173)		6,482

Short-Term Security Held as Collateral for Securities on Loan (0.4%):
1,623,672	BlackRock Liquidity FedFund, Institutional Class , 0.19%(b)(c)	1,623,672

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,623,672)		1,623,672

Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
1,648,374	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	1,648,374

Total Unaffiliated Investment Company (Cost $1,648,374)		1,648,374

Total Investment Securities (Cost $256,333,903) — 100.5%		390,871,110
Net other assets (liabilities) — (0.5)%		(1,772,683)

Net Assets — 100.0%		$389,098,427

Percentages indicated are based on net assets as of June 30, 2022.

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,536,030.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.01% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$256,333,903

Investment securities, at value(a)	$390,871,110
Interest and dividends receivable	272,151
Receivable for investments sold	110,307
Reclaims receivable	2,647
Prepaid expenses	1,209

Total Assets	391,257,424

Liabilities:
Cash overdraft	7,298
Payable for investments purchased	201,491
Payable for collateral received on loaned securities	1,623,672
Manager fees payable	179,104
Administration fees payable	50,138
Distribution fees payable	82,918
Custodian fees payable	1,144
Administrative and compliance services fees payable	452
Transfer agent fees payable	969
Trustee fees payable	3,841
Other accrued liabilities	7,970

Total Liabilities	2,158,997

Net Assets	$389,098,427

Net Assets Consist of:
Paid in capital	$186,457,492
Total distributable earnings	202,640,935

Net Assets	$389,098,427

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,345,618
Net Asset Value (offering and redemption price per share)	$13.73

(a)	Includes securities on loan of $1,536,030.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$3,532,011
Income from securities lending	2,282
Foreign withholding tax	(1,128)

Total Investment Income	3,533,165

Expenses:
Management fees	1,777,935
Administration fees	51,107
Distribution fees	555,604
Custodian fees	5,168
Administrative and compliance services fees	2,781
Transfer agent fees	2,856
Trustee fees	10,993
Professional fees	8,885
Shareholder reports	2,888
Other expenses	5,267

Total expenses before reductions	2,423,484
Less Management fees contractually waived	(577,830)

Net Expenses	1,845,654

Net Investment Income/(Loss)	1,687,511

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	12,834,784
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(105,666,889)

Net realized and Change in net unrealized gains/losses on investments	(92,832,105)

Change in Net Assets Resulting From Operations	$(91,144,594)

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,687,511	$3,094,263
Net realized gains/(losses) on investments	12,834,784	52,255,025
Change in unrealized appreciation/depreciation on investments	(105,666,889)	62,514,091

Change in net assets resulting from operations	(91,144,594)	117,863,379

Distributions to Shareholders:
Distributions	—	(42,256,910)

Change in net assets resulting from distributions to shareholders	—	(42,256,910)

Capital Transactions:
Proceeds from shares issued	457,484	38,872,269
Proceeds from dividends reinvested	—	42,256,910
Value of shares redeemed	(24,145,520)	(131,585,201)

Change in net assets resulting from capital transactions	(23,688,036)	(50,456,022)

Change in net assets	(114,832,630)	25,150,447
Net Assets:
Beginning of period	503,931,057	478,780,610

End of period	$389,098,427	$503,931,057

Share Transactions:
Shares issued	29,683	2,341,451
Dividends reinvested	—	2,693,238
Shares redeemed	(1,487,354)	(7,999,959)

Change in shares	(1,457,671)	(2,965,270)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$16.91		$14.61	$13.53	$11.32	$12.76	$10.74

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.11 (a)	0.12 (a)	0.13 (a)	0.16	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(3.24)		3.76	2.13	3.08	(1.06)	2.04

Total from Investment Activities	(3.18)		3.87	2.25	3.21	(0.90)	2.19

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.16)	(0.15)	(0.15)	(0.14)
Net Realized Gains	—		(1.41)	(1.01)	(0.85)	(0.39)	(0.03)

Total Dividends	—		(1.57)	(1.17)	(1.00)	(0.54)	(0.17)

Net Asset Value, End of Period	$13.73		$16.91	$14.61	$13.53	$11.32	$12.76

Total Return(b)	(18.81	)%(c)	27.31%	17.70%	29.36%	(7.52)%	20.45%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$389,098		$503,931	$478,781	$496,318	$463,537	$584,221
Net Investment Income/(Loss)(d)	0.76%		0.64%	0.95%	1.03%	1.00%	1.02%
Expenses Before Reductions(d)(e)	1.09%		1.10%	1.11%	1.10%	1.10%	1.10%
Expenses Net of Reductions(d)	0.83%		0.84%	0.85%	0.84%	0.84%	0.84%
Portfolio Turnover Rate	2	%(c)	9%	11%	4%	4%	2%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust,

25

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $249 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,623,672 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.54% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$387,539,835	$—	$23,243	$387,563,078
Preferred Stock+	29,504	—	—	29,504
Rights+	—	5,427	1,055	6,482
Short-Term Security Held as Collateral for Securities on Loan	1,623,672	—	—	1,623,672
Unaffiliated Investment Company	1,648,374	—	—	1,648,374

Total Investment Securities	$390,841,385	$5,427	$24,298	$390,871,110

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Core Equity Fund	$8,919,733	$30,247,667

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $267,288,229. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$256,942,899
Unrealized (depreciation)	(17,760,388)

Net unrealized appreciation/(depreciation)	$239,182,511

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Core Equity Fund	$5,012,752	$37,244,158	$42,256,910

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Core Equity Fund	$3,464,909	$51,138,109	$—	$239,182,511	$293,785,529

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, return of capital from underlying investments and other miscellaneous differences.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

30

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

31

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 26

Statement Regarding the Trust’s Liquidity Risk Management Program Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA U.S. Small Cap Fund	$1,000.00	$818.10	$4.55	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.79	$5.06	1.01%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	20.6%

Industrials	18.8

Health Care	12.3

Information Technology	12.0

Consumer Discretionary	11.3

Materials	6.7

Energy	6.7

Consumer Staples	4.5

Utilities	3.6

Communication Services	2.5

Real Estate	0.8

Total Common Stocks and Preferred Stocks	99.8

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	0.6

Unaffiliated Investment Company	0.4

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.2%):
2,230	AAR Corp.*	$93,303
4,501	Aerojet Rocketdyne Holdings, Inc.*	182,741
1,828	AeroVironment, Inc.*	150,262
2,615	Astronics Corp.*	26,594
392	Astronics Corp., Class B*	3,767
2,196	BWX Technologies, Inc.	120,978
1,113	Curtiss-Wright Corp.	146,983
766	Ducommun, Inc.*	32,969
2,314	Hexcel Corp.	121,045
3,376	Innovative Solutions & Support, Inc.*	24,307
6,280	Kratos Defense & Security Solutions, Inc.*	87,166
1,825	Maxar Technologies, Inc.	47,614
1,336	Mercury Systems, Inc.*	85,945
1,513	Moog, Inc., Class A	120,117
516	National Presto Industries, Inc.	33,870
2,564	Park Aerospace Corp., Class C	32,717
1,291	Parsons Corp.*	52,182
759	Vectrus, Inc.*	25,396

		1,387,956

Air Freight & Logistics (0.5%):
738	Air T, Inc.	12,148
5,302	Air Transport Services Group, Inc.*	152,326
743	Atlas Air Worldwide Holdings, Inc.*	45,851
1,567	Forward Air Corp.	144,101
242	GXO Logistics, Inc.*	10,471
1,957	Hub Group, Inc., Class A*	138,830
5,212	Radiant Logistics, Inc.*	38,673
1,561	XPO Logistics, Inc.*	75,178

		617,578

Airlines (0.7%):
7,882	Alaska Air Group, Inc.*	315,674
1,401	Allegiant Travel Co.*	158,439
899	Copa Holdings SA, Class A*	56,970
3,192	Hawaiian Holdings, Inc.*	45,678
12,473	JetBlue Airways Corp.*	104,399
2,017	SkyWest, Inc.*	42,861
4,325	Spirit Airlines, Inc.*	103,108

		827,129

Auto Components (1.2%):
4,444	Adient plc*	131,676
4,351	American Axle & Manufacturing Holdings, Inc.*	32,763
151	Autoliv, Inc.	10,807
2,031	Cooper-Standard Holdings, Inc.*	10,135
7,251	Dana, Inc.	102,022
1,611	Dorman Products, Inc.*	176,743
2,028	Fox Factory Holding Corp.*	163,335
570	Gentex Corp.	15,943
1,825	Gentherm, Inc.*	113,898
14,426	Goodyear Tire & Rubber Co. (The)*	154,502
1,306	LCI Industries	146,115
4,052	Modine Manufacturing Co.*	42,668
1,911	Motorcar Parts of America, Inc.*	25,072
928	Patrick Industries, Inc.	48,107
1,385	Standard Motor Products, Inc.	62,311
1,639	Stoneridge, Inc.*	28,109

Shares		Value
Common Stocks, continued
Auto Components, continued
1,139	Tenneco, Inc.*	$19,545
1,448	Visteon Corp.*	149,984

		1,433,735

Automobiles (0.2%):
4,267	Harley-Davidson, Inc.	135,093
948	Thor Industries, Inc.	70,844
1,823	Winnebago Industries, Inc.	88,525

		294,462

Banks (11.9%):
1,184	1st Source Corp.	53,754
410	ACNB Corp.	12,173
880	Allegiance Bancshares, Inc.	33,229
600	Amalgamated Financial Corp.	11,868
846	Amerant Bancorp, Inc.	23,790
939	American National Bankshares, Inc.	32,499
4,283	Ameris Bancorp	172,091
1,149	Ames National Corp.	25,485
981	Arrow Financial Corp.	31,206
9,622	Associated Banc-Corp.	175,698
4,960	Atlantic Union Bankshares Corp.	168,243
13	Auburn National BanCorp, Inc.	352
3,921	Banc of California, Inc.	69,088
1,785	BancFirst Corp.	170,842
3,525	Bancorp, Inc. (The)*	68,808
2,673	Bank of Hawaii Corp.	198,871
1,191	Bank of Marin Bancorp	37,850
2,482	Bank of NT Butterfield & Son, Ltd. (The)	77,414
485	Bank of South Carolina Corp.	8,439
6,495	Bank OZK	243,757
4,416	BankUnited, Inc.	157,077
2,207	Banner Corp.	124,055
872	Bar Harbor Bankshares	22,550
1,217	Baycom Corp.	25,168
595	BCB Bancorp, Inc.	10,133
2,938	Berkshire Hills Bancorp, Inc.	72,774
2,703	BOK Financial Corp.	204,293
3,537	Brookline Bancorp, Inc.	47,077
667	Business First Bancshares, Inc.	14,214
2,546	Byline BanCorp, Inc.	60,595
227	C&F Financial Corp.	10,435
10,228	Cadence Bank	240,153
436	Cambridge Bancorp	36,057
1,059	Camden National Corp.	46,649
1,471	Capital City Bank Group, Inc.	41,026
700	Capstar Financial Holdings, Inc.	13,734
3,988	Cathay General Bancorp	156,130
1,646	CBTX, Inc.	43,767
1,822	Central Pacific Financial Corp.	39,082
1,141	Central Valley Community Bancorp	16,544
668	Chemung Financial Corp.	31,396
1,509	Citizens & Northern Corp.	36,473
718	Citizens Holding Co.	13,139
798	City Holding Co.	63,744
822	Civista Bancshares, Inc.	17,476
1,205	CNB Financial Corp.	29,149
271	Coastal Financial Corp.*	10,331

See accompanying notes to the financial statements.

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
85	Codorus Valley Bancorp, Inc.	$1,913
56	Colony Bankcorp, Inc.	845
4,190	Columbia Banking System, Inc.	120,043
2,562	Community Bank System, Inc.	162,123
1,343	Community Trust Bancorp, Inc.	54,311
525	Community West Bancshares	7,513
2,115	ConnectOne Bancorp, Inc.	51,712
2,253	CrossFirst Bankshares, Inc.*	29,740
256	Cullen/Frost Bankers, Inc.	29,811
2,120	Customers Bancorp, Inc.*	71,868
6,743	CVB Financial Corp.	167,294
2,220	Dime Community Bancshares, Inc.	65,823
609	Eagle Bancorp Montana, Inc.	12,125
1,599	Eagle Bancorp, Inc.	75,809
2,149	Enterprise Financial Services Corp.	89,183
924	Equity Bancshares, Inc.	26,944
534	Evans Bancorp, Inc.	18,151
16,632	F.N.B. Corp.	180,624
2,582	Farmers National Banc Corp.	38,730
2,391	FB Financial Corp.	93,775
1,248	Financial Institutions, Inc.	32,473
10,810	First BanCorp	139,557
1,106	First Bancorp, Inc. (The)	33,324
1,761	First Bancorp/Southern Pines NC	61,459
1,053	First Bancshares, Inc. (The)	30,116
2,776	First Busey Corp.	63,432
940	First Business Financial Services, Inc.	29,319
4,622	First Commonwealth Financial Corp.	62,027
1,099	First Community Bankshares	32,322
4,894	First Financial Bancorp	94,944
3,009	First Financial Bankshares, Inc.	118,163
812	First Financial Corp.	36,134
1,717	First Financial Northwest, Inc.	26,682
2,543	First Foundation, Inc.	52,081
6,483	First Hawaiian, Inc.	147,229
402	First Internet BanCorp	14,802
4,476	First Interstate BancSystem, Inc., Class A	170,580
2,751	First Merchants Corp.	97,991
720	First Mid Bancshares, Inc.	25,682
1,367	First of Long Island Corp. (The)	23,963
84	First Savings Financial Group, Inc.	2,011
234	First United Corp.	4,390
908	First US Bancshares, Inc.	9,988
1,779	Flushing Financial Corp.	37,822
8,311	Fulton Financial Corp.	120,094
1,637	German American Bancorp, Inc.	55,953
5,467	Glacier Bancorp, Inc.	259,245
1,038	Great Southern Bancorp, Inc.	60,785
440	Guaranty Bancshares, Inc.	15,950
4,491	Hancock Whitney Corp.	199,086
1,888	Hanmi Financial Corp.	42,367
3,865	HarborOne Bancorp, Inc.	53,298
45	Hawthorn Bancshares, Inc.	1,140
2,024	Heartland Financial USA, Inc.	84,077
2,153	Heritage Financial Corp.	54,169
4,406	Hertiage Commerce Corp.	47,100
4,106	Hilltop Holdings, Inc.	109,466

Shares		Value
Common Stocks, continued
Banks, continued
8,713	Home Bancshares, Inc.	$180,969
1,139	Hometrust Bancshares, Inc.	28,475
5,930	Hope BanCorp, Inc.	82,071
3,456	Horizon Bancorp, Inc.	60,204
2,325	Independent Bank Corp.	184,675
2,159	Independent Bank Group, Inc.	146,618
3,151	International Bancshares Corp.	126,292
4,232	Lakeland Bancorp, Inc.	61,872
1,317	Lakeland Financial Corp.	87,475
950	Landmark Bancorp, Inc.	24,073
1,512	LCNB Corp.	22,604
2,612	Live Oak Bancshares, Inc.	88,521
3,707	Macatawa Bank Corp.	32,770
1,159	Mercantile Bank Corp.	37,030
400	Metropolitan Bank Holding Corp.*	27,768
1,651	Midland States BanCorp, Inc.	39,690
1,041	MidWestone Financial Group, Inc.	30,939
300	MVB Financial Corp.	9,333
1,523	National Bank Holdings Corp.	58,285
769	National Bankshares, Inc.	24,147
2,224	NBT Bancorp, Inc.	83,600
974	Nicolet Bankshares, Inc.*	70,459
822	Northeast Bank	30,028
657	Northrim Bancorp, Inc.	26,451
609	Norwood Financial Corp.	14,774
2,428	OFG Bancorp	61,671
183	Ohio Valley Banc Corp.	5,523
14,709	Old National Bancorp	217,546
1,004	Old Point Financial Corp.	25,381
3,314	Old Second Bancorp, Inc.	44,341
1,182	Origin Bancorp, Inc.	45,862
1,208	Orrstown Financial Services, Inc.	29,197
4,752	Pacific Premier Bancorp, Inc.	138,948
6,187	PacWest Bancorp	164,945
534	Park National Corp.	64,747
1,636	Parke Bancorp, Inc.	34,291
1,140	Peapack-Gladstone Financial Corp.	33,858
952	Penns Woods Bancorp, Inc.	21,982
434	Peoples Bancorp of North Carolina, Inc.	11,787
2,085	Peoples Bancorp, Inc.	55,461
1,459	Pinnacle Financial Partners, Inc.	105,500
3,166	Popular, Inc.	243,560
977	Preferred Bank Los Angeles	66,456
2,309	Primis Financial Corp.	31,472
474	Prosperity Bancshares, Inc.	32,360
1,228	QCR Holdings, Inc.	66,300
351	Rbb BanCorp	7,255
2,844	Renasant Corp.	81,936
1,249	Republic Bancorp, Inc., Class A	60,264
6,466	Republic First Bancorp, Inc.*	24,635
2,122	S&T Bancorp, Inc.	58,206
320	Salisbury Bancorp, Inc.	15,110
2,295	Sandy Spring Bancorp, Inc.	89,666
579	SB Financial Group, Inc.	9,994
3,087	Seacoast Banking Corp of Florida	101,994
3,347	ServisFirst Bancshares, Inc.	264,145
1,438	Shore Bancshares, Inc.	26,603

See accompanying notes to the financial statements.

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,279	Sierra Bancorp	$27,793
6,442	Simmons First National Corp., Class A	136,957
562	Southern First Bancshares, Inc.*	24,498
1,502	Southside Bancshares, Inc.	56,205
3,591	SouthState Corp.	277,046
1,444	Stock Yards Bancorp, Inc.	86,380
682	Summit Financial Group, Inc.	18,946
1,323	Summit State Bank	20,136
4,275	Synovus Financial Corp.	154,114
2,562	Texas Capital Bancshares, Inc.*	134,864
694	Tompkins Financial Corp.	50,037
3,635	TowneBank	98,690
1,824	TriCo Bancshares	83,247
1,397	Triumph BanCorp, Inc.*	87,396
3,236	Trustmark Corp.	94,459
2,644	UMB Financial Corp.	227,648
11,136	Umpqua Holdings Corp.	186,751
249	Union Bankshares, Inc.	6,511
450	United Bancshares, Inc.	12,807
7,271	United Bankshares, Inc.	254,994
5,096	United Community Banks, Inc.	153,848
916	United Security Bancshares	6,980
42	Unity Bancorp, Inc.	1,112
1,651	Univest Financial Corp.	42,001
21,320	Valley National Bancorp	221,941
1,563	Veritex Holdings, Inc.	45,733
1,097	Washington Trust Bancorp	53,062
5,812	Webster Financial Corp.	244,976
3,367	WesBanco, Inc.	106,768
1,569	West BanCorp, Inc.	38,189
1,354	Westamerica BanCorp	75,364
3,109	Wintrust Financial Corp.	249,186

		14,044,994

Beverages (0.4%):
36	Boston Beer Co., Inc. (The), Class A*	10,907
321	Celsius Holdings, Inc.*	20,948
507	Coca-Cola Consolidated, Inc.	285,897
1,140	MGP Ingredients, Inc.	114,103
1,268	National Beverage Corp.	62,056
3,800	NewAge, Inc.*	851
985	Willamette Valley Vineyards, Inc.*	6,176

		500,938

Biotechnology (3.4%):
1,733	AC Immune SA*	6,256
1,950	ACADIA Pharmaceuticals, Inc.*	27,476
3,308	Adverum Biotechnologies, Inc.*	3,970
3,984	Aeglea BioTherapeutics, Inc.*	2,012
3,040	Agios Pharmaceuticals, Inc.*	67,397
13,598	Akebia Therapeutics, Inc.*	4,801
2,076	Akero Therapeutics, Inc.*	19,618
1,262	Albireo Pharma, Inc.*	25,063
8,283	Alkermes plc*	246,751
2,613	Allogene Therapeutics, Inc.*	29,788
2,056	AnaptysBio, Inc.*	41,737
629	Applied Therapeutics, Inc.*	596
283	Arcturus Therapeutics Holdings, Inc.*	4,454

Shares		Value
Common Stocks, continued
Biotechnology, continued
629	Arcus Biosciences, Inc.*	$15,939
3,361	Arcutis Biotherapeutics, Inc.*	71,623
6,613	Ardelyx, Inc.*	3,901
4,656	Atara Biotherapeutics, Inc.*	36,270
2,342	Atreca, Inc., Class A*	4,192
2,657	Avid Bioservices, Inc.*	40,546
1,475	Avidity Biosciences, Inc.*	21,432
1,944	Axcella Health, Inc.*	3,946
926	Bluebird Bio, Inc.*	3,834
1,718	Blueprint Medicines Corp.*	86,776
2,880	Cara Therapeutics, Inc.*	26,294
1,034	CareDx, Inc.*	22,210
142	CASI Pharmaceuticals, Inc.*	406
606	Castle Biosciences, Inc.*	13,302
5,557	Catalyst Pharmaceuticals, Inc.*	38,955
236	ChemoCentryx, Inc.*	5,848
6,991	Chimerix, Inc.*	14,541
2,139	Chinook Therapeutics, Inc.*	37,411
3,561	Concert Pharmaceuticals, Inc.*	14,992
2,225	Crinetics Pharmaceuticals, Inc.*	41,496
893	CRISPR Therapeutics AG*	54,268
1,634	Cue Biopharma, Inc.*	4,069
2,539	Cytomx Therapeutics, Inc.*	4,646
1,720	Deciphera Pharmaceuticals, Inc.*	22,618
3,786	Denali Therapeutics, Inc.*	111,422
902	Eagle Pharmaceuticals, Inc.*	40,076
3,422	Editas Medicine, Inc.*	40,482
1,660	Eiger BioPharmaceuticals, Inc.*	10,458
2,263	Emergent BioSolutions, Inc.*	70,244
1,198	Enanta Pharmaceuticals, Inc.*	56,629
11,564	Exelixis, Inc.*	240,763
2,705	G1 Therapeutics, Inc.*^	13,363
707	Global Blood Therapeutics, Inc.*	22,589
2,547	Gritstone bio, Inc.*	6,164
7,563	Halozyme Therapeutics, Inc.*	332,772
1,570	Harpoon Therapeutics, Inc.*	2,999
1,889	Ideaya Biosciences, Inc.*	26,068
196	IGM Biosciences, Inc.*	3,534
592	ImmuCell Corp.*	5,145
1,281	Immunovant, Inc.*	4,996
3,325	Infinity Pharmaceuticals, Inc.*	2,102
921	Insmed, Inc.*	18,162
3,348	Intellia Therapeutics, Inc.*	173,292
428	Ionis Pharmaceuticals, Inc.*	15,845
2,237	Iovance Biotherapeutics, Inc.*	24,697
9,160	Ironwood Pharmaceuticals, Inc.*	105,615
4,709	IVERIC bio, Inc.*	45,301
3,800	Jounce Therapeutics, Inc.*	11,514
856	KalVista Pharmaceuticals, Inc.*	8,423
606	Karuna Therapeutics, Inc.*	76,665
1,356	Kezar Life Sciences, Inc.*^	11,214
514	Kiniksa Pharmaceuticals, Ltd., Class A*	4,981
1,081	Krystal Biotech, Inc.*	70,978
2,093	Kura Oncology, Inc.*	38,365
4,768	Lexicon Pharmaceuticals, Inc.*	8,868
830	Ligand Pharmaceuticals, Inc.*	74,053
3,472	Macrogenics, Inc.*	10,242

See accompanying notes to the financial statements.

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
493	Madrigal Pharmaceuticals, Inc.*	$35,289
2,522	Magenta Therapeutics, Inc.*	3,026
900	MediciNova, Inc.*	2,277
2,101	MeiraGTx Holdings plc*	15,905
1,843	Mersana Therapeutics, Inc.*	8,515
123	Mirati Therapeutics, Inc.*	8,257
711	Molecular Templates, Inc.*	648
710	Morphic Holding, Inc.*	15,407
4,120	Myriad Genetics, Inc.*	74,860
326	Nurix Therapeutics, Inc.*	4,130
26,516	OPKO Health, Inc.*	67,085
14,857	PDL BioPharma, Inc.*	36,103
2,083	Precision BioSciences, Inc.*	3,333
2,098	Protagonist Therapeutics, Inc.*	16,595
2,444	Prothena Corp. plc*	66,355
1,221	RAPT Therapeutics, Inc.*	22,283
2,449	REGENXBIO, Inc.*	60,490
427	Repare Therapeutics, Inc.*	5,974
1,686	Replimune Group, Inc.*	29,471
667	REVOLUTION Medicines, Inc.*	13,000
1,106	Rhythm Pharmaceuticals, Inc.*^	4,590
2,920	Rocket Pharmaceuticals, Inc.*	40,179
1,935	Sage Therapeutics, Inc.*	62,501
10,666	Sangamo Therapeutics, Inc.*	44,157
1,550	Scholar Rock Holding Corp.*	8,510
9,500	Spectrum Pharmaceuticals, Inc.*	7,410
1,478	Spero Therapeutics, Inc.*	1,095
1,098	SpringWorks Therapeutics, Inc.*	27,033
954	Stoke Therapeutics, Inc.*	12,602
1,866	Surface Oncology, Inc.*	3,060
1,873	Sutro Biopharma, Inc.*	9,758
2,101	Syndax Pharmaceuticals, Inc.*	40,423
1,755	TCR2 Therapeutics, Inc.*	5,090
2,757	Travere Therapeutics, Inc.*	66,802
533	Turning Point Therapeutics, Inc.*	40,108
1,741	Ultragenyx Pharmaceutical, Inc.*	103,868
303	United Therapeutics Corp.*	71,399
3,525	Vanda Pharmaceuticals, Inc.*	38,423
2,332	Vaxart, Inc.*	8,162
3,366	VBI Vaccines, Inc.*	2,721
8,204	Verastem, Inc.*	9,517
1,032	Vericel Corp.*	25,986
4,488	Viking Therapeutics, Inc.*	12,970
1,685	Voyager Therapeutics, Inc.*	9,958
3,464	Xencor, Inc.*	94,810
1,840	Y-mAbs Therapeutics, Inc.*	27,839
784	Zentalis Pharmaceuticals, Inc.*	22,030

		4,047,459

Building Products (1.4%):
2,833	AAON, Inc.	155,135
447	Advanced Drainage Systems, Inc.	40,261
824	American Woodmark Corp.*	37,088
1,202	Apogee Enterprises, Inc.	47,143
3,100	Armstrong World Industries, Inc.	232,376
1,277	AZEK Co., Inc. (The)*	21,377
3,446	Cornerstone Building Brands, Inc.*	84,393

Shares		Value
Common Stocks, continued
Building Products, continued
815	Csw Industrials, Inc.	$83,970
1,452	Gibraltar Industries, Inc.*	56,265
1,043	Griffon Corp.	29,235
1,762	Insteel Industries, Inc.	59,327
3,941	JELD-WEN Holding, Inc.*	57,499
871	Masonite International Corp.*	66,919
3,341	PGT Innovations, Inc.*	55,594
2,436	Quanex Building Products Corp.	55,419
3,705	Resideo Technologies, Inc.*	71,951
2,049	Simpson Manufacturing Co., Inc.	206,150
377	Trex Co., Inc.*	20,516
2,113	UFP Industries, Inc.	143,980
5,918	Zurn Water Solutions Corp.	161,206

		1,685,804

Capital Markets (1.9%):
2,587	Affiliated Managers Group, Inc.	301,644
3,495	Artisan Partners Asset Management, Inc., Class A	124,317
866	Assetmark Financial Holdings, Inc.*	16,255
16,135	BGC Partners, Inc., Class A	54,375
1,300	Blucora, Inc.*	23,998
2,455	Brightsphere Investment Group, Inc.	44,215
2,537	Cohen & Steers, Inc.	161,328
300	Cowen, Inc., Class A	7,107
239	Diamond Hill Investment Group	41,500
1,933	Donnelley Financial Solutions, Inc.*	56,618
4,076	Federated Hermes, Inc., Class B	129,576
989	GAMCO Investors, Inc., Class A	20,670
1,990	Greenhill & Co., Inc.	18,348
2,346	Hamilton Lane, Inc.	157,604
211	Hennessy Advisors, Inc.	2,203
2,282	Houlihan Lokey, Inc.	180,118
1,879	Janus Henderson Group plc	44,175
2,086	Lazard, Ltd., Class A^	67,607
1,783	Manning & Napier, Inc.	22,234
3,118	Moelis & Co., Class A	122,693
1,743	Open Lending Corp.*	17,831
853	Oppenheimer Holdings, Inc., Class A	28,183
671	Piper Sandler Cos.	76,065
1,393	PJT Partners, Inc.	97,900
2,624	Pzena Investment Management, Inc.	17,292
3,824	Safeguard Scientifics, Inc.*	14,264
1,619	Silvercrest Asset Management Group, Inc., Class A	26,568
900	Stifel Financial Corp.	50,418
984	StoneX Group, Inc.*	76,821
207	Value Line, Inc.	13,672
5,549	Virtu Financial, Inc., Class A	129,902
411	Virtus Investment Partners, Inc.	70,289
1,478	Westwood Holdings, Inc.	20,396
10,429	WisdomTree Investments, Inc.	52,875

		2,289,061

Chemicals (3.5%):
1,064	Advanced Emmissions Solutions*	4,990
2,212	AdvanSix, Inc.	73,969
1,429	Agrofresh Solutions, Inc.*	2,558
2,805	American Vanguard Corp.	62,692
3,211	Ashland Global Holdings, Inc.	330,894

See accompanying notes to the financial statements.

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
4,798	Avient Corp.	$192,304
1,100	Axalta Coating Systems, Ltd.*	24,321
2,148	Balchem Corp.	278,681
3,126	Cabot Corp.	199,408
639	Chase Corp.	49,721
8,634	Chemours Co. (The)	276,461
1,403	Core Molding Technologies, Inc.*	12,894
6,378	Ecovyst, Inc.	62,823
12,993	Element Solutions, Inc.	231,275
2,318	Flotek Industries, Inc.*	2,299
3,777	Futurefuel Corp.	27,497
570	GCP Applied Technologies, Inc.*	17,830
2,900	H.B. Fuller Co.	174,609
1,565	Hawkins, Inc.	56,387
2,564	Huntsman Corp.	72,689
1,866	Ingevity Corp.*	117,819
1,207	Innospec, Inc.	115,619
1,047	Intrepid Potash, Inc.*	47,419
1,147	Koppers Holdings, Inc.	25,968
5,083	Kronos Worldwide, Inc.	93,527
8,513	Livent Corp.*	193,160
5,685	LSB Industries, Inc.*	78,794
1,815	Minerals Technologies, Inc.	111,332
389	NewMarket Corp.	117,073
1,786	Northern Technologies International Corp.	16,699
3,614	Olin Corp.	167,256
2,431	Orion Engineered Carbons SA	37,753
241	Quaker Chemical Corp.	36,034
5,893	Rayonier Advanced Materials, Inc.*	15,440
362	Scotts Miracle-Gro Co. (The)	28,594
2,197	Sensient Technologies Corp.	176,990
1,187	Stepan Co.	120,302
2,589	Tredegar Corp.	25,890
2,135	Trinseo PLC	82,112
7,762	Tronox Holdings plc, Class A	130,402
8,685	Valvoline, Inc.	250,389
8,372	Venator Materials plc*	17,414

		4,160,288

Commercial Services & Supplies (2.1%):
4,794	ABM Industries, Inc.	208,156
7,062	ACCO Brands Corp.	46,115
675	Acme United Corp.	21,377
1,342	ADT, Inc.	8,253
2,694	Brady Corp., Class A	127,265
3,882	BrightView Holdings, Inc.*	46,584
3,444	Brink’s Co. (The)	209,085
2,801	Casella Waste Systems, Inc.*	203,577
4,565	CECO Environmental Corp.*	27,299
1,426	Cimpress plc*	55,471
436	Civeo Corp.*	11,279
2,550	Clean Harbors, Inc.*	223,559
325	CompX International, Inc.	7,537
1,356	Deluxe Corp.	29,385
2,494	Ennis, Inc.	50,454
3,751	Healthcare Services Group, Inc.	65,305
1,000	Heritage-Crystal Clean, Inc.*	26,960

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,059	HNI Corp.	$71,427
1,677	IAA, Inc.*	54,955
3,774	Interface, Inc.	47,326
3,764	KAR Auction Services, Inc.*	55,594
2,673	Kimball International, Inc., Class B	20,502
1,775	Matthews International Corp., Class A	50,889
1,489	McGrath Rentcorp	113,164
3,964	MillerKnoll, Inc.	104,134
506	MSA Safety, Inc.	61,261
2,566	NL Industries, Inc.	25,326
2,198	Perma-Fix Environmental Services, Inc.*	11,408
10,503	Pitney Bowes, Inc.	38,021
5,379	Quad Graphics, Inc.*	14,792
1,749	SP Plus Corp.*	53,729
4,831	Steelcase, Inc., Class A	51,837
1,241	Stericycle, Inc.*	54,418
27	Team, Inc.*	20
308	Tetra Tech, Inc.	42,057
763	UniFirst Corp.	131,373
3,364	Virco Manufacturing Co.*	12,951
1,177	Vse Corp.	44,232

		2,427,077

Communications Equipment (1.0%):
2,622	ADTRAN, Inc.	45,964
1,444	Applied Optoelectronics, Inc.*	2,238
682	Aviat Networks, Inc.*	17,077
900	BK Technologies Corp.	2,385
3,195	CalAmp Corp.*	13,323
3,497	Calix, Inc.*	119,388
3,508	Casa Systems, Inc.*	13,786
980	Clearfield, Inc.*	60,711
1,300	CommScope Holding Co., Inc.*	7,956
1,983	Comtech Telecommunications Corp.	17,986
2,559	Digi International, Inc.*	61,979
1,222	DZS, Inc.*	19,882
3,157	EMCORE Corp.*	9,692
4,014	Extreme Networks, Inc.*	35,805
6,919	Harmonic, Inc.*	59,988
9,258	Infinera Corp.*	49,623
1,456	InterDigital, Inc.	88,525
2,325	KVH Industries, Inc.*	20,227
1,172	Lantronix, Inc.*	6,305
1,612	Lumentum Holdings, Inc.*	128,025
1,769	NETGEAR, Inc.*	32,762
4,188	NetScout Systems, Inc.*	141,764
2,391	Network-1 Technologies, Inc.	5,738
131	Optical Cable Corp.*	473
376	Plantronics, Inc.*	14,920
7,260	Ribbon Communications, Inc.*	22,070
3,617	ViaSat, Inc.*	110,789
9,904	Viavi Solutions, Inc.*	131,030

		1,240,411

Construction & Engineering (1.6%):
2,056	Ameresco, Inc., Class A*	93,671
6,231	API Group Corp.*	93,278
3,325	Arcosa, Inc.	154,380

See accompanying notes to the financial statements.

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
952	Argan, Inc.	$35,529
1,799	Comfort Systems USA, Inc.	149,587
1,234	Concrete Pumping Holdings, Inc.*	7,478
999	Construction Partners, Inc., Class A*	20,919
1,242	Dycom Industries, Inc.*	115,556
1,063	EMCOR Group, Inc.	109,446
2,210	Granite Construction, Inc.	64,399
4,498	Great Lakes Dredge & Dock Corp.*	58,969
1,379	IES Holdings, Inc.*	41,604
1,827	MasTec, Inc.*	130,923
3,068	Matrix Service Co.*	15,524
869	MYR Group, Inc.*	76,585
879	Northwest Pipe Co.*	26,317
949	NV5 Global, Inc.*	110,786
5,203	Orion Group Holdings, Inc.*	11,863
1,563	Primoris Services Corp.	34,011
2,151	Sterling Construction Co., Inc.*	47,150
2,090	Tutor Perini Corp.*	18,350
1,133	Valmont Industries, Inc.	254,506
5,095	WillScot Mobile Mini Holdings Corp.*	165,180

		1,836,011

Construction Materials (0.3%):
1,908	Eagle Materials, Inc.	209,765
5,455	Summit Materials, Inc., Class A*	127,047
466	U.S. Lime & Minerals, Inc.	49,210

		386,022

Consumer Finance (1.0%):
1,070	Atlanticus Holdings Corp.*	37,632
1,688	Consumer Portfolio Services, Inc.*	17,302
3,041	Curo Group Holdings Corp.	16,817
1,249	Encore Capital Group, Inc.*	72,155
1,566	Enova International, Inc.*	45,132
5,775	EZCORP, Inc., Class A*	43,370
2,530	FirstCash Holdings, Inc.	175,860
2,615	Green Dot Corp., Class A*	65,663
6,374	Navient Corp.	89,172
1,353	Nelnet, Inc., Class A	115,343
1,556	Nicholas Financial, Inc.*	14,502
1,240	OneMain Holdings, Inc.	46,351
964	Oportun Financial Corp.*	7,972
2,222	PRA Group, Inc.*	80,792
3,430	PROG Holdings, Inc.*	56,595
821	Regional Mgmt Corp.	30,681
11,202	SLM Corp.	178,560
450	World Acceptance Corp.*	50,508

		1,144,407

Containers & Packaging (0.8%):
13,394	Graphic Packaging Holding Co.	274,577
1,280	Greif, Inc., Class A	79,846
874	Greif, Inc., Class B	54,441
2,948	Myers Industries, Inc.	67,008
7,172	O-I Glass, Inc.*	100,408
613	Ranpak Holdings Corp.*	4,291
4,885	Silgan Holdings, Inc.	201,995
1,491	Sonoco Products Co.	85,047

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
2,053	TriMas Corp.	$56,848
671	UFP Technologies, Inc.*	53,391

		977,852

Distributors (0.1%):
12	AMCON Distributing Co.	1,956
1,626	Educational Development Corp.	6,862
2,028	Funko, Inc., Class A*	45,265
1,262	Weyco Group, Inc.	30,856

		84,939

Diversified Consumer Services (1.1%):
2,828	2U, Inc.*	29,609
3,285	Adtalem Global Education, Inc.*	118,161
1,366	American Public Education, Inc.*	22,075
253	Bright Horizons Family Solutions, Inc.*	21,384
1,394	Carriage Services, Inc.	55,272
4,483	Frontdoor, Inc.*	107,951
201	Graham Holdings Co., Class B	113,935
2,160	Grand Canyon Education, Inc.*	203,450
8,298	H&R Block, Inc.	293,085
2,311	Laureate Education, Inc.	26,738
2,747	OneSpaWorld Holdings, Ltd.*	19,696
4,264	Perdoceo Education Corp.*	50,230
1,432	Strategic Education, Inc.	101,071
2,258	Stride, Inc.*	92,104
980	Terminix Global Holdings, Inc.*	39,837
3,444	Universal Technical Institute, Inc.*	24,556
2,647	WW International, Inc.*	16,914

		1,336,068

Diversified Financial Services (0.1%):
500	Alerus Financial Corp.	11,905
1,292	A-Mark Precious Metals, Inc.	41,667
3,167	Cannae Holdings, Inc.*	61,250

		114,822

Diversified Telecommunication Services (0.5%):
1,146	Anterix, Inc.*	47,066
879	ATN International, Inc.	41,234
2,189	Cogent Communications Holdings, Inc.	133,004
5,491	Consolidated Communications Holdings, Inc.*	38,437
2,230	EchoStar Corp., Class A*	43,039
1,571	IDT Corp.*	39,511
6,317	Iridium Communications, Inc.*	237,266
500	Telesat Corp.*	5,585

		585,142

Electric Utilities (1.1%):
4,047	ALLETE, Inc.	237,883
3,043	Genie Energy, Ltd., Class B	27,874
5,125	Hawaiian Electric Industries, Inc.	209,612
1,029	IDACORP, Inc.	108,992
1,832	MGE Energy, Inc.	142,585
2,564	Otter Tail Corp.	172,121
5,120	PNM Resources, Inc.	244,634
2,371	Portland General Electric Co.	114,590

		1,258,291

See accompanying notes to the financial statements.

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment (1.1%):
2,107	Acuity Brands, Inc.	$324,562
1,194	Allied Motion Technologies, Inc.	27,271
2,221	American Superconductor Corp.*	11,505
634	Atkore, Inc.*	52,628
1,354	AZZ, Inc.	55,270
1,177	Encore Wire Corp.	122,314
1,956	EnerSys	115,326
411	Espey Mfg. & Electronics Corp.*	5,853
9,534	GrafTech International, Ltd.	67,405
2,834	LSI Industries, Inc.	17,486
5,549	nVent Electric plc	173,850
79	Pineapple Holdings, Inc.	185
569	Powell Industries, Inc.	13,298
527	Preformed Line Products Co.	32,410
1,531	Regal Rexnord Corp.	173,799
75	Servotronics, Inc.*	844
1,994	Sunrun, Inc.*	46,580
2,714	Thermon Group Holdings, Inc.*	38,132
3,104	Ultralife Corp.*	14,123
1,134	Vicor Corp.*	62,064

		1,354,905

Electronic Equipment, Instruments & Components (2.6%):
6,544	Arlo Technologies, Inc.*	41,031
5,783	Avnet, Inc.	247,975
2,192	Badger Meter, Inc.	177,311
254	Bel Fuse, Inc., Class A	5,532
1,595	Bel Fuse, Inc., Class B	24,818
2,255	Belden, Inc.	120,124
1,596	Benchmark Electronics, Inc.	36,006
543	Coherent, Inc.*	144,557
1,611	CTS Corp.	54,855
6,442	Daktronics, Inc.*	19,390
1,365	Data I/O Corp.*	4,190
662	ePlus, Inc.*	35,165
1,860	Fabrinet*	150,846
1,055	FARO Technologies, Inc.*	32,526
640	Frequency Electronics, Inc.*	4,672
1,474	II-VI, Inc.*^	75,100
1,699	Insight Enterprises, Inc.*	146,590
124	IPG Photonics Corp.*	11,672
2,324	Itron, Inc.*	114,875
1,856	Kimball Electronics, Inc.*	37,306
4,627	Knowles Corp.*	80,186
75	Littlelfuse, Inc.	19,053
1,600	Luna Innovations, Inc.*	9,328
1,993	Methode Electronics, Inc., Class A	73,821
2,686	Napco Security Technologies, Inc.*	55,305
3,997	National Instruments Corp.	124,826
1,187	nLight, Inc.*	12,131
1,812	Novanta, Inc.*	219,741
952	OSI Systems, Inc.*	81,339
1,367	PC Connection, Inc.	60,216
1,588	Plexus Corp.*	124,658
965	Rogers Corp.*	252,917
3,446	Sanmina Corp.*	140,356
1,880	ScanSource, Inc.*	58,543

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
5,308	TTM Technologies, Inc.*	$66,350
6,181	Vishay Intertechnology, Inc.	110,145
999	Vishay Precision Group, Inc.*	29,101
2,612	Vontier Corp.	60,050
311	Wayside Technology Group, Inc.	10,338
3,952	Wireless Telecom Group, Inc.*	5,217

		3,078,162

Energy Equipment & Services (1.7%):
7,188	Archrock, Inc.	59,445
1,198	Aspen Aerogels, Inc.*	11,836
1,091	Bristow Group, Inc.*	25,529
2,624	Cactus, Inc., Class A	105,668
6,189	ChampionX Corp.	122,852
2,103	Core Laboratories NV	41,660
653	DMC Global, Inc.*	11,774
2,539	Dril-Quip, Inc.*	65,506
2,694	Expro Group Holdings NV*	31,035
618	Expro Group Holdings NV*	7,119
4,307	Exterran Corp.*	18,520
1,260	Geospace Technologies Corp.*	5,972
2,641	Gulf Island Fabrication, Inc.*	8,847
7,520	Helix Energy Solutions Group, Inc.*	23,312
5,207	Helmerich & Payne, Inc.	224,213
5,674	Liberty Oilfield Services, Inc., Class A*	72,400
595	Mammoth Energy Services, Inc.*	1,309
494	Nabors Industries, Ltd.*	66,147
2,925	National Energy Services Reunited Corp.*	19,832
1,299	Natural Gas Services Group*	14,289
8,761	Newpark Resources, Inc.*	27,072
12,860	NexTier Oilfield Solutions, Inc.*	122,299
10,984	NOV, Inc.	185,739
5,737	Oceaneering International, Inc.*	61,271
3,039	Oil States International, Inc.*	16,471
9,819	Patterson-UTI Energy, Inc.	154,747
7,231	Propetro Holding Corp.*	72,310
8,632	RPC, Inc.*	59,647
1,598	SEACOR Marine Holdings, Inc.*	9,205
4,229	Select Energy Services, Inc.*	28,842
1,537	Solaris Oilfield Infrastructure, Inc.	16,723
17,966	TechnipFMC plc*	120,911
5,480	TETRA Technologies, Inc.*	22,249
1,475	Tidewater, Inc.*	31,108
20,620	Transocean, Ltd.*	68,665
5,730	U.S. Silica Holdings, Inc.*	65,437
372	Weatherford International plc*	7,875

		2,007,836

Entertainment (0.3%):
2,527	Ballantyne Strong, Inc.*	6,090
3,572	Cinemark Holdings, Inc.*	53,651
2,533	Imax Corp.*	42,782
783	Liberty Media Corp.-Liberty Braves, Class A*	19,693
1,825	Liberty Media Corp.-Liberty Braves, Class C*	43,800
3,575	Lions Gate Entertainment Corp., Class A*	33,283
7,603	Lions Gate Entertainment Corp., Class B*	67,135
614	Madison Square Garden Entertainment Corp.*	32,309
870	Marcus Corp.*	12,850

See accompanying notes to the financial statements.

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
1,742	Playtika Holding Corp.*	$23,064
2,715	Reading International, Inc., Class A*	9,801
951	World Wrestling Entertainment, Inc., Class A	59,428

		403,886

Food & Staples Retailing (1.1%):
2,352	BJ’s Wholesale Club Holdings, Inc.*	146,577
436	Casey’s General Stores, Inc.	80,651
2,742	Grocery Outlet Holding Corp.*	116,891
661	Ingles Markets, Inc., Class A	57,342
2,814	Natural Grocers by Vitamin Cottage, Inc.	44,883
769	Performance Food Group Co.*	35,359
1,654	PriceSmart, Inc.	118,476
1,602	Rite Aid Corp.*^	10,797
2,176	SpartanNash Co.	65,650
4,696	Sprouts Farmers Market, Inc.*	118,903
2,299	The Andersons, Inc.	75,844
2,098	The Chefs’ Warehouse, Inc.*	81,591
3,444	United Natural Foods, Inc.*	135,694
538	US Foods Holding Corp.*	16,506
1,419	Village Super Market, Inc., Class A	32,367
1,746	Weis Markets, Inc.	130,147

		1,267,678

Food Products (1.7%):
444	Alico, Inc.	15,820
2,325	B&G Foods, Inc.^	55,289
1,273	Calavo Growers, Inc.	53,110
2,146	Cal-Maine Foods, Inc.	106,034
1,318	Coffee Holding Co., Inc.	3,216
2,411	Farmer Brothers Co.*	11,308
5,876	Flowers Foods, Inc.	154,656
2,300	Fresh Del Monte Produce, Inc.	67,919
3,206	Hain Celestial Group, Inc. (The)*	76,110
6,361	Hostess Brands, Inc.*	134,917
842	Ingredion, Inc.	74,231
1,040	J & J Snack Foods Corp.	145,246
519	John B Sanfilippo & Son, Inc.	37,622
1,361	Lancaster Colony Corp.	175,270
2,754	Landec Corp.*	27,457
2,175	Limoneira Co.	30,646
397	Pilgrim’s Pride Corp.*	12,398
800	Post Holdings, Inc.*	65,880
1,220	Rocky Mountain Chocolate Factory, Inc.*	8,406
1,074	Sanderson Farms, Inc.	231,479
46	Seaboard Corp.	178,599
708	Seneca Foods Corp., Class A*	39,322
12	Seneca Foods Corp., Class B*	680
4,807	Simply Good Foods Co. (The)*	181,560
2,295	Tootsie Roll Industries, Inc.	81,128
1,779	TreeHouse Foods, Inc.*	74,398

		2,042,701

Gas Utilities (1.0%):
1,029	Chesapeake Utilities Corp.	133,307
1,610	National Fuel Gas Co.	106,341
4,906	New Jersey Resources Corp.	218,464
1,406	Northwest Natural Holding Co.	74,659

Shares		Value
Common Stocks, continued
Gas Utilities, continued
2,413	ONE Gas, Inc.	$195,911
873	RGC Resources, Inc.	16,648
6,542	South Jersey Industries, Inc.	223,344
2,644	Spire, Inc.	196,634

		1,165,308

Health Care Equipment & Supplies (3.0%):
6,691	Accuray, Inc.*^	13,114
2,365	AngioDynamics, Inc.*	45,763
1,309	Anika Therapeutics, Inc.*	29,217
2,193	Apyx Medical Corp.*	12,851
2,615	Artivion, Inc.*	49,371
2,345	AtriCure, Inc.*	95,817
126	Atrion Corp.	79,236
2,426	Avanos Medical, Inc.*	66,327
2,841	Axogen, Inc.*	23,268
2,250	Axonics, Inc.*	127,508
3,014	Cardiovascular Systems, Inc.*	43,281
1,500	CONMED Corp.	143,640
2,081	CytoSorbents Corp.*	4,557
1,118	Elctromed, Inc.*	10,778
877	Enovis Corp.*	48,235
4,972	Envista Holdings Corp.*	191,621
427	Fonar Corp.*	6,486
2,248	Glaukos Corp.*	102,104
726	Globus Medical, Inc.*	40,758
956	Haemonetics Corp.*	62,312
523	Heska Corp.*	49,429
626	ICU Medical, Inc.*	102,908
706	Inari Medical, Inc.*	48,001
1,790	Inogen, Inc.*	43,282
1,778	Integer Holdings Corp.*	125,633
4,094	Integra LifeSciences Holdings Corp.*	221,199
4,509	Invacare Corp.*^	5,772
850	iRadimed Corp.	28,849
2,006	IRIDEX Corp.*	5,155
249	Kewaunee Scientific CP*	4,116
4,025	Lantheus Holdings, Inc.*	265,771
1,449	LeMaitre Vascular, Inc.	66,002
1,127	LENSAR, Inc.*	7,337
2,723	LivaNova plc*	170,106
3,167	Meridian Bioscience, Inc.*	96,340
2,871	Merit Medical Systems, Inc.*	155,809
186	Mesa Laboratories, Inc.	37,933
2,205	Natus Medical, Inc.*	72,258
5,233	Neogen Corp.*	126,063
2,684	NuVasive, Inc.*	131,945
5,745	OraSure Technologies, Inc.*	15,569
1,375	Orthofix Medical, Inc.*	32,367
1,025	Orthopediatrics Corp.*	44,229
1,517	QuidelOrtho Corp.*	147,422
2,363	SeaSpine Holdings Corp.*	13,351
76	Shockwave Medical, Inc.*	14,529
1,010	SI-BONE, Inc.*	13,332
2,196	STAAR Surgical Co.*	155,762
364	Surgalign Holdings, Inc.*	1,241
879	Surmodics, Inc.*	32,725

See accompanying notes to the financial statements.

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,169	Tactile Systems Technology, Inc.*	$8,534
743	TransMedics Group, Inc.*	23,367
435	Utah Medical Products, Inc.	37,366
2,566	Varex Imaging Corp.*	54,887
8,600	ViewRay, Inc.*	22,790
755	Zynex, Inc.	6,025

		3,583,648

Health Care Providers & Services (3.6%):
5,408	Acadia Healthcare Co., Inc.*	365,743
787	Addus HomeCare Corp.*	65,541
190	AlerisLife, Inc.*	228
3,142	AMN Healthcare Services, Inc.*	344,709
1,243	Apollo Medical Holdings, Inc.*	47,967
8,989	Brookdale Senior Living, Inc.*	40,810
7,998	Community Health Systems, Inc.*	29,992
915	CorVel Corp.*	134,752
7,164	Covetrus, Inc.*	148,653
2,958	Cross Country Healthcare, Inc.*	61,615
1,589	Encompass Health Corp.	89,063
2,966	Ensign Group, Inc. (The)	217,912
2,033	Hanger, Inc.*	29,113
4,192	HealthEquity, Inc.*	257,347
1,999	InfuSystem Holdings, Inc.*	19,250
1,190	Joint Corp. (The)*	18,219
1,634	LHC Group, Inc.*	254,479
5,006	MEDNAX, Inc.*	105,176
624	ModivCare, Inc.*	52,728
887	National Healthcare Corp.	62,001
1,645	National Research Corp.	62,971
9,359	Option Care Health, Inc.*	260,087
4,302	Owens & Minor, Inc.	135,298
5,186	Patterson Cos., Inc.	157,136
1,785	Petiq, Inc.*	29,970
5,882	Premier, Inc., Class A	209,870
4,171	Progyny, Inc.*	121,168
1,080	Psychemedics Corp.	6,847
13,737	R1 RCM, Inc.*	287,928
2,898	RadNet, Inc.*	50,077
7,290	Select Medical Holdings Corp.	172,190
4,347	Surgery Partners, Inc.*	125,715
3,159	Tenet Healthcare Corp.*	166,037
1,764	The Pennant Group, Inc.*	22,597
755	U.S. Physical Therapy, Inc.	82,446

		4,235,635

Health Care Technology (0.6%):
8,129	Allscripts Healthcare Solutions, Inc.*	120,553
1,296	Change Healthcare, Inc.*	29,886
766	Computer Programs & Systems, Inc.*	24,489
4,744	Evolent Health, Inc., Class A*	145,688
2,021	Health Catalyst, Inc.*	29,284
1,818	HealthStream, Inc.*	39,469
1,239	iCAD, Inc.*	4,956
4,136	NextGen Healthcare, Inc.*	72,132
2,168	Omnicell, Inc.*	246,610
445	OptimizeRx Corp.*	12,189
279	Simulations Plus, Inc.	13,763

		739,019

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.0%):
1,724	BBQ Holdings, Inc.*	$17,964
3	Biglari Holdings, Inc., Class A*	1,764
168	Biglari Holdings, Inc., Class B*	20,614
1,766	BJ’s Restaurants, Inc.*	38,287
4,676	Bloomin’ Brands, Inc.	77,715
950	Bluegreen Vacations Holding Corp.	23,712
1,994	Brinker International, Inc.*	43,928
4,497	Carrols Restaurant Group, Inc.	9,084
700	Century Casinos, Inc.*	5,040
2,493	Cheesecake Factory, Inc. (The)	65,865
217	Choice Hotels International, Inc.	24,224
1,396	Chuy’s Holdings, Inc.*	27,808
1,237	Cracker Barrel Old Country Store, Inc.	103,277
2,902	Dave & Buster’s Entertainment, Inc.*	95,128
3,256	Denny’s Corp.*	28,262
2,394	El Pollo Loco Holdings, Inc.*	23,557
2,608	Fiesta Restaurant Group, Inc.*	18,621
100	Flanigan’s Enterprises, Inc.	3,000
1,109	Full House Resorts, Inc.*	6,743
3,201	Hilton Grand Vacations, Inc.*	114,372
5,547	International Game Technology plc	102,952
1,031	Jack in the Box, Inc.	57,798
3,369	Light & Wonder, Inc., Class A*	158,309
672	Marriott Vacations Worldwide Corp.	78,086
597	Nathans Famous, Inc.	34,966
1,669	Noodles & Co.*	7,844
1,689	Papa John’s International, Inc.	141,065
809	Penn National Gaming, Inc.*	24,610
3,630	Playa Hotels & Resorts NV*	24,938
1,540	Playags, Inc.*	7,947
300	RCI Hospitality Holdings, Inc.	14,508
1,368	Red Robin Gourmet Burgers, Inc.*	10,985
662	Red Rock Resorts, Inc.	22,084
2,239	Ruth’s Hospitality Group, Inc.	36,406
3,760	SeaWorld Entertainment, Inc.*	166,117
1,613	Shake Shack, Inc., Class A*	63,681
2,938	Texas Roadhouse, Inc., Class A	215,062
3,865	Travel + Leisure Co.	150,039
10,098	Wendy’s Co. (The)	190,650
1,069	Wingstop, Inc.	79,929
449	Wyndham Hotels & Resorts, Inc.	29,508

		2,366,449

Household Durables (1.8%):
608	Bassett Furniture Industries, Inc.	11,017
738	Beazer Homes USA, Inc.*	8,908
494	Cavco Industries, Inc.*	96,819
1,854	Century Communities, Inc.	83,374
1,650	Ethan Allen Interiors, Inc.	33,347
820	Flexsteel Industries, Inc.	14,760
1,624	Green Brick Partners, Inc.*	31,782
1,347	Helen of Troy, Ltd.*	218,766
670	Hooker Furnishings Corp.	10,419
1,677	Installed Building Products, Inc.	139,459
1,482	iRobot Corp.*	54,464
4,791	KB Home	136,352
1,138	Koss Corp.*	7,909
2,637	La-Z-Boy, Inc.	62,523

See accompanying notes to the financial statements.

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
230	Legacy Housing Corp.*	$3,001
3,296	Leggett & Platt, Inc.	113,976
1,096	LGI Homes, Inc.*	95,242
2,522	Lifetime Brands, Inc.	27,843
1,513	M/I Homes, Inc.*	60,006
3,450	MDC Holdings, Inc.	111,469
1,818	Meritage Homes Corp.*	131,805
2,534	Purple Innovation, Inc.*^	7,754
3,015	Skyline Champion Corp.*	142,971
4,300	Sonos, Inc.*	77,572
6,288	Taylor Morrison Home Corp., Class A*	146,888
3,724	Tempur Sealy International, Inc.	79,582
1,904	Toll Brothers, Inc.	84,918
110	TopBuild Corp.*	18,388
5,638	Tri Pointe Homes, Inc.*	95,113
3,274	Tupperware Brands Corp.*	20,757
798	Universal Electronics, Inc.*	20,405

		2,147,589

Household Products (0.5%):
636	Central Garden & Pet Co.*	26,979
2,441	Central Garden & Pet Co., Class A*	97,664
3,493	Energizer Holdings, Inc.	99,027
1,767	Ocean Bio-Chem, Inc.	22,759
640	Oil-Dri Corp. of America	19,616
621	Reynolds Consumer Products, Inc.	16,935
1,701	Spectrum Brands Holdings, Inc.	139,516
822	WD-40 Co.	165,518

		588,014

Independent Power and Renewable Electricity Producers (0.4%):
4,220	Atlantica Sustainable Infrastructure plc	136,137
703	Clearway Energy, Inc., Class A	22,475
765	Clearway Energy, Inc., Class C	26,653
2,863	Ormat Technologies, Inc.	224,316
5,158	Sunnova Energy International, Inc.*	95,062

		504,643

Insurance (3.4%):
2,802	AMBAC Financial Group, Inc.*	31,803
6,616	American Equity Investment Life Holding Co.	241,947
1,053	Amerisafe, Inc.	54,767
1,862	Argo Group International Holdings, Ltd.	68,633
4,486	Assured Guaranty, Ltd.	250,274
2,314	Axis Capital Holdings, Ltd.	132,106
3,866	Brighthouse Financial, Inc.*	158,583
5,374	Citizens, Inc.*^	22,517
3,445	Crawford & Co.	24,287
2,876	Crawford & Co., Class A	22,433
2,691	Donegal Group, Inc., Class A	45,882
1,337	eHealth, Inc.*	12,474
1,475	Employers Holdings, Inc.	61,788
813	Enstar Group, Ltd.*	173,966
10,826	Genworth Financial, Inc., Class A*	38,216
1,050	Global Indemnity Group LLC, Class A	27,164
3,055	Greenlight Capital Re, Ltd.*	23,615
1,752	Hallmark Financial Services, Inc.*	4,240
1,817	Hanover Insurance Group, Inc. (The)	265,736
489	HCI Group, Inc.^	33,135

Shares		Value
Common Stocks, continued
Insurance, continued
1,369	Heritage Insurance Holdings, Inc.	$3,614
2,079	Horace Mann Educators Corp.	79,792
135	Investors Title Co.	21,180
1,855	James River Group Holdings	45,967
2,661	Kemper Corp.	127,462
1,473	Kingstone Cos., Inc.	5,804
714	Kinsale Capital Group, Inc.	163,963
12,677	Maiden Holdings, Ltd.*	24,593
2,856	Mercury General Corp.	126,521
198	National Western Life Group, Inc., Class A	40,135
929	NI Holdings, Inc.*	15,263
1,205	Old Republic International Corp.	26,944
1,464	Primerica, Inc.	175,226
2,637	ProAssurance Corp.	62,312
2,224	RLI Corp.	259,296
797	Safety Insurance Group, Inc.	77,389
2,998	Selective Insurance Group, Inc.	260,646
6,247	SiriusPoint, Ltd.*	33,859
1,766	Stewart Information Services Corp.	87,858
204	The National Security Group, Inc.	3,337
2,849	Tiptree, Inc., Class A	30,256
2,000	United Fire Group, Inc.	68,460
4,002	United Insurance Holdings Co.	6,243
2,274	Universal Insurance Holdings, Inc.	29,630
10,427	Unum Group	354,727
164	White Mountains Insurance Group, Ltd.	204,365

		4,028,408

Interactive Media & Services (0.5%):
3,144	ANGI, Inc., Class A*	14,399
5,278	Cargurus, Inc.*	113,424
4,413	Cars.com, Inc.*	41,615
6,181	DHI Group, Inc.*	30,719
3,238	QuinStreet, Inc.*	32,574
1,095	Travelzoo*	6,636
3,646	TripAdvisor, Inc.*	64,899
11,137	TrueCar, Inc.*	28,845
3,909	Yelp, Inc.*	108,553
2,347	Ziff Davis, Inc.*	174,922

		616,586

Internet & Direct Marketing Retail (0.2%):
1,021	1-800-Flowers.com, Inc., Class A*	9,710
738	Duluth Holdings, Inc.*	7,040
1,300	Lands’ End, Inc.*	13,806
2,418	Liquidity Services, Inc.*	32,498
1,724	PetMed Express, Inc.	34,308
3,615	Quotient Technology, Inc.*	10,736
16,641	Qurate Retail, Inc., Class A	47,760
740	Revolve Group, Inc.*	19,173
1,857	Shutterstock, Inc.	106,425

		281,456

IT Services (1.9%):
3,431	Alliance Data Systems Corp.	127,153
622	BM Technologies, Inc.*	3,664
1,700	Brightcove, Inc.*	10,744
1,100	Cantaloupe, Inc.*	6,160
962	Cass Information Systems, Inc.	32,516

See accompanying notes to the financial statements.

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
289	Concentrix Corp.	$39,200
9,103	Conduent, Inc.*	39,325
1,673	CSG Systems International, Inc.	99,845
758	CSP, Inc.*	6,898
1,282	DXC Technology Co.*	38,857
1,133	Euronet Worldwide, Inc.*	113,968
3,710	Evertec, Inc.	136,825
1,270	Evo Payments, Inc.*	29,870
1,949	Exlservice Holdings, Inc.*	287,146
2,654	Hackett Group, Inc. (The)	50,346
439	I3 Verticals, Inc.*	10,984
1,300	Information Services Group, Inc.	8,788
1,362	International Money Express, Inc.*	27,880
10,373	Limelight Networks, Inc.*	23,962
3,634	LiveRamp Holdings, Inc.*	93,793
1,249	MAXIMUS, Inc.	78,075
862	Paysign, Inc.*	1,310
1,859	Perficient, Inc.*	170,452
3,168	PFSweb, Inc.*	37,256
8,429	Servicesource International, Inc.*	12,391
1,555	StarTek, Inc.*	4,494
7,537	Switch, Inc., Class A	252,489
4,882	Teradata Corp.*	180,683
2,606	TTEC Holdings, Inc.	176,921
4,235	Unisys Corp.*	50,947
3,544	Verra Mobility Corp.*	55,676
402	WEX, Inc.*	62,535

		2,271,153

Leisure Products (0.6%):
4,407	Acushnet Holdings Corp.	183,684
2,004	American Outdoor Brands, Inc.*	19,058
1,275	Brunswick Corp.	83,359
675	Clarus Corp.	12,818
1,402	Escalade, Inc.	18,212
723	Johnson Outdoors, Inc., Class A	44,219
1,065	Malibu Boats, Inc.*	56,136
2,419	Marine Products Corp.	23,005
850	Mastercraft Boat Holdings, Inc.*	17,892
2,805	Mattel, Inc.*	62,636
2,293	Nautilus Group, Inc.*	4,013
204	Polaris, Inc.	20,253
2,353	Smith & Wesson Brands, Inc.	30,895
2,209	Vista Outdoor, Inc.*	61,631
2,379	YETI Holdings, Inc.*	102,939

		740,750

Life Sciences Tools & Services (0.4%):
2,937	Codexis, Inc.*	30,721
7,407	Enzo Biochem, Inc.*	15,333
6,099	Fluidigm Corp.*^	9,759
5,439	Harvard Bioscience, Inc.*	19,580
1,708	Medpace Holdings, Inc.*	255,636
923	NanoString Technologies, Inc.*	11,722
5,166	Neogenomics, Inc.*	42,103
647	Personalis, Inc.*	2,232
1,700	Quanterix Corp.*	27,523
1,626	Sotera Health Co.*	31,853

		446,462

Shares		Value
Common Stocks, continued
Machinery (4.5%):
765	Alamo Group, Inc.	$89,069
1,814	Albany International Corp., Class A	142,925
6,077	Allison Transmission Holdings, Inc.	233,661
4,706	Altra Industrial Motion Corp.	165,886
806	Art’s-Way Manufacturing Co., Inc.*	2,378
1,143	Astec Industries, Inc.	46,612
2,576	Barnes Group, Inc.	80,217
1,077	Blue Bird Corp.*	9,919
1,411	Chart Industries, Inc.*	236,173
1,404	CIRCOR International, Inc.*	23,012
1,556	Columbus McKinnon Corp.	44,144
3,325	Commercial Vehicle Group, Inc.*	19,418
2,638	Crane Holdings Co.	230,983
493	Donaldson Co., Inc.	23,733
1,772	Douglas Dynamics, Inc.	50,927
500	Eastern Co. (The)	10,170
3,670	Energy Recovery, Inc.*	71,271
2,752	Enerpac Tool Group Corp.	52,343
1,044	EnPro Industries, Inc.	85,535
877	Esab Corp.	38,369
1,258	ESCO Technologies, Inc.	86,009
6,451	Evoqua Water Technologies Co.*	209,722
3,137	Federal Signal Corp.	111,677
5,909	Flowserve Corp.	169,175
2,482	Franklin Electric Co., Inc.	181,831
5,795	Gates Industrial Corp. plc*	62,644
1,765	Gencor Industries, Inc.*	17,932
1,794	Gorman-Rupp Co. (The)	50,770
459	Graham Corp.	3,176
4,634	Harsco Corp.*	32,948
1,812	Helios Technologies, Inc.	120,045
2,413	Hillenbrand, Inc.	98,836
785	Hurco Cos., Inc.	19,421
1,014	Hyster-Yale Materials Handling, Inc., Class A	32,671
219	ITT, Inc.	14,726
1,705	John Bean Technologies Corp.	188,266
472	Kadant, Inc.	86,069
3,498	Kennametal, Inc.	81,259
1,529	L.B. Foster Co., Class A*	19,678
238	Lincoln Electric Holdings, Inc.	29,360
578	Lindsay Corp.	76,770
1,597	Luxfer Holdings plc	24,147
3,228	Manitex International, Inc.*	20,950
2,653	Manitowoc Co., Inc. (The)*	27,936
589	Mayville Engineering Co., Inc.*	4,559
2,606	Meritor, Inc.*	94,676
728	Miller Industries, Inc.	16,504
3,159	Mueller Industries, Inc.	168,343
8,533	Mueller Water Products, Inc., Class A	100,092
3,562	NN, Inc.*	9,012
638	Omega Flex, Inc.	68,662
603	Oshkosh Corp.	49,530
723	P&F Industries, Inc., Class A*	4,107
1,229	Park-Ohio Holdings Corp.	19,492
1,599	Proto Labs, Inc.*	76,496
114	RBC Bearings, Inc.*	21,084
3,472	REV Group, Inc.	37,741

See accompanying notes to the financial statements.

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,851	Shyft Group, Inc. (The)	$34,410
1,692	SPX Corp.*	89,405
731	Standex International Corp.	61,974
466	Taylor Devices, Inc.*	4,050
1,044	Tennant Co.	61,857
3,752	Terex Corp.	102,692
1,867	The Greenbrier Cos., Inc.	67,193
962	Timken Co.	51,034
5,430	Titan International, Inc.*	81,993
4,025	Trinity Industries, Inc.	97,485
1,747	Twin Disc, Inc.*	15,828
3,327	Wabash National Corp.	45,181
1,430	Watts Water Technologies, Inc., Class A	175,661
10,631	Welbilt, Inc.*	253,124
337	Woodward, Inc.	31,169

		5,266,117

Marine (0.4%):
6,821	Costamare, Inc.	82,534
315	Eneti, Inc.	1,934
3,087	Genco Shipping & Trading, Ltd.	59,641
2,099	Kirby Corp.*	127,703
2,096	Matson, Inc.	152,757

		424,569

Media (0.9%):
3,896	Altice USA, Inc., Class A*	36,038
1,560	AMC Networks, Inc., Class A*	45,427
6,123	Audacy, Inc.*	5,769
478	Beasley Broadcast Group, Inc., Class A*	612
1,823	Boston Omaha Corp.*	37,645
7,836	comScore, Inc.*	16,142
103	Daily Journal Corp.*	26,657
976	DallasNews Corp.	6,178
4,222	E.W. Scripps Co. (The), Class A*	52,648
6,190	Entravision Communications Corp., Class A	28,226
5,880	Gannett Co, Inc.*	17,052
3,567	Gray Television, Inc.	60,247
2,892	Hemisphere Media Group*	22,066
1,608	iHeartMedia, Inc., Class A*	12,687
2,165	John Wiley & Sons, Inc., Class A	103,400
2,864	Liberty Latin America, Ltd.*	22,339
9,557	Liberty Latin America, Ltd., Class C*	74,449
862	Loyalty Ventures, Inc.*	3,077
348	Marchex, Inc., Class B*	459
434	Nexstar Media Group, Inc., Class A	70,690
605	Pubmatic, Inc.*	9,614
1,732	Scholastic Corp.	62,300
1,559	TechTarget, Inc.*	102,458
10,206	TEGNA, Inc.	214,020
1,095	Thryv Holdings, Inc.*	24,517

		1,054,717

Metals & Mining (1.6%):
9,339	Allegheny Technologies, Inc.*	212,089
1,380	Alpha Metallurgical Resources, Inc.	178,199
2,124	Ampco-Pittsburgh Corp.*	8,220
1,062	Arconic Corp.*	29,789
2,767	Carpenter Technology Corp.	77,227

Shares		Value
Common Stocks, continued
Metals & Mining, continued
6,425	Century Aluminum Co.*	$47,352
8,414	Coeur Mining, Inc.*	25,579
6,250	Commercial Metals Co.	206,875
2,394	Compass Minerals International, Inc.	84,724
10,043	Ferroglobe plc*	59,655
515	Fortitude Gold Corp.	3,090
1,805	Gold Resource Corp.	2,942
1,257	Haynes International, Inc.	41,192
25,965	Hecla Mining Co.	101,783
754	Kaiser Aluminum Corp.	59,634
1,117	Materion Corp.	82,356
9,373	McEwen Mining, Inc.*	4,117
798	Royal Gold, Inc.	85,210
2,868	Ryerson Holding Corp.	61,060
1,487	Schnitzer Steel Industries, Inc., Class A	48,833
3,318	SunCoke Energy, Inc.	22,596
1,338	Synalloy Corp.*	18,812
3,542	TimkenSteel Corp.*	66,271
6,784	United States Steel Corp.	121,501
1,458	Universal Stainless & Alloy Products, Inc.*	10,789
2,207	Warrior Met Coal, Inc.	67,556
2,629	Worthington Industries, Inc.	115,939

		1,843,390

Multiline Retail (0.4%):
1,321	Big Lots, Inc.^	27,701
710	Dillard’s, Inc., Class A^	156,605
2,129	Kohl’s Corp.	75,984
3,771	Macy’s, Inc.	69,085
526	Nordstrom, Inc.	11,114
1,573	Ollie’s Bargain Outlet Holdings, Inc.*	92,414
1,290	Tuesday Morning Corp.*	464

		433,367

Multi-Utilities (0.6%):
4,891	Avista Corp.	212,807
2,243	Black Hills Corp.	163,223
3,280	MDU Resources Group, Inc.	88,527
2,992	NorthWestern Corp.	176,319
1,043	Unitil Corp.	61,245
2,565	Via Renewables, Inc.	19,648

		721,769

Oil, Gas & Consumable Fuels (5.0%):
2,222	Alto Ingredients, Inc.*	8,244
23,457	Antero Midstream Corp.	212,286
6,562	Antero Resources Corp.*	201,125
1,071	Arch Resources, Inc.	153,249
1,954	Ardmore Shipping Corp.*	13,619
4,767	Berry Corp.	36,325
2,455	Brigham Minerals, Inc.	60,467
2,716	California Resources Corp.	104,566
2,330	Callon Petroleum Co.*	91,336
7,813	Centennial Resource Development, Inc., Class A*	46,722
1,598	Chesapeake Energy Corp.	129,598
286	Chord Energy Corp.	34,792
1,822	Civitas Resources, Inc.	95,272
11,183	Clean Energy Fuel Corp.*	50,100
12,514	CNX Resources Corp.*	205,980

See accompanying notes to the financial statements.

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,019	Comstock Resources, Inc.*	$96,870
2,015	CONSOL Energy, Inc.*	99,501
4,374	CVR Energy, Inc.	146,529
4,117	Delek US Holdings, Inc.*	106,383
1,575	Denbury, Inc.*	94,484
8,834	DHT Holdings, Inc.	54,152
2,156	Dorian LPG, Ltd.	32,771
1,337	DT Midstream, Inc.	65,540
2,661	Earthstone Energy, Inc.*^	36,323
17,427	Enlink Midstream LLC	148,130
15,991	Equitrans Midstream Corp.	101,703
2,943	Evolution Petroleum Corp.	16,069
2,611	Green Plains, Inc.*	70,941
6,066	HF Sinclair Corp.	273,941
1,720	International Seaways, Inc.	36,464
29,696	Kosmos Energy, Ltd.*	183,818
725	Laredo Petroleum, Inc.*	49,981
6,775	Magnolia Oil & Gas Corp., Class A	142,207
5,601	Matador Resources Co.	260,951
6,809	Murphy Oil Corp.	205,564
9,513	Nordic American Tankers, Ltd.	20,263
897	Northern Oil And Gas, Inc.	22,658
5,300	Overseas Shipholding Group, Inc.*	10,865
2,838	PAR Pacific Holdings, Inc.*	44,244
6,480	PBF Energy, Inc., Class A*	188,050
5,985	PDC Energy, Inc.	368,736
5,636	Peabody Energy Corp.*	120,216
2,410	PHX Minerals, Inc.	7,326
6	PrimeEnergy Resources Corp.*	470
17,188	Range Resources Corp.*	425,403
523	Ranger Oil Corp.*	17,191
300	REX American Resources Corp.*	25,440
1,533	SandRidge Energy, Inc.*	24,022
3,705	Scorpio Tankers, Inc.	127,860
8,803	SFL Corp., Ltd.	83,540
956	SilverBow Resources, Inc.*	27,112
6,858	SM Energy Co.	234,475
29,966	Southwestern Energy Co.*	187,288
2,952	Talos Energy, Inc.*	45,667
1,980	Teekay Shipping Corp.*	5,702
2,363	Teekay Tankers, Ltd., Class A*	41,660
7,528	Tellurian, Inc.*	22,433
2,838	W&T Offshore, Inc.*	12,260
1,418	Whiting Petroleum Corp.	96,467
4,231	World Fuel Services Corp.	86,566

		5,911,917

Paper & Forest Products (0.5%):
1,565	Clearwater Paper Corp.*	52,631
3,299	Glatfelter Corp.	22,697
4,370	Louisiana-Pacific Corp.	229,032
5,170	Mercer International, Inc.	67,985
1,100	Neenah, Inc.	37,554
5,401	Resolute Forest Products*	68,917
2,103	Schweitzer-Mauduit International, Inc.	52,827
364	Sylvamo Corp.	11,896

		543,539

Shares		Value
Common Stocks, continued
Personal Products (0.6%):
1,014	BellRing Brands, Inc.*	$25,238
4,160	Coty, Inc., Class A*	33,322
2,807	Edgewell Personal Care Co.	96,898
2,868	elf Beauty, Inc.*	87,990
1,964	Inter Parfums, Inc.	143,490
900	Lifevantage Corp.	3,915
546	Medifast, Inc.	98,558
1,387	Natural Alternatives International, Inc.*	14,480
369	Natural Health Trends Corp.	1,980
2,257	Natures Sunshine Products, Inc.*	24,082
1,929	Nu Skin Enterprises, Inc., Class A	83,526
340	United-Guardian, Inc.	5,097
1,070	Usana Health Sciences, Inc.*	77,425

		696,001

Pharmaceuticals (1.2%):
900	Adicet Bio, Inc.*	13,140
9,876	Amneal Pharmaceuticals, Inc.*	31,406
3,334	Amphastar Pharmaceuticals, Inc.*	115,990
877	ANI Pharmaceuticals, Inc.*	26,021
1,561	Assembly Biosciences, Inc.*	3,278
2,268	Collegium Pharmaceutical, Inc.*	40,189
4,076	Corcept Therapeutics, Inc.*	96,927
3,415	Cumberland Pharmaceuticals, Inc.*	7,086
5,512	Cymabay Therapeutics, Inc.*	16,260
7,607	Endo International plc*	3,542
1,163	EyePoint Pharmaceuticals, Inc.*	9,153
528	Harmony Biosciences Holdings, Inc.*	25,750
1,224	Harrow Health, Inc.*	8,911
4,514	Innoviva, Inc.*	66,627
4,810	Intra-Cellular Therapies, Inc.*	274,555
10,744	Nektar Therapeutics*	40,827
882	NGM Biopharmaceuticals, Inc.*	11,307
2,308	Otonomy, Inc.*	4,801
2,257	Pacira BioSciences, Inc.*	131,583
2,916	Perrigo Co. plc	118,302
1,714	Phibro Animal Health Corp., Class A	32,789
2,694	Prestige Consumer Healthcare, Inc.*	158,407
420	Relmada Therapeutics, Inc.*	7,976
911	scPharmaceuticals, Inc.*	4,391
6,222	SIGA Technologies, Inc.^	72,051
2,677	Supernus Pharmaceuticals, Inc.*	77,419
1,505	Taro Pharmaceutical Industries, Ltd.*	54,421

		1,453,109

Professional Services (2.7%):
1,888	Acacia Research Corp.*	9,516
3,344	ASGN, Inc.*	301,796
572	Barrett Business Services, Inc.	41,682
403	CACI International, Inc., Class A*	113,557
2,703	CBIZ, Inc.*	108,012
490	CRA International, Inc.	43,767
2,812	Exponent, Inc.	257,214
1,273	Forrester Research, Inc.*	60,900
882	Franklin Covey Co.*	40,731
1,796	FTI Consulting, Inc.*	324,807
1,280	Heidrick & Struggles International, Inc.	41,421
1,154	Huron Consulting Group, Inc.*	74,998

See accompanying notes to the financial statements.

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
1,116	ICF International, Inc.	$106,020
1,783	Insperity, Inc.	177,997
6,887	KBR, Inc.	333,262
2,340	Kelly Services, Inc., Class A	46,402
1,439	Kforce, Inc.	88,268
2,641	Korn Ferry	153,231
958	ManpowerGroup, Inc.	73,201
1,365	ManTech International Corp., Class A	130,289
1,332	Mastech Digital, Inc.*	19,793
3,943	Mistras Group, Inc.*	23,421
3,203	Nielsen Holdings plc	74,374
2,119	Resources Connection, Inc.	43,164
1,557	Science Applications International Corp.	144,957
3,186	TriNet Group, Inc.*	247,297
2,309	TrueBlue, Inc.*	41,331
505	Willdan Group, Inc.*	13,928

		3,135,336

Real Estate Management & Development (0.8%):
1,580	AMREP Corp.*	17,728
395	CKX Lands, Inc.*	4,396
6,494	Cushman & Wakefield plc*	98,968
4,771	Douglas Elliman, Inc.	22,853
913	eXp World Holdings, Inc.^	10,746
1,627	Five Point Holdings LLC, Class A*	6,362
1,972	Forestar Group, Inc.*	26,997
504	FRP Holdings, Inc.*	30,416
2,119	Howard Hughes Corp. (The)*	144,198
10	J.W. Mays, Inc.*	420
7,038	Kennedy-Wilson Holdings, Inc.	133,300
2,463	Marcus & Millichap, Inc.	91,106
1,035	Maui Land & Pineapple Co., Inc.*	9,801
8,443	Newmark Group, Inc.	81,644
1,207	Rafael Holdings, Inc., Class B*	2,257
688	RE/MAX Holdings, Inc., Class A	16,870
3,740	Realogy Holdings Corp.*	36,764
308	Stratus Properties, Inc.*	9,925
2,279	Tejon Ranch Co.*	35,370
1,076	The RMR Group, Inc., Class A	30,505
2,980	The St Joe Co.	117,889

		928,515

Road & Rail (0.8%):
1,630	ArcBest Corp.	114,703
1,322	Covenant Logistics Group, Inc.	33,169
4,045	Heartland Express, Inc.	56,266
585	Landstar System, Inc.	85,071
2,692	Marten Transport, Ltd.	45,280
880	PAM Transportation Services, Inc.*	24,103
1,507	Ryder System, Inc.	107,087
1,370	Saia, Inc.*	257,560
2,170	Schneider National, Inc., Class B	48,565
1,009	U.S. Xpress Enterprises, Inc., Class A*	2,704
1,170	Universal Logistics Holdings, Inc.	31,953
988	USA Truck, Inc.*	31,043
2,850	Werner Enterprises, Inc.	109,839
2,752	Yellow Corp.*	8,063

		955,406

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.2%):
2,712	Advanced Energy Industries, Inc.	$197,922
1,480	Alpha & Omega Semiconductor, Ltd.*	49,343
1,591	Ambarella, Inc.*	104,147
14,790	Amkor Technology, Inc.	250,690
1,301	Amtech Systems, Inc.*	9,497
1,903	Axcelis Technologies, Inc.*	104,360
2,777	AXT, Inc.*	16,273
1,930	Azenta, Inc.	139,153
1,210	CEVA, Inc.*	40,608
2,825	Cirrus Logic, Inc.*	204,925
1,496	CMC Materials, Inc.	261,037
2,356	Cohu, Inc.*	65,379
522	Cyberoptics Corp.*	18,239
2,615	Diodes, Inc.*	168,851
639	DSP Group, Inc.*	14,058
3,918	FormFactor, Inc.*	151,744
4,679	GSI Technology, Inc.*	16,143
1,254	Ichor Holdings, Ltd.*	32,579
1,349	inTEST Corp.*	9,200
2,631	Kulicke & Soffa Industries, Inc.	112,633
2,238	Lattice Semiconductor Corp.*	108,543
349	MACOM Technology Solutions Holdings, Inc.*	16,089
1,636	MagnaChip Semiconductor Corp.*	23,771
4,167	MaxLinear, Inc., Class A*	141,595
4,238	Neophotonics Corp.*	66,664
557	NVE Corp.	25,967
2,709	Onto Innovation, Inc.*	188,926
2,739	PDF Solutions, Inc.*	58,916
5,140	Photronics, Inc.*	100,127
2,109	Pixelworks, Inc.*	4,028
3,012	Power Integrations, Inc.	225,930
6,043	Rambus, Inc.*	129,864
3,315	Semtech Corp.*	182,225
1,031	Silicon Laboratories, Inc.*	144,567
2,252	SMART Global Holdings, Inc.*	36,865
1,918	Synaptics, Inc.*	226,420
2,584	Ultra Clean Holdings, Inc.*	76,926
2,559	Veeco Instruments, Inc.*	49,645

		3,773,849

Software (2.5%):
3,492	A10 Networks, Inc.	50,215
8,259	ACI Worldwide, Inc.*	213,826
1,294	Agilysys, Inc.*	61,167
3,759	Alarm.com Holdings, Inc.*	232,532
3,894	Altair Engineering, Inc.*	204,435
2,494	American Software, Inc., Class A	40,303
926	Appfolio, Inc.*	83,933
935	Asure Software, Inc.*	5,329
2,721	Avaya Holdings Corp.*	6,095
2,785	Aware, Inc.*	6,628
2,916	Blackbaud, Inc.*	169,332
1,519	Box, Inc.*	38,188
393	CDK Global, Inc.	21,525
1,046	Cerence, Inc.*	26,391
1,700	ChannelAdvisor Corp.*	24,786
3,799	Cognyte Software, Ltd.*	16,146
2,139	CommVault Systems, Inc.*	134,543

See accompanying notes to the financial statements.

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
782	Consensus Cloud Solutions, Inc.*	$34,158
609	DoubleVerify Holdings, Inc.*	13,806
1,708	Duck Creek Technologies, Inc.*^	25,364
1,817	Ebix, Inc.	30,707
1,929	Envestnet, Inc.*	101,793
402	Jamf Holding Corp.*	9,958
4,947	Mandiant, Inc.*	107,944
2,038	Mitek Systems, Inc.*	18,831
554	Model N, Inc.*	14,171
2,582	OneSpan, Inc.*	30,726
1,415	Ping Identity Holding Corp.*	25,668
2,333	Progress Software Corp.	105,685
293	Q2 Holdings, Inc.*	11,301
1,989	Qualys, Inc.*	250,892
4,870	Sailpoint Technologies Holdings, Inc.*	305,252
1,169	Sapiens International Corp. NV	28,278
539	Shotspotter, Inc.*	14,504
1,900	Smith Micro Software, Inc.*	4,693
684	SPS Commerce, Inc.*	77,326
3,280	Synchronoss Technologies, Inc.*	3,772
870	Upland Software, Inc.*	12,632
3,329	Verint Systems, Inc.*	140,983
5,538	Vonage Holdings Corp.*	104,336
7,970	Xperi Holding Corp.	115,007

		2,923,161

Specialty Retail (2.7%):
1,777	Aaron’s Co., Inc. (The)	25,855
2,894	Abercrombie & Fitch Co., Class A*	48,967
12,033	American Eagle Outfitters, Inc.	134,529
422	America’s Car-Mart, Inc.*	42,453
1,088	Asbury Automotive Group, Inc.*	184,242
951	AutoNation, Inc.*	106,284
5,705	Barnes & Noble Education, Inc.*	16,716
4,906	Bed Bath & Beyond, Inc.*^	24,383
1,634	Big 5 Sporting Goods Corp.^	18,317
1,202	Boot Barn Holdings, Inc.*	82,830
1,732	Build-A-Bear Workshop, Inc.	28,440
2,857	Caleres, Inc.	74,968
407	Camping World Holdings, Inc., Class A^	8,787
1,799	Cato Corp., Class A	20,886
7,945	Chico’s FAS, Inc.*	39,487
757	Citi Trends, Inc.*^	17,903
2,251	Conn’s, Inc.*^	18,053
4,771	Designer Brands, Inc., Class A	62,309
4,657	Foot Locker, Inc.	117,589
3,840	Gap, Inc. (The)	31,642
802	Genesco, Inc.*	40,028
753	Group 1 Automotive, Inc.	127,859
3,762	Guess?, Inc.	64,142
1,284	Haverty Furniture Cos., Inc.	29,763
849	Hibbett, Inc.	37,110
1,529	LL Flooring Holdings, Inc.*	14,327
1,251	MarineMax, Inc.*	45,186
1,923	Monro, Inc.	82,458
1,315	Murphy U.S.A., Inc.	306,224
4,234	National Vision Holdings, Inc.*	116,435
2,301	ODP Corp. (The)*	69,582

Shares		Value
Common Stocks, continued
Specialty Retail, continued
443	OneWater Marine, Inc.*	$14,641
2,843	Penske Automotive Group, Inc.	297,634
3,598	Rent-A-Center, Inc.	69,981
6,055	Sally Beauty Holdings, Inc.*	72,176
1,818	Shoe Carnival, Inc.	39,287
2,746	Signet Jewelers, Ltd.	146,801
1,362	Sleep Number Corp.*	42,154
1,462	Sonic Automotive, Inc., Class A	53,553
2,363	Sportsman’s Warehouse Holdings, Inc.*	22,661
3,031	The Buckle, Inc.	83,928
823	The Children’s Place, Inc.*	32,031
4,201	The Container Store Group, Inc.*	26,172
1,307	Tile Shop Holdings, Inc.	4,013
2,271	Tilly’s, Inc.	15,942
624	TravelCenters of America, Inc.*	21,509
5,052	Urban Outfitters, Inc.*	94,270
303	Winmark Corp.	59,258
1,091	Zumiez, Inc.*	28,366

		3,162,131

Technology Hardware, Storage & Peripherals (0.5%):
4,872	3D Systems Corp.*	47,259
1,308	AstroNova, Inc.*	15,670
2,793	Avid Technology, Inc.*	72,478
6,556	NCR Corp.*	203,957
3,811	Stratasys, Ltd.*	71,418
2,418	Super Micro Computer, Inc.*	97,566
1,590	TransAct Technologies, Inc.*	6,424
600	Turtle Beach Corp.*	7,338
3,587	Xerox Holdings Corp.	53,267

		575,377

Textiles, Apparel & Luxury Goods (1.0%):
2,061	Carter’s, Inc.	145,259
2,038	Columbia Sportswear Co.	145,880
2,119	Crocs, Inc.*	103,132
2,291	Culp, Inc.	9,851
2,091	Fossil Group, Inc.*	10,811
2,571	G-III Apparel Group, Ltd.*	52,011
1,322	Hanesbrands, Inc.	13,603
3,180	Kontoor Brands, Inc.	106,117
816	Lakeland Industries, Inc.*	12,534
844	Movado Group, Inc.	26,105
1,001	Oxford Industries, Inc.	88,829
1,176	PVH Corp.	66,914
674	Rocky Brands, Inc.	23,037
1,823	Skechers U.S.A., Inc., Class A*	64,862
4,466	Steven Madden, Ltd.	143,850
418	Superior Group of Cos., Inc.	7,420
957	Unifi, Inc.*	13,455
1,916	Vera Bradley, Inc.*	8,315
4,779	Wolverine World Wide, Inc.	96,345

		1,138,330

Thrifts & Mortgage Finance (2.3%):
4,495	Axos Financial, Inc.*	161,146
2,838	BankFinancial Corp.	26,649
2,024	Bridgewater Bancshares, Inc.*	32,667
7,770	Capitol Federal Financial, Inc.	71,329

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
280	Citizens Community Bancorp, Inc.	$3,872
5,449	Columbia Financial, Inc.*	118,843
1,537	ESSA Bancorp, Inc.	25,822
4,677	Essent Group, Ltd.	181,935
596	Federal Agricultural Mortgage Corp.	58,199
242	First Capital, Inc.	6,556
1,936	Flagstar Bancorp, Inc.	68,631
986	FS Bancorp, Inc.	28,308
150	Hingham Institution for Savings (The)	42,566
629	HMN Financial, Inc.	14,517
973	Home Bancorp, Inc.	33,209
86	Home Federal Bancorp, Inc.	1,803
1,162	HomeStreet, Inc.	40,287
869	IF Bancorp, Inc.	16,511
3,933	Kearny Financial Corp.	43,696
390	Kentucky First Federal Bancorp	3,108
289	LendingTree, Inc.*	12,664
1,892	Luther Burbank Corp.	24,691
940	Malvern Bancorp, Inc.*	15,106
1,851	Merchants Bancorp	41,962
1,842	Meta Financial Group, Inc.	71,230
2,242	MGIC Investment Corp.	28,249
3,941	Mr Cooper Group, Inc.*	144,792
18,699	New York Community Bancorp, Inc.	170,722
4,642	NMI Holdings, Inc., Class A*	77,289
3,578	Northfield Bancorp, Inc.	46,621
6,541	Northwest Bancshares, Inc.	83,725
3,132	Oceanfirst Financial Corp.	59,915
198	Oconee Federal Financial Corp.	4,376
1,129	Ocwen Financial Corp.*	30,935
2,010	PCSB Financial Corp.	38,371
1,668	Premier Financial Corp.	42,284
1,677	Provident Financial Holdings, Inc.	24,870
3,721	Provident Financial Services, Inc.	82,829
1,685	Prudential Bancorp, Inc.	25,494
4,780	Radian Group, Inc.	93,927
1,982	Riverview Bancorp, Inc.	13,042
3,589	Security National Financial Corp., Class A*	30,362
707	Southern Missouri Bancorp, Inc.	31,999
1,053	Sterling Bancorp, Inc.*	6,002
1,409	Territorial Bancorp, Inc.	29,378
3,100	TFS Financial Corp.	42,563
1,462	TrustCo Bank Corp. NY	45,088
1,677	Walker & Dunlop, Inc.	161,562
3,395	Washington Federal, Inc.	101,918
1,247	Waterstone Financial, Inc.	21,261
3,601	Western New England BanCorp, Inc.	26,863
3,813	WSFS Financial Corp.	152,863
35	WVS Financial Corp.	521

		2,763,128

Tobacco (0.2%):
763	Turning Point Brands, Inc.	20,700
975	Universal Corp.	58,988
9,542	Vector Group, Ltd.	100,191

		179,879

Shares		Value
Common Stocks, continued
Trading Companies & Distributors (2.2%):
7,242	Air Lease Corp.	$242,100
1,077	Alta Equipment Group, Inc.*	9,661
2,358	Applied Industrial Technologies, Inc.	226,769
3,172	Beacon Roofing Supply, Inc.*	162,914
569	BlueLinx Holdings, Inc.*	38,015
1,324	Boise Cascade Co.	78,765
1,278	DXP Enterprises, Inc.*	39,145
1,463	EVI Industries, Inc.*	14,615
1,550	GATX Corp.	145,948
2,103	Global Industrial Co.	71,018
573	GMS, Inc.*	25,498
1,299	H&E Equipment Services, Inc.	37,632
1,516	Herc Holdings, Inc.	136,667
1,475	Kaman Corp., Class A	46,094
989	Lawson Products, Inc.*	50,825
4,569	MRC Global, Inc.*	45,507
2,121	MSC Industrial Direct Co., Inc.	159,308
7,964	NOW, Inc.*	77,888
1,839	Rush Enterprises, Inc., Class A	88,640
200	Rush Enterprises, Inc., Class B	9,922
369	SiteOne Landscape Supply, Inc.*	43,863
2,140	Textainer Group Holdings, Ltd.	58,657
1,548	Titan Machinery, Inc.*	34,691
577	Transcat, Inc.*	32,779
3,118	Triton International, Ltd.	164,163
5,651	Univar Solutions, Inc.*	140,540
1,034	Veritiv Corp.*	112,241
2,366	WESCO International, Inc.*	253,399

		2,547,264

Water Utilities (0.5%):
2,100	American States Water Co.	171,171
824	Artesian Resources Corp.	40,516
2,717	California Water Service Group	150,929
1,256	Consolidated Water Co., Ltd.	18,212
925	Middlesex Water Co.	81,104
2,502	Pure Cycle Corp.*	26,371
1,615	SJW Group	100,792
859	York Water Co. (The)	34,730

		623,825

Wireless Telecommunication Services (0.2%):
1,803	Gogo, Inc.*	29,190
2,895	Shenandoah Telecommunications Co.	64,269
2,722	Spok Holdings, Inc.	17,149
5,534	Telephone & Data Systems, Inc.	87,382
2,003	United States Cellular Corp.*	58,007

		255,997

Total Common Stocks (Cost $101,800,069)		117,861,427

Preferred Stocks (0.1%):
Media (0.0%†):
430	Liberty Broadband Corp., Series A	11,145

Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A	69,647

Total Preferred Stocks (Cost $70,827)		80,792

See accompanying notes to the financial statements.

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	$12,843
2,004	Chinook Therapeutics-CVR, Expires on 12/31/49*	3,269

		16,112

Health Care (0.0%†):
4,400	Progenics Pharmaceuticals, Inc., Expires on 12/31/49*(a)	3,696
2,689	Zogenix, Inc. CVR, Expires on 1/1/25*	1,829

		5,525

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*	364

Pharmaceuticals (0.0%†):
8,452	Xeris BioPharma Hold CVR, Expires on 10/6/49*	2,282

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*(a)	—

Total Rights (Cost $364)		24,283

Shares or Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.6%):
749,083	BlackRock Liquidity FedFund, Institutional Class , 0.19%(b)(c)	$749,083

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $749,083)		749,083

Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
442,582	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	442,582

Total Unaffiliated Investment Company (Cost $442,582)		442,582

Total Investment Securities (Cost $103,062,925) — 100.8%		119,158,167
Net other assets (liabilities) — (0.8)%		(923,687)

Net Assets — 100.0%		$118,234,480

Percentages indicated are based on net assets as of June 30, 2022.

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $703,853.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

Amounts	shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$103,062,925

Investment securities, at value(a)	$119,158,167
Interest and dividends receivable	79,271
Receivable for investments sold	42,990
Prepaid expenses	414

Total Assets	119,280,842

Liabilities:
Payable for investments purchased	178,967
Payable for collateral received on loaned securities	749,083
Manager fees payable	70,942
Administration fees payable	17,719
Distribution fees payable	25,336
Custodian fees payable	816
Administrative and compliance services fees payable	98
Transfer agent fees payable	668
Trustee fees payable	833
Other accrued liabilities	1,900

Total Liabilities	1,046,362

Net Assets	$118,234,480

Net Assets Consist of:
Paid in capital	$64,771,722
Total distributable earnings	53,462,758

Net Assets	$118,234,480

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,773,115
Net Asset Value (offering and redemption price per share)	$12.10

(a)	Includes securities on loan of $703,853.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$885,199
Interest	9
Income from securities lending	2,446
Foreign withholding tax	(818)

Total Investment Income	886,836

Expenses:
Management fees	577,310
Administration fees	24,675
Distribution fees	169,797
Custodian fees	4,638
Administrative and compliance services fees	798
Transfer agent fees	2,598
Trustee fees	3,160
Professional fees	2,551
Shareholder reports	829
Other expenses	2,033

Total expenses before reductions	788,389
Less Management fees contractually waived	(101,878)

Net expenses	686,511

Net Investment Income/(Loss)	200,325
Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	5,616,483
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(32,745,968)

Net realized and Change in net unrealized gains/losses on investments	(27,129,485)

Change in Net Assets Resulting From Operations	$(26,929,160)

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$200,325	$661,574
Net realized gains/(losses) on investments	5,616,483	30,812,302
Change in unrealized appreciation/depreciation on investments	(32,745,968)	12,016,166

Change in net assets resulting from operations	(26,929,160)	43,490,042

Distributions to Shareholders:
Distributions	—	(12,429,190)

Change in net assets resulting from distributions to shareholders	—	(12,429,190)

Capital Transactions:
Proceeds from shares issued	30,390	663,840
Proceeds from dividends reinvested	—	12,429,190
Value of shares redeemed	(9,850,968)	(56,959,304)

Change in net assets resulting from capital transactions	(9,820,578)	(43,866,274)

Change in net assets	(36,749,738)	(12,805,422)
Net Assets:
Beginning of period	154,984,218	167,789,640

End of period	$118,234,480	$154,984,218

Share Transactions:
Shares issued	2,231	44,285
Dividends reinvested	—	881,503
Shares redeemed	(710,723)	(3,908,653)

Change in shares	(708,492)	(2,982,865)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$14.79		$12.46	$11.33	$10.19	$12.40	$11.42

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.06 (a)	0.05 (a)	0.05 (a)	0.07	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(2.71)		3.50	1.46	2.00	(1.53)	1.16

Total from Investment Activities	(2.69)		3.56	1.51	2.05	(1.46)	1.23

Distributions to Shareholders From:
Net Investment Income	—		(0.09)	(0.05)	(0.06)	(0.07)	(0.07)
Net Realized Gains	—		(1.14)	(0.33)	(0.85)	(0.68)	(0.18)

Total Dividends	—		(1.23)	(0.38)	(0.91)	(0.75)	(0.25)

Net Asset Value, End of Period	$12.10		$14.79	$12.46	$11.33	$10.19	$12.40

Total Return(b)	(18.19	)%(c)	29.02%	13.97%	21.10%	(12.64)%	10.87%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$118,234		$154,984	$167,790	$170,336	$149,873	$198,419
Net Investment Income/(Loss)(d)	0.30%		0.40%	0.54%	0.46%	0.48%	0.55%
Expenses Before Reductions(d)(e)	1.16%		1.17%	1.19%	1.17%	1.16%	1.16%
Expenses Net of Reductions(d)	1.01%		1.02%	1.04%	1.02%	1.01%	1.01%
Portfolio Turnover Rate	5	%(c)	12%	22%	10%	9%	9%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $216 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $749,083 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$117,811,266	$50,161	$—	$117,861,427
Preferred Stocks+	80,792	—	—	80,792
Rights+	—	20,587	3,696	24,283
Short-Term Security Held as Collateral for Securities on Loan	749,083	—	—	749,083
Unaffiliated Investment Company	442,582	—	—	442,582

Total Investment Securities	$119,083,723	$70,748	$3,696	$119,158,167

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Small Cap Fund	$6,704,320	$16,101,502

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Capitalization Risk: Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $107,010.830. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$61,729,193
Unrealized (depreciation)	(12,822,398)

Net unrealized appreciation/(depreciation)	$48,906,795

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Small Cap Fund	$6,931,703	$5,497,487	$12,429,190

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Small Cap Fund	$4,705,355	$26,779,768	$—	$48,906,795	$80,391,918

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

26

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 29

Statement of Operations Page 29

Statements of Changes in Net Assets Page 30

Financial Highlights Page 31

Notes to the Financial Statements Page 32

Other Information Page 40

Statement Regarding the Trust’s Liquidity Risk Management Program Page 41

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Enhanced Bond Index Fund	$1,000.00	$890.80	$3.00	0.64%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Enhanced Bond Index Fund	$1,000.00	$1,021.62	$3.21	0.64%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	31.3%

Corporate Bonds	26.5

U.S. Treasury Obligations	24.5

Collateralized Mortgage Obligations	7.1

Asset Backed Securities	4.4

Yankee Debt Obligations	4.3

Unaffiliated Investment Company	4.2

Foreign Bonds	1.7

Certificate of Deposit	1.1

Municipal Bonds	0.6

Short-Term Security Held as Collateral for Securities on Loan	0.4

Total Investment Securities	106.1

Net other assets (liabilities)	(6.1)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities (4.4%):
$2,266,318	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,244,516
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 10/15/28 @ 100	1,655,908
10,281,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A2, 3.49%, 5/15/27	10,291,511
3,593,000	CarMax Auto Owner Trust, Class A2A, Series 2022-2, 2.81%, 5/15/25, Callable 4/15/25 @ 100	3,581,047
1,062,755	College Ave Student Loans LLC, Class A2, Series 2021-C, 2.32%, 7/26/55(a)	972,441
158,705	College Ave Student Loans LLC, Class A1, Series 2021-A, 2.72%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	158,414
1,198,215	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	1,119,480
3,400,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-4, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a)	3,202,175
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 1/15/24 @ 100(a)	157,618
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 12/15/24 @ 100(a)	3,485,912
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,788,726
467,481	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	407,605
4,158,000	Ford Credit Auto Lease Trust, Class A2A, Series 2022-A, 2.78%, 10/15/24	4,132,279
451,462	Goodleap Sustainable Home Solutions Trust, Class A, Series 2022-1GS, 2.70%, 1/20/49, Callable 4/20/36 @ 100(a)	416,222
950,467	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-5CS, 2.31%, 10/20/48, Callable 6/20/36 @ 100(a)	831,812
1,755,918	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 5/20/36 @ 100(a)	1,496,279
2,960,000	GPMT, Ltd., Class A, Series 2021-FL4, 2.99%(US0001M+135bps), 11/15/36, Callable 11/20/23 @ 100(a)	2,849,400
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,203,764
197,491	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 2.45%(US0001M+113bps), 5/15/28, Callable 7/15/22 @ 100(a)	196,605
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,062,586
1,674,031	Mosaic Solar Loan Trust, Class A, Series 2022-1A, 2.64%, 1/20/53, Callable 2/20/36 @ 100(a)	1,533,482
1,161,436	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 2.32%(US0001M+100bps), 4/15/69, Callable 1/15/31 @ 100(a)	1,160,609
7,068,380	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 4/15/29 @ 100(a)	6,388,586

Principal Amount		Value
Asset Backed Securities, continued
$2,578,698	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 2.01%(PRIME-(199)bps), 4/15/60, Callable 5/15/32 @ 100(a)	$2,496,585
2,347,724	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 11/15/26 @ 100(a)	2,236,142
502,829	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 11/15/27 @ 100(a)	460,241
4,607,000	Navient Private Education Refi Loan Trust, Class A, Series 2022-BA, 4.16%, 10/15/70, Callable 2/15/29 @ 100(a)	4,554,879
972,132	Navient Student Loan Trust, Class A2B, Series 2020-CA, 2.92%(US0001M+160bps), 11/15/68, Callable 11/15/30 @ 100(a)	969,648
1,874,775	Navient Student Loan Trust, Class A2B, Series 2019-D, 2.37%(US0001M+105bps), 12/15/59, Callable 1/15/31 @ 100(a)	1,843,302
160,662	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 3/15/25 @ 100(a)	160,371
4,236,624	Nelnet Student Loan Trust, Class AFL, Series 2021-CA, 2.34%(US0001M+74bps), 4/20/62, Callable 2/20/31 @ 100(a)	4,145,442
3,563,887	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	3,328,102
2,938,908	Nelnet Student Loan Trust, Class AFX, Series 2021-DA, 1.63%, 4/20/62, Callable 5/20/31 @ 100(a)	2,759,163
6,783,838	Nelnet Student Loan Trust, Class AFL, Series 2021-BA, 2.38%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	6,724,752
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,319,289
774,827	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 2.87%(US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	768,201
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 0.02%, 8/15/33, Callable 8/15/26 @ 100(a)	1,775,538
4,240,502	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 2.05%(US0001M+73bps), 1/15/53(a)	4,131,636
3,476,369	SMB Private Education Loan Trust, Class APT, Series 2022-A, 2.85%, 11/16/54(a)	3,259,375
1,944,886	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	1,770,005
319,317	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 2.15%(US0001M+83bps), 9/15/37(a)	316,591
1,383,755	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	1,265,915
392,141	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 2.07%(US0001M+75bps), 10/15/35(a)	387,504
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	454,417
13,418	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 1/25/24 @ 100(a)	13,296

See accompanying notes to the financial statements.

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$658,963	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 2/15/28 @ 100(a)	$629,252
541,053	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 4/15/26 @ 100(a)	529,103
1,542,323	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 4/25/25 @ 100(a)	1,518,606
1,329,389	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 4/15/27 @ 100(a)	1,273,195

Total Asset Backed Securities (Cost $103,693,164)		99,427,527

Collateralized Mortgage Obligations (7.1%):
1,930,000	ACRES Commercial Realty, Ltd., Class A, Series 2021-FL2, 2.92%(US0001M+140bps), 1/15/37, Callable 12/15/23 @ 100(a)	1,847,496
2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 2.11%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	1,918,636
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 2.47%(US0001M+115bps), 4/15/38(a)	2,746,550
1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 2.33%(US0003M+109bps), 1/28/31, Callable 7/28/22 @ 100(a)	985,444
2,094,416	Angel Oak Mortgage Trust, Class A1, Series 2022-1, 2.88%, 12/25/66, Callable 1/25/25 @ 100(a)(b)	1,989,729
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 2/15/30 @ 100(a)	1,554,917
4,240,000	Arbor Realty Commercial Real Estate Notes, Ltd., Class A, Series 2021-FL4, 2.67%(US0001M+135bps), 11/15/36, Callable 6/15/24 @ 100(a)	4,102,200
500,000	Ares XXXIIR CLO, Ltd., Class A1A, Series 2014-32RA, 2.35%(US0003M+94bps), 5/15/30, Callable 8/15/22 @ 100(a)	488,804
1,780,000	BANK, Class A5, Series 2021-BN38, 2.52%, 12/15/64, Callable 12/15/31 @ 100	1,541,106
1,920,000	BANK, Class A5, Series 2022-BNK42, 4.49%, 6/15/55, Callable 5/15/32 @ 100(b)	1,955,328
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 2.05%(US0001M+72bps), 3/15/37(a)	3,671,860
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 2.11%(US0003M+107bps), 7/18/30, Callable 7/18/22 @ 100(a)	1,226,846
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 2.35%(US0003M+117bps), 1/25/35, Callable 1/24/23 @ 100(a)	2,214,741
2,090,000	BBCMS Mortgage Trust, Class A5, Series 2022-C16, 4.60%, 6/15/55, Callable 5/15/32 @ 100(b)	2,142,668
4,580,000	BDS, Ltd., Class A, Series 2021-FL10, 2.96%(US0001M+135bps), 12/18/36, Callable 12/16/23 @ 100(a)	4,409,682
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72, Callable 12/15/29 @ 100	591,688

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72, Callable 11/15/29 @ 100	$1,131,500
2,280,000	Benchmark Mortgage Trust, Class A5, Series 2022-B35, 4.59%, 5/15/55, Callable 5/15/32 @ 100(b)	2,317,164
1,000,000	Benchmark Mortgage Trust, Class A5, Series 2022-B33, 3.46%, 1/15/32	934,500
1,540,000	BSPRT Issuer, Ltd., Class A, Series 2021-FL7, 2.64%(US0001M+132bps), 12/15/38, Callable 12/15/23 @ 100(a)	1,465,789
1,120,000	BX, Class A, Series 2021-MFM1, 2.02%(US0001M+70bps), 1/15/34(a)	1,076,723
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44(a)	2,916,342
2,525,015	BX Commercial Mortgage Trust, Class A, Series 2021-XL2, 2.01%(US0001M+69bps), 10/15/36(a)	2,405,203
1,817,555	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 2.24%(US0001M+92bps), 10/15/36(a)	1,785,657
2,110,000	BX Commercial Mortgage Trust, Class A, Series 2021-CIP, 2.25%(US0001M+92bps), 12/15/28(a)	2,046,547
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	479,772
4,800,000	BX Trust, Class A, Series 2021-ARIA, 2.22%(US0001M+90bps), 10/15/36(a)	4,511,356
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	540,258
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 8/15/29 @ 100	554,367
2,235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 2.11%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,137,869
1,950,000	CEDR Commercial Mortgage Trust, Class A, Series 2022-SNAI, 2.27%(TSFR1M+99bps), 2/15/39(a)	1,840,375
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	757,021
269,344	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 2.52%(US0001M+90bps), 7/25/49, Callable 3/25/24 @ 100(a)	280,429
789,605	CIM Trust, Class A11, Series 2019-INV3, 1.96%(US0001M+100bps), 8/25/49, Callable 2/25/25 @ 100(a)	781,947
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,021,313
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	3,016,175
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 7/10/25 @ 100	656,695
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/10/23 @ 100(a)	1,268,583

See accompanying notes to the financial statements.

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,257,191	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	$2,091,468
1,195,000	CSAIL Commercial Mortgage Trust, Class B, Series 2019-C15, 4.48%, 3/15/52	1,139,624
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 2/15/28 @ 100(b)	205,340
2,335,000	CSMC, Class B, Series 2021-BHAR, 2.82%(US0001M+150bps), 11/15/38(a)	2,258,662
1,796,071	CSMC, Class A1, Series 2021-NQM8, 1.84%, 10/25/66, Callable 11/25/24 @ 100(a)(b)	1,617,350
899,220	Deephaven Residential Mortgage Trust, Class A1, Series 2022-2, 4.30%, 3/25/67, Callable 4/25/25 @ 100(a)(b)	870,427
2,000,000	Dewolf Park CLO, Ltd., Class AR, Series 2017-1A, 1.96%(US0003M+92bps), 10/15/30, Callable 7/15/22 @ 100(a)	1,960,236
1,440,000	Diameter Capital CLO 1, Ltd., Class A1A, Series 2021-1A, 2.28%(US0003M+124bps), 7/15/36, Callable 10/15/23 @ 100(a)	1,399,260
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 2.10%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,013,360
800,000	Dryden 75 CLO, Ltd., Class AR2, Series 2019-75A, 2.08%(US0003M+104bps), 4/15/34, Callable 4/15/23 @ 100(a)	772,020
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 2.21%(US0003M+115bps), 4/20/34, Callable 4/20/23 @ 100(a)	4,602,484
5,376,908	Extended Stay America Trust, Class A, Series 2021-ESH, 2.41%(US0001M+108bps), 7/15/38(a)	5,241,840
566,039	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.96%(US0001M+95bps), 10/25/49, Callable 2/25/28 @ 100(a)	558,247
1,055,303	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	1,015,107
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 2.73%(US0001M+122bps), 4/16/26, Callable 4/16/23 @ 100	1,182,696
2,720,000	FS Rialto Issuer LLC, Class A, Series 2022-FL4, 2.69%(SOFR30A+190bps), 1/19/39, Callable 4/17/24 @ 100(a)	2,627,504
3,365,275	GCAT Trust, Class A1, Series 2021-NQM7, 1.91%, 8/25/66, Callable 9/25/24 @ 100(a)(b)	3,142,291
3,805,635	GS Mortgage Backed Securities Corp. Trust, Class A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable 3/25/34 @ 100(a)(b)	3,248,722
1,712,483	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ6, 2.50%, 11/25/51, Callable 8/25/42 @ 100(a)(b)	1,463,210
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,509,613
270,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)(b)	227,073
2,477,211	J.P. Morgan Mortgage Trust, Class A3B, Series 2022-INV3, 3.00%, 9/25/52, Callable 9/25/38 @ 100(a)(b)	2,197,654

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$585,836	JP Morgan Chase Commercial Mortgage Securities Corp., Class A, Series 2021-MHC, 2.12%(US0001M+80bps), 4/15/38(a)	$565,386
3,660,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-NYAH, 2.08%(US0001M+76bps), 6/15/38	3,476,966
181,211	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 2.52%(US0001M+90bps), 2/25/50, Callable 10/25/23 @ 100(a)	178,978
135,790	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 1.86%(US0001M+85bps), 2/25/50, Callable 3/25/23 @ 100(a)	134,226
181,593	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 3/25/23 @ 100(a)(b)	177,322
453,861	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 2.01%(US0001M+100bps), 5/25/50, Callable 7/25/28 @ 100(a)	446,771
508,460	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 2.52%(US0001M+90bps), 2/25/50, Callable 6/25/25 @ 100(a)	502,214
124,924	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 2.01%(US0001M+100bps), 6/25/50, Callable 1/25/26 @ 100(a)	122,847
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	683,263
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 2.12%(US0001M+80bps), 5/15/36(a)	2,845,775
1,503,944	Life Mortgage Trust, Class A, Series 2021-BMR, 2.02%(US0001M+70bps), 3/15/38(a)	1,441,801
1,875,000	LoanCore Issuer, Ltd., Class A, Series 2021-CRE6, 2.62%(US0001M+130bps), 11/15/38, Callable 11/15/23 @ 100(a)	1,795,563
3,062,290	Mello Mortgage Capital Acceptance, Class A3, Series 2022-INV2, 3.00%, 4/25/52, Callable 7/25/46 @ 100(a)(b)	2,714,791
630,000	MF1, Class A, Series 2021-W10, 2.35%(SOFR30A+107bps), 12/15/24(a)	603,531
3,570,000	MHP, Class A, Series 2021-STOR, 2.02%(US0001M+70bps), 7/15/38(a)	3,421,691
1,189,164	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 5/15/25 @ 100	1,162,764
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,567,126
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	1,470,223
2,545,000	MTN Commercial Mortgage Trust, Class A, Series 2022-LPFL, 2.68%(TSFR1M+140bps), 3/15/39(a)	2,481,167
1,559,193	OBX Trust, Class A1, Series 2022-INV3, 3.00%, 2/25/52, Callable 6/25/43 @ 100(a)(b)	1,384,210
1,905,000	Octagon 66, Ltd., Class A, Series 2022-1A(TSFR3M+194bps), 8/16/33(a)	1,899,555
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 2.28%(US0003M+110bps), 1/25/31, Callable 7/25/22 @ 100(a)	1,162,407

See accompanying notes to the financial statements.

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,748,228	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	$2,796,982
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 2.27%(US0001M+95bps), 1/15/26(a)	1,465,832
2,388,664	PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%, 11/25/56, Callable 8/25/42 @ 100(a)(b)	2,096,639
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 2.13%(US0003M+109bps), 1/15/30, Callable 7/15/22 @ 100(a)	1,230,341
1,610,672	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 1/25/48 @ 100	1,593,264
652,876	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 2/25/35 @ 100	640,765
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 6/10/26 @ 100	119,192
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 2.33%(US0003M+127bps), 4/20/33, Callable 7/20/22 @ 100(a)	974,091
2,300,000	Taubman Centers Commercial Mortgage Trust, Class A, Series 2022-DPM, 3.46%(TSFR1M+219bps), 5/15/37(a)	2,190,836
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 2.17%(US0001M+75bps), 11/11/34(a)	381,637
2,921,900	Verus Securitization Trust, Class A1, Series 2022-3, 4.13%, 2/25/67, Callable 3/25/25 @ 100(a)	2,867,718
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 2.10%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	961,629
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,227,225
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 4/15/25 @ 100	760,988
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	999,694
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51, Callable 8/15/28 @ 100	930,703
8,864,614	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.98%, 12/15/59, Callable 8/15/26 @ 100(b)	259,467
1,500,000	Whitebox CLO III, Ltd., Class A1, Series 2021-3A, 2.26%(US0003M+122bps), 10/15/34, Callable 10/15/23 @ 100(a)	1,454,145

Total Collateralized Mortgage Obligations (Cost $169,934,782)		161,847,193

Corporate Bonds (26.5%):
Aerospace & Defense (1.2%):
2,642,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	2,609,461
647,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	636,134
216,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	201,458
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,041,948

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$1,020,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	$1,003,379
1,249,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,231,278
378,000	Huntington Ingalls Industries, Inc., 3.84%, 5/1/25, Callable 4/1/25 @ 100	373,114
981,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	912,330
1,518,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,314,022
1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,292,074
1,383,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,356,911
305,000	Lockheed Martin Corp., 3.90%, 6/15/32, Callable 3/15/32 @ 100	301,754
391,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	450,090
1,051,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	925,625
1,000,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100	933,827
2,256,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	2,206,318
214,000	Northrop Grumman Corp., 4.75%, 6/1/43	207,168
217,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	184,485
1,655,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,478,776
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	130,376
2,427,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,402,198
563,000	Raytheon Technologies Corp., 2.38%, 3/15/32, Callable 12/15/31 @ 100	477,374
168,000	Raytheon Technologies Corp., 4.50%, 6/1/42	160,993
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	369,839
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	663,003
1,426,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	1,401,113
405,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	290,783
875,000	Raytheon Technologies Corp., 3.03%, 3/15/52, Callable 9/15/51 @ 100	654,889
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	257,726
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,034,250

		26,502,696

Air Freight & Logistics (0.1%):
620,000	FedEx Corp., 0.45%, 5/4/29, Callable 2/4/29 @ 100	540,764
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	717,371

		1,258,135

Airlines (0.3%):
844,281	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 3/22/25	810,985
307,847	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 7/15/25	288,221

See accompanying notes to the financial statements.

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$68,972	American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 8/15/26	$63,110
474,567	American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 3/22/29	435,143
201,082	American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	182,619
398,038	American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 4/15/30	356,670
164,378	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 8/15/30	151,074
655,306	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	584,977
420,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	407,069
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	121,605
40,366	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 3/3/24	40,249
6,146	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	5,685
251,764	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	238,919
1,100,894	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	1,078,876
10,648	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	9,841
358,229	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	317,563
44,228	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	40,406
171,477	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	153,581
208,474	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	187,748
334,459	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	313,799
459,576	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	390,433

		6,178,573

Banks (5.1%):
3,470,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	3,458,830
4,437,000	Bank of America Corp., 3.55% (US0003M+78 bps), 3/5/24, Callable 3/5/23 @ 100	4,429,360
504,000	Bank of America Corp., 0.98% (SOFR+69 bps), 4/22/25, Callable 4/22/24 @ 100	474,403
1,683,000	Bank of America Corp., 3.37% (US0003M+81 bps), 1/23/26, Callable 1/23/25 @ 100	1,635,127
597,000	Bank of America Corp., 2.02% (US0003M+64 bps), 2/13/26, Callable 2/13/25 @ 100, MTN	561,989
2,921,000	Bank of America Corp., 3.38% (SOFR+133 bps), 4/2/26, Callable 4/2/25 @ 100, MTN	2,835,181
6,244,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	5,670,707
6,920,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	6,205,199
6,098,000	Bank of America Corp., 3.56% (US0003M+106 bps), 4/23/27, Callable 4/23/26 @ 100, MTN	5,848,494

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,447,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	$1,291,390
2,767,000	Bank of America Corp., 3.82% (US0003M+158 bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,657,811
1,925,000	Bank of America Corp., 2.55% (SOFR+105 bps), 2/4/28, Callable 2/4/27 @ 100	1,761,161
3,800,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	3,545,487
821,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	784,192
1,535,000	Bank of America Corp., 4.27% (US0003M+131 bps), 7/23/29, Callable 7/23/28 @ 100	1,480,891
735,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	699,977
1,510,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,358,595
6,772,000	Bank of America Corp., 2.88% (US0003M+119 bps), 10/22/30, Callable 10/22/29 @ 100, MTN	5,931,175
472,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	400,519
793,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	676,810
295,000	Bank of America Corp., 1.90% (SOFR+153 bps), 7/23/31, Callable 7/23/30 @ 100, MTN	237,371
860,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	687,979
665,000	Bank of America Corp., 2.57% (SOFR+121 bps), 10/20/32, Callable 10/20/31 @ 100	549,253
2,372,000	Bank of America Corp., 2.97% (SOFR+133 bps), 2/4/33, Callable 2/4/32 @ 100	2,020,574
3,200,000	Bank of America Corp., 4.57% (SOFR+183 bps), 4/27/33, Callable 4/27/32 @ 100	3,113,488
905,000	Bank of America Corp., 5.87% (US0003M+293 bps), 12/31/99, Callable 3/15/28 @ 100	794,138
345,000	Citigroup, Inc., 0.78% (SOFR+69 bps), 10/30/24, Callable 10/30/23 @ 100	328,842
5,421,000	Citigroup, Inc., 3.29% (SOFR+153 bps), 3/17/26, Callable 3/17/25 @ 100	5,251,404
7,084,000	Citigroup, Inc., 3.07% (SOFR+128 bps), 2/24/28, Callable 2/24/27 @ 100	6,608,111
5,943,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	5,602,549
4,621,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	4,050,242
479,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	402,316
405,000	Citigroup, Inc., 3.06% (SOFR+135 bps), 1/25/33, Callable 1/25/32 @ 100	343,961
380,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	375,073
329,000	Citigroup, Inc., 4.00% (H15T5Y+4 bps), 12/31/99, Callable 12/10/25 @ 100	284,585
491,000	JPMorgan Chase & Co., 0.70% (SOFR+58 bps), 3/16/24, Callable 3/16/23 @ 100	479,987
1,800,000	JPMorgan Chase & Co., 3.56% (US0003M+73 bps), 4/23/24, Callable 4/23/23 @ 100	1,795,502
210,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	209,404
1,636,000	JPMorgan Chase & Co., 3.85% (SOFR+98 bps), 6/14/25, Callable 6/14/24 @ 100	1,621,556

See accompanying notes to the financial statements.

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$182,000	JPMorgan Chase & Co., 2.30% (SOFR+116 bps), 10/15/25, Callable 10/15/24 @ 100	$174,089
1,385,000	JPMorgan Chase & Co., 2.01% (SOFR+159 bps), 3/13/26, Callable 3/13/25 @ 100	1,295,924
3,755,000	JPMorgan Chase & Co., 4.08% (SOFR+132 bps), 4/26/26, Callable 4/26/25 @ 100	3,719,992
2,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	1,941
2,230,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	2,186,234
2,897,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	2,585,807
4,797,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	4,614,695
3,168,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	2,945,689
1,750,000	JPMorgan Chase & Co., 4.00% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	1,681,006
1,318,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	1,239,493
977,000	JPMorgan Chase & Co., 2.74% (SOFR+151 bps), 10/15/30, Callable 10/15/29 @ 100	852,922
2,090,000	JPMorgan Chase & Co., 2.96% (SOFR+126 bps), 1/25/33, Callable 1/25/32 @ 100	1,793,922
861,000	JPMorgan Chase & Co., 4.26% (US0003M+158 bps), 2/22/48, Callable 2/22/47 @ 100	779,035
138,000	JPMorgan Chase & Co., 3.90% (US0003M+122 bps), 1/23/49, Callable 1/23/48 @ 100	116,364
105,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	104,848
1,400,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	1,317,994
1,694,000	Wells Fargo & Co., 3.91% (SOFRRATE+132 bps), 4/25/26, Callable 4/25/25 @ 100	1,668,507
819,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	777,053
1,494,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	1,419,925
655,000	Wells Fargo & Co., 4.61% (SOFR+213 bps), 4/25/53, Callable 4/25/52 @ 100	609,502

		116,348,575

Beverages (0.3%):
7,123,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	6,890,320
108,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100	97,567

		6,987,887

Biotechnology (0.4%):
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,643,230
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,740,727
864,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	806,078
527,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	479,122

Principal Amount		Value
Corporate Bonds, continued
Biotechnology, continued
$612,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	$576,477
209,000	Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51 @ 100	184,040
1,013,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	698,486
1,178,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,138,546
464,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	447,805

		8,714,511

Capital Markets (3.2%):
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,125,857
1,042,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	961,249
704,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	594,312
370,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	321,900
1,150,000	Bank of New York Mellon Corp. (The), 3.70% (H15T5Y+335 bps), 12/31/99, Callable 3/20/26 @ 100	1,019,187
1,578,000	Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100(a)	1,339,968
1,152,000	Blackstone Private Credit Fund, 4.00%, 1/15/29, Callable 11/15/28 @ 100(a)	944,543
1,435,000	Charles Schwab Corp. (The), Series E, 4.90% (US0003M+332 bps), 12/29/49, Callable 9/1/22 @ 100^	1,352,487
3,115,000	Charles Schwab Corp. (The), 4.00% (H15T5Y+317 bps), 12/31/99, Callable 6/1/26 @ 100	2,643,856
1,291,000	FactSet Research Systems, 3.45%, 3/1/32, Callable 12/1/31 @ 100	1,142,769
4,130,000	Goldman Sachs Group, Inc., 3.62% (SOFR+185 bps), 3/15/28, Callable 3/15/27 @ 100	3,913,340
5,247,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	5,155,844
908,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	897,572
730,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR+61 bps), 2/12/26, Callable 2/12/25 @ 100	665,760
1,234,000	Goldman Sachs Group, Inc. (The), 2.58% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	1,206,862
4,503,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	3,842,099
1,580,000	Goldman Sachs Group, Inc. The, 0.66% (SOFR+51 bps), 9/10/24, Callable 9/10/23 @ 100	1,514,670
8,912,000	Goldman Sachs Group, Inc. The, 2.64% (SOFR+111 bps), 2/24/28, Callable 2/24/27 @ 100	8,131,915
331,000	Goldman Sachs Group, Inc. The, 2.62% (SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100	275,060
992,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	831,413
205,000	Moody S Corp., 3.75%, 2/25/52, Callable 8/25/51 @ 100	168,528

See accompanying notes to the financial statements.

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$683,000	Moody’s Corp., 3.10%, 11/29/61, Callable 5/29/61 @ 100	$475,367
2,065,000	Morgan Stanley, 0.53% (SOFR+46 bps), 1/25/24, Callable 1/25/23 @ 100	2,024,958
520,000	Morgan Stanley, 0.73% (SOFR+62 bps), 4/5/24, Callable 4/5/23 @ 100	507,356
1,970,000	Morgan Stanley, 3.62% (SOFRRATE+116 bps), 4/17/25, Callable 4/17/24 @ 100	1,945,351
3,423,000	Morgan Stanley, 3.63%, 1/20/27	3,326,677
9,921,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	8,818,698
785,000	Morgan Stanley, 4.21% (SOFR+161 bps), 4/20/28, Callable 4/20/27 @ 100	769,178
3,876,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	3,677,622
1,102,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	1,048,979
1,564,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	1,525,801
6,959,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	6,030,516
884,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	698,545
210,000	Morgan Stanley, 1.93% (SOFR+102 bps), 4/28/32, Callable 4/28/31 @ 100, MTN	166,722
278,000	Morgan Stanley, 2.24% (SOFR+118 bps), 7/21/32, Callable 7/21/31 @ 100, MTN	225,556
278,000	Morgan Stanley, 2.51% (SOFR+120 bps), 10/20/32, Callable 10/20/31 @ 100, MTN	230,427
806,000	Morgan Stanley, 2.94% (SOFR+129 bps), 1/21/33, Callable 1/21/32 @ 100	689,891
162,000	S P Global, Inc., 3.90%, 3/1/62, Callable 9/1/61 @ 100(a)	139,120
196,000	State Street Corp., 2.90% (SOFR+3 bps), 3/30/26, Callable 3/30/25 @ 100	189,904
661,000	State Street Corp., Series F, 5.43% (US0003M+360 bps), Callable 9/15/22 @ 100	644,475
1,415,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100^	1,278,806

		73,463,140

Chemicals (0.3%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	428,587
565,000	Dow Chemical Co. (The), 5.55%, 11/30/48, Callable 5/30/48 @ 100	574,155
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,131,116
525,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100	371,240
663,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	539,895
353,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	312,019
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	334,832

		5,691,844

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies (0.0%†):
$640,000	Republic Services, Inc., 2.38%, 3/15/33, Callable 12/15/32 @ 100	$523,992
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	83,926

		607,918

Communications Equipment (0.3%):
1,085,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	1,062,591
1,662,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,595,651
756,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	593,218
1,822,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,482,068
1,115,000	Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100	1,124,619
27,000	Motorola Solutions, Inc., 5.50%, 9/1/44	25,607

		5,883,754

Consumer Finance (0.4%):
469,000	American Express Co., 2.55%, 3/4/27, Callable 2/1/27 @ 100	437,012
740,000	American Honda Finance Corp., 1.38%, 11/10/22	777,613
1,731,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	1,532,480
732,000	Capital One Financial Corp., 5.27% (SOFR+237 bps), 5/10/33, Callable 5/10/32 @ 100	719,035
2,321,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	2,294,887
1,317,000	General Motors Financial Co., Inc., 3.10%, 1/12/32, Callable 10/12/31 @ 100	1,061,245
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,039,049
343,000	Toyota Motor Credit Corp., 0.80%, 1/9/26, MTN	310,356

		9,171,677

Containers & Packaging (0.1%):
1,876,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,535,540
349,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	330,416

		1,865,956

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	142,952
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	362,735

		505,687

Diversified Financial Services (0.2%):
305,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52, Callable 9/15/51 @ 100	263,238
3,284,000	Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	2,908,192
1,032,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100^(a)	841,658
536,000	Glencore Funding LLC, 2.85%, 4/27/31, Callable 1/27/31 @ 100(a)	443,539
654,000	Glencore Funding LLC, 2.63%, 9/23/31, Callable 6/23/31 @ 100(a)	527,538

See accompanying notes to the financial statements.

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$331,000	Glencore Funding LLC, 3.38%, 9/23/51, Callable 3/23/51 @ 100(a)	$227,323

		5,211,488

Diversified Telecommunication Services (1.6%):
2,000,000	AT&T, Inc., 3.43%, 11/27/22(a)(c)	1,971,834
425,000	AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	387,713
435,000	AT&T, Inc., 1.65%, 2/1/28, Callable 12/1/27 @ 100	376,987
375,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	365,760
1,173,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,161,215
2,753,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,681,639
2,600,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	2,107,534
935,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	888,356
490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	435,038
406,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	355,123
1,116,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	1,038,130
602,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	534,814
786,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	611,640
859,000	AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100	648,545
190,000	AT&T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100	147,914
289,000	Verizon Communications, Inc., 4.13%, 3/16/27	286,927
3,288,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	2,910,643
807,000	Verizon Communications, Inc., 4.33%, 9/21/28	802,595
3,102,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	3,011,515
5,577,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	5,084,997
466,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	373,104
1,836,000	Verizon Communications, Inc., 1.68%, 10/30/30, Callable 7/30/30 @ 100	1,473,928
2,604,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	2,233,305
1,318,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100	1,091,586
700,000	Verizon Communications, Inc., 2.88%, 1/15/38	663,100
3,139,000	Verizon Communications, Inc., 2.65%, 11/20/40, Callable 5/20/40 @ 100	2,302,472
760,000	Verizon Communications, Inc., 2.88%, 11/20/50, Callable 5/20/50 @ 100	541,758
1,224,000	Verizon Communications, Inc., 3.00%, 11/20/60, Callable 5/20/60 @ 100	835,741

		35,323,913

Electric Utilities (2.0%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22	430,408
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	407,334
1,185,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	931,438
221,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	193,251

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	$429,106
780,000	AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable 2/15/51 @ 100	549,538
1,044,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	828,001
819,000	American Transmission Systems, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	695,772
612,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	501,158
1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	1,044,756
335,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	258,683
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	581,464
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	109,812
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	986,190
65,000	DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	56,714
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	99,597
718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	633,646
259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	213,087
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,428,329
955,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	794,442
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	314,372
391,000	Duke Energy Florida LLC, 3.00%, 12/15/51, Callable 6/15/51 @ 100	294,135
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	531,011
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	90,250
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	304,748
315,000	Duke Energy Progress LLC, 2.90%, 8/15/51, Callable 2/15/51 @ 100	233,996
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	234,919
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	425,755
719,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	646,490
2,153,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	2,150,412
258,000	Edison International, 4.95%, 4/15/25, Callable 3/15/25 @ 100	258,708
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	205,059
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	604,375
386,000	Entergy Louisiana LLC, 2.35%, 6/15/32, Callable 3/15/32 @ 100	323,259

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	$370,597
180,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(a)	168,739
382,000	Exelon Corp., 5.63%, 6/15/35	393,209
898,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	840,340
136,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(a)	117,118
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	177,823
517,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	429,249
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	432,086
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	498,107
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	279,139
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	820,226
817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	715,603
783,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	719,810
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	416,119
1,399,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,120,634
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	632,728
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,599,518
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	314,485
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	531,914
1,070,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	760,508
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	139,406
2,318,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,086,200
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	307,885
716,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	514,024
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	1,370,701
10,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	10,839
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	239,505
383,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	352,686
97,000	Pacific Gas and Electric Co., 2.50%, 2/1/31, Callable 11/1/30 @ 100	74,560
501,000	Pacific Gas and Electric Co., 3.25%, 6/1/31, Callable 3/1/31 @ 100	402,962

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$404,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	$323,275
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	471,128
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	518,636
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	211,033
2,204,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	2,160,039
869,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	668,676
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	186,713
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	2,775
540,000	Tampa Electric Co., 3.63%, 6/15/50, Callable 12/15/49 @ 100	437,801
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 7/27/22 @ 100	500,195
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	425,447
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	431,726
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	643,044
2,301,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	2,082,405

		44,689,828

Electronic Equipment, Instruments & Components (0.0%†):
198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	167,313

Entertainment (0.0%†):
892,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	725,124

Equity Real Estate Investment Trusts (1.0%):
256,000	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34, Callable 12/15/33 @ 100	213,453
91,000	American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100	87,914
810,000	American Tower Corp., 0.40%, 2/15/27, Callable 12/15/26 @ 100	730,271
600,000	American Tower Corp., 3.65%, 3/15/27, Callable 2/15/27 @ 100	570,672
1,429,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	1,188,934
1,429,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,314,371
1,738,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,391,283
682,000	American Tower Corp., 2.30%, 9/15/31, Callable 6/15/31 @ 100	541,489
232,000	Crown Castle International Corp., 3.15%, 7/15/23, Callable 6/15/23 @ 100	229,436
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	415,858
592,000	Crown Castle International Corp., 2.90%, 3/15/27, Callable 2/15/27 @ 100	547,724

See accompanying notes to the financial statements.

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$2,244,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	$1,989,073
1,155,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	937,180
2,744,000	Crown Castle International Corp., 2.50%, 7/15/31, Callable 4/15/31 @ 100	2,263,402
714,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	687,301
362,000	Duke Realty LP, 4.00%, 9/15/28, Callable 6/15/28 @ 100	351,372
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	926,230
2,070,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	1,781,152
2,277,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	2,029,288
2,264,000	Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	2,052,773
329,000	Invitation Homes Operating Partnership LP, 2.30%, 11/15/28, Callable 9/15/28 @ 100	278,700
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	413,584
801,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	606,956
402,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	276,244
611,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	556,774

		22,381,434

Financial Services (0.0%†):
281,000	GE Capital Funding LLC, 4.55%, 5/15/32, Callable 2/15/32 @ 100	271,718

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	408,721

Gas Utilities (0.0%†):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	232,436
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	427,934
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	420,383

		1,080,753

Health Care (0.1%):
610,000	City of Hope, Series 2013, 5.62%, 11/15/43	661,116
462,000	Nationwide Children’s Hospital, Inc., 4.56%, 11/1/52, Callable 5/1/52 @ 100	475,385

		1,136,501

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	549,683
510,000	Becton Dickinson & Co., 0.03%, 8/13/25, Callable 7/13/25 @ 100	494,642
333,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	290,611

Principal Amount		Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$100,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	$70,762

		1,405,698

Health Care Providers & Services (1.3%):
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	199,008
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	432,999
2,140,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	2,145,791
1,520,000	Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	1,461,176
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	304,429
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	512,178
5,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	4,761
1,539,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,478,160
1,470,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,435,205
1,817,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	1,770,772
1,240,000	Duke University Health, 3.92%, 6/1/47, Callable 12/1/46 @ 100	1,139,937
7,636,000	HCA, Inc., 5.25%, 4/15/25	7,655,090
2,570,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,570,000
730,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	623,238
2,805,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(a)	2,395,136
2,871,000	HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100	2,009,823
1,088,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(a)	875,704
1,361,000	Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @ 100	1,194,301
221,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	223,106
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	901,117
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	468,841
427,000	UnitedHealth Group, Inc., 4.25%, 6/15/48, Callable 12/15/47 @ 100	402,997

		30,203,769

Hotels, Restaurants & Leisure (0.1%):
236,000	Marriott International, Inc., 4.63%, 6/15/30, Callable 3/15/30 @ 100	226,929
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,248,685

		1,475,614

Industrial Conglomerates (0.1%):
785,000	3M Co., Series E, 0.95%, 5/15/23	822,663
637,000	General Electric Co., Series A, 6.75%, 3/15/32	714,336
248,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	247,005

		1,784,004

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Industrial Services (0.0%†):
$460,000	Burlington Northern Santa Fe LLC, 4.45%, 1/15/53, Callable 7/15/52 @ 100	$447,874

Insurance (0.3%):
1,013,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	948,866
330,000	American International Group, Inc., 4.38%, 6/30/50, Callable 12/30/49 @ 100	296,328
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	566,450
1,903,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	1,666,478
171,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	141,148
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	91,616
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	474,015
433,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	429,034
833,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	705,153
843,000	Marsh McLennan Cos., Inc., 2.38%, 12/15/31, Callable 9/15/31 @ 100	710,554
404,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	392,660

		6,422,302

IT Services (0.4%):
793,000	Fidelity National Information Services, Inc., 3.10%, 3/1/41, Callable 9/1/40 @ 100	581,666
789,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	720,726
404,000	Global Payments, Inc., 2.15%, 1/15/27, Callable 12/15/26 @ 100	359,104
2,345,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,054,086
1,898,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	1,605,019
1,053,000	International Business Machines Corp., 3.30%, 5/15/26	1,029,003
175,000	International Business Machines Corp., 4.25%, 5/15/49	155,627
431,000	International Business Machines Corp., 3.43%, 2/9/52, Callable 8/9/51 @ 100	332,585
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	1,810,167

		8,647,983

Life Sciences Tools & Services (0.1%):
1,402,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	1,148,654
2,442,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	2,060,379

		3,209,033

Machinery (0.0%†):
663,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	609,286

Media (0.5%):
2,976,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.95%, 6/30/62, Callable 12/30/61 @ 100	2,001,330

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$3,978,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	$3,552,927
937,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	758,364
850,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	740,979
1,944,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100	1,357,355
799,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	605,743
724,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	707,344
1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100^	1,131,532
301,000	NBCUniversal Media LLC, 4.45%, 1/15/43	280,991

		11,136,565

Metals & Mining (0.1%):
1,380,000	Nucor Corp., 4.30%, 5/23/27, Callable 4/23/27 @ 100	1,376,500

Multi-Utilities (0.2%):
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	4,581
762,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	595,564
245,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	179,801
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	159,058
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	563,687
1,542,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,255,890
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	289,726
430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	395,573
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	460,792
778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	605,271
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	150,653
318,000	Consumers Energy Co., 2.65%, 8/15/52, Callable 2/15/52 @ 100	223,867

		4,884,463

Oil, Gas & Consumable Fuels (2.6%):
1,695,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,454,885
672,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	568,996
1,474,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	1,523,747
656,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25, Callable 10/2/24 @ 100	671,154
4,397,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	4,399,638
1,650,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	1,510,905

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$635,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100	$493,497
469,000	Devon Energy Corp., 8.25%, 8/1/23, Callable 6/1/23 @ 100	488,932
78,000	Devon Energy Corp., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94	79,268
3,600,000	Devon Energy Corp., 4.50%, 1/15/30, Callable 1/15/25 @ 102.25	3,397,500
619,000	Devon Energy Corp., 4.75%, 5/15/42, Callable 11/15/41 @ 100	560,969
3,970,000	Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	3,875,712
3,105,000	Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	2,848,838
1,586,000	Diamondback Energy, Inc., 4.40%, 3/24/51, Callable 9/24/50 @ 100	1,359,507
1,833,000	Diamondback Energy, Inc., 4.25%, 3/15/52, Callable 9/15/51 @ 100	1,546,037
711,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	703,847
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,019,587
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,102,570
270,000	Energy Transfer LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	263,361
587,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	593,604
1,900,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	1,873,875
1,725,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	1,712,062
236,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	265,674
1,500,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,278,750
266,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	265,667
857,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	839,860
675,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	654,750
670,000	Energy Transfer Partners LP, 3.60%, 2/1/23, Callable 11/1/22 @ 100	670,837
515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	431,519
221,000	Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	159,834
701,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	510,646
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	799,529
228,000	Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	245,765
37,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	41,661
639,000	Kinder Morgan, Inc., 3.60%, 2/15/51, Callable 8/15/50 @ 100	472,755

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,313,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	$1,104,279
1,292,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,266,160
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	670,645
2,523,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	2,453,855
215,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	218,763
1,268,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	1,290,190
1,255,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,256,569
2,286,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	2,183,130
1,550,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	1,486,062
720,000	Targa Resources Corp., 4.95%, 4/15/52, Callable 10/15/51 @ 100	624,547
470,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	448,262
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 8/8/22 @ 100(a)	220,044
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,292,796
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	924,567
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,874,899
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,119,393
255,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	212,492
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	275,774

		59,608,165

Power (0.1%):
1,783,000	Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(a)	1,773,338

Professional Services (0.3%):
2,555,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100	2,366,569
3,657,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,649,700
1,797,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	1,629,227

		7,645,496

Real Estate Management & Development (0.0%†):
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	842,269

Road & Rail (0.7%):
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,267,135
313,000	Burlington Northern Santa Fe LLC, 2.88%, 6/15/52, Callable 12/15/51 @ 100	235,509
1,794,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,686,496

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Road & Rail, continued
$540,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	$520,114
534,000	CSX Corp., 4.10%, 3/15/44, Callable 9/15/43 @ 100	472,439
145,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	138,658
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,215,288
1,953,000	Norfolk Southern Corp., 3.00%, 3/15/32, Callable 12/15/31 @ 100^	1,761,501
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	192,300
340,000	Norfolk Southern Corp., 4.55%, 6/1/53, Callable 12/1/52 @ 100	323,111
478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	471,859
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,332,890
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	393,559
633,000	Ryder System, Inc., 4.63%, 6/1/25, Callable 5/1/25 @ 100, MTN	636,314
1,566,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	1,515,138
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	325,758
175,000	Union Pacific Corp., 2.80%, 2/14/32, Callable 12/15/31 @ 100	156,211
1,707,000	Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36 @ 100	1,429,085
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	1,927
1,224,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	964,166
85,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	62,925
366,025	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	358,169

		15,460,552

Semiconductors & Semiconductor Equipment (0.7%):
287,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	281,436
1,271,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	1,229,853
288,000	Broadcom, Inc., 3.46%, 9/15/26, Callable 7/15/26 @ 100	276,592
859,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	788,132
5,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	4,025
850,000	Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32 @ 100(a)	770,224
5,854,000	Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37 @ 100(a)	5,251,173
335,000	Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100	241,967
1,096,000	Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100	805,191
16,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	16,258
925,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	737,483
700,000	KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100	722,170
2,110,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	2,092,329

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$75,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	$74,745
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	310,353
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	463,378
359,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	344,638
1,500,000	TSMC Arizona Corp., 4.25%, 4/22/32, Callable 1/22/32 @ 100	1,485,036

		15,894,983

Software (1.0%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,272,032
1,171,000	Citrix Systems, Inc., 3.30%, 3/1/30, Callable 12/1/29 @ 100	1,153,372
3,721,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	3,405,373
3,274,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	2,825,521
120,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	104,881
1,072,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	886,624
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,267,787
3,040,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	2,406,671
591,000	Oracle Corp., 6.13%, 7/8/39	597,105
2,111,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,583,455
1,375,000	Oracle Corp., 5.38%, 7/15/40	1,260,621
1,305,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	958,421
1,018,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	752,922
1,499,000	ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,179,382
281,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	280,573
427,000	Vmware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	410,759
361,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	299,873
1,164,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	919,525
545,000	Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	497,918

		22,062,815

Software & Tech Services (0.0%†):
75,000	RELX Capital, Inc., 4.75%, 5/20/32, Callable 2/20/32 @ 100	76,190

Specialty Retail (0.1%):
1,251,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	1,256,683
861,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	814,435

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail, continued
$486,000	Lowe’s Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	$355,126

		2,426,244

Technology Hardware, Storage & Peripherals (0.0%†):
98,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	122,384
541,000	Dell International LLC/EMC Corp., 3.45%, 12/15/51, Callable 6/15/51 @ 100(a)	365,750
344,000	Hp, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100	277,758

		765,892

Telecommunications (0.0%†):
253,000	T Mobile USA, Inc., 2.70%, 3/15/32, Callable 12/15/31 @ 100(a)	212,629

Tobacco (0.4%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	390,932
4,232,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	3,862,225
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	78,176
1,549,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	1,446,657
567,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	434,095
948,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	944,827
1,732,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,460,211

		8,617,123

Utilities (0.2%):
408,000	AEP Transmission Co. LLC, 4.50%, 6/15/52, Callable 12/1/51 @ 100	392,899
220,000	Baltimore Gas and Electric Co., 4.55%, 6/1/52, Callable 12/1/51 @ 100	214,302
470,000	CenterPoint Ener Houston, 3.60%, 3/1/52, Callable 9/1/51 @ 100	405,395
254,000	Commonwealth Edison Co., 3.85%, 3/15/52, Callable 9/15/51 @ 100	224,176
243,000	Duke Energy Carolinas LLC, 3.55%, 3/15/52, Callable 9/15/51 @ 100	202,851
3,266,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	3,240,564

		4,680,187

Wireless Telecommunication Services (0.6%):
11,257,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	10,840,761
77,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	72,074
2,779,000	T-Mobile USA, Inc., 3.30%, 2/15/51, Callable 8/15/50 @ 100	2,028,731
673,000	T-Mobile USA, Inc., 3.40%, 10/15/52, Callable 4/15/52 @ 100(a)	499,784

		13,441,350

Total Corporate Bonds (Cost $685,772,282)		599,687,470

Foreign Bonds (1.7%):
Aerospace & Defense (0.0%†):
410,000	Airbus SE, 2.38%, 6/9/40, Callable 3/9/40 @ 100, MTN+(a)	353,731

Principal Amount		Value
Foreign Bonds, continued
Automobiles (0.0%†):
$300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	$293,949

Banks (0.3%):
900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100^+(a)	862,430
2,000,000	BNP Paribas SA, 0.25%(EUR003M+70bps), 4/13/27, Callable 4/13/26 @ 100, MTN+(a)	1,867,705
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100, MTN+(a)	682,118
500,000	BPCE SA, 0.25%, 1/15/26+(a)	483,995
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	287,228
300,000	Erste Group Bank AG, 1.62%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	280,549
400,000	KBC Group NV, Series E, 1.13%, 1/25/24, MTN+(a)	412,515
1,013,000	Lloyds Banking Group plc, 4.50%(EUR003M+172.2bps), 3/18/30, Callable 3/18/25 @ 100, MTN+(a)	1,046,753
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,018,473

		6,941,766

Beverages (0.0%†):
600,000	Pernod Ricard SA, 1.33%, 10/24/23, Callable 9/24/23 @ 100+(a)	617,823

Capital Markets (0.2%):
1,900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100, MTN+(a)	1,941,051
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	691,286
1,200,000	Deutsche Bank AG, 1.88%(EUR003M+138bps), 2/23/28, Callable 2/23/27 @ 100, MTN+(a)	1,131,625
670,000	SELP Finance Sarl, 0.88%, 5/27/29, Callable 2/27/29 @ 100+(a)	562,379
1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	1,067,972

		5,394,313

Chemicals (0.0%†):
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	372,208

Diversified Financial Services (0.1%):
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100, MTN+(a)	478,209
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), Callable 3/22/26 @ 100+(a)	780,153
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23, MTN+(a)	423,563

		1,681,925

Diversified Telecommunication Services (0.0%†):
400,000	Verizon Communications, 1.13%, 9/19/35, Callable 6/19/35 @ 100+	317,965

Electronic Equipment, Instruments & Components (0.0%†):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	732,193

Equity Real Estate Investment Trusts (0.2%):
3,000,000	American Tower Corp., 0.45%, 1/15/27, Callable 11/15/26 @ 100+	2,735,860

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Equity Real Estate Investment Trusts, continued
$700,000	Merlin Properties Socimi SA, 1.88%, 12/4/34, Callable 9/4/34 @ 100+(a)	$526,947

		3,262,807

Health Care Equipment & Supplies (0.0%†):
200,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	144,877
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	235,006

		379,883

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	304,357

IT Services (0.0%†):
100,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100, MTN+(a)	94,779

Machinery (0.0%†):
400,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100, MTN+(a)	395,683

Media (0.1%):
870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100, MTN+(a)	883,747
160,000	WPP Finance SA, 2.38%, 5/19/27, MTN+(a)	162,238

		1,045,985

Multi-Utilities (0.1%):
1,300,000	E.ON SE, 0.35%, 10/24/22, Callable 9/24/22 @ 100, MTN+(a)	1,360,642
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100, MTN+(a)	293,367
100,000	Suez SA, 1.62%(EUAMDB05+215.1bps), Callable 6/1/26 @ 100+(a)	87,360
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100, MTN+(a)	83,649

		1,825,018

Oil, Gas & Consumable Fuels (0.1%):
330,000	Aker BP ASA, 1.13%, 5/12/29, Callable 2/12/29 @ 100, MTN+(a)	292,919
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	446,407
1,100,000	TotalEnergies SE, 1.75%(EUSA5+176.5bps), 12/31/99, Callable 4/4/24 @ 100, MTN+(a)	1,080,545

		1,819,871

Pharmaceuticals (0.1%):
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100, MTN+(a)	494,766
200,000	Merck KGaA, 1.62%(EUAMDB05+194.8bps), 6/25/79, Callable 9/18/24 @ 100+(a)	196,201
375,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	296,843
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	844,269

		1,832,079

Professional Services (0.0%†):
520,000	RELX Finance BV, 1.97%, 3/18/24, Callable 2/18/24 @ 100+(a)	526,969

Principal Amount		Value
Foreign Bonds, continued
Professional Services, continued
$220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	$192,866

		719,835

Real Estate Management & Development (0.0%†):
500,000	Vonovia Se, 1.38%, 1/28/26, Callable 11/28/25 @ 100, MTN+(a)	484,676

Sovereign Bond (0.4%):
11,820,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100, MTN+	8,428,119
714,000	Mexico Government International Bond, 2.13%, 10/25/51, Callable 4/25/51 @ 100+	409,526

		8,837,645

Tobacco (0.1%):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100, MTN+(a)	311,884
1,000,000	Philip Morris International, Inc., 1.88%, 11/6/37, Callable 8/6/37 @ 100+	634,171

		946,055

Trading Companies & Distributors (0.0%†):
490,000	Imcd NV, 2.13%, 3/31/27, Callable 12/31/26 @ 100+(a)	459,677

Total Foreign Bonds (Cost $48,748,059)		39,114,223

Yankee Debt Obligations (4.3%):
Airlines (0.0%†):
274,968	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	247,220

Automobiles (0.1%):
1,122,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	994,247

Banking (0.0%†):
200,000	Santander UK Group Holdings PLC, 2.47% (SOFR+122 bps), 1/11/28, Callable 1/11/27 @ 100	177,335

Banks (1.1%):
278,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 6/6/24(a)	273,757
1,800,000	Banco Santander SA, 2.71%, 6/27/24	1,751,650
628,000	Barclays plc, 2.67% (H15T1Y+120 bps), 3/10/32, Callable 3/10/31 @ 100	511,268
2,084,000	BNP Paribas SA, 2.82% (US0003M+1 bps), 11/19/25, Callable 11/19/24 @ 100(a)	1,990,741
309,000	BNP Paribas SA, 2.59% (SOFR+123 bps), 1/20/28, Callable 1/20/27 @ 100(a)	278,588
250,000	BPCE SA, 2.70%, 10/1/29(a)	217,940
854,000	Danske Bank A/S, 3.88%, 9/12/23(a)	853,207
1,102,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,112,371
856,000	Danske Bank A/S, 3.24% (US0003M+159 bps), 12/20/25, Callable 12/20/24 @ 100(a)	817,869
681,000	Danske Bank A/S, 1.55%, 9/10/27, Callable 9/10/26 @ 100(a)	595,836
1,076,000	HSBC Holdings plc, 2.25% (SOFR+110 bps), 11/22/27, Callable 11/22/26 @ 100	957,271
628,000	HSBC Holdings plc, 4.58% (US0003M+153 bps), 6/19/29, Callable 6/19/28 @ 100	605,788
278,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	234,283

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$423,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	$348,557
875,000	ING Groep NV, 4.63%, 1/6/26(a)	874,124
348,000	Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable 5/15/29 @ 100(a)	290,218
1,330,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	1,325,652
1,119,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,083,323
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	2,855,786
1,015,000	Mizuho Financial Group, Inc., 2.55% (US0003M+110 bps), 9/13/25, Callable 9/13/24 @ 100	974,030
2,005,000	Mizuho Financial Group, Inc., 1.98% (US0003M+127 bps), 9/8/31, Callable 9/8/30 @ 100	1,593,891
811,000	Mizuho Financial Group, Inc., 2.26% (H15T1Y+90 bps), 7/9/32, Callable 7/9/31 @ 100	647,728
375,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	375,965
1,586,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	1,483,454
1,720,000	Standard Chartered PLC, 2.61% (H15T1Y+118 bps), 1/12/28, Callable 1/12/27 @ 100(a)	1,539,737
200,000	Sumitomo Mitsui Financial Group, Inc., 2.17%, 1/14/27	181,241

		23,774,275

Beverages (0.1%):
1,457,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	1,389,909

Biotechnology (0.3%):
3,546,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	3,409,812

Capital Markets (0.2%):
884,000	Credit Suisse AG, 1.25%, 8/7/26	777,392
1,640,000	Deutsche Bank AG, 1.45% (SOFR+113 bps), 4/1/25, Callable 4/1/24 @ 100	1,538,960
206,000	Deutsche Bank AG, 4.10%, 1/13/26^	202,576
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100(a)	1,950
958,000	Nomura Holdings, Inc., 2.68%, 7/16/30	784,768
475,000	Nomura Holdings, Inc., 2.61%, 7/14/31	379,644
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	574,295
1,888,000	UBS Group AG, 2.86% (US0003M+95 bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,887,594

		6,147,179

Chemicals (0.0%†):
255,000	Sociedad Quimica y Minera de Chile SA, 4.25%, 1/22/50, Callable 7/22/49 @ 100(a)	215,156

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,675,452
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,389,764

		3,065,216

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services (0.1%):
$270,000	Banco Latinoamericano de Comercio Exterior SA, 2.38%, 9/14/25, Callable 8/15/25 @ 100(a)	$246,762
423,000	GE Capital International Funding, 4.42%, 11/15/35	397,219
55,000	nVent Finance Sarl, 2.75%, 11/15/31, Callable 8/15/31 @ 100	44,631
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,040,021

		1,728,633

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	383,931

Energy Production (0.0%†):
327,000	Kallpa Generacion SA, 4.13%, 8/16/27, Callable 5/16/27 @ 100(a)	294,385

Equity Real Estate Investment Trusts (0.0%†):
269,000	Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24 @ 100(a)	263,284
253,000	Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49 @ 100(a)	201,135

		464,419

Financial Services (0.0%†):
344,000	Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a)	270,470

Food & Staples Retailing (0.0%†):
250,000	Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24 @ 100(a)	249,200

Independent Power and Renewable Electricity Producers (0.0%†):
270,000	AES Panama Generation Holdings SRL, 4.38%, 5/31/30, Callable 2/28/30 @ 100(a)	232,875
210,000	Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @ 100(a)	168,935

		401,810

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	493,475
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	468,639
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,507,969
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	489,393

		2,959,476

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	317,544

Machinery (0.0%†):
670,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	655,368

Materials (0.0%†):
260,000	Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30, Callable 10/29/29 @ 100(a)	231,343
366,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	360,125
137,000	Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	135,801
240,000	SABIC Capital II BV, 4.50%, 10/10/28(a)	242,564

		969,833

Metals & Mining (0.3%):
2,622,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	2,607,207
365,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	348,292

See accompanying notes to the financial statements.

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$1,332,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	$1,296,099
1,074,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	926,901

		5,178,499

National (0.0%†):
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 6/6/27(a)	198,750

Oil & Gas (0.0%†):
200,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	199,500

Oil, Gas & Consumable Fuels (0.0%†):
342,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100^	259,960
555,000	Ecopetrol SA, 4.13%, 1/16/25	514,069
226,000	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, 9/30/40(a)	185,032
270,000	KazMunayGas National Co. JSC, 3.50%, 4/14/33, Callable 10/14/32 @ 100(a)	193,654
270,000	Pertamina Persero PT, 3.10%, 1/21/30, Callable 10/21/29 @ 100(a)	233,887
230,000	Petronas Capital, Ltd., 4.55%, 4/21/50, Callable 10/21/49 @ 100(a)	218,766
275,000	Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	235,360
290,000	Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable 5/24/50 @ 100(a)	210,250
290,000	Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable 5/24/70 @ 100(a)	205,175
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	338,051
250,000	Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/28, Callable 8/1/28 @ 100(a)	225,937

		2,820,141

Paper & Forest Products (0.0%†):
240,000	Suzano Austria GmbH, 5.75%, 7/14/26(a)	242,981
156,000	Suzano Austria GmbH, 3.75%, 1/15/31, Callable 10/15/30 @ 100	126,255

		369,236

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	249,758

Sovereign Bond (1.2%):
200,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	178,468
400,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	376,080
1,560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100^	1,320,230
200,000	Chile Government International Bond, 3.86%, 6/21/47	165,985
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,403,562
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	618,407
200,000	Hungary Government International Bond, 5.25%, 6/16/29(a)	202,033

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$236,000	Indonesia Government International Bond, 7.75%, 1/17/38(a)	$282,313
200,000	Indonesia Government International Bond, 6.75%, 1/15/44(a)	229,491
210,000	Mexico Government International Bond, 3.75%, 1/11/28	200,503
390,000	Mexico Government International Bond, 4.75%, 4/27/32, Callable 1/27/32 @ 100^	373,321
108,000	Mexico Government International Bond, 5.75%, 10/12/10	89,743
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	594,284
2,265,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,281,987
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	578,856
2,295,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	1,818,787
245,000	Peruvian Government International Bond, 2.78%, 1/23/31, Callable 10/23/30 @ 100	207,273
129,000	Peruvian Government International Bond, 1.86%, 12/1/32, Callable 9/1/32 @ 100	97,655
30,000	Peruvian Government International Bond, 3.00%, 1/15/34, Callable 10/15/33 @ 100	24,192
230,000	Philippine Government International Bond, 1.65%, 6/10/31^	184,949
1,725,000	Philippine Government International Bond, 1.95%, 1/6/32	1,411,015
689,000	Province of Manitoba, 3.05%, 5/14/24	687,991
200,000	Qatar Government International Bond, 4.00%, 3/14/29(a)	202,287
200,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	198,870
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,086,858
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	235,863
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100^	428,637
581,000	Republic of Indonesia, 4.10%, 4/24/28	571,573
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,531,161
327,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	325,774
820,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	777,975
540,000	Republic of Panama, 4.50%, 5/15/47	444,150
1,091,000	Republic of Peru, 4.13%, 8/25/27	1,067,762
1,031,000	Republic of Peru, 5.63%, 11/18/50	1,065,815
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,031,680
124,000	Romanian Government International Bond, 5.25%, 11/25/27(a)	118,432
114,000	Romanian Government International Bond, 3.63%, 3/27/32(a)	90,100
236,000	Romanian Government International Bond, 4.00%, 2/14/51(a)	155,051
212,000	Saudi Government International Bond, 2.75%, 2/3/32(a)	189,450
200,000	Saudi Government International Bond, 5.00%, 4/17/49(a)	197,018

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$1,165,264	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	$1,174,003

		29,219,584

Tech Hardware & Semiconductors (0.4%):
1,077,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100	1,000,711
4,280,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100	4,090,255
372,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100	331,518
1,164,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31, Callable 2/11/31 @ 100	956,127
48,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 11/30/51, Callable 5/30/51 @ 100	33,574

		6,412,185

Transportation Infrastructure (0.0%†):
270,000	Adani Ports & Special Economic Zone, Ltd., 3.38%, 7/24/24(a)	262,881

Utilities (0.0%†):
200,000	Comision Federal de Electricidad, 4.88%, 1/15/24^(a)	199,122
285,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN	274,813

		473,935

Wireless Telecommunication Services (0.2%):
280,000	Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31 @ 100(a)	236,891
3,243,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	2,978,605
1,221,000	Rogers Communications, Inc., 4.55%, 3/15/52, Callable 9/15/51 @ 100(a)	1,076,037

		4,291,533

Total Yankee Debt Obligations (Cost $109,820,711)		97,791,420

Municipal Bonds (0.6%):
California (0.3%):
905,000	California State University Revenue, Series B, 2.72%, 11/1/52	678,116
600,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	816,624
2,550,000	City of San Francisco CA Public Utilities Commission Water Revenue, 2.83%, 11/1/41, Continuously Callable @100	2,039,133
1,240,000	Los Angeles Department of Water & Power Power System Revenue, 6.57%, 7/1/45	1,622,664
645,000	Regents of the University of California Medical Center Pooled Revenue, 4.13%, 5/15/32, Continuously Callable @100	639,608
347,000	University of California Revenue, 4.77%, 5/15/15	322,648
50,000	University of California Revenue, 4.86%, 5/15/12	47,282

		6,166,075

Michigan (0.0%†):
801,000	University of Michigan Revenue, 3.50%, 4/1/52, Continuously Callable @100	711,905

Minnesota (0.0%†):
406,000	University of Minnesota, 4.05%, 4/1/52	400,239

Principal Amount		Value
Municipal Bonds, continued
New Jersey (0.1%):
$575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	$669,340
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	246,359
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	129,718

		1,045,417

New York (0.2%):
1,420,000	New York State Dormitory Authority Revenue, 2.15%, 3/15/31	1,169,995
1,045,000	New York State Dormitory Authority Revenue, 2.05%, 3/15/30	908,565
1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @100	1,330,125

		3,408,685

Texas (0.0%†):
710,000	City of Houston TX, GO, 3.96%, 3/1/47	671,326
430,000	State of Texas, GO, Series B, 2.75%, 10/1/41, Continuously Callable @100	339,954

		1,011,280

Total Municipal Bonds (Cost $14,333,861)		12,743,601

U.S. Government Agency Mortgages (31.3%):
Federal National Mortgage Association (17.0%)
72,137	2.50%, 9/1/27, Pool #AB6194	69,073
47,415	2.50%, 9/1/27, Pool #AP5205	45,586
18,096	2.50%, 2/1/28, Pool #AB8446	17,682
43,896	2.50%, 4/1/28, Pool #AB8870	43,021
28,240	3.00%, 4/1/28, Pool #AT3121	27,883
31,295	3.00%, 5/1/28, Pool #AT6033	30,899
125,199	2.50%, 8/1/28, Pool #AS0190	122,700
74,501	3.00%, 10/1/28, Pool #AU8774	73,555
6,841	3.00%, 10/1/28, Pool #AQ4132	6,732
145,940	3.50%, 10/1/28, Pool #AV0198	145,342
8,080	3.00%, 11/1/28, Pool #AV0298	7,949
272,126	3.50%, 11/1/28, Pool #AV1360	271,010
179,204	3.00%, 4/1/29, Pool #AW0937	176,268
152,930	3.00%, 5/1/29, Pool #AW2544	150,099
258,308	3.00%, 6/1/29, Pool #AS2676	254,077
59,910	3.00%, 7/1/29, Pool #AW1281	58,802
355,675	3.00%, 7/1/29, Pool #AW4229	349,065
513,971	3.00%, 9/1/29, Pool #AL6897	504,467
165,906	3.00%, 9/1/29, Pool #AS3220	163,180
64,260	3.50%, 9/1/29, Pool #AX0105	64,268
99,630	3.00%, 10/1/29, Pool #AS3594	97,782
21,622	3.50%, 10/1/29, Pool #AX2741	21,625
370,592	3.00%, 1/1/30, Pool #AL6144	364,521
2,605,000	3.75%, 1/15/30(c)	2,024,234
47,799	2.50%, 2/1/30, Pool #BM3403	45,764
14,138	2.50%, 2/1/30, Pool #AS4488	13,607
12,798	2.50%, 2/1/30, Pool #AS4485	12,288
75,637	3.00%, 3/1/30, Pool #AL6583	74,304
98,574	2.50%, 3/1/30, Pool #AS4688	94,406
61,374	3.00%, 4/1/30, Pool #AL6584	60,213
40,506	2.50%, 4/1/30, Pool #AY3416	38,795
35,594	3.00%, 5/1/30, Pool #AL6761	34,937

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$21,526	2.50%, 5/1/30, Pool #AY0828	$20,639
3,901,000	3.80%, 5/15/30(c)	2,993,042
194,729	3.00%, 6/1/30, Pool #AL9381	191,178
51,274	3.00%, 7/1/30, Pool #AL7139	50,305
9,063	3.00%, 7/1/30, Pool #AZ2297	8,904
24,229	2.50%, 7/1/30, Pool #AZ2170	23,207
13,831	2.50%, 7/1/30, Pool #AS5405	13,280
80,204	2.50%, 7/1/30, Pool #AS5403	77,219
66,043	3.00%, 7/1/30, Pool #AX9701	64,791
13,252	3.00%, 7/1/30, Pool #AX9700	13,018
74,925	3.00%, 8/1/30, Pool #AL7227	73,601
5,365	3.00%, 8/1/30, Pool #AZ8597	5,271
12,558	3.00%, 8/1/30, Pool #AZ7833	12,335
13,862	3.00%, 8/1/30, Pool #AX3298	13,617
90,532	3.00%, 8/1/30, Pool #AL7225	88,819
61,670	3.00%, 8/1/30, Pool #AS5622	60,506
52,069	3.50%, 8/1/30, Pool #AS5708	51,926
144,187	2.50%, 8/1/30, Pool #BM3552	138,131
51,190	2.50%, 8/1/30, Pool #AS5614	49,027
65,953	3.00%, 8/1/30, Pool #AS5623	64,787
82,394	2.50%, 8/1/30, Pool #AS5616	79,114
36,160	2.50%, 8/1/30, Pool #AS5548	34,823
65,855	3.00%, 9/1/30, Pool #AS5728	64,695
17,522	3.00%, 9/1/30, Pool #AL7320	17,197
48,311	2.50%, 9/1/30, Pool #AS5786	46,512
63,174	2.50%, 9/1/30, Pool #AS5872	60,498
55,460	3.00%, 9/1/30, Pool #AS5714	54,406
27,025	3.00%, 9/1/30, Pool #AZ5719	26,550
60,855	2.50%, 11/1/30, Pool #AS6141	58,285
50,565	2.50%, 11/1/30, Pool #AS6142	48,687
52,977	2.50%, 11/1/30, Pool #AS6115	50,859
47,038	2.50%, 11/1/30, Pool #AS6116	45,166
7,945	2.50%, 11/1/30, Pool #AL7800	7,627
928,050	3.00%, 1/1/31, Pool #BM3537	911,387
77,156	2.50%, 3/1/31, Pool #BM1595	74,350
93,019	2.50%, 6/1/31, Pool #AS7320	89,136
154,213	2.50%, 7/1/31, Pool #AS7605	147,775
159,158	2.50%, 7/1/31, Pool #AS7617	152,532
6,025	2.50%, 8/1/31, Pool #BC2777	5,775
16,882	4.00%, 8/1/31, Pool #AY4688	17,062
36,666	4.00%, 8/1/31, Pool #AY4707	37,326
1,105,529	3.00%, 8/1/31, Pool #AL9376	1,082,470
103,504	3.00%, 9/1/31, Pool #AL9378	101,506
377,860	2.50%, 10/1/31, Pool #AS8208	362,108
662,969	2.50%, 10/1/31, Pool #AS8195	635,406
265,802	2.50%, 10/1/31, Pool #AS8193	254,540
1,300,904	2.50%, 10/1/31, Pool #BC4773	1,246,529
52,699	2.00%, 10/1/31, Pool #MA2774	49,309
203,199	2.50%, 10/1/31, Pool #AS8009	194,588
110,921	2.50%, 11/1/31, Pool #AS8245	106,299
141,144	2.50%, 11/1/31, Pool #AS8241	135,183
225,236	2.50%, 11/1/31, Pool #AS8240	215,826
263,290	2.00%, 11/1/31, Pool #AS8251	246,356
306,139	2.00%, 11/1/31, Pool #BM3054	286,445
88,762	2.00%, 11/1/31, Pool #BC9040	83,036
128,127	2.50%, 11/1/31, Pool #BC2628	122,767
92,361	2.50%, 11/1/31, Pool #BC2629	88,515
207,210	2.50%, 11/1/31, Pool #BC2631	199,179

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$16,243	2.00%, 11/1/31, Pool #AS8291	$15,198
73,315	2.00%, 12/1/31, Pool #MA2845	68,596
19,751	2.50%, 2/1/32, Pool #BM1036	18,988
12,093	3.00%, 2/1/32, Pool #BE5670	11,845
217,410	2.50%, 3/1/32, Pool #AS9316	208,483
482,923	2.00%, 3/1/32, Pool #BM3061	451,762
298,564	3.00%, 3/1/32, Pool #AS9327	292,412
204,600	2.50%, 3/1/32, Pool #AS9317	195,876
362,801	2.50%, 3/1/32, Pool #AS9321	347,602
382,550	2.50%, 3/1/32, Pool #AS9319	370,461
344,336	2.50%, 3/1/32, Pool #AS9318	331,231
1,521,077	3.50%, 4/1/32, Pool #BM3503	1,518,175
2,060,000	Class A2 , Series 2022-M1S2.08%, 4/25/32	1,792,440
1,101,940	3.50%, 5/1/32, Pool #BM1602	1,101,004
1,566,865	3.00%, 6/1/32, Pool #BM1791	1,534,739
467,447	2.50%, 8/1/32, Pool #BM3578	449,658
184,071	3.00%, 9/1/32, Pool #BM3240	180,826
59,747	3.50%, 11/1/32, Pool #BJ2054	59,633
36,829	3.50%, 1/1/33, Pool #BJ2096	36,844
62,729	5.50%, 1/1/33, Pool #676661	66,200
921,842	2.50%, 2/1/33, Pool #BM3793	882,870
43,428	5.50%, 5/1/33, Pool #555424	46,659
2,036,520	3.00%, 5/1/33, Pool #FM1880	2,003,100
52,876	4.00%, 9/1/33, Pool #BK7642	53,656
173,058	4.00%, 10/1/33, Pool #CA2527	175,446
175,369	4.00%, 11/1/33, Pool #CA2555	178,549
337,871	2.50%, 12/1/33, Pool #FM1680	327,235
3,430,000	Class A3 , Series 2022-M52.47%, 1/1/34	3,000,020
106,039	5.50%, 2/1/35, Pool #735989	113,924
312,154	5.00%, 2/1/35, Pool #735226	326,348
25,409	5.00%, 3/1/35, Pool #735288	26,591
9,986	6.00%, 4/1/35, Pool #735504	10,268
186,440	3.00%, 8/1/35, Pool #CA6849	183,464
183,960	3.00%, 8/1/35, Pool #CA6876	180,355
49,407	5.00%, 9/1/35, Pool #889974	51,590
56,025	3.00%, 12/1/35, Pool #CA8391	54,862
1,022,840	2.50%, 12/1/35, Pool #CA8387	979,092
1,139,885	2.50%, 12/1/35, Pool #CA8388	1,094,977
115,656	3.00%, 12/1/35, Pool #CA8389	113,378
119,898	4.00%, 1/1/36, Pool #AB0686	123,754
244,732	5.50%, 9/1/36, Pool #995113	262,939
26,632	3.00%, 10/1/36, Pool #AL9227	24,893
218,677	3.00%, 11/1/36, Pool #AS8348	204,261
87,364	3.00%, 11/1/36, Pool #AS8349	85,214
204,956	3.00%, 12/1/36, Pool #BE1896	200,690
284,341	3.00%, 12/1/36, Pool #AS8553	277,339
2,188,000	2.50%, 7/25/37, TBA	2,092,275
9,233,000	1.50%, 7/25/37, TBA	8,400,587
25,032,000	2.00%, 7/25/37, TBA	23,389,275
12,003	5.50%, 2/1/38, Pool #961545	12,692
8,685	6.00%, 3/1/38, Pool #889529	9,274
56,186	5.50%, 5/1/38, Pool #889692	60,690
49,330	5.50%, 5/1/38, Pool #889441	51,767
24,810	6.00%, 5/1/38, Pool #889466	26,492
36,770	5.50%, 6/1/38, Pool #995018	39,714
10,607	5.50%, 9/1/38, Pool #889995	11,456
26,080	6.00%, 10/1/38, Pool #889983	29,762
150,505	5.50%, 1/1/39, Pool #AB0200	160,689

See accompanying notes to the financial statements.

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$45,675	4.50%, 4/1/39, Pool #930922	$46,950
39,298	3.50%, 5/1/39, Pool #MA3660	38,699
61,765	4.50%, 5/1/39, Pool #AL1472	64,041
594,604	5.00%, 6/1/39, Pool #AL7521	620,867
398,319	6.00%, 7/1/39, Pool #BF0056	417,814
26,679	5.50%, 10/1/39, Pool #AD0362	28,225
26,350	5.50%, 12/1/39, Pool #AD0571	29,040
163,472	3.50%, 12/1/39, Pool #MA3869	159,472
202,624	5.50%, 12/1/39, Pool #AC6680	214,385
73,088	3.50%, 1/1/40, Pool #MA3891	71,300
2,661,359	4.50%, 1/1/40, Pool #AC8568	2,749,389
123,434	3.50%, 2/1/40, Pool #MA3935	119,878
22,829	5.50%, 3/1/40, Pool #AL5304	25,330
20,460	4.50%, 4/1/40, Pool #AD4038	20,933
170,397	6.00%, 4/1/40, Pool #AL4141	190,056
32,449	6.50%, 5/1/40, Pool #AL1704	33,748
35,055	4.50%, 7/1/40, Pool #AB1226	36,222
44,979	4.50%, 7/1/40, Pool #AD7127	46,214
20,377	6.00%, 9/1/40, Pool #AE0823	22,137
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,675,132
19,976	4.00%, 1/1/41, Pool #AL7167	20,092
3,112,572	Class ZA , Series 2011-84.00%, 2/25/41	3,138,479
42,049	6.00%, 6/1/41, Pool #AL4142	43,375
15,680	4.50%, 7/1/41, Pool #AB3314	16,087
274,889	5.00%, 7/1/41, Pool #AL7524	292,067
28,148	4.50%, 9/1/41, Pool #AI8961	28,885
510,414	5.50%, 9/1/41, Pool #AL8430	551,333
15,400,351	1.50%, 11/1/41, Pool #FS0316	13,110,336
2,470,268	2.00%, 12/1/41, Pool #MA4501	2,197,024
7,841,414	1.50%, 12/1/41, Pool #MA4500	6,667,175
143,541	3.50%, 1/1/42, Pool #AW8154	140,163
640,432	4.00%, 1/1/42, Pool #AB4307	647,740
623,466	2.00%, 2/1/42, Pool #MA4540	557,375
920,956	2.00%, 3/1/42, Pool #MA4586	823,311
5,989,843	2.00%, 3/1/42, Pool #MA4570	5,354,827
24,112	3.50%, 4/1/42, Pool #AK7510	23,585
56,652	3.50%, 4/1/42, Pool #AO0777	54,567
124,231	4.00%, 5/1/42, Pool #AO2961	122,921
34,909	4.00%, 5/1/42, Pool #A02114	34,542
10,239	3.50%, 5/1/42, Pool #AO2881	10,020
10,115	3.50%, 6/1/42, Pool #AO3048	9,894
13,419	3.50%, 6/1/42, Pool #AK9225	13,129
28,307	3.50%, 7/1/42, Pool #AO9707	27,694
126,455	4.50%, 9/1/42, Pool #AL2482	130,298
761,185	4.50%, 1/1/43, Pool #AL8206	786,402
46,927	3.00%, 3/1/43, Pool #AR7568	44,639
57,529	3.00%, 3/1/43, Pool #AR7576	53,754
67,538	3.00%, 3/1/43, Pool #AR9218	63,170
24,242	3.00%, 4/1/43, Pool #AT2037	23,057
68,880	3.00%, 4/1/43, Pool #AR8630	64,429
56,696	3.00%, 4/1/43, Pool #AB8924	52,951
62,984	3.00%, 4/1/43, Pool #AT2043	58,868
61,825	3.00%, 4/1/43, Pool #AB8923	57,811
658	3.50%, 4/1/43, Pool #CA1530	641
92,961	3.00%, 4/1/43, Pool #AT2040	86,927
7,971	3.00%, 6/1/43, Pool #AB9564	7,552
510,185	5.00%, 12/1/43, Pool #AL7777	537,579
260,774	5.00%, 11/1/44, Pool #AL8878	263,647

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$211,485	3.50%, 2/1/45, Pool #BM1100	$205,073
646,330	3.50%, 2/1/45, Pool #FM5294	637,760
145,524	5.00%, 6/1/45, Pool #BM3784	153,826
105,689	4.50%, 9/1/45, Pool #AL7936	111,100
2,876,332	3.50%, 9/1/45, Pool #FM3224	2,830,336
3,023	4.50%, 11/1/45, Pool #AS6233	3,068
5,891,795	3.50%, 11/1/45, Pool #FM6411	5,775,396
60,310	4.50%, 11/1/45, Pool #AL9501	63,740
148,855	4.50%, 12/1/45, Pool #BM1756	154,039
15,600	3.00%, 6/1/46, Pool #AS7365	14,783
980,438	3.50%, 7/1/46, Pool #BA7748	973,711
356,836	4.50%, 7/1/46, Pool #BM3053	379,691
450,002	4.50%, 7/1/46, Pool #BM1920	474,177
19,488	3.00%, 8/1/46, Pool #AL9031	18,530
646,032	Class UF , Series 2016-482.02%(US0001M+40bps), 8/25/46	642,531
1,030,041	3.00%, 9/1/46, Pool #BD1469	971,188
224,614	3.00%, 11/1/46, Pool #BD9645	210,367
291,927	3.00%, 11/1/46, Pool #BD9644	272,946
116,770	3.00%, 11/1/46, Pool #BD9643	109,100
243,403	3.50%, 12/1/46, Pool #BE2103	235,454
1,013,895	3.00%, 12/1/46, Pool #AS8486	955,578
374,592	3.50%, 2/1/47, Pool #BE1534	361,211
885,739	3.50%, 2/1/47, Pool #AL9920	856,884
72,945	3.50%, 3/1/47, Pool #BH0158	70,336
522,932	3.50%, 5/1/47, Pool #BD2417	504,378
181,769	3.50%, 5/1/47, Pool #BE9375	175,272
315,106	4.00%, 5/1/47, Pool #BH0398	312,872
395,319	3.50%, 5/1/47, Pool #BM1174	384,783
143,137	3.50%, 6/1/47, Pool #BH0567	138,037
234,416	4.00%, 7/1/47, Pool #BH3401	232,780
341,081	4.00%, 8/1/47, Pool #BM1619	338,683
23,078	4.00%, 9/1/47, Pool #MA3121	23,097
173,993	4.50%, 10/1/47, Pool #BM3052	177,210
709,558	3.50%, 11/1/47, Pool #MA3182	692,901
203,402	4.50%, 12/1/47, Pool #BH7067	206,301
428,962	3.50%, 1/1/48, Pool #MA3238	418,892
1,539,424	3.50%, 1/1/48, Pool #FM5293	1,495,141
69,808	4.00%, 2/1/48, Pool #BJ9057	69,468
330,642	3.50%, 2/1/48, Pool #BH9277	322,360
100,217	4.00%, 2/1/48, Pool #BJ9058	99,686
140,486	3.50%, 3/1/48, Pool #BK1958	136,992
409,759	3.50%, 3/1/48, Pool #BJ4916	399,522
218,611	3.50%, 3/1/48, Pool #BJ0648	213,145
258,209	3.50%, 4/1/48, Pool #FM5295	254,878
169,710	4.50%, 4/1/48, Pool #BM3846	175,702
4,010,059	4.50%, 4/1/48, Pool #FM7783	4,076,046
41,306	4.00%, 4/1/48, Pool # MA3333	41,239
14,619	3.50%, 5/1/48, Pool #MA3356	14,253
47,519	4.00%, 5/1/48, Pool #CA2708	47,442
2,315,274	4.50%, 5/1/48, Pool #CA1704	2,347,626
34,011	4.00%, 6/1/48, Pool # MA3384	33,956
190,427	5.00%, 6/1/48, Pool #CA2317	196,742
81,320	4.50%, 7/1/48, Pool #BK6113	84,012
14,895	4.50%, 7/1/48, Pool #BK4471	15,106
34,095	4.00%, 7/1/48, Pool #MA3415	34,040
800,205	5.00%, 9/1/48, Pool #MA3472	826,472
59,995	5.00%, 10/1/48, Pool #MA3501	61,963

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$100,460	4.00%, 10/1/48, Pool #CA2469	$99,301
144,070	5.00%, 10/1/48, Pool #BK7881	148,796
110,184	5.00%, 11/1/48, Pool #MA3527	113,798
9,730	3.50%, 11/1/48, Pool #FM1543	9,491
38,874	5.00%, 12/1/48, Pool #BN4404	39,838
114,339	5.00%, 1/1/49, Pool #BN3949	118,102
42,198	5.00%, 1/1/49, Pool #BN4430	43,258
1,398,790	4.00%, 1/1/49, Pool #FM5296	1,395,238
305,349	3.50%, 6/1/49, Pool #FM5315	297,944
927,846	4.00%, 9/1/49, Pool #FM3665	917,148
710,616	3.50%, 12/1/49, Pool #MA3210	693,930
449,908	4.00%, 3/1/50, Pool #CA5368	445,138
5,320,104	3.00%, 3/1/50, Pool #FM5290	5,006,995
375,790	4.00%, 5/1/50, Pool #FM7973	373,803
499,382	4.00%, 6/1/50, Pool #CA6106	494,539
3,249,816	2.50%, 7/1/50, Pool #CA6341	2,956,407
3,216,509	2.50%, 7/1/50, Pool #CA6342	2,926,149
3,256,171	2.50%, 7/1/50, Pool #CA6343	2,962,085
1,906,785	2.50%, 7/1/50, Pool #CA6359	1,738,487
1,969,103	3.00%, 8/1/50, Pool #FM5292	1,851,311
313,445	4.00%, 8/1/50, Pool #FM7703	312,554
943,764	2.50%, 8/1/50, Pool #CA6711	858,586
3,120,604	2.50%, 8/1/50, Pool #CA6636	2,838,849
3,776,613	2.50%, 8/1/50, Pool #CA6577	3,435,357
1,321,558	2.00%, 9/1/50, Pool #MA4119	1,148,630
415,298	2.00%, 9/1/50, Pool #BQ0697	360,948
2,375,010	2.00%, 10/1/50, Pool #MA4158	2,064,161
337,026	2.00%, 11/1/50, Pool #BQ6334	292,883
2,158,848	2.50%, 11/1/50, Pool #CA7597	1,968,336
621,685	2.50%, 11/1/50, Pool #FM4874	566,897
461,237	2.00%, 12/1/50, Pool #FM5305	400,897
1,460,705	2.00%, 12/1/50, Pool #FM5176	1,280,614
1,926,933	4.00%, 1/1/51, Pool #FM7031	1,920,278
549,875	2.50%, 1/1/51, Pool #CA8592	500,184
16,372,004	3.50%, 1/1/51, Pool #FM7599	15,911,948
1,566,698	2.50%, 2/1/51, Pool #CA9038	1,421,535
2,893,144	2.00%, 2/1/51, Pool #BR1615	2,513,208
525,134	2.00%, 3/1/51, Pool #BN9004	456,587
2,111,523	4.00%, 3/1/51, Pool #FM7460	2,104,888
947,924	2.00%, 3/1/51, Pool #BN8997	824,361
197,091	2.50%, 3/1/51, Pool #BR4654	177,851
717,634	2.00%, 4/1/51, Pool #BR7241	624,453
1,363,900	2.00%, 4/1/51, Pool #FM6863	1,185,441
242,075	2.50%, 4/1/51, Pool #BR8896	218,366
331,834	2.00%, 4/1/51, Pool #FS0599	288,435
140,781	2.50%, 4/1/51, Pool #BR8283	127,275
900,111	2.00%, 4/1/51, Pool #BR7802	782,776
124,874	2.50%, 5/1/51, Pool #BR8915	112,654
5,180,825	4.00%, 5/1/51, Pool #FS1463	5,170,804
73,485	2.50%, 5/1/51, Pool #BR8296	66,403
2,316,218	2.50%, 5/1/51, Pool #CB0383	2,106,585
6,756,590	3.00%, 6/1/51, Pool #CB0848	6,325,994
217,417	2.50%, 7/1/51, Pool #BP3574	196,115
11,030,361	2.00%, 8/1/51, Pool #CB1309	9,583,031
9,310,527	2.00%, 8/1/51, Pool #CB1310	8,088,855
641,000	5.00%, 8/25/51, TBA	652,518
15,284,000	4.00%, 8/25/51	15,051,158
772,885	2.50%, 10/1/51, Pool #CB1806	697,339

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$72,421	2.50%, 10/1/51, Pool #BT8452	$65,322
2,473,375	2.00%, 11/1/51, Pool #CB2079	2,148,905
1,302,092	2.00%, 11/1/51, Pool #CB2139	1,131,281
2,686,643	2.00%, 11/1/51, Pool #CB2054	2,334,343
1,037,247	2.50%, 11/1/51, Pool #FS0026	936,955
2,372,075	2.00%, 11/1/51, Pool #FM9538	2,061,121
1,144,118	2.00%, 11/1/51, Pool #FM9452	996,680
319,790	2.00%, 11/1/51, Pool #MA4465	277,820
3,262,000	2.00%, 11/1/51, Pool #FS1334	2,834,881
2,821,329	3.00%, 11/1/51, Pool #CB2165	2,643,344
588,382	2.50%, 12/1/51, Pool #CB2372	530,850
330,631	2.00%, 12/1/51, Pool #FS0598	288,162
1,695,216	2.00%, 12/1/51, Pool #FS0211	1,472,949
6,960,834	2.00%, 12/1/51, Pool #MA4492	6,047,067
1,715,662	2.00%, 12/1/51, Pool #FS0212	1,490,786
1,259,154	3.00%, 12/1/51, Pool #CB2418	1,179,860
737,131	2.00%, 12/1/51, Pool #FM9730	640,419
1,114,715	2.00%, 12/1/51, Pool #FM9925	969,563
1,532,715	2.00%, 1/1/52, Pool #CB2601	1,333,082
3,181,158	2.50%, 1/1/52, Pool #FS0209	2,869,634
2,551,972	2.50%, 1/1/52, Pool #FS0208	2,302,951
1,201,646	2.50%, 1/1/52, Pool #CB2633	1,087,008
2,069,432	2.00%, 1/1/52, Pool #FS0497	1,802,504
2,858,046	2.50%, 1/1/52, Pool #FS0378	2,605,025
1,343,369	2.00%, 1/1/52, Pool #FS0290	1,168,462
2,548,405	2.50%, 1/1/52, Pool #CB2621	2,301,346
2,095,820	2.50%, 1/1/52, Pool #CB2620	1,893,919
848,045	2.00%, 1/1/52, Pool #FS1406	737,242
1,911,348	2.50%, 1/1/52, Pool #FS0193	1,724,154
3,853,241	2.50%, 1/1/52, Pool #CB2622	3,477,049
607,088	2.50%, 2/1/52, Pool #CB2854	548,573
34,493,131	2.00%, 2/1/52, Pool #FS2040	29,972,441
1,797,800	2.00%, 2/1/52, Pool #CB2837	1,561,879
794,297	2.00%, 2/1/52, Pool #CB2836	690,021
2,567,056	2.50%, 2/1/52, Pool #CB2856	2,316,478
3,987,730	2.00%, 2/1/52, Pool #CB2838	3,464,293
423,738	2.50%, 2/1/52, Pool #CB2863	383,285
2,159,864	2.50%, 2/1/52, Pool #CB2855	1,950,357
948,655	2.00%, 2/1/52, Pool #FS0646	824,162
1,000,377	2.50%, 3/1/52, Pool #FS1661	911,918
312,995	3.00%, 3/1/52, Pool #CB3115	293,240
1,699,056	2.00%, 3/1/52, Pool #CB3105	1,475,932
4,492,506	2.00%, 3/1/52, Pool #CB3102	3,902,729
2,454,813	2.00%, 3/1/52, Pool #CB3101	2,132,536
912,900	3.00%, 4/1/52, Pool #FS1520	855,859
5,159,405	4.00%, 5/1/52, Pool #FS1133	5,145,051
1,436,439	3.00%, 5/1/52, Pool #FS1522	1,344,417
9,231,300	1.50%, 7/25/52, TBA	7,657,652
979,000	3.50%, 7/25/52, TBA	941,676
1,428,000	4.00%, 7/25/52, TBA	1,408,811
770,000	4.50%, 7/25/52, TBA	773,248
3,743,000	3.00%, 7/25/52, TBA	3,490,932
1,318,055	3.50%, 8/25/52, TBA	1,266,363

		385,927,730

Federal Home Loan Mortgage Corporation (8.4%)
3,358,351	Class A2 , Series KC023.37%, 7/25/25	3,333,163
90,807	3.00%, 9/1/27, Pool #U70060	88,939
53,876	3.00%, 7/1/28, Pool #U79018	52,909

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$591,000	3.73%, 9/15/29(c)	$464,391
4,510,000	Class XFX , Series KL061.36%, 12/25/29	327,832
28,165	3.00%, 1/1/30, Pool #V60724	27,677
22,433	3.00%, 1/1/30, Pool #V60696	22,015
47,648	2.50%, 3/1/30, Pool #V60770	45,801
103,879	3.00%, 5/1/30, Pool #J31689	102,276
52,833	2.50%, 5/1/30, Pool #J31418	50,975
75,419	2.50%, 5/1/30, Pool #V60796	72,484
116,424	2.50%, 5/1/30, Pool #J31728	111,917
201,053	3.00%, 6/1/30, Pool #V60840	197,508
17,701	2.50%, 7/1/30, Pool #J32209	17,078
12,915	3.00%, 7/1/30, Pool #J32181	12,717
5,185	2.50%, 7/1/30, Pool #V60905	4,983
95,591	3.00%, 7/1/30, Pool #G15520	94,060
4,594	2.50%, 7/1/30, Pool #J32491	4,414
18,434	2.50%, 7/1/30, Pool #J32204	17,824
13,364	3.00%, 8/1/30, Pool #J32436	13,148
21,120	3.00%, 8/1/30, Pool #V60909	20,749
71,680	2.50%, 8/1/30, Pool #V60902	69,073
82,873	2.50%, 8/1/30, Pool #V60886	79,866
64,619	2.50%, 9/1/30, Pool #V60903	62,290
206,134	2.50%, 9/1/30, Pool #V60904	198,094
7,238,915	Class X1 , Series K1211.12%, 10/25/30, Callable 7/25/30 @ 100.00	470,457
197,000	3.91%, 3/15/31(c)	146,466
190,000	6.75%, 3/15/31	238,680
354,624	2.50%, 4/1/31, Pool #G16186	341,157
570,000	Class A2 , Series K1422.40%, 3/25/32	513,673
2,300,000	Class A2 , Series K1442.45%, 4/25/32	2,080,281
1,740,000	Class A2 , Series WI-K1462.92%, 7/25/32	1,634,121
6,746	3.00%, 10/1/32, Pool #J37706	6,657
9,448	3.00%, 11/1/32, Pool #J37835	9,321
7,016	3.00%, 12/1/32, Pool #J38060	6,922
2,382,685	2.50%, 4/1/33, Pool #ZS8087	2,304,032
115,269	3.50%, 1/1/34, Pool #ZS9068	114,896
71,754	5.50%, 2/1/35, Pool #G04692	73,001
432,250	3.50%, 5/1/35, Pool #SC0063	416,338
48,553	3.00%, 9/1/37, Pool #ZA2471	46,326
1,003,553	3.00%, 6/1/38, Pool #SC0111	954,440
114,027	6.00%, 4/1/39, Pool #G07613	131,497
16,002	4.50%, 12/1/39, Pool #A90196	16,336
502,455	3.50%, 1/1/40, Pool #RB5028	489,779
63,576	3.50%, 2/1/40, Pool #RB5034	61,965
16,384	4.50%, 7/1/40, Pool #A93010	16,752
17,866	4.00%, 8/1/40, Pool #A93534	18,075
125,250	4.00%, 9/1/40, Pool #A93851	126,039
338,869	4.50%, 9/1/40, Pool #A93700	347,474
27,235	4.00%, 10/1/40, Pool #A95923	27,553
16,409	4.00%, 11/1/40, Pool #A95144	16,597
17,328	4.00%, 11/1/40, Pool #A94977	17,530
16,629	4.00%, 11/1/40, Pool #A94779	16,823
1,106	4.00%, 4/1/41, Pool #Q00093	1,121
46,992	4.50%, 5/1/41, Pool #Q00959	48,561
39,322	4.50%, 5/1/41, Pool #Q00804	40,631
249,530	Class FL , Series 42481.77%(US0001M+45bps), 5/15/41	249,510
278,618	5.50%, 6/1/41, Pool #G07553	299,926
58,071	5.00%, 10/1/41, Pool #G07642	60,546

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$20,024	4.00%, 10/1/41, Pool #Q03841	$20,199
27,783	4.00%, 10/1/41, Pool #Q04022	28,028
379,279	2.00%, 2/1/42, Pool #RB5145	339,072
1,981,448	2.00%, 3/1/42, Pool #RB5148	1,771,365
150,636	3.50%, 4/1/42, Pool #C03811	147,498
392,795	2.00%, 4/1/42, Pool #RB5153	351,143
131,929	3.50%, 4/1/42, Pool #Q07417	129,178
4,397	3.50%, 5/1/42, Pool #Q08306	4,306
12,847	3.50%, 5/1/42, Pool #Q08239	12,580
18,922	3.50%, 8/1/42, Pool #Q12162	18,529
119,824	3.50%, 8/1/42, Pool #G07106	117,341
7,115	3.50%, 10/1/42, Pool #Q11909	6,938
180,950	3.00%, 1/1/43, Pool #Q14866	173,319
73,737	3.00%, 3/1/43, Pool #Q16403	70,009
135,400	3.00%, 3/1/43, Pool #Q16673	128,458
78,205	3.50%, 6/1/43, Pool #Q18718	76,034
128,981	3.50%, 7/1/43, Pool #Q20206	125,107
53,615	4.00%, 9/1/43, Pool #Q21579	53,851
173,565	4.50%, 12/1/43, Pool #Q23779	177,063
107,214	4.50%, 12/1/43, Pool #G60018	108,927
13,554	3.50%, 1/1/44, Pool #Q24368	13,148
1,006,735	Class XZ , Series 43164.50%, 3/15/44	1,059,254
57,269	4.00%, 4/1/44, Pool #Q25643	57,303
599,901	3.50%, 4/1/44, Pool #G07848	583,662
1,065,041	Class ZX , Series 43524.00%, 4/15/44	1,072,256
15,118	3.50%, 5/1/44, Pool #Q26218	14,866
71,740	3.50%, 6/1/44, Pool #Q28764	70,250
1,963,805	3.00%, 6/1/44, Pool #SD0498	1,845,002
55,911	4.00%, 7/1/44, Pool #G60901	56,419
13,227	3.50%, 7/1/44, Pool #Q27319	13,006
22,054	3.50%, 9/1/44, Pool #Q28604	21,684
2,065,032	3.50%, 9/1/44, Pool #SD0481	2,035,837
1,987,631	4.00%, 1/1/45, Pool #SD0478	2,001,504
2,273,554	4.00%, 1/1/45, Pool #SD0490	2,274,756
16,633	4.00%, 2/1/45, Pool #Q31338	16,755
7,155	4.00%, 2/1/45, Pool #Q31128	7,208
15,910	3.50%, 9/1/45, Pool #Q36302	15,655
3,031,184	4.00%, 9/1/45, Pool #SD0507	3,091,597
23,170	4.00%, 12/1/45, Pool #Q37955	23,342
19,742	4.00%, 12/1/45, Pool #Q37957	19,856
1,372,175	3.50%, 3/1/46, Pool #SD0485	1,346,837
441,271	Class FB , Series 46061.82%(US0001M+50bps), 8/15/46	441,233
681,444	3.00%, 9/1/46, Pool #Q42979	638,392
260,880	3.50%, 9/1/46, Pool #SD0486	256,000
244,648	3.00%, 9/1/46, Pool #G60718	229,250
70,839	3.00%, 12/1/46, Pool #Q45083	67,091
144,911	3.00%, 12/1/46, Pool #Q45080	137,430
262,153	3.00%, 12/1/46, Pool #Q45064	245,580
844,370	3.00%, 12/1/46, Pool #V82781	792,067
702,427	3.00%, 2/1/47, Pool #SD0496	660,412
411,768	3.50%, 3/1/47, Pool #G60968	423,168
731,636	4.00%, 7/1/47, Pool #SD0504	738,756
954,040	4.50%, 7/1/47, Pool #G61047	974,013
382,835	3.50%, 10/1/47, Pool #G61178	373,240
487,826	3.50%, 12/1/47, Pool #G61208	475,602
99,647	3.50%, 1/1/48, Pool #Q53648	96,958
432,743	3.50%, 1/1/48, Pool #ZS4751	422,594

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$66,612	3.50%, 1/1/48, Pool #Q53630	$64,941
436,385	3.50%, 2/1/48, Pool #ZT1353	426,465
668,658	4.00%, 4/1/48, Pool #SD0489	679,287
3,183,193	4.00%, 8/1/48, Pool #SD0492	3,179,960
1,082,599	4.50%, 8/1/48, Pool #G67715	1,120,751
2,529,944	4.00%, 5/1/49, Pool #SD0488	2,510,316
552,094	2.50%, 7/1/50, Pool #QB1193	498,347
13,796	3.00%, 7/1/50, Pool #QB1488	12,987
32,184	3.00%, 7/1/50, Pool #QB1486	30,298
114,556	3.00%, 7/1/50, Pool #QB1479	107,658
13,590	3.00%, 7/1/50, Pool #QB1158	13,017
906,604	3.00%, 8/1/50, Pool #RA3282	855,995
94,601	3.00%, 8/1/50, Pool #QB2339	89,076
302,854	2.00%, 8/1/50, Pool #QB2296	265,511
896,761	3.00%, 8/1/50, Pool #RA3313	840,138
6,016,424	3.00%, 9/1/50, Pool #SD0592	5,687,600
664,467	2.00%, 11/1/50, Pool #SD7528	577,576
1,172,565	3.00%, 12/1/50, Pool #SD0519	1,100,440
999,688	4.00%, 12/1/50, Pool #SD0520	1,011,893
4,189,280	2.50%, 2/1/51, Pool #SD7534	3,819,769
5,697,018	2.00%, 3/1/51, Pool #SD8134	4,950,974
2,187,262	2.00%, 4/1/51, Pool #SD7539	1,919,287
2,625,905	2.50%, 5/1/51, Pool #SD0702	2,398,122
1,173,966	2.00%, 5/1/51, Pool #SD7541	1,020,988
9,187,580	2.50%, 5/1/51, Pool #RA5077	8,367,497
1,275,077	3.00%, 7/1/51, Pool #SD7544	1,196,798
3,823,889	2.00%, 7/1/51, Pool #SD0716	3,323,489
814,529	2.00%, 9/1/51, Pool #SD0730	707,885
1,095,908	2.00%, 9/1/51, Pool #SD0732	952,110
3,592,352	2.00%, 10/1/51, Pool #RA6071	3,121,318
821,003	2.00%, 10/1/51, Pool #SD8172	713,285
1,098,328	3.00%, 10/1/51, Pool #RA6015	1,028,070
2,498,384	2.50%, 11/1/51, Pool #RA6397	2,257,947
8,049,727	2.50%, 11/1/51, Pool #SD7548	7,310,536
1,188,733	2.00%, 12/1/51, Pool #SD0786	1,032,701
4,889,442	2.50%, 12/1/51, Pool #RA6388	4,412,549
6,017,592	2.00%, 12/1/51, Pool #SD8182	5,227,811
216,306	2.00%, 12/1/51, Pool #SD0789	188,273
1,129,815	2.00%, 12/1/51, Pool #SD0785	981,625
437,828	2.00%, 12/1/51, Pool #SD0783	380,378
25,190,616	2.50%, 1/1/52, Pool #SD7552	22,774,153
2,065,643	2.00%, 1/1/52, Pool #SD0894	1,794,844
2,770,921	2.00%, 1/1/52, Pool #SD0892	2,407,493
7,608,390	2.50%, 1/1/52, Pool #SD0923	6,871,120
8,614,635	2.00%, 1/1/52, Pool #SD7549	7,485,404
1,434,846	2.00%, 2/1/52, Pool #RA6768	1,246,283
935,593	3.00%, 2/1/52, Pool #SD7550	879,045
25,186,030	3.00%, 3/1/52, Pool #SD7553	23,691,924
5,130,000	Class A2 , Series K1452.58%, 6/25/55, Callable 5/25/32 @ 100.00	4,691,642

		189,532,170

Government National Mortgage Association (5.7%)
9,640	4.50%, 9/15/33, Pool #615516	10,174
35,580	5.00%, 12/15/33, Pool #783571	37,990
10,983	6.50%, 8/20/38, Pool #4223	12,535
7,937	6.50%, 10/15/38, Pool #673213	8,521
6,281	6.50%, 11/20/38, Pool #4292	7,171
11,285	6.50%, 12/15/38, Pool #782510	12,136

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$122,067	5.00%, 1/15/39, Pool #782557	$129,100
54,568	5.00%, 4/15/39, Pool #711939	58,075
74,368	5.00%, 4/15/39, Pool #782619	79,104
7,721	4.00%, 4/20/39, Pool #4422	7,805
7,281	5.00%, 6/15/39, Pool #782696	7,746
24,869	4.00%, 7/20/39, Pool #4494	25,141
43,905	5.00%, 10/20/39, Pool #4559	46,950
4,827	4.50%, 12/20/39, Pool #G24598	5,037
12,558	4.50%, 1/15/40, Pool #728627	13,273
5,885	4.50%, 1/20/40, Pool #4617	6,141
4,819	4.50%, 2/20/40, Pool #G24636	5,164
35,433	5.00%, 5/15/40, Pool #782958	37,679
312	4.50%, 5/20/40, Pool #G24696	325
21,766	5.00%, 6/15/40, Pool #697862	23,654
233,110	4.50%, 7/15/40, Pool #733795	246,280
29,796	4.50%, 7/15/40, Pool #745793	30,995
12,079	4.50%, 7/20/40, Pool #4746	12,606
22,195	4.50%, 8/20/40, Pool #4771	23,162
13,706	4.50%, 9/20/40, Pool #748948	14,381
6,566	4.00%, 9/20/40, Pool #G24800	6,688
48,282	4.50%, 10/15/40, Pool #783609	50,654
22,258	4.50%, 10/20/40, Pool #4834	23,229
172,956	4.00%, 10/20/40, Pool #G24833	176,147
324,133	4.00%, 11/20/40, Pool #4853	337,085
158,416	4.00%, 12/20/40, Pool #G24882	161,341
84,887	4.00%, 1/15/41, Pool #759138	87,351
143,183	4.00%, 1/20/41, Pool #4922	145,827
15,072	4.50%, 2/15/41, Pool #738019	15,846
2,464	4.00%, 2/20/41, Pool #4945	2,509
580,901	4.00%, 2/20/41, Pool #742887	582,981
45,837	4.00%, 3/15/41, Pool #762838	47,161
3,619	5.00%, 4/20/41, Pool #5018	3,853
7,789	5.00%, 6/20/41, Pool #5083	8,292
56,640	4.50%, 6/20/41, Pool #783590	57,551
126,863	4.00%, 7/20/41, Pool #742895	128,231
4,204	5.00%, 7/20/41, Pool #5116	4,476
133,488	4.50%, 7/20/41, Pool #5115	144,300
22,940	4.50%, 7/20/41, Pool #754367	23,671
39,608	4.50%, 7/20/41, Pool #783584	40,245
40,182	4.50%, 11/15/41, Pool #783610	42,463
111,045	3.50%, 1/15/42, Pool #553461	111,719
158,273	4.00%, 4/20/42, Pool #MA0023	161,682
70,040	5.00%, 7/20/42, Pool #MA0223	74,913
158,983	3.50%, 4/15/43, Pool #AD2334	163,951
301,836	3.50%, 4/20/43, Pool #MA0934	303,848
170,799	3.50%, 5/20/43, Pool #MA1012	171,937
14,778	4.00%, 7/20/43, Pool #MA1158	14,916
589,709	4.50%, 6/20/44, Pool #MA1997	614,483
14,870	4.00%, 8/20/44, Pool #AI4167	14,848
1,642	4.00%, 8/20/44, Pool #AI4166	1,641
479,469	4.00%, 8/20/44, Pool #MA2149	486,485
11,878	4.00%, 8/20/44, Pool #AJ4687	11,861
11,831	4.00%, 8/20/44, Pool #AJ2723	11,814
23,091	3.00%, 12/20/44, Pool #MA2444	22,053
274,279	5.00%, 12/20/44, Pool #MA2448	292,036
276,639	3.00%, 2/15/45, Pool #784439	261,530
1,225,440	3.50%, 5/20/45, Pool #MA2826	1,207,874
167,579	5.00%, 12/20/45, Pool #MA3313	184,243

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$6,226,061	3.50%, 3/20/46, Pool #MA3521	$6,126,397
1,188,818	3.50%, 5/20/46, Pool #MA3663	1,169,800
397,926	3.50%, 7/20/46, Pool #MA3803	391,563
1,618,037	3.50%, 9/20/46, Pool #MA3937	1,592,160
68,898	3.50%, 10/20/46, Pool #AX4341	69,844
75,390	3.50%, 10/20/46, Pool #AX4342	74,401
100,527	3.50%, 10/20/46, Pool #AX4345	101,282
154,685	3.50%, 10/20/46, Pool #AX4344	154,540
57,138	3.50%, 10/20/46, Pool #AX4343	55,769
10,175	4.00%, 10/20/46, Pool #AQ0542	10,360
80,379	4.50%, 3/15/47, Pool #AZ8560	84,161
123,128	4.50%, 4/15/47, Pool #AZ8596	126,688
71,804	4.50%, 4/15/47, Pool #AZ8597	75,179
69,782	4.50%, 5/15/47, Pool #BA7888	71,803
1,539,371	4.00%, 6/20/47, Pool #MA4511	1,549,935
19,179	4.00%, 9/15/47, Pool #BC5919	19,359
17,575	4.00%, 10/15/47, Pool #BD3187	17,842
19,112	4.00%, 10/15/47, Pool #BE1031	19,289
18,254	4.00%, 11/15/47, Pool #BE1030	18,582
1,213,886	4.00%, 11/20/47, Pool #MA4838	1,222,205
21,318	4.00%, 12/15/47, Pool #BE4664	21,515
590,271	4.00%, 12/20/47, Pool #MA4901	594,319
19,248	4.00%, 1/15/48, Pool #BE0204	19,418
24,527	4.00%, 1/15/48, Pool #BE0143	24,757
291,785	4.50%, 9/20/48, Pool #BD0560	295,432
508,506	4.50%, 3/20/49, Pool #MA5818	522,240
21,376	4.50%, 4/20/49, Pool #MA5877	21,953
228,229	4.50%, 5/20/49, Pool #MA5932	234,394
418,200	4.50%, 4/20/50, Pool #MA6602	423,983
684,105	3.00%, 4/20/50, Pool #MA6599	646,916
317,852	4.00%, 5/20/50, Pool #MA6658	317,666
87,428	3.00%, 5/20/50, Pool #MA6656	83,181
6,448,287	2.00%, 8/20/50, Pool #MA6818	5,729,405
1,579,669	3.00%, 10/20/50, Pool #MA6932	1,496,532
5,992,737	2.00%, 11/20/50, Pool #MA6994	5,341,542
1,412,301	3.00%, 1/20/51, Pool #MA7137	1,335,517
14,047,834	2.00%, 1/20/51, Pool #MA7135	12,537,069
2,133,115	2.00%, 2/20/51, Pool #MA7192	1,895,142
497,851	2.50%, 4/20/51, Pool #MA7312	456,819
7,337,573	3.00%, 6/20/51, Pool #MA7419	6,937,063
8,703,763	3.00%, 8/20/51, Pool #MA7535	8,226,379
6,538,433	2.50%, 10/20/51, Pool #MA7649	6,010,937
12,312,971	2.50%, 12/20/51, Pool #MA7767	11,292,131
2,318,390	3.00%, 12/20/51, Pool #MA7768	2,190,663
873,000	5.00%, 7/20/52, TBA	894,825
5,462,500	3.00%, 7/20/52, TBA	5,155,234
8,641,300	2.00%, 7/20/52, TBA	7,663,753
18,551,100	2.50%, 7/20/52, TBA	16,991,648
1,122,000	4.50%, 7/20/52, TBA	1,138,479
3,448,000	4.00%, 7/20/52, TBA	3,432,915
497,000	3.50%, 7/20/52, TBA	482,789
8,257,797	3.50%, 8/1/52, TBA	8,010,063

		130,438,718

Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,100,388

Total U.S. Government Agency Mortgages (Cost $740,185,502)		709,999,006

Principal Amount		Value
U.S. Treasury Obligations (24.5%):
U.S. Treasury Bonds (11.8%)
$2,480,000	5.38%, 2/15/31	$2,920,975
14,025,000	4.75%, 2/15/37	16,992,164
10,000,000	5.00%, 5/15/37	12,396,875
12,855,000	1.13%, 8/15/40	8,928,199
35,585,000	1.88%, 2/15/41(d)	28,067,669
30,115,000	1.75%, 8/15/41	23,042,680
17,020,000	2.00%, 11/15/41	13,594,725
29,385,000	3.13%, 11/15/41(d)	28,351,934
5,045,000	2.38%, 2/15/42	4,302,439
7,022,500	3.63%, 8/15/43	7,245,245
1,205,000	3.13%, 8/15/44	1,148,516
15,000	2.50%, 2/15/45	12,806
955,000	3.00%, 5/15/45	891,731
1,770,000	2.88%, 8/15/45	1,618,444
12,235,000	3.00%, 11/15/45	11,447,372
22,700,000	2.25%, 8/15/46	18,436,656
6,855,000	2.88%, 11/15/46	6,291,605
3,105,000	2.75%, 11/15/47	2,802,263
5,645,000	3.00%, 2/15/48	5,358,340
30,570,000	3.13%, 5/15/48(d)	29,800,973
4,055,000	3.38%, 11/15/48	4,153,207
8,700,000	3.00%, 2/15/49	8,356,078
125,000	2.88%, 5/15/49	117,480
10,975,000	1.25%, 5/15/50	7,044,578
8,590,000	1.38%, 8/15/50	5,704,297
11,849,000	1.63%, 11/15/50	8,407,236
1,102,000	1.88%, 11/15/51	834,076
629,000	2.25%, 2/15/52	522,070
8,683,000	2.88%, 5/15/52	8,267,844

		267,058,477

U.S. Treasury Inflation Index Bonds (2.1%)
47,175,000	0.13%, 4/15/27	47,610,459

U.S. Treasury Notes (10.6%)
1,390,000	2.50%, 5/31/24^	1,378,489
1,140,000	1.38%, 1/31/25	1,094,222
12,970,000	1.13%, 2/28/25	12,353,925
34,235,000	1.75%, 3/15/25	33,133,061
3,164,000	0.50%, 3/31/25	2,955,374
7,030,000	2.63%, 4/15/25	6,959,700
16,246,000	0.38%, 4/30/25	15,091,011
13,710,000	0.25%, 5/31/25	12,662,470
890,000	3.00%, 10/31/25	889,444
1,550,000	2.88%, 11/30/25	1,542,250
7,810,000	0.38%, 12/31/25	7,124,184
4,310,000	0.50%, 2/28/26	3,932,875
2,435,000	2.38%, 4/30/26	2,379,452
1,520,000	2.13%, 5/31/26	1,470,125
2,407,000	1.88%, 6/30/26	2,304,703
2,430,000	1.88%, 7/31/26	2,323,688
14,160,000	0.63%, 7/31/26	12,854,625
25,303,000	0.75%, 8/31/26	23,061,312
1,973,000	1.25%, 12/31/26	1,826,258
12,630,000	2.63%, 5/31/27	12,408,975
3,550,000	3.25%, 6/30/27	3,590,492
10,580,000	0.38%, 7/31/27	9,264,113
4,620,000	0.38%, 9/30/27	4,025,175
5,455,000	1.25%, 6/30/28	4,916,319
1,005,000	1.00%, 7/31/28	890,524
3,458,000	2.88%, 8/15/28	3,421,799

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$10,026,000	1.88%, 2/28/29	$9,339,846
15,853,000	2.38%, 3/31/29	15,206,495
255,000	2.38%, 5/15/29	244,720
45,000	2.75%, 5/31/29	44,212
12,975,000	3.25%, 6/30/29	13,153,406
11,880,000	0.63%, 5/15/30	9,930,938
925,000	0.63%, 8/15/30	768,906
7,270,000	2.88%, 5/15/32	7,208,659

		239,751,747

Total U.S. Treasury Obligations (Cost $613,028,531)		554,420,683

Certificate of Deposit (1.1%):
$26,335,000	MUFG Bank, Ltd.,, 1.79%, 1/27/23	26,262,316

Total Certificate of Deposit (Cost $26,335,000)		26,262,316

Short-Term Security Held as Collateral for Securities on Loan (0.4%):
8,809,111	BlackRock Liquidity FedFund, Institutional Class , 0.19%(c)(e)	8,809,111

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $8,809,111)		8,809,111

Shares		Value
Unaffiliated Investment Company (4.2%):
Money Markets (4.2%):
95,232,996	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	$95,232,996

Total Unaffiliated Investment Company (Cost $95,232,996)		95,232,996

Total Investment Securities
(Cost $2,615,893,999) — 106.1%		2,405,335,546
Net other assets (liabilities) — (6.1)%		(138,976,341)

Net Assets — 100.0%		$2,266,359,205

Percentages indicated are based on net assets as of June 30, 2022.

EUR003M—3 Month EUR LIBOR

EUAMDB01—1 Year EUR LIBOR

EUSA1—Euro 1 Year Swap Rate

EUSA5—Euro 5 Year Swap Rate

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $8,122,936.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

(d)	All or a portion of this security has been pledged as collateral for open derivative positions.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Securities Sold Short (-1.2%):

At June 30, 2022, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	5.00%	7/25/52	$(261,000)	$(266,934)	$(266,597)
Federal National Mortgage Association, TBA	2.50%	8/25/52	(4,705,200)	(4,141,888)	(4,231,004)
Federal National Mortgage Association, TBA	2.00%	7/25/52	(5,556,000)	(4,800,624)	(4,822,434)
Federal National Mortgage Association, TBA	2.00%	8/25/52	(13,352,212)	(11,463,382)	(11,574,699)
Federal National Mortgage Association, TBA	2.50%	7/25/52	(3,922,300)	(3,523,150)	(3,531,296)
Federal National Mortgage Association, TBA	3.00%	7/25/37	(450,000)	(438,187)	(439,805)
Federal National Mortgage Association, TBA	3.00%	8/25/51	(703,468)	(645,816)	(655,324)
Federal National Mortgage Association, TBA	3.50%	7/25/37	(952,766)	(946,908)	(947,407)

				$(26,226,889)	$(26,468,566)

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

30-Day Federal Funds September Futures (U.S. Dollar)	6/30/22	9	$(3,705,109)	$643
Euro Buxl 30-Year Bond September Futures (Euro)	9/8/22	11	(1,885,161)	86,317
Euro-Bobl September Futures (Euro)	9/8/22	127	(16,526,048)	71,478
Euro-Bund September Futures (Euro)	9/8/22	107	(16,680,421)	254,721
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	130	(16,558,750)	121,487
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/21/22	116	(16,080,500)	70,157
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/22	78	(8,755,500)	(16,579)
Ultra Long Term U.S. Treasury Bond March Futures (U.S. Dollar)	9/21/22	76	(11,730,125)	189,241

				$777,465

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Schatz Index September Futures (Euro)	9/8/22	20	$2,287,244	$(2,179)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/22	81	9,601,031	88,128
U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/22	879	184,603,734	311,305

				$397,254

Total Net Futures Contracts				$1,174,719

Forward Currency Contracts

At June 30, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	53,887,234	European Euro	50,883,000	Bank National Paribas	9/21/22	$246,560

Total Net Forward Currency Contracts						$246,560

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$246,560	$—

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$2,615,893,999

Investment securities, at value(a)	$2,405,335,546
Deposit at broker for futures contracts collateral	111,000
Interest and dividends receivable	12,333,598
Foreign currency, at value (cost $904,776)	899,461
Unrealized appreciation on forward currency contracts	246,560
Receivable for investments sold	38,387,361
Receivable for TBA investments sold	218,691,110
Prepaid expenses	7,207

Total Assets	2,676,011,843

Liabilities:
Cash overdraft	16,405
Payable for investments purchased	68,431,614
Payable for TBA investments purchased	302,583,964
Payable for capital shares redeemed	1,195,324
Payable for collateral received on loaned securities	8,809,111
Securities sold short (Proceeds received $26,337,889)	26,579,566
Payable for variation margin on futures contracts	506,377
Manager fees payable	655,773
Administration fees payable	330,596
Distribution fees payable	468,411
Custodian fees payable	9,813
Administrative and compliance services fees payable	2,447
Transfer agent fees payable	1,164
Trustee fees payable	20,806
Other accrued liabilities	41,267

Total Liabilities	409,652,638

Net Assets	$2,266,359,205

Net Assets Consist of:
Paid in capital	$2,503,409,727
Total distributable earnings	(237,050,522)

Net Assets	$2,266,359,205

Shares of beneficial interest (unlimited number of shares authorized, no par value)	227,744,326
Net Asset Value (offering and redemption price per share)	$9.95

(a)	Includes securities on loan of $8,122,936.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$24,361,320
Dividends	83,761
Income from securities lending	31,107
Foreign withholding tax	(5,978)

Total Investment Income	24,470,210

Expenses:
Management fees	4,264,775
Administration fees	245,695
Distribution fees	3,046,274
Custodian fees	41,805
Administrative and compliance services fees	14,607
Transfer agent fees	3,343
Trustee fees	57,669
Professional fees	46,642
Shareholder reports	15,816
Other expenses	23,990

Total expenses	7,760,616

Net Investment Income/(Loss)	16,709,594

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(82,852,694)
Net realized gains/(losses) on forward currency contracts	5,009,739
Net realized gains/(losses) on futures contracts	2,963,398
Net realized gains/(losses) on securities held short	1,084,592
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(233,928,763)
Change in net unrealized appreciation/depreciation on forward currency contracts	944,141
Change in net unrealized appreciation/depreciation on futures contracts	1,187,952
Change in net unrealized appreciation/depreciation on securities held short	(242,570)

Net realized and Change in net unrealized gains/losses on investments	(305,834,205)

Change in Net Assets Resulting From Operations	$(289,124,611)

See accompanying notes to the financial statements.

29

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$16,709,594	$19,502,658
Net realized gains/(losses) on investments	(73,794,965)	15,203,675
Change in unrealized appreciation/depreciation on investments	(232,039,240)	(74,635,557)

Change in net assets resulting from operations	(289,124,611)	(39,929,224)

Distributions to Shareholders:
Distributions	—	(89,324,077)

Change in net assets resulting from distributions to shareholders	—	(89,324,077)

Capital Transactions:
Proceeds from shares issued	3,523,685	711,480,744
Proceeds from dividends reinvested	—	89,324,077
Value of shares redeemed	(137,772,425)	(63,249,445)

Change in net assets resulting from capital transactions	(134,248,740)	737,555,376

Change in net assets	(423,373,351)	608,302,075
Net Assets:
Beginning of period	2,689,732,556	2,081,430,481

End of period	$2,266,359,205	$2,689,732,556

Share Transactions:
Shares issued	332,729	61,577,341
Dividends reinvested	—	7,989,631
Shares redeemed	(13,402,856)	(5,508,649)

Change in shares	(13,070,127)	64,058,323

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

30

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$11.17		$11.78	$11.21	$10.59	$10.89	$10.67

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.09 (a)	0.17 (a)	0.25 (a)	0.28	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)		(0.32)	0.67	0.64	(0.35)	0.12

Total from Investment Activities	(1.22)		(0.23)	0.84	0.89	(0.07)	0.32

Distributions to Shareholders From:
Net Investment Income	—		(0.09)	(0.27)	(0.27)	(0.23)	(0.10)
Net Realized Gains	—		(0.29)	—	—	—	—

Total Dividends	—		(0.38)	(0.27)	(0.27)	(0.23)	(0.10)

Net Asset Value, End of Period	$9.95		$11.17	$11.78	$11.21	$10.59	$10.89

Total Return(b)	(10.92	)%(c)	(1.94)%	7.53%	8.38%	(0.58)%	3.01%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,266,359		$2,689,733	$2,081,430	$2,239,557	$1,936,318	$2,048,679
Net Investment Income/(Loss)(d)	1.37%		0.80%	1.45%	2.28%	2.41%	1.87%
Expenses Before Reductions(d)(e)	0.64%		0.66%	0.66%	0.65%	0.65%	0.65%
Expenses Net of Reductions(d)	0.64%		0.66%	0.66%	0.65%	0.65%	0.65%
Portfolio Turnover Rate	65	%(c)	137%	140%	119%	144%	214%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

31

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

32

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Fund Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,078 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $8,809,111 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2022, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL Enhanced Bond Index Fund	$1,026,981	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2022, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $15.8 million and the monthly average notional amount for short contracts was $85.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $273.4 million, and the monthly average notional amount for short contracts was $134.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,193,477	Payable for variation margin on futures contracts*	$18,758

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	246,560	Unrealized depreciation on forward currency contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$2,963,398	$1,187,952

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	5,009,739	944,141

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2022. For financial reporting

34

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022.

As of June 30, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$246,560	$—
Futures contracts	—	506,377

Written option contracts	—	—
Swap agreements	—	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	246,560	506,377
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(506,377)

Total assets and liabilities subject to a MNA	$246,560	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank National Paribas	$246,560	$—	$—	$—	$246,560

Total	$246,560	$—	$—	$—	$246,560

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

35

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$99,427,527	$—	$99,427,527
Collateralized Mortgage Obligations	—	161,847,193	—	161,847,193
Corporate Bonds+	—	599,687,470	—	599,687,470
Foreign Bonds+	—	39,114,223	—	39,114,223
Yankee Debt Obligations+	—	97,791,420	—	97,791,420
Municipal Bonds	—	12,743,601	—	12,743,601
U.S. Government Agency Mortgages	—	709,999,006	—	709,999,006
U.S. Treasury Obligations	—	554,420,683	—	554,420,683
Certificate of Deposit	—	26,262,316	—	26,262,316
Short-Term Security Held as Collateral for Securities on Loan	8,809,111	—	—	8,809,111
Unaffiliated Investment Company	95,232,996	—	—	95,232,996

Total Investment Securities	104,042,107	2,301,293,439	—	2,405,335,546

Securities Sold Short	—	(26,468,566)	—	(26,468,566)

36

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Other Financial Instruments:*
Futures Contracts	1,174,719	—	—	1,174,719
Forward Currency Contracts	—	246,560	—	246,560

Total Investments	$105,216,826	$2,275,071,433	$—	$2,380,288,259

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward contracts.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$1,729,803,719	$1,360,066,932

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$2,190,230,909	$1,925,842,886

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

37

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $3,232,395,652. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$44,437,542
Unrealized (depreciation)	(24,108,553)

Net unrealized appreciation/(depreciation)	$20,328,989

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Enhanced Bond Index Fund	$74,372,219	$14,951,858	$89,324,077

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Enhanced Bond Index Fund	$33,653,816	$892,325	$—	$19,627,868	$54,174,009

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 25% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

38

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

39

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

40

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

41

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 30

Statement of Operations Page 30

Statements of Changes in Net Assets Page 31

Financial Highlights Page 32

Notes to the Financial Statements Page 33

Other Information Page 41

Statement Regarding the Trust’s Liquidity Risk Management Program Page 42

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$1,000.00	$862.00	$2.08	0.45%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$860.80	$3.23	0.70%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$1,000.00	$1,022.56	$2.26	0.45%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$1,021.32	$3.51	0.70%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	37.7%

U.S. Treasury Obligations	21.5

Corporate Bonds	19.8

U.S. Government Agency Mortgages	11.1

Yankee Debt Obligations	6.0

Collateralized Mortgage Obligations	5.5

Unaffiliated Investment Company	1.2

Short-Term Security Held as Collateral for Securities on Loan	0.6

Asset Backed Securities	0.6

Municipal Bonds	0.2

Convertible Bonds	0.1

Bank Loans	0.1

Warrants	— †

Preferred Stock	— †

Total Investment Securities	104.4

Net other assets (liabilities)	(4.4)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (37.7%):
Aerospace & Defense (0.7%):
5,159	Aerojet Rocketdyne Holdings, Inc.*	$209,455
10,680	Lockheed Martin Corp.	4,591,973
9,248	Moog, Inc., Class A	734,199
1,451	Northrop Grumman Corp.	694,405
10,403	Parsons Corp.*	420,489
2,420	Raytheon Technologies Corp.	232,586
51,214	Textron, Inc.	3,127,639

		10,010,746

Air Freight & Logistics (0.1%):
7,565	United Parcel Service, Inc., Class B	1,380,915
13,428	XPO Logistics, Inc.*	646,693

		2,027,608

Airlines (0.1%):
3,709	Alaska Air Group, Inc.*	148,545
57,004	Southwest Airlines Co.*	2,058,985

		2,207,530

Automobiles (0.5%):
71,328	Ford Motor Co.	793,881
2,112	Harley-Davidson, Inc.	66,866
10,432	Tesla, Inc.*	7,025,117
3,676	Thor Industries, Inc.	274,707

		8,160,571

Banks (1.4%):
207,394	Bank of America Corp.	6,456,175
11,836	Citizens Financial Group, Inc.	422,427
38,318	Fifth Third Bancorp	1,287,485
7,103	First Republic Bank	1,024,253
71,515	JPMorgan Chase & Co.	8,053,304
31,667	U.S. Bancorp	1,457,315
36,754	Wells Fargo & Co.	1,439,654

		20,140,613

Beverages (0.8%):
15,579	Brown-Forman Corp., Class B	1,093,023
108,710	Coca-Cola Co. (The)	6,838,946
199	Coca-Cola Consolidated, Inc.	112,216
6,182	Monster Beverage Corp.*	573,072
17,843	PepsiCo, Inc.	2,973,714

		11,590,971

Biotechnology (1.2%):
10,897	AbbVie, Inc.	1,668,984
12,182	Amgen, Inc.	2,963,881
12,057	Biogen, Inc.*	2,458,905
8,199	Exelixis, Inc.*	170,703
68,049	Gilead Sciences, Inc.	4,206,109
12,861	Incyte Corp.*	977,050
8,941	Moderna, Inc.*	1,277,222
4,456	Regeneron Pharmaceuticals, Inc.*	2,634,075
6,016	United Therapeutics Corp.*	1,417,610

		17,774,539

Capital Markets (0.9%):
6,719	BlackRock, Inc., Class A	4,092,140
885	Cboe Global Markets, Inc.	100,173
4,249	Charles Schwab Corp. (The)	268,452
13,954	Goldman Sachs Group, Inc. (The)	4,144,617

Shares		Value
Common Stocks, continued
Capital Markets, continued
38,642	Morgan Stanley	$2,939,110
7,236	Raymond James Financial, Inc.	646,971
17,119	Stifel Financial Corp.	959,006

		13,150,469

Chemicals (0.6%):
13,497	CF Industries Holdings, Inc.	1,157,098
24,313	Chemours Co. (The)	778,502
376	Eastman Chemical Co.	33,754
9,052	LyondellBasell Industries NV, Class A	791,688
55,978	Olin Corp.	2,590,662
5,209	Sherwin-Williams Co. (The)	1,166,347
19,106	Westlake Corp.	1,872,770

		8,390,821

Commercial Services & Supplies (0.2%):
59	Cintas Corp.	22,038
754	Clean Harbors, Inc.*	66,103
19,991	Republic Services, Inc.	2,616,222
435	Waste Management, Inc.	66,547

		2,770,910

Communications Equipment (0.4%):
5,496	Ciena Corp.*	251,167
134,543	Cisco Systems, Inc.	5,736,914

		5,988,081

Construction & Engineering (0.0%†):
5,695	EMCOR Group, Inc.	586,357

Consumer Finance (0.3%):
20,661	Capital One Financial Corp.	2,152,670
5,707	Discover Financial Services	539,768
8,463	OneMain Holdings, Inc.	316,347
36,873	Synchrony Financial	1,018,432

		4,027,217

Containers & Packaging (0.1%):
45,541	Westrock Co.	1,814,353

Distributors (0.1%):
7,673	Genuine Parts Co.	1,020,509

Diversified Consumer Services (0.0%†):
7,799	Service Corp. International	539,067

Diversified Financial Services (0.8%):
42,229	Berkshire Hathaway, Inc., Class B*	11,529,362

Diversified Telecommunication Services (0.4%):
1,791	Frontier Communications Parent, Inc.*	42,160
4,700	Iridium Communications, Inc.*	176,532
126,143	Verizon Communications, Inc.	6,401,757

		6,620,449

Electric Utilities (0.4%):
752	Duke Energy Corp.	80,622
6,214	FirstEnergy Corp.	238,555
45,706	Hawaiian Electric Industries, Inc.	1,869,375
38,433	NextEra Energy, Inc.	2,977,020
14,352	Xcel Energy, Inc.	1,015,548

		6,181,120

Electrical Equipment (0.3%):
10,937	AMETEK, Inc.	1,201,867
19,330	Atkore, Inc.*	1,604,583

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
28,366	Emerson Electric Co.	$2,256,232

		5,062,682

Electronic Equipment, Instruments & Components (0.4%):
15,236	CDW Corp.	2,400,584
19,131	Corning, Inc.	602,818
4,246	Keysight Technologies, Inc.*	585,311
23,261	National Instruments Corp.	726,441
61,395	Vontier Corp.	1,411,471
2,307	Zebra Technologies Corp., Class A*	678,143

		6,404,768

Energy Equipment & Services (0.2%):
5,739	Baker Hughes Co.	165,685
16,450	ChampionX Corp.	326,532
14,031	Halliburton Co.	440,012
10,178	NOV, Inc.	172,110
18,395	Patterson-UTI Energy, Inc.	289,905
53,493	Schlumberger, Ltd.	1,912,910

		3,307,154

Entertainment (0.3%):
4,604	Activision Blizzard, Inc.	358,467
17,908	Electronic Arts, Inc.	2,178,508
81,590	Playtika Holding Corp.*	1,080,252
2,398	Walt Disney Co. (The)*	226,371
23,606	Warner Bros Discovery, Inc.*	316,793

		4,160,391

Equity Real Estate Investment Trusts (1.0%):
27,713	American Homes 4 Rent, Class A	982,149
5,839	American Tower Corp.	1,492,390
380	AvalonBay Communities, Inc.	73,815
7,607	Camden Property Trust	1,022,989
7,429	Crown Castle International Corp.	1,250,895
6,669	Douglas Emmett, Inc.	149,252
2,687	EastGroup Properties, Inc.	414,685
1,991	Essex Property Trust, Inc.	520,666
4,968	Extra Space Storage, Inc.	845,156
12,974	Highwoods Properties, Inc.	443,581
9,675	National Retail Properties, Inc.	416,025
8,670	National Storage Affiliates Trust	434,107
8,280	Public Storage	2,588,908
3,738	SBA Communications Corp.	1,196,347
99,134	STORE Capital Corp.	2,585,415
2,820	Terreno Realty Corp.	157,159
4,559	Ventas, Inc.	234,469

		14,808,008

Food & Staples Retailing (0.7%):
10,887	Costco Wholesale Corp.	5,217,921
13,572	Kroger Co. (The)	642,363
12,658	Sprouts Farmers Market, Inc.*	320,500
38,691	Walmart, Inc.	4,704,052

		10,884,836

Food Products (0.5%):
14,829	Archer-Daniels-Midland Co.	1,150,730
9,295	General Mills, Inc.	701,308
87,062	Kraft Heinz Co. (The)	3,320,545
11,811	Mondelez International, Inc., Class A	733,345

Shares		Value
Common Stocks, continued
Food Products, continued
16,378	Tyson Foods, Inc., Class A	$1,409,490

		7,315,418

Gas Utilities (0.0%†):
8,306	Brookfield Infrastructure Corp., Class A	353,005
7,980	UGI Corp.	308,108

		661,113

Health Care Equipment & Supplies (0.7%):
44,706	Abbott Laboratories	4,857,307
127	ABIOMED, Inc.*	31,434
7,113	Danaher Corp.	1,803,288
12,142	Edwards Lifesciences Corp.*	1,154,583
6,888	Embecta Corp.*	174,404
2,000	Figs, Inc., Class A*^	18,220
12,779	Hologic, Inc.*	885,585
498	Intuitive Surgical, Inc.*	99,953
16,036	Medtronic plc	1,439,231
1,731	Teleflex, Inc.	425,566
276	West Pharmaceutical Services, Inc.	83,454

		10,973,025

Health Care Providers & Services (1.3%):
48,263	CVS Health Corp.	4,472,050
13,733	DaVita, Inc.*	1,098,091
8,729	Elevance Health, Inc.	4,212,441
3,457	Laboratory Corp. of America Holdings	810,182
1,374	Molina Healthcare, Inc.*	384,184
17,562	UnitedHealth Group, Inc.	9,020,370

		19,997,318

Health Care Technology (0.2%):
11,431	Veeva Systems, Inc., Class A*	2,263,795

Hotels, Restaurants & Leisure (0.8%):
9,790	Airbnb, Inc., Class A*	872,093
290	Booking Holdings, Inc.*	507,207
2,600	Caesars Entertainment, Inc.*	99,580
479	Chipotle Mexican Grill, Inc.*	626,177
8,390	Expedia Group, Inc.*	795,624
1,526	Hyatt Hotels Corp., Class A*	112,787
71,710	International Game Technology plc	1,330,938
19,090	McDonald’s Corp.	4,712,939
4,390	MGM Resorts International	127,090
18,277	Starbucks Corp.	1,396,180
1,749	Texas Roadhouse, Inc., Class A	128,027
6,141	Travel + Leisure Co.	238,394
60,505	Wendy’s Co. (The)	1,142,334
3,009	Yum! Brands, Inc.	341,552

		12,430,922

Household Products (0.7%):
3,282	Church & Dwight Co., Inc.	304,110
27,954	Colgate-Palmolive Co.	2,240,233
50,202	Procter & Gamble Co. (The)	7,218,546

		9,762,889

Independent Power and Renewable Electricity Producers (0.1%):
38,861	Vistra Corp.	887,974

Industrial Conglomerates (0.3%):
25,921	3M Co.	3,354,436
6,285	Honeywell International, Inc.	1,092,396

		4,446,832

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance (0.7%):
10,213	American International Group, Inc.	$522,191
13,167	Aon plc, Class A	3,550,877
35,745	Brown & Brown, Inc.	2,085,363
7,097	Loews Corp.	420,568
1,016	Progressive Corp. (The)	118,130
11,589	Travelers Cos., Inc. (The)	1,960,048
22,670	WR Berkley Corp.	1,547,454

		10,204,631

Interactive Media & Services (2.2%):
5,339	Alphabet, Inc., Class A*	11,635,069
5,270	Alphabet, Inc., Class C*	11,527,862
57,694	Meta Platforms, Inc., Class A*	9,303,157

		32,466,088

Internet & Direct Marketing Retail (1.1%):
132,115	Amazon.com, Inc.*	14,031,934
62,374	eBay, Inc.	2,599,124
23,103	Qurate Retail, Inc., Class A	66,306

		16,697,364

IT Services (1.4%):
993	Accenture plc, Class A	275,706
46,205	Alliance Data Systems Corp.	1,712,357
19,060	Amdocs, Ltd.	1,587,889
10,677	Automatic Data Processing, Inc.	2,242,597
2,613	Cognizant Technology Solutions Corp., Class A	176,351
1,037	Fidelity National Information Services, Inc.	95,062
14,921	FleetCor Technologies, Inc.*	3,135,051
6,341	Gartner, Inc.*	1,533,444
5,726	GoDaddy, Inc., Class A*	398,301
13,570	Mastercard, Inc., Class A	4,281,064
4,216	Paychex, Inc.	480,076
2,851	VeriSign, Inc.*	477,058
22,951	Visa, Inc., Class A	4,518,822

		20,913,778

Leisure Products (0.1%):
13,583	Brunswick Corp.	888,057

Life Sciences Tools & Services (0.5%):
23,539	Agilent Technologies, Inc.	2,795,727
1,280	Bio-Rad Laboratories, Inc., Class A*	633,600
4,587	IQVIA Holdings, Inc.*	995,333
5,592	Thermo Fisher Scientific, Inc.	3,038,022

		7,462,682

Machinery (0.2%):
8,060	Allison Transmission Holdings, Inc.	309,907
4,876	Caterpillar, Inc.	871,634
1,986	Cummins, Inc.	384,351
8,671	PACCAR, Inc.	713,970
1,387	Parker-Hannifin Corp.	341,271

		2,621,133

Marine (0.0%†):
5,509	Matson, Inc.	401,496

Media (0.3%):
33,810	Altice USA, Inc., Class A*	312,743
1,770	Charter Communications, Inc., Class A*	829,298
91,597	Comcast Corp., Class A	3,594,266

		4,736,307

Shares		Value
Common Stocks, continued
Metals & Mining (0.1%):
18,687	Nucor Corp.	$1,951,110

Mortgage Real Estate Investment Trusts (0.0%†):
7,313	Starwood Property Trust, Inc.	152,769

Multiline Retail (0.1%):
38	Dillard’s, Inc., Class A^	8,382
1,092	Dollar General Corp.	268,020
53,261	Macy’s, Inc.	975,742

		1,252,144

Multi-Utilities (0.4%):
30,295	Public Service Enterprise Group, Inc.	1,917,068
2,166	Sempra Energy	325,485
32,752	WEC Energy Group, Inc.	3,296,161

		5,538,714

Oil, Gas & Consumable Fuels (1.9%):
52,085	Chevron Corp.	7,540,866
29,016	ConocoPhillips	2,605,927
20,328	Coterra Energy, Inc.	524,259
5,526	Denbury, Inc.*	331,505
4,181	Devon Energy Corp.	230,415
21,603	EOG Resources, Inc.	2,385,835
3,400	EQT Corp.	116,960
90,587	Exxon Mobil Corp.	7,757,871
29,882	Marathon Oil Corp.	671,747
17,556	Marathon Petroleum Corp.	1,443,279
10,315	Murphy Oil Corp.	311,410
32,326	Occidental Petroleum Corp.	1,903,355
12,931	Phillips 66	1,060,213
1,793	Pioneer Natural Resources Co.	399,982
4,011	Sanchez Energy Corp.*	250,101
16,344	Targa Resources Corp.	975,246
1,750	Valero Energy Corp.	185,990

		28,694,961

Pharmaceuticals (2.0%):
61,259	Bristol-Myers Squibb Co.	4,716,943
6,793	Eli Lilly & Co.	2,202,494
56,947	Johnson & Johnson	10,108,662
58,399	Merck & Co., Inc.	5,324,237
141,780	Pfizer, Inc.	7,433,526

		29,785,862

Professional Services (0.2%):
615	Booz Allen Hamilton Holding Corp.	55,571
25,758	CoStar Group, Inc.*	1,556,041
5,926	Leidos Holdings, Inc.	596,807
2,503	TriNet Group, Inc.*	194,283

		2,402,702

Real Estate Management & Development (0.0%†):
5,482	CBRE Group, Inc., Class A*	403,530

Road & Rail (0.4%):
94,597	CSX Corp.	2,748,989
5,617	Norfolk Southern Corp.	1,276,688
11,538	Union Pacific Corp.	2,460,824

		6,486,501

Semiconductors & Semiconductor Equipment (1.9%):
15,529	Advanced Micro Devices, Inc.*	1,187,503
12,578	Applied Materials, Inc.	1,144,346

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
12,390	Broadcom, Inc.	$6,019,186
701	Diodes, Inc.*	45,264
147,975	Intel Corp.	5,535,745
16,855	Kulicke & Soffa Industries, Inc.	721,563
3,241	Lam Research Corp.	1,381,152
16,724	Micron Technology, Inc.	924,503
3,185	MKS Instruments, Inc.	326,876
25,867	NVIDIA Corp.	3,921,178
736	NXP Semiconductors NV	108,950
42,570	Qualcomm, Inc.	5,437,892
3,090	Semtech Corp.*	169,857
575	Skyworks Solutions, Inc.	53,268
6,000	Texas Instruments, Inc.	921,900

		27,899,183

Software (3.8%):
12,295	Adobe, Inc.*	4,500,708
59,871	Box, Inc.*	1,505,157
11,472	Cadence Design Systems, Inc.*	1,721,144
136,199	Dropbox, Inc., Class A*	2,858,817
588	HubSpot, Inc.*	176,782
124,775	Microsoft Corp.	32,045,963
36,549	Oracle Corp.	2,553,679
523	Palo Alto Networks, Inc.*	258,331
956	RingCentral, Inc., Class A*	49,960
25,128	Salesforce, Inc.*	4,147,125
4,306	ServiceNow, Inc.*	2,047,589
621	Splunk, Inc.*	54,934
4,626	SS&C Technologies Holdings, Inc.	268,632
12,268	Synopsys, Inc.*	3,725,792
2,230	Workday, Inc., Class A*	311,263

		56,225,876

Specialty Retail (0.8%):
5,624	AutoNation, Inc.*	628,538
16,933	Home Depot, Inc. (The)	4,644,214
4,977	Lithia Motors, Inc.	1,367,729
6,984	Lowe’s Cos., Inc.	1,219,895
1,485	O’Reilly Automotive, Inc.*	938,164
6,545	Ulta Beauty, Inc.*	2,522,967
465	Williams-Sonoma, Inc.	51,592

		11,373,099

Technology Hardware, Storage & Peripherals (2.5%):
249,642	Apple, Inc.	34,131,054
19,136	Dell Technologies, Inc., Class C	884,275
14,842	NetApp, Inc.	968,292
50,719	Pure Storage, Inc., Class A*	1,303,985
4,985	Western Digital Corp.*	223,478

		37,511,084

Textiles, Apparel & Luxury Goods (0.1%):
33,834	Crocs, Inc.*	1,646,701

Thrifts & Mortgage Finance (0.1%):
49,424	MGIC Investment Corp.	622,742
11,874	TFS Financial Corp.	163,030

		785,772

Tobacco (0.2%):
51,522	Altria Group, Inc.	2,152,074

Shares, Contracts or Principal Amount		Value
Common Stocks, continued
Tobacco, continued
5,550	Philip Morris International, Inc.	$548,007

		2,700,081

Trading Companies & Distributors (0.1%):
25,546	Boise Cascade Co.	1,519,732

Water Utilities (0.1%):
13,469	American Water Works Co., Inc.	2,003,783

Total Common Stocks (Cost $595,814,431)		562,623,558

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 5.50%, 8/16/23	95,600

Total Preferred Stock (Cost $117,395)		95,600

Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24*	647
4,272	Occidental Petroleum Corp., 8/3/27	157,936

		158,583

Total Warrants (Cost $50,290)		158,583

Asset Backed Securities (0.6%):
$845,283	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	701,482
160,110	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	70,054
136,893	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	94,061
251,382	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	191,131
1,432,022	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(a)	1,306,159
756,568	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(a)	659,187
135,632	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	113,766
206,293	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	138,915
1,065,980	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	923,238
79,089	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	76,189
522,493	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	471,382
163,602	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	147,037
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	147,578
211,537	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	186,609
202,242	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	181,398
367,477	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	324,459

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$352,360	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	$335,829
200,567	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	174,503
211,343	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	187,007
214,500	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	190,697
554,610	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(a)	494,590
617,453	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(a)	555,744
234,777	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	201,490
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	156,338
226,936	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	198,650
330,726	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	283,636
227,853	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	195,940
322,622	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	284,522

Total Asset Backed Securities (Cost $10,422,236)		8,991,591

Collateralized Mortgage Obligations (5.5%):
250,000	Aimco CLO, Class AR, Series 2018-BA, 2.14%(US0003M+110bps), 1/15/32, Callable 7/15/22 @ 100(a)	244,128
523,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 2.17%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(a)	502,724
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 2.05%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(a)	372,017
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 2.20%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(a)	240,505
2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 2.20%(US0003M+116bps), 10/15/34, Callable 10/15/23 @ 100(a)	2,713,226
624,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 3.18%(TSFR3M+150bps), 7/20/35(a)	608,122
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 2.36%(US0003M+132bps), 10/15/32, Callable 7/15/22 @ 100(a)	250,056
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 2.17%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(a)	826,197
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 2.11%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(a)	262,772

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 3.43%(TSFR1M+215bps), 1/15/39(a)	$96,115
105,000	BAMLL Commercial Mortgage Securities Trust, Class B, Series 2022-DKLX, 2.83%(TSFR1M+155bps), 1/15/39(a)	101,600
555,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 2.43%(TSFR1M+115bps), 1/15/39(a)	539,182
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	168,823
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	27,312
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 2.28%(US0003M+122bps), 1/20/32, Callable 7/20/22 @ 100(a)	303,418
536,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 2.19%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(a)	517,347
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	33,656
808,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 2.17%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(a)	778,087
139,000	BFLD Trust, Class A, Series 2020-OBRK, 3.37%(US0001M+205bps), 11/15/22(a)	134,189
1,835,000	BPR Trust, Class A, Series 2022-OANA, 3.18%(TSFR1M+190bps), 4/15/37(a)	1,795,405
488,000	BPR Trust, Class B, Series 2022-OANA, 3.73%(TSFR1M+245bps), 4/15/37(a)	484,084
307,861	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.03%(US0003M+99bps), 4/15/29, Callable 7/15/22 @ 100(a)	303,064
76,300	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.95%(US0001M+263bps), 9/15/37(a)	63,552
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 3.22%(US0001M+190bps), 4/15/34(a)	113,057
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.92%(US0001M+160bps), 4/15/34(a)	108,161
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 2.62%(US0001M+130bps), 4/15/34(a)	165,068
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 2.32%(US0001M+100bps), 4/15/34(a)	4,890,613
155,550	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 2.57%(US0001M+125bps), 10/15/36(a)	150,899
1,305,487	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 2.35%(TSFR1M+101bps), 2/15/39(a)	1,247,186
309,400	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 3.12%(US0001M+180bps), 10/15/36(a)	298,549

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$220,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 2.77%(US0001M+145bps), 10/15/36(a)	$213,013
393,140	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 2.65%(TSFR1M+131bps), 2/15/39(a)	374,282
393,140	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 2.90%(TSFR1M+156bps), 2/15/39(a)	369,733
393,140	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 3.29%(TSFR1M+196bps), 2/15/39(a)	371,259
124,100	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 2.40%(US0001M+108bps), 10/15/36(a)	121,002
730,000	BX Mortgage Trust, Class E, Series 2021-PAC, 3.27%(US0001M+195bps), 10/15/36(a)	679,637
210,000	BX Mortgage Trust, Class D, Series 2021-PAC, 2.62%(US0001M+130bps), 10/15/36(a)	194,137
1,081,000	BX Mortgage Trust, Class A, Series 2021-PAC, 2.01%(US0001M+69bps), 10/15/36(a)	1,027,351
216,000	BX Mortgage Trust, Class C, Series 2021-PAC, 2.42%(US0001M+110bps), 10/15/36(a)	201,706
162,000	BX Mortgage Trust, Class B, Series 2021-PAC, 2.22%(US0001M+90bps), 10/15/36(a)	153,101
988,000	BX Trust, Class A, Series 2022-IND A, 2.82%(TSFR1M+149bps), 4/15/37(a)	961,255
114,000	BX Trust, Class C, Series 2022-IND, 3.62%(TSFR1M+229bps), 4/15/37(a)	109,081
4,962,409	BX Trust, Class A, Series 2021-SOAR, 2.00%(US0001M+67bps), 6/15/38(a)	4,764,161
95,000	BX Trust, Class D, Series 2022-IND, 4.17%(TSFR1M+284bps), 4/15/37(a)	90,711
504,000	BX Trust, Class B, Series 2022-IND, 3.27%(TSFR1M+194bps), 4/15/37(a)	487,298
519,889	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 7/25/22 @ 100(a)(b)	509,724
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016-5A, 2.14%(US0003M+110bps), 7/17/31, Callable 7/17/22 @ 100(a)	16,773,675
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 2.11%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	224,787
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 2.16%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(a)	623,949
485,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 2.31%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	466,614
942,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 2.03%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(a)	901,348
402,957	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 2.44%(US0001M+112bps), 6/15/34(a)	393,626

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$99,251	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 2.82%(US0001M+150bps), 6/15/34(a)	$96,613
99,251	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 3.07%(US0001M+175bps), 6/15/34(a)	95,611
153,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 4.38%(US0001M+305bps), 8/15/36(a)	148,918
45,865	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 3.62%(US0001M+230bps), 8/15/36(a)	44,847
791,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 2.23%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(a)	760,217
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 2.37%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(a)	399,233
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 2.26%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	298,669
920,000	Columbia Cent CLO 32, Ltd., Class A1, Series 2022-32A(TSFR3M+170bps), 7/24/34(a)	911,634
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	56,588
3,686,288	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	3,415,641
243,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 2.55%(US0001M+123bps), 5/15/36(a)	237,231
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	97,305
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	97,828
860,000	CSMC Trust, Class D, Series 2017-PFHP, 3.57%(US0001M+225bps), 12/15/30(a)	856,388
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	202,220
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	93,553
527,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 2.21%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(a)	508,795
577,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 2.26%(US0003M+122bps), 1/18/32, Callable 7/18/22 @ 100(a)	564,480
723,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 2.19%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(a)	696,545
420,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 2.61%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(a)	404,132
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.22%(US0003M+118bps), 4/17/33, Callable 7/17/22 @ 100(a)	242,868

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$930,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 2.19%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(a)	$899,419
363,000	Eaton Vance CLO, Ltd., Class AR, Series 2019-1A, 2.14%(US0003M+110bps), 4/15/31, Callable 7/15/22 @ 100(a)	354,917
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 2.29%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(a)	243,319
1,469,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 2.03%(US0001M+70bps), 11/15/36(a)	1,402,880
531,727	Extended Stay America Trust, Class A, Series 2021-ESH, 2.41%(US0001M+108bps), 7/15/38(a)	518,370
223,624	Extended Stay America Trust, Class C, Series 2021-ESH, 3.03%(US0001M+170bps), 7/15/38(a)	216,341
447,247	Extended Stay America Trust, Class D, Series 2021-ESH, 3.58%(US0001M+225bps), 7/15/38(a)	431,545
303,134	Extended Stay America Trust, Class B, Series 2021-ESH, 2.71%(US0001M+138bps), 7/15/38(a)	294,022
508,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 2.78%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(a)	493,881
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 2.15%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(a)	241,049
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 2.27%(US0001M+95bps), 10/15/36(a)	619,452
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 2.47%(US0001M+115bps), 10/15/36(a)	96,518
100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 2.87%(US0001M+155bps), 10/15/36(a)	93,560
556,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 2.27%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(a)	534,021
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	61,958
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	40,368
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	85,692
1,420,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 2.57%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(a)	1,384,402
855,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 3.07%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(a)	829,279

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$479,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 3.37%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(a)	$462,190
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 3.07%(US0001M+175bps), 3/15/38(a)	91,648
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 2.72%(US0001M+140bps), 3/15/38(a)	92,903
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 2.42%(US0001M+110bps), 3/15/38(a)	93,368
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 2.20%(US0001M+88bps), 3/15/38(a)	93,614
280,147	Life Mortgage Trust, Class A, Series 2021-BMR, 2.02%(US0001M+70bps), 3/15/38(a)	268,571
426,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 3.82%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(a)	406,806
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 2.25%(US0003M+121bps), 1/15/32, Callable 7/15/22 @ 100(a)	243,935
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 2.18%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(a)	310,414
910,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 2.24%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(a)	872,392
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 2.16%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(a)	242,288
232,488	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 2.06%(US0003M+92bps), 1/22/28, Callable 7/22/22 @ 100(a)	229,084
250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 2.08%(US0003M+102bps), 4/20/34, Callable 7/20/22 @ 100(a)	241,079
280,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 2.03%(US0003M+99bps), 1/15/34, Callable 7/15/22 @ 100(a)	272,825
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 2.20%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(a)	241,140
968,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 2.31%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(a)	934,459
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 2.12%(US0001M+80bps), 4/15/38(a)	249,603
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.13%(US0003M+107bps), 10/20/30, Callable 7/20/22 @ 100(a)	309,036
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	130,530
198,184	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 2.57%(US0001M+125bps), 6/15/35(a)	198,668
476,452	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 2.82%(US0001M+150bps), 6/15/35(a)	468,897

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	$50,818
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	54,231
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	363,806
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 2.19%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(a)	315,707
17,385	Prima Capital CRE Securitization, Class A, Series 2021-9A, 3.05%(US0001M+145bps), 12/15/37(a)	17,385
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 2.18%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(a)	322,999
130,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 3.93%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(a)	127,035
250,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 3.28%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(a)	244,214
237,000	SREIT Trust, Class D, Series 2021-MFP, 2.90%(US0001M+158bps), 11/15/38(a)	221,601
360,000	SREIT Trust, Class C, Series 2021-MFP, 2.65%(US0001M+133bps), 11/15/38(a)	337,589
580,000	SREIT Trust, Class B, Series 2021-MFP, 2.40%(US0001M+108bps), 11/15/38(a)	546,539
1,013,000	SREIT Trust, Class A, Series 2021-MFP, 2.05%(US0001M+73bps), 11/15/38(a)	961,017
250,000	Stratus CLO, Ltd., Class A, Series 2022-1A(TSFR3M+175bps), 7/20/30(a)	247,727
403,000	Symphony CLO XIX, Ltd., Class A, Series 2018-19A, 2.00%(US0003M+96bps), 4/16/31, Callable 7/16/22 @ 100(a)	393,933
500,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 2.14%(US0003M+108bps), 4/20/33, Callable 7/20/22 @ 100(a)	483,644
1,054,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+132bps), 4/23/35(a)	1,007,773
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	234,991
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	16,225
551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 2.20%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(a)	533,140
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 2.19%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(a)	544,934
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 2.33%(US0003M+127bps), 7/20/32, Callable 7/20/22 @ 100(a)	327,539
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 2.21%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(a)	1,034,518

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 2.52%(US0001M+120bps), 5/15/31(a)	$177,925
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	154,568

Total Collateralized Mortgage Obligations (Cost $85,559,968)		82,594,181

Convertible Bonds (0.1%):
Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	25,858

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25^	44,091
27,000	Vail Resorts, Inc., 3.77%, 1/1/26	23,716

		67,807

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	25,875

Media (0.1%):
54,000	DISH Network Corp., 2.38%, 3/15/24	47,823
846,000	DISH Network Corp., 3.38%, 8/15/26	568,665

		616,488

Oil, Gas & Consumable Fuels (0.0%†):
54,850	Mesquite Energy, Inc., 15.00%, 7/15/23(c)(d)	265,474
31,702	Mesquite Energy, Inc., 15.00%, 7/15/23(c)(d)	168,337

		433,811

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	28,612
23,000	KBR, Inc., 2.50%, 11/1/23	44,210

		72,822

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	19,664

Total Convertible Bonds (Cost $1,081,488)		1,262,325

Bank Loans (0.1%):
Chemicals (0.0%†):
14,888	Consolidated Energy Term Incr B 1Ln, 0.04% (LIBOR+350bps)	14,143
19,950	Diversey Term B 1Ln, 0.03% (LIBOR+300bps), 9/29/28	18,379

		32,522

Construction & Engineering (0.0%†):
35,000	Convergint Tech Term 2Ln, 0.07% (LIBOR+675bps), 3/31/29	33,600
4,963	Convergint Tech Term B 1Ln, 0.04% (LIBOR+350bps), 3/31/28	4,626

		38,226

Diversified Consumer Services (0.0%†):
15,000	Ascend Learning Term 2Ln, 0.06% (LIBOR+575bps), 11/18/29	13,725
164,588	Ascend Learning Term Ln, 0.04% (LIBOR+350bps), 11/17/28	151,626

		165,351

Hotels, Restaurants & Leisure (0.1%):
249,375	City Football Group Term B 1Ln, 0.04% (LIBOR+350bps), 7/9/28, Callable 8/5/22 @ 100	228,178

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Hotels, Restaurants & Leisure, continued
$173,674	Diamond Sports Broadcasting Term B 1Ln, 0.03% (LIBOR+325bps), 8/24/26, Callable 8/5/22 @ 100	$39,945
113,342	Golden Entertainment Term B 1Ln, 0.03% (LIBOR+300bps), 10/20/24, Callable 8/5/22 @ 100	110,190

		378,313

Industrial Products (0.0%†):
120,000	Brookfield Wec Holdings, Inc., 0.04%, 8/1/25	115,115

Media (0.0%†):
124,958	Sinclair Broadcasting, 0.08%, 5/25/26	124,125

Software (0.0%†):
3,385	Ion Analytics Term 1Ln, 0.04% (LIBOR+400bps), 2/4/28	3,182

Software & Tech Services (0.0%†):
106,884	athenahealth, 0.04%, 2/15/29	98,133
18,116	athenahealth, 0.04%, 2/15/29	16,633

		114,766

Total Bank Loans (Cost $1,079,087)		971,600

Corporate Bonds (19.8%):
Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,128,825
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	139,116
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,036,229
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	92,355
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,072,575
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	272,800
445,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a)	392,156
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	4,638
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	125,062
40,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 8/8/22 @ 103.44	37,400
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/8/22 @ 101.59	37,600
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 8/8/22 @ 103.75	33,075
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	1,400,544
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	251,100

		6,023,475

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)	232,050
237,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 8/8/22 @ 103.13(a)	235,222

		467,272

Principal Amount		Value
Corporate Bonds, continued
Auto Components (0.0%†):
$125,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	$93,750

Automobiles (0.2%):
485,000	Magallanes, Inc., 3.43%, 3/15/24(a)	476,490
265,000	Magallanes, Inc., 3.64%, 3/15/25(a)	257,078
519,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(a)	486,840
180,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(a)	164,874
753,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(a)	672,843
391,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	332,958
576,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(a)	486,630
40,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63^(a)	31,400
270,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(a)	178,200
165,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(a)	129,938
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	207,384

		3,424,635

Banks (1.9%):
3,840,000	Bank of America Corp., 4.20%, 8/26/24, MTN	3,855,072
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	404,444
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	150,247
1,300,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,212,930
980,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	793,773
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	69,825
165,000	CIT Group, Inc., 6.13%, 3/9/28	171,600
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	731,196
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,415,374
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,083,417
1,156,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	1,106,049
1,166,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	1,150,880
4,105,000	JPMorgan Chase & Co., 3.88%, 9/10/24	4,094,881
2,500,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	2,456,278
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	156,751
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,537,908
1,099,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	1,042,713
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	2,593,515

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	$1,766,428

		28,793,281

Beverages (0.6%):
2,400,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,321,601
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	2,913,606
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	134,876
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	360,636
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	300,633
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	2,563,431
285,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	202,350

		8,797,133

Biotechnology (0.0%†):
555,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(a)	394,744

Building Products (0.1%):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	732,394
120,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a)	91,200
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a)	29,794

		853,388

Capital Markets (1.7%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	446,717
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,497,218
2,052,000	Blackstone Private Credit Fund, 4.70%, 3/24/25(a)	1,976,509
315,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(a)	196,875
715,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	396,825
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	2,674,259
1,263,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,023,374
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	142,491
50,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(a)	43,000
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	42,075
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(a)	44,550
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,099,022

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	$1,043,908
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,599,130
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,334,141
380,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a)	323,000
150,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63^(a)	123,750
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	79,500
485,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/8/22 @ 108.06(a)	457,962
650,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(a)	507,000
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	2,227,696
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	292,629
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	11,362
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 8/8/22 @ 105.31(a)	12,075
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	33,550

		24,628,618

Chemicals (0.2%):
15,000	CF Industries, Inc., 4.95%, 6/1/43	13,500
510,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100^	453,262
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	775,463
60,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(a)	47,850
555,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(a)	491,175
375,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	320,156
135,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	101,925
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	20,625
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	278,250
350,000	WR Grace Holdings LLC, 5.63%, 10/1/24(a)	346,500
50,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	43,503
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(a)	93,750

		2,985,959

Commercial Services & Supplies (0.1%):
125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(a)	101,875

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	$391,300
615,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	600,394
25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(a)	20,937
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44^(a)	19,719
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(a)	33,975
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	220,725

		1,388,925

Communications Equipment (0.1%):
405,000	CommScope, Inc., 6.00%, 3/1/26, Callable 8/8/22 @ 103(a)	374,625
205,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56^(a)	155,800
200,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(a)	161,000
250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(a)	212,500

		903,925

Construction & Engineering (0.1%):
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	21,125
1,155,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/8/22 @ 102.13(a)	866,250
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	234,900
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	42,762
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	21,625
785,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	629,963

		1,816,625

Consumer Discretionary Products (0.0%†):
275,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(a)	234,438

Consumer Discretionary Services (0.1%):
160,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(a)	122,400
900,000	NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a)	697,500
250,000	RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable 12/15/22 @ 102.63(a)	216,250

		1,036,150

Consumer Finance (1.5%):
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	2,068,676

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	$87,041
100,000	Ally Financial, Inc., 5.13%, 9/30/24	101,500
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	229,001
1,500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,464,988
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100(e)	475,851
1,513,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	1,500,457
577,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	545,582
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,535,785
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	322,665
738,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	653,362
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	246,259
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,220,124
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	257,317
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	441,361
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	327,413
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	917,474
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	52,917
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	556,510
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,071,243
445,000	OneMain Finance Corp., 6.88%, 3/15/25	420,525
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	234,525
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	118,575
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	316,587
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	242,956
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	789,567
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,301,463

		22,499,724

Consumer Staple Products (0.1%):
475,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(a)	461,344

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Staple Products, continued
$975,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(a)	$959,453

		1,420,797

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(a)	4,231
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	152,712
65,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(a)	55,169

		212,112

Diversified Consumer Services (0.0%†):
232,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(a)	207,060
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	17,903
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	325,062

		550,025

Diversified Financial Services (0.1%):
185,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(a)	144,763
38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	38,082
358,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100	355,415
452,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100	437,763
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	11,550
130,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(a)	109,200
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	495,517
155,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	134,462
150,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(a)	128,250
125,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(a)	102,187

		1,957,189

Diversified Telecommunication Services (0.6%):
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	134,423
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	61,605
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	395,934
1,200,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	933,802
310,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	290,625
915,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	768,600

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	$8,762
55,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(a)	50,531
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	19,969
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	133,662
640,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	574,400
45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	38,419
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	36,563
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	4,232
155,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103(a)	119,737
60,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(a)	47,100
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,297,489
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	179,248
1,250,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	873,396
555,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88^(a)	445,388
55,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 8/8/22 @ 100(a)	45,512

		8,459,397

Electric Utilities (0.7%):
782,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100	713,645
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	828,080
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	8,650
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(a)	128,262
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	146,524
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	44,230
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	483,738
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	959,601
173,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(a)	162,177
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	1,026,881

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$210,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(a)	$188,512
156,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(a)	134,341
2,000,000	FirstEnergy Corp., 7.38%, 11/15/31	2,238,068
255,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	225,038
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	134,300
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	16,235
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	393,450
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	16,100
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	31,300
294,886	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	288,989
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	636,148
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5^	1,171,350
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	255,409
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	549,037

		10,780,065

Electrical Equipment (0.0%†):
55,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	44,413
65,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	55,087
310,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(a)	251,100

		350,600

Electronic Equipment, Instruments & Components (0.0%†):
565,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(a)	493,669

Energy Equipment & Services (0.0%†):
400,000	Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75(a)	374,000

Entertainment (0.2%):
310,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(a)	251,100
3,000,000	Walt Disney Co. (The), 3.80%, 3/22/30^	2,902,740

		3,153,840

Equity Real Estate Investment Trusts (1.4%):
371,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	326,185
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,029,088
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,203,004

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	$59,360
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	349,858
68,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	61,562
46,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	37,527
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,950
45,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	37,800
40,000	GEO Group, Inc. (The), 5.88%, 10/15/24, Callable 8/8/22 @ 100.98	35,900
430,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	359,888
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	62,911
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	54,429
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	385,094
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	731,240
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	114,384
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	99,937
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,220,467
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,131,646
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	108,134
189,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	146,546
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	13,998
1,214,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	967,485
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	287,795
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(a)	89,740
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(a)	66,166
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	29,350
40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	32,300
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	30,825
310,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	206,925

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	$94,201
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,050,829
212,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	181,095
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	219,730
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,063,096
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	457,029
85,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 8/8/22 @ 102	69,275
780,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 8/8/22 @ 103.94(a)	752,700
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a)	247,612
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	124,846
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	322,684
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	1,400,112
60,000	Vici Properties, 3.50%, 2/15/25, Callable 8/8/22 @ 101.75(a)	56,175
335,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	304,850
93,000	VICI Properties LP, 4.38%, 5/15/25	91,024
100,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	94,000
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	64,348
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	399,489
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	2,967,270
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	61,663

		21,311,522

Financial Services (0.1%):
70,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(a)	65,800
120,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(a)	90,000
640,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(a)	480,000
70,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(a)	62,300

		698,100

Food & Staples Retailing (0.1%):
25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(a)	22,313

Principal Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$50,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	$40,250
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	515,762
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 8/8/22 @ 103.44(a)	442,775
335,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	309,038
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a)	58,450
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	99,676
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	162,256
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(a)	41,906
160,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a)	139,400
60,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	51,000

		1,882,826

Food Products (0.3%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	80,987
1,380,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	1,201,273
154,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(a)	124,355
170,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	171,063
880,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	831,600
1,375,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(a)	1,055,313
350,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(a)	292,250
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	42,694
405,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	332,100
270,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	219,375

		4,351,010

Health Care (0.0%†):
200,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(a)	173,000

Health Care Equipment & Supplies (0.1%):
400,000	Hologic, Inc., 4.63%, 2/1/28, Callable 2/1/23 @ 102.31(a)	374,500
350,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	299,250

		673,750

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services (1.3%):
$140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	$104,825
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13^(a)	28,350
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	3,501,450
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,239,975
1,190,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,103,725
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	206,719
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	484,187
255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	215,794
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	210,375
385,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	234,850
285,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(a)	216,600
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	33,300
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	4,302,139
1,000,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	964,325
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 8/8/22 @ 104(a)	547,525
780,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	604,500
780,000	HCA, Inc., 5.38%, 2/1/25	776,100
534,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	523,320
357,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	357,000
1,029,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	878,509
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(a)	43,625
314,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	297,701
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	34,200
170,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(a)	143,225
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25^(a)	20,375
416,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(a)	309,920
255,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 8/8/22 @ 100(a)	233,006
600,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 8/8/22 @ 102.44(a)	552,000
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 8/8/22 @ 103.13(a)	544,275
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	436,687

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(a)	$249,275
140,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(a)	118,300
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	111,490

		19,627,647

Hotels, Restaurants & Leisure (0.3%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	12,562
445,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	402,169
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	112,375
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(a)	348,250
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91^(a)	437,875
245,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25(a)	201,512
125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	91,094
765,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 8/8/22 @ 103.81(a)	757,350
40,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	32,350
75,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(a)	61,500
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	40,388
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	33,200
170,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(a)	145,323
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	14,550
20,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(a)	21,000
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(a)	19,800
280,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 7/18/22 @ 108.63(a)	287,700
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a)	228,625
115,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(a)	82,513
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)	428,400
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 7/22/22 @ 109.75(a)	260,737
255,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	233,325
390,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	332,475
350,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	308,000

		4,893,073

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Durables (0.1%):
$65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(a)	$47,450
70,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a)	50,925
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	117,375
295,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	186,956
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	8,575
90,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(a)	74,588
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	10,969
510,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	448,800
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(a)	97,500
265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(a)	205,706

		1,248,844

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	44,275

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	1,379,942
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	1,307,834
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	27,000
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	30,625
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(a)	74,375
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	13,575

		2,833,351

Industrial Conglomerates (0.2%):
1,750,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 8/8/22 @ 103.13	1,627,500
1,165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	1,031,025

		2,658,525

Industrial Services (0.0%†):
465,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	385,950
190,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(a)	171,000

		556,950

Principal Amount		Value
Corporate Bonds, continued
Insurance (0.5%):
$395,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13(a)	$319,950
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	573,962
70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	57,400
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	31,900
70,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(a)	54,600
242,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(a)	235,614
824,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(a)	775,112
339,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(a)	313,992
404,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(a)	365,052
92,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(a)	78,471
271,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(a)	228,323
2,771,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	2,403,842
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/18/22 @ 101.75(a)	107,812
105,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	87,150
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	425,474
185,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	160,719
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	215,854
1,000,000	Unum Group, 5.75%, 8/15/42	941,612
685,000	USI, Inc., 6.88%, 5/1/25, Callable 8/8/22 @ 100(a)	658,456

		8,035,295

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	149,625
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06^(a)	20,937
525,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(a)	412,125
60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 102.69(a)	39,225

		621,912

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	20,187
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	8,050
470,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	406,550
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	13,162

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	$529,375
255,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	231,413
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	38,306
40,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(a)	35,400
40,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100^(a)	32,000
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	29,444
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94^	28,744

		1,372,631

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	197,709
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	4,862

		202,571

Life Sciences Tools & Services (0.0%†):
510,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	466,650
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	13,481
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	25,988

		506,119

Machinery (0.1%):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	44,550
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	136,000
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	190,325
650,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	492,375
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	39,150

		902,400

Materials (0.0%†):
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27, Callable 6/15/24 @ 103(a)	197,500

Media (1.2%):
45,000	ABG Intermediate Holdings 2 LLC, 5.00%, 12/21/28, Callable 8/5/22 @ 100	41,962
615,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(a)	525,056
255,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(a)	133,237
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	20,000

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	$16,400
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	11,625
1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	1,065,625
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	54,113
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	313,950
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	212,625
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	1,505,168
813,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	726,606
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	862,428
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	908,773
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	908,898
1,130,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	822,075
335,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	256,275
680,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)	166,600
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	2,085,383
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	311,952
605,000	DISH DBS Corp., 7.75%, 7/1/26	473,412
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	65,039
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,075,209
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	90,728
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	109,900
430,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	367,650
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(a)	404,250
95,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(a)	83,837
270,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/8/22 @ 102.5(a)	249,750
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	27,450

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	$20,938
185,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)	148,000
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	336,000
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	184,000
69,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	60,440
1,620,000	Time Warner Cable, Inc., 6.55%, 5/1/37	1,629,218
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	293,303
435,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)	411,075
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(a)	205,187

		17,184,137

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(a)	40,275
686,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	613,112
60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	47,906
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	35,663
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(a)	39,881
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(a)	39,600
60,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	51,300
60,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	50,700
485,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	402,550
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(a)	95,938

		1,416,925

Mortgage Real Estate Investment Trusts (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	30,800
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	41,119

		71,919

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	972,577
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	966,956
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	130,043
714,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	660,048

		2,729,624

Principal Amount		Value
Corporate Bonds, continued
Oil & Gas (0.1%):
$110,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(a)	$103,400
125,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(a)	118,681
1,200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25, Callable 10/1/22 @ 105.63(a)	1,176,000

		1,398,081

Oil, Gas & Consumable Fuels (2.0%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	37,969
10,000	Apache Corp., 7.38%, 8/15/47	9,858
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	123,431
125,000	Cheniere Energy Partners LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63(a)	98,125
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	255,058
375,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(a)	345,938
50,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(a)	41,125
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5^(a)	18,600
65,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	56,956
305,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	272,975
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(a)	21,500
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	468,025
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/8/22 @ 101.44	39,270
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	693,637
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 7/22/22 @ 102.63(a)	553,575
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(a)	17,900
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	223,675
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	2,777,906
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	582,750
25,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	22,625
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	26,065

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	$33,800
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	122,752
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	20,050
295,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	278,775
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,198,351
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	105,205
1,908,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,626,570
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	51,675
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	64,919
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	98,372
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	70,810
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	67,084
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	120,160
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	78,227
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	319,375
255,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(a)	244,800
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	46,500
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	36,450
295,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	275,088
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	29,025
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	631,312
71,000	Hess Corp., 7.30%, 8/15/31	79,076
50,000	Hess Corp., 7.13%, 3/15/33	55,125
1,869,000	Hess Corp., 5.60%, 2/15/41	1,824,611
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,164,543
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/8/22 @ 102.81(a)	385,763
80,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	67,600
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	97,093
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	99,375
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	113,282
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	159,994

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	$364,162
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 103.38(a)	377,000
250,000	New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 3/31/23 @ 103.25(a)	226,250
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(a)	337,500
1,506,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	1,490,940
310,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	275,900
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	291,975
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,577,460
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	17,560
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	80,048
30,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	24,450
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	24,688
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	435,625
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	238,950
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	333,250
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	44,550
65,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	52,000
605,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 7/11/22 @ 104.63(a)	633,738
80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	67,200
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/8/22 @ 102.88	18,600
20,000	Phillips 66, 3.70%, 4/6/23	19,953
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	25,876
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,149,314
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	261,900
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	321,181
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/22 @ 100(d)(e)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/8/22 @ 100.94	9,450
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 8/8/22 @ 103.38	47,500
130,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	110,175
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 8/8/22 @ 103	4,750
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	222,035

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	$356,900
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	290,500
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	23,594
445,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	404,950
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	38,362
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	38,666
11,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	10,636
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	38,000
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	129,465
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	910,000
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	60,390
1,000,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	925,000
525,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	459,375
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	163,212
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	286,449

		30,472,204

Paper & Forest Products (0.0%†):
100,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(a)	69,500
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	38,475

		107,975

Personal Products (0.0%†):
125,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(a)	117,500

Pharmaceuticals (0.3%):
390,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)	202,800
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	988,142
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	365,456
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	94,300
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	182,866

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	$72,390
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	26,700
30,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	26,325
540,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(a)	472,500
40,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	36,414
1,406,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	1,142,796
90,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	65,151

		3,675,840

Professional Services (0.1%):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	120,400
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(a)	311,131
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	309,457

		740,988

Real Estate (0.2%):
550,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	499,348
250,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(a)	184,375
731,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	696,278
1,082,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	1,015,728
25,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	23,781
765,000	VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100(a)	703,800

		3,123,310

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	171,824
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	138,031
145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(a)	110,744
725,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	641,625

		1,062,224

Retail & Whsle — Discretionary (0.0%†):
35,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(a)	28,175

Road & Rail (0.0%†):
135,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(a)	110,363

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.4%):
$65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(a)	$55,362
4,136,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	3,329,881
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	434,251
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	1,256,109
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(a)	156,673
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	274,350
375,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(a)	312,187
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	44,125

		5,862,938

Software (0.4%):
40,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	32,600
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 8/8/22 @ 103.56(a)	33,250
220,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	218,900
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	20,906
25,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	20,313
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(a)	54,112
150,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(a)	132,750
220,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(a)	176,000
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	226,886
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,013,389
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	345,207
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	2,467,465

		5,741,778

Specialty Retail (0.4%):
80,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a)	65,600
85,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a)	69,488
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	30,212
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	48,482
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,170,090

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail, continued
$120,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	$75,900
125,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(a)	101,250
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(a)	49,075
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(a)	87,188
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	480,250
80,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	76,913
1,165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	1,153,762
246,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100	228,642
1,003,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	873,059
1,138,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	976,033
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	13,450
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19^(a)	11,662
85,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(a)	63,963

		5,575,019

Technology Hardware, Storage & Peripherals (0.1%):
320,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	323,553
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	56,779
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	85,991
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	105,920
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	90,843

		663,086

Telecommunications (0.0%†):
305,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(a)	291,275
145,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(a)	146,088

		437,363

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(a)	91,000
40,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(a)	31,600
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(a)	36,562
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(a)	188,588

		347,750

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Tobacco (0.1%):
$294,000	Altria Group, Inc., 4.25%, 8/9/42	$217,716
191,000	Altria Group, Inc., 4.50%, 5/2/43	144,913
175,000	Altria Group, Inc., 5.38%, 1/31/44	152,784
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	63,887
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	231,224
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	112,753
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(a)	40,162

		963,439

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	292,501
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,319,587
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	21,900
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(a)	26,250
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	11,775
90,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(a)	70,650

		2,742,663

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,387,444
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,328,250
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	2,754,248
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	38,700
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	39,498
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	402,489
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	49,994
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	97,824

		6,098,447

Total Corporate Bonds (Cost $340,898,382)		295,556,785

Yankee Debt Obligations (6.0%):
Aerospace & Defense (0.1%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	1,835,000
34,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 8/8/22 @ 101.25(a)	30,727
500,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(a)	408,750
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	461,900

		2,736,377

Principal Amount		Value
Yankee Debt Obligations, continued
Airlines (0.0%†):
$240,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(a)	$211,800
215,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)	171,731

		383,531

Banks (1.9%):
585,000	Barclays plc, 4.38%, 1/12/26	577,450
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,402,540
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,263,646
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	178,772
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	524,920
205,000	HSBC Holdings plc, 4.25%, 3/14/24	204,238
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	988,170
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	192,324
6,069,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	5,732,747
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,215,395
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,564,874
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	555,417
2,625,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,670,300
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100^(a)	636,482
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	3,411,744
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	170,816

		26,289,835

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(a)	173,500

Capital Markets (1.2%):
787,000	Credit Suisse Group AG, 3.80%, 6/9/23	782,137
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	3,770,789
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	2,235,409
670,000	Credit Suisse Group Funding Guernsey, Ltd., 3.80%, 9/15/22	669,861
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	456,419
860,000	Deutsche Bank AG, 3.30%, 11/16/22	858,749
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25^	4,391,804
774,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(a)	676,341

		13,841,509

Chemicals (0.0%†):
350,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 7/18/22 @ 103.25(a)	325,500
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	452,625

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Chemicals, continued
$230,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100^	$193,775
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	178,198
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(a)	105,156

		1,255,254

Consumer Discretionary Services (0.0%†):
115,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(a)	99,188

Containers & Packaging (0.1%):
15,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	12,337
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	695,600

		707,937

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	26,813
980,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 8/8/22 @ 103.56(a)	921,200

		948,013

Diversified Financial Services (0.5%):
780,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	625,950
1,050,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 102.88(a)	842,625
1,601,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	1,440,900
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(a)	356,900
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,339,756
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	626,925

		5,233,056

Diversified Telecommunication Services (0.0%†):
700,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(a)	495,250
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	356,025
55,000	Telecom Italia SpA, 6.00%, 9/30/34	41,525

		892,800

Energy Equipment & Services (0.0%†):
379,688	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 8/8/22 @ 105.16(a)	338,871

Hotels, Restaurants & Leisure (0.0%†):
35,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 8/8/22 @ 102.88^(a)	35,175
525,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	425,250

Principal Amount		Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(a)	$29,025
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69^(a)	25,000

		514,450

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	1,331,663
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(a)	962,506
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	189,000

		2,483,169

Materials (0.0%†):
125,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(a)	102,031
530,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(a)	453,812
500,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(a)	422,500

		978,343

Media (0.0%†):
565,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(a)	468,950
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	262,975

		731,925

Metals & Mining (0.1%):
695,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a)	556,000
500,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/18/22 @ 103.44(a)	457,500
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	31,325
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	4,444
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 8/8/22 @ 109(a)	82,981
180,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(a)	174,600

		1,306,850

Multi-Utilities (0.1%):
1,373,000	InterGen NV, 7.00%, 6/30/23, Callable 8/8/22 @ 100(a)	1,328,378

Oil, Gas & Consumable Fuels (1.1%):
2,502,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	2,455,087
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/18/22 @ 101.69(a)	315,319
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 8/8/22 @ 104.25(a)	494,700
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	145,412

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	$565,000
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,150,310
916,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	719,033
4,780,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	3,492,182
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,365,530
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	2,926,595
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	208,436
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	42,075

		14,879,679

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/8/22 @ 101.38(a)	258,862

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	53,400
460,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(a)	395,600

		449,000

Sovereign Bond (0.3%):
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	267,702
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/8/22 @ 100	8,465
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 8/8/22 @ 100	78,348
627,494	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 8/8/22 @ 100	134,127
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	297,786
900,000	Dominican Republic, 5.50%, 1/27/25(a)	891,000
3,150,000	Dominican Republic, 6.00%, 7/19/28(a)	2,909,812
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	322,524
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	335,157
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	188,353
200,000	Saudi Government International Bond, 4.50%, 4/22/60(a)	184,599

		5,617,873

Telecommunications (0.0%†):
250,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(a)	206,380

Trading Companies & Distributors (0.3%):
2,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,103,543
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	318,481

Principal Amount		Value
Yankee Debt Obligations, continued
Trading Companies & Distributors, continued
$1,379,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	$1,273,774
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	154,476
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	156,161
503,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	438,253
527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	444,188
564,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	452,509

		5,341,385

Wireless Telecommunication Services (0.0%†):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	329,175
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	394,313
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	218,300
562,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(a)	534,232
490,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	450,051

		1,926,071

Total Yankee Debt Obligations (Cost $103,183,276)		88,922,236

Municipal Bonds (0.2%):
California (0.0%†):
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	190,546
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	13,073

		203,619

Illinois (0.2%):
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,220,410
34,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	34,357

		3,254,767

New Jersey (0.0%†):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	382,636

Total Municipal Bonds (Cost $3,771,051)		3,841,022

U.S. Government Agency Mortgages (11.1%):
Federal National Mortgage Association (6.6%)
35,156	2.50%, 5/1/31, Pool #BC0919	33,715
50,801	2.50%, 8/1/31, Pool #BC2778	48,707
35,890	2.50%, 10/1/31, Pool #AS8010	34,504

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$245,097	2.50%, 1/1/32, Pool #BE3032	$238,143
39,643	2.50%, 9/1/32, Pool #MA3124	38,394
21,302	3.00%, 3/1/33, Pool #BM4614	20,913
350,681	6.00%, 5/1/36, Pool #745512	385,518
131,693	2.00%, 12/1/36, Pool #BU1384	123,297
3,000,000	1.50%, 7/25/37, TBA	2,729,531
9,250,000	2.00%, 7/25/37, TBA	8,642,969
53,871	1.50%, 11/1/40, Pool #MA4175	46,444
507,803	2.00%, 11/1/40, Pool #MA4176	457,207
19,581	2.00%, 12/1/40, Pool #MA4204	17,380
53,731	1.50%, 12/1/40, Pool #MA4202	46,325
13,898	3.50%, 12/1/40, Pool #AH1556	13,718
56,821	1.50%, 1/1/41, Pool #MA4231	48,991
57,842	1.50%, 2/1/41, Pool #MA4266	48,881
20,930	2.00%, 2/1/41, Pool #MA4268	18,595
21,407	2.00%, 3/1/41, Pool #MA4287	19,019
58,914	1.50%, 3/1/41, Pool #MA4286	49,785
21,953	2.00%, 4/1/41, Pool #MA4311	19,503
341,488	2.00%, 5/1/41, Pool #MA4333	303,363
22,565	2.00%, 6/1/41, Pool #MA4364	20,045
23,542	2.00%, 10/1/41, Pool #MA4446	20,940
365,610	2.00%, 2/1/42, Pool #MA4540	326,853
35,805	4.00%, 10/1/43, Pool #BM1167	36,000
258,294	4.50%, 3/1/44, Pool #AV0957	263,244
135,433	4.50%, 7/1/44, Pool #AS3062	137,266
152,978	4.50%, 12/1/44, Pool #AS4176	155,754
124,024	4.00%, 5/1/45, Pool #AZ1207	122,541
129,424	4.00%, 6/1/45, Pool #AY8096	127,880
59,152	4.00%, 6/1/45, Pool #AY8126	58,444
246,863	3.50%, 7/1/45, Pool #AZ0814	238,440
171,711	3.50%, 8/1/45, Pool #AY8424	165,855
24,633	4.00%, 12/1/45, Pool #AS6352	24,338
7,113	4.50%, 1/1/46, Pool #AY3890	7,206
63,517	4.00%, 2/1/46, Pool #BC1578	62,818
4,186	4.50%, 3/1/46, Pool #BC0287	4,375
249,061	4.00%, 4/1/46, Pool #AL8468	248,197
19,883	4.00%, 4/1/46, Pool #AS7024	19,676
23,263	4.50%, 6/1/46, Pool #BD1238	23,706
165,800	4.00%, 6/1/46, Pool #AL9282	163,972
97,920	4.00%, 7/1/46, Pool #BC1443	97,853
26,429	4.00%, 9/1/46, Pool #BD1489	26,134
102,899	4.00%, 9/1/46, Pool #BC2843	102,829
17,567	4.00%, 10/1/46, Pool #BD7599	17,371
56,647	4.50%, 10/1/46, Pool #BE1671	57,414
95,540	4.00%, 10/1/46, Pool #BC4754	95,475
51,253	4.50%, 11/1/46, Pool #BE2386	53,566
4,727	4.50%, 12/1/46, Pool #BC9079	4,939
101,573	4.50%, 12/1/46, Pool #BE4488	106,159
259,665	3.50%, 12/1/46, Pool #BC9077	257,882
30,281	4.50%, 1/1/47, Pool #BE6506	30,872
18,246	4.50%, 1/1/47, Pool #BE7087	18,615
47,783	4.50%, 2/1/47, Pool #BE8498	48,476
361,754	4.00%, 2/1/47, Pool #AL9779	360,835
48,371	4.00%, 5/1/47, Pool #BM1277	48,026
5,339	4.00%, 6/1/47, Pool #BH4269	5,301
19,235	4.50%, 6/1/47, Pool #BH0561	19,495

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$8,653	4.50%, 6/1/47, Pool #BE9387	$8,832
53,275	4.50%, 6/1/47, Pool #BE3663	54,370
45,469	4.50%, 7/1/47, Pool #BE3749	46,398
27,021	4.00%, 7/1/47, Pool #AS9968	26,828
51,501	4.00%, 4/1/48, Pool #BM3700	51,134
19,487	4.50%, 4/1/48, Pool #BJ5454	19,645
6,120	4.50%, 5/1/48, Pool #BJ5507	6,170
270,501	4.50%, 10/1/48, Pool #CA2432	274,739
68,501	4.50%, 10/25/48, Pool #BM4548	70,773
322,267	4.50%, 12/1/48, Pool #CA2797	326,784
181,403	4.50%, 9/1/49, Pool #FM1534	190,039
41,954	3.50%, 11/1/49, Pool #CA4557	40,576
254,990	4.00%, 11/1/49, Pool #CA4628	255,200
9,672	3.00%, 11/1/49, Pool #BO8254	9,046
136,728	3.00%, 1/1/50, Pool #CA5019	127,862
181,841	3.00%, 1/1/50, Pool #MA3905	171,279
181,021	3.00%, 2/1/50, Pool #CA5126	169,338
561,843	4.00%, 3/1/50, Pool #FM3663	559,564
137,065	3.00%, 4/1/50, Pool #MA3991	128,500
92,350	2.00%, 7/1/50, Pool #FM3897	80,961
130,748	2.00%, 7/1/50, Pool #CA6275	114,560
2,769,271	3.50%, 8/1/50, Pool #FM7147	2,711,510
636,696	3.00%, 8/1/50, Pool #FM6118	595,199
360,038	2.50%, 8/1/50, Pool #SD0430	324,950
55,395	3.00%, 9/1/50, Pool #FM4317	51,827
141,262	3.00%, 9/1/50, Pool #CA6998	132,047
165,569	2.50%, 10/1/50, Pool #CA7229	150,600
138,770	2.00%, 10/1/50, Pool #CA7323	120,770
90,724	2.00%, 11/1/50, Pool #C47616	78,830
156,159	3.00%, 12/1/50, Pool #FM7827	146,801
2,208,671	2.00%, 3/1/51, Pool #MA4281	1,919,450
1,108,972	2.50%, 4/1/51, Pool #FM6540	1,011,153
4,325,432	3.00%, 4/1/51, Pool #BR9775	4,045,297
2,143,925	2.00%, 4/1/51, Pool #MA4305	1,863,070
630,506	3.00%, 5/1/51, Pool #CB0531	589,174
1,396,908	3.00%, 6/1/51, Pool #CB0850	1,305,402
45,483	2.00%, 7/1/51, Pool #BQ1010	39,543
513,581	3.00%, 7/1/51, Pool #FM8077	479,862
20,357	2.00%, 7/1/51, Pool #BT1461	17,710
518,009	2.50%, 8/1/51, Pool #CB1384	467,189
2,800,000	5.00%, 8/25/51, TBA	2,850,313
1,100,000	3.00%, 8/25/51, TBA	1,024,719
382,531	2.50%, 9/1/51, Pool #CB1549	345,122
670,440	2.00%, 10/1/51, Pool #CB1801	582,500
503,859	2.00%, 10/1/51, Pool #CB1799	437,804
548,540	2.00%, 11/1/51, Pool #FM9539	476,633
850,533	2.00%, 11/1/51, Pool #FM9568	738,999
1,351,631	2.50%, 11/1/51, Pool #FM9501	1,219,359
1,074,413	2.00%, 12/1/51, Pool #CB2349	933,410
1,655,336	2.50%, 12/1/51, Pool #FM9865	1,493,292
444,910	3.00%, 12/1/51, Pool #BT9503	415,578
362,806	2.50%, 12/1/51, Pool #CB2376	327,225
385,914	2.00%, 12/1/51, Pool #CB2350	335,281
291,229	2.00%, 12/1/51, Pool #CB2348	253,021
292,067	2.00%, 12/1/51, Pool #CB2347	253,743
407,728	2.50%, 12/1/51, Pool #CB2321	368,048

See accompanying notes to the financial statements.

26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$385,830	2.50%, 12/1/51, Pool #CB2320	$348,082
921,391	2.50%, 12/1/51, Pool #CB2289	831,732
704,831	2.00%, 1/1/52, Pool #FS0288	612,280
382,426	3.50%, 1/1/52, Pool #MA4514	368,706
281,123	3.00%, 1/1/52, Pool #CB2662	262,411
1,634,593	2.00%, 1/1/52, Pool #FS0286	1,421,068
1,027,840	2.50%, 2/1/52, Pool #FS0605	927,812
972,854	3.00%, 2/1/52, Pool #FS0631	909,343
1,669,826	2.00%, 2/1/52, Pool #CB2842	1,450,425
468,790	3.50%, 3/1/52, Pool #CB3174	451,892
662,991	2.50%, 3/1/52, Pool #FS1082	604,249
170,702	3.00%, 3/1/52, Pool #MA4564	159,437
671,979	3.00%, 3/1/52, Pool #BV0350	627,617
972,109	3.00%, 5/1/52, Pool #CB3584	908,259
700,484	4.50%, 7/1/52, Pool #CB4064	712,971
2,375,000	4.50%, 7/25/52, TBA	2,385,020
6,200,000	4.00%, 7/25/52, TBA	6,116,688
6,750,000	3.50%, 7/25/52, TBA	6,492,656
2,000,000	3.00%, 7/25/52, TBA	1,865,313
6,700,000	2.50%, 7/25/52, TBA	6,032,094
4,900,000	1.50%, 7/25/52, TBA	4,064,703
3,225,000	2.00%, 7/25/52, TBA	2,799,199
5,000,000	2.50%, 8/25/52, TBA	4,496,094
6,150,000	2.00%, 8/25/52, TBA	5,331,281

		97,981,055

Government National Mortgage Association (2.4%)
18,429	4.00%, 10/20/40, Pool #G24833	18,769
55,655	4.00%, 1/20/41, Pool #4922	56,683
59,009	4.00%, 8/15/41, Pool #430354	59,362
633,099	4.00%, 1/20/42, Pool #5280	644,789
85,495	4.00%, 11/20/42, Pool #MA0535	86,292
206,138	3.00%, 12/20/42, Pool #AA5872	195,791
133,773	3.00%, 3/20/43, Pool #AA6146	133,454
25,693	3.50%, 3/20/43, Pool #AD8884	25,240
58,851	3.00%, 3/20/43, Pool #AD8812	58,085
9,771	3.50%, 4/20/43, Pool #AB9891	9,599
25,973	3.50%, 4/20/43, Pool #AD9075	25,516
54,796	4.00%, 5/20/46, Pool #MA3664	55,274
275,470	3.00%, 12/20/46, Pool #MA4126	263,508
50,287	4.00%, 1/15/47, Pool #AX5857	51,050
37,433	4.00%, 1/15/47, Pool #AX5831	37,783
391,437	3.00%, 1/20/47, Pool #MA4195	370,132
166,090	4.00%, 3/20/47, Pool #MA4322	167,229
28,299	4.00%, 4/20/47, Pool #MA4383	28,493
90,227	4.00%, 4/20/47, Pool #784303	89,710
95,516	4.00%, 4/20/47, Pool #784304	94,969
30,582	4.00%, 5/20/47, Pool #MA4452	30,792
19,856	3.50%, 2/20/48, Pool #MA5019	19,424
15,218	4.00%, 4/20/48, Pool #BG7744	15,321
18,412	4.00%, 4/20/48, Pool #BG3507	18,536
4,033	3.50%, 12/20/49, Pool #BR8987	4,073
7,994	3.50%, 12/20/49, Pool #BR8985	7,776
2,843	3.50%, 12/20/49, Pool #BR8984	2,729
268,156	3.50%, 4/20/50, Pool #MA6600	261,840
1,955,697	3.50%, 11/20/50, Pool #MA6997	1,909,565
581,882	3.00%, 9/20/51, Pool #MA7590	549,943

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$591,529	3.00%, 10/20/51, Pool #MA7650	$559,010
72,501	2.50%, 12/20/51, Pool #MA7767	66,490
3,300,000	3.50%, 7/20/52, TBA	3,205,641
3,000,000	4.00%, 7/20/52, TBA	2,986,875
3,200,000	4.50%, 7/20/52, TBA	3,247,000
9,275,000	2.50%, 7/20/52, TBA	8,495,320
4,550,000	2.00%, 7/20/52, TBA	4,035,281
3,125,000	3.00%, 7/20/52, TBA	2,949,219
6,300,000	2.00%, 8/20/52, TBA	5,583,375

		36,419,938

Federal Home Loan Mortgage Corporation (2.1%)
32,608	2.50%, 6/1/31, Pool #J34501	31,343
22,975	2.50%, 6/1/31, Pool #G18604	22,342
40,234	2.50%, 7/1/31, Pool #V61246	38,654
68,840	2.50%, 8/1/31, Pool #V61273	66,434
178,147	3.50%, 3/1/32, Pool #C91403	174,561
533,758	3.50%, 7/1/32, Pool #C91467	523,010
138,304	2.50%, 12/1/32, Pool #G18669	134,069
31,179	2.50%, 3/1/33, Pool #G18680	29,921
126,812	3.00%, 4/1/33, Pool #G18684	124,242
40,787	3.00%, 5/1/33, Pool #G16550	40,155
105,183	2.50%, 7/1/33, Pool #G16661	101,767
29,426	3.00%, 4/1/34, Pool #G16829	29,083
148,833	3.50%, 10/1/34, Pool #C91793	146,331
408,442	4.00%, 5/1/37, Pool #C91938	408,927
179,332	4.00%, 11/1/40, Pool #A95150	181,783
35,081	1.50%, 12/1/40, Pool #RB5089	30,247
58,047	1.50%, 2/1/41, Pool #RB5099	49,051
58,999	1.50%, 3/1/41, Pool #RB5104	49,858
58,416	1.50%, 4/1/41, Pool #RB5107	49,362
21,817	2.00%, 4/1/41, Pool #RB5108	19,383
22,566	2.00%, 7/1/41, Pool #RB5118	19,788
23,533	2.00%, 10/1/41, Pool #RB5131	20,932
254,337	3.50%, 1/1/44, Pool #G60271	246,661
504,627	3.50%, 1/1/44, Pool #G07922	496,955
65,121	4.00%, 2/1/45, Pool #G07949	66,591
58,407	3.50%, 11/1/45, Pool #Q37467	56,762
14,508	4.00%, 4/1/46, Pool #V82292	14,501
6,109	4.00%, 4/1/46, Pool #Q39975	6,083
113,469	3.50%, 9/1/46, Pool #Q43257	109,997
186,534	3.00%, 12/1/46, Pool #G60989	174,516
8,097	4.50%, 12/1/46, Pool #Q45028	8,468
5,931	4.50%, 1/1/47, Pool #Q45635	6,203
11,931	4.50%, 2/1/47, Pool #Q46222	12,183
9,635	4.50%, 5/1/47, Pool #Q47942	9,838
30,411	4.50%, 5/1/47, Pool #Q48095	31,052
20,573	4.50%, 5/1/47, Pool #Q47935	21,010
37,496	4.50%, 6/1/47, Pool #Q48759	38,291
242,805	4.00%, 6/1/47, Pool #Q48877	242,694
21,041	4.50%, 7/1/47, Pool #Q49393	21,484
93,674	4.50%, 12/1/47, Pool #Q53017	94,836
27,728	4.00%, 2/1/48, Pool #G61343	27,670
11,789	4.00%, 2/1/48, Pool #Q54499	11,783
34,359	4.50%, 4/1/48, Pool #Q55500	34,666
20,572	4.50%, 4/1/48, Pool #Q55724	20,757
48,925	4.50%, 4/1/48, Pool #Q55660	49,375

See accompanying notes to the financial statements.

27

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$40,755	4.50%, 5/1/48, Pool #Q55839	$41,119
108,938	4.00%, 5/1/48, Pool #Q55992	108,881
156,332	4.00%, 6/1/48, Pool #G67713	156,271
47,947	4.00%, 7/1/48, Pool #Q59935	47,869
27,118	4.50%, 10/1/48, Pool #G67716	27,792
157,662	3.00%, 6/1/49, Pool #ZT2090	148,514
737,787	4.50%, 7/1/49, Pool #RA1171	748,900
6,165	3.00%, 10/1/49, Pool #QA3907	5,765
9,147	3.00%, 11/1/49, Pool #QA4483	8,558
25,878	3.00%, 12/1/49, Pool #QA5154	24,210
10,221	3.00%, 12/1/49, Pool #QA5521	9,641
153,306	3.00%, 4/1/50, Pool #QA9049	144,387
353,722	2.00%, 6/1/50, Pool #RA2677	310,267
462,193	2.50%, 11/1/50, Pool #SD7530	417,208
2,338,122	2.50%, 2/1/51, Pool #SD7535	2,128,259
1,361,669	2.00%, 3/1/51, Pool #SD8134	1,183,354
1,376,835	2.00%, 5/1/51, Pool #SD7541	1,197,421
2,261,009	2.50%, 5/1/51, Pool #SD7540	2,041,073
46,757	2.00%, 5/1/51, Pool #QC1514	40,650
369,485	2.50%, 7/1/51, Pool #RA5574	333,284
28,786	2.00%, 7/1/51, Pool #QC4163	25,023
1,037,006	2.50%, 8/1/51, Pool #QC5848	934,598
485,726	3.00%, 9/1/51, Pool #QC6608	453,515
478,212	3.00%, 9/1/51, Pool #QC7496	446,739
1,262,943	2.00%, 10/1/51, Pool #RA5715	1,099,855
493,890	3.00%, 10/1/51, Pool #QC9077	461,300
722,792	2.00%, 10/1/51, Pool #RA6076	627,947
479,010	3.00%, 11/1/51, Pool #QD1240	447,597
1,248,683	2.00%, 11/1/51, Pool #RA6241	1,084,945
433,866	2.00%, 11/1/51, Pool #RA6302	376,901
675,525	2.50%, 12/1/51, Pool #RA6434	609,786
473,159	3.00%, 12/1/51, Pool #QD3200	442,092
485,822	2.00%, 12/1/51, Pool #RA6510	422,089
291,217	2.50%, 12/1/51, Pool #RA6496	262,872
2,217,404	2.50%, 12/1/51, Pool #RA6435	1,999,817
828,725	2.50%, 1/1/52, Pool #RA6622	747,299
416,223	3.00%, 1/1/52, Pool #RA6604	388,799
261,189	3.00%, 1/1/52, Pool #QD5561	243,976
1,078,966	2.00%, 2/1/52, Pool #RA6823	937,639
1,076,457	2.00%, 2/1/52, Pool #RA6824	935,159
721,962	3.50%, 3/1/52, Pool #RA6949	695,289

Principal Amount or Shares		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$748,498	3.50%, 3/1/52, Pool #RA6950	$722,938
1,286,983	3.50%, 3/1/52, Pool #RA6987	1,243,782
2,477,592	3.00%, 3/1/52, Pool #RA6988	2,314,089

		31,141,088

Total U.S. Government Agency Mortgages (Cost $173,831,036)		165,542,081

U.S. Treasury Obligations (21.5%):
U.S. Treasury Bonds (6.4%)
32,428,000	1.75%, 8/15/41	24,812,487
1,605,300	3.00%, 2/15/47	1,509,484
66,722,000	2.00%, 8/15/51	52,022,309
10,106,000	1.88%, 11/15/51	7,648,979
7,300,000	2.25%, 2/15/52	6,059,000
3,500,000	2.88%, 5/15/52	3,332,656

		95,384,915

U.S. Treasury Notes (15.1%)
72,300,000	0.13%, 5/31/23	70,492,500
85,000,000	0.75%, 5/31/26	77,867,969
18,472,000	1.25%, 12/31/26	17,098,145
7,155,200	1.25%, 5/31/28	6,456,450
17,310,000	1.25%, 9/30/28	15,533,020
43,791,000	1.38%, 11/15/31	38,091,328

		225,539,412

Total U.S. Treasury Obligations (Cost $364,707,415)		320,924,327

Short-Term Security Held as Collateral for Securities on Loan (0.6%):
9,269,106	BlackRock Liquidity FedFund, Institutional Class, 0.19%(f)(g)	9,269,106

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $9,269,106)		9,269,106

Unaffiliated Investment Company (1.2%):
Money Markets (1.2%):
18,252,208	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(g)	18,252,208

Total Unaffiliated Investment Company (Cost $18,252,208)		18,252,208

Total Investment Securities (Cost $1,708,037,369) — 104.4%		1,559,005,203
Net other assets (liabilities) — (4.4)%		(66,373,281)

Net Assets — 100.0%		$1,492,631,922

Percentages indicated are based on net assets as of June 30, 2022.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $8,902,249.

See accompanying notes to the financial statements.

28

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2022.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.03% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.03% of the net assets of the fund.

(e)	Defaulted bond.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(g)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	135	$25,579,125	$(211,730)

				$(211,730)

See accompanying notes to the financial statements.

29

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$1,708,037,369

Investment securities, at value(a)	$1,559,005,203
Interest and dividends receivable	7,362,571
Foreign currency, at value (cost $1)	1
Receivable for capital shares issued	71,229
Receivable for investments sold	67,232,974
Receivable for TBA investments sold	3,223,647
Receivable for variation margin on futures contracts	1,373,999
Reclaims receivable	36,173
Prepaid expenses	5,623

Total Assets	1,638,311,420

Liabilities:
Cash overdraft	3,674,391
Payable for investments purchased	11,762,779
Payable for TBA investments purchased	119,262,118
Payable for capital shares redeemed	572,888
Payable for collateral received on loaned securities	9,269,106
Due to Broker for futures contracts collateral	1,098
Manager fees payable	529,875
Administration fees payable	285,218
Distribution fees payable	294,222
Custodian fees payable	2,660
Administrative and compliance services fees payable	771
Transfer agent fees payable	1,088
Trustee fees payable	7,063
Other accrued liabilities	16,221

Total Liabilities	145,679,498

Net Assets	$1,492,631,922

Net Assets Consist of:
Paid in capital	$1,522,318,955
Total distributable earnings	(29,687,033)

Net Assets	$1,492,631,922

Shares of beneficial interest (unlimited number of shares authorized, no par value)	113,260,370
Net Asset Value (offering and redemption price per share)	$13.18

Class 1
Net Assets	$91,064,340
Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,269,169
Net Asset Value (offering and redemption price per share)	$8.87

Class 2
Net Assets	$1,401,567,582
Shares of beneficial interest (unlimited number of shares authorized, no par value)	102,991,202
Net Asset Value (offering and redemption price per share)	$13.61

(a)	Includes securities on loan of $8,902,249.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$12,345,557
Dividends	5,576,883
Income from securities lending	18,269
Foreign withholding tax	(948)

Total Investment Income	17,939,761

Expenses:
Management fees	3,575,065
Administration fees	178,302
Distribution fees	1,952,218
Custodian fees	22,854
Administrative and compliance services fees	10,361
Transfer agent fees	6,147
Trustee fees	40,618
Professional fees	32,593
Shareholder reports	16,436
Other expenses	16,907

Total expenses before reductions	5,851,501
Less expense contractually waived/reimbursed by the Manager	(139,162)

Net expenses	5,712,339

Net Investment Income/(Loss)	12,227,422

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(5,503,774)
Net realized gains/(losses) on futures contracts	(4,705,459)
Net realized gains/(losses) on securities held short	11,737
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(253,548,149)
Change in net unrealized appreciation/depreciation on futures contracts	(193,490)
Change in net unrealized appreciation/depreciation on securities held short	219

Net realized and Change in net unrealized gains/losses on investments	(263,938,916)

Change in Net Assets Resulting From Operations	$(251,711,494)

See accompanying notes to the financial statements.

30

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021^
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,227,422	$15,670,060
Net realized gains/(losses) on investments	(10,197,496)	104,247,562
Change in unrealized appreciation/depreciation on investments	(253,741,420)	19,318,995

Change in net assets resulting from operations	(251,711,494)	139,236,617

Distributions to Shareholders:
Class 1	—	(3,330,348)
Class 2	—	(34,061,423)

Change in net assets resulting from distributions to shareholders	—	(37,391,771)

Capital Transactions:
Class 1
Proceeds from shares issued	1,914	116,811,345
Proceeds from dividends reinvested	—	3,330,348
Value of shares redeemed	(7,241,342)	(9,762,492)

Total Class 1 Shares	(7,239,428)	110,379,201

Class 2
Proceeds from shares issued	2,594,202	1,259,772,914
Proceeds from dividends reinvested	—	34,061,423
Value of shares redeemed	(118,721,404)	(196,875,194)

Total Class 2 Shares	(116,127,202)	1,096,959,143

Change in net assets resulting from capital transactions	(123,366,630)	1,207,338,344

Change in net assets	(375,078,124)	1,309,183,190
Net Assets:
Beginning of period	1,867,710,046	558,526,856

End of period	$1,492,631,922	$1,867,710,046

Share Transactions:
Class 1
Shares issued	204	11,643,238
Dividends reinvested	—	336,739
Shares redeemed	(754,130)	(956,882)

Total Class 1 Shares	(753,926)	11,023,095

Class 2
Shares issued	172,029	82,739,673
Dividends reinvested	—	2,240,883
Shares redeemed	(8,117,091)	(12,725,870)

Total Class 2 Shares	(7,945,062)	72,254,686

Change in shares	(8,698,988)	83,277,781

Amounts shown as “—” are either $0 or rounds to less than $1.

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to the financial statements.

31

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.29		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.07	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.50)		0.52

Total from Investment Activities	(1.42)		0.59

Distributions to Shareholders From:
Net Investment Income	—		(0.08)
Net Realized Gains	—		(0.22)

Total Dividends	—		(0.30)

Net Asset Value, End of Period	$8.87		$10.29

Total Return(b)	(13.80	)%(c)	6.03	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$91,064		$113,445
Net Investment Income/(Loss)(d)	1.71%		1.35%
Expenses Before Reductions(d)(e)	0.47%		0.51%
Expenses Net of Reductions(d)	0.45%		0.46%
Portfolio Turnover Rate(f)	34	%(c)	115%

Class 2

Net Asset Value, Beginning of Period	$15.81		$14.44		$13.45	$12.26	$13.35	$12.43

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.19	(a)	0.26 (a)	0.31 (a)	0.34	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(2.31)		1.48		1.51	1.76	(0.58)	1.09

Total from Investment Activities	(2.20)		1.67		1.77	2.07	(0.24)	1.37

Distributions to Shareholders From:
Net Investment Income	—		(0.08)		(0.35)	(0.33)	(0.32)	—
Net Realized Gains	—		(0.22)		(0.43)	(0.55)	(0.53)	(0.45)

Total Dividends	—		(0.30)		(0.78)	(0.88)	(0.85)	(0.45)

Net Asset Value, End of Period	$13.61		$15.81		$14.44	$13.45	$12.26	$13.35

Total Return(b)	(13.92	)%(c)	11.65%		13.47%	17.27%	(2.02)%	11.12%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,401,568		$1,754,265		$558,527	$559,027	$539,355	$627,375
Net Investment Income/(Loss)(d)	1.45%		1.22%		1.92%	2.35%	2.24%	2.06%
Expenses Before Reductions(d)(e)	0.72%		0.80%		1.03%	1.02%	1.01%	1.00%
Expenses Net of Reductions(d)	0.70%		0.71%		0.71%	0.71%	0.71%	0.71%
Portfolio Turnover Rate(f)	34	%(c)	115%		77%	77%	66%	82%

^	Class 1 activity for the period June 21, 2021 (commencement of operations) to December 31, 2021.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

32

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

33

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,784 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $9,269,106 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be

34

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2022, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $15.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$211,730

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(4,705,459)	$(193,490)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization, FIAM LLC (“FIAM”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with the Manager, FIAM provides investment advisory services as the subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to March 18, 2022, pursuant to a separate sub-subadvisory agreement with FIAM, Geode Capital Management, LLC (“Geode”) acted as sub-subadviser, made investment decisions with respect to certain designated assets of the Fund, and was paid a fee by FIAM, not the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by

35

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	0.43%	0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	0.43%	0.71%

*	The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s net assets and 0.40% of the Fund’s net assets over $20 billion.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2022, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2022	Expires 12/31/2023	Expires 12/31/2024	Expires 12/31/2025	Total

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$328,039	$353,628	$564,106	$139,162	$1,384,935

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

36

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$562,373,457	$250,101	$—	#	$562,623,558
Preferred Stock+	95,600	—	—		95,600
Warrants+	158,583	—	—		158,583
Asset Backed Securities	—	8,991,591	—		8,991,591
Collateralized Mortgage Obligations	—	82,594,181	—		82,594,181
Convertible Bonds+	—	828,514	433,811		1,262,325
Bank Loans	—	971,600	—		971,600
Corporate Bonds+	—	295,556,785	—		295,556,785
Yankee Debt Obligations+	—	88,922,236	—		88,922,236
Municipal Bonds	—	3,841,022	—		3,841,022
U.S. Government Agency Mortgages	—	165,542,081	—		165,542,081
U.S. Treasury Obligations	—	320,924,327	—		320,924,327
Short-Term Security Held as Collateral for Securities on Loan	9,269,106	—	—		9,269,106
Unaffiliated Investment Company	18,252,208	—	—		18,252,208

Total Investment Securities	590,148,954	968,422,438	433,811		1,559,005,203

Other Financial Instruments:*
Futures Contracts	(211,730)	—	—		(211,730)

Total Investments	$589,937,224	$968,422,438	$433,811		$1,558,793,473

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$557,030,705	$649,148,184

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$281,461,116	$299,329,141

37

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2022 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets

Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$26,314	31,702	$168,337	0.01%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	46,000	54,850	265,474	0.02%
Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/22 @ 100	10/30/18	256,808	278,000	—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition,

38

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

9. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

10. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,905,510,267. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$117,633,634
Unrealized (depreciation)	(15,734,154)

Net unrealized appreciation/(depreciation)	$101,899,480

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$14,482,331	$22,909,440	$37,391,771

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

39

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$42,139,842	$77,978,859	$—	$101,905,760	$222,024,461

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, return of capital from underlying investments and other miscellaneous differences.

11. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

40

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

41

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

42

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Fidelity Institutional Asset Management

Total Bond Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 26

Statement of Operations Page 26

Statements of Changes in Net Assets Page 27

Financial Highlights Page 28

Notes to the Financial Statements Page 29

Other Information Page 35

Statement Regarding the Trust’s Liquidity Risk Management Program Page 36

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$886.10	$2.62	0.56%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$885.80	$3.79	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,022.02	$2.81	0.56%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,020.78	$4.06	0.81%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Corporate Bonds	32.8%

U.S. Treasury Obligations	30.1

U.S. Government Agency Mortgages	17.8

Yankee Debt Obligations	10.9

Collateralized Mortgage Obligations	9.8

Asset Backed Securities	2.3

Unaffiliated Investment Company	0.8

Municipal Bonds	0.7

Short-Term Security Held as Collateral for Securities on Loan	0.6

Convertible Bonds	0.3

Common Stocks	0.2

Bank Loans	0.2

Preferred Stock	— †

Warrant	— †

Total Investment Securities	106.5

Net other assets (liabilities)	(6.5)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares, Contracts or Principal Amount		Value
Common Stocks (0.2%):
Diversified Telecommunication Services (0.0%†):
1,287	Frontier Communications Parent, Inc.*	$30,296

Hotels, Restaurants & Leisure (0.0%†):
1,100	Caesars Entertainment, Inc.*	42,130

Media (0.0%†):
2,400	Altice USA, Inc., Class A*	22,200

Oil, Gas & Consumable Fuels (0.2%):
22	Amplify Energy Corp.*	144
2,649	Denbury, Inc.*	158,914
1,400	EQT Corp.	48,160
5,889	Sanchez Energy Corp.*(a)	367,156

		574,374

Semiconductors & Semiconductor Equipment (0.0%†):
698	Micron Technology, Inc.	38,585

Total Common Stocks (Cost $355,578)		707,585

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
600	PG&E Corp., 5.50%, 8/16/23	57,360

Total Preferred Stock (Cost $70,437)		57,360

Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24*	976

Total Warrant (Cost $–)		976

Asset Backed Securities (2.3%):
$580,576	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	529,548
315,540	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	274,925
135,632	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	113,765
160,110	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	70,054
210,940	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	144,940
386,309	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	293,719
228,125	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	153,617
1,256,707	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,042,914
546,059	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	492,642
79,088	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	76,189
451,932	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	391,415
326,248	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	287,803
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	147,578
249,433	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	224,177

Principal Amount		Value
Asset Backed Securities, continued
$182,949	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	$164,093
526,620	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	464,973
548,648	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	522,908
205,380	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	178,691
211,343	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	187,007
328,575	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	292,114
216,458	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(b)	193,033
253,365	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	228,044
363,076	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	311,597
336,491	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	294,549
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	156,338
345,082	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	296,750
507,113	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	434,908
491,959	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	433,861

Total Asset Backed Securities (Cost $9,839,760)		8,402,152

Collateralized Mortgage Obligations (9.8%):
250,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 2.17%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	240,308
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 2.05%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	442,191
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 2.20%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	262,632
254,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 3.18%(TSFR3M+150bps), 7/20/35(b)	247,537
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 2.36%(US0003M+132bps), 10/15/32, Callable 7/15/22 @ 100(b)	383,876
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 2.29%(US0003M+125bps), 4/17/33, Callable 7/17/22 @ 100(b)	243,779
342,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 2.17%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	331,254
408,000	Ares LVIII CLO, Ltd., Class AR, Series 2020-58A, 2.18%(TSFR3M+133bps), 1/15/35, Callable 1/15/24 @ 100(b)	391,134
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 2.11%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	372,501

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	$94,590
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	260,387
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 3.43%(TSFR1M+215bps), 1/15/39(b)	96,115
227,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 2.43%(TSFR1M+115bps), 1/15/39(b)	220,530
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	39,147
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 2.28%(US0003M+122bps), 1/20/32, Callable 7/20/22 @ 100(b)	430,658
250,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 2.19%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	241,300
417,000	Beechwood Park CLO, Ltd., Class A1R, Series 2019-1A, 2.15%(TSFR3M+130bps), 1/17/35, Callable 1/17/24 @ 100(b)	402,330
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	48,504
331,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 2.17%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	318,746
201,000	BFLD Trust, Class A, Series 2020-OBRK, 3.37%(US0001M+205bps), 11/15/22(b)	194,043
197,000	BPR Trust, Class B, Series 2022-OANA, 3.73%(TSFR1M+245bps), 4/15/37(b)	195,419
743,000	BPR Trust, Class A, Series 2022-OANA, 3.18%(TSFR1M+190bps), 4/15/37(b)	726,968
459,301	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.03%(US0003M+99bps), 4/15/29, Callable 7/15/22 @ 100(b)	452,145
119,000	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.95%(US0001M+263bps), 9/15/37(b)	99,118
190,400	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 2.40%(US0001M+108bps), 10/15/36(b)	185,648
238,850	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 2.57%(US0001M+125bps), 10/15/36(b)	231,708
339,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 2.77%(US0001M+145bps), 10/15/36(b)	328,155
161,552	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 2.90%(TSFR1M+156bps), 2/15/39(b)	151,933
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.92%(US0001M+160bps), 4/15/34(b)	168,464
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 2.62%(US0001M+130bps), 4/15/34(b)	255,279

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$161,552	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 2.65%(TSFR1M+131bps), 2/15/39(b)	$153,802
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 2.32%(US0001M+100bps), 4/15/34(b)	389,923
536,016	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 2.35%(TSFR1M+101bps), 2/15/39(b)	512,078
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 3.22%(US0001M+190bps), 4/15/34(b)	175,761
476,000	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 3.12%(US0001M+180bps), 10/15/36(b)	459,307
161,552	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 3.29%(TSFR1M+196bps), 2/15/39(b)	152,560
302,000	BX Mortgage Trust, Class E, Series 2021-PAC, 3.27%(US0001M+195bps), 10/15/36(b)	281,165
100,000	BX Mortgage Trust, Class B, Series 2021-PAC, 2.22%(US0001M+90bps), 10/15/36(b)	94,507
447,000	BX Mortgage Trust, Class A, Series 2021-PAC, 2.01%(US0001M+69bps), 10/15/36(b)	424,816
100,000	BX Mortgage Trust, Class D, Series 2021-PAC, 2.62%(US0001M+130bps), 10/15/36(b)	92,446
100,000	BX Mortgage Trust, Class C, Series 2021-PAC, 2.42%(US0001M+110bps), 10/15/36(b)	93,383
400,000	BX Trust, Class A, Series 2022-IND A, 2.82%(TSFR1M+149bps), 4/15/37(b)	389,172
46,000	BX Trust, Class C, Series 2022-IND, 3.62%(TSFR1M+229bps), 4/15/37(b)	44,015
204,000	BX Trust, Class B, Series 2022-IND, 3.27%(TSFR1M+194bps), 4/15/37(b)	197,239
39,000	BX Trust, Class D, Series 2022-IND, 4.17%(TSFR1M+284bps), 4/15/37(b)	37,239
220,582	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 7/25/22 @ 100(b)(c)	216,269
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 2.11%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	321,398
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A, 2.16%(US0003M+110bps), 10/20/32, Callable 10/20/22 @ 100(b)	256,178
250,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 2.31%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	240,523
387,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022-15A, 2.03%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	370,299
122,078	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 2.82%(US0001M+150bps), 6/15/34(b)	118,835
622,301	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 2.44%(US0001M+112bps), 6/15/34(b)	607,890
137,958	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 3.07%(US0001M+175bps), 6/15/34(b)	132,900

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$75,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 4.38%(US0001M+305bps), 8/15/36(b)	$72,999
27,797	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 3.62%(US0001M+230bps), 8/15/36(b)	27,180
328,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020-29A, 2.23%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	315,235
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 2.37%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	564,768
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 2.26%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	423,918
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	82,400
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 2.55%(US0001M+123bps), 5/15/36(b)	200,133
116,481	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	107,929
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	304,810
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	97,828
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	119,747
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 3.57%(US0001M+225bps), 12/15/30(b)	1,378,187
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	97,305
250,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 2.21%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	241,364
382,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 2.26%(US0003M+122bps), 1/18/32, Callable 7/18/22 @ 100(b)	373,711
296,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 2.19%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	285,169
250,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 2.61%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	240,555
250,000	Dryden 98 CLO, Ltd., Class A, Series 2022-98A, 2.20%(TSFR3M+130bps), 4/20/35, Callable 4/20/24 @ 100(b)	240,251
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.22%(US0003M+118bps), 4/17/33, Callable 7/17/22 @ 100(b)	291,442
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 2.29%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	243,319
378,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 2.19%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	365,570
612,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 2.03%(US0001M+70bps), 11/15/36(b)	584,454
99,388	Extended Stay America Trust, Class C, Series 2021-ESH, 3.03%(US0001M+170bps), 7/15/38(b)	96,152
213,685	Extended Stay America Trust, Class A, Series 2021-ESH, 2.41%(US0001M+108bps), 7/15/38(b)	208,317
121,254	Extended Stay America Trust, Class B, Series 2021-ESH, 2.71%(US0001M+138bps), 7/15/38(b)	117,609

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$134,174	Extended Stay America Trust, Class D, Series 2021-ESH, 3.58%(US0001M+225bps), 7/15/38(b)	$129,463
250,000	Flatiron CLO 19, Ltd., Class AR, Series 2019-1A, 2.49%(US0003M+108bps), 11/16/34, Callable 11/16/22 @ 100(b)	242,183
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 2.78%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	418,049
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 2.15%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	241,050
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 2.47%(US0001M+115bps), 10/15/36(b)	96,518
264,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 2.27%(US0001M+95bps), 10/15/36(b)	254,332
250,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 2.27%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	240,117
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	131,000
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	93,905
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	62,029
506,000	KKR CLO 41, Ltd., Class A1, Series 2022-41A, 2.02%(TSFR3M+133bps), 4/15/35, Callable 4/15/24 @ 100(b)	485,632
388,273	Life Mortgage Trust, Class A, Series 2021-BMR, 2.02%(US0001M+70bps), 3/15/38(b)	372,230
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 2.20%(US0001M+88bps), 3/15/38(b)	93,614
580,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 2.57%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(b)	565,460
173,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 3.82%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(b)	165,205
194,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 3.37%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(b)	187,192
347,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 3.07%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(b)	336,561
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 2.42%(US0001M+110bps), 3/15/38(b)	93,368
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 3.07%(US0001M+175bps), 3/15/38(b)	91,648
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 2.72%(US0001M+140bps), 3/15/38(b)	92,903
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 2.25%(US0003M+121bps), 1/15/32, Callable 7/15/22 @ 100(b)	243,935
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 2.18%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	446,220

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$369,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 2.24%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	$353,750
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 2.16%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	242,288
274,335	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 2.06%(US0003M+92bps), 1/22/28, Callable 7/22/22 @ 100(b)	270,319
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 2.08%(US0003M+102bps), 4/20/34, Callable 7/20/22 @ 100(b)	313,403
271,000	Magnetite XXIII, Ltd., Class AR, Series 2019-23A, 2.31%(US0003M+113bps), 1/25/35, Callable 1/25/24 @ 100(b)	260,848
400,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 2.03%(US0003M+99bps), 1/15/34, Callable 7/15/22 @ 100(b)	389,750
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 2.20%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	241,140
400,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 2.31%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	386,140
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.13%(US0003M+107bps), 10/20/30, Callable 7/20/22 @ 100(b)	455,216
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	78,624
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	197,772
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	83,283
731,260	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 2.82%(US0001M+150bps), 6/15/35(b)	719,665
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	560,355
303,344	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 2.57%(US0001M+125bps), 6/15/35(b)	304,084
250,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 2.19%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	242,107
24,835	Prima Capital CRE Securitization, Class A, Series 2021-9A, 3.05%(US0001M+145bps), 12/15/37(b)	24,835
470,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 2.18%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	455,885
420,000	RR 7, Ltd., Class A1AB, Series 2019-7A, 1.52%(TSFR3M+134bps), 1/15/37, Callable 7/15/22 @ 100(b)	404,675
53,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 3.93%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	51,791

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$103,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 3.28%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	$100,616
410,000	SREIT Trust, Class A, Series 2021-MFP, 2.05%(US0001M+73bps), 11/15/38(b)	388,961
235,000	SREIT Trust, Class B, Series 2021-MFP, 2.40%(US0001M+108bps), 11/15/38(b)	221,443
146,000	SREIT Trust, Class C, Series 2021-MFP, 2.65%(US0001M+133bps), 11/15/38(b)	136,911
100,000	SREIT Trust, Class D, Series 2021-MFP, 2.90%(US0001M+158bps), 11/15/38(b)	93,502
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 2.14%(US0003M+108bps), 4/20/33, Callable 7/20/22 @ 100(b)	338,551
434,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022-32A, 1.63%(TSFR3M+132bps), 4/23/35(b)	414,965
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	305,076
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	16,225
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 2.33%(US0003M+127bps), 7/20/32, Callable 7/20/22 @ 100(b)	504,508
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 2.20%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	241,897
444,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 2.21%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	428,076
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 2.19%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	241,549
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	233,347
261,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 2.52%(US0001M+120bps), 5/15/31(b)	251,018

Total Collateralized Mortgage Obligations (Cost $37,250,033)		35,933,645

Convertible Bonds (0.3%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	38,270

Hotels, Restaurants & Leisure (0.0%†):
38,000	Booking Holdings, Inc., 0.75%, 5/1/25^	45,282
40,000	Vail Resorts, Inc., 3.77%, 1/1/26	35,135

		80,417

Leisure Products (0.0%†):
28,000	Callaway Golf Co., 2.75%, 5/1/26	38,131

Media (0.1%):
85,000	DISH Network Corp., 2.38%, 3/15/24	75,276
209,000	DISH Network Corp., 3.38%, 8/15/26	140,486

		215,762

Oil, Gas & Consumable Fuels (0.2%):
79,890	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	386,668
46,865	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)	248,853

		635,521

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Convertible Bonds, continued
Professional Services (0.0%†):
$23,000	FTI Consulting, Inc., 2.00%, 8/15/23	$41,130
33,000	KBR, Inc., 2.50%, 11/1/23	63,432

		104,562

Semiconductors & Semiconductor Equipment (0.0%†):
13,000	ON Semiconductor Corp., 1.63%, 10/15/23	31,954

Total Convertible Bonds (Cost $634,098)		1,144,617

Bank Loans (0.2%):
Chemicals (0.0%†):
24,813	Consolidated Energy Term Incr B 1Ln, 0.04% (LIBOR+350bps)	23,572
9,975	Diversey Term B 1Ln, 0.03% (LIBOR+300bps), 9/29/28	9,189

		32,761

Construction & Engineering (0.0%†):
50,000	Convergint Tech Term 2Ln, 0.07% (LIBOR+675bps), 3/31/29	48,000
9,925	Convergint Tech Term B 1Ln, 0.04% (LIBOR+350bps), 3/31/28	9,252

		57,252

Diversified Consumer Services (0.1%):
5,000	Ascend Learning Term 2Ln, 0.06% (LIBOR+575bps), 11/18/29	4,575
74,813	Ascend Learning Term Ln, 0.04% (LIBOR+350bps), 11/17/28	68,921

		73,496

Hotels, Restaurants & Leisure (0.1%):
109,725	City Football Group Term B 1Ln, 0.04% (LIBOR+350bps), 7/9/28, Callable 8/5/22 @ 100	100,398
75,664	Diamond Sports Broadcasting Term B 1Ln, 0.03% (LIBOR+325bps), 8/24/26, Callable 8/5/22 @ 100	17,403
170,013	Golden Entertainment Term B 1Ln, 0.03% (LIBOR+300bps), 10/20/24, Callable 8/5/22 @ 100	165,285

		283,086

Industrial Products (0.0%†):
50,000	Brookfield Wec Holdings, Inc., 0.04%, 8/1/25	47,965

Media (0.0%†):
52,062	Sinclair Broadcasting, 0.08%, 5/25/26	51,715

Software (0.0%†):
6,771	Ion Analytics Term 1Ln, 0.04% (LIBOR+400bps), 2/4/28	6,365

Software & Tech Services (0.0%†):
47,029	athenahealth, 0.04%, 2/15/29	43,179
7,971	athenahealth, 0.04%, 2/15/29	7,318

		50,497

Total Bank Loans (Cost $655,100)		603,137

Corporate Bonds (32.8%):
Aerospace & Defense (0.6%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	210,977
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	205,316
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	188,405

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	$184,710
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	195,862
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	110,000
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	149,812
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	4,637
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	56,063
60,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 8/8/22 @ 103.44	56,100
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/8/22 @ 101.59	56,400
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 8/8/22 @ 103.75	51,975
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	516,213
115,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	93,150

		2,079,620

Air Freight & Logistics (0.0%†):
100,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(b)	91,000
93,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 8/8/22 @ 103.13(b)	92,303

		183,303

Auto Components (0.0%†):
55,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	41,250

Automobiles (0.4%):
199,000	Magallanes, Inc., 3.43%, 3/15/24(b)	195,508
109,000	Magallanes, Inc., 3.64%, 3/15/25(b)	105,742
213,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	199,801
74,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	67,782
310,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	277,000
155,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	131,991
234,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	197,693
55,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63^(b)	43,175
105,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	69,300
75,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	59,063
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	306,611

		1,653,666

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks (3.0%):
$656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	$658,575
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	603,707
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	127,361
930,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	753,274
100,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	99,750
245,000	CIT Group, Inc., 6.13%, 3/9/28	254,800
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,091,786
393,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	386,657
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,620,193
471,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	464,892
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	160,691
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,986,620
267,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	231,229
296,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	282,651
449,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	426,003
938,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	919,742

		11,067,931

Beverages (0.6%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	469,936
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	197,818
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	450,795
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	459,526
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	548,333
150,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	106,500

		2,232,908

Biotechnology (0.0%†):
245,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	174,256

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	234,919
55,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	41,800
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	12,768

		289,487

Capital Markets (2.5%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	283,649
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	569,655

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	$690,115
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	692,800
843,000	Blackstone Private Credit Fund, 4.70%, 3/24/25(b)	811,987
140,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	87,500
305,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	169,275
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,058,561
510,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	413,239
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	215,962
70,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	60,200
25,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	19,125
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	20,250
2,124,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	2,117,624
632,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	582,153
170,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(b)	144,500
70,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63(b)	57,750
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	35,775
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/8/22 @ 108.06(b)	179,408
200,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	156,000
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	443,405
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	487,715
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	15,150
50,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 8/8/22 @ 105.31(b)	17,250
80,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	48,800

		9,377,848

Chemicals (0.3%):
16,000	CF Industries, Inc., 4.95%, 6/1/43	14,400
170,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	151,088
355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	300,862
25,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(b)	19,937
115,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	101,775

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	$106,719
60,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	45,300
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	28,875
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	107,325
80,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	69,605
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	41,250

		987,136

Commercial Services & Supplies (0.2%):
55,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	44,825
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	150,150
255,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	248,944
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	29,313
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44^(b)	27,606
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	52,850
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	98,100

		651,788

Communications Equipment (0.1%):
170,000	CommScope, Inc., 6.00%, 3/1/26, Callable 8/8/22 @ 103(b)	157,250
90,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56(b)	68,400
90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	72,450
115,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	97,750

		395,850

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	33,800
455,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/8/22 @ 102.13(b)	341,250
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	91,350
80,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	62,200
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(b)	30,275
350,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	280,875

		839,750

Principal Amount		Value
Corporate Bonds, continued
Consumer Discretionary Products (0.0%†):
$125,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	$106,563

Consumer Discretionary Services (0.0%†):
70,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	53,550
115,000	RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable 12/15/22 @ 102.63(b)	99,475

		153,025

Consumer Finance (2.5%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	572,103
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	125,726
148,000	Ally Financial, Inc., 5.13%, 9/30/24	150,219
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	337,367
200,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	161,306
462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	458,170
237,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	224,095
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	792,611
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	598,294
303,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	268,250
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	246,259
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	377,411
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	341,295
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	95,949
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	172,532
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	501,569
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,412,228
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	76,970
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	215,423
175,000	OneMain Finance Corp., 6.88%, 3/15/25	165,375
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	87,450
100,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	76,500
170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	125,163

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	$379,370
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	571,619
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	607,176

		9,140,430

Consumer Staple Products (0.2%):
190,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(b)	184,537
395,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(b)	388,702

		573,239

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(b)	4,231
85,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	68,319
30,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	25,463

		98,013

Diversified Consumer Services (0.1%):
89,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	79,432
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	26,040
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	130,954

		236,426

Diversified Financial Services (0.3%):
85,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	66,512
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	59,128
144,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100	142,960
182,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100	176,268
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	15,400
55,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	46,200
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	495,516
70,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	60,725
65,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(b)	55,575
55,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(b)	44,963

		1,163,247

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.7%):
$215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	$209,427
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	88,354
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	494,918
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	273,137
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	117,188
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	302,400
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	8,762
80,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(b)	73,500
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	31,950
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	21,675
60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	53,850
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	55,494
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	56,875
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	6,348
70,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103(b)	54,075
85,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	66,725
323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	285,930
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	256,436
250,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88(b)	200,625
85,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 8/8/22 @ 100(b)	70,337

		2,728,006

Electric Utilities (0.9%):
321,000	Alabama Power Co., 3.05%, 3/15/32, Callable 12/15/31 @ 100^	292,941
326,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	286,880
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	17,300
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(b)	57,925
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	226,446
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	63,887

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$249,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	$205,198
71,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100(b)	66,558
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	105,076
86,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100(b)	77,200
64,000	Exelon Corp., 4.10%, 3/15/52, Callable 9/15/51 @ 100(b)	55,114
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	88,250
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	208,363
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	27,695
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	128,100
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	24,150
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	43,038
112,899	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	110,641
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	248,058
575,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	491,625
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63^	114,975
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	235,950

		3,175,370

Electrical Equipment (0.1%):
85,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	68,638
105,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	88,987
140,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	113,400

		271,025

Electronic Equipment, Instruments & Components (0.1%):
255,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	222,806

Entertainment (0.0%†):
140,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	113,400

Equity Real Estate Investment Trusts (3.2%):
150,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	131,881
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	449,669
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	400,367
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	499,772

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	$487,300
98,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	88,722
66,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	53,842
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	34,825
65,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	54,600
55,000	GEO Group, Inc. (The), 5.88%, 10/15/24, Callable 8/8/22 @ 100.98	49,363
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	142,282
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	97,227
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	84,667
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	592,081
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	134,309
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	169,569
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	126,542
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	278,043
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,844,070
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	373,596
194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	157,730
78,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	60,479
35,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	34,922
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	68,322
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	101,325
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	20,530
498,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	396,876
458,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	443,805
146,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	135,072
111,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	99,249
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	47,694
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	44,412

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	$41,100
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	83,437
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	144,246
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	92,164
87,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	74,317
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	187,417
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	362,917
237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	186,430
95,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 8/8/22 @ 102	77,425
300,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 8/8/22 @ 103.94(b)	289,500
160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b)	111,600
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	189,652
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	500,293
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	617,811
38,000	VICI Properties LP, 4.38%, 5/15/25	37,193
40,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	37,600
103,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	92,054
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 8/8/22 @ 100	67,024
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	807,913
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	94,364

		11,797,600

Financial Services (0.1%):
30,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	28,200
60,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	45,000
175,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	131,250
30,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	26,700

		231,150

Food & Staples Retailing (0.3%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	31,238

Principal Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$80,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	$64,400
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	204,600
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 8/8/22 @ 103.44(b)	164,175
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(b)	115,312
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	25,050
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	150,050
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	243,383
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	60,531
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	78,413
25,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	21,250

		1,158,402

Food Products (0.5%):
170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	125,162
555,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	483,121
50,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	40,375
89,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	89,556
300,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	283,500
550,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	422,125
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	112,725
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	52,181
165,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	135,300
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	77,188

		1,821,233

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	119,700

Health Care Providers & Services (1.7%):
65,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	48,669
15,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13^(b)	12,150

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$405,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	$376,650
600,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	501,000
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	913,587
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	303,750
245,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	194,469
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	84,625
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	82,500
240,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(b)	146,400
130,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(b)	98,800
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	51,800
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	521,291
315,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 8/8/22 @ 104(b)	285,075
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	111,302
260,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	246,320
310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	240,250
235,000	HCA, Inc., 5.38%, 2/1/25	233,825
217,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	212,660
145,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	145,000
410,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	350,038
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	21,812
128,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	121,356
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	51,300
75,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	63,187
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25^(b)	32,600
160,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(b)	119,200
105,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 8/8/22 @ 100(b)	95,944
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 8/8/22 @ 103.13(b)	198,337
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	166,969
110,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(b)	92,950
65,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(b)	54,925

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	$172,476

		6,351,217

Hotels, Restaurants & Leisure (0.7%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	20,938
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38^	158,156
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(b)	50,375
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	129,350
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91^(b)	170,500
100,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25(b)	82,250
55,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	40,081
100,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 8/8/22 @ 103.81(b)	99,000
55,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	44,481
30,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	24,600
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	62,825
55,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	45,650
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100^	119,924
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	237,500
285,000	NCL Corp., Ltd., 3.63%, 12/15/24, Callable 7/18/22 @ 101.81(b)	239,400
75,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	64,113
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	18,188
30,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(b)	31,500
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(b)	34,650
117,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 7/18/22 @ 108.63(b)	120,218
140,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100^(b)	103,250
50,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	35,875
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	168,000
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 7/22/22 @ 109.75(b)	102,250
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	91,500
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	127,875

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	$118,800

		2,541,249

Household Durables (0.2%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	21,900
35,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	25,462
65,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	50,862
150,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	95,063
15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	12,863
40,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	33,150
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	18,281
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	171,600
60,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	45,000
120,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	93,150

		567,331

Household Products (0.0%†):
80,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	64,400

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	500,075
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	426,991
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	40,500
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	43,750
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	35,000
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	36,200

		1,082,516

Industrial Conglomerates (0.2%):
205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 8/8/22 @ 103.13	190,650
510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	451,350

		642,000

Industrial Services (0.1%):
210,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	174,300
85,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	76,500

		250,800

Principal Amount		Value
Corporate Bonds, continued
Insurance (1.2%):
$175,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13(b)	$141,750
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	860,944
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	28,700
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	43,862
30,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	23,400
98,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	95,414
334,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	314,184
137,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	126,893
163,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	147,286
37,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	31,559
110,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	92,677
686,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	595,105
55,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/18/22 @ 101.75(b)	51,562
50,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	41,500
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	40,118
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	137,893
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	635,284
85,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	73,844
463,000	Unum Group, 3.88%, 11/5/25	456,443
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	331,863
260,000	USI, Inc., 6.88%, 5/1/25, Callable 8/8/22 @ 100(b)	249,925

		4,520,206

Interactive Media & Services (0.1%):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	66,938
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	33,500
205,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(b)	160,925

		261,363

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	32,300
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	12,075
175,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	151,375
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	17,550

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	$206,938
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	90,750
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	55,331
55,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(b)	48,675
55,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100^(b)	44,000
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	42,063
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94^	41,062

		742,119

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	304,393
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	4,862

		309,255

Life Sciences Tools & Services (0.1%):
195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	178,425
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	17,975
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	38,981

		235,381

Machinery (0.1%):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	64,800
75,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	60,000
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	33,100
335,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	253,763
60,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	52,200

		463,863

Media (1.8%):
20,000	ABG Intermediate Holdings 2 LLC, 5.00%, 12/21/28, Callable 8/5/22 @ 100	18,650
275,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(b)	234,781
100,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(b)	52,250
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	28,000
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	24,600
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	19,375

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(b)	$96,600
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	336,738
95,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	79,088
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	124,775
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	82,687
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	296,720
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	283,565
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	283,603
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	320,100
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	99,450
280,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(b)	68,600
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	191,116
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	461,561
230,000	DISH DBS Corp., 7.75%, 7/1/26	179,975
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	103,061
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	146,441
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	143,409
65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	51,025
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	141,075
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	154,000
45,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(b)	39,712
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/8/22 @ 102.5(b)	97,125
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	41,175
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	33,500
85,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	68,000
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	134,400
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	64,000
103,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	90,223
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	361,043

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	$437,859
1,100,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,100,445
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	51,975
65,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	54,437

		6,595,139

Metals & Mining (0.2%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	62,650
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	236,844
30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	23,953
20,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	15,850
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	62,038
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44(b)	61,600
25,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	21,375
25,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	21,125
185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	153,550
55,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	42,212

		701,197

Mortgage Real Estate Investment Trusts (0.0%†):
55,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	42,350
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	59,394

		101,744

Multi-Utilities (0.2%):
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	192,278
292,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	269,935
110,000	Sempra Energy, 6.00%, 10/15/39	116,085

		578,298

Oil & Gas (0.0%†):
45,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(b)	42,300
50,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(b)	47,472

		89,772

Oil, Gas & Consumable Fuels (4.4%):
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	46,406
25,000	Apache Corp., 7.38%, 8/15/47	24,646
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	59,587

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$55,000	Cheniere Energy Partners LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63(b)	$43,175
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	372,777
145,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	133,762
25,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	20,562
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	27,900
30,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	26,287
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	71,600
40,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	34,400
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	188,175
167,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/8/22 @ 101.44^	156,145
305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	266,112
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 7/22/22 @ 102.63(b)	210,450
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	22,375
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	161,166
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	102,113
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	153,000
750,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	624,375
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	148,000
35,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	31,675
43,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	43,107
55,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	46,475
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	122,752
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(b)	30,075
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	103,950
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	345,188
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	165,747
427,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	364,018

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	$80,494
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	102,871
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	145,303
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	111,550
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	103,129
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	183,056
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	119,698
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	123,187
105,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(b)	100,800
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	74,400
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	56,700
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	107,238
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	43,537
311,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	302,059
109,000	Hess Corp., 7.30%, 8/15/31	121,399
78,000	Hess Corp., 7.13%, 3/15/33	85,995
847,000	Hess Corp., 5.60%, 2/15/41	826,884
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	301,622
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/8/22 @ 102.81(b)	180,975
35,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	29,575
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	150,143
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	65,595
55,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	43,725
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	172,430
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	243,513
70,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	65,625
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	140,062
135,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	121,500
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	602,910
120,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	106,800
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	97,325
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,128,143
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	27,438
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	433,078
40,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	32,600

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	$39,500
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	756,500
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	97,200
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	127,875
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	64,800
95,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	76,000
235,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 7/11/22 @ 104.63(b)	246,162
120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	100,800
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/8/22 @ 102.88	32,550
30,000	Phillips 66, 3.70%, 4/6/23	29,930
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	38,814
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	107,871
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	106,700
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	472,664
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/22 @ 100(a)(d)(e)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/8/22 @ 100.94	18,900
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 8/8/22 @ 103.38	71,250
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100^(b)	302,221
55,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	46,613
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 8/8/22 @ 103	4,750
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	87,162
165,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	136,950
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	112,050
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	28,313
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	168,350
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	59,675
62,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	58,900
205,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	193,725

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	$819,000
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	92,415
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	179,375
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	243,810
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	428,166

		16,126,350

Paper & Forest Products (0.0%†):
45,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	31,275
70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	59,850

		91,125

Personal Products (0.0%†):
55,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	51,700

Pharmaceuticals (0.4%):
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	78,000
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	139,612
50,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(b)	41,000
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	279,379
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	110,490
45,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	40,050
40,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	35,100
215,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b)	188,125
60,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	54,621
305,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	247,904
133,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	96,278

		1,310,559

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	51,600
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	115,469

		167,069

Real Estate (0.3%):
225,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	204,279
115,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(b)	84,813
297,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	282,892

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$441,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	$413,989
40,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	38,050

		1,024,023

Real Estate Management & Development (0.2%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	246,281
85,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	67,044
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	53,462
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	243,375

		610,162

Retail & Whsle — Discretionary (0.0%†):
15,000	MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	12,075

Road & Rail (0.0%†):
60,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	49,050

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	78,359
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	723,782
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	613,649
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	482,474
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	221,580
135,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(b)	112,387
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	66,187

		2,298,418

Software (0.5%):
55,000	Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	44,825
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 8/8/22 @ 103.56(b)	57,000
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	34,825
40,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	33,450
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(b)	32,500
30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	24,975
70,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 12/15/22 @ 102(b)	61,950
125,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	100,000
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	314,770

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	$478,975
690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	569,415

		1,752,685

Specialty Retail (0.6%):
35,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	28,700
40,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	32,700
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	44,374
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	71,239
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	317,038
55,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	34,788
55,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(b)	44,550
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	22,650
55,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	38,363
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	187,000
33,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	31,726
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	237,685
101,000	Lowe’s Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100^	93,873
410,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	356,884
464,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	397,961
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	71,506
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)	20,175
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19^(b)	15,550
40,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	30,100

		2,076,862

Technology Hardware, Storage & Peripherals (0.2%):
106,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	107,177
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	83,620
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	133,648
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	155,210

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	$133,654

		613,309

Telecommunications (0.0%†):
130,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(b)	124,150
60,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(b)	60,450

		184,600

Textiles, Apparel & Luxury Goods (0.0%†):
60,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	42,000
20,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	15,800
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(b)	56,875
105,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	84,263

		198,938

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	334,719
302,000	Altria Group, Inc., 4.50%, 5/2/43	229,130
262,000	Altria Group, Inc., 5.38%, 1/31/44	228,739
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	95,831
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	168,190
600,000	Reynolds American, Inc., 7.25%, 6/15/37	630,628
70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	62,475

		1,749,712

Trading Companies & Distributors (0.3%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	463,044
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	369,816
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	29,200
45,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	39,375
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	19,625
$40,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	31,400

		952,460

Wireless Telecommunication Services (0.6%):
445,000	Sprint Capital Corp., 8.75%, 3/15/32	534,556
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	315,000
380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	365,949
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	62,888
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	61,442

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$630,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	$589,693
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	73,205
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	143,178

		2,145,911

Total Corporate Bonds (Cost $132,997,212)		120,597,286

Yankee Debt Obligations (10.9%):
Aerospace & Defense (0.1%):
57,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 8/8/22 @ 101.25(b)	51,514
280,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	228,900
170,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	126,650

		407,064

Airlines (0.0%†):
100,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(b)	88,250
95,000	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	75,881

		164,131

Banks (3.2%):
874,000	Barclays plc, 4.38%, 1/12/26	862,720
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	475,217
580,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	552,341
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	178,772
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	783,419
205,000	HSBC Holdings plc, 4.25%, 3/14/24	204,238
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	192,324
1,432,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,352,660
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	3,830,212
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	838,710
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	352,988
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	259,458
980,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(b)	917,284
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	453,074
289,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	265,408

		11,518,825

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	173,500

Capital Markets (2.0%):
1,175,000	Credit Suisse Group AG, 3.80%, 6/9/23	1,167,740

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets, continued
$788,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	$741,178
602,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	535,289
1,000,000	Credit Suisse Group Funding Guernsey, Ltd., 3.80%, 9/15/22	999,793
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	699,196
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,282,132
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,392,802
314,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	274,381

		7,092,511

Chemicals (0.0%†):
130,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 7/18/22 @ 103.25(b)	120,900
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	173,063
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	80,038
55,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	46,269

		420,270

Consumer Discretionary Services (0.0%†):
55,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	47,437

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(b)	20,563
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	239,700

		260,263

Diversified Consumer Services (0.1%):
48,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	39,000
225,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 8/8/22 @ 103.56(b)	211,500

		250,500

Diversified Financial Services (1.0%):
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	160,500
610,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 102.88(b)	489,525
725,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	652,500
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	2,028,915
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	245,144

		3,576,584

Diversified Telecommunication Services (0.1%):
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(b)	191,025

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services, continued
$185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	$140,137
80,000	Telecom Italia SpA, 6.00%, 9/30/34	60,400

		391,562

Energy Equipment & Services (0.0%†):
150,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 8/8/22 @ 105.16(b)	133,875

Hotels, Restaurants & Leisure (0.0%†):
55,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 8/8/22 @ 102.88^(b)	55,275
210,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	170,100
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	48,375
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69^(b)	40,625

		314,375

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	437,923
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	189,000

		626,923

Marine (0.0%†):
85,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(b)	67,362

Materials (0.2%):
55,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	44,894
220,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(b)	188,375
225,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b)	190,125

		423,394

Media (0.1%):
255,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(b)	211,650
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	94,200

		305,850

Metals & Mining (0.0%†):
200,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	160,000
170,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/18/22 @ 103.44(b)	155,550
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	49,225
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,444
105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 8/8/22 @ 109(b)	102,506
75,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(b)	72,750

		544,475

Principal Amount		Value
Yankee Debt Obligations, continued
Multi-Utilities (0.1%):
$525,000	InterGen NV, 7.00%, 6/30/23, Callable 8/8/22 @ 100(b)	$507,938

Oil, Gas & Consumable Fuels (1.4%):
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	607,394
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/18/22 @ 101.69(b)	108,244
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 8/8/22 @ 104.25(b)	198,850
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	223,634
235,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	235,000
1,385,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,087,183
120,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	87,670
295,000	Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100	224,296
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,692,816
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	311,413
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	65,450

		4,841,950

Pharmaceuticals (0.0%†):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/8/22 @ 101.38(b)	100,912

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	84,550
115,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	98,900

		183,450

Sovereign Bond (1.2%):
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	316,780
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/8/22 @ 100	12,698
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 8/8/22 @ 100	117,522
941,242	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 8/8/22 @ 100	201,190
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	397,048
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,330,560
250,000	Dominican Republic, 6.00%, 7/19/28(b)	230,937
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	516,038
470,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	450,068
230,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	216,605
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	184,599

		3,974,045

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Telecommunications (0.0%†):
$110,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	$90,807

Trading Companies & Distributors (0.6%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	410,044
637,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	588,393
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	221,996
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	240,469
209,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	182,097
219,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	184,587
234,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	187,743

		2,015,329

Wireless Telecommunication Services (0.5%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	329,175
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	552,037
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	99,900
230,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	218,636
201,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	184,613

		1,384,361

Total Yankee Debt Obligations (Cost $44,913,860)		39,817,693

Municipal Bonds (0.7%):
California (0.2%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	13,074
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	599,789

		612,863

Illinois (0.4%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	346,146
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	293,669
34,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	34,357
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	335,510
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	437,937

		1,447,619

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	568,875

Total Municipal Bonds (Cost $2,664,361)		2,629,357

Principal Amount		Value
U.S. Government Agency Mortgages (17.8%):
Federal Home Loan Mortgage Corporation (4.5%)
$22,975	2.50%, 6/1/31, Pool #G18604	$22,342
40,234	2.50%, 7/1/31, Pool #V61246	38,654
68,840	2.50%, 8/1/31, Pool #V61273	66,434
242,927	3.50%, 3/1/32, Pool #C91403	238,038
727,852	3.50%, 7/1/32, Pool #C91467	713,195
6,397	2.50%, 8/1/32, Pool #G18654	6,201
6,822	2.50%, 11/1/32, Pool #G18665	6,613
207,456	2.50%, 12/1/32, Pool #G18669	201,103
31,179	2.50%, 3/1/33, Pool #G18680	29,921
12,791	2.50%, 4/1/33, Pool #G18683	12,272
74,957	3.00%, 4/1/33, Pool #G18684	73,438
6,444	2.50%, 5/1/33, Pool #G18687	6,183
140,244	2.50%, 7/1/33, Pool #G16661	135,690
29,426	3.00%, 4/1/34, Pool #G16829	29,083
260,458	3.50%, 10/1/34, Pool #C91793	256,080
510,553	4.00%, 5/1/37, Pool #C91938	511,159
21,792	3.50%, 4/1/40, Pool #V81744	21,379
40,045	3.50%, 5/1/40, Pool #V81750	39,285
46,470	3.50%, 6/1/40, Pool #V81792	45,600
24,303	3.50%, 8/1/40, Pool #V81886	23,847
16,668	3.50%, 9/1/40, Pool #V81958	16,352
30,756	4.50%, 1/1/41, Pool #A96051	31,456
271,420	4.00%, 1/1/41, Pool #A96413	275,169
209,872	4.00%, 2/1/41, Pool #A96807	212,787
28,060	4.50%, 3/1/41, Pool #A97673	28,988
21,817	2.00%, 4/1/41, Pool #RB5108	19,383
42,983	4.50%, 4/1/41, Pool #A97942	44,402
163,162	5.00%, 6/1/41, Pool #G06596	174,245
22,566	2.00%, 7/1/41, Pool #RB5118	19,788
23,533	2.00%, 10/1/41, Pool #RB5131	20,932
574,976	4.50%, 1/1/42, Pool #G60517	594,067
23,291	4.00%, 11/1/42, Pool #Q13121	23,262
79,297	3.00%, 12/1/42, Pool #C04320	75,293
26,502	4.00%, 5/1/43, Pool #Q18481	26,249
26,229	4.00%, 7/1/43, Pool #Q19597	25,975
24,472	4.00%, 10/1/43, Pool #Q22499	24,235
35,508	4.00%, 1/1/44, Pool #V80950	35,170
189,236	3.50%, 1/1/44, Pool #G07922	186,359
95,375	3.50%, 1/1/44, Pool #G60271	92,497
138,071	4.00%, 1/1/45, Pool #Q30720	137,954
97,682	4.00%, 2/1/45, Pool #G07949	99,886
27,690	3.50%, 3/1/45, Pool #Q32328	26,911
27,350	3.50%, 3/1/45, Pool #Q31974	26,574
46,220	3.50%, 3/1/45, Pool #Q32008	44,915
18,662	3.00%, 5/1/45, Pool #Q33468	17,660
115,334	3.50%, 5/1/45, Pool #Q33547	111,520
122,368	3.00%, 6/1/45, Pool #Q34156	115,850
151,510	3.50%, 6/1/45, Pool #Q34164	146,488
24,622	3.50%, 6/1/45, Pool #Q33791	23,809
34,054	3.00%, 7/1/45, Pool #Q34759	32,247
10,370	3.00%, 7/1/45, Pool #Q34979	9,861
47,251	4.00%, 8/1/45, Pool #Q35845	50,073
10,822	4.00%, 9/1/45, Pool #Q37853	10,820
4,250	4.00%, 11/1/45, Pool #Q38812	4,210
175,209	3.50%, 11/1/45, Pool #Q37467	170,272
14,595	4.00%, 2/1/46, Pool #Q38783	14,433

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$10,486	4.00%, 2/1/46, Pool #Q38782	$10,440
1,950	4.00%, 2/1/46, Pool #Q38879	1,942
27,165	4.00%, 4/1/46, Pool #V82292	27,151
6,109	4.00%, 4/1/46, Pool #Q39975	6,083
56,866	3.50%, 5/1/46, Pool #Q40647	55,205
65,462	3.50%, 5/1/46, Pool #G60603	63,457
202,616	3.50%, 5/1/46, Pool #G60553	195,504
170,204	3.50%, 9/1/46, Pool #Q43257	164,995
8,247	4.00%, 9/1/47, Pool #Q50433	8,198
14,793	4.00%, 10/1/47, Pool #Q51189	14,705
11,144	4.00%, 2/1/48, Pool #Q54192	11,138
118,362	3.50%, 3/1/48, Pool #G67710	116,087
134,156	4.00%, 5/1/48, Pool #Q55992	134,085
406,462	4.00%, 6/1/48, Pool #G67713	406,305
47,947	4.00%, 7/1/48, Pool #Q59935	47,869
376,986	2.50%, 10/1/50, Pool #SD7525	343,165
539,225	2.50%, 11/1/50, Pool #SD7530	486,742
42,511	2.50%, 2/1/51, Pool #SD7535	38,696
590,635	2.00%, 3/1/51, Pool #SD8134	513,289
636,351	3.00%, 5/1/51, Pool #QC1881	594,388
137,477	2.00%, 5/1/51, Pool #SD7541	119,562
14,393	2.00%, 7/1/51, Pool #QC4163	12,512
143,464	3.00%, 9/1/51, Pool #QC7496	134,021
337,303	2.00%, 10/1/51, Pool #RA6076	293,042
693,380	2.00%, 10/1/51, Pool #RA5715	603,841
143,703	3.00%, 11/1/51, Pool #QD1240	134,279
480,263	2.00%, 11/1/51, Pool #RA6241	417,287
192,829	2.00%, 11/1/51, Pool #RA6302	167,512
386,014	2.50%, 12/1/51, Pool #RA6434	348,449
97,072	2.50%, 12/1/51, Pool #RA6496	87,624
194,329	2.00%, 12/1/51, Pool #RA6510	168,835
2,006,919	3.00%, 12/1/51, Pool #SD8184	1,874,968
1,156,906	2.50%, 12/1/51, Pool #RA6435	1,043,383
341,240	2.50%, 1/1/52, Pool #RA6622	307,712
590,779	2.00%, 2/1/52, Pool #RA6820	513,147
294,264	2.00%, 2/1/52, Pool #RA6823	255,720
644,174	3.00%, 3/1/52, Pool #RA6988	601,663
249,499	3.50%, 3/1/52, Pool #RA6950	240,979
180,087	3.50%, 3/1/52, Pool #SD8202	173,597
240,654	3.50%, 3/1/52, Pool #RA6949	231,763

		16,415,949

Federal National Mortgage Association (9.3%)
99,392	2.50%, 6/1/29, Pool #MA3734	95,391
58,040	2.50%, 9/1/31, Pool #AS8012	55,655
314,891	3.00%, 4/1/32, Pool #BD9809	308,232
384,059	3.00%, 12/1/32, Pool #BM5345	376,814
294,699	2.50%, 12/1/32, Pool #CA3748	285,421
21,302	3.00%, 3/1/33, Pool #BM4614	20,913
2,694	4.50%, 7/1/33, Pool #729327	2,748
1,130	4.50%, 7/1/33, Pool #720240	1,159
2,889	4.50%, 8/1/33, Pool #727160	2,967
3,839	4.50%, 8/1/33, Pool #729713	3,933
2,406	4.50%, 8/1/33, Pool #727029	2,461
9,729	4.50%, 8/1/33, Pool #726928	10,012
3,871	4.50%, 8/1/33, Pool #723124	3,982
8,063	4.50%, 8/1/33, Pool #726956	8,296

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$16,541	4.50%, 8/1/33, Pool #729380	$17,019
5,812	4.50%, 9/1/33, Pool #734922	6,273
15,631	4.50%, 9/1/33, Pool #727147	16,876
24,859	4.50%, 12/1/33, Pool #AL5321	26,849
429,776	2.50%, 6/1/34, Pool #BN7572	412,219
19,051	6.00%, 10/1/34, Pool #AL2130	21,712
35,756	4.50%, 9/1/35, Pool #AB8198	38,605
350,681	6.00%, 5/1/36, Pool #745512	385,517
175,467	6.00%, 1/1/37, Pool #932030	189,135
32,529	6.00%, 3/1/37, Pool #889506	36,104
2,900,000	2.00%, 7/25/37, TBA	2,709,687
47,854	6.00%, 1/1/38, Pool #889371	53,531
16,755	6.00%, 3/1/38, Pool #889219	18,179
7,819	6.00%, 7/1/38, Pool #889733	8,658
50,420	4.50%, 3/1/39, Pool #AB0051	54,441
255,458	4.50%, 4/1/39, Pool #AB0043	275,872
147,500	2.50%, 8/1/39, Pool #MA3761	134,744
19,983	4.50%, 11/1/39, Pool #AC5442	20,363
64,671	6.00%, 5/1/40, Pool #AL2129	71,098
19,080	2.00%, 11/1/40, Pool #MA4176	17,179
19,580	2.00%, 12/1/40, Pool #MA4204	17,379
24,434	4.00%, 12/1/40, Pool #AA4757	24,529
20,930	2.00%, 2/1/41, Pool #MA4268	18,595
30,901	4.50%, 2/1/41, Pool #AH5580	31,807
21,407	2.00%, 3/1/41, Pool #MA4287	19,019
21,953	2.00%, 4/1/41, Pool #MA4311	19,503
22,263	2.00%, 5/1/41, Pool #MA4333	19,778
22,565	2.00%, 6/1/41, Pool #MA4364	20,045
177,102	2.00%, 10/1/41, Pool #MA4446	157,531
479,256	1.50%, 11/1/41, Pool #MA4473	407,513
5,318	6.00%, 1/1/42, Pool #AL2128	5,959
146,095	2.50%, 2/1/43, Pool #AB8465	135,445
35,805	4.00%, 10/1/43, Pool #BM1167	36,000
151,673	4.50%, 3/1/44, Pool #AL5082	152,659
16,133	4.00%, 12/1/44, Pool #AW9502	16,160
76,356	4.00%, 12/1/44, Pool #AX8459	76,079
7,457	4.00%, 12/1/44, Pool #AY0045	7,401
113,339	4.00%, 3/1/45, Pool #AL6541	112,928
24,405	4.00%, 5/1/45, Pool #AZ1876	24,266
47,432	3.00%, 5/1/45, Pool #AS4972	44,952
101,699	4.00%, 5/1/45, Pool #AZ1207	100,484
24,334	5.00%, 6/1/45, Pool #AZ3448	25,579
30,409	4.00%, 6/1/45, Pool #AZ3341	30,236
106,127	4.00%, 6/1/45, Pool #AY8096	104,862
48,505	4.00%, 6/1/45, Pool #AY8126	47,924
22,446	4.00%, 6/1/45, Pool #AZ2719	22,319
120,124	4.00%, 7/1/45, Pool #AZ0833	119,446
257,501	3.50%, 7/1/45, Pool #AZ0814	248,715
81,714	4.00%, 7/1/45, Pool #AZ1783	80,749
105,426	3.00%, 8/1/45, Pool #AS5634	99,916
39,789	3.00%, 8/1/45, Pool #AZ8288	37,704
15,624	3.00%, 8/1/45, Pool #AZ3728	14,823
53,764	4.00%, 10/1/45, Pool #AL7413	53,565
309,217	4.00%, 10/1/45, Pool #AL7593	308,070
14,309	4.00%, 11/1/45, Pool #AZ0560	14,138
18,757	4.00%, 12/1/45, Pool #AS6350	18,687

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$42,714	4.00%, 12/1/45, Pool #BA6404	$42,204
34,224	4.50%, 2/1/46, Pool #BM5199	35,272
23,034	4.00%, 4/1/46, Pool #BC3920	22,860
8,124	4.00%, 5/1/46, Pool #BC2276	8,117
251,000	3.50%, 5/1/46, Pool #BC0880	249,278
104,983	4.00%, 7/1/46, Pool #BC1443	104,912
31,701	4.50%, 8/1/46, Pool #AL9111	32,641
110,310	4.00%, 9/1/46, Pool #BC2843	110,235
344,716	3.50%, 12/1/46, Pool #BC9077	342,350
49,504	3.50%, 2/1/47, Pool #BE5696	47,858
434,146	4.50%, 2/1/47, Pool #AL9846	448,345
1,115,408	4.00%, 2/1/47, Pool #AL9779	1,112,576
5,339	4.00%, 6/1/47, Pool #BH4269	5,301
31,389	3.00%, 5/1/49, Pool #MA3670	29,568
322,362	4.50%, 9/1/49, Pool #FM1534	337,708
83,907	3.50%, 11/1/49, Pool #CA4557	81,153
394,075	4.00%, 11/1/49, Pool #CA4628	394,400
103,441	3.00%, 2/1/50, Pool #CA5126	96,765
324,035	2.50%, 8/1/50, Pool #SD0430	292,455
635,472	3.50%, 2/1/51, Pool #CA9319	614,894
460,172	2.00%, 3/1/51, Pool #MA4281	399,914
457,634	2.00%, 4/1/51, Pool #MA4305	397,684
277,243	2.50%, 4/1/51, Pool #FM6540	252,788
558,763	3.00%, 6/1/51, Pool #CB0850	522,161
10,178	2.00%, 7/1/51, Pool #BT1461	8,855
47,093	2.50%, 8/1/51, Pool #CB1384	42,472
600,000	3.00%, 8/25/51, TBA	558,937
191,266	2.50%, 9/1/51, Pool #CB1549	172,561
335,220	2.00%, 10/1/51, Pool #CB1801	291,250
251,929	2.00%, 10/1/51, Pool #CB1799	218,902
772,355	2.50%, 11/1/51, Pool #FM9501	696,771
226,982	2.00%, 11/1/51, Pool #FM9539	197,228
351,945	2.00%, 11/1/51, Pool #FM9568	305,793
192,748	3.00%, 11/1/51, Pool #FM9633	181,734
97,077	2.00%, 12/1/51, Pool #CB2348	84,341
1,168,472	2.50%, 12/1/51, Pool #FM9865	1,054,088
136,052	2.50%, 12/1/51, Pool #CB2376	122,710
533,437	2.50%, 12/1/51, Pool #CB2289	481,529
98,869	3.00%, 12/1/51, Pool #BT9503	92,351
192,915	2.50%, 12/1/51, Pool #CB2320	174,041
152,898	2.50%, 12/1/51, Pool #CB2321	138,018
146,033	2.00%, 12/1/51, Pool #CB2347	126,871
537,205	2.00%, 12/1/51, Pool #CB2349	466,704
144,718	2.00%, 12/1/51, Pool #CB2350	125,731
885,405	2.00%, 1/1/52, Pool #FS0286	769,746
381,784	2.00%, 1/1/52, Pool #FS0288	331,652
900,549	3.00%, 2/1/52, Pool #FS0671	840,877
933,138	2.00%, 2/1/52, Pool #CB2842	810,532
391,558	2.50%, 2/1/52, Pool #FS0605	353,452
243,213	3.00%, 2/1/52, Pool #FS0631	227,336
147,331	2.50%, 3/1/52, Pool #FS1082	134,278
38,268	3.50%, 3/1/52, Pool #CB3174	36,888
200,000	3.50%, 7/25/52, TBA	192,375
1,000,000	3.00%, 7/25/52, TBA	932,656
2,675,000	2.50%, 7/25/52, TBA	2,408,336
1,500,000	2.00%, 7/25/52, TBA	1,301,953

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,000,000	1.50%, 7/25/52, TBA	$1,659,062
3,050,000	2.00%, 8/25/52, TBA	2,643,969
1,950,000	2.50%, 8/25/52, TBA	1,753,477

		34,285,725

Government National Mortgage Association (4.0%)
4,956	5.00%, 6/15/34, Pool #629493	5,075
2,998	5.00%, 3/15/38, Pool #676766	3,182
1,614	5.00%, 4/15/38, Pool #672672	1,713
5,690	5.00%, 8/15/38, Pool #687818	6,038
53,104	5.00%, 1/15/39, Pool #705997	56,501
102,951	5.00%, 3/15/39, Pool #646746	109,546
613	5.00%, 3/15/39, Pool #697946	640
99,793	4.00%, 10/15/40, Pool #783143	101,644
27,643	4.00%, 10/20/40, Pool #G24833	28,153
83,483	4.00%, 1/20/41, Pool #4922	85,024
229,292	4.50%, 3/20/41, Pool #4978	239,303
80,295	4.50%, 5/20/41, Pool #005055	83,798
171,075	4.00%, 5/20/41, Pool #5054	174,233
78,210	4.50%, 6/15/41, Pool #366975	81,669
53,301	4.50%, 6/20/41, Pool #005082	55,627
190,595	4.00%, 10/20/41, Pool #5203	194,115
214,349	3.50%, 12/20/41, Pool #5258	216,161
374,106	4.00%, 1/20/42, Pool #5280	381,013
132,061	3.00%, 12/20/42, Pool #MA0624	126,590
206,138	3.00%, 12/20/42, Pool #AA5872	195,791
23,129	3.00%, 1/20/43, Pool #MA0698	22,177
288,016	3.50%, 2/20/43, Pool #MA0783	289,936
58,851	3.00%, 3/20/43, Pool #AD8812	58,085
38,540	3.50%, 3/20/43, Pool #AD8884	37,860
133,773	3.00%, 3/20/43, Pool #AA6146	133,454
38,960	3.50%, 4/20/43, Pool #AD9075	38,273
14,656	3.50%, 4/20/43, Pool #AB9891	14,398
3,378	4.00%, 7/20/44, Pool #MA2074	3,428
48,904	4.00%, 5/20/45, Pool #MA2893	49,409
71,306	4.00%, 8/20/45, Pool #MA3035	72,041
2,671	4.00%, 9/20/45, Pool #MA3106	2,699
2,833	4.00%, 10/20/45, Pool #MA3174	2,862
3,294	4.00%, 12/20/45, Pool #MA3311	3,328
3,197	4.00%, 1/20/46, Pool #MA3377	3,230
143,263	4.00%, 4/15/46, Pool #784232	150,443
191,786	4.00%, 5/20/46, Pool #MA3664	193,461
22,133	3.50%, 7/20/46, Pool #784391	21,884
12,280	3.00%, 10/20/46, Pool #MA4003	11,612
639,132	3.00%, 12/20/46, Pool #MA4126	611,379
69,145	4.00%, 1/15/47, Pool #AX5857	70,194
51,470	4.00%, 1/15/47, Pool #AX5831	51,951
201,468	3.00%, 1/20/47, Pool #MA4195	190,503
121,121	3.00%, 2/20/47, Pool #MA4261	114,521
23,727	4.00%, 3/20/47, Pool #MA4322	23,890
198,501	4.00%, 4/20/47, Pool #784303	197,363
210,136	4.00%, 4/20/47, Pool #784304	208,931
23,726	4.00%, 4/20/47, Pool #MA4383	23,889
15,291	4.00%, 5/20/47, Pool #MA4452	15,396
64,999	4.00%, 6/20/47, Pool #MA4511	65,445
73,646	4.00%, 4/20/48, Pool #BG3507	74,143
60,874	4.00%, 4/20/48, Pool #BG7744	61,284

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$76,097	3.50%, 11/20/50, Pool #MA6997	$74,302
69,826	3.00%, 9/20/51, Pool #MA7590	65,993
70,984	3.00%, 10/20/51, Pool #MA7650	67,081
700,000	4.50%, 7/20/52, TBA	710,281
1,850,000	2.00%, 7/20/52, TBA	1,640,719
3,025,000	2.50%, 7/20/52, TBA	2,770,711
1,500,000	3.50%, 7/20/52, TBA	1,457,109
750,000	3.00%, 7/20/52, TBA	707,813
2,550,000	2.00%, 8/20/52, TBA	2,259,938

		14,717,232

Total U.S. Government Agency Mortgages (Cost $68,849,660)		65,418,906

U.S. Treasury Obligations (30.1%):
U.S. Treasury Bonds (10.6%)
2,566,000	1.13%, 5/15/40	1,796,200
7,103,000	1.75%, 8/15/41	5,434,905
1,600,000	2.00%, 11/15/41	1,278,000
11,313,000	3.00%, 2/15/47	10,637,755
18,386,000	2.00%, 8/15/51	14,335,334
4,222,000	1.88%, 11/15/51	3,195,526
2,100,000	2.25%, 2/15/52	1,743,000
600,000	2.88%, 5/15/52	571,313

		38,992,033

U.S. Treasury Notes (19.5%)
17,438,000	0.25%, 7/31/25	16,023,887
4,710,000	0.38%, 12/31/25	4,296,403

Shares or Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$7,700,000	0.38%, 1/31/26	$7,008,203
9,253,000	0.75%, 3/31/26	8,506,977
3,457,000	1.25%, 12/31/26	3,199,886
9,765,000	1.25%, 5/31/28	8,811,387
6,946,000	1.13%, 8/31/28	6,192,793
1,460,000	1.25%, 9/30/28	1,310,122
7,836,900	1.13%, 2/15/31	6,751,979
10,766,000	1.38%, 11/15/31	9,364,738

		71,466,375

Total U.S. Treasury Obligations (Cost $130,985,628)		110,458,408

Short-Term Security Held as Collateral for Securities on Loan (0.6%):
2,365,650	BlackRock Liquidity FedFund, Institutional Class , 0.19%(f)(g)	2,365,650

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,365,650)		2,365,650

Unaffiliated Investment Company (0.8%):
Money Markets (0.8%):
3,020,452	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(g)	3,020,452

Total Unaffiliated Investment Company (Cost $3,020,452)		3,020,452

Total Investment Securities (Cost $434,601,829) — 106.5%		391,157,224
Net other assets (liabilities) — (6.5)%		(23,823,887)

Net Assets — 100.0%		$367,333,337

Percentages indicated are based on net assets as of June 30, 2022.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,266,667.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.27% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2022.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.17% of the net assets of the fund.

(e)	Defaulted bond.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(g)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	0.2%
Brazil	— %†
Canada	0.8%
Cayman Islands	3.3%
Chile	0.1%
Colombia	— %†
Dominican Republic	0.4%
France	0.4%
Germany	0.7%
Guernsey	0.7%
Hong Kong	0.2%
Indonesia	0.1%
Ireland	0.7%
Italy	0.4%
Jersey	0.1%

Country	Percentage
Luxembourg	0.5%
Macau	— %†
Mexico	0.9%
Netherlands	0.5%
Qatar	0.1%
Saudi Arabia	0.1%
Spain	— %†
Supranational	0.1%
Switzerland	0.4%
United Arab Emirates	0.1%
United Kingdom	2.0%
United States	87.1%
Zambia	— %†

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$434,601,829

Investment securities, at value(a)	$391,157,224
Interest and dividends receivable	3,023,795
Receivable for TBA investments sold	10,189,086
Prepaid expenses	1,139

Total Assets	404,371,244

Liabilities:
Cash overdraft	2,011
Payable for investments purchased	7,972
Payable for TBA investments purchased	34,151,438
Payable for capital shares redeemed	213,994
Payable for collateral received on loaned securities	2,365,650
Manager fees payable	152,612
Administration fees payable	56,036
Distribution fees payable	72,654
Custodian fees payable	906
Administrative and compliance services fees payable	356
Transfer agent fees payable	1,662
Trustee fees payable	3,050
Other accrued liabilities	9,566

Total Liabilities	37,037,907

Net Assets	$367,333,337

Net Assets Consist of:
Paid in capital	$391,001,887
Total distributable earnings	(23,668,550)

Net Assets	$367,333,337

Class 1
Net Assets	$17,642,880
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,938,914
Net Asset Value (offering and redemption price per share)	$9.10

Class 2
Net Assets	$349,690,457
Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,254,844
Net Asset Value (offering and redemption price per share)	$9.39

(a)	Includes securities on loan of $2,266,667.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$6,198,529
Dividends	12,382
Income from securities lending	7,479

Total Investment Income	6,218,390

Expenses:
Management fees	1,001,568
Administration fees	72,873
Distribution fees — Class 2	476,817
Custodian fees	4,412
Administrative and compliance services fees	2,392
Transfer agent fees	5,283
Trustee fees	9,441
Professional fees	7,623
Shareholder reports	8,312
Other expenses	3,942

Total expenses	1,592,663

Net Investment Income/(Loss)	4,625,727

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	(2,936,109)
Change in net unrealized appreciation/depreciation on securities	(51,535,817)

Net realized and Change in net unrealized gains/losses on investments	(54,471,926)

Change in Net Assets Resulting From Operations	$(49,846,199)

See accompanying notes to the financial statements.

26

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,625,727	$9,068,641
Net realized gains/(losses) on investments	(2,936,109)	9,167,385
Change in unrealized appreciation/depreciation on investments	(51,535,817)	(16,702,827)

Change in net assets resulting from operations	(49,846,199)	1,533,199

Distributions to Shareholders:
Class 1	—	(1,066,245)
Class 2	—	(19,280,232)

Change in net assets resulting from distributions to shareholders	—	(20,346,477)

Capital Transactions:
Class 1
Proceeds from shares issued	118,516	1,261,069
Proceeds from dividends reinvested	—	1,066,245
Value of shares redeemed	(1,317,438)	(2,670,478)

Total Class 1 Shares	(1,198,922)	(343,164)

Class 2
Proceeds from shares issued	2,524,792	23,765,497
Proceeds from dividends reinvested	—	19,280,232
Value of shares redeemed	(30,648,760)	(36,684,713)

Total Class 2 Shares	(28,123,968)	6,361,016

Change in net assets resulting from capital transactions	(29,322,890)	6,017,852

Change in net assets	(79,169,089)	(12,795,426)
Net Assets:
Beginning of period	446,502,426	459,297,852

End of period	$367,333,337	$446,502,426

Share Transactions:
Class 1
Shares issued	11,905	118,697
Dividends reinvested	—	104,227
Shares redeemed	(138,186)	(254,331)

Total Class 1 Shares	(126,281)	(31,407)

Class 2
Shares issued	250,323	2,167,150
Dividends reinvested	—	1,822,328
Shares redeemed	(3,102,823)	(3,362,418)

Total Class 2 Shares	(2,852,500)	627,060

Change in shares	(2,978,781)	595,653

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

27

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.27		$10.73	$10.20	$9.54	$9.96	$9.77

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.23 (a)	0.29 (a)	0.32 (a)	0.32	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)		(0.17)	0.63	0.69	(0.42)	0.21

Total from Investment Activities	(1.17)		0.06	0.92	1.01	(0.10)	0.44

Distributions to Shareholders From:
Net Investment Income	—		(0.31)	(0.39)	(0.35)	(0.32)	(0.25)
Net Realized Gains	—		(0.21)	—	—	—	—

Total Dividends	—		(0.52)	(0.39)	(0.35)	(0.32)	(0.25)

Net Asset Value, End of Period	$9.10		$10.27	$10.73	$10.20	$9.54	$9.96

Total Return(b)	(11.39	)%(c)	0.59%	9.12%	10.57%	(1.00)%	4.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$17,643		$21,203	$22,495	$22,823	$21,476	$24,077
Net Investment Income/(Loss)(d)	2.55%		2.21%	2.78%	3.17%	2.96%	2.23%
Expenses Before Reductions(d)(e)	0.56%		0.57%	0.58%	0.57%	0.56%	0.56%
Expenses Net of Reductions(d)	0.56%		0.57%	0.58%	0.57%	0.56%	0.56%
Portfolio Turnover Rate(f)	11%		76%	71%	68%	38%	81%

Class 2

Net Asset Value, Beginning of Period	$10.60		$11.06	$10.50	$9.81	$10.23	$10.05

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.21 (a)	0.27 (a)	0.30 (a)	0.31	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	(1.32)		(0.18)	0.65	0.71	(0.44)	0.21

Total from Investment Activities	(1.21)		0.03	0.92	1.01	(0.13)	0.43

Distributions to Shareholders From:
Net Investment Income	—		(0.28)	(0.36)	(0.32)	(0.29)	(0.25)
Net Realized Gains	—		(0.21)	—	—	—	—
Total Dividends	—		(0.49)	(0.36)	(0.32)	(0.29)	(0.25)

Net Asset Value, End of Period	$9.39		$10.60	$11.06	$10.50	$9.81	$10.23

Total Return(b)	(11.42	)%(c)	0.31%	8.84%	10.28%	(1.25)%	4.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$349,690		$425,299	$436,803	$470,864	$478,991	$552,678
Net Investment Income/(Loss)(d)	2.30%		1.96%	2.53%	2.92%	2.71%	1.98%
Expenses Before Reductions(d)(e)	0.81%		0.82%	0.83%	0.82%	0.81%	0.81%
Expenses Net of Reductions(d)	0.81%		0.82%	0.83%	0.82%	0.81%	0.81%
Portfolio Turnover Rate(f)	11%		76%	71%	68%	38%	81%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

28

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

29

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $733 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,365,650 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2022, no collateral had been posted by the Fund to counterparties for TBAs.

30

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	0.50%	0.70%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	0.50%	0.95%

*

The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s net assets, 0.40% of the next $15 billion of the Fund’s net assets, and 0.37% on the Fund’s net assets over $17.5 billion.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

31

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$340,429	$—	$367,156		$707,585
Preferred Stock+	57,360	—	—		57,360
Warrant+	976	—	—		976
Asset Backed Securities	—	8,402,152	—		8,402,152
Collateralized Mortgage Obligations	—	35,933,645	—		35,933,645
Convertible Bonds+	—	509,096	635,521		1,144,617
Bank Loans	—	603,137	—		603,137
Corporate Bonds+	—	120,597,286	—	#	120,597,286
Yankee Debt Obligations+	—	39,817,693	—		39,817,693
Municipal Bonds	—	2,629,357	—		2,629,357
U.S. Government Agency Mortgages	—	65,418,906	—		65,418,906
U.S. Treasury Obligations	—	110,458,408	—		110,458,408
Short-Term Security Held as Collateral for Securities on Loan	2,365,650	—	—		2,365,650
Unaffiliated Investment Company	3,020,452	—	—		3,020,452

Total Investment Securities	$5,784,867	$384,369,680	$1,002,677		$391,157,224

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$44,812,346	$51,412,934

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$62,334,717	$72,712,334

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.

32

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2022 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets

Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$38,899	46,865	$248,853	0.07%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	67,000	79,890	386,668	0.10%
Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/22 @ 100	10/30/18	376,933	408,000	—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in

33

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

9. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

10. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $464,974,852. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$14,583,511
Unrealized (depreciation)	(6,505,126)

Net unrealized appreciation/(depreciation)	$8,078,385

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Total Bond Fund	$13,753,916	$6,592,561	$20,346,277

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Total Bond Fund	$9,225,742	$8,873,522	$—	$8,078,385	$26,177,649

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and other miscellaneous differences.

11. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

34

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

35

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

36

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Gateway Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 15

Statement Regarding the Trust’s Liquidity Risk Management Program Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Gateway Fund	$1,000.00	$874.10	$5.16	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Gateway Fund	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	25.8%

Health Care	14.5

Financials	10.0

Consumer Discretionary	9.7

Communication Services	8.3

Industrials	8.1

Consumer Staples	6.6

Energy	4.3

Utilities	3.1

Real Estate	2.5

Materials	2.4

Total Common Stocks	95.3

Unaffiliated Investment Company	4.1

Purchased Put Options	1.6

Total Investment Securities	101.0

Net other assets (liabilities)	(1.0)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks+ (95.3%):
Aerospace & Defense (1.5%):
2,774	Boeing Co. (The)*	$379,261
704	HEICO Corp.	92,309
1,895	L3harris Technologies, Inc.	458,022
8,930	Raytheon Technologies Corp.	858,262

		1,787,854

Air Freight & Logistics (0.6%):
568	GXO Logistics, Inc.*	24,577
3,725	United Parcel Service, Inc., Class B	679,962
629	XPO Logistics, Inc.*	30,293

		734,832

Airlines (0.2%):
2,485	Alaska Air Group, Inc.*	99,524
11,608	JetBlue Airways Corp.*	97,159
2,475	United Airlines Holdings, Inc.*	87,665

		284,348

Auto Components (0.1%):
659	Autoliv, Inc.	47,165
1,865	Goodyear Tire & Rubber Co. (The)*	19,974

		67,139

Automobiles (2.1%):
18,908	Ford Motor Co.	210,446
7,744	General Motors Co.*	245,950
2,877	Tesla, Inc.*	1,937,429

		2,393,825

Banks (3.2%):
4,184	Associated Banc-Corp.	76,400
39,556	Bank of America Corp.	1,231,378
13,546	JPMorgan Chase & Co.	1,525,415
410	Signature Bank	73,476
21,177	Wells Fargo & Co.	829,503

		3,736,172

Beverages (1.8%):
9,881	Keurig Dr Pepper, Inc.	349,689
3,936	Monster Beverage Corp.*	364,867
8,019	PepsiCo, Inc.	1,336,446

		2,051,002

Biotechnology (2.3%):
6,796	AbbVie, Inc.	1,040,875
354	Alnylam Pharmaceuticals, Inc.*	51,631
2,444	Amgen, Inc.	594,625
915	Biogen, Inc.*	186,605
426	BioMarin Pharmaceutical, Inc.*	35,303
817	Exact Sciences Corp.*	32,182
1,609	Ionis Pharmaceuticals, Inc.*	59,565
1,343	Moderna, Inc.*	191,848
451	Seagen, Inc.*	79,800
1,356	Vertex Pharmaceuticals, Inc.*	382,107

		2,654,541

Building Products (0.3%):
7,893	Carrier Global Corp.	281,464
357	Lennox International, Inc.	73,753

		355,217

Shares		Value
Common Stocks+, continued
Capital Markets (2.3%):
740	Blackstone, Inc., Class A	$67,510
6,501	Charles Schwab Corp. (The)	410,733
460	FactSet Research Systems, Inc.	176,902
3,972	Intercontinental Exchange, Inc.	373,527
2,482	KKR & Co., Inc., Class A	114,892
7,631	Morgan Stanley	580,414
734	MSCI, Inc.	302,518
1,831	S&P Global, Inc.	617,157

		2,643,653

Chemicals (1.6%):
1,367	Ashland Global Holdings, Inc.	140,869
1,718	Celanese Corp.	202,054
5,402	Corteva, Inc.	292,464
5,784	Dow, Inc.	298,512
2,103	Eastman Chemical Co.	188,786
559	Ingevity Corp.*	35,295
2,708	LyondellBasell Industries NV, Class A	236,842
2,006	Mosaic Co. (The)	94,744
609	Nutrien, Ltd.	48,531
1,854	Olin Corp.	85,803
1,577	RPM International, Inc.	124,142
3,199	Valvoline, Inc.	92,227

		1,840,269

Commercial Services & Supplies (0.9%):
1,988	Copart, Inc.*	216,016
1,632	Waste Connections, Inc.	202,303
3,932	Waste Management, Inc.	601,517

		1,019,836

Communications Equipment (0.8%):
465	Ciena Corp.*	21,251
20,657	Cisco Systems, Inc.	880,814

		902,065

Construction Materials (0.2%):
785	Martin Marietta Materials, Inc.	234,903

Consumer Finance (0.5%):
2,123	Ally Financial, Inc.	71,142
3,678	Discover Financial Services	347,865
7,093	Synchrony Financial	195,909

		614,916

Containers & Packaging (0.5%):
1,210	Avery Dennison Corp.	195,863
1,000	Crown Holdings, Inc.	92,170
1,880	Sonoco Products Co.	107,235
3,371	Westrock Co.	134,301

		529,569

Distributors (0.2%):
1,753	Genuine Parts Co.	233,149

Diversified Consumer Services (0.1%):
1,149	Service Corp. International	79,419

Diversified Financial Services (1.9%):
7,505	Berkshire Hathaway, Inc., Class B*	2,049,015
2,150	Voya Financial, Inc.	127,990

		2,177,005

See accompanying notes to the financial statements.

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Diversified Telecommunication Services (1.2%):
5,251	Liberty Global plc, Class C*	$115,995
11,761	Lumen Technologies, Inc.	128,312
23,567	Verizon Communications, Inc.	1,196,025

		1,440,332

Electric Utilities (1.3%):
5,136	Alliant Energy Corp.	301,021
7,671	American Electric Power Co., Inc.	735,955
2,195	Evergy, Inc.	143,224
5,615	FirstEnergy Corp.	215,560
2,364	OGE Energy Corp.	91,156

		1,486,916

Electrical Equipment (0.5%):
3,166	Eaton Corp. plc	398,884
807	Hubbell, Inc.	144,114

		542,998

Electronic Equipment, Instruments & Components (0.7%):
1,598	CDW Corp.	251,781
6,031	Corning, Inc.	190,037
440	Teledyne Technologies, Inc.*	165,048
547	Zebra Technologies Corp., Class A*	160,791

		767,657

Energy Equipment & Services (0.5%):
11,256	Halliburton Co.	352,988
4,419	Helmerich & Payne, Inc.	190,282

		543,270

Entertainment (1.0%):
1,339	Live Nation Entertainment, Inc.*	110,574
1,929	Netflix, Inc.*	337,324
291	Roku, Inc.*	23,903
7,682	Walt Disney Co. (The)*	725,181

		1,196,982

Equity Real Estate Investment Trusts (2.5%):
4,013	American Homes 4 Rent, Class A	142,221
2,385	American Tower Corp.	609,582
1,351	Camden Property Trust	181,683
2,293	CubeSmart	97,957
2,981	Douglas Emmett, Inc.	66,715
5,894	Duke Realty Corp.	323,875
2,308	Equity Lifestyle Properties, Inc.	162,645
4,178	Healthcare Realty Trust, Inc.	113,642
6,593	Invitation Homes, Inc.	234,579
1,058	Kilroy Realty Corp.	55,365
7,335	Medical Properties Trust, Inc.	112,005
3,790	National Retail Properties, Inc.	162,970
7,189	Sabra Health Care REIT, Inc.	100,430
1,102	Sun Communities, Inc.	175,615
4,261	UDR, Inc.	196,176
1,711	WP Carey, Inc.	141,773

		2,877,233

Food & Staples Retailing (1.8%):
419	Casey’s General Stores, Inc.	77,507
1,843	Costco Wholesale Corp.	883,313
5,603	Kroger Co. (The)	265,190
1,996	US Foods Holding Corp.*	61,237
6,399	Walmart, Inc.	777,990

		2,065,237

Shares		Value
Common Stocks+, continued
Food Products (1.0%):
1,028	Bunge, Ltd.	$93,229
4,697	Hormel Foods Corp.	222,450
1,181	Lamb Weston Holdings, Inc.	84,394
11,225	Mondelez International, Inc., Class A	696,960
905	Post Holdings, Inc.*	74,527

		1,171,560

Gas Utilities (0.0%†):
1,211	UGI Corp.	46,757

Health Care Equipment & Supplies (3.1%):
7,435	Abbott Laboratories	807,813
3,827	Baxter International, Inc.	245,808
8,871	Boston Scientific Corp.*	330,622
2,741	Danaher Corp.	694,898
3,594	Edwards Lifesciences Corp.*	341,753
225	Insulet Corp.*	49,037
1,734	Intuitive Surgical, Inc.*	348,031
6,145	Medtronic plc	551,514
904	STERIS plc	186,360
405	Teleflex, Inc.	99,569

		3,655,405

Health Care Providers & Services (3.2%):
7,149	CVS Health Corp.	662,426
1,346	Elevance Health, Inc.	649,553
1,416	HCA Healthcare, Inc.	237,973
268	Molina Healthcare, Inc.*	74,936
3,775	UnitedHealth Group, Inc.	1,938,953
1,059	Universal Health Services, Inc., Class B	106,652

		3,670,493

Health Care Technology (0.1%):
568	Veeva Systems, Inc., Class A*	112,487

Hotels, Restaurants & Leisure (1.5%):
203	Booking Holdings, Inc.*	355,045
2,548	Hilton Grand Vacations, Inc.*	91,040
2,831	Hilton Worldwide Holdings, Inc.	315,487
3,499	McDonald’s Corp.	863,833
2,975	Melco Resorts & Entertainment, Ltd., ADR*	17,106
251	Vail Resorts, Inc.	54,730
4,003	Wendy’s Co. (The)	75,577

		1,772,818

Household Durables (0.2%):
38	NVR, Inc.*	152,157
2,068	Toll Brothers, Inc.	92,233

		244,390

Household Products (1.5%):
2,072	Clorox Co. (The)	292,110
10,386	Procter & Gamble Co. (The)	1,493,403

		1,785,513

Industrial Conglomerates (1.3%):
4,842	3M Co.	626,603
4,702	General Electric Co.	299,377
3,436	Honeywell International, Inc.	597,211

		1,523,191

See accompanying notes to the financial statements.

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Insurance (2.1%):
11,168	Aflac, Inc.	$617,925
1,031	American Financial Group, Inc.	143,113
1,463	Aon plc, Class A	394,542
1,973	Arch Capital Group, Ltd.*	89,752
3,000	Arthur J. Gallagher & Co.	489,120
2,628	Brown & Brown, Inc.	153,318
1,245	Fidelity National Financial, Inc.	46,015
3,800	Lincoln National Corp.	177,726
50	Markel Corp.*	64,662
451	RenaissanceRe Holdings, Ltd.	70,523
5,359	Unum Group	182,313

		2,429,009

Interactive Media & Services (5.2%):
521	Alphabet, Inc., Class A*	1,135,394
1,539	Alphabet, Inc., Class C*	3,366,485
1,404	Match Group, Inc.*	97,845
8,259	Meta Platforms, Inc., Class A*	1,331,764
3,923	Twitter, Inc.*	146,681

		6,078,169

Internet & Direct Marketing Retail (2.9%):
31,100	Amazon.com, Inc.*	3,303,131
746	Etsy, Inc.*	54,615
44	MercadoLibre, Inc.*	28,022

		3,385,768

IT Services (4.3%):
2,530	Accenture plc, Class A	702,455
2,382	Automatic Data Processing, Inc.	500,315
1,024	Black Knight, Inc.*	66,960
524	Block, Inc.*	32,205
1,984	DXC Technology Co.*	60,135
267	EPAM Systems, Inc.*	78,706
3,402	Fidelity National Information Services, Inc.	311,861
604	Gartner, Inc.*	146,065
3,138	Mastercard, Inc., Class A	989,976
2,660	Paychex, Inc.	302,894
4,820	PayPal Holdings, Inc.*	336,629
960	Shopify, Inc., Class A*	29,991
417	Twilio, Inc., Class A*	34,949
1,167	VeriSign, Inc.*	195,274
6,280	Visa, Inc., Class A	1,236,469

		5,024,884

Leisure Products (0.0%†):
331	Polaris, Inc.	32,862

Life Sciences Tools & Services (1.0%):
2,514	Avantor, Inc.*	78,185
499	ICON plc*	108,133
813	Illumina, Inc.*	149,885
1,607	Thermo Fisher Scientific, Inc.	873,051

		1,209,254

Machinery (1.4%):
2,656	Caterpillar, Inc.	474,787
1,450	Cummins, Inc.	280,618
1,268	Deere & Co.	379,728
1,511	Parker-Hannifin Corp.	371,782

Shares		Value
Common Stocks+, continued
Machinery, continued
1,935	Pentair plc	$88,565
1,101	Timken Co.	58,408

		1,653,888

Media (0.8%):
20,513	Comcast Corp., Class A	804,930
582	Liberty Broadband Corp., Class C*	67,303
8,669	Sirius XM Holdings, Inc.	53,141

		925,374

Metals & Mining (0.2%):
491	Alcoa Corp.	22,380
1,912	Southern Copper Corp.	95,237
1,677	Steel Dynamics, Inc.	110,933
219	Worthington Industries, Inc.	9,658

		238,208

Mortgage Real Estate Investment Trusts (0.0%†):
8,511	Annaly Capital Management, Inc.	50,300

Multiline Retail (0.4%):
1,770	Nordstrom, Inc.	37,400
2,769	Target Corp.	391,066

		428,466

Multi-Utilities (1.8%):
5,247	Ameren Corp.	474,119
6,544	Consolidated Edison, Inc.	622,335
7,365	Public Service Enterprise Group, Inc.	466,057
5,208	WEC Energy Group, Inc.	524,133

		2,086,644

Oil, Gas & Consumable Fuels (3.8%):
5,525	Cenovus Energy, Inc.	105,030
1,015	Cheniere Energy, Inc.	135,025
7,898	Chevron Corp.	1,143,472
7,347	ConocoPhillips	659,834
1,155	Continental Resources, Inc.	75,479
1,862	Enbridge, Inc.	78,688
17,508	Exxon Mobil Corp.	1,499,385
978	HF Sinclair Corp.	44,167
4,696	Occidental Petroleum Corp.	276,501
4,141	ONEOK, Inc.	229,826
4,051	Suncor Energy, Inc.	142,069
603	Targa Resources Corp.	35,981

		4,425,457

Personal Products (0.1%):
1,146	BellRing Brands, Inc.*	28,524
2,072	Herbalife Nutrition, Ltd.*	42,372

		70,896

Pharmaceuticals (4.8%):
10,171	Bristol-Myers Squibb Co.	783,167
3,027	Eli Lilly & Co.	981,444
248	Jazz Pharmaceuticals plc*	38,690
9,843	Johnson & Johnson	1,747,231
9,639	Merck & Co., Inc.	878,788
22,170	Pfizer, Inc.	1,162,373

		5,591,693

See accompanying notes to the financial statements.

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks+, continued
Professional Services (0.3%):
1,364	Booz Allen Hamilton Holding Corp.	$123,251
1,542	CoStar Group, Inc.*	93,152
1,006	ManpowerGroup, Inc.	76,869
1,162	TransUnion	92,948

		386,220

Real Estate Management & Development (0.0%†):
865	Zillow Group, Inc., Class C*	27,464

Road & Rail (0.9%):
1,878	Canadian Pacific Railway, Ltd.	131,160
14,499	CSX Corp.	421,341
789	J.B. Hunt Transport Services, Inc.	124,244
809	Lyft, Inc., Class A*	10,743
1,028	Old Dominion Freight Line, Inc.	263,456
3,038	Uber Technologies, Inc.*	62,157

		1,013,101

Semiconductors & Semiconductor Equipment (4.9%):
6,287	Advanced Micro Devices, Inc.*	480,767
2,761	Analog Devices, Inc.	403,354
4,182	Applied Materials, Inc.	380,478
1,666	Broadcom, Inc.	809,359
17,038	Intel Corp.	637,392
1,307	Marvell Technology, Inc.	56,894
4,899	Micron Technology, Inc.	270,817
8,930	NVIDIA Corp.	1,353,699
4,366	Qualcomm, Inc.	557,713
1,753	Teradyne, Inc.	156,981
4,189	Texas Instruments, Inc.	643,640

		5,751,094

Software (8.6%):
1,959	Adobe, Inc.*	717,112
2,176	Cadence Design Systems, Inc.*	326,465
1,350	Ceridian HCM Holding, Inc.*	63,558
26,605	Microsoft Corp.	6,832,962
7,052	Oracle Corp.	492,723
207	Palo Alto Networks, Inc.*	102,246
4,061	Salesforce, Inc.*	670,227
1,017	ServiceNow, Inc.*	483,604
859	SS&C Technologies Holdings, Inc.	49,882
568	VMware, Inc., Class A	64,741
673	Workday, Inc., Class A*	93,937
611	Zoom Video Communications, Inc., Class A*	65,970

		9,963,427

Shares		Value
Common Stocks+, continued
Specialty Retail (1.7%):
2,912	American Eagle Outfitters, Inc.	$32,556
301	Burlington Stores, Inc.*	41,005
326	Dick’s Sporting Goods, Inc.	24,571
1,829	Foot Locker, Inc.	46,182
4,378	Home Depot, Inc. (The)	1,200,754
3,697	Lowe’s Cos., Inc.	645,755
287	Williams-Sonoma, Inc.	31,843

		2,022,666

Technology Hardware, Storage & Peripherals (6.5%):
55,167	Apple, Inc.	7,542,432
1,086	Dell Technologies, Inc., Class C	50,184

		7,592,616

Textiles, Apparel & Luxury Goods (0.5%):
342	Lululemon Athletica, Inc.*	93,233
5,273	NIKE, Inc., Class B	538,900

		632,133

Tobacco (0.5%):
13,854	Altria Group, Inc.	578,682

Trading Companies & Distributors (0.1%):
675	GATX Corp.	63,558

Total Common Stocks (Cost $53,568,488)		110,904,786

Contracts		Value
Purchased Options (1.6%)^:
Total Purchased Options (Cost $1,667,047)		1,905,455

Shares		Value
Unaffiliated Investment Company (4.1%):
Money Markets (4.1%):
4,773,644	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(a)	4,773,644

Total Unaffiliated Investment Company (Cost $4,773,644)		4,773,644

Total Investment Securities (Cost $60,009,179) — 101.0%		117,583,885
Net other assets (liabilities) — (1.0)%		(1,215,519)

Net Assets — 100.0%		$116,368,366

Percentages indicated are based on net assets as of June 30, 2022.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	See Options table below for more details.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2022.

See accompanying notes to the financial statements.

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund’s exchange traded options purchased were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	3300.00 USD	9/16/22	41	$135,300	$200,490
S&P 500 Index	Put	3400.00 USD	9/16/22	41	139,400	268,345
S&P 500 Index	Put	3600.00 USD	9/16/22	40	144,000	451,600
S&P 500 Index	Put	3325.00 USD	10/21/22	42	139,650	323,820
S&P 500 Index	Put	3600.00 USD	11/18/22	40	144,000	661,200

Total (Cost $1,667,047)						$1,905,455

At June 30, 2022, the Fund’s exchange traded options written were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	3825.00 USD	7/15/22	32	$122,400	$(174,720)
S&P 500 Index	Call	3850.00 USD	7/15/22	33	127,050	(145,860)
S&P 500 Index	Call	3975.00 USD	7/15/22	32	127,200	(38,240)
S&P 500 Index	Call	4100.00 USD	7/15/22	32	131,200	(8,480)
S&P 500 Index	Call	4200.00 USD	7/15/22	33	138,600	(2,805)
S&P 500 Index	Call	3725.00 USD	7/29/22	33	122,925	(476,355)
S&P 500 Index	Call	3800.00 USD	7/29/22	32	121,600	(322,560)
S&P 500 Index	Call	3975.00 USD	8/19/22	32	127,200	(171,520)
S&P 500 Index	Call	4000.00 USD	8/19/22	32	128,000	(147,200)

Total (Premiums $2,898,825)						(1,487,740)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(1,487,740)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$60,009,179

Investment securities, at value	$117,583,885
Cash	219,456
Interest and dividends receivable	72,016
Receivable for investments sold	173,850
Reclaims receivable	1,423
Prepaid expenses	364

Total Assets	118,050,994

Liabilities:
Payable for capital shares redeemed	71,441
Written Options (Premiums received $2,898,825)	1,487,740
Manager fees payable	77,933
Administration fees payable	16,548
Distribution fees payable	24,354
Custodian fees payable	658
Administrative and compliance services fees payable	104
Transfer agent fees payable	727
Trustee fees payable	878
Other accrued liabilities	2,245

Total Liabilities	1,682,628

Net Assets	$116,368,366

Net Assets Consist of:
Paid in capital	$63,877,093
Total distributable earnings	52,491,273

Net Assets	$116,368,366

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,255,797
Net Asset Value (offering and redemption price per share)	$14.10

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$975,593
Interest	333
Foreign withholding tax	(607)

Total Investment Income	975,319

Expenses:
Management fees	515,735
Administration fees	19,159
Distribution fees	161,167
Custodian fees	3,480
Administrative and compliance services fees	791
Transfer agent fees	2,686
Trustee fees	3,124
Professional fees	2,528
Shareholder reports	1,811
Other expenses	1,559

Total expenses	712,040

Net Investment Income/(Loss)	263,279

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	6,537,018
Net realized gains/(losses) on written options contracts	6,758,050
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(32,424,436)
Change in net unrealized appreciation/depreciation on written options contracts	1,579,570

Net realized and Change in net unrealized gains/losses on investments	(17,549,798)

Change in Net Assets Resulting From Operations	$(17,286,519)

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$263,279	$401,273
Net realized gains/(losses) on investments	13,295,068	(180,532)
Change in unrealized appreciation/depreciation on investments	(30,844,866)	15,292,644

Change in net assets resulting from operations	(17,286,519)	15,513,385

Distributions to Shareholders:
Distributions	—	(927,444)

Change in net assets resulting from distributions to shareholders	—	(927,444)

Capital Transactions:
Proceeds from shares issued	2,296,648	7,578,785
Proceeds from dividends reinvested	—	927,444
Value of shares redeemed	(11,051,785)	(25,065,408)

Change in net assets resulting from capital transactions	(8,755,137)	(16,559,179)

Change in net assets	(26,041,656)	(1,973,238)
Net Assets:
Beginning of period	142,410,022	144,383,260

End of period	$116,368,366	$142,410,022

Share Transactions:
Shares issued	145,682	501,529
Dividends reinvested	—	59,490
Shares redeemed	(717,344)	(1,614,036)

Change in shares	(571,662)	(1,053,017)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$16.13		$14.61	$13.76	$12.54	$13.32	$12.29

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.04 (a)	0.09 (a)	0.13 (a)	0.18	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(2.06)		1.58	0.91	1.22	(0.79)	1.04

Total from Investment Activities	(2.03)		1.62	1.00	1.35	(0.61)	1.16

Distributions to Shareholders From:
Net Investment Income	—		(0.10)	(0.15)	(0.13)	(0.17)	(0.13)

Total Dividends	—		(0.10)	(0.15)	(0.13)	(0.17)	(0.13)

Net Asset Value, End of Period	$14.10		$16.13	$14.61	$13.76	$12.54	$13.32

Total Return(b)	(12.59	)%(c)	11.13%	7.30%	10.82%	(4.65)%	9.46%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$116,368		$142,410	$144,383	$150,961	$147,792	$213,295
Net Investment Income/(Loss)(d)	0.41%		0.27%	0.67%	1.01%	0.93%	1.06%
Expenses Before Reductions(d)(e)	1.11%		1.12%	1.12%	1.11%	1.10%	1.10%
Expenses Net of Reductions(d)	1.11%		1.12%	1.12%	1.11%	1.10%	1.10%
Portfolio Turnover Rate	7	%(c)	11%	30%	19%	9%	24%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2022, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written when writing options. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2020, the monthly average notional amount for written options contracts was $1.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Options Contracts	$—		Written Options Contracts	$1,487,740

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Options Contracts	Net realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written options contracts	$6,758,050	$1,579,570

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Gateway Fund	0.80%	1.25%

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$110,904,786	$—	$—	$110,904,786
Purchased Options	1,905,455	—	—	1,905,455
Unaffiliated Investment Company	4,773,644	—	—	4,773,644

Total Investment Securities	117,583,885	—	—	117,583,885

Other Financial Instruments:*
Written Options	(1,487,740)	—	—	(1,487,740)

Total Investments	$116,096,145	$—	$—	$116,096,145

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Gateway Fund	$9,367,166	$10,696,971

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $52,571,055. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$90,769,065
Unrealized (depreciation)	(1,450,204)

Net unrealized appreciation/(depreciation)	$89,318,861

As of the end of its tax year ended December 31, 2021, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

During the year ended December 31, 2021, the Fund utilized $729,370 in CLCFs to offset capital gains.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Gateway Fund	$20,695,938	$—	$20,695,938

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Gateway Fund	$927,444	$—	$927,444

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Gateway Fund	$404,910	$—	$(20,695,938)	$90,068,820	$69,777,792

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of options contracts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

15

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Government Money Market Fund	$1,000.00	$1,000.10	$2.08	0.42%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Government Money Market Fund	$1,000.00	$1,022.71	$2.11	0.42%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Repurchase Agreements	47.1%

U.S. Government Agency Mortgages	31.1

U.S. Treasury Obligations	21.8

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value

U.S. Government Agency Mortgages (31.1%):
Federal Home Loan Bank (17.8%)
$13,200,000	0.84%, 7/8/22(a)	$13,197,844
3,375,000	0.83%, 7/15/22(a)	3,373,911
10,670,000	1.50%(SOFR+1bps), 8/2/22	10,670,188
2,295,000	1.52%(SOFR+1bps), 8/4/22	2,295,000
3,940,000	1.60%, 8/5/22(a)	3,933,871
4,755,000	1.51%(SOFR-–), 8/19/22	4,755,000
10,880,000	1.24%, 8/24/22(a)	10,859,763
2,575,000	1.52%(SOFR+1bps), 9/6/22	2,575,000
10,075,000	1.94%, 9/20/22(a)	10,031,136
1,865,000	1.10%, 10/3/22(a)	1,859,692
5,175,000	1.51%(SOFR+1bps), 10/21/22	5,175,000
5,025,000	1.52%(SOFR+2bps), 12/16/22	5,025,000
5,000,000	1.57%(SOFR+6bps), 2/3/23	5,000,000
3,835,000	2.08%, 2/13/23, Callable 1/13/23 @ 100.00	3,835,000
7,820,000	1.52%(SOFR+2bps), 3/2/23	7,820,000
800,000	1.53%(SOFR+2bps), 5/2/23	800,000

		91,206,405

Federal Farm Credit Bank (12.6%)
1,475,000	1.70%(SOFR+19bps), 7/14/22	1,475,000
4,065,000	1.77%(FEDL01+18bps), 7/20/22	4,064,979
6,150,000	0.07%, 8/10/22	6,149,967
1,655,000	1.21%, 9/1/22(a)	1,651,551
2,230,000	1.60%(SOFR+10bps), 9/2/22	2,230,000
1,845,000	1.59%(SOFR+9bps), 10/7/22	1,845,000
2,250,000	1.59%(SOFR+8bps), 10/14/22	2,250,000
1,970,000	0.40%, 11/1/22(a)	1,967,308
2,705,000	1.58%(SOFR+8bps), 11/3/22	2,705,000
2,535,000	1.31%, 11/14/22(a)	2,522,550
7,980,000	1.53%(SOFR+2bps), 11/28/22	7,979,917
4,150,000	1.54%(SOFR+3bps), 1/12/23	4,149,888
1,070,000	1.57%(SOFR+6bps), 1/20/23	1,070,000
1,290,000	1.53%(SOFR+4bps), 3/10/23	1,290,135
3,240,000	1.53%(SOFR+2bps), 5/16/23	3,239,931
710,000	2.26%, 6/7/23	709,946
370,000	1.55%(SOFR+4bps), 7/12/23	369,981
1,420,000	1.54%(SOFR+3bps), 7/25/23	1,419,954
2,740,000	1.56%(SOFR+5bps), 8/22/23	2,740,000
1,870,000	1.56%(SOFR+5bps), 9/28/23	1,870,000
2,955,000	1.55%(SOFR+5bps), 10/16/23	2,955,000
3,435,000	1.57%(SOFR+6bps), 11/22/23	3,435,000
580,000	1.57%(SOFR+6bps), 1/10/24	580,000
3,825,000	1.55%(SOFR+5bps), 2/20/24	3,825,000
2,425,000	1.56%(SOFR+5bps), 5/9/24	2,425,000

		64,921,107

Federal Home Loan Mortgage Corp. (0.7%)
2,000,000	0.08%, 7/25/22	2,000,058
1,535,000	1.57%(SOFR+7bps), 11/10/22	1,535,000

		3,535,058

Total U.S. Government Agency Mortgages (Cost $159,662,570)		159,662,570

U.S. Treasury Obligations (21.8%):
U.S. Treasury Bills (16.5%)
11,395,000	0.52%, 7/5/22(a)	11,394,348
3,260,000	0.22%, 7/7/22(a)	3,259,881
1,065,000	1.01%, 7/12/22(a)	1,064,675
6,440,000	1.01%, 7/19/22(a)	6,436,780

Principal Amount		Value

U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$1,230,000	0.39%, 7/28/22(a)	$1,229,650
5,855,000	0.82%, 8/2/22(a)	5,850,810
16,000,000	1.12%, 8/4/22(a)	15,983,378
1,385,000	0.78%, 8/18/22(a)	1,383,578
3,155,000	0.68%, 9/1/22(a)	3,151,360
19,096,800	0.72%, 9/8/22(a)	19,073,137
1,870,000	0.89%, 9/22/22(a)	1,866,249
1,585,000	1.07%, 9/29/22(a)	1,580,839
4,191,700	1.13%, 10/6/22(a)	4,179,163
3,625,000	2.57%, 12/29/22(a)	3,586,119
2,345,000	0.64%, 1/26/23(a)	2,336,423
2,035,000	1.17%, 2/23/23(a)	2,019,660
575,000	2.16%, 5/18/23(a)	564,233

		84,960,283

U.S. Treasury Notes (5.3%)
2,000,000	1.35%, 12/15/22	2,002,478
5,000,000	1.80%(USBMMY3M+5bps), 1/31/23	5,000,193
4,260,000	1.31%, 2/28/23	4,296,673
9,565,000	2.02%, 2/28/23	9,446,336
635,000	2.12%, 4/30/23	624,606
1,260,000	2.19%, 5/15/23	1,255,246
4,660,000	1.79%(USBMMY3M+4bps), 10/31/23	4,660,000

		27,285,532

Total U.S. Treasury Obligations (Cost $112,245,815)		112,245,815

Repurchase Agreements (47.1%):
15,000,000	Bank of Montreal, 1.48%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $15,000,617, Collateralized by U.S. Treasury Obligations, 0.00%, 2/15/25 — 8/15/49, fair value of $15,300,000)	15,000,000
35,000,000	Bank of Nova Scotia, 1.50%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $35,001,458, Collateralized by U.S. Treasury Obligations, 0.00% —3.25%, 7/14/22 — 6/30/29, fair value of $35,701,568)	35,000,000
40,000,000	BNP Paribas, 1.55%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $40,001,722, Collateralized by U.S. Government Agency Obligations, 0.38% — 4.00%, 5/5/23 — 6/1/52, fair value of $40,800,025)	40,000,000
35,000,000	Citigroup Global Markets, 1.55%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $35,001,507, Collateralized by U.S. Treasury Note, 0.75%, 11/15/24, fair value of $35,700,082)	35,000,000
30,000,000	Mitsubishi UFJ Securities USA, Inc., 1.48%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $30,001,233, Collateralized by U.S. Government Agency Obligations, 2.00% — 6.50%, 8/1/22 — 7/1/56, fair value of $30,900,000)	30,000,000
30,000,000	Morgan Stanley & Co., 1.55%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $30,001,292, Collateralized by U.S. Government Agency Obligations, 2.00% — 6.50%, 8/1/22 — 7/1/56, fair value of $30,900,000)	30,000,000
30,000,000	Natixis, 1.48%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $30,001,233, Collateralized by U.S. Treasury Obligations, 1.13% — 4.38%, 6/30/24 — 11/15/46, fair value of $30,600,014)	30,000,000

See accompanying notes to the financial statements.

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value

Repurchase Agreements, continued
$12,000,000	Toronto Dominion Bank NY, 1.50%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $12,000,500, Collateralized by U.S. Treasury Note, 3.00%, 6/30/24, fair value of $12,240,053)	$12,000,000
15,000,000	Toronto Dominion Bank NY, 1.55%, 7/1/22, (Purchased on 6/30/22, proceeds at maturity $15,000,646, Collateralized by U.S. Government Agency Obligations, 3.50% — 5.00%, 4/1/47 — 6/1/52, fair value of $15,450,001)	15,000,000

Total Repurchase Agreements (Cost $242,000,000)		242,000,000

Total Investment Securities (Cost $513,908,385) — 100.0%		513,908,385
Net other assets (liabilities) — 0.0%†		(72,307)

Net Assets — 100.0%		$513,836,078

Percentages indicated are based on net assets as of June 30, 2022.

FEDL01—Effective Federal Fund Rate

SOFR—Secured Overnight Financing Rate

USBMMY3M—3 Month Treasury Bill Rate

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2022.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$271,908,385

Investment securities, at value	$271,908,385
Repurchase agreements, at value/cost	242,000,000
Cash	212,366
Interest and dividends receivable	214,450
Receivable for capital shares issued	2,887
Receivable from Manager	4,058
Prepaid expenses	1,172

Total Assets	514,343,318

Liabilities:
Payable for investments purchased	2,887
Manager fees payable	332,749
Administration fees payable	50,540
Distribution fees payable	101,445
Custodian fees payable	1,138
Administrative and compliance services fees payable	606
Transfer agent fees payable	1,010
Trustee fees payable	4,659
Other accrued liabilities	12,206

Total Liabilities	507,240

Net Assets	$513,836,078

Net Assets Consist of:
Paid in capital	$513,821,001
Total distributable earnings	15,077

Net Assets	$513,836,078

Shares of beneficial interest (unlimited number of shares authorized, no par value)	513,821,123
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$1,051,206

Total Investment Income	1,051,206

Expenses:
Management fees	834,028
Administration fees	38,526
Distribution fees	595,735
Custodian fees	5,059
Administrative and compliance services fees	3,041
Transfer agent fees	2,921
Trustee fees	12,184
Professional fees	9,960
Shareholder reports	8,067
Other expenses	4,889

Total expenses before reductions	1,514,410
Less Management fees contractually waived	(23,832)
Less expenses waived/reimbursed by the Manager for minimum daily yield	(495,298)

Net expenses	995,280

Net Investment Income/(Loss)	55,926

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	6,075

Net realized and Change in net unrealized gains/losses on investments	6,075

Change in Net Assets Resulting From Operations	$62,001

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$55,926	$267
Net realized gains/(losses) on investments	6,075	8,732

Change in net assets resulting from operations	62,001	8,999

Distributions to Shareholders:
Distributions	(55,923)	(4,913)

Change in net assets resulting from distributions to shareholders	(55,923)	(4,913)

Capital Transactions:
Proceeds from shares issued	349,455,328	890,444,096
Proceeds from dividends reinvested	55,917	4,913
Value of shares redeemed	(375,576,955)	(958,627,851)

Change in net assets resulting from capital transactions	(26,065,710)	(68,178,842)

Change in net assets	(26,059,632)	(68,174,756)
Net Assets:
Beginning of period	539,895,710	608,070,466

End of period	$513,836,078	$539,895,710

Share Transactions:
Shares issued	349,455,327	890,444,096
Dividends reinvested	55,917	4,913
Shares redeemed	(375,576,955)	(958,627,850)

Change in shares	(26,065,711)	(68,178,841)

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	—	(a)(b)	—	(b)	0.01 (b)	0.01	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	— (a)	— (a)	—	(a)

Total from Investment Activities	—	(a)	—	(a)	—		0.01	0.01	—

Distributions to Shareholders From:
Net Investment Income	—	(a)	—	(a)	—	(a)	(0.01)	(0.01)	—	(a)
Net Realized Gains	—		—		—		— (a)	—	—	(a)

Total Dividends	—	(a)	—	(a)	—	(a)	(0.01)	(0.01)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(c)	0.01	%(d)	—		0.21%		1.39%	1.01%	0.05%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$513,836		$539,896		$608,070		$481,524	$453,175	$490,632
Net Investment Income/(Loss)(e)	0.02%		0.00	%(a)	0.18%		1.37%	1.00%	0.04%
Expenses Before Reductions(e)(f)	0.64%		0.65%		0.66%		0.88%	0.87%	0.87%
Expenses Net of Reductions(e)	0.42	%(g)	0.08	%(g)	0.35	%(g)	0.87%	0.87%	0.87%

(a)	Represents less than $0.005 or 0.005%.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Government Money Market Fund	0.35%	0.87%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2022 are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.”

At June, 30, 2022, the reimbursements of minimum daily yield waivers subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2023	Expires 12/31/2024	Expires 12/31/2025	Total

AZL Government Money Market Fund	$1,499,146	$2,758,972	$495,298	$4,753,416

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgages	$—	$159,662,570	$—	$159,662,570
U.S. Treasury Obligations	—	112,245,815	—	112,245,815
Repurchase Agreements	—	242,000,000	—	242,000,000

Total Investment Securities	$—	$513,908,385	$—	$513,908,385

5. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.

6. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $555,920,994. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$—
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$—

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Government Money Market Fund	$4,913	$—	$4,913

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)

AZL Government Money Market Fund	$8,999	$—	$—	$—	$8,999

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission each month on Form N-MFP. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on its website.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® International Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 21

Statement Regarding the Trust’s Liquidity Risk Management Program Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL International Index Fund, Class 1	$1,000.00	$809.30	$1.93	0.43%

AZL International Index Fund, Class 2	$1,000.00	$807.60	$3.05	0.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL International Index Fund, Class 1	$1,000.00	$1,022.66	$2.16	0.43%

AZL International Index Fund, Class 2	$1,000.00	$1,021.42	$3.41	0.68%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	17.4%

Industrials	14.6

Health Care	13.7

Consumer Discretionary	11.2

Consumer Staples	10.7

Information Technology	7.7

Materials	7.4

Communication Services	5.0

Energy	4.7

Utilities	3.5

Real Estate	2.8

Total Common Stocks and Preferred Stocks	98.7

Short-Term Security Held as Collateral for Securities on Loan	2.2

Unaffiliated Investment Company	0.1

Total Investment Securities	101.0

Net other assets (liabilities)	(1.0)

Net Assets	100.0%

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (1.3%):
55,997	Airbus SE	$5,497,439
296,205	BAE Systems plc	2,995,349
2,600	Dassault Aviation SA	405,825
2,648	Elbit Systems, Ltd.	607,403
8,611	Kongsberg Gruppen ASA	309,956
5,176	MTU Aero Engines AG	942,065
811,907	Rolls-Royce Holdings plc*	820,955
32,758	Safran SA	3,276,554
151,200	Singapore Technologies Engineering, Ltd.	444,977
10,114	Thales SA	1,240,471

		16,540,994

Air Freight & Logistics (0.3%):
94,643	Deutsche Post AG	3,545,327
29,500	SG Holdings Co., Ltd.	498,133
30,300	Yamato Holdings Co., Ltd.	484,318

		4,527,778

Airlines (0.1%):
15,100	ANA Holdings, Inc.*	278,446
54,268	Deutsche Lufthansa AG*^	316,467
15,670	Japan Airlines Co., Ltd.*	274,578
83,673	Qantas Airways, Ltd.*	258,338
132,250	Singapore Airlines, Ltd.*	486,275

		1,614,104

Auto Components (0.7%):
15,300	Aisin Sieki Co., Ltd.	474,110
53,700	Bridgestone Corp.^	1,960,714
64,140	Cie Generale des Etablissements Michelin SCA	1,763,417
10,683	Continental AG	744,359
41,500	Denso Corp.	2,207,789
10,300	Koito Manufacturing Co., Ltd.	327,255
65,900	Sumitomo Electric Industries, Ltd.	728,926
14,300	Toyota Industries Corp.	886,518
21,158	Valeo SA	414,064

		9,507,152

Automobiles (2.8%):
31,903	Bayerische Motoren Werke AG (BMW)	2,455,770
76,265	Daimler AG, Registered Shares	4,412,818
11,968	Ferrari NV	2,207,075
155,500	Honda Motor Co., Ltd.	3,762,029
57,400	Isuzu Motors, Ltd.	632,948
55,200	Mazda Motor Corp.	452,101
225,300	Nissan Motor Co., Ltd.	878,283
17,987	Renault SA*	455,147
108,841	Stellantis NV	1,355,270
102,332	Stellantis NV	1,281,570
59,500	Subaru Corp.	1,058,644
36,100	Suzuki Motor Corp.	1,135,965
1,012,230	Toyota Motor Corp.	15,591,350
2,783	Volkswagen AG	507,113
57,386	Volvo Car AB, Class B*^	381,215
29,100	Yamaha Motor Co., Ltd.	533,731

		37,101,029

Banks (8.8%):
39,378	ABN AMRO Group NV	442,652
269,268	Australia & New Zealand Banking Group, Ltd.	4,096,000

Shares		Value
Common Stocks, continued
Banks, continued
639,153	Banco Bilbao Vizcaya Argentaria SA	$2,900,497
1,661,618	Banco Santander SA	4,685,015
114,343	Bank Hapoalim BM	961,693
143,079	Bank Leumi Le-Israel BM	1,281,328
1,608,313	Barclays plc	3,010,499
106,518	BNP Paribas SA^	5,070,913
357,500	BOC Hong Kong Holdings, Ltd.	1,415,008
433,539	CaixaBank SA	1,508,479
50,300	Chiba Bank, Ltd. (The)	275,021
94,893	Commerzbank AG*	664,775
162,818	Commonwealth Bank of Australia	10,161,170
114,300	Concordia Financial Group, Ltd.	396,160
119,319	Credit Agricole SA	1,092,864
67,020	Danske Bank A/S	950,029
172,200	DBS Group Holdings, Ltd.	3,686,634
89,278	DNB Bank ASA	1,607,472
31,508	Erste Group Bank AG	800,233
58,168	Finecobank Banca Fineco SpA^	701,100
74,400	Hang Seng Bank, Ltd.	1,314,571
1,931,458	HSBC Holdings plc	12,598,371
374,413	ING Groep NV	3,715,343
1,564,979	Intesa Sanpaolo SpA	2,942,041
117,795	Isreal Discount Bank	617,174
39,400	Japan Post Bank Co., Ltd.	306,494
24,035	KBC Group NV	1,349,957
6,745,798	Lloyds Banking Group plc	3,478,983
57,465	Mediobanca SpA	500,166
1,137,500	Mitsubishi UFJ Financial Group, Inc.	6,087,084
12,974	Mizrahi Tefahot Bank, Ltd.	431,998
232,063	Mizuho Financial Group, Inc.	2,639,239
307,894	National Australia Bank, Ltd.	5,821,618
542,583	Natwest Group plc	1,443,113
311,896	Nordea Bank AB	2,748,258
329,799	Oversea-Chinese Banking Corp., Ltd.	2,708,621
198,987	Resona Holdings, Inc.	745,589
40,300	Shizuoka Bank, Ltd. (The)	242,178
156,793	Skandinaviska Enskilda Banken AB, Class A	1,541,504
76,585	Societe Generale	1,679,384
245,055	Standard Chartered plc	1,847,360
123,669	Sumitomo Mitsui Financial Group, Inc.	3,673,387
32,503	Sumitomo Mitsui Trust Holdings, Inc.	1,001,574
136,334	Svenska Handelsbanken AB, Class A	1,166,739
84,980	Swedbank AB, Class A	1,075,747
203,682	Unicredit SpA	1,952,823
114,273	United Overseas Bank, Ltd.	2,163,893
333,022	Westpac Banking Corp.	4,483,942

		115,984,693

Beverages (2.2%):
82,971	Anheuser-Busch InBev NV	4,475,027
43,700	Asahi Breweries, Ltd.	1,432,646
159,300	Budweiser Brewing Co. APAC, Ltd.	477,808
9,701	Carlsberg A/S, Class B	1,237,667
19,778	Coca-Cola European Partners plc	1,015,106
18,675	Coca-Cola HBC AG	414,589
47,617	David Campari-Milano NV	502,695
220,442	Diageo plc	9,508,648
9,708	Heineken Holding NV	709,977

See accompanying notes to the financial statements.

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
24,673	Heineken NV	$2,259,272
4,600	ITO EN, Ltd.	205,996
80,200	Kirin Holdings Co., Ltd.	1,264,157
19,868	Pernod Ricard SA	3,679,739
2,253	Remy Cointreau SA	396,711
12,700	Suntory Beverage & Food, Ltd.	480,452
69,034	Treasury Wine Estates, Ltd.	540,367

		28,600,857

Biotechnology (1.0%):
4,510	Argenx SE*	1,701,909
45,969	CSL, Ltd.	8,539,541
6,376	Genmab A/S*	2,068,527
26,848	Grifols SA*	507,765
16,266	Swedish Orphan Biovitrum AB*	352,233

		13,169,975

Building Products (1.0%):
18,700	AGC, Inc.^	658,073
95,391	ASSA Abloy AB, Class B	2,042,470
47,806	Cie de Saint-Gobain	2,076,322
23,700	Daikin Industries, Ltd.	3,804,309
3,497	Geberit AG, Registered Shares	1,682,236
14,486	Kingspan Group plc	871,347
28,700	Lixil Corp.	537,939
145,943	Nibe Industrier AB, Class B	1,097,731
817	ROCKWOOL A/S, Class B	184,742
14,700	TOTO, Ltd.	486,003
160,000	Xinyi Glass Holdings, Ltd.	385,122

		13,826,294

Capital Markets (2.7%):
91,579	3i Group plc	1,236,989
6,085	Amundi SA	336,793
18,856	ASX, Ltd.	1,063,950
247,697	Credit Suisse Group AG	1,410,613
136,800	Daiwa Securities Group, Inc.	611,375
195,137	Deutsche Bank AG	1,700,089
18,296	Deutsche Boerse AG	3,059,649
28,000	EQT AB	582,370
8,637	Euronext NV	707,557
5,295	Futu Holdings, Ltd., ADR*	276,452
32,892	Hargreaves Lansdown plc	315,723
115,093	Hong Kong Exchanges & Clearing, Ltd.	5,745,376
49,100	Japan Exchange Group, Inc.	709,216
20,509	Julius Baer Group, Ltd.	947,668
31,215	London Stock Exchange Group plc	2,901,226
35,098	Macquarie Group, Ltd.	3,988,132
280,300	Nomura Holdings, Inc.	1,025,373
2,198	Partners Group Holding AG	1,983,140
21,790	SBI Holdings, Inc.	426,792
13,061	Schroders plc	425,215
73,500	Singapore Exchange, Ltd.	501,150
52,207	St. James Place plc	701,539
337,815	UBS Group AG	5,453,916

		36,110,303

Chemicals (3.1%):
49,892	Air Liquide SA	6,742,534
17,296	Akzo Nobel NV	1,142,561

Shares		Value
Common Stocks, continued
Chemicals, continued
5,830	Arkema SA	$525,338
121,500	Asahi Kasei Corp.	928,651
88,270	BASF SE	3,840,621
10,004	Christian Hansen Holding A/S	729,982
21,010	Clariant AG*	400,656
18,813	Covestro AG	650,111
13,801	Croda International plc	1,088,168
671	EMS-Chemie Holding AG	499,967
19,386	Evonik Industries AG	413,841
887	Givaudan SA, Registered Shares^	3,135,339
64,507	ICL Group, Ltd.	589,511
17,673	Johnson Matthey plc	414,687
17,200	JSR Corp.	446,777
16,579	Koninklijke DSM NV	2,394,623
122,000	Mitsubishi Chemical Holdings Corp.	661,531
19,400	Mitsui Chemicals, Inc.	413,685
74,000	Nippon Paint Holdings Co., Ltd.^	552,229
13,900	Nippon Sanso Holdings Corp.	221,803
12,000	Nissan Chemical Corp.	553,537
13,300	Nitto Denko Corp.	861,630
19,390	Novozymes A/S, Class B	1,167,806
10,146	OCI NV	334,515
40,418	Orica, Ltd.	439,049
35,500	Shin-Etsu Chemical Co., Ltd.	4,008,168
13,777	Sika AG	3,178,788
6,954	Solvay SA	564,094
138,500	Sumitomo Chemical Co., Ltd.	540,750
12,772	Symrise AG	1,389,774
133,000	Toray Industries, Inc.	746,820
23,300	Tosoh Corp.	289,622
19,106	Umicore SA	667,753
15,521	Yara International ASA	651,650

		41,186,571

Commercial Services & Supplies (0.3%):
133,473	Brambles, Ltd.	985,728
22,100	Dai Nippon Printing Co., Ltd.	477,003
181,054	Rentokil Initial plc	1,046,283
20,500	Secom Co., Ltd.	1,267,394
32,576	Securitas AB, Class B	282,979
26,200	TOPPAN, INC.	438,106

		4,497,493

Communications Equipment (0.3%):
516,875	Nokia OYJ	2,407,354
281,773	Telefonaktiebolaget LM Ericsson, Class B	2,104,204

		4,511,558

Construction & Engineering (0.7%):
21,282	ACS Actividades de Construccion y Servicios SA	516,231
21,607	Bouygues SA^	668,126
7,930	Eiffage SA	720,059
45,328	Ferrovial SA	1,155,718
42,800	Kajima Corp.	491,517
58,500	Obayashi Corp.	425,031
49,500	Shimizu Corp.	273,842
32,096	Skanska AB, Class B	492,766
17,800	Taisei Corp.	554,693

See accompanying notes to the financial statements.

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
50,638	Vinci SA	$4,548,694

		9,846,677

Construction Materials (0.5%):
73,165	CRH plc	2,532,104
13,132	HeidelbergCement AG	630,745
53,383	Holcim, Ltd.	2,286,902
40,937	James Hardie Industries SE	896,479

		6,346,230

Consumer Finance (0.0%†):
—	Isracard, Ltd.	1

Containers & Packaging (0.1%):
23,939	Smurfit Kappa Group plc	807,697

Distributors (0.0%†):
2,397	D’ieteren Group	351,117

Diversified Consumer Services (0.0%†):
21,043	IDP Education, Ltd.	345,378

Diversified Financial Services (0.8%):
3,632	Eurazeo SE	226,877
10,311	EXOR NV	647,050
9,992	Groupe Bruxelles Lambert SA	834,624
13,325	Industrivarden AB, Class A	300,336
13,871	Industrivarden AB, Class C	308,972
46,796	Investor AB	841,296
174,720	Investor AB, Class B	2,877,081
23,067	Kinnevik AB, Class B*	372,273
7,907	L E Lundbergforetagen AB	321,939
242,263	M&G plc	574,088
63,300	Mitsubishi HC Capital, Inc.	292,246
114,600	ORIX Corp.	1,924,094
1,465	Sofina SA	299,599
202,311	Standard Life Aberdeen plc	394,117
2,640	Wendel^	223,119

		10,437,711

Diversified Telecommunication Services (2.1%):
669,143	BT Group plc	1,518,161
52,336	Cellnex Telecom SAU	2,038,529
310,440	Deutsche Telekom AG	6,162,802
13,416	Elisa OYJ	753,999
345,525	HKT Trust & HKT, Ltd.	464,304
34,963	Infrastrutture Wireless Italiane SpA	355,648
305,489	Koninklijke KPN NV	1,089,559
113,704	Nippon Telegraph & Telephone Corp.	3,265,174
187,082	Orange SA	2,199,740
15,181	Proximus SADP	223,789
807,800	Singapore Telecommunications, Ltd.	1,472,498
171,151	Spark New Zealand, Ltd.	512,813
2,410	Swisscom AG	1,334,210
1,036,625	Telecom Italia SpA*	271,580
87,057	Telefonica Deutschland Holding AG	250,001
511,949	Telefonica SA	2,608,919
67,343	Telenor ASA	897,482
255,818	Telia Co AB	980,669
402,715	Telstra Corp., Ltd.	1,069,461
9,884	United Internet AG, Registered Shares	282,011

		27,751,349

Shares		Value
Common Stocks, continued
Electric Utilities (1.9%):
2,377	Acciona SA	$439,191
62,500	Chubu Electric Power Co., Inc.	629,440
65,570	CK Infrastructure Holdings, Ltd.	402,864
155,000	CLP Holdings, Ltd.	1,286,822
256,412	EDP - Energias de Portugal SA	1,198,220
50,910	Electricite de France	416,644
2,920	Elia Group SA/NV^	414,155
29,444	Endesa SA^	555,548
779,967	Enel SpA	4,286,394
43,380	Fortum OYJ	651,645
292,500	HK Electric Investments, Ltd.	268,433
551,616	Iberdrola SA	5,723,198
68,100	Kansai Electric Power Co., Inc. (The)	674,814
61,309	Mercury NZ, Ltd.	216,234
164,929	Origin Energy, Ltd.	656,774
18,338	Orsted A/S	1,917,831
131,500	Power Assets Holdings, Ltd.	828,292
41,252	Red Electrica Corp SA	780,918
100,812	Scottish & Southern Energy plc	1,992,723
135,086	Terna SpA	1,061,578
141,400	Tokyo Electric Power Co. Holdings, Inc.*	591,177
6,614	Verbund AG, Class A	647,405

		25,640,300

Electrical Equipment (1.6%):
156,410	ABB, Ltd.	4,180,879
11,800	Fuji Electric Co., Ltd.	489,455
25,388	Legrand SA^	1,889,219
186,100	Mitsubishi Electric Corp.	1,992,243
43,000	Nidec Corp.	2,659,238
24,934	Prysmian SpA	688,006
51,700	Schneider Electric SA	6,123,933
38,275	Siemens Energy AG	561,234
22,086	Siemens Gamesa Renewable Energy*	416,904
97,485	Vestas Wind Systems A/S	2,066,192

		21,067,303

Electronic Equipment, Instruments & Components (1.4%):
10,300	Azbil Corp.	270,931
37,098	Halma plc	914,370
12,900	Hamamatsu Photonics KK	501,644
182,151	Hexagon AB, Class B	1,895,066
3,214	Hirose Electric Co., Ltd.	424,481
11,000	Ibiden Co., Ltd.	307,474
18,680	Keyence Corp.	6,393,791
30,600	Kyocera Corp.	1,638,150
55,100	Murata Manufacturing Co., Ltd.	2,984,683
17,100	Omron Corp.	869,719
22,900	Shimadzu Corp.	724,907
36,100	TDK Corp.	1,116,605
27,200	Venture Corp., Ltd.	326,138
21,900	Yokogawa Electric Corp.	359,353

		18,727,312

Energy Equipment & Services (0.0%†):
44,339	Tenaris SA	569,560

Entertainment (1.0%):
82,040	Bollore, Inc.	382,678
15,700	Capcom Co., Ltd.	381,592

See accompanying notes to the financial statements.

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
61,516	Embracer Group AB*	$469,820
5,980	Koei Tecmo Holdings Co., Ltd.	193,215
8,600	Konami Holdings Corp.	476,372
46,900	Nexon Co., Ltd.	961,076
10,600	Nintendo Co., Ltd.	4,581,915
34,528	Sea, Ltd., ADR*	2,308,542
8,000	Square Enix Holdings Co., Ltd.	354,642
10,900	Toho Co., Ltd.	394,354
8,761	UbiSoft Entertainment SA*	386,932
68,093	Universal Music Group NV	1,375,568
65,985	Vivendi Universal SA	673,319

		12,940,025

Equity Real Estate Investment Trusts (1.3%):
334,683	Ascendas Real Estate Investment Trust	687,083
85,015	British Land Co. plc	463,041
481,113	CapitaLand Mall Trust	752,225
4,592	Covivio	257,192
206	Daiwahouse Residential Investment Corp.	467,035
102,333	Dexus	626,433
4,333	Gecina SA	407,562
394	GLP J-REIT	481,621
157,397	Goodman Group	1,935,814
181,051	GPT Group	526,664
675	Japan Metropolitan Fund Invest	526,163
116	Japan Real Estate Investment Corp.	533,622
20,015	Klepierre	385,411
67,234	Land Securities Group plc	543,762
197,300	Link REIT (The)	1,611,404
235,300	Mapletree Commercial Trust	310,281
323,434	Mapletree Logistics Trust	391,600
377,732	Mirvac Group	514,341
141	Nippon Building Fund, Inc.	701,676
212	Nippon Prologis REIT, Inc.	521,492
387	Nomura Real Estate Master Fund, Inc.	483,309
501,635	Scentre Group	895,595
114,179	Segro plc	1,357,521
223,911	Stockland	557,983
10,831	Unibail-Rodamco-Westfield*	552,681
351,082	Vicinity Centres	444,890
14,324	Warehouses De Pauw CVA	450,630

		17,387,031

Food & Staples Retailing (1.4%):
64,300	AEON Co., Ltd.	1,116,370
59,902	Carrefour SA	1,062,692
126,586	Coles Group, Ltd.	1,556,494
131,643	Endeavour Group, Ltd.	687,952
16,359	HelloFresh SE*	529,283
155,527	J Sainsbury plc	386,271
26,690	Jeronimo Martins SGPS SA	580,037
25,562	Kesko Oyj, Class B	603,355
13,900	Kobe Bussan Co., Ltd.	340,308
100,922	Koninklijke Ahold Delhaize NV	2,629,827
46,805	Ocado Group plc*	445,060
71,000	Seven & I Holdings Co., Ltd.	2,752,686
737,233	Tesco plc	2,292,661
9,400	Welcia Holdings Co., Ltd.	188,366

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
114,914	Woolworths Group, Ltd.	$2,822,289

		17,993,651

Food Products (3.6%):
45,700	Ajinomoto Co., Inc.	1,112,245
33,925	Associated British Foods plc	655,712
343	Barry Callebaut AG, Registered Shares	768,321
10	Chocoladefabriken Lindt & Spruengli AG	1,048,668
62,641	Danone SA	3,519,852
7,602	JDE Peet’s NV	216,993
15,243	Kerry Group plc, Class A	1,459,993
13,900	Kikkoman Corp.	738,366
99	Lindt & Spruengli AG	1,007,100
11,652	Meiji Holdings Co., Ltd.	572,146
39,838	Mowi ASA	909,298
268,684	Nestle SA	31,527,275
19,545	Nisshin Seifun Group, Inc.	228,866
5,900	Nissin Foods Holdings Co., Ltd.	407,377
78,138	Orkla ASA, Class A	625,721
5,672	Salmar ASA	400,358
769,797	WH Group, Ltd.	595,600
174,600	Wilmar International, Ltd.	508,131
12,100	Yakult Honsha Co., Ltd.	698,640

		47,000,662

Gas Utilities (0.4%):
112,935	APA Group	877,774
22,895	Enagas SA	505,646
1,061,135	Hong Kong & China Gas Co., Ltd.	1,143,198
14,006	Naturgy Energy Group SA	403,378
34,500	Osaka Gas Co., Ltd.	662,707
195,393	Snam SpA	1,025,398
34,900	Tokyo Gas Co., Ltd.	722,167

		5,340,268

Health Care Equipment & Supplies (1.9%):
47,908	Alcon, Inc.	3,347,106
17,500	Asahi Intecc Co., Ltd.	263,867
4,310	BioMerieux	420,919
3,661	Carl Zeiss Meditec AG	437,117
6,255	Cochlear, Ltd.	858,276
11,276	Coloplast A/S, Class B	1,288,103
10,100	Demant A/S*	379,192
2,417	DiaSorin SpA	317,420
56,022	Fisher & Paykel Healthcare Corp., Ltd.	697,641
23,058	Getinge AB, Class B	533,577
12,113	GN Store Nord A/S	427,364
35,600	Hoya Corp.	3,043,711
85,120	Koninklijke Philips NV	1,846,624
118,900	Olympus Corp.	2,391,523
2,202	Sartorius AG	769,063
26,574	Siemens Healthineers AG	1,350,655
81,642	Smith & Nephew plc	1,141,252
5,061	Sonova Holding AG	1,612,040
10,733	Straumann Holding AG, Class R	1,291,306
15,500	Sysmex Corp.	934,076
62,500	Terumo Corp.	1,884,973

		25,235,805

See accompanying notes to the financial statements.

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services (0.3%):
12,628	Amplifon SpA	$388,712
19,977	Fresenius Medical Care AG & Co., KGaA	997,591
39,793	Fresenius SE & Co. KGaA	1,205,565
17,176	Ramsay Health Care, Ltd.	868,453
44,295	Sonic Healthcare, Ltd.	1,009,585

		4,469,906

Health Care Technology (0.1%):
42,200	M3, Inc.	1,214,311

Hotels, Restaurants & Leisure (1.4%):
17,675	Accor SA*	485,355
57,102	Aristocrat Leisure, Ltd.	1,355,845
170,440	Compass Group plc	3,488,799
5,969	Domino’s Pizza Enterprises, Ltd.	279,875
57,078	Entain plc*	865,963
17,608	Evolution AB	1,604,063
16,312	Flutter Entertainment plc*	1,651,142
209,000	Galaxy Entertainment Group, Ltd.	1,250,699
516,457	Genting Singapore, Ltd.	268,138
17,748	InterContinental Hotels Group plc	940,783
9,051	La Francaise des Jeux SAEM	315,271
216,784	Lottery Corp., Ltd. (The)*	676,202
7,029	McDonald’s Holdings Co., Ltd.	255,934
19,200	Oriental Land Co., Ltd.	2,674,331
212,332	Sands China, Ltd.*	518,499
8,312	Sodexo SA	589,726
19,102	Whitbread plc	576,990

		17,797,615

Household Durables (1.3%):
94,382	Barratt Developments plc	526,009
10,916	Berkeley Group Holdings plc*	495,207
23,465	Electrolux AB, Class B	316,226
16,200	Iida Group Holdings Co., Ltd.	249,567
8,300	Open House Co., Ltd.	330,641
215,100	Panasonic Holdings Corp.	1,740,320
30,952	Persimmon plc	702,487
2,415	SEB SA	232,965
34,500	Sekisui Chemical Co., Ltd.	472,674
59,900	Sekisui House, Ltd.	1,048,502
16,000	Sharp Corp.	123,851
120,400	Sony Group Corp.	9,840,998
351,444	Taylor Wimpey plc	499,493

		16,578,940

Household Products (0.6%):
57,669	Essity AB, Class B	1,506,485
9,738	Henkel AG & Co. KGaA	595,864
68,064	Reckitt Benckiser Group plc	5,111,486
37,800	Unicharm Corp.	1,265,748

		8,479,583

Independent Power and Renewable Electricity Producers (0.1%):
27,555	EDP Renovaveis SA	650,998
123,351	Meridian Energy, Ltd.	359,863
8,605	Uniper SE	127,673

		1,138,534

Industrial Conglomerates (1.5%):
256,744	CK Hutchison Holdings, Ltd.	1,746,108

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
9,292	DCC plc	$580,510
91,820	Hitachi, Ltd.	4,351,185
15,609	Investment AB Latour, Class B^	309,197
21,000	Jardine Matheson Holdings, Ltd.	1,105,279
136,400	Keppel Corp., Ltd.	637,856
23,499	Lifco AB, Class B	378,051
417,063	Melrose Industries plc	761,407
4,194	Rheinmetall AG	968,326
73,264	Siemens AG	7,455,573
37,280	Smiths Group plc	635,632
36,300	Toshiba Corp.^	1,476,597

		20,405,721

Insurance (5.2%):
18,070	Admiral Group plc	493,799
171,254	Aegon NV	746,314
14,998	Ageas NV	660,220
1,160,000	AIA Group, Ltd.	12,741,940
39,084	Allianz SE+	7,459,841
106,939	Assicurazioni Generali SpA	1,712,561
264,715	Aviva plc	1,293,038
186,508	AXA SA	4,237,760
4,338	Baloise Holding AG	712,184
94,400	Dai-ichi Life Holdings, Inc.	1,742,953
19,206	Gjensidige Forsikring ASA	390,235
5,846	Hannover Rueck SE	847,979
229,877	Insurance Australia Group, Ltd.	691,986
229,200	Japan Post Holdings Co., Ltd.	1,637,839
19,500	Japan Post Insurance Co., Ltd.	312,127
575,365	Legal & General Group plc	1,679,250
266,611	Medibank Private, Ltd.	598,246
43,611	MS&AD Insurance Group Holdings, Inc.	1,337,256
13,395	Muenchener Rueckversicherungs-Gesellschaft AG	3,147,360
27,551	NN Group NV	1,259,915
65,334	Phoenix Group Holdings plc	469,885
49,390	Poste Italiane SpA	463,926
261,270	Prudential plc	3,249,380
143,233	QBE Insurance Group, Ltd.	1,201,638
46,866	Sampo Oyj, Class A	2,040,601
29,325	Sompo Holdings, Inc.	1,293,940
123,286	Suncorp Group, Ltd.	934,627
3,030	Swiss Life Holding AG	1,477,468
28,795	Swiss Re AG	2,233,401
50,836	T&D Holdings, Inc.	607,669
59,600	Tokio Marine Holdings, Inc.	3,473,675
33,997	Tryg A/S	763,991
14,351	Zurich Insurance Group AG	6,247,310

		68,160,314

Interactive Media & Services (0.2%):
25,768	Adevinta ASA*	187,647
91,858	Auto Trader Group plc	621,058
13,000	Kakaku.com, Inc.	214,705
5,498	REA Group, Ltd.	423,751
7,342	Scout24 AG	377,166
33,025	Seek, Ltd.	479,127
259,100	Z Holdings Corp.	758,129

		3,061,583

See accompanying notes to the financial statements.

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail (0.6%):
16,337	Delivery Hero SE*	$612,310
17,726	Just Eat Takeaway*	283,399
78,565	Prosus NV	5,191,488
80,900	Rakuten, Inc.	365,344
21,658	Zalando SE*	566,380
13,200	ZOZO, Inc.	238,160

		7,257,081

IT Services (1.4%):
2,087	Adyen NV*	3,067,487
43,031	Amadeus IT Group SA*	2,417,324
8,520	Bechtle AG	348,316
15,564	Capgemini SA	2,691,084
52,517	Computershare, Ltd.	893,673
24,045	Edenred	1,139,222
18,800	Fujitsu, Ltd.	2,353,583
3,900	GMO Payment Gateway, Inc.	274,980
9,500	Itochu Techno-Solutions Corp.	231,672
45,718	Nexi SpA*	380,647
32,038	Nomura Research Institute, Ltd.	853,346
61,400	NTT Data Corp.	843,226
6,800	OBIC Co., Ltd.	962,773
10,700	Otsuka Corp.	316,131
13,500	SCSK Corp.	227,359
20,800	TIS, Inc.	545,483
5,789	Wix.com, Ltd.*	379,469
21,734	Worldline SA*	803,888

		18,729,663

Leisure Products (0.2%):
18,600	Bandai Namco Holdings, Inc.	1,314,331
7,000	Shimano, Inc.	1,184,284
13,900	Yamaha Corp.	572,224

		3,070,839

Life Sciences Tools & Services (0.5%):
3,125	Bachem Holding AG, Registered B	217,246
12,445	Eurofins Scientific SE	983,709
7,162	Lonza Group AG	3,819,550
22,367	Qiagen NV*	1,050,268
2,697	Sartorius Stedim Biotech	853,740

		6,924,513

Machinery (2.7%):
28,057	Alfa Laval AB	677,451
29,752	Alstom SA^	680,938
257,200	Atlas Copco AB, Class A*	2,408,051
149,604	Atlas Copco AB, Class B*	1,253,687
96,451	CNH Industrial NV	1,119,288
9,400	Daifuku Co., Ltd.	538,446
43,588	Daimler Truck Holding AG*	1,137,436
61,564	Epiroc AB, Class A	952,133
37,307	Epiroc AB, Class B	504,844
18,500	FANUC Corp.	2,900,170
14,256	GEA Group AG	491,204
10,100	Hitachi Construction Machinery Co., Ltd.	223,956
11,400	Hoshizaki Corp.	340,134
41,082	Husqvarna AB, Class B	302,487
7,507	Kion Group AG	311,304

Shares		Value
Common Stocks, continued
Machinery, continued
6,939	Knorr-Bremse AG	$395,832
89,000	Komatsu, Ltd.	1,981,519
32,937	Kone Oyj, Class B	1,574,724
4,665	Kornit Digital, Ltd.*	147,880
98,900	Kubota Corp.^	1,479,402
9,900	Kurita Water Industries, Ltd.	360,149
20,900	Makita Corp.	521,602
34,600	MINEBEA MITSUMI, Inc.	590,017
27,700	Misumi Group, Inc.	584,699
30,300	Mitsubishi Heavy Industries, Ltd.	1,060,713
25,300	NGK Insulators, Ltd.	341,221
533	Rational AG	309,869
102,678	Sandvik AB	1,667,798
3,907	Schindler Holding AG	713,340
2,261	Schindler Holding AG, Registered Shares	406,941
36,282	SKF AB, Class B	534,838
5,400	SMC Corp.	2,410,031
6,679	Spirax-Sarco Engineering plc	803,731
128,000	Techtronic Industries Co., Ltd.	1,338,216
2,473	VAT Group AG	590,639
18,388	Volvo AB, Class A	296,359
145,321	Volvo AB, Class B	2,253,791
44,492	Wartsila Oyj Abp, Class B	346,793
23,300	Yaskawa Electric Corp.	751,581

		35,303,214

Marine (0.4%):
299	A.P. Moeller - Maersk A/S, Class A	693,393
515	A.P. Moeller - Maersk A/S, Class B	1,209,782
5,326	Kuehne + Nagel International AG	1,261,155
33,300	Mitsui O.S.K. Lines, Ltd.	764,912
14,900	Nippon Yusen KK	1,022,297
138,000	SITC International Holdings Co., Ltd.	391,027
8,076	ZIM Integrated Shipping Services, Ltd.^	381,430

		5,723,996

Media (0.4%):
42,100	Cyberagent, Inc.	419,729
20,777	Dentsu Group, Inc.	624,610
22,700	Hakuhodo DY Holdings, Inc.	208,544
144,535	Informa plc*	931,297
70,044	Pearson plc	639,664
21,978	Publicis Groupe SA	1,084,869
109,537	WPP plc	1,100,576

		5,009,289

Metals & Mining (3.4%):
120,434	Anglo American plc	4,299,353
37,468	Antofagasta plc	526,770
58,702	ArcelorMittal SA	1,332,728
274,831	BHP Group, Ltd.	7,914,113
208,354	BHP Group, Ltd.	5,825,375
46,710	BlueScope Steel, Ltd.	512,338
26,418	Boliden AB	840,751
182,201	Evolution Mining, Ltd.	292,982
160,558	Fortescue Metals Group, Ltd.	1,974,508
947,005	Glencore plc	5,130,823
18,700	Hitachi Metals, Ltd.*	282,800
47,600	JFE Holdings, Inc.	500,762

See accompanying notes to the financial statements.

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
16,517	Mineral Resources, Ltd.	$558,735
87,128	Newcrest Mining, Ltd.	1,238,687
77,748	Nippon Steel Corp.	1,085,330
129,638	Norsk Hydro ASA	731,131
107,364	Northern Star Resources, Ltd.	495,007
107,208	Rio Tinto plc	6,409,417
35,485	Rio Tinto, Ltd.	2,541,485
436,102	South32, Ltd.	1,203,597
23,700	Sumitomo Metal & Mining Co., Ltd.	742,824
11,188	Voestalpine AG	238,046

		44,677,562

Multiline Retail (0.4%):
13,014	Next plc	929,022
35,600	Pan Pacific International Holdings Corp.	568,497
107,361	Wesfarmers, Ltd.	3,106,805

		4,604,324

Multi-Utilities (0.9%):
213,698	E.ON SE	1,792,664
172,850	Engie Group^	2,005,883
345,691	National Grid plc	4,429,369
61,020	RWE AG	2,248,634
64,376	Veolia Environnement SA*	1,592,429

		12,068,979

Oil, Gas & Consumable Fuels (4.7%):
30,169	Aker BP ASA^	1,042,983
21,748	Ampol, Ltd.	510,980
1,861,943	BP plc	8,768,049
295,920	ENEOS Holdings, Inc.	1,117,261
239,111	ENI SpA	2,840,182
92,941	Equinor ASA	3,234,437
52,149	Galp Energia SGPS SA	611,206
20,687	Idemitsu Kosan Co., Ltd.	496,995
98,000	INPEX Corp.	1,057,828
40,565	Neste Oyj	1,797,150
14,019	OMV AG	658,267
136,437	Repsol SA^	2,008,729
312,977	Santos, Ltd.	1,595,187
726,208	Shell PLC	18,947,523
236,370	TotalEnergies SE	12,457,754
21,943	Washington H. Soul Pattinson & Co., Ltd.	356,649
37,649	Woodside Energy Group, Ltd.	797,308
142,512	Woodside Energy Group, Ltd.	3,120,187

		61,418,675

Paper & Forest Products (0.4%):
9,034	Holmen AB, B Shares	366,955
47,327	Mondi plc	839,409
79,100	Oji Holdings Corp.	342,990
52,552	Stora Enso Oyj, Class R	825,010
58,252	Svenska Cellulosa AB SCA, Class B	871,399
50,962	UPM-Kymmene Oyj	1,558,647

		4,804,410

Personal Products (1.8%):
9,702	Beiersdorf AG	990,913
45,200	Kao Corp.	1,824,389
5,200	Kobayashi Pharmaceutical Co., Ltd.	320,663

Shares		Value
Common Stocks, continued
Personal Products, continued
3,000	Kose Corp.	$273,202
22,997	L’Oreal SA	7,944,504
38,600	Shiseido Co., Ltd.	1,551,061
244,054	Unilever plc	11,106,020

		24,010,752

Pharmaceuticals (9.8%):
178,400	Astellas Pharma, Inc.	2,779,998
147,888	AstraZeneca plc	19,382,119
93,751	Bayer AG, Registered Shares	5,569,282
64,900	Chugai Pharmaceutical Co., Ltd.^	1,661,122
166,800	Daiichi Sankyo Co., Ltd.	4,211,284
24,300	Eisai Co., Ltd.	1,026,175
486,195	GSK plc	10,452,583
15,559	Hikma Pharmaceuticals plc	306,322
3,643	Ipsen SA	343,873
24,800	Kyowa Kirin Co., Ltd.	557,942
12,314	Merck KGaA	2,078,046
4,100	Nippon Shinyaku Co., Ltd.	249,516
209,123	Novartis AG, Registered Shares	17,692,890
160,727	Novo Nordisk A/S, Class B	17,842,201
35,400	Ono Pharmaceutical Co., Ltd.	908,943
10,166	Orion Oyj, Class B	454,011
38,200	Otsuka Holdings Co., Ltd.	1,357,410
10,485	Recordati SpA	458,075
2,569	Roche Holding AG	992,061
67,058	Roche Holding AG	22,389,333
108,376	Sanofi	10,958,035
25,000	Shionogi & Co., Ltd.	1,263,966
144,773	Takeda Pharmacuetical Co., Ltd.	4,069,093
105,678	Teva Pharmaceutical Industries, Ltd., ADR*	794,699
12,344	UCB SA	1,045,333
4,200	Vifor Pharma AG	728,256

		129,572,568

Professional Services (1.6%):
14,494	Adecco Group AG	493,108
28,499	Bureau Veritas SA	730,583
87,157	Experian plc	2,554,578
15,653	Intertek Group plc	801,962
24,900	Nihon M&A Center, Inc.	265,276
16,700	Persol Holdings Co., Ltd.	304,012
12,440	Randstad NV	606,574
138,800	Recruit Holdings Co., Ltd.	4,093,731
184,304	RELX plc	4,976,092
614	SGS SA, Registered Shares	1,406,705
5,692	Teleperformance	1,750,785
25,448	Wolters Kluwer NV	2,475,269

		20,458,675

Real Estate Management & Development (1.5%):
90,617	Aroundtown SA^	288,091
4,494	Azrieli Group	316,539
74,028	BGP Holdings plc*(a)	—
243,900	Capitaland Investment, Ltd.	671,727
33,900	City Developments, Ltd.	199,089
193,744	CK Asset Holdings, Ltd.	1,372,382
6,200	Daito Trust Construction Co., Ltd.	534,750
56,100	Daiwa House Industry Co., Ltd.	1,308,599

See accompanying notes to the financial statements.

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
196,400	ESR Cayman, Ltd.*	$531,547
61,620	Fastighets AB Balder, B Shares*	295,644
206,000	Hang Lung Properties, Ltd.	390,997
132,956	Henderson Land Development Co., Ltd.	500,452
109,100	Hongkong Land Holdings, Ltd.	548,615
38,200	Hulic Co., Ltd.	295,920
6,876	LEG Immobilien SE	569,957
72,800	Lend Lease Group	457,949
112,400	Mitsubishi Estate Co., Ltd.	1,632,456
87,800	Mitsui Fudosan Co., Ltd.	1,889,648
138,655	New World Development Co., Ltd.	500,507
12,300	Nomura Real Estate Holdings, Inc.	301,679
16,235	Sagax AB, Class B	299,990
298,601	Sino Land Co., Ltd.	440,988
29,500	Sumitomo Realty & Development Co., Ltd.	779,822
139,500	Sun Hung Kai Properties, Ltd.	1,650,690
41,964	Swire Pacific, Ltd., Class A	252,158
125,200	Swire Properties, Ltd.	311,265
7,294	Swiss Prime Site AG	640,243
36,896	UOL Group, Ltd.	195,636
67,308	Vonovia SE	2,073,962
158,300	Wharf Real Estate Investment Co., Ltd.	754,703

		20,006,005

Road & Rail (0.9%):
165,259	Aurizon Holdings, Ltd.	434,190
13,700	Central Japan Railway Co.	1,581,811
18,022	DSV A/S	2,523,824
28,713	East Japan Railway Co.	1,469,332
105,487	Grab Holdings, Ltd.*^	266,882
21,100	Hankyu Hanshin Holdings, Inc.	575,887
10,000	Keio Corp.	358,150
11,300	Keisei Electric Railway Co., Ltd.	311,774
16,600	Kintetsu Group Holdings Co., Ltd.	516,602
147,994	MTR Corp., Ltd.	773,473
6,800	Nippon Express Holdings Co., Ltd.	369,665
28,800	Odakyu Electric Railway Co., Ltd.	387,758
16,900	Tobu Railway Co., Ltd.	386,510
46,600	Tokyu Corp.	549,268
21,900	West Japan Railway Co.	806,250

		11,311,376

Semiconductors & Semiconductor Equipment (2.6%):
17,600	Advantest Corp.	935,304
4,479	ASM International NV	1,130,953
38,797	ASML Holding NV	18,721,847
2,700	Disco Corp.	636,125
123,083	Infineon Technologies AG	2,977,600
7,400	Lasertec Corp.	873,865
114,000	Renesas Electronics Corp.*	1,028,648
8,400	ROHM Co., Ltd.	581,809
65,181	STMicroelectronics NV	2,072,004
33,500	SUMCO Corp.	431,134
14,300	Tokyo Electron, Ltd.	4,639,070
10,504	Tower Semiconductor, Ltd.*	491,093

		34,519,452

Software (1.4%):
12,426	AVEVA Group plc	339,495

Shares		Value
Common Stocks, continued
Software, continued
9,683	Check Point Software Technologies, Ltd.*	$1,179,196
3,816	CyberArk Software, Ltd.*	488,295
63,897	Dassault Systemes SE	2,367,257
5,434	Nemetschek SE	328,864
5,945	Nice, Ltd.*	1,146,465
3,700	Oracle Corp.	213,716
96,733	Sage Group plc (The)	748,022
99,424	SAP SE	9,056,501
52,620	Sinch AB*	170,718
6,251	Temenos AG	533,586
12,600	Trend Micro, Inc.	613,402
14,383	WiseTech Global, Ltd.	372,989
12,735	Xero, Ltd.*	677,438

		18,235,944

Specialty Retail (0.7%):
187,800	Chow Tai Fook Jewellery Group, Ltd.	353,362
5,500	Fast Retailing Co., Ltd.	2,876,593
66,596	Hennes & Mauritz AB, Class B^	796,630
2,000	Hikari Tsushin, Inc.^	205,207
105,423	Industria de Diseno Textil SA	2,387,221
250,320	JD Sports Fashion plc*	351,997
200,910	Kingfisher plc	597,432
7,700	Nitori Co., Ltd.	731,098
20,700	USS Co., Ltd.	357,874

		8,657,414

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	397,693
94,100	Canon, Inc.^	2,141,087
35,000	FUJIFILM Holdings Corp.	1,879,668
16,980	Logitech International SA, Class R	884,144
23,500	NEC Corp.	913,728
52,700	Ricoh Co., Ltd.	410,008
27,900	Seiko Epson Corp.	395,155

		7,021,483

Textiles, Apparel & Luxury Goods (3.0%):
16,649	Adidas AG	2,944,143
38,814	Burberry Group plc	776,346
49,717	Cie Financiere Richemont SA	5,295,497
27,479	EssilorLuxottica SA	4,155,825
3,003	Hermes International SA	3,392,093
7,120	Kering	3,698,730
26,453	LVMH Moet Hennessy Louis Vuitton SA	16,322,698
20,158	Moncler SpA	870,663
8,846	Pandora A/S	559,101
10,277	Puma SE	676,721
4,961	Swatch Group AG (The)	220,464
2,728	Swatch Group AG (The), Class B	647,426

		39,559,707

Tobacco (1.1%):
208,245	British American Tobacco plc	8,923,338
86,948	Imperial Brands plc, Class A	1,943,041
112,500	Japan Tobacco, Inc.^	1,946,166
152,123	Swedish Match AB	1,554,198

		14,366,743

See accompanying notes to the financial statements.

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors (1.6%):
13,089	AerCap Holdings NV*	$535,864
41,957	Ashtead Group plc	1,759,817
15,126	Brenntag AG	984,324
32,576	Bunzl plc	1,078,597
20,610	Ferguson plc	2,307,334
5,255	IMCD NV	725,919
26,304	Indutrade AB	480,599
112,900	Itochu Corp.	3,053,817
151,900	Marubeni Corp.	1,371,398
120,900	Mitsubishi Corp.	3,595,531
134,400	Mitsui & Co., Ltd.	2,968,363
22,800	MonotaRo Co., Ltd.	339,166
20,849	Reece, Ltd.	198,457
106,800	Sumitomo Corp.	1,460,923
20,100	Toyota Tsushu Corp.	657,114

		21,517,223

Transportation Infrastructure (0.5%):
7,242	Aena SME SA*	920,914
3,168	Aeroports de Paris*	403,541
47,319	Atlantia SpA	1,110,431
118,376	Auckland International Airport, Ltd.*	529,948
42,517	Getlink SE	752,909
291,292	Transurban Group	2,892,142

		6,609,885

Water Utilities (0.1%):
23,851	Severn Trent plc	789,670
65,018	United Utilities Group plc	807,462

		1,597,132

Wireless Telecommunication Services (1.3%):
154,500	KDDI Corp.	4,886,259
273,100	Softbank Corp.	3,031,584

Shares or Principal Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
115,700	SoftBank Group Corp.	$4,472,039
54,662	Tele2 AB	623,151
2,551,136	Vodafone Group plc	3,934,823

		16,947,856

Total Common Stocks (Cost $1,090,784,825)		1,300,258,145

Preferred Stocks (0.3%):
Automobiles (0.2%):
5,192	Bayerische Motoren Werke AG (BMW), 8.61%, 5/15/20	367,765
14,102	Porsche Automobil Holding SE, 4.06%, 5/20/20	932,684
17,679	Volkswagen AG, 5.93%, 5/8/20	2,360,429

		3,660,878

Household Products (0.1%):
17,462	Henkel AG & Co. KGaA, 3.15%, 4/21/20	1,075,504

Total Preferred Stocks (Cost $5,168,647)		4,736,382

Short-Term Security Held as Collateral for Securities on Loan (2.2%):
28,452,191	BlackRock Liquidity FedFund, Institutional Class, 0.19%(b)(c)	28,452,191

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $28,452,191)		28,452,191

Unaffiliated Investment Company (0.1%):
Money Markets (0.1%):
931,609	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	931,609

Total Unaffiliated Investment Company (Cost $931,609)		931,609

Total Investment Securities (Cost $1,125,337,272) — 101.0%		1,334,378,327
Net other assets (liabilities) — (1.0)%		(13,321,269)

Net Assets — 100.0%		$1,321,057,058

Percentages indicated are based on net assets as of June 30, 2022.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $26,336,471.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage

Australia	7.5%

Austria	0.2%

Belgium	0.8%

Bermuda	0.1%

China	0.1%

Denmark	2.7%

Finland	1.2%

France	10.2%

Germany	7.5%

Hong Kong	3.1%

Ireland	0.9%

Isle of Man	0.1%

Israel	0.7%

Italy	1.9%

Country	Percentage

Japan	21.8%

Luxembourg	0.2%

Netherlands	6.3%

New Zealand	0.2%

Norway	0.8%

Portugal	0.2%

Singapore	1.4%

Spain	2.5%

Sweden	3.1%

Switzerland	10.7%

United Kingdom	13.6%

United States	2.2%

100.0%

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

ASX SPI 200 Index September Futures (Australian Dollar)	9/15/22	11	$1,226,149	$(7,415)
DJ EURO STOXX 50 September Futures (Euro)	9/16/22	94	3,389,153	7,698
FTSE 100 Index September Futures (British Pounds)	9/16/22	28	2,426,737	17,911
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/8/22	24	2,326,404	(46,184)

				$(27,990)

See accompanying notes to the financial statements.

11

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,119,592,709
Investments in affiliates, at cost	5,744,563

Investments in non-affiliates, at value(a)	$1,326,918,487
Investments in affiliates, at value	7,459,840
Deposit at broker for futures contracts collateral	782,085
Interest and dividends receivable	2,162,457
Foreign currency, at value (cost $5,593,819)	5,598,908
Receivable for capital shares issued	242
Receivable for investments sold	22,391
Reclaims receivable	7,929,849
Prepaid expenses	4,671

Total Assets	1,350,878,930

Liabilities:
Payable for investments purchased	5,492
Payable for capital shares redeemed	144,013
Payable for collateral received on loaned securities	28,452,191
Payable for variation margin on futures contracts	211,441
Manager fees payable	394,978
Administration fees payable	190,219
Distribution fees payable	265,285
Custodian fees payable	13,905
Administrative and compliance services fees payable	1,000
Transfer agent fees payable	1,398
Trustee fees payable	8,812
Other accrued liabilities	133,138

Total Liabilities	29,821,872

Net Assets	$1,321,057,058

Net Assets Consist of:
Paid in capital	$1,050,962,045
Total distributable earnings	270,095,013

Net Assets	$1,321,057,058

Class 1
Net Assets	$75,901,697
Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,393,142
Net Asset Value (offering and redemption price per share)	$10.27

Class 2
Net Assets	$1,245,155,361
Shares of beneficial interest (unlimited number of shares authorized, no par value)	81,270,973
Net Asset Value (offering and redemption price per share)	$15.32

(a)	Includes securities on loan of $26,336,471.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$34,226,360
Dividends from affiliates	452,207
Income from securities lending	129,298
Foreign withholding tax	(2,904,451)

Total Investment Income	31,903,414

Expenses:
Management fees	2,661,380
Administration fees	139,218
Distribution fees - Class 2	1,792,163
Custodian fees	105,618
Administrative and compliance services fees	9,067
Transfer agent fees	5,657
Trustee fees	35,745
Professional fees	28,674
Licensing fees	229,435
Shareholder reports	19,261
Other expenses	19,802

Total expenses	5,046,020

Net Investment Income/(Loss)	26,857,394

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	11,658,491
Net realized gains/(losses) on affiliated transactions	203,934
Net realized gains/(losses) on futures contracts	(432,713)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(358,814,854)
Change in net unrealized appreciation/depreciation on affiliated transactions	(1,983,408)
Change in net unrealized appreciation/depreciation on futures contracts	(105,701)

Net realized and Change in net unrealized gains/losses on investments	(349,474,251)

Change in Net Assets Resulting From Operations	$(322,616,857)

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$26,857,394	$31,730,879
Net realized gains/(losses) on investments	11,429,712	39,607,132
Change in unrealized appreciation/depreciation on investments	(360,903,963)	93,451,593

Change in net assets resulting from operations	(322,616,857)	164,789,604

Distributions to Shareholders:
Class 1	—	(2,576,720)
Class 2	—	(24,890,149)

Change in net assets resulting from distributions to shareholders	—	(27,466,869)

Capital Transactions:
Class 1
Proceeds from shares issued	61,928	483,730
Proceeds from dividends reinvested	—	2,576,719
Value of shares redeemed	(5,040,274)	(12,651,416)

Total Class 1 Shares	(4,978,346)	(9,590,967)

Class 2
Proceeds from shares issued	1,260,290	209,571,173
Proceeds from dividends reinvested	—	24,890,149
Value of shares redeemed	(102,029,566)	(210,685,832)

Total Class 2 Shares	(100,769,276)	23,775,490

Change in net assets resulting from capital transactions	(105,747,622)	14,184,523

Change in net assets	(428,364,479)	151,507,258
Net Assets:
Beginning of period	1,749,421,537	1,597,914,279

End of period	$1,321,057,058	$1,749,421,537

Share Transactions:
Class 1
Shares issued	5,441	38,580
Dividends reinvested	—	210,688
Shares redeemed	(434,997)	(1,008,121)

Total Class 1 Shares	(429,556)	(758,853)

Class 2
Shares issued	75,202	10,982,020
Dividends reinvested	—	1,360,861
Shares redeemed	(5,800,531)	(11,251,145)

Total Class 2 Shares	(5,725,329)	1,091,736

Change in shares	(6,154,885)	332,883

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

13

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$12.69		$11.76	$11.53	$9.94	$12.30	$10.07

Investment Activities:
Net Investment Income/(Loss)	0.22	(a)	0.27 (a)	0.20 (a)	0.32 (a)	0.36	0.37
Net Realized and Unrealized Gains/(Losses) on Investments	(2.64)		0.99	0.61	1.79	(2.00)	2.15

Total from Investment Activities	(2.42)		1.26	0.81	2.11	(1.64)	2.52

Distributions to Shareholders From:
Net Investment Income	—		(0.33)	(0.55)	(0.42)	(0.50)	(0.16)
Net Realized Gains	—		—	(0.03)	(0.10)	(0.22)	(0.13)

Total Dividends	—		(0.33)	(0.58)	(0.52)	(0.72)	(0.29)

Net Asset Value, End of Period	$10.27		$12.69	$11.76	$11.53	$9.94	$12.30

Total Return(b)	(19.07	)%(c)	10.80%	7.66%	21.67%	(13.80)%	25.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$75,902		$99,304	$100,924	$106,657	$98,902	$132,265
Net Investment Income/(Loss)(d)	3.77%		2.13%	1.93%	2.89%	2.62%	2.48%
Expenses Before Reductions(d)(e)	0.43%		0.45%	0.46%	0.44%	0.45%	0.48%
Expenses Net of Reductions(d)	0.43%		0.45%	0.46%	0.44%	0.45%	0.48%
Portfolio Turnover Rate(f)	1%		14%	9%	4%	2%	8%

Class 2

Net Asset Value, Beginning of Period	$18.97		$17.43	$16.79	$14.25	$17.30	$14.10

Investment Activities:
Net Investment Income/(Loss)	0.30	(a)	0.35 (a)	0.26 (a)	0.42 (a)	0.43	0.36
Net Realized and Unrealized Gains/(Losses) on Investments	(3.95)		1.48	0.91	2.60	(2.81)	3.12

Total from Investment Activities	(3.65)		1.83	1.17	3.02	(2.38)	3.48

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.50)	(0.38)	(0.45)	(0.15)
Net Realized Gains	—		—	(0.03)	(0.10)	(0.22)	(0.13)

Total Dividends	—		(0.29)	(0.53)	(0.48)	(0.67)	(0.28)

Net Asset Value, End of Period	$15.32		$18.97	$17.43	$16.79	$14.25	$17.30

Total Return(b)	(19.24	)%(c)	10.55%	7.40%	21.44%	(14.04)%	24.77%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,245,155		$1,650,118	$1,496,990	$1,591,233	$1,422,711	$1,862,508
Net Investment Income/(Loss)(d)	3.52%		1.85%	1.69%	2.64%	2.36%	2.21%
Expenses Before Reductions(d)(e)	0.68%		0.70%	0.71%	0.69%	0.70%	0.73%
Expenses Net of Reductions(d)	0.68%		0.70%	0.71%	0.69%	0.70%	0.73%
Portfolio Turnover Rate(f)	1%		14%	9%	4%	2%	8%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

14

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,396 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $28,452,191 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $10.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$25,609	Payable for variation margin on futures contracts*	$53,599

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(432,713)	$(105,701)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL International Index Fund, Class 1	0.35%	0.52%
AZL International Index Fund, Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

At June 30, 2022, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$9,823,501	$—	$(584,186)	$203,934	$(1,983,408)	$7,459,841	39,084	$452,207	$—

	$9,823,501	$—	$(584,186)	$203,934	$(1,983,408)	$7,459,841	39,084	$452,207	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$14,743,470	$1,285,514,675	$—	#	$1,300,258,145
Preferred Stocks+	—	4,736,382	—		4,736,382
Short-Term Security Held as Collateral for Securities on Loan	28,452,191	—	—		$28,452,191
Unaffiliated Investment Company	931,609	—	—		931,609

Total Investment Securities	44,127,270	1,290,251,057	—		1,334,378,327

Other Financial Instruments:*
Futures Contracts	(27,990)	—	—		(27,990)

Total Investments	$44,099,280	$1,290,251,057	$—		$1,334,350,337

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$17,331,729	$108,151,835

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,224,834,375. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$581,082,021
Unrealized (depreciation)	(63,269,589)

Net unrealized appreciation/(depreciation)	$517,812,432

During the year ended December 31, 2021, the Fund utilized $799,546 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL International Index Fund	$27,466,869	$—	$27,466,869

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL International Index Fund	$42,709,248	$32,067,914	$—	$517,934,708	$592,711,870

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and mark-to-market of futures contracts.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

21

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 26

Statement Regarding the Trust’s Liquidity Risk Management Program Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MetWest Total Return Bond Fund	$1,000.00	$885.00	$3.74	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.83	$4.01	0.80%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	35.0%

U.S. Government Agency Mortgages	34.4

Corporate Bonds	23.2

Collateralized Mortgage Obligations	10.4

Yankee Debt Obligations	7.5

Asset Backed Securities	5.0

Unaffiliated Investment Company	2.4

Municipal Bonds	0.7

Short-Term Security Held as Collateral for Securities on Loan	0.1

Purchased Options	— †

Rights	— †

Total Investment Securities	118.7

Net other assets (liabilities)	(18.7)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares or Principal Amount		Value
Rights (0.0%†):
Telecommunications (0.0%†):
649	Intelsat Jackson Holdings SA, Expires on 1/2/23(a)	$—
649	Intelsat Jackson Holdings SA, Expires on 1/2/23(a)	—

		—

Total Rights (Cost $—)		—

Asset Backed Securities (5.0%):
$739,504	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(b)(c)	714,598
1,288,000	CWABS Asset-Backed Certificates Trust, Class MV5, Series 2005-7, 2.75%(US0001M+113bps), 11/25/35, Callable 7/25/22 @ 100	1,247,026
1,380,151	CWABS Asset-Backed Certificates Trust, Class MV4, Series 2004-10, 3.20%(US0001M+158bps), 12/25/34, Callable 7/25/22 @ 100	1,240,999
584,388	Firstkey Homes 2020 Sfr1 Trust, Class A, Series 2020-SFR1, 1.34%, 8/17/37(b)	542,616
942,365	Navient Student Loan Trust, Class A3, Series 2016-2, 3.12%(US0001M+150bps), 6/25/65, Callable 2/25/34 @ 100(b)	949,346
1,352,078	Park Place Securities, Inc. Pass-Through Certificates, Class M5, Series 2004-WWF1, 3.42%(US0001M+180bps), 12/25/34, Callable 7/25/22 @ 100	1,354,920
623,118	SLC Student Loan Trust, Class 2A3, Series 2008-1, 3.43%(US0003M+160bps), 12/15/32, Callable 6/15/28 @ 100	629,411
448,850	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.40%(US0003M+57bps), 9/15/39, Callable 12/15/29 @ 100	418,877
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 3.03%(US0003M+185bps), 7/25/73, Callable 4/25/23 @ 100	1,184,351
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 3.43%(US0003M+225bps), 10/25/83, Callable 7/25/23 @ 100	238,660
500,966	SLM Student Loan Trust, Class A4, Series 2007-7, 1.51%(US0003M+33bps), 1/25/22, Callable 7/25/24 @ 100	492,096
53,095	SLM Student Loan Trust, Class A, Series 2009-3, 2.37%(US0001M+75bps), 1/25/45, Callable 1/25/36 @ 100(b)	51,674
553,815	SLM Student Loan Trust, Class A3, Series 2012-1, 2.57%(US0001M+95bps), 9/25/28, Callable 11/25/29 @ 100	534,770
789,544	SLM Student Loan Trust, Class A4, Series 2008-6, 2.28%(US0003M+110bps), 7/25/23, Callable 10/25/25 @ 100	780,508
277,421	SLM Student Loan Trust, Class A, Series 2008-9, 2.68%(US0003M+150bps), 4/25/23, Callable 7/25/23 @ 100	277,418
1,220,956	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.35%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(b)	1,178,415

Total Asset Backed Securities (Cost $12,154,921)		11,835,685

Principal Amount		Value
Collateralized Mortgage Obligations (10.4%):
$750,000	AGL CLO 7, Ltd., Class BR, Series 2020-7A, 2.74%(US0003M+170bps), 7/15/34, Callable 7/15/23 @ 100(b)	$708,641
725,000	AIG CLO, Ltd., Class BR, Series 2019-2A, 2.78%(US0003M+160bps), 10/25/33, Callable 1/25/23 @ 100(b)	683,277
850,000	AIMCO CLO, Class AR2, Series 2015-AA, 2.18%(US0003M+114bps), 10/17/34, Callable 10/17/23 @ 100(b)	813,838
957,009	Alternative Loan Trust, Class 4A1, Series 2005-56, 2.24%(US0001M+31bps), 11/25/35, Callable 7/25/22 @ 100	870,472
320,363	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.06%(US0006M+200bps), 6/25/45, Callable 7/25/22 @ 100	325,718
515,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2018-PARK, 4.23%, 8/10/38(b)(c)	499,231
153,776	Banc of America Mortgage Trust, Class 2A3, Series 2005-F, 3.07%, 7/25/35, Callable 7/25/22 @ 100(c)	144,346
525,000	Bx Commercial Mortgage Trust, Class A, Series 2022-CSMO, 2.86%(TSFR1M+211bps), 6/15/27(b)	517,778
772,801	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 2.24%(US0001M+92bps), 10/15/36(b)	759,238
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(b)	138,702
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(b)	336,852
731,302	C-BASS Mortgage Loan Trust, Class A2E, Series 2007-CB2, 3.57%, 2/25/37, Callable 3/25/23 @ 100(c)	516,311
300,000	Century Plaza Towers, Class A, Series 2019-CPT, 2.87%, 11/13/39, Callable 11/13/29 @ 100(b)	264,066
700,000	CIFC Funding VII, Ltd., Class A1, Series 2021-7A, 2.31%(US0003M+113bps), 1/23/35, Callable 1/23/24 @ 100(b)	676,726
524,574	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.04%, 4/25/37, Callable 5/25/26 @ 100(c)	466,981
634,786	Colt 2021 6 Mortgage Loan Trust, Class A1, Series 2021-6, 1.91%, 12/25/66, Callable 12/25/23 @ 100(b)(c)	587,503
837,608	COMM Mortgage Trust, Class A3, Series 2015-CR27, 3.35%, 10/10/48, Callable 9/10/25 @ 100	814,515
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(b)	285,038
346,037	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.54%, 4/25/36, Callable 7/25/22 @ 100(c)	285,170
434,693	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.49%, 3/25/36, Callable 7/25/22 @ 100(c)	338,607
375,249	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.84%, 2/25/36, Callable 7/25/22 @ 100(c)	283,013

See accompanying notes to the financial statements.

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$189,836	First Horizon Mortgage Pass-Through Trust, Class 2A1, Series 2005-AR3, 3.21%, 8/25/35, Callable 7/25/22 @ 100(c)	$128,175
332,883	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.49%, 9/19/35, Callable 7/19/22 @ 100(c)	302,271
465,961	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.90%, 4/19/36, Callable 7/19/22 @ 100(c)	371,583
825,182	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 2.35%(US0003M+111bps), 10/29/29, Callable 7/29/22 @ 100(b)	813,799
572,890	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 2.20%(US0001M+58bps), 2/25/36, Callable 7/25/22 @ 100	519,866
1,135,000	GS Mortgage Securities Corp. II, Class A, Series 2021-ARDN, 2.57%(US0001M+125bps), 11/15/26(b)	1,112,767
1,088,225	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 1.81%(US0001M+20bps), 11/19/36, Callable 1/19/23 @ 100	914,851
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(b)(c)	288,311
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(b)	299,412
701,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-HTL5, 2.44%(US0001M+112bps), 11/15/38(b)	669,389
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(b)	298,080
658,974	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.74%(US0001M+12bps), 7/25/37, Callable 1/25/23 @ 100	341,180
220,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(b)	189,482
186,937	MortgageIT Trust, Class 2A3, Series 2005-2, 2.71%(US0001M+165bps), 5/25/35, Callable 7/25/22 @ 100	176,146
193,577	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 7/25/22 @ 100(c)	197,629
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(b)	361,623
750,000	Palmer Square CLO, Ltd., Class A, Series 2022-1A, 1.79%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	720,411
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 2.45%(US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(b)	734,576
560,000	RBS Commercial Funding, Inc. Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(b)(c)	551,712
800,000	Recette CLO, Ltd., Class ARR, Series 2015-1A, 2.14%(US0003M+108bps), 1/20/33, Callable 4/20/23 @ 100(b)	766,427
703,342	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 1.98%(US0001M+18bps), 12/25/36, Callable 7/25/22 @ 100	583,602

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$800,000	Rockford Tower CLO, Ltd., Class A1, Series 2021-1A, 2.23%(US0003M+117bps), 7/20/34, Callable 7/20/23 @ 100(b)	$778,081
1,094,520	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 2.08%(US0001M+23bps), 2/25/36, Callable 7/25/22 @ 100	995,923
590,372	Toorak Mortgage Corp. 2018 1, Ltd., Class A1, Series 2022-INV2, 4.35%, 6/25/57, Callable 5/25/25 @ 100(b)(c)	577,432
327,983	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR6, 2.08%(US0001M+23bps), 4/25/45, Callable 7/25/22 @ 100	316,517
144,724	WaMu Mortgage Pass-Through Certificates Trust, Class A1A, Series 2004-AR10, 2.50%(US0001M+44bps), 7/25/44, Callable 7/25/22 @ 100	137,012
283,197	WaMu Mortgage Pass-Through Certificates Trust, Class A2, Series 2005-AR3, 2.80%, 3/25/35, Callable 7/25/22 @ 100(c)	288,951
928,368	WaMu Mortgage Pass-Through Certificates Trust, Class 2A1A, Series 2005-AR8, 2.20%(US0001M+29bps), 7/25/45, Callable 7/25/22 @ 100	867,399
206,254	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.66%, 9/25/36, Callable 7/25/22 @ 100(c)	184,374

Total Collateralized Mortgage Obligations (Cost $26,067,672)		24,803,004

Corporate Bonds (23.2%):
Aerospace & Defense (0.3%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 8/8/22 @ 100	595,039

Airlines (0.2%):
405,788	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	403,759

Automobiles (0.5%):
5,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	4,468
585,000	Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	498,160
678,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	572,804
290,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)	191,400

		1,266,832

Banks (4.7%):
750,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	747,586
665,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	597,286
415,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	387,205
470,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	448,928
760,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	654,807

See accompanying notes to the financial statements.

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$100,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	$85,348
295,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	235,993
85,000	Bank of America Corp., 2.69% (SOFR+132 bps), 4/22/32, Callable 4/22/31 @ 100	71,570
170,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	137,695
250,000	Bank of America Corp., 2.57% (SOFR+121 bps), 10/20/32, Callable 10/20/31 @ 100	206,486
135,000	Citigroup, Inc., 3.07% (SOFR+128 bps), 2/24/28, Callable 2/24/27 @ 100	125,931
140,000	Citigroup, Inc., 2.67% (SOFR+115 bps), 1/29/31, Callable 1/29/30 @ 100	119,227
630,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	602,778
350,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	293,968
210,000	Citigroup, Inc., 2.56% (SOFR+117 bps), 5/1/32, Callable 5/1/31 @ 100	173,290
555,000	Citigroup, Inc., 3.06% (SOFR+135 bps), 1/25/33, Callable 1/25/32 @ 100	471,353
115,000	Citigroup, Inc., 3.79% (SOFR+194 bps), 3/17/33, Callable 3/17/32 @ 100	103,560
145,000	JPMorgan Chase & Co., 0.70% (SOFR+58 bps), 3/16/24, Callable 3/16/23 @ 100	141,748
1,210,000	JPMorgan Chase & Co., 0.97% (SOFR+58 bps), 6/23/25, Callable 6/23/24 @ 100	1,133,412
305,000	JPMorgan Chase & Co., 2.30% (SOFR+116 bps), 10/15/25, Callable 10/15/24 @ 100	291,742
455,000	JPMorgan Chase & Co., 1.56% (SOFR+61 bps), 12/10/25, Callable 12/10/24 @ 100	426,907
445,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	397,199
180,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	167,369
445,000	JPMorgan Chase & Co., 2.58% (SOFR+125 bps), 4/22/32, Callable 4/22/31 @ 100	373,529
275,000	JPMorgan Chase & Co., 2.55% (SOFR+118 bps), 11/8/32, Callable 11/8/31 @ 100	228,239
405,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	381,277
385,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	365,281
410,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	389,671
185,000	Wells Fargo & Co., 2.39% (SOFR+210 bps), 6/2/28, Callable 6/2/27 @ 100, MTN	165,709
200,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	175,975
1,260,000	Wells Fargo & Co., 3.35% (SOFR+150 bps), 3/2/33, Callable 3/2/32 @ 100, MTN	1,118,081

		11,219,150

Beverages (0.4%):
350,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	338,567

Principal Amount		Value
Corporate Bonds, continued
Beverages, continued
$360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	$340,455
250,000	Constellation Brands, Inc., 4.75%, 5/9/32, Callable 2/9/32 @ 100	247,456

		926,478

Biotechnology (0.4%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	422,128
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	285,094
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	31,961
135,000	Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61 @ 100	117,380

		856,563

Capital Markets (2.7%):
135,000	Charles Schwab Corp. (The), 2.90%, 3/3/32, Callable 12/3/31 @ 100	118,979
115,000	Goldman Sachs Group, Inc., 1.99% (SOFFRATE+1 bps), 1/27/32, Callable 1/27/31 @ 100	91,302
735,000	Goldman Sachs Group, Inc. (The), 1.22%, 12/6/23, Callable 12/6/22 @ 100	709,794
180,000	Goldman Sachs Group, Inc. (The), 1.09% (SOFR+79 bps), 12/9/26, Callable 12/9/25 @ 100	160,741
885,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80 bps), 3/9/27, Callable 3/9/26 @ 100	786,808
450,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR+82 bps), 9/10/27, Callable 9/10/26 @ 100	396,990
570,000	Goldman Sachs Group, Inc. (The), 1.95% (SOFR+91 bps), 10/21/27, Callable 10/21/26 @ 100	507,868
345,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	279,544
170,000	Goldman Sachs Group, Inc. The, 2.65% (SOFR+126 bps), 10/21/32, Callable 10/21/31 @ 100	139,618
320,000	Intercontinental Exchange, Inc., 4.60%, 3/15/33, Callable 12/15/32 @ 100	319,039
155,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	125,550
835,000	Morgan Stanley, 0.79% (SOFR+53 bps), 5/30/25, Callable 5/30/24 @ 100	780,277
195,000	Morgan Stanley, 1.16% (SOFR+56 bps), 10/21/25, Callable 10/21/24 @ 100, MTN	180,834
445,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	395,557
330,000	Morgan Stanley, 1.93% (SOFR+102 bps), 4/28/32, Callable 4/28/31 @ 100, MTN	261,992
115,000	Morgan Stanley, 2.24% (SOFR+118 bps), 7/21/32, Callable 7/21/31 @ 100, MTN	93,306
250,000	Morgan Stanley, 2.51% (SOFR+120 bps), 10/20/32, Callable 10/20/31 @ 100, MTN	207,218
165,000	Morgan Stanley, 5.30% (SOFR+262 bps), 4/20/37, Callable 4/20/32 @ 100	159,600
255,000	Raymond James Financial, 4.95%, 7/15/46	251,287
295,000	S&P Global, Inc., 4.75%, 8/1/28, Callable 5/1/28 @ 100(b)	300,103

See accompanying notes to the financial statements.

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	$249,450

		6,515,857

Chemicals (0.2%):
312,000	International Flavors & Fragrances, Inc., 2.30%, 11/1/30, Callable 8/1/30 @ 100(b)	257,991
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	107,325

		365,316

Commercial Services & Supplies (0.1%):
150,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 8/8/22 @ 102.75(b)	131,250

Communications Equipment (0.1%):
275,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	221,375

Consumer Finance (0.3%):
385,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	340,846
145,000	FirstCash, Inc., 5.63%, 1/1/30, Callable 1/1/25 @ 102.81(b)	125,425
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	155,004

		621,275

Consumer Staple Products (0.1%):
100,000	Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/28, Callable 11/15/23 @ 102.31(b)	84,250
255,000	Jbs USA Lux SA Jbs USA Food Co., 6.50%, 12/1/52, Callable 6/1/52 @ 100(b)	240,019

		324,269

Containers & Packaging (0.4%):
135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	95,512
135,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	94,838
200,000	Ball Corp., 4.00%, 11/15/23	197,500
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100	445,625
90,000	Berry Global, Inc., 4.88%, 7/15/26, Callable 8/8/22 @ 102.44(b)	85,612
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(b)	103,675
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 8/8/22 @ 100(b)	23,813

		1,046,575

Diversified Financial Services (0.8%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	576,723
410,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52, Callable 9/15/51 @ 100	353,861
80,000	Level 3 Financing, Inc., 3.40%, 3/1/27, Callable 1/1/27 @ 100(b)	69,500
300,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	231,000
625,000	Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(b)	518,750

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$300,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	$260,250

		2,010,084

Diversified Telecommunication Services (1.1%):
287,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	232,639
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	275,533
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	223,556
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	116,278
1,115,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	867,657
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(b)	53,920
250,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(b)	196,250
175,000	Qwest Corp., 7.25%, 9/15/25	180,278
305,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	261,581
147,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 8/8/22 @ 100(b)	121,643

		2,529,335

Electric Utilities (1.2%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	273,154
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	532,749
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	898,758
355,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	329,003
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	801,708

		2,835,372

Electrical Equipment (0.0%†):
82,000	Artera Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	66,215

Entertainment (0.2%):
115,000	Netflix, Inc., 4.63%, 5/15/29+	113,311
260,000	Take Two Interactive Software, Inc., 4.00%, 4/14/32, Callable 1/14/32 @ 100	245,090
285,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	239,302

		597,703

Equity Real Estate Investment Trusts (0.8%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	580,584
180,000	GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100	177,041
460,000	GLP Capital LP / GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	450,983
105,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	103,249
290,000	GLP Capital LP / GLP Financing II, Inc., 5.30%, 1/15/29, Callable 10/15/28 @ 100	277,491
5,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	4,401

See accompanying notes to the financial statements.

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$110,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	$95,034
250,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	235,000

		1,923,783

Food Products (0.6%):
265,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(b)	224,588
16,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	16,100
30,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	28,350
130,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31, Callable 12/1/26 @ 101.88(b)	107,088
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	700,145
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(b)	23,875
367,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 7/22/22 @ 102.88(b)	355,072

		1,455,218

Health Care Equipment & Supplies (0.3%):
455,000	Becton Dickinson And Co., 1.96%, 2/11/31, Callable 11/11/30 @ 100	368,349
280,000	Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(b)	238,000

		606,349

Health Care Providers & Services (2.1%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	198,054
140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	130,200
83,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	69,305
569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	469,425
780,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	782,111
290,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	252,241
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	397,922
525,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	504,733
275,000	Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31	221,719
93,000	HCA, Inc., 5.25%, 4/15/25	93,233
110,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	110,000
640,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	583,200
90,000	HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100	70,544
255,000	HCA, Inc., 5.50%, 6/15/47, Callable 12/15/46 @ 100	230,775

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	$127,600
365,000	HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100(b)	293,779
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	73,390
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	349,695
150,000	Option Care Health, Inc., 4.38%, 10/31/29, Callable 10/31/24 @ 102.19(b)	128,250

		5,086,176

Health Care Technology (0.0%†):
23,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 7/18/22 @ 100(b)	22,482

Hotels, Restaurants & Leisure (0.1%):
125,000	Papa John S International, 3.88%, 9/15/29, Callable 9/15/24 @ 101.94(b)	102,187
275,000	Starbucks Corp., 3.00%, 2/14/32, Callable 11/14/31 @ 100	239,584

		341,771

Household Products (0.1%):
275,000	Spectrum Brands, Inc., 5.50%, 7/15/30, Callable 7/15/25 @ 102.75(b)	247,844

Industrial Conglomerates (0.1%):
103,000	General Electric Co., Series A, 6.75%, 3/15/32	115,505

Insurance (0.9%):
135,000	Aon Corp. / Aon Global Holdings plc, 3.90%, 2/28/52, Callable 8/28/51 @ 100	111,432
225,000	Athene Global Funding, 1.01% (SOFR+70 bps), 5/24/24(b)	218,485
125,000	Athene Global Funding, 3.21%, 3/8/27(b)	113,863
375,000	Athene Global Funding, 1.99%, 8/19/28(b)	311,619
130,000	Athene Global Funding, 2.72%, 1/7/29(b)	111,624
700,000	Farmers Exchange Capital III, 5.45% (US0003M+345 bps), 10/15/54, Callable 10/15/34 @ 100(b)	709,976
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323 bps), 11/1/57, Callable 11/1/37 @ 100(b)	620,541

		2,197,540

IT Services (0.0%†):
80,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	77,000

Media (0.8%):
290,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(b)	236,350
208,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b)	170,300
499,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	449,178
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50, Callable 9/1/49 @ 100	27,931
380,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	324,562

See accompanying notes to the financial statements.

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(b)	$26,175
490,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	374,850
465,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(b)	113,925
120,000	Time Warner Cable LLC, 5.88%, 11/15/40, Callable 5/15/40 @ 100	110,595
125,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	109,493

		1,943,359

Oil, Gas & Consumable Fuels (0.8%):
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	212,362
264,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	260,370
670,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	589,600
55,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	51,974
18,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	17,105
163,000	Occidental Petroleum Corp., 7.29%, 10/10/36(d)	79,259
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	159,000
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(b)	213,750
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(b)	207,500
89,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25(b)	73,870

		1,864,790

Pharmaceuticals (0.7%):
90,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	88,933
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(b)	928,085
490,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(b)	445,876
160,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(b)	144,413
317,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5(b)	24,568

		1,631,875

Real Estate (0.3%):
180,000	Healthcare Trust of America Holdings, LP, 2.00%, 3/15/31, Callable 12/15/30 @ 100	139,854
15,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	14,081
20,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	19,025
75,000	VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100(b)	69,000
15,000	Vici Properties Vici Note, 3.75%, 2/15/27, Callable 2/15/23 @ 101.88(b)	13,425

Principal Amount		Value
Corporate Bonds, continued
Real Estate, continued
$132,000	Vici Properties, LP, 5.63%, 5/15/52, Callable 11/15/51 @ 100	$121,110
90,000	Vici Properties, LP Vici Note Co., Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100(b)	87,075
45,000	Vici Properties, LP Vici Note Co., Inc., 4.50%, 1/15/28, Callable 10/15/27 @ 100(b)	40,781
130,000	Vici Properties, LP Vici Note Co., Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100(b)	111,475

		615,826

Semiconductors & Semiconductor Equipment (0.1%):
130,000	Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	118,231
140,000	Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100(b)	115,925

		234,156

Software (0.2%):
70,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	57,767
70,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	55,417
565,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	414,948

		528,132

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 8/8/22 @ 103.44	22,562

Tobacco (0.5%):
625,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	460,317
130,000	BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51 @ 100	112,796
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	514,278

		1,087,391

Utilities (0.1%):
265,000	NextEra Energy Capital Holdings, Inc., 4.63%, 7/15/27, Callable 6/15/27 @ 100	268,695

Wireless Telecommunication Services (1.0%):
27,000	Sprint Corp., 7.88%, 9/15/23	27,844
845,627	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(b)	849,305
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	211,268
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	404,189
205,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	197,420
280,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	262,086
222,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	186,977

See accompanying notes to the financial statements.

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	$352,636

		2,491,725

Total Corporate Bonds (Cost $62,037,382)		55,294,626

Yankee Debt Obligations (7.5%):
Aerospace & Defense (0.2%):
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	316,537
355,000	Avolon Holdings Funding, Ltd., 2.53%, 11/18/27, Callable 10/18/27 @ 100(b)	291,987

		608,524

Banks (2.1%):
450,000	DNB Bank ASA, 1.60% (H15T1Y+68 bps), 3/30/28, Callable 3/30/27 @ 100(b)	391,421
450,000	HSBC Holdings plc, 2.10% (SOFR+193 bps), 6/4/26, Callable 6/4/25 @ 100	416,261
440,000	HSBC Holdings plc, 2.01% (SOFR+173 bps), 9/22/28, Callable 9/22/27 @ 100	376,614
410,000	HSBC Holdings plc, 2.21% (SOFR+129 bps), 8/17/29, Callable 8/17/28 @ 100	345,526
305,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	251,323
295,000	HSBC Holdings PLC, 4.75% (SOFR+211 bps), 6/9/28, Callable 6/9/27 @ 100	287,940
155,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	154,493
145,000	Lloyds Banking Group plc, 3.87% (H15T1Y+4 bps), 7/9/25, Callable 7/9/24 @ 100	142,851
450,000	Lloyds Banking Group plc, 1.63% (H15T1Y+85 bps), 5/11/27, Callable 5/11/26 @ 100	400,157
200,000	Lloyds Banking Group plc, 3.75% (H15T1Y+180 bps), 3/18/28, Callable 3/18/27 @ 100	190,009
545,000	NatWest Group plc, 4.27% (US0003M+176 bps), 3/22/25, Callable 3/22/24 @ 100	538,761
390,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	391,003
590,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	551,852
45,000	Santander UK Group Holdings plc, 1.53% (H15T1Y+125 bps), 8/21/26, Callable 8/21/25 @ 100	40,326
30,000	Santander UK Group Holdings plc, 1.67% (SOFR+99 bps), 6/14/27, Callable 6/14/26 @ 100	26,288
410,000	Santander UK plc, 5.00%, 11/7/23(b)	412,972

		4,917,797

Beverages (0.1%):
275,000	Bacardi, Ltd., 4.45%, 5/15/25, Callable 3/15/25 @ 100(b)	272,728

Biotechnology (0.1%):
275,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	238,562

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets (0.9%):
$380,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	$357,421
625,000	Credit Suisse Group AG, 2.19% (SOFR+204 bps), 6/5/26, Callable 6/5/25 @ 100(b)	568,531
185,000	Credit Suisse Group AG, 1.30% (SOFR+98 bps), 2/2/27, Callable 2/2/26 @ 100(b)	159,670
280,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(b)	224,077
165,000	Macquarie Group, Ltd., 2.69% (SOFR+144 bps), 6/23/32, Callable 6/23/31 @ 100(b)	132,799
570,000	Macquarie Group, Ltd., 2.87% (SOFR+153 bps), 1/14/33, Callable 1/14/32 @ 100(b)	466,959
170,000	Macquarie Group, Ltd., 4.44% (SOFR+241 bps), 6/21/33, Callable 6/21/32 @ 100(b)	158,520
200,000	UBS Group AG, 4.49% (H15T1Y+155 bps), 5/12/26, Callable 5/12/25 @ 100(b)	199,455

		2,267,432

Containers & Packaging (0.1%):
270,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	253,800

Diversified Financial Services (0.3%):
394,000	GE Capital International Funding, 4.42%, 11/15/35	369,986
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	285,000
72,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	71,190
223,000	Shell International Finance BV, 4.00%, 5/10/46	199,069

		925,245

Energy Equipment & Services (0.0%†):
111,150	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 8/8/22 @ 102.58(b)	106,704
113,438	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 8/8/22 @ 105.16(b)	101,243
31,050	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 8/8/22 @ 102.08(b)	29,342

		237,289

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(b)	442,344

Hotels, Restaurants & Leisure (0.1%):
300,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	243,000

Industrial Services (0.1%):
290,000	Airport Authority, 3.25%, 1/12/52, Callable 7/12/51 @ 100(b)	231,414

Interactive Media & Services (0.1%):
295,000	Tencent Holdings, Ltd., 3.68%, 4/22/41, Callable 10/22/40 @ 100(b)	237,664

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(b)	202,750

National (0.1%):
200,000	Republic of South Africa Government International, 5.88%, 4/20/32	170,764

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels (0.5%):
$200,000	Ecopetrol SA, 6.88%, 4/29/30, Callable 1/29/30 @ 100	$176,000
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	176,500
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	386,124
120,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100	80,434
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	52,729
200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(b)	187,504

		1,059,291

Sovereign Bond (1.3%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	368,220
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(b)	146,001
200,000	Brazilian Government International Bond, 3.88%, 6/12/30	167,796
200,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	188,040
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(b)	158,750
225,000	Mexico Government International Bond, 3.75%, 1/11/28	214,825
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	176,750
200,000	Paraguay Government International Bond, 4.70%, 3/27/27	191,500
200,000	Peruvian Government International Bond, 2.84%, 6/20/30	173,840
200,000	Qatar Government International Bond, 4.50%, 4/23/28	207,490
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	151,195
20,000	Republic of Peru, 4.13%, 8/25/27	19,574
200,000	Saudi Government International Bond, 3.25%, 10/26/26	195,626
200,000	Saudi Government International Bond, 3.63%, 3/4/28	197,480

		2,557,087

Telecommunications (0.3%):
6,202	Intelsat, 0.00%	169,005
540,000	Intelsat, 0.00%(a)(e)	—
111,000	Intelsat, 0.00%(a)(e)	—
690,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	569,609

		738,614

Thrifts & Mortgage Finance (0.3%):
330,000	Nationwide Building Society, 3.77% (US0003M+106 bps), 3/8/24, Callable 3/8/23 @ 100(b)	329,424
140,000	Nationwide Building Society, 4.36% (US0003M+139 bps), 8/1/24, Callable 8/1/23 @ 100(b)	140,347
245,000	Nationwide Building Society, 2.97% (SOFR+129 bps), 2/16/28, Callable 2/16/27 @ 100^(b)	223,773

		693,544

Principal Amount		Value
Yankee Debt Obligations, continued
Tobacco (0.1%):
$280,000	Imperial Brands Finance plc, 3.13%, 7/26/24, Callable 6/26/24 @ 100(b)	$271,082

Trading Companies & Distributors (0.2%):
140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	121,979
580,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	465,346

		587,325

Wireless Telecommunication Services (0.3%):
345,000	Vodafone Group plc, 5.25%, 5/30/48	328,843
468,000	Vodafone Group plc, 4.88%, 6/19/49	430,326

		759,169

Total Yankee Debt Obligations (Cost $20,088,896)		17,915,425

Municipal Bonds (0.7%):
California (0.5%):
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	760,697
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	404,791

		1,165,488

Michigan (0.0%†):
70,000	University of Michigan Revenue, Series A, 3.50%, 4/1/52, Continuously Callable @100	64,702

New York (0.2%):
420,000	City of New York NY, GO, Series A, 3.00%, 8/1/34, Continuously Callable @100	364,190

Total Municipal Bonds (Cost $1,893,230)		1,594,380

U.S. Government Agency Mortgages (34.4%):
Federal National Mortgage Association (23.3%)
395,054	3.50%, 1/1/32, Pool #AB4262	387,713
50,520	3.00%, 7/1/32, Pool #MA3060	49,801
290,005	3.00%, 10/1/33, Pool #MA1676	276,674
485,000	2.46%, 4/1/40, Pool #BL6060	378,881
966,774	2.00%, 9/1/40, Pool #MA4152	858,069
1,198,211	2.00%, 11/1/40, Pool #MA4176	1,078,825
222,632	2.00%, 5/1/41, Pool #MA4333	197,776
24,881	4.00%, 8/1/42, Pool #MA1146	24,939
520,512	3.50%, 4/1/43, Pool #MA1404	514,046
237,547	4.50%, 2/1/46, Pool #AL9106	245,291
55,145	Class QA , Series 2018-573.50%, 5/25/46	54,513
214,293	Class PA , Series 2018-553.50%, 1/25/47	212,155
124,683	4.00%, 6/1/47, Pool #AS9830	124,575
113,374	4.00%, 7/1/47, Pool #AS9972	113,276
8,728	4.00%, 8/1/47, Pool #MA3088	8,735
717,428	3.50%, 1/1/48, Pool #CA0996	693,915
33,681	3.50%, 1/1/48, Pool #MA3238	32,890
405,174	4.50%, 5/1/48, Pool #CA1710	407,246
35,704	4.50%, 5/1/48, Pool #CA1711	35,887
297,451	Class CT , Series 2018-433.00%, 6/25/48	283,006
246,140	4.50%, 8/1/48, Pool #CA2208	247,619
807,361	3.50%, 6/1/49, Pool #CA3633	780,005
640,502	3.00%, 9/1/49, Pool #BN7755	606,164
183,307	3.00%, 10/1/49, Pool #MA3811	174,775

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$825,000	3.00%, 8/25/51, TBA	$768,539
1,381,955	2.00%, 12/1/51, Pool #MA4492	1,200,542
1,416,491	2.00%, 12/1/51, Pool #BU7089	1,230,748
1,806,357	2.00%, 12/1/51, Pool #BQ6913	1,569,095
1,375,841	2.00%, 1/1/52, Pool #CB2767	1,195,027
1,323,358	2.50%, 3/1/52, Pool #MA4563	1,193,427
2,825,000	4.50%, 7/25/52, TBA	2,836,918
1,875,000	3.50%, 7/25/52, TBA	1,803,516
4,725,000	2.50%, 7/25/52, TBA	4,253,976
8,150,000	3.00%, 7/25/52, TBA	7,601,148
4,875,000	2.00%, 7/25/52, TBA	4,231,348
2,925,000	4.00%, 7/25/52, TBA	2,885,695
7,675,000	2.00%, 8/25/52, TBA	6,653,266
10,250,000	2.50%, 8/25/52, TBA	9,216,992
1,025,000	3.50%, 8/25/52, TBA	984,801

		55,411,814

Federal Home Loan Mortgage Corporation (6.4%)
187,766	3.00%, 3/1/31, Pool #G18592	184,798
440,924	3.50%, 1/1/34, Pool #G16756	440,062
955,763	3.50%, 4/1/44, Pool #G07848	929,892
1,208,421	3.50%, 4/1/45, Pool #G60023	1,177,718
915,930	4.00%, 12/1/45, Pool #G60344	914,448
543,058	3.50%, 6/1/46, Pool #G08711	532,003
348,018	3.00%, 8/1/46, Pool #G08715	330,116
377,769	3.50%, 8/1/46, Pool #G08716	370,077
92,957	3.00%, 9/1/46, Pool #G08721	88,178
151,385	3.50%, 9/1/46, Pool #G08722	148,300
460,869	3.00%, 10/1/46, Pool #G08726	437,169
515,775	3.00%, 11/1/46, Pool #G08732	489,249
653,968	3.00%, 1/1/47, Pool #G08741	620,308
631,585	3.50%, 4/1/47, Pool #G67703	609,430
64,236	Class PA , Series 48464.00%, 6/15/47	64,065
823,978	3.50%, 12/1/47, Pool #G67706	803,719
251,146	3.50%, 12/1/47, Pool #G08792	245,485
1,597,042	3.50%, 1/1/48, Pool #G67707	1,586,880
288,581	3.50%, 2/1/48, Pool #G08800	281,646
782,934	4.00%, 3/1/48, Pool #G67711	790,088
384,858	3.50%, 3/1/48, Pool #G67710	377,458
69,130	Class CA , Series 48183.00%, 4/15/48	64,029
269,436	3.50%, 6/1/48, Pool #G08816	262,948
2,909	4.00%, 6/1/48, Pool #G67713	2,908
83,328	5.00%, 7/1/48, Pool #G08833	85,378
200,160	4.50%, 10/1/48, Pool #G08843	203,597
691,838	2.00%, 4/1/52, Pool #QE0312	600,910
1,356,818	2.50%, 4/1/52, Pool #SD8205	1,223,565
1,366,613	Class HZ , Series 46393.25%, 4/15/53	1,226,824

		15,091,248

Government National Mortgage Association (3.5%)
252,388	3.50%, 3/20/46, Pool #MA3521	248,348
261,227	3.50%, 4/20/46, Pool #MA3597	257,048
49,534	3.50%, 5/20/46, Pool #MA3663	48,742
106,634	3.50%, 9/20/46, Pool #MA3937	104,929
580,584	3.00%, 12/20/46, Pool #MA4126	555,373
427,595	3.50%, 1/20/47, Pool #MA4196	420,755
78,793	5.00%, 3/20/47, Pool #MA4324	83,862

Principal Amount or Contracts		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$83,513	3.50%, 6/20/47, Pool #MA4510	$82,013
188,737	5.00%, 6/20/47, Pool #MA4513	193,470
123,248	5.00%, 9/20/47, Pool #MA4722	129,754
226,139	4.00%, 9/20/47, Pool #MA4720	227,688
156,778	4.00%, 11/20/47, Pool #MA4838	157,852
270,628	3.00%, 11/20/47, Pool #MA4836	255,899
97,477	3.50%, 11/20/47, Pool #MA4837	95,532
73,805	4.00%, 12/20/47, Pool #MA4901	74,311
805,631	3.50%, 12/20/47, Pool #MA4900	791,160
237,110	4.00%, 3/20/48, Pool #MA5078	238,734
472,531	4.50%, 8/20/48, Pool #MA5399	485,316
240,191	Class NW , Series 2018-1243.50%, 9/20/48	229,849
132,388	4.00%, 9/20/48, Pool #MA5466	133,005
171,034	3.00%, 10/20/49, Pool #MA6209	157,936
3,775,000	2.50%, 7/20/52, TBA	3,457,664

		8,429,240

Federal Home Loan Bank (1.2%)
2,925,000	1.04%, 6/14/24, Callable 7/14/22 @ 100.00	2,815,655

Total U.S. Government Agency Mortgages (Cost $83,458,959)		81,747,957

U.S. Treasury Obligations (35.0%):
U.S. Treasury Bill (2.0%)
2,270,000	1.58%, 9/15/22(d)	2,262,333
740,000	2.00%, 10/20/22(d)	735,425
915,000	2.08%, 11/17/22(d)	907,669
785,000	2.43%, 12/22/22(d)	775,818

		4,681,245

U.S. Treasury Bonds (7.8%)
13,267,000	2.00%, 11/15/41	10,597,017
5,610,000	2.38%, 2/15/42	4,784,278
3,350,000	2.88%, 5/15/52	3,189,828

		18,571,123

U.S. Treasury Inflation Index Bonds (0.2%)
572,000	0.13%, 2/15/52	470,975

U.S. Treasury Notes (25.0%)
1,890,000	2.50%, 4/30/24	1,874,939
2,785,000	2.50%, 5/31/24	2,761,937
2,765,000	3.00%, 6/30/24	2,768,888
26,840,000	2.88%, 6/15/25	26,760,319
7,455,000	2.75%, 4/30/27	7,366,472
5,825,000	2.63%, 5/31/27	5,723,062
11,475,000	3.25%, 6/30/27	11,605,887
564,000	2.88%, 5/15/32	559,241

		59,420,745

Total U.S. Treasury Obligations (Cost $84,883,526)		83,144,088

Purchased Options (0.0%†)^:
Total Purchased Options (Cost $60,516)		3,700

Short-Term Security Held as Collateral for Securities on Loan (0.1%):
230,431	BlackRock Liquidity FedFund, Institutional Class , 0.19%(d)(f)	230,431

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $230,431)		230,431

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Unaffiliated Investment Company (2.4%):
Money Markets (2.4%):
5,815,843	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(d)	$5,815,843

Total Unaffiliated Investment Company (Cost $5,815,843)		5,815,843

Total Investment Securities (Cost $296,691,376)—118.7%		282,385,139
Net other assets (liabilities)—(18.7)%		(44,496,698)

Net Assets—100.0%		$237,888,441

Percentages indicated are based on net assets as of June 30, 2022.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0006M—6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $221,535.

^	See Options table below for more details.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2022.

(d)	The rate represents the effective yield at June 30, 2022.

(e)	Defaulted bond.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	10/3/22	43	$9,030,672	$(45,491)

U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/22	5	561,250	(4,057)

Ultra Long Term U.S. Treasury Bond March Futures (U.S. Dollar)	9/21/22	1	154,344	(1,158)

				$(50,706)

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Options Contracts

At June 30, 2022, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Euro$ 1Y Midcv Op Sep22c	Citigroup	Call	98.38 USD	9/16/22	36	$3,542	$1,800

Euro$ 1Y Midcv Op Sep22c	Citigroup	Call	98.75 USD	9/16/22	76	7,505	1,900

Total (Cost $60,516)							$3,700

At June 30, 2022, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Euro$ 1Y Midcv Op Sep22c	Citigroup	Call	99.00 USD	9/16/22	175	$17,325	$(2,188)

Total (Premiums $57,757)							(2,188)

Forward Currency Contracts

At June 30, 2022, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	123,914	European Euro	116,000	Citigroup	7/8/22	$2,303

European Euro	7,000	U.S. Dollar	7,306	Citigroup	7/8/22	33

U.S. Dollar	115,501	European Euro	109,000	Citigroup	10/7/22	442

						$2,778

European Euro	109,000	U.S. Dollar	114,741	Citigroup	7/8/22	(469)

Total Net Forward Currency Contracts						$2,309

Swap Agreements

At June 30, 2022, the Fund’s centrally-cleared swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)		Value	Unrealized Appreciation/ (Depreciation)

3-Month U.S. Dollar LIBOR	Quarterly	1.0335%	Semi-annually	7/24/25	5,065,000	USD	$—	$(185,482)	$(185,482)
3-Month U.S. Dollar LIBOR	Quarterly	1.0255%	Semi-annually	7/24/25	6,840,000	USD	—	(251,506)	(251,506)
3-Month U.S. Dollar LIBOR	Quarterly	1.0725%	Semi-annually	7/24/25	3,420,000	USD	—	(122,746)	(122,746)
3-Month U.S. Dollar LIBOR	Quarterly	1.39%	Semi-annually	9/28/25	7,585,000	USD	—	(218,333)	(218,333)
3-Month U.S. Dollar LIBOR	Quarterly	1.6875%	Semi-annually	12/7/25	7,820,000	USD	—	(174,516)	(174,516)
1.785%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	425,000	USD	—	89,011	89,011
1.7725%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	570,000	USD	—	120,786	120,786
1.8075%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	285,000	USD	—	58,424	58,424
1.87%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/28/53	645,000	USD	—	122,456	122,456
1.7425%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	12/7/53	655,000	USD	—	138,952	138,952

								$(422,954)	$(422,954)

See accompanying notes to the financial statements.

12

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Balances Reported in the Statement of Assets and Liabilities for Options Written, Forward Currency Contracts and Swap Agreements

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally cleared swap agreements(a)	$—	$—	$529,629	$(952,583)

Forward currency contracts			2,778	(469)

				Value

Options Written				$(2,188)

See accompanying notes to the financial statements.

13

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$296,691,376

Investment securities, at value(a)	$282,385,139
Cash	12,834
Deposit at broker for futures contracts collateral	1,466,729
Interest and dividends receivable	1,103,363
Unrealized appreciation on forward currency contracts	2,778
Unrealized appreciation on swap agreements	529,629
Receivable for capital shares issued	98,430
Receivable for investments sold	218,323
Receivable for TBA investments sold	18,632,717
Receivable for variation margin on swap agreements	420,469
Receivable for variation margin on futures contracts	31,292
Prepaid expenses	740

Total Assets	304,902,443

Liabilities:
Unrealized depreciation on forward currency contracts	469
Unrealized depreciation on swap agreements	952,583
Payable for investments purchased	1,390,233
Payable for TBA investments purchased	63,667,061
Payable for capital shares redeemed	584,828
Written Options (Premiums received $57,757)	2,188
Payable for collateral received on loaned securities	230,431
Manager fees payable	98,473
Administration fees payable	33,116
Distribution fees payable	49,236
Custodian fees payable	953
Administrative and compliance services fees payable	145
Transfer agent fees payable	528
Trustee fees payable	1,244
Other accrued liabilities	2,514

Total Liabilities	67,014,002

Net Assets	$237,888,441

Net Assets Consist of:
Paid in capital	$263,775,945
Total distributable earnings	(25,887,504)

Net Assets	$237,888,441

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,642,303
Net Asset Value (offering and redemption price per share)	$8.93

(a)	Includes securities on loan of $221,535.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$3,219,765
Dividends	13,836
Income from securities lending	331

Total Investment Income	3,233,932

Expenses:
Management fees	775,985
Administration fees	38,718
Distribution fees	323,325
Custodian fees	7,074
Administrative and compliance services fees	1,507
Transfer agent fees	2,592
Trustee fees	5,946
Professional fees	4,801
Shareholder reports	1,870
Other expenses	2,532

Total expenses	1,164,350
Less Management fees contractually waived	(129,329)

Net Expenses	1,035,021

Net Investment Income/(Loss)	2,198,911

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(15,456,296)
Net realized gains/(losses) on forward currency contracts	24,557
Net realized gains/(losses) on futures contracts	60,502
Net realized gains/(losses) on written options contracts	(634,285)
Net realized gains/(losses) on swap agreements	20,825
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(18,421,429)
Change in net unrealized appreciation/depreciation on forward currency contracts	(22,316)
Change in net unrealized appreciation/depreciation on futures contracts	(56,256)
Change in net unrealized appreciation/depreciation on written options contracts	42,144
Change in net unrealized appreciation/depreciation on swap agreements	(209,969)

Net realized and Change in net unrealized gains/losses on investments	(34,652,523)

Change in Net Assets Resulting From Operations	$(32,453,612)

See accompanying notes to the financial statements.

14

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,198,911	$2,612,736
Net realized gains/(losses) on investments	(15,984,697)	49,078
Change in unrealized appreciation/depreciation on investments	(18,667,826)	(6,538,739)

Change in net assets resulting from operations	(32,453,612)	(3,876,925)

Distributions to Shareholders:
Distributions	—	(19,638,536)

Change in net assets resulting from distributions to shareholders	—	(19,638,536)

Capital Transactions:
Proceeds from shares issued	1,176,158	17,585,557
Proceeds from dividends reinvested	—	19,638,536
Value of shares redeemed	(19,329,533)	(20,998,964)

Change in net assets resulting from capital transactions	(18,153,375)	16,225,129

Change in net assets	(50,606,987)	(7,290,332)
Net Assets:
Beginning of period	288,495,428	295,785,760

End of period	$237,888,441	$288,495,428

Share Transactions:
Shares issued	127,231	1,632,332
Dividends reinvested	—	1,942,486
Shares redeemed	(2,070,820)	(1,973,539)

Change in shares	(1,943,589)	1,601,279

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

15

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$10.09		$10.96	$10.55	$9.97	$10.20	$10.07

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.09 (a)	0.16 (a)	0.25 (a)	0.26	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	(1.24)		(0.23)	0.74	0.60	(0.29)	0.15

Total from Investment Activities	(1.16)		(0.14)	0.90	0.85	(0.03)	0.32

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.30)	(0.27)	(0.20)	(0.16)
Net Realized Gains	—		(0.57)	(0.19)	—	—	(0.03)

Total Dividends	—		(0.73)	(0.49)	(0.27)	(0.20)	(0.19)

Net Asset Value, End of Period	$8.93		$10.09	$10.96	$10.55	$9.97	$10.20

Total Return(b)	(11.50	)%(c)	(1.33)%	8.58%	8.49%	(0.21)%	3.14%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$237,888		$288,495	$295,786	$318,407	$321,344	$366,574
Net Investment Income/(Loss)(d)	1.70%		0.88%	1.47%	2.37%	2.25%	1.63%
Expenses Before Reductions(d)(e)	0.90%		0.91%	0.92%	0.91%	0.91%	0.91%
Expenses Net of Reductions(d)	0.80%		0.81%	0.82%	0.81%	0.85%	0.86%
Portfolio Turnover Rate	155	%(c)	258%	211%	203%	184%	198%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $60 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $230,431 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2022, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2022, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the

18

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2022, the monthly average notional amount for short contracts was $0.6 million. There was no long contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $5.2 million, and the monthly average notional amount for short contracts was $0.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2022, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written when writing options. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2022, the monthly average notional amount for written options contracts was $38,000. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Statement of Assets and Liabilities.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

19

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2022, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $33.3 million for the period ended June 30, 2022.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Currency Risk

Options Contracts			Written Options contracts*	$2,188

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	50,706

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	529,629	Unrealized depreciation on swap agreements	952,583

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,778	Unrealized depreciation on forward currency contracts	469

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Currency Risk
Options Contracts	Net realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written options contracts	$(634,285)	$42,144

Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	60,502	56,256

Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements/ Change in net unrealized appreciation/depreciation on swap agreements	20,825	(209,969)

Foreign Exchange Risk
Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	22,557	22,316

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2022. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022.

20

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$2,778	$469
Futures contracts	31,292	—
Written option contracts	—	2,188
Swap agreements	529,629	952,583

Total derivative assets and liabilities in the Statement of Assets and Liabilities	563,699	955,240
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(560,921)	(952,583)

Total assets and liabilities subject to a MNA	$2,778	$2,657

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Citigroup	$2,778	$(2,657)	$—	$—	$121

Total	$2,778	$(2,657)	$—	$—	$121

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Citigroup	$2,657	$(2,657)	$—	$—	$—

Total	$2,657	$(2,657)	$—	$—	$—

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MetWest Total Return Bond Fund	0.60%	0.91%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

21

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

22

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Rights+	$—	$—	$—	#	$—
Asset Backed Securities	—	11,835,685	—		11,835,685
Collateralized Mortgage Obligations	—	24,803,004	—		24,803,004
Corporate Bonds+	—	55,294,626	—		55,294,626
Yankee Debt Obligations+	169,005	17,746,420	—	#	17,915,425
Municipal Bonds	—	1,594,380	—		1,594,380
U.S. Government Agency Mortgages	—	81,747,957	—		81,747,957
U.S. Treasury Obligations	—	83,144,088	—		83,144,088
Purchased Options	—	3,700	—		3,700
Short-Term Security Held as Collateral for Securities on Loan	230,431	—	—		230,431
Unaffiliated Investment Company	5,815,843	—	—		5,815,843

Total Investment Securities	6,215,279	276,169,860	—		282,385,139

Other Financial Instruments:*
Written Options	—	(2,188)	—		(2,188)
Futures Contracts	(50,706)	—	—		(50,706)
Forward Currency Contracts	—	2,309	—		2,309
Interest Rate Swaps	—	(422,954)	—		(422,954)

Total Investments	$6,164,573	$275,747,027	$—		$281,911,600

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

*

Other Financial Instruments would include any derivative instruments, such as written options, futures contracts, forward currency contracts and interest rate swaps. These investments are generally presented in the financial statements at fair value for written options, variation margin for futures contracts or at the unrealized gain or loss on forward currency contracts and interest rate swaps.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$376,076,031	$382,373,683

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$385,227,377	$405,689,197

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

23

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $336,750,783. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$5,641,857
Unrealized (depreciation)	(1,866,229)

Net unrealized appreciation/(depreciation)	$3,775,628

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MetWest Total Return Bond Fund	$15,196,680	$4,441,856	$19,638,536

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MetWest Total Return Bond Fund	$2,625,945	$156,447	$—	$4,006,181	$6,788,573

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, straddles and other miscellaneous differences.

24

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

26

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Mid Cap Index Fund, Class 1	$1,000.00	$803.40	$1.39	0.31%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$802.10	$2.50	0.56%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.26	$1.56	0.31%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,022.02	$2.81	0.56%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	17.6%

Financials	14.8

Information Technology	13.6

Consumer Discretionary	13.5

Health Care	10.0

Real Estate	9.2

Materials	6.9

Utilities	4.4

Consumer Staples	4.0

Energy	3.9

Communication Services	1.6

Total Common Stocks	99.5

Short-Term Security Held as Collateral for Securities on Loan	0.9

Unaffiliated Investment Company	0.4

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (1.0%):
31,090	Axon Enterprise, Inc.*	$2,896,655
16,832	Curtiss-Wright Corp.	2,222,834
36,753	Hexcel Corp.	1,922,549
25,250	Mercury Systems, Inc.*	1,624,333

		8,666,371

Air Freight & Logistics (0.5%):
44,850	GXO Logistics, Inc.*	1,940,660
43,296	XPO Logistics, Inc.*	2,085,135

		4,025,795

Airlines (0.1%):
140,982	JetBlue Airways Corp.*	1,180,019

Auto Components (1.5%):
42,185	Adient plc*	1,249,942
62,862	Dana, Inc.	884,468
18,635	Fox Factory Holding Corp.*	1,500,863
102,440	Gentex Corp.	2,865,247
124,687	Goodyear Tire & Rubber Co. (The)*	1,335,398
26,045	Lear Corp.	3,278,805
12,459	Visteon Corp.*	1,290,503

		12,405,226

Automobiles (0.5%):
64,525	Harley-Davidson, Inc.	2,042,861
24,008	Thor Industries, Inc.	1,794,118

		3,836,979

Banks (6.9%):
65,851	Associated Banc-Corp.	1,202,439
17,433	Bank of Hawaii Corp.	1,297,015
49,434	Bank OZK	1,855,258
80,335	Cadence Bank	1,886,266
32,930	Cathay General Bancorp	1,289,209
48,213	Commerce Bancshares, Inc.	3,165,183
24,950	Cullen/Frost Bankers, Inc.	2,905,428
62,136	East West Bancorp, Inc.	4,026,413
148,245	F.N.B. Corp.	1,609,941
56,169	First Financial Bankshares, Inc.	2,205,757
234,999	First Horizon Corp.	5,137,078
70,677	Fulton Financial Corp.	1,021,283
47,255	Glacier Bancorp, Inc.	2,240,832
37,629	Hancock Whitney Corp.	1,668,094
82,830	Home Bancshares, Inc.	1,720,379
23,292	International Bancshares Corp.	933,543
128,426	Old National Bancorp	1,899,421
51,421	PacWest Bancorp	1,370,884
33,336	Pinnacle Financial Partners, Inc.	2,410,526
40,592	Prosperity Bancshares, Inc.	2,771,216
63,913	Synovus Financial Corp.	2,304,064
22,207	Texas Capital Bancshares, Inc.*	1,168,976
18,755	UMB Financial Corp.	1,614,805
95,883	Umpqua Holdings Corp.	1,607,958
59,407	United Bankshares, Inc.	2,083,403
184,019	Valley National Bancorp	1,915,638
77,975	Webster Financial Corp.	3,286,646
26,307	Wintrust Financial Corp.	2,108,506

		58,706,161

Shares		Value
Common Stocks, continued
Beverages (0.1%):
4,136	Boston Beer Co., Inc. (The), Class A*	$1,253,084

Biotechnology (2.3%):
46,894	Arrowhead Pharmaceuticals, Inc.*	1,651,138
140,427	Exelixis, Inc.*	2,923,690
60,397	Halozyme Therapeutics, Inc.*	2,657,468
41,845	Neurocrine Biosciences, Inc.*	4,079,051
22,667	Repligen Corp.*	3,681,121
19,838	United Therapeutics Corp.*	4,674,626

		19,667,094

Building Products (1.7%):
75,639	Builders FirstSource, Inc.*	4,061,814
14,464	Lennox International, Inc.	2,988,118
42,503	Owens Corning	3,158,398
18,891	Simpson Manufacturing Co., Inc.	1,900,623
49,561	Trex Co., Inc.*	2,697,110

		14,806,063

Capital Markets (1.6%):
16,933	Affiliated Managers Group, Inc.	1,974,388
17,773	Evercore, Inc., Class A	1,663,731
40,133	Federated Hermes, Inc., Class B	1,275,828
38,405	Interactive Brokers Group, Inc., Class A	2,112,659
73,665	Janus Henderson Group plc	1,731,864
45,674	SEI Investments Co.	2,467,309
46,662	Stifel Financial Corp.	2,614,005

		13,839,784

Chemicals (2.7%):
22,205	Ashland Global Holdings, Inc.	2,288,225
40,047	Avient Corp.	1,605,084
24,742	Cabot Corp.	1,578,292
68,067	Chemours Co. (The)	2,179,505
17,089	Ingevity Corp.*	1,078,999
14,336	Minerals Technologies, Inc.	879,370
2,985	NewMarket Corp.	898,366
60,764	Olin Corp.	2,812,158
56,780	RPM International, Inc.	4,469,722
17,715	Scotts Miracle-Gro Co. (The)	1,399,308
18,191	Sensient Technologies Corp.	1,465,467
77,569	Valvoline, Inc.	2,236,314

		22,890,810

Commercial Services & Supplies (1.5%):
20,588	Brink’s Co. (The)	1,249,898
21,931	Clean Harbors, Inc.*	1,922,691
58,785	IAA, Inc.*	1,926,384
33,472	MillerKnoll, Inc.	879,309
16,067	MSA Safety, Inc.	1,945,232
40,492	Stericycle, Inc.*	1,775,574
23,503	Tetra Tech, Inc.	3,209,335

		12,908,423

Communications Equipment (0.9%):
24,431	Calix, Inc.*	834,074
66,604	Ciena Corp.*	3,043,803
30,210	Lumentum Holdings, Inc.*	2,399,278
32,569	ViaSat, Inc.*	997,589

		7,274,744

See accompanying notes to the financial statements.

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering (1.5%):
61,889	AECOM	$4,036,401
12,972	Dycom Industries, Inc.*	1,206,915
22,391	EMCOR Group, Inc.	2,305,377
62,268	Fluor Corp.*	1,515,603
25,019	MasTec, Inc.*	1,792,862
9,353	Valmont Industries, Inc.	2,100,964

		12,958,122

Construction Materials (0.2%):
17,237	Eagle Materials, Inc.	1,895,036

Consumer Finance (0.5%):
17,236	FirstCash Holdings, Inc.	1,198,074
64,749	Navient Corp.	905,839
117,867	SLM Corp.	1,878,800

		3,982,713

Containers & Packaging (0.9%):
28,566	AptarGroup, Inc.	2,948,297
11,901	Greif, Inc., Class A	742,384
36,467	Silgan Holdings, Inc.	1,507,911
42,684	Sonoco Products Co.	2,434,695

		7,633,287

Diversified Consumer Services (1.1%):
1,729	Graham Holdings Co., Class B	980,066
14,150	Grand Canyon Education, Inc.*	1,332,789
69,873	H&R Block, Inc.	2,467,914
69,498	Service Corp. International	4,803,702

		9,584,471

Diversified Financial Services (0.6%):
83,888	Jefferies Financial Group, Inc.	2,316,986
44,734	Voya Financial, Inc.	2,663,015

		4,980,001

Diversified Telecommunication Services (0.2%):
56,037	Iridium Communications, Inc.*	2,104,750

Electric Utilities (1.5%):
24,951	ALLETE, Inc.	1,466,620
47,863	Hawaiian Electric Industries, Inc.	1,957,597
22,169	IDACORP, Inc.	2,348,140
88,114	OGE Energy Corp.	3,397,676
37,402	PNM Resources, Inc.	1,787,068
39,016	Portland General Electric Co.	1,885,643

		12,842,744

Electrical Equipment (1.9%):
15,126	Acuity Brands, Inc.	2,330,009
18,098	EnerSys	1,067,058
23,494	Hubbell, Inc.	4,195,559
72,830	nVent Electric plc	2,281,764
29,336	Regal Rexnord Corp.	3,330,223
91,992	Sunrun, Inc.*	2,148,933
9,299	Vicor Corp.*	508,934

		15,862,480

Electronic Equipment, Instruments & Components (3.3%):
28,912	Arrow Electronics, Inc.*	3,240,746
42,767	Avnet, Inc.	1,833,849

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
19,338	Belden, Inc.	$1,030,135
76,066	Cognex Corp.	3,234,326
10,912	Coherent, Inc.*	2,904,993
46,560	II-VI, Inc.*^	2,372,232
15,216	IPG Photonics Corp.*	1,432,282
61,827	Jabil, Inc.	3,166,161
10,830	Littlelfuse, Inc.	2,751,253
56,949	National Instruments Corp.	1,778,517
18,129	TD SYNNEX Corp.	1,651,552
57,425	Vishay Intertechnology, Inc.	1,023,314
70,492	Vontier Corp.	1,620,611

		28,039,971

Energy Equipment & Services (0.6%):
89,592	ChampionX Corp.	1,778,401
171,731	NOV, Inc.	2,903,971

		4,682,372

Entertainment (0.1%):
18,934	World Wrestling Entertainment, Inc., Class A	1,183,186

Equity Real Estate Investment Trusts (8.8%):
61,306	American Campus Communities, Inc.	3,952,398
68,351	Apartment Income REIT Corp.	2,843,402
130,933	Brixmor Property Group, Inc.	2,646,156
49,077	Corporate Office Properties Trust	1,285,327
65,213	Cousins Properties, Inc.	1,906,176
76,780	Douglas Emmett, Inc.	1,718,336
18,248	EastGroup Properties, Inc.	2,816,214
32,477	EPR Properties	1,524,146
57,793	First Industrial Realty Trust, Inc.	2,744,012
66,376	Healthcare Realty Trust, Inc.	1,805,427
46,550	Highwoods Properties, Inc.	1,591,544
63,320	Hudson Pacific Properties, Inc.	939,669
97,255	Independence Realty Trust, Inc.	2,016,096
47,601	JBG SMITH Properties	1,125,288
45,995	Kilroy Realty Corp.	2,406,918
95,829	Kite Realty Group Trust	1,656,883
38,265	Lamar Advertising Co., Class A	3,366,172
36,937	Life Storage, Inc.	4,124,385
263,067	Medical Properties Trust, Inc.	4,017,033
77,406	National Retail Properties, Inc.	3,328,458
36,840	National Storage Affiliates Trust	1,844,579
102,983	Omega Healthcare Investors, Inc.	2,903,091
101,830	Park Hotels & Resorts, Inc.	1,381,833
57,609	Pebblebrook Hotel Trust	954,581
98,639	Physicians Realty Trust	1,721,250
30,852	PotlatchDeltic Corp.	1,363,350
8,865	PS Business Parks, Inc.	1,659,085
63,824	Rayonier, Inc.	2,385,741
72,249	Rexford Industrial Realty, Inc.	4,160,820
101,279	Sabra Health Care REIT, Inc.	1,414,868
27,735	SL Green Realty Corp.	1,279,970
58,803	Spirit Realty Capital, Inc.	2,221,577
110,554	STORE Capital Corp.	2,883,248
93,232	The Macerich Co.	812,051

		74,800,084

See accompanying notes to the financial statements.

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing (1.5%):
59,047	BJ’s Wholesale Club Holdings, Inc.*	$3,679,809
16,249	Casey’s General Stores, Inc.	3,005,740
38,047	Grocery Outlet Holding Corp.*	1,621,943
68,060	Performance Food Group Co.*	3,129,399
47,940	Sprouts Farmers Market, Inc.*	1,213,841

		12,650,732

Food Products (1.9%):
70,499	Darling Ingredients, Inc.*	4,215,840
87,227	Flowers Foods, Inc.	2,295,815
39,260	Hain Celestial Group, Inc. (The)*	932,032
29,024	Ingredion, Inc.	2,558,756
8,675	Lancaster Colony Corp.	1,117,166
20,541	Pilgrim’s Pride Corp.*	641,495
24,468	Post Holdings, Inc.*	2,014,940
9,252	Sanderson Farms, Inc.	1,994,084

		15,770,128

Gas Utilities (1.7%):
40,305	National Fuel Gas Co.	2,662,145
42,473	New Jersey Resources Corp.	1,891,323
23,749	ONE Gas, Inc.	1,928,181
29,269	Southwest Gas Holdings, Inc.	2,548,745
22,810	Spire, Inc.	1,696,380
91,866	UGI Corp.	3,546,946

		14,273,720

Health Care Equipment & Supplies (3.3%):
20,581	Enovis Corp.*	1,131,955
71,017	Envista Holdings Corp.*	2,736,995
34,745	Globus Medical, Inc.*	1,950,584
22,631	Haemonetics Corp.*	1,475,089
8,850	ICU Medical, Inc.*	1,454,851
14,886	Inari Medical, Inc.*	1,012,099
31,302	Integra LifeSciences Holdings Corp.*	1,691,247
23,562	LivaNova plc*	1,471,918
22,453	Masimo Corp.*	2,933,934
47,285	Neogen Corp.*	1,139,096
23,020	NuVasive, Inc.*	1,131,663
15,473	Penumbra, Inc.*	1,926,698
21,987	QuidelOrtho Corp.*	2,136,697
15,670	Shockwave Medical, Inc.*	2,995,634
21,167	STAAR Surgical Co.*	1,501,375
28,151	Tandem Diabetes Care, Inc.*	1,666,258

		28,356,093

Health Care Providers & Services (2.5%):
39,532	Acadia Healthcare Co., Inc.*	2,673,549
14,445	Amedisys, Inc.*	1,518,458
6,553	Chemed Corp.	3,075,913
44,025	Encompass Health Corp.	2,467,601
37,117	HealthEquity, Inc.*	2,278,613
13,585	LHC Group, Inc.*	2,115,728
60,098	Option Care Health, Inc.*	1,670,123
38,174	Patterson Cos., Inc.	1,156,672
31,431	Progyny, Inc.*	913,071
58,436	R1 RCM, Inc.*	1,224,819
47,123	Tenet Healthcare Corp.*	2,476,785

		21,571,332

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.6%):
35,024	Boyd Gaming Corp.	$1,742,444
14,462	Choice Hotels International, Inc.	1,614,393
14,983	Churchill Downs, Inc.	2,869,694
9,996	Cracker Barrel Old Country Store, Inc.	834,566
41,604	Light & Wonder, Inc., Class A*	1,954,972
18,140	Marriott Vacations Worldwide Corp.	2,107,868
13,948	Papa John’s International, Inc.	1,164,937
33,793	Six Flags Entertainment Corp.*	733,308
29,845	Texas Roadhouse, Inc., Class A	2,184,654
37,479	Travel + Leisure Co.	1,454,935
75,041	Wendy’s Co. (The)	1,416,774
13,049	Wingstop, Inc.	975,674
40,323	Wyndham Hotels & Resorts, Inc.	2,650,027

		21,704,246

Household Durables (1.4%):
10,438	Helen of Troy, Ltd.*	1,695,236
37,763	KB Home	1,074,735
58,401	Leggett & Platt, Inc.	2,019,506
52,380	Taylor Morrison Home Corp., Class A*	1,223,597
76,857	Tempur Sealy International, Inc.	1,642,434
48,274	Toll Brothers, Inc.	2,153,020
14,273	TopBuild Corp.*	2,385,875

		12,194,403

Household Products (0.1%):
28,781	Energizer Holdings, Inc.	815,941

Industrial Conglomerates (0.6%):
22,634	Carlisle Cos., Inc.	5,400,699

Insurance (4.5%):
5,891	Alleghany Corp.*	4,907,792
29,183	American Financial Group, Inc.	4,050,892
32,790	Brighthouse Financial, Inc.*	1,345,046
50,738	CNO Financial Group, Inc.	917,850
47,025	First American Financial Corp.	2,488,563
15,579	Hanover Insurance Group, Inc. (The)	2,278,429
26,143	Kemper Corp.	1,252,250
9,389	Kinsale Capital Group, Inc.	2,156,090
11,388	Mercury General Corp.	504,488
125,810	Old Republic International Corp.	2,813,112
16,848	Primerica, Inc.	2,016,537
29,319	Reinsurance Group of America, Inc.	3,438,826
19,344	RenaissanceRe Holdings, Ltd.	3,024,821
17,416	RLI Corp.	2,030,531
26,456	Selective Insurance Group, Inc.	2,300,085
88,043	Unum Group	2,995,223

		38,520,535

Interactive Media & Services (0.3%):
44,597	TripAdvisor, Inc.*	793,826
20,707	Ziff Davis, Inc.*	1,543,293

		2,337,119

IT Services (2.3%):
21,718	Alliance Data Systems Corp.	804,869
18,903	Concentrix Corp.	2,564,003
22,132	Euronet Worldwide, Inc.*	2,226,258
74,423	Genpact, Ltd.	3,152,558
79,052	Kyndryl Holdings, Inc.*	773,129

See accompanying notes to the financial statements.

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
26,598	MAXIMUS, Inc.	$1,662,641
145,710	Sabre Corp.*^	849,489
45,840	Teradata Corp.*	1,696,538
169,013	Western Union Co. (The.)	2,783,644
19,701	WEX, Inc.*	3,064,688

		19,577,817

Leisure Products (1.3%):
33,156	Brunswick Corp. DE	2,167,739
50,774	Callaway Golf Co.*	1,035,790
154,329	Mattel, Inc.*	3,446,167
24,486	Polaris, Inc.	2,430,970
37,723	YETI Holdings, Inc.*	1,632,274

		10,712,940

Life Sciences Tools & Services (1.0%):
43,782	Bruker Corp.	2,747,758
11,785	Medpace Holdings, Inc.*	1,763,861
43,338	Sotera Health Co.*	848,992
44,909	Syneos Health, Inc.*	3,219,077

		8,579,688

Machinery (4.5%):
26,741	AGCO Corp.	2,639,337
15,654	Chart Industries, Inc.*	2,620,166
20,860	Crane Holdings Co.	1,826,502
54,451	Donaldson Co., Inc.	2,621,271
19,969	Esab Corp.	873,644
57,781	Flowserve Corp.	1,654,270
73,981	Graco, Inc.	4,395,211
36,558	ITT, Inc.	2,458,160
36,050	Kennametal, Inc.	837,441
25,436	Lincoln Electric Holdings, Inc.	3,137,785
23,813	Middleby Corp. (The)*	2,985,198
28,806	Oshkosh Corp.	2,366,125
30,221	Terex Corp.	827,149
29,535	Timken Co.	1,566,832
45,862	Toro Co. (The)	3,475,881
11,914	Watts Water Technologies, Inc., Class A	1,463,516
26,552	Woodward, Inc.	2,455,794

		38,204,282

Marine (0.2%):
26,648	Kirby Corp.*	1,621,264

Media (0.9%):
2,149	Cable One, Inc.	2,770,749
19,083	John Wiley & Sons, Inc., Class A	911,404
73,164	New York Times Co. (The), Class A	2,041,276
97,317	TEGNA, Inc.	2,040,737

		7,764,166

Metals & Mining (2.8%):
80,611	Alcoa Corp.	3,674,249
209,353	Cleveland-Cliffs, Inc.*	3,217,756
53,217	Commercial Metals Co.	1,761,483
27,122	Reliance Steel & Aluminum Co.	4,606,943
28,909	Royal Gold, Inc.	3,086,903
78,482	Steel Dynamics, Inc.	5,191,584
114,252	United States Steel Corp.	2,046,253
14,156	Worthington Industries, Inc.	624,280

		24,209,451

Shares		Value
Common Stocks, continued
Multiline Retail (0.8%):
56,300	Kohl’s Corp.	$2,009,347
124,718	Macy’s, Inc.	2,284,834
49,173	Nordstrom, Inc.	1,039,025
25,550	Ollie’s Bargain Outlet Holdings, Inc.*^	1,501,063

		6,834,269

Multi-Utilities (0.7%):
28,385	Black Hills Corp.	2,065,576
89,221	MDU Resources Group, Inc.	2,408,075
24,050	NorthWestern Corp.	1,417,267

		5,890,918

Oil, Gas & Consumable Fuels (3.4%):
142,563	Antero Midstream Corp.	1,290,195
85,398	CNX Resources Corp.*	1,405,651
42,355	DT Midstream, Inc.	2,076,242
129,432	EQT Corp.	4,452,461
178,172	Equitrans Midstream Corp.	1,133,174
65,759	HF Sinclair Corp.	2,969,677
48,712	Matador Resources Co.	2,269,492
64,191	Murphy Oil Corp.	1,937,926
41,781	PDC Energy, Inc.	2,574,127
113,481	Range Resources Corp.*	2,808,655
99,818	Targa Resources Corp.	5,956,140

		28,873,740

Paper & Forest Products (0.2%):
35,953	Louisiana-Pacific Corp.	1,884,297

Personal Products (0.4%):
47,358	BellRing Brands, Inc.*	1,178,741
148,753	Coty, Inc., Class A*	1,191,511
22,108	Nu Skin Enterprises, Inc., Class A	957,276

		3,327,528

Pharmaceuticals (0.8%):
27,284	Jazz Pharmaceuticals plc*	4,256,577
58,970	Perrigo Co. plc	2,392,413

		6,648,990

Professional Services (1.9%):
22,373	ASGN, Inc.*	2,019,163
10,254	CACI International, Inc., Class A*	2,889,372
15,061	FTI Consulting, Inc.*	2,723,782
15,834	Insperity, Inc.	1,580,708
60,886	KBR, Inc.	2,946,274
23,091	ManpowerGroup, Inc.	1,764,383
24,439	Science Applications International Corp.	2,275,271

		16,198,953

Real Estate Management & Development (0.4%):
21,393	Jones Lang LaSalle, Inc.*	3,740,780

Road & Rail (1.5%):
15,010	Avis Budget Group, Inc.*	2,207,671
71,613	Knight-Swift Transportation Holdings, Inc.	3,314,966
16,255	Landstar System, Inc.	2,363,802
22,389	Ryder System, Inc.	1,590,962
11,468	Saia, Inc.*	2,155,984
26,023	Werner Enterprises, Inc.	1,002,926

		12,636,311

See accompanying notes to the financial statements.

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.6%):
43,591	Amkor Technology, Inc.	$738,867
32,870	Azenta, Inc.	2,369,927
25,035	Cirrus Logic, Inc.*	1,816,039
12,513	CMC Materials, Inc.	2,183,393
43,510	First Solar, Inc.*	2,964,336
60,496	Lattice Semiconductor Corp.*	2,934,056
24,390	MKS Instruments, Inc.	2,503,146
25,393	Power Integrations, Inc.	1,904,729
27,787	Semtech Corp.*	1,527,451
16,016	Silicon Laboratories, Inc.*	2,245,764
6,817	SiTime Corp.*	1,111,376
36,737	SunPower Corp.*^	580,812
17,373	Synaptics, Inc.*	2,050,883
19,111	Universal Display Corp.	1,932,887
54,090	Wolfspeed, Inc.*	3,432,010

		30,295,676

Software (2.9%):
50,256	ACI Worldwide, Inc.*	1,301,128
12,201	Aspen Technology, Inc.*	2,241,080
20,237	Blackbaud, Inc.*	1,175,162
51,718	CDK Global, Inc.	2,832,595
19,330	CommVault Systems, Inc.*	1,215,857
18,183	Envestnet, Inc.*	959,517
11,354	Fair Isaac Corp.*	4,551,819
27,551	Manhattan Associates, Inc.*	3,157,344
17,374	Paylocity Holding Corp.*	3,030,373
14,611	Qualys, Inc.*	1,843,031
41,276	Sailpoint Technologies Holdings, Inc.*	2,587,180

		24,895,086

Specialty Retail (2.8%):
67,917	American Eagle Outfitters, Inc.	759,312
15,577	AutoNation, Inc.*	1,740,885
25,416	Dick’s Sporting Goods, Inc.	1,915,604
24,256	Five Below, Inc.*	2,751,358
36,601	Foot Locker, Inc.	924,175
27,079	GameStop Corp., Class A*^	3,311,762
91,607	Gap, Inc. (The)	754,842
12,668	Lithia Motors, Inc.	3,481,293
9,748	Murphy U.S.A., Inc.	2,270,017
7,759	RH*	1,646,925
29,736	Victoria’s Secret & Co.*	831,716
30,661	Williams-Sonoma, Inc.	3,401,838

		23,789,727

Technology Hardware, Storage & Peripherals (0.3%):
59,806	NCR Corp.*	1,860,565
52,207	Xerox Holdings Corp.	775,274

		2,635,839

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.7%):
64,891	Capri Holdings, Ltd.*	$2,661,180
17,641	Carter’s, Inc.	1,243,338
14,588	Columbia Sportswear Co.	1,044,209
26,959	Crocs, Inc.*	1,312,094
11,966	Deckers Outdoor Corp.*	3,055,518
153,445	Hanesbrands, Inc.	1,578,949
59,069	Skechers U.S.A., Inc., Class A*	2,101,675
82,603	Under Armour, Inc., Class A*	688,083
88,755	Under Armour, Inc., Class C*	672,763

		14,357,809

Thrifts & Mortgage Finance (0.7%):
47,110	Essent Group, Ltd.	1,832,579
135,550	MGIC Investment Corp.	1,707,930
205,596	New York Community Bancorp, Inc.	1,877,091
28,048	Washington Federal, Inc.	842,001

		6,259,601

Trading Companies & Distributors (1.0%):
15,725	GATX Corp.	1,480,666
20,452	MSC Industrial Direct Co., Inc.	1,536,150
74,093	Univar Solutions, Inc.*	1,842,693
14,553	Watsco, Inc.	3,475,547

		8,335,056

Water Utilities (0.5%):
100,707	Essential Utilities, Inc.	4,617,416

Total Common Stocks (Cost $715,358,636)		847,496,322

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.9%):
7,658,387	BlackRock Liquidity FedFund, Institutional Class, 0.19%(a)(b)	7,658,387

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $7,658,387)		7,658,387

Shares		Value
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
3,433,609	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(b)	3,433,609

Total Unaffiliated Investment Company (Cost $3,433,609)		3,433,609

Total Investment Securities (Cost $726,450,632) — 100.8%		858,588,318
Net other assets (liabilities) — (0.8)%		(7,082,772)

Net Assets — 100.0%		$851,505,546

Percentages indicated are based on net assets as of June 30, 2022.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $7,401,616.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(b)	The rate represents the effective yield at June 30, 2022.

See accompanying notes to the financial statements.

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P Midcap 400 E-Mini September Futures (U.S. Dollar)	9/16/22	19	$4,309,200	$37,706

				$37,706

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$726,450,632

Investment securities, at value(a)	$858,588,318
Deposit at broker for futures contracts collateral	260,000
Interest and dividends receivable	967,669
Reclaims receivable	1,946
Prepaid expenses	3,329

Total Assets	859,821,262

Liabilities:
Payable for capital shares redeemed	51,803
Payable for collateral received on loaned securities	7,658,387
Payable for variation margin on futures contracts	43,681
Manager fees payable	183,586
Administration fees payable	130,668
Distribution fees payable	174,202
Custodian fees payable	4,320
Administrative and compliance services fees payable	1,154
Transfer agent fees payable	2,281
Trustee fees payable	9,947
Other accrued liabilities	55,687

Total Liabilities	8,315,716

Net Assets	$851,505,546

Net Assets Consist of:
Paid in capital	$495,688,696
Total distributable earnings	355,816,850

Net Assets	$851,505,546

Class 1
Net Assets	$43,505,475
Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,122,177
Net Asset Value (offering and redemption price per share)	$7.11

Class 2
Net Assets	$808,000,071
Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,652,813
Net Asset Value (offering and redemption price per share)	$22.66

(a)	Includes securities on loan of $7,401,616.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$7,851,082
Interest	15
Income from securities lending	97,464

Total Investment Income	7,948,561

Expenses:
Management fees	1,255,082
Administration fees	90,293
Distribution fees — Class 2	1,191,817
Custodian fees	16,323
Administrative and compliance services fees	6,270
Transfer agent fees	5,757
Trustee fees	24,772
Professional fees	19,957
Licensing fees	98,632
Shareholder reports	13,555
Other expenses	10,622

Total expenses	2,733,080

Net Investment Income/(Loss)	5,215,481

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	29,906,597
Net realized gains/(losses) on futures contracts	(388,257)
Change in net unrealized appreciation/depreciation on securities	(253,439,602)
Change in net unrealized appreciation/depreciation on futures contracts	(164,361)

Net realized and Change in net unrealized gains/losses on investments	(224,085,623)

Change in Net Assets Resulting From Operations	$(218,870,142)

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$5,215,481	$9,030,612
Net realized gains/(losses) on investments	29,518,340	196,868,595
Change in unrealized appreciation/depreciation on investments	(253,603,963)	40,749,630

Change in net assets resulting from operations	(218,870,142)	246,648,837

Distributions to Shareholders:
Class 1	—	(8,374,201)
Class 2	—	(56,973,657)

Change in net assets resulting from distributions to shareholders	—	(65,347,858)

Capital Transactions:
Class 1
Proceeds from shares issued	13,471	101,292
Proceeds from dividends reinvested	—	8,374,200
Value of shares redeemed	(3,524,148)	(5,965,875)

Total Class 1 Shares	(3,510,677)	2,509,617

Class 2
Proceeds from shares issued	424,193	122,905,502
Proceeds from dividends reinvested	—	56,973,658
Value of shares redeemed	(91,819,079)	(302,432,797)

Total Class 2 Shares	(91,394,886)	(122,553,637)

Change in net assets resulting from capital transactions	(94,905,563)	(120,044,020)

Change in net assets	(313,775,705)	61,256,959
Net Assets:
Beginning of period	1,165,281,251	1,104,024,292

End of period	$851,505,546	$1,165,281,251

Share Transactions:
Class 1
Shares issued	1,652	11,257
Dividends reinvested	—	1,011,377
Shares redeemed	(442,197)	(636,312)

Total Class 1 Shares	(440,545)	386,322

Class 2
Shares issued	16,900	4,407,636
Dividends reinvested	—	2,153,199
Shares redeemed	(3,551,793)	(11,112,033)

Total Class 2 Shares	(3,534,893)	(4,551,198)

Change in shares	(3,975,438)	(4,164,876)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.85		$8.40	$8.28	$8.16	$11.25	$10.90

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.09 (a)	0.09 (a)	0.12 (a)	0.15	0.25
Net Realized and Unrealized Gains/(Losses) on Investments	(1.79)		1.83	0.97	1.79	(1.13)	1.41

Total from Investment Activities	(1.74)		1.92	1.06	1.91	(0.98)	1.66

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.31)	(0.30)	(0.28)	(0.12)
Net Realized Gains	—		(1.21)	(0.63)	(1.49)	(1.83)	(1.19)

Total Dividends	—		(1.47)	(0.94)	(1.79)	(2.11)	(1.31)

Net Asset Value, End of Period	$7.11		$8.85	$8.40	$8.28	$8.16	$11.25

Total Return(b)	(19.66	)%(c)	24.03%	14.82%	25.47%	(11.01)%	16.08%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$43,505		$58,070	$51,879	$50,096	$44,788	$55,764
Net Investment Income/(Loss)(d)	1.28%		1.01%	1.21%	1.31%	1.32%	1.27%
Expenses Before Reductions(d)(e)	0.31%		0.32%	0.33%	0.32%	0.31%	0.31%
Expenses Net of Reductions(d)	0.31%		0.32%	0.33%	0.32%	0.31%	0.31%
Portfolio Turnover Rate(f)	4%		30%	22%	14%	18%	21%

Class 2

Net Asset Value, Beginning of Period	$28.25		$24.06	$21.91	$19.00	$23.45	$21.45

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.21 (a)	0.19 (a)	0.23 (a)	0.25	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(5.72)		5.39	2.84	4.41	(2.65)	3.06

Total from Investment Activities	(5.59)		5.60	3.03	4.64	(2.40)	3.30

Distributions to Shareholders From:
Net Investment Income	—		(0.20)	(0.25)	(0.24)	(0.22)	(0.11)
Net Realized Gains	—		(1.21)	(0.63)	(1.49)	(1.83)	(1.19)

Total Dividends	—		(1.41)	(0.88)	(1.73)	(2.05)	(1.30)

Net Asset Value, End of Period	$22.66		$28.25	$24.06	$21.91	$19.00	$23.45

Total Return(b)	(19.79	)%(c)	23.66%	14.53%	25.28%	(11.35)%	15.80%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$808,000		$1,107,212	$1,052,145	$1,150,058	$1,020,140	$1,208,935
Net Investment Income/(Loss)(d)	1.03%		0.76%	0.96%	1.06%	1.08%	1.02%
Expenses Before Reductions(d)(e)	0.56%		0.57%	0.58%	0.57%	0.56%	0.56%
Expenses Net of Reductions(d)	0.56%		0.57%	0.58%	0.57%	0.56%	0.56%
Portfolio Turnover Rate(f)	4%		30%	22%	14%	18%	21%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄2% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,869 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $7,658,387 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $ 6.0 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$37,706	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(388,257)	$(164,361)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Mid Cap Index Fund, Class 1	0.25%	0.46%

AZL Mid Cap Index Fund, Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2022, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$847,496,322	$—	$—	$847,496,322

Short-Term Security Held as Collateral for Securities on Loan	7,658,387	—	—	7,658,387

Unaffiliated Investment Company	3,433,609	—	—	3,433,609

Total Investment Securities	858,588,318	—	—	858,588,318

Other Financial Instruments:*
Futures Contracts	37,706	—	—	37,706

Total Investments	$858,626,024	$—	$—	$858,626,024

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Mid Cap Index Fund	$44,306,940	$130,622,506

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $804,266,330. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$389,453,927
Unrealized (depreciation)	(19,294,316)

Net unrealized appreciation/(depreciation)	$370,159,611

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$17,708,187	$47,639,671	$65,347,858

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Mid Cap Index Fund	$31,567,536	$172,959,809	$—	$370,159,647	$574,686,992

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 30% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Moderate Index Strategy Fund	$1,000.00	$836.90	$0.32	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Moderate Index Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	43.9%

Fixed Income Fund	41.4%

International Equity Fund	14.7

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (43.9%):
5,797,458	AZL Mid Cap Index Fund, Class 2	$131,370,406
23,862,627	AZL S&P 500 Index Fund, Class 2	464,843,975
4,944,211	AZL Small Cap Stock Index Fund, Class 2	66,944,615

		663,158,996

Fixed Income Fund (41.4%):
62,752,608	AZL Enhanced Bond Index Fund	624,388,445

International Equity Fund (14.7%):
14,535,558	AZL International Index Fund, Class 2	222,684,756

Total Affiliated Investment Companies (Cost $1,708,341,777)		1,510,232,197

Total Investment Securities (Cost $1,708,341,777) — 100.0%		1,510,232,197
Net other assets (liabilities) — 0.0%†		(555,503)

Net Assets — 100.0%		$1,509,676,694

Percentages indicated are based on net assets as of June 30, 2022.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,708,341,777

Investments in affiliates, at value	$1,510,232,197
Foreign currency, at value (cost $106,270)	103,683
Receivable for capital shares issued	8,149
Receivable for investments sold	92,215
Prepaid expenses	6,012

Total Assets	1,510,442,256

Liabilities:
Cash overdraft	91,800
Payable for capital shares redeemed	555,755
Manager fees payable	63,492
Administration fees payable	7,468
Custodian fees payable	266
Administrative and compliance services fees payable	1,619
Transfer agent fees payable	1,064
Trustee fees payable	13,897
Other accrued liabilities	30,201

Total Liabilities	765,562

Net Assets	$1,509,676,694

Net Assets Consist of:
Paid in capital	$1,559,470,913
Total distributable earnings	(49,794,219)

Net Assets	$1,509,676,694

Shares of beneficial interest (unlimited number of shares authorized, no par value)	115,401,623
Net Asset Value (offering and redemption price per share)	$13.08

Amounts	shown as “—” are either $0 or rounds to less than $1.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Total Investment Income	$—

Expenses:
Management fees	1,695,404
Administration fees	32,614
Custodian fees	1,146
Administrative and compliance services fees	10,156
Transfer agent fees	3,129
Trustee fees	40,131
Professional fees	32,344
Shareholder reports	14,999
Other expenses	17,025

Total expenses	1,846,948
Less Management fees contractually waived	(1,271,545)

Net expenses	575,403

Net Investment Income/(Loss)	(575,403)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	11,057
Net realized gains/(losses) on affiliated transactions	15,192,690
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(6,543)
Change in net unrealized appreciation/depreciation on affiliated transactions	(318,506,766)

Net realized and Change in net unrealized gains/losses on investments	(303,309,562)

Change in Net Assets Resulting From Operations	$(303,884,965)

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(575,403)	$17,259,651
Net realized gains/(losses) on investments	15,203,747	116,951,336
Change in unrealized appreciation/depreciation on investments	(318,513,309)	4,889,597

Change in net assets resulting from operations	(303,884,965)	139,100,584

Distributions to Shareholders:
Distributions	—	(33,935,061)

Change in net assets resulting from distributions to shareholders	—	(33,935,061)

Capital Transactions:
Proceeds from shares issued	100,254	1,359,198,190
Proceeds from dividends reinvested	—	33,935,061
Value of shares redeemed	(114,136,856)	(181,979,760)

Change in net assets resulting from capital transactions	(114,036,602)	1,211,153,491

Change in net assets	(417,921,567)	1,316,319,014
Net Assets:
Beginning of period	1,927,598,261	611,279,247

End of period	$1,509,676,694	$1,927,598,261

Share Transactions:
Shares issued	7,201	89,961,204
Dividends reinvested	—	2,263,847
Shares redeemed	(7,965,842)	(11,902,446)

Change in shares	(7,958,641)	80,322,605

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$15.63		$14.20	$13.32	$11.98	$13.30	$15.54

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.20 (b)	0.26 (b)	0.23 (b)	0.26	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(2.55)		1.50	1.39	2.03	(0.92)	1.78

Total from Investment Activities	(2.55)		1.70	1.65	2.26	(0.66)	1.90

Distributions to Shareholders From:
Net Investment Income	—		(0.09)	(0.27)	(0.32)	(0.13)	(0.35)
Net Realized Gains	—		(0.18)	(0.50)	(0.60)	(0.53)	(3.79)

Total Dividends	—		(0.27)	(0.77)	(0.92)	(0.66)	(4.14)

Net Asset Value, End of Period	$13.08		$15.63	$14.20	$13.32	$11.98	$13.30

Total Return(c)	(16.31	)%(d)	12.06%	12.84%	19.33%	(5.17)%	13.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,509,677		$1,927,598	$611,279	$611,984	$590,092	$740,959
Net Investment Income/(Loss)(e)	(0.07)%		1.30%	1.95%	1.78%	1.75%	0.77%
Expenses Before Reductions*(e)(f)	0.22%		0.26%	0.43%	0.43%	0.42%	0.43%
Expenses Net of Reductions*(e)	0.07%		0.07%	0.08%	0.08%	0.07%	0.08%
Portfolio Turnover Rate	—	(a)(d)	14%	15%	5%	4%	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005 or 0.5%.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Moderate Index Strategy Fund	0.40%	0.20%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2022, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2022 is as follows:

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$758,516,926	$—	$(53,351,630)	$(4,132,741)	$(76,644,110)	$624,388,445	62,752,608	$—	$—
AZL International Index Fund, Class 2	291,329,601	—	(14,942,706)	3,165,486	(56,867,625)	222,684,756	14,535,558	—	—
AZL Mid Cap Index Fund, Class 2	178,097,959	—	(13,289,925)	3,445,077	(36,882,705)	131,370,406	5,797,458	—	—
AZL Small Cap Stock Index Fund, Class 2	89,228,105	—	(5,752,172)	1,154,361	(17,685,679)	66,944,615	4,944,211	—	—
AZL S&P 500 Index Fund, Class 2	610,886,701	16,187	(27,192,773)	11,560,507	(130,426,647)	464,843,975	23,862,627	—	—

	$1,928,059,292	$16,187	$(114,529,206)	$15,192,690	$(318,506,766)	$1,510,232,197	111,892,462	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to fees accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies+	$1,510,232,197	$—	$—	$1,510,232,197

Total Investment Securities	$1,510,232,197	$—	$—	$1,510,232,197

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Moderate Index Strategy Fund	$16,187	$114,529,205

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2022, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,808,286,779. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$133,439,267
Unrealized (depreciation)	(13,666,754)

Net unrealized appreciation/(depreciation)	$119,772,513

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Moderate Index Strategy Fund	$11,539,987	$22,395,074	$33,935,061

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Moderate Index Strategy Fund	$34,672,393	$99,641,886	$—	$119,776,467	$254,090,746

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of passive foreign investment companies, return of capital from underlying investments, straddles and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 16

Statement of Operations Page 16

Statements of Changes in Net Assets Page 17

Financial Highlights Page 18

Notes to the Financial Statements Page 19

Other Information Page 24

Statement Regarding the Trust’s Liquidity Risk Management Program Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$826.20	$2.58	0.57%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$825.20	$3.71	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,021.97	$2.86	0.57%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,020.73	$4.11	0.82%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	21.0%

Information Technology	19.0

Consumer Discretionary	14.2

Communication Services	11.0

Materials	8.2

Consumer Staples	6.1

Industrials	5.6

Energy	4.9

Health Care	4.0

Utilities	2.9

Real Estate	2.2

Total Common Stocks and Preferred Stocks	99.1

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	0.5

Unaffiliated Investment Company	0.4%

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (0.2%):
5,099	Aecc Aviation Power Co., Ltd.	$34,832
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	26,056
83,000	AviChina Industry & Technology Co., Ltd., Class H	48,177
35,570	Bharat Electronics, Ltd.	105,600
2,537	Korea Aerospace Industries, Ltd.	105,244
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	18,860

		338,769

Air Freight & Logistics (0.3%):
44,036	Agility Public Warehousing Co. KSC	116,944
572	Hyundai Glovis Co., Ltd.	79,172
9,300	SF Holding Co., Ltd., Class A	77,659
3,900	Yunda Holding Co., Ltd., Class A	9,956
11,913	ZTO Express Cayman, Inc., ADR	327,012

		610,743

Airlines (0.3%):
66,000	Air China, Ltd.*	57,527
69,000	China Airlines, Ltd.*	54,591
39,299	China Eastern Airlines Corp., Ltd.*	32,272
38,000	China Southern Airlines Co., Ltd.*	41,554
28,000	China Southern Airlines Co., Ltd., Class H*	16,206
64,000	Eva Airways Corp.*	68,010
2,989	InterGlobe Aviation, Ltd.*	60,941
4,761	Korean Air Lines Co., Ltd.*	92,644
13,203	Turk Hava Yollari AO*	37,132

		460,877

Auto Components (0.5%):
2,213	Balkrishna Industries, Ltd.	60,329
6,982	Bharat Forge, Ltd.	57,760
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	23,051
47,000	Cheng Shin Rubber Industry Co., Ltd.	55,938
6,500	Fuyao Glass Industry Group Co., Ltd.	40,643
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	65,939
2,479	Hankook Tire & Technology Co., Ltd.	63,049
5,302	Hanon Systems	41,144
4,200	Huayu Automotive Systems Co., Ltd.	14,453
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A	22,152
1,665	Hyundai Mobis Co., Ltd.	255,519
24,000	Minth Group, Ltd.	65,672
35,987	Motherson Sumi Systems, Ltd.	53,976
62	MRF, Ltd.	55,646
1,500	Ningbo Joyson Electronic Corp.*	3,529
2,300	Ningbo Tuopu Group Co., Ltd., Class A	23,607
3,600	Shandong Linglong Tyre Co., Ltd., Class A	13,660

		916,067

Automobiles (3.4%):
564,400	Astra International Tbk PT	250,836
1,747	Bajaj Auto, Ltd.	82,411
3,133	BYD Co., Ltd.	157,009
23,500	BYD Co., Ltd., Class H	946,610
14,924	Chongqing Changan Automobile Co., Ltd., Class A	38,710
84,000	Dongfeng Motor Group Co., Ltd., Class H	63,925
4,135	Eicher Motors, Ltd.	146,674
2,009	Ford Otomotiv Sanayi AS	32,205
177,000	Geely Automobile Holdings, Ltd.	404,527

Shares		Value
Common Stocks, continued
Automobiles, continued
4,500	Great Wall Motor Co., Ltd., Class A	$24,950
92,500	Great Wall Motor Co., Ltd., Class H	191,368
99,200	Guangzhou Automobile Group Co., Ltd.	96,243
3,348	Hero MotoCorp, Ltd.	115,525
732	Hyundai Motor Co., Ltd.	49,091
3,891	Hyundai Motor Co., Ltd.	541,569
7,717	Kia Corp.	460,513
15,497	Li Auto, Inc., ADR*	593,690
24,997	Mahindra & Mahindra, Ltd.	346,653
3,371	Maruti Suzuki India, Ltd.	362,373
37,354	NIO, Inc., ADR*	811,329
19,100	SAIC Motor Corp., Ltd.	50,888
47,846	Tata Motors, Ltd.*	250,353
11,629	Xpeng, Inc., ADR*	369,104
36,000	Yadea Group Holdings, Ltd.	70,729

		6,457,285

Banks (14.7%):
21,458	Absa Group, Ltd.	204,425
87,807	Abu Dhabi Commercial Bank	211,971
42,766	Abu Dhabi Islamic Bank Pjsc	87,416
143,000	Agricultural Bank of China, Ltd.*	64,544
724,000	Agricultural Bank of China, Ltd., Class A*	274,534
67,477	Akbank T.A.S.	32,491
57,248	Al Rajhi Bank	1,260,893
28,624	Alinma Bank	255,404
49,791	Alpha Services and Holdings SA*	43,766
53,900	AMMB Holdings Berhad	45,665
16,034	Arab National Bank	126,137
2,564	AU Small Finance Bank, Ltd.*	19,259
66,355	Axis Bank, Ltd.*	536,406
43,571	Banco Bradesco SA	119,733
1,298,706	Banco de Chile	118,231
1,979	Banco de Credito e Inversiones	57,959
24,879	Banco do Brasil SA	158,700
11,234	Banco Santander Brasil SA	61,849
2,238,136	Banco Santander Chile	90,409
10,347	Bancolombia SA	79,189
9,306	Bancolombia SA	75,356
20,207	Bandhan Bank, Ltd.	67,569
15,757	Bank AlBilad*	183,983
11,736	Bank Al-Jazira	69,899
102,800	Bank Jago TBK PT*	63,184
37,500	Bank of Beijing Co., Ltd., Class A	25,465
2,247,000	Bank of China, Ltd.*	900,279
72,500	Bank of China, Ltd., Class A*	35,321
75,999	Bank of Communications Co., Ltd., Class A	56,582
249,000	Bank of Communications Co., Ltd., Class H	172,001
20,000	Bank of Hangzhou Co., Ltd.*	44,794
36,920	Bank of Jiangsu Co., Ltd.	39,307
18,200	Bank of Nanjing Co., Ltd.	28,339
13,970	Bank of Ningbo Co., Ltd.	74,832
34,470	Bank of Shanghai Co., Ltd., Class A	33,748
62,666	Bank of the Philippine Islands	96,667
5,661	Bank Pekao SA	103,552
17,575	Banque Saudi Fransi	222,312
57,334	BDO Unibank, Inc.	115,244

See accompanying notes to the financial statements.

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
36,846	Boubyan Bank KSCP	$92,900
2,330	Capitec Bank Holdings, Ltd.	284,626
135,393	Chang Hwa Commercial Bank	79,066
257,000	China Citic Bank Co., Ltd.	115,500
2,720,000	China Construction Bank	1,828,815
32,600	China Construction Bank Corp.	29,535
430,795	China Development Financial Holding Corp.	212,785
72,500	China Everbright Bank Co., Ltd.	32,628
114,000	China Everbright Bank Co., Ltd., Class H	36,943
36,144	China Merchants Bank Co., Ltd.	228,252
109,500	China Merchants Bank Co., Ltd.	744,883
69,700	China Minsheng Banking Corp., Ltd., Class A	38,772
113,300	China Minsheng Banking Corp., Ltd., Class H	40,473
197,400	CIMB Group Holdings Berhad	222,314
57,925	Commercial Bank of Qatar Qsc (The)	109,032
47,453	Commercial International Bank Egypt SAE	94,307
1,875	Credicorp, Ltd.	224,831
505,000	CTBC Financial Holding Co., Ltd.	429,105
66,215	Dubai Islamic Bank	103,929
360,783	E.Sun Financial Holding Co., Ltd.	351,626
56,719	Emirates NBD Bank PJSC	204,035
70,569	Eurobank Ergasias Services and Holdings SA*	62,824
130,178	First Abu Dhabi Bank PJSC	666,065
312,745	First Financial Holdings Co., Ltd.	276,466
73,601	Grupo Financiero Banorte SAB de C.V.	410,648
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	92,731
24,941	Gulf Bank KSCP	25,965
8,661	Hana Financial Holdings Group, Inc.	263,071
19,300	Hong Leong Bank Berhad	89,698
6,400	Hong Leong Financial Group Berhad	26,896
272,123	Hua Nan Financial Holdings Co., Ltd.	206,682
26,900	Huaxia Bank Co., Ltd., Class A	20,949
146,247	ICICI Bank, Ltd.	1,313,198
108,800	Industrial & Commercial Bank of China, Ltd., Class A	77,566
1,600,000	Industrial & Commercial Bank of China, Ltd., Class H	951,108
39,400	Industrial Bank Co., Ltd.	117,266
8,902	Industrial Bank of Korea (IBK)	66,129
132,769	Itausa — Investimentos Itau S.A.	211,602
3,082	KakaoBank Corp.*	72,088
11,725	KB Financial Group, Inc.	435,438
2,004	Komercni Banka AS	56,551
16,130	Kotak Mahindra Bank, Ltd.	340,155
43,000	Krung Thai Bank	18,854
149,171	Kuwait Finance House KSCP	424,030
102,501	Malayan Banking Bhd	199,879
106,740	Masraf Al Rayan	121,152
371	mBank SA*	18,670
325,000	Mega Financial Holdings Co., Ltd.	386,040
46,592	Metropolitan Bank & Trust	40,467
16,450	Moneta Money Bank AS	59,987
10,393	National Bank of Greece SA*	31,088
220,284	National Bank of Kuwait SAKP	749,662
64,205	National Commercial Bank	1,129,575
13,995	Nedcor, Ltd.	178,660
5,651	OTP Bank Nyrt	126,706
33,100	Ping An Bank Co., Ltd., Class A*	74,162
38,900	Postal Savings Bank of China Co., Ltd., Class A	31,356

Shares		Value
Common Stocks, continued
Banks, continued
231,000	Postal Savings Bank of China Co., Ltd., Class H^	$184,509
22,657	Powszechna Kasa Oszczednosci Bank Polski SA*	142,261
1,554,500	PT Bank Central Asia Tbk	757,598
533,300	PT Bank Mandiri Persero Tbk	284,761
242,400	PT Bank Negara Indonesia Tbk	127,874
1,992,042	PT Bank Rakyat Indonesia Tbk	555,729
421,800	Public Bank Berhad	418,510
27,221	Qatar International Islamic Bank QSC	79,751
43,180	Qatar Islamic Bank	264,330
129,909	Qatar National Bank	713,472
59,900	RHB Bank Bhd	77,924
41,240	Riyad Bank	353,387
1,058	Santander Bank Polska SA	55,214
11,462	Saudi Investment Bank/The	59,608
317,881	Sberbank of Russia*(a)	6
28,200	SCB X pcl*	82,967
105,724	Shanghai Commercial & Savings Bank, Ltd. (The)	189,053
70,100	Shanghai Pudong Development Bank Co., Ltd.	83,921
12,719	Shinhan Financial Group Co., Ltd.	364,001
295,800	SinoPac Financial Holdings Co., Ltd.	167,176
35,548	Standard Bank Group, Ltd.	339,621
53,820	State Bank of India	318,202
315,390	Taishin Financial Holding Co., Ltd.	172,770
280,247	Taiwan Cooperative Financial Holding Co., Ltd.	252,892
3,719	TCS Group Holding plc, GDR*(a)	—
23,255	The Saudi British Bank	252,707
102,705	Turkiye Is Bankasi AS, Class C	27,011
97,280,589	VTB Bank PJSC(a)	1,801
15,903	Woori Financial Group, Inc.	148,555
316,254	Yes Bank, Ltd.*	50,706

		27,661,473

Beverages (1.7%):
138,132	Ambev SA Com Npv	353,718
1,100	Anhui Gujing Distillery Co., Ltd., Class A	41,079
3,000	Anhui Gujing Distillery Co., Ltd., Class B	46,869
1,300	Anhui Kouzi Distillery Co., Ltd.	11,398
10,480	Arca Continental SAB de C.V.	69,069
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	14,888
8,700	Carabao Group pcl	26,265
42,000	China Resources Beer Holdings Co., Ltd.	318,706
1,400	Chongqing Brewery Co., Ltd., Class A	30,719
15,966	Coca-Cola Femsa S.A.B de C.V.	88,421
3,027	Compania Cervecerias Unidas SA	19,142
54,785	Fomento Economico Mexicano S.A.B. de C.V.	369,949
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	21,375
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	87,705
1,100	JiuGui Liquor Co., Ltd., Class A	30,590
2,172	Kweichow Moutai Co., Ltd.	666,329
2,400	Luzhou Laojiao Co., Ltd.	88,678
51,000	Nongfu Spring Co., Ltd., Class H	296,511
23,700	Osotspa pcl	22,994
2,744	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	12,339
2,160	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	104,978
1,400	Sichuan Swellfun Co., Ltd., Class A	19,380
2,600	Tsingtao Brewery Co., Ltd., Class A	40,437
14,000	Tsingtao Brewery Co., Ltd., Class H	146,007

See accompanying notes to the financial statements.

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
7,920	United Spirits, Ltd.*	$76,321
6,800	Wuliangye Yibin Co., Ltd., Class A	205,472

		3,209,339

Biotechnology (0.7%):
51,000	3SBio, Inc.	40,613
808	Alteogen, Inc.*	38,088
1,420	BeiGene, Ltd., ADR*^	229,827
700	Beijing Tiantan Biological Products Corp., Ltd., Class A*	2,542
1,015	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	23,543
600	BGI Genomics Co., Ltd.	6,434
14,923	Biocon, Ltd.	58,356
2,869	Celltrion, Inc.	395,450
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	53,187
185	Green Cross Corp.	24,056
3,270	Hualan Biological Engineering, Inc., Class A	11,151
300	Imeik Technology Development Co., Ltd., Class A	26,935
28,000	Innovent Biologics, Inc.*	127,626
1,702	Legend Biotech Corp., ADR*	93,610
1,238	Seegne, Inc.	34,565
1,000	Shanghai Junshi Biosciences Co., Ltd., Class A*	11,253
21,600	Shanghai Raas Blood Products Co., Ltd.	19,150
2,560	Shenzhen Kangtai Biological Products Co., Ltd., Class A	17,304
644	SK Bioscience Co., Ltd.*	49,920
4,000	Walvax Biotechnology Co., Ltd., Class A	28,974
2,417	Zai Lab, Ltd., ADR*	83,822

		1,376,406

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	15,556
35,000	China Lesso Group Holdings, Ltd.	52,958
6,500	Zhuzhou Kibing Group Co., Ltd., Class A	12,416

		80,930

Capital Markets (1.1%):
173,524	B3 SA- Brasil Bolsa Balcao	363,436
34,376	Banco BTG Pactual SA	146,559
68,300	Bangkok Commercial Asset Management pcl, Class R	33,661
23,140	Caitong Securities Co., Ltd.	27,239
193,000	China Cinda Asset Management Co., Ltd., Class H	30,294
120,000	China Galaxy Securities Co.	69,404
44,400	China International Capital Corp., Ltd.	96,175
14,140	China Merchants Securities Co., Ltd.	30,482
21,465	Citic Securities Co., Ltd., Class A	69,596
67,850	Citic Securities Co., Ltd., Class A	152,031
5,300	CSC Financial Co., Ltd., Class A	22,917
27,993	East Money Information Co., Ltd., Class A	106,429
6,600	Everbright Securities Co., Ltd.	15,597
20,100	Founder Securities Co., Ltd., Class A	20,171
30,400	GF Securities Co., Ltd.	40,260
15,400	GF Securities Co., Ltd., Class A	43,095
12,599	Guosen Securities Co., Ltd., Class A	18,043
14,600	Guotai Junan Securities Co., Ltd.	33,210
28,600	Haitong Securities Co., Ltd.	41,986
78,800	Haitong Securities Co., Ltd.	57,936

Shares		Value
Common Stocks, continued
Capital Markets, continued
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	$14,399
12,900	Huatai Securities Co., Ltd., Class A	27,418
44,600	Huatai Securities Co., Ltd., Class H	66,780
24,300	Industrial Securities Co., Ltd.	25,639
1,242	Korea Investment Holdings Co., Ltd.	59,086
10,139	Meritz Securities Co., Ltd.	35,485
9,168	Mirae Asset Securities Co., Ltd.	46,840
6,300	Nanjing Securities Co., Ltd.	7,863
2,777	NH Investment & Securities Co., Ltd.	19,389
26,240	Orient Securities Co., Ltd./China	40,169
3,779	Reinet Investments SCA	66,378
1,516	Samsung Securities Co., Ltd.	39,132
69,900	Shenwan Hongyuan Group Co., Ltd.	44,837
45,462	The Moscow Exchange*(a)	45
304,680	Yuanta Financial Holding Co., Ltd.	201,752
5,300	Zheshang Securities Co., Ltd.	9,022

		2,122,755

Chemicals (3.2%):
5,052	Advanced Petrochemical Co.	69,248
11,215	Asian Paints, Ltd.	383,549
9,301	Berger Paints India, Ltd.	67,038
42,000	Dongyue Group, Ltd.	52,744
88,000	Formosa Chemicals & Fibre Corp.	220,969
112,000	Formosa Plastics Corp.	408,529
4,600	Guangzhou Tinci Materials Technology Co., Ltd., Class A	42,794
3,276	Hanwha Chemical Corp.*	95,868
13,400	Hengli Petrochemical Co., Ltd.	44,627
10,092	Hengyi Petrochemical Co., Ltd., Class A	15,866
1,300	Hoshine Silicon Industry Co., Ltd.	22,959
60,600	Indorama Ventures pcl	80,737
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	23,293
6,200	Kingfa Sci & Tech Co., Ltd., Class A	8,823
533	Kumho Petrochemical Co., Ltd.	57,202
1,357	LG Chem, Ltd.	540,138
226	LG Chem, Ltd.	41,913
3,900	Lomon Billions Group Co., Ltd., Class A	11,704
540	Lotte Chemical Corp.	75,029
135,824	Mesaieed Petrochemical Holding Co.	92,941
133,000	Nan Ya Plastics Corp.	371,079
9,868	National Industrialization Co.*	42,472
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	30,745
29,450	Orbia Advance Corp SAB de CV	68,936
73,300	Petronas Chemicals Group Berhad	149,824
4,368	PhosAgro, GDR(a)	4
2,276	PI Industries, Ltd.	73,863
4,453	Pidilite Industries, Ltd.	118,054
832,600	PT Barito Pacific Tbk	42,238
39,200	PTT Global Chemical Public Co., Ltd.	50,544
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	44,591
6,466	SABIK Agri-Nutrients Co.	237,619
8,631	Sahara International Petrochemical Co.	115,730
16,339	Sasol, Ltd.*	377,642
26,296	Saudi Basic Industries Corp.	712,566
8,430	Saudi Industrial Investment Group	64,148

See accompanying notes to the financial statements.

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
21,544	Saudi Kayan Petrochemical Co.*	$90,751
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	21,574
3,600	Shanghai Putailai New Energy Technology Co., Ltd., Class A	45,493
264	Shenzhen Dynanonic Co., Ltd., Class A	16,155
388	SK Chemicals Co., Ltd.	27,562
591	SK IE Technology Co., Ltd.*	44,737
649	SKC Co., Ltd.	66,597
1,120	Skshu Paint Co., Ltd., Class A*	21,683
4,172	Sociedad Quimica y Minera de Chile SA	347,970
3,359	SRF, Ltd.	96,015
14,118	UPL, Ltd.	113,253
7,300	Wanhua Chemical Group Co., Ltd.	105,903
7,713	Yanbu National Petrochemical Co.	103,922

		5,957,641

Commercial Services & Supplies (0.1%):
108,222	China Everbright International, Ltd.	63,991
6,265	Indian Railway Catering & Tourism Corp., Ltd.	45,822
588	S1 Corp.	29,121
2,200	Shanghai M&G Stationery, Inc., Class A	18,443

		157,377

Communications Equipment (0.2%):
17,000	Accton Technology Corp.	137,545
20,500	BYD Electronic International Co., Ltd.	64,556
1,300	China Zhenhua Group Science & Technology Co., Ltd., Class A	26,391
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	12,133
1,800	Yealink Network Technology Corp., Ltd., Class A	20,475
900	Zhongji Innolight Co., Ltd., Class A	4,182
8,300	ZTE Corp.	31,647
23,800	ZTE Corp., Class H	55,615

		352,544

Construction & Engineering (0.5%):
98,000	China Communications Services Corp., Ltd.	43,158
118,000	China Railway Group, Ltd.	73,444
53,400	China Railway Group, Ltd., Class A	49,042
80,500	China State Construction Engineering Corp., Ltd.	64,040
44,000	China State Construction International Holdings, Ltd.	48,757
1,727	GS Engineering & Construction Corp.	42,079
2,127	Hyundai Engineering & Construction Co., Ltd.	67,910
19,005	Larsen & Toubro, Ltd.	375,752
35,600	Metallurgical Corp. of China, Ltd.	18,629
38,400	Power Construction Corp. of China, Ltd.	45,227
4,331	Samsung Engineering Co., Ltd.*	72,295

		900,333

Construction Materials (1.0%):
1,933	ACC, Ltd.	52,013
19,842	Ambuja Cements, Ltd.	91,331
7,700	Anhui Conch Cement Co., Ltd., Class A	40,639
33,000	Anhui Conch Cement Co., Ltd., Class H	144,272
72,000	Asia Cement Corp.	106,020
25,400	BBMG Corp.	10,518
437,937	Cemex SAB de C.V.*	170,562
8,458	China Jushi Co., Ltd., Class A	22,025

Shares		Value
Common Stocks, continued
Construction Materials, continued
122,000	China National Buildings Material Co., Ltd.	$130,652
78,000	China Resources Cement Holdings, Ltd.	52,478
7,494	Grasim Industries, Ltd.	125,552
900	Huaxin Cement Co., Ltd.	2,626
827	POSCO Chemical Co., Ltd.	68,392
112,100	PT Semen Indonesia (Persero) Tbk	53,682
298	Shree Cement, Ltd.	71,848
162,374	Taiwan Cement Corp.	215,649
19,200	The Siam Cement Public Co., Ltd.	203,356
3,087	Ultra Tech Cement, Ltd.	219,579

		1,781,194

Consumer Finance (0.6%):
2,667	360 DigiTech, Inc., ADR	46,139
7,885	Bajaj Finance, Ltd.	540,684
12,258	Cholamandalam Investment and Finance Co., Ltd.	96,361
15,500	JMT Network Services pcl	32,187
29,000	Krungthai Card pcl	46,840
22,256	Lufax Holding, Ltd., ADR	133,536
28,300	Muangthai Capital pcl, Class R	34,299
4,134	Muthoot Finance, Ltd.	51,184
4,769	SBI Cards & Payment Services, Ltd.	46,481
4,836	Shriram Transport Finance	79,358
27,700	Srisawad Corp pcl	38,085

		1,145,154

Containers & Packaging (0.1%):
21,248	Klabin SA	82,021
38,400	SCG Packaging pcl	60,384
1,500	Yunnan Energy New Material Co., Ltd.	56,260

		198,665

Diversified Consumer Services (0.1%):
47,790	New Oriental Education & Technology Group, Inc.*	97,784
12,817	TAL Education Group, ADR*	62,419

		160,203

Diversified Financial Services (0.8%):
41,082	Chailease Holding Co., Ltd.	288,330
58,000	Far East Horizon, Ltd.	48,682
145,699	FirstRand, Ltd.	560,111
203,038	Fubon Financial Holdings Co., Ltd.	408,025
22,368	Haci Omer Sabanci Holding AS	25,409
722	Meritz Financial Group, Inc.	14,424
431,800	Metro Pacific Investments Corp.	27,728
3,371	Piramal Enterprises, Ltd.	70,803
16,878	Remgro, Ltd.	134,945

		1,578,457

Diversified Telecommunication Services (1.5%):
1,192,000	China Tower Corp., Ltd., Class H	153,594
104,000	Chunghwa Telecom Co., Ltd.	427,710
50,100	Converge Information and Communications Technology Solutions, Inc.*	19,234
100,092	Emirates Telecommunications Group Co. PJSC	712,075
6,670	Hellenic Telecommunications Organization SA (OTE)	116,238
18,250	Indus Towers, Ltd.	48,415
6,438	LG Uplus Corp.	63,305
34,613	Ooredoo Qsc	73,190
50,779	Operadora de Sites Mexicanos SA de CV	58,876

See accompanying notes to the financial statements.

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
22,338	Orange Polska SA	$31,340
1,422,900	PT Telekomunikasi Indonesia Tbk	382,431
497,700	Sarana Menara Nusantara Tbk PT	36,770
17,260	Saudi Telecom Co.	447,232
12,522	Telefonica Brasil SA	112,612
37,500	Telekom Malaysia Berhad	44,705
243,500	Tower Bersama Infrastructure Tbk PT	48,117
494,000	True Corp. pcl	64,361

		2,840,205

Electric Utilities (1.1%):
7,799	Adani Transmission, Ltd.*	246,919
29,992	Centrais Eletricas Brasileiras S.A	264,792
4,434	Centrais Eletricas Brasileiras S.A	39,570
4,545	CEZ AS	204,924
46,508	Companhia Energetica de Minas Gerais	92,254
657,720	ENEL Americas SA	62,459
1,011,183	ENEL Chile SA	22,876
6,011	Energisa SA	46,350
32,737	Equatorial Energia SA	142,887
952,130	Inter Rao Ues PJSC(a)	18
15,365	Interconexion Electrica SA ESP	76,047
7,164	Korea Electric Power Corp., Ltd.*	125,307
25,730	PGE SA*	61,349
93,408	Power Grid Corp. of India, Ltd.	250,995
4,801	Public Power Corp. SA*	26,554
25,045	Saudi Electricity Co.	162,031
42,224	Tata Power Co., Ltd. (The)	108,413
61,000	Tenega Nasional Berhad	110,469

		2,044,214

Electrical Equipment (0.8%):
4,200	Contemporary Amperex Technology Co., Ltd., Class A	336,341
11,375	Doosan Heavy Industries & Construction Co., Ltd.*	170,255
1,384	Ecopro BM Co., Ltd.	121,459
3,801	Eve Energy Co., Ltd., Class A*	55,519
1,050	Ginlong Technologies Co., Ltd., Class A	33,489
7,790	Havells India, Ltd.	108,558
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A*	43,443
624	LG Energy Solution*	178,910
13,176	Nari Technology Co., Ltd.	53,264
2,900	Sungrow Power Supply Co., Ltd., Class A	42,715
3,200	Sunwoda Electronic Co., Ltd., Class A*	15,144
400	Suzhou Maxwell Technologies Co., Ltd., Class A	29,379
7,200	TBEA Co., Ltd., Class A	29,527
2,000	Voltronic Power Technology Corp.	97,096
66,000	Walsin Lihwa Corp.	79,923
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.^	23,248
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	36,769
3,500	Zhejiang Chint Electrics Co., Ltd., Class A	18,802
15,800	Zhuzhou CRRC Times Electric Co., Ltd., Class H	78,211

		1,552,052

Electronic Equipment, Instruments & Components (2.7%):
18,500	AAC Technologies Holdings, Inc.	42,755
222,000	AU Optronics Corp.*	121,788
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	18,911
8,500	Delta Electronics Thailand pcl	79,929
57,000	Delta Electronics, Inc.	422,291

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
24,000	E Ink Holdings, Inc.	$151,466
9,699	Foxconn Industrial Internet Co., Ltd., Class A	14,249
8,100	GoerTek, Inc., Class A	40,767
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	23,710
354,000	Hon Hai Precision Industry Co., Ltd.	1,295,036
606	Iljin Materials Co., Ltd.	32,692
48,600	Inari Amertron Berhad	29,048
266,000	Innolux Corp.	108,136
19,500	Kingboard Holdings, Ltd.	73,757
37,500	Kingboard Laminates Holdings, Ltd.	46,363
659	L&F Co., Ltd.*	106,359
3,000	Largan Precision Co., Ltd.	174,173
11,400	Lens Technology Co., Ltd., Class A	18,847
6,031	LG Display Co., Ltd.	67,441
404	LG Innotek Co., Ltd.	106,438
4,700	Lingyi iTech Guangdong Co., Class A*	3,525
14,559	Luxshare Precision Industry Co., Ltd.	73,720
864	Maxscend Microelectronics Co., Ltd., Class A	17,477
7,000	Nan Ya Printed Circuit Board Corp.	60,933
1,200	NAURA Technology Group Co., Ltd., Class A	49,678
4,200	OFILM Group Co., Ltd., Class A*	4,217
1,281	Raytron Technology Co., Ltd., Class A	7,603
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	177,747
1,571	Samsung SDI Co., Ltd.	644,871
3,800	Shengyi Technology Co., Ltd., Class A	9,644
1,820	Shennan Circuits Co., Ltd., Class A	25,526
20,800	Sunny Optical Technology Group Co., Ltd.	338,473
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	23,986
41,000	Synnex Technology International Corp.	73,294
14,000	Tianma Microelectronics Co., Ltd., Class A	20,852
35,000	Unimicron Technology Corp.	185,616
6,300	Unisplendour Corp., Ltd., Class A*	18,290
1,700	Wingtech Technology Co., Ltd.	21,608
47,960	WPG Holdings, Ltd.	89,185
6,350	Wuhan Guide Infrared Co., Ltd.	12,230
1,650	WUS Printed Circuit Kunshan Co., Ltd., Class A	3,647
12,377	Yageo Corp.	127,617
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	22,604
19,000	Zhen Ding Technology Holding, Ltd.	65,750

		5,052,249

Energy Equipment & Services (0.1%):
48,000	China Oilfield Services, Ltd.	47,577
126,200	Dialog Group Berhad	61,036

		108,613

Entertainment (1.1%):
500,000	Alibaba Pictures Group, Ltd.*	49,231
4,913	Bilibili, Inc., ADR*	125,773
2,170	CD Projekt SA	46,474
400	G-Bits Network Technology Xiamen Co., Ltd.	23,229
455	HYBE Co., Ltd.*	51,175
9,347	IQIYI, Inc., ADR*	39,257
870	Kakao Games Corp.*	33,562
28,000	Kingsoft Corp., Ltd.	109,736
603	Krafton, Inc.*	102,039
4,000	Mango Excellent Media Co., Ltd., Class A*	19,984
483	Ncsoft Corp.	130,193

See accompanying notes to the financial statements.

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
60,175	NetEase, Inc.	$1,126,203
657	Netmarble Corp.	34,950
810	Pearl Abyss Corp.*	32,006
7,050	Perfect World Co., Ltd., Class A	15,199
20,844	Tencent Music Entertainment Group, ADR*	104,637
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	15,319
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	11,082

		2,070,049

Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	95,659
89,688	Growthpoint Properties, Ltd.	68,092

		163,751

Food & Staples Retailing (1.2%):
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	44,385
4,988	Avenue Supermarts, Ltd.*	215,564
27,700	Berli Jucker pcl	25,494
157	BGF Retail Co., Ltd.	22,857
10,042	Bid Corp., Ltd.	191,161
12,876	BIM Birlesik Magazalar AS	62,498
41,302	Cencosud SA	52,596
7,085	Clicks Group, Ltd.	119,642
166,700	CP All pcl	283,288
1,473	Dino Polska SA*	105,225
631	E-Mart Co., Ltd.	51,392
10,020	Magnit PJSC, GDR(a)	10
16,000	President Chain Store Corp.	146,554
32,016	Raia Drogasil SA	117,470
14,686	Shoprite Holdings, Ltd.	178,976
414,900	Sumber Alfaria Trijaya Tbk PT	56,840
5,844	The Spar Group, Ltd.	49,895
152,530	Wal-Mart de Mexico SAB de C.V.	526,000
3,565	X5 Retail Group NV, GDR(a)	4
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	11,491

		2,261,342

Food Products (2.0%):
4,930	Almarai Co. JSC	68,925
7,000	Beijing Dabeinong Technology Group Co., Ltd.*	8,192
21,374	BRF SA*	55,509
2,902	Britannia Industries, Ltd.	127,548
107,900	Charoen Pokphand Foods Public Co., Ltd.	79,436
110,000	China Feihe, Ltd.	126,707
274,400	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	429,812
245	CJ CheilJedang Corp.	71,645
75,500	Dali Foods Group Co., Ltd.	40,180
7,950	Foshan Haitian Flavouring & Food Co., Ltd.	107,474
700	Fu Jian Anjoy Foods Co., Ltd., Class A	17,586
5,255	Gruma, SAB de C.V., Class B	58,171
38,987	Grupo Bimbo SAB de C.V., Series A, Class A	126,767
3,800	Guangdong Haid Group Co., Ltd., Class A	34,097
5,400	Henan Shuanghui Investment & Development Co., Ltd.	23,643
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	59,401
90,500	IOI Corp. Berhad	78,904
22,213	JBS SA	134,096
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A*	2,814

Shares		Value
Common Stocks, continued
Food Products, continued
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.*	$7,775
700	Juewei Food Co., Ltd., Class A	6,055
12,600	Kuala Lumpur Kepong Berhad	62,764
16,791	Marico, Ltd.	101,753
179,400	Monde Nissin Corp.*	42,384
9,772	Muyuan Foodstuff Co., Ltd.	80,773
1,031	Nestle India, Ltd.	228,274
2,000	Nestle Malaysia Bhd	60,168
10,600	New Hope Liuhe Co., Ltd., Class A*	24,255
721	Orion Corp./ Republic of Korea	57,806
20,980	PPB Group Berhad	75,547
213,700	PT Charoen Pokphand Indonesia Tbk	86,064
76,600	PT Indofood CBP Sukses Makmur Tbk	49,146
127,500	PT Indofood Sukses Makmur Tbk	60,367
32,650	QL Resources Berhad	38,537
59,200	Sime Darby Plantation Bhd	58,203
18,076	Tata Consumer Products, Ltd.	161,850
56,100	Thai Union Frozen Products pcl	27,167
9,830	The Savola Group	88,052
58,000	Tingyi (Caymen Is) Holding Corp.	99,504
6,800	Tongwei Co., Ltd., Class A	60,965
43,000	Uni-President China Holdings, Ltd.	36,915
137,000	Uni-President Enterprises Corp.	308,826
32,810	Universal Robina Corp.	66,091
163,000	Want Want China Holdings, Ltd.	142,161
13,060	Wens Foodstuffs Group Co., Ltd.	41,558
16,000	Yihai International Holding, Ltd.	58,622
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A*	21,011

		3,803,500

Gas Utilities (0.7%):
7,970	Adani Total Gas, Ltd.	241,827
18,500	Beijing Enterprises Holdings, Ltd.	65,885
93,800	China Gas Holdings, Ltd.	145,030
26,000	China Resources Gas Group, Ltd.	122,323
23,200	ENN Energy Holdings, Ltd.	381,645
40,303	GAIL India, Ltd.	69,057
8,251	Indraprastha Gas, Ltd.	37,238
124,000	Kunlun Energy Co., Ltd.	101,771
25,200	Petronas Gas Berhad	94,050

		1,258,826

Health Care Equipment & Supplies (0.2%):
54,400	Hartalega Holdings Berhad	37,800
2,280	Jafron Biomedical Co., Ltd., Class A	17,355
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	3,453
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	21,395
20,000	Microport Scientific Corp.*	59,229
1,680	Ovctek China, Inc., Class A	14,379
548	SD Biosensor, Inc.	16,435
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	84,911
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	98,464
155,200	Top Glove Corp. Berhad	36,649

		390,070

See accompanying notes to the financial statements.

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services (0.7%):
8,864	Aier Eye Hospital Group Co., Ltd., Class A*	$59,425
3,000	Apollo Hospitals Enterprise, Ltd.	140,105
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	213,363
13,700	Bumrungrad Hospital pcl	69,439
2,640	Celltrion Healthcare Co., Ltd.	139,654
2,203	Dr Sulaiman Al Habib Medical Services Group Co.	114,022
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A*	17,280
125,780	Hapvida Participacoes e Investimentos SA	131,479
3,300	Huadong Medicine Co., Ltd., Class A	22,318
9,200	Hygeia Healthcare Holdings Co., Ltd.*	61,449
60,100	IHH Healthcare Berhad	88,240
46,000	Jinxin Fertility Group, Ltd.	42,528
600	Jointown Pharmaceutical Group Co., Ltd.	1,068
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	12,751
1,233	Mouwasat Medical Services Co.	70,129
9,527	Rede D’Or Sao Luiz SA	52,761
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,147
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	42,301
34,400	Sinopharm Group Co., Series H	84,074
700	Topchoice Medical Corp., Class A*	18,273

		1,385,806

Health Care Technology (0.1%):
130,000	Alibaba Health Information Technology, Ltd.*	91,862
14,300	Ping An Healthcare and Technology Co., Ltd.*	43,301
1,090	Winning Health Technology Group Co., Ltd.*	1,433

		136,596

Hotels, Restaurants & Leisure (0.9%):
231,900	Asset World Corp. pcl	32,057
3,600	China International Travel Service Corp., Ltd., Class A*	125,810
67,600	Genting Berhard	69,729
86,800	Genting Malaysia Berhad	55,990
33,000	Haidilao International Holding, Ltd.*^	78,860
5,524	Huazhu Group, Ltd., ADR	210,464
20,000	Jiumaojiu International Holdings, Ltd.	54,140
15,230	Jollibee Foods Corp.	56,407
11,750	Jubilant Foodworks, Ltd.*	76,458
2,483	Kangwon Land, Inc.*	48,661
101,900	Minor International pcl*	98,058
7,104	OPAP SA	102,049
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	24,719
6,660	Songcheng Performance Development Co., Ltd., Class A	15,303
11,781	Yum China Holdings, Inc.	571,379

		1,620,084

Household Durables (0.4%):
700	Ecovacs Robotics Co., Ltd., Class A	12,771
66,800	Haier Smart Home Co., Ltd., Class H	250,915
2,982	LG Electronics, Inc.	203,315
5,000	Nien Made Enterprise Co., Ltd.	49,310
1,400	Oppein Home Group, Inc., Class A*	31,547
11,900	Qingdao Haier Co., Ltd.	48,904
28,400	TCL Corp., Class A	20,367
1,893	Woongjin Coway Co., Ltd.	93,263
1,600	Zhejiang Supor Co., Ltd., Class A	13,484

		723,876

Shares		Value
Common Stocks, continued
Household Products (0.4%):
23,740	Hindustan Unilever, Ltd.	$671,709
38,309	Kimberl- Clark de Mexico SAB de C.V.	51,887
189,400	PT Unilever Indonesia Tbk	60,639
15,000	Vinda International Holdings, Ltd.^	38,457

		822,692

Independent Power and Renewable Electricity Producers (1.0%):
211,560	AC Energy Corp.	30,894
2,070	ACWA Power Co.*	82,490
9,102	Adani Green Energy, Ltd.*	222,822
21,119	Adani Power, Ltd.*	70,448
26,100	B Grimm Power pcl	25,888
213,000	Cgn Power Co., Ltd., Class H	51,952
96,000	China Longyuan Power Group Corp.	187,255
41,500	China National Nuclear Power Co., Ltd.	42,620
136,000	China Power International Develpoment, Ltd.	86,599
58,000	China Resources Power Holdings Co.	120,124
38,500	China Three Gorges Renewables Group Co., Ltd.*	36,242
40,400	China Yangtze Power Co., Ltd.	139,627
2,400	Electricity Genera pcl	11,992
43,600	Energy Absolute Public Co., Ltd.	100,749
7,616	Engie Brasil Energia SA	60,108
25,400	Global Power Synergy pcl	46,432
87,800	Gulf Energy Development pcl, Class R	115,661
13,900	Huadian Power International Corp, Ltd., Class A	8,179
126,000	Huaneng Power International, Inc., Class H	63,462
114,179	NTPC, Ltd.	206,808
16,900	Ratch Group pcl	18,302
20,900	SDIC Power Holdings Co., Ltd., Class A	32,813
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	39,029

		1,800,496

Industrial Conglomerates (1.0%):
58,230	Aboitiz Equity Ventures, Inc.	50,382
88,657	Alfa SAB de CV, Class A	62,972
8,220	Ayala Corp.	89,710
7,824	Bidvest Group, Ltd.	100,871
176,000	Citic, Ltd.	178,655
403	CJ Corp.	24,140
68,000	Far Eastern New Century Corp.	72,900
86,500	Fosun International, Ltd.	80,079
15,971	Grupo Carso SAB de C.V.	59,541
2,295	GT Capital Holdings, Inc.	20,414
15,300	Hap Seng Consolidated Berhad	24,768
44,815	Industries Qatar Q.S.C.	196,863
101,484	JG Summit Holdings, Inc.	89,803
20,331	KOC Holdings AS	44,707
2,559	LG Corp.	154,004
1,863	Mytilineos SA	27,482
2,613	Samsung C&T Corp.	248,087
2,872	Siemens, Ltd.	87,415
62,100	Sime Darby Berhad	30,038
967	SK, Inc.	160,957
7,815	SM Investments Corp.	111,204
31,448	Turkiye Sise ve Cam Fabrikalari AS	40,616

		1,955,608

Insurance (2.4%):
1,153	Bajaj Finserv, Ltd.	159,990

See accompanying notes to the financial statements.

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
17,305	BB Seguridade Participacoes SA	$85,849
1,686	Bupa Arabia For Cooperative Insurance Co.	71,755
224,137	Cathay Financial Holding Co., Ltd.	383,917
204,000	China Life Insurance Co., Ltd.	354,074
6,100	China Life Insurance Co., Ltd.	28,392
13,000	China Pacific Insurance Group Co., Ltd., Class A*	45,752
75,600	China Pacific Insurance Group Co., Ltd., Class H	185,312
49,200	China Taiping Insurance Holdings Co., Ltd.	60,834
1,303	DB Insurance Co., Ltd.	61,597
14,555	Discovery, Ltd.*	114,858
22,395	HDFC Life Insurance Co., Ltd.	156,274
6,280	ICICI Lombard General Insurance Co., Ltd.	89,265
9,176	ICICI Prudential Life Insurance Co., Ltd.	56,938
887	Meritz Fire & Marine Insurance Co., Ltd.	22,773
27,000	New China Life Insurance Co., Ltd.	76,753
4,500	New China Life Insurance Co., Ltd., Class A	21,673
145,915	Old Mutual, Ltd.^	99,118
178,000	People’s Insurance Co. Group of China, Ltd. (The)	54,524
28,100	People’s Insurance Co. Group of China, Ltd. (The)	21,260
202,000	Picc Property & Casuality Co., Ltd., Class H	210,650
174,500	Ping An Insurance Group Co. of China, Ltd.	1,207,855
20,800	Ping An Insurance Group Co. of China, Ltd.	145,279
17,119	Powszechny Zaklad Ubezpieczen SA	114,875
846	Samsung Fire & Marine Insurance Co., Ltd.	131,636
1,838	Samsung Life Insurance Co., Ltd.	88,774
52,992	Sanlam, Ltd.	172,493
14,052	SBI Life Insurance Co., Ltd.	192,778
320,614	Shin Kong Financial Holdings Co., Ltd.	94,513
16,500	Zhongan Online P&c Insurance Co., Ltd.*	54,869

		4,564,630

Interactive Media & Services (5.7%):
1,931	Autohome, Inc., ADR	75,946
8,252	Baidu, Inc., ADR*	1,227,320
2,379	Info Edge India, Ltd.	113,453
1,413	JOYY, Inc., ADR	42,192
9,048	Kakao Corp.	487,908
2,411	Kanzhun, Ltd., ADR*	63,361
3,651	NAVER Corp.	677,520
177,300	Tencent Holdings, Ltd.	8,052,018
3,760	VK Co., Ltd., GDR*(a)	—
1,711	Weibo Corp., ADR*	39,575
9,068	Yandex NV, Class A*(a)	—

		10,779,293

Internet & Direct Marketing Retail (6.8%):
432,372	Alibaba Group Holding, Ltd.*	6,167,819
10,438	Allegro.eu SA*	55,827
13,210	Americanas SA	33,903
320	CJ ENM Co., Ltd.	23,124
88,000	HengTen Networks Group, Ltd.*	32,333
57,200	JD Com, Inc.	1,849,557
29,550	JD Health International, Inc.*	237,659
116,800	Meituan*	2,951,598
1,200	momo.com, Inc.	25,771
965	Ozon Holdings plc, ADR*(a)	—
321	Ozon Holdings plc, ADR*(a)	—
12,377	Pinduoduo, Inc., ADR*	764,899

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
31,200	Tongcheng Travel Holdings, Ltd.*	$68,619
14,928	Trip.com Group, Ltd., ADR*	409,774
14,042	Vipshop Holdings, Ltd., ADR*	138,875
36,888	Zomato, Ltd.*	25,231

		12,784,989

IT Services (2.3%):
6,000	Beijing Sinnet Technology Co., Ltd.	9,356
68,000	Chinasoft International, Ltd.	69,415
9,100	DHC Software Co., Ltd., Class A	8,608
533	Elm Co.	36,275
22,296	GDS Holdings, Ltd., Class A*	94,296
30,764	HCL Technologies, Ltd.	379,881
95,964	Infosys, Ltd.	1,785,958
1,779	Larsen & Toubro Infotech, Ltd.	89,784
1,858	Mindtree, Ltd.	68,096
2,194	Mphasis Ltd.	63,902
1,016	Samsung SDS Co., Ltd.	101,963
26,402	Tata Consultancy Services, Ltd.	1,094,294
16,690	Tech Mahindra, Ltd.	211,790
25,000	Travelsky Technology, Ltd., Series H	49,389
39,340	Wipro, Ltd.	207,732

		4,270,739

Leisure Products (0.1%):
8,000	Giant Manufacturing Co., Ltd.	64,510
2,720	HLB, Inc.*	74,448

		138,958

Life Sciences Tools & Services (1.0%):
4,021	Divi’s Laboratories, Ltd.	185,159
36,000	Genscript Biotech Corp.*	130,858
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	30,844
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	35,899
1,200	Joinn Laboratories China Co., Ltd., Class A	20,440
3,150	Pharmaron Beijing Co., Ltd., Class A	45,021
4,800	Pharmaron Beijing Co., Ltd., Class H	48,259
520	Samsung Biologics Co., Ltd.*	316,679
5,208	WuXi AppTec Co., Ltd., Class A	81,114
9,036	WuXi AppTec Co., Ltd., Class H	120,650
102,000	Wuxi Biologics Cayman, Inc.*	939,602

		1,954,525

Machinery (0.7%):
4,185	AirTac International Group*	139,297
51,000	China Conch Venture Holdings, Ltd.	111,182
7,100	China CSSC Holdings, Ltd., Class A	20,157
45,100	CRRC Corp., Ltd., Class A	35,059
1,481	Doosan Bobcat, Inc.	33,065
23,000	Haitian International Holdings, Ltd.	58,873
378	Hyundai Heavy Industries Co., Ltd.*	41,685
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	28,687
1,191	Korea Shipbuilding & Offshore*	86,223
4,400	Riyue Heavy Industry Co., Ltd., Class A	16,765
19,664	Samsung Heavy Industries Co., Ltd., Class R*	92,093
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	38,662
15,600	Sany Heavy Industry Co., Ltd.	44,491
4,050	Shenzhen Inovance Technology Co., Ltd.	39,901
26,000	Sinotruk Hong Kong, Ltd.	36,763

See accompanying notes to the financial statements.

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
51,440	WEG SA	$260,007
15,600	Weichai Power Co., Ltd., Class A	29,137
58,000	Weichai Power Co., Ltd., Class H	93,583
2,720	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	25,762
30,200	XCMG Construction Machinery Co., Ltd.	24,357
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	10,618
14,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	13,638
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	25,474

		1,305,479

Marine (0.5%):
351,274	Cia Sud Americana de Vapores SA	31,401
92,950	COSCO SHIPPING Holdings Co., Ltd.	130,058
26,260	COSCO SHIPPING Holdings Co., Ltd., Class A	54,719
71,835	Evergreen Marine Corp., Ltd.	204,135
8,078	HMM Co., Ltd.	153,259
36,500	MISC Berhad	58,833
3,500	Orient Overseas International, Ltd.	93,102
6,819	Pan Ocean Co., Ltd.	31,249
18,700	Wan Hai Lines, Ltd.	74,912
49,000	Yang Ming Marine Transport Corp.	135,459

		967,127

Media (1.0%):
2,304	Cheil Worldwide, Inc.	42,214
12,600	China Literature, Ltd.*	62,034
6,903	Cyfrowy Polsat SA	32,777
37,199	Focus Media Information Technology Co., Ltd., Class A	37,494
63,219	Grupo Televisa SAB	103,801
49,000	Kuaishou Technology*	549,556
11,118	MultiChoice Group, Ltd.	79,177
6,309	Naspers, Ltd.	923,306
806	Saudi Research Media Group*	40,380

		1,870,739

Metals & Mining (3.7%):
208,700	Adaro Minerals Indonesia Tbk PT*	22,160
3,562	African Rainbow Minerals, Ltd.	46,932
77,337	Alrosa PAO(a)	1
116,000	Aluminum Corp. of China, Ltd.	44,699
271,200	Aneka Tambang Tbk	32,648
1,515	Anglo American Platinum, Ltd.	133,027
11,940	AngloGold Ashanti, Ltd.	176,219
30,300	Baoshan Iron & Steel Co., Ltd., Class A	27,277
72,000	China Hongqiao Group, Ltd.	82,616
58,500	China Molybdenum Co., Ltd., Class A	50,163
87,000	China Molybdenum Co., Ltd., Class H	49,477
7,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	37,935
350,000	China Steel Corp.	334,702
6,579	Cia de Minas Buenaventura SA, ADR	43,421
22,695	Companhia Siderurgica Nacional SA (CSN)	66,963
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	67,965
2,000	Ganfeng Lithium Co., Ltd.	44,520
10,920	Ganfeng Lithium Co., Ltd., Class H	122,452
13,600	GEM Co., Ltd., Class A	18,520
26,426	Gold Fields	246,822

Shares		Value
Common Stocks, continued
Metals & Mining, continued
89,412	Grupo Mexico SAB de C.V., Series B, Class B	$370,334
17,328	Harmony Gold Mining Co., Ltd.	54,087
38,889	Hindalco Industries, Ltd.	167,216
3,115	Hyundai Steel Co.	77,208
24,831	Impala Platinum Holdings, Ltd.	276,807
4,401	Industrias Penoles SAB de C.V.	40,760
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.	31,043
34,000	Jiangxi Copper Co., Ltd.	47,134
6,400	Jiangxi Copper Co., Ltd., Class A	17,074
7,560	Jindal Steel & Power, Ltd.	31,592
20,924	JSW Steel, Ltd.	149,866
3,845	KGHM Polska Miedz SA*	102,444
245	Korea Zinc Co.	91,998
1,769	Kumba Iron Ore, Ltd.	57,442
326,684	Merdeka Copper Gold Tbk PT*	87,583
1,857	MMC Norilsk Nickel PJSC(a)	—
76,000	MMG, Ltd.*	28,326
10,071	Northam Platinum Holdings, Ltd.*	106,098
42,350	Novolipetsk Steel PJSC(a)	1
10,301	Polymetal International plc(a)	—
1,026	Polyus PJSC(a)	—
2,151	POSCO	382,810
92,000	Press Metal Aluminium Holdings Bhd	99,471
26,058	Saudi Arabian Mining Co.*	346,916
6,613	Severstal(a)	7
8,120	Shandong Gold Mining Co., Ltd.	22,245
14,000	Shandong Gold Mining Co., Ltd., Class H	24,281
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	21,583
14,400	Shanxi Meijin Energy Co., Ltd., Class A	26,294
6,600	Shenghe Resources Holding Co., Ltd., Class A	22,374
77,036	Sibanye Stillwater, Ltd.	191,533
2,541	Southern Copper Corp.	126,567
19,645	Tata Steel, Ltd.	216,151
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	15,959
84,297	United Co. RUSAL International PJSC*(a)	2
52,400	Vale Indonesia Tbk PT*	19,895
114,715	Vale SA	1,678,339
21,274	Vedanta, Ltd.	60,207
5,040	Yintai Gold Co., Ltd.	7,339
1,200	YongXing Special Materials Technology Co., Ltd., Class A	27,376
24,000	Zhaojin Mining Industry Co., Ltd., Class H*	20,702
3,380	Zhejiang Huayou Cobalt Co., Ltd., Class A	48,421
172,000	Zijin Mining Group Co., Ltd.	213,800
38,700	Zijin Mining Group Co., Ltd.	54,207

		7,012,011

Multiline Retail (0.3%):
72,375	Central Retail Corp. pcl	71,777
28,913	Lojas Renner SA	124,981
218	Lotte Shopping Co., Ltd.	17,480
84,931	Magazine Luiza SA	37,979
22,077	S.A.C.I. Falabella	51,751
6,235	Trent, Ltd.	84,948
30,415	Woolworths Holdings, Ltd.	101,603

		490,519

Multi-Utilities (0.0%†):
16,879	Qatar Electricity & Water Co.	81,338

See accompanying notes to the financial statements.

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.9%):
24,317	Bharat Pertoleum Corp., Ltd.	$95,095
45,000	China Coal Energy Co., Ltd., Class H	38,608
34,000	China Petroleum & Chemical Corp., Class A	20,703
708,000	China Petroleum & Chemical Corp., Class H	318,170
10,100	China Shenhua Energy Co., Ltd.	50,148
104,500	China Shenhua Energy Co., Ltd.	302,884
45,000	China Suntien Green Energy Corp., Ltd., Class H	23,253
38,180	Coal India, Ltd.	89,873
30,707	Cosan sa industria e Comercio	106,799
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	13,161
143,502	Ecopetrol SA	78,057
9,515	Empresas Copec SA	70,232
7,210	Exxaro Resources, Ltd.	88,010
31,000	Formosa Petrochemical Corp.	97,750
354,974	Gazprom PJSC(a)	6
1,948	GS Holdings	62,935
14,700	Guanghui Energy Co., Ltd., Class A	23,078
22,086	Hindustan Petroleum Corp., Ltd.	60,807
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	76,093
74,352	Indian Oil Corp., Ltd.	70,001
22,700	Inner Mongolia Yitai Coal Co., Ltd., Class B*	37,133
12,219	LUKOIL PJSC(a)	—
13,557	MOL Hungarian Oil And Gas plc	105,119
2,722	Novatek PJSC, GDR(a)	3
75,771	Oil & Natural Gas Corp., Ltd.	145,197
20,015	Petro Rio SA*	84,108
45,900	PetroChina Co., Ltd., Class A	36,248
614,000	PetroChina Co., Ltd., Class H	289,009
136,398	Petroleo Brasileiro SA	728,009
107,298	Petroleo Brasileiro SA	626,207
11,400	Petronas Dagangan Berhad	54,691
21,431	Petronet LNG, Ltd.	59,066
8,883	Polski Koncern Naftowy Orlen SA	136,247
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA	62,547
427,800	PT Adaro Energy Tbk	82,035
58,000	PT United Tractors Tbk	110,390
40,500	PTT Exploration & Production pcl	182,380
290,200	PTT pcl	280,146
14,235	Qatar Fuel QSC	69,776
46,623	Qatar Gas Transport Co., Ltd.	47,911
13,408	Rabigh Refining & Petrochemical Co.*	61,090
85,510	Reliance Industries, Ltd.*	2,815,757
34,912	Rosneft Oil Co. PJSC(a)	1
66,559	Saudi Arabian Oil Co.	688,701
26,100	Shaanxi Coal Industry Co., Ltd.	82,914
10,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A	21,319
1,502	SK Innovation Co., Ltd.	222,827
1,367	S-Oil Corp.	109,107
171,452	Surgutneftegas PJSC(a)	3
199,091	Surgutneftegas Prefernce(a)	4
43,241	Tatneft PJSC(a)	1
34,500	Thai Oil Public Co., Ltd.	50,571
4,521	Tupras-Turkiye Petrol Rafine*	71,790
21,910	Ultrapar Participacoes SA	51,542
50,000	Yankuang Energy Group Co., Ltd.	158,763

		9,156,275

Shares		Value
Common Stocks, continued
Paper & Forest Products (0.2%):
33,569	Empresas CMPC SA	$55,814
49,000	Nine Dragons Paper Holdings, Ltd.	41,527
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	43,747
21,464	Suzano SA	203,816

		344,904

Personal Products (0.4%):
819	Amorepacific Corp.	82,216
863	Amorepacific Group	24,857
3,754	Colgate-Palmolive India, Ltd.	70,725
16,996	Dabur India, Ltd.	106,863
11,217	Godrej Consumer Products, Ltd.*	107,725
22,000	Hengan International Group Co., Ltd.	103,345
273	LG Household & Health Care, Ltd.	143,099
60	LG Household & Health Care, Ltd.	15,102
24,589	Natura & Co. Holding SA	63,060

		716,992

Pharmaceuticals (1.2%):
10,803	Aspen Pharmacare Holdings, Ltd.	92,569
500	Asymchem Laboratories Tianjin Co., Ltd., Class A	21,622
5,586	Aurobindo Pharma, Ltd.	36,331
900	Betta Pharmaceuticals Co., Ltd.	8,186
2,400	CanSino Biologics, Inc., Class H*	24,609
533	Celltrion Pharm, Inc.*	32,353
800	Changchun High & New Technology Industry Group, Inc., Class A	27,947
43,000	China Medical System Holdings, Ltd.	67,208
266,000	China Pharmaceutical Enterprise & Investment Corp.	264,782
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	61,871
14,918	Cipla, Ltd.	173,423
3,142	Dr Reddy’s Laboratories, Ltd.	174,979
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	13,698
185	Hanmi Pharm Co., Ltd.	43,927
36,000	Hansoh Pharmaceutical Group Co., Ltd.	72,734
2,402	Hutchison China MediTech, Ltd., ADR*	30,361
10,611	Hypera SA	77,136
10,927	Jiangsu Hengrui Medicine Co., Ltd.	60,653
5,585	Lupin, Ltd.	43,275
2,704	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	11,402
658,200	PT Kalbe Farma Tbk	73,353
3,821	Richter Gedeon Nyrt	69,229
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	21,764
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	63,114
6,720	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	24,401
282,750	Sino Biopharmaceutical, Ltd.	182,101
798	SK Biopharmaceuticals Co., Ltd.*	46,135
23,631	Sun Pharmaceutical Industries, Ltd.	248,484
1,214	Torrent Pharmaceuticals, Ltd.	44,013
1,667	Yuhan Corp.	72,017
3,080	Yunnan Baiyao Group Co., Ltd.	27,875
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.*	69,445
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.*	21,654
5,184	Zhejiang NHU Co., Ltd., Class A	17,683
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	3,892

		2,324,226

See accompanying notes to the financial statements.

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development (2.1%):
126,385	Aldar Properties PJSC	$153,305
11,500	A-Living Services Co., Ltd., Class H	18,797
182,900	Ayala Land, Inc.	84,728
78,422	Barwa Real Estate Co.	71,962
58,200	Central Pattana pcl	100,560
60,000	China Everbright Environment Group, Ltd.*	11,045
166,000	China Jinmao Holdings Group, Ltd.	45,541
13,300	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	26,751
108,500	China Overseas Land & Investment, Ltd.	347,106
55,000	China Overseas Property Holdings, Ltd.	59,712
94,000	China Resources Land, Ltd.	444,579
14,200	China Resources Mixc Lifestyle Services, Ltd.	71,327
18,800	China Vanke Co., Ltd., Class A	57,854
50,600	China Vanke Co., Ltd., Class H	129,218
20,000	CIFI Ever Sunshine Services Group, Ltd.	25,940
117,936	CIFI Holdings Group Co., Ltd.	59,991
231,000	Country Garden Holdings Co., Ltd.^	145,581
55,000	Country Garden Services Holdings Co., Ltd.	250,305
14,300	Dar Al Arkan Real Estate Development Co.*	41,061
17,411	DLF, Ltd.	69,098
9,596	Emaar Economic City*	25,296
115,979	Emaar Properties PJSC	164,475
6,000	Future Land Holdings Co., Ltd.	22,912
10,300	Gemdale Corp., Class A	20,745
3,334	Godrej Properties, Ltd.*	50,045
22,000	Greentown China Holdings, Ltd.	45,676
44,000	Greentown Service Group Co., Ltd.	49,895
24,200	Hopson Development Holdings, Ltd.^	37,043
12,500	Jinke Properties Group Co., Ltd., Class A	5,367
8,464	KE Holdings, Inc., ADR*	151,929
227,100	Land & Houses Public Co., Ltd.	53,693
43,000	Logan Property Holdings Co., Ltd.	11,349
51,000	Longfor Group Holdings, Ltd.	245,735
15,107	Mabanee Co KPSC	37,127
13,626	NEPI Rockcastle plc	72,882
30,600	Poly Real Estate Group Co., Ltd., Class A	80,079
30,984	Ruentex Development Co., Ltd.	76,436
62,000	Seazen Group, Ltd.*	31,339
44,500	Shanghai Lujiazue	39,138
42,000	Shimao Property Holdings, Ltd.^	20,865
294,200	SM Prime Holdings, Inc.	195,596
81,000	Sunac China Holdings, Ltd.	41,697
34,000	The Wharf Holdings, Ltd.	124,002
37,600	Yuexiu Property Co., Ltd.	48,272

		3,866,054

Road & Rail (0.3%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A	70,342
303,300	BTS Group Holdings pcl	73,419
235	CJ Logistics Corp.*	20,692
7,427	Container Corp. of India, Ltd.	55,970
16,052	Localiza Rent a Car SA	160,769
36,591	Rumo SA	111,670

		492,862

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (8.6%):
885	Advanced Micro-Fabrication Equipment, Inc., Class A*	$15,419
98,465	ASE Technology Holding Co., Ltd.	253,650
1,000	ASMedia Technology, Inc.	37,419
1,694	Daqo New Energy Corp., ADR*	120,918
2,000	eMemory Technology, Inc.	68,908
17,000	Flat Glass Group Co., Ltd., Class H*	60,594
36,500	GCL System Integration Technology Co., Ltd.*	20,271
756	Gigadevice Semiconductor Beijing, Inc., Class A	16,096
6,000	Globalwafers Co., Ltd.	90,899
3,192	Hangzhou First Applied Material Co., Ltd., Class A	31,253
2,000	Hangzhou Silan Microelectronics Co., Ltd., Class A*	15,534
14,000	Hua Hong Semiconductor, Ltd.*	50,521
1,000	Ingenic Semiconductor Co., Ltd., Class A	15,922
4,200	JA Solar Technology Co., Ltd., Class A	49,505
5,300	JCET Group Co., Ltd., Class A	21,356
15,288	Longi Green Energy Technology Co., Ltd.	152,196
43,000	MediaTek, Inc.	936,554
2,000	Montage Technology Co., Ltd., Class A*	18,123
38,000	Nanya Technology Corp.	63,060
4,972	National Silicon Industry Group Co., Ltd., Class A*	17,117
16,000	Novatek Microelectronics Corp.	161,619
2,000	Parade Technologies, Ltd.	76,716
68,000	Powerchip Semiconductor Manufacturing Corp.	91,612
14,000	Realtek Semiconductor Corp.	170,700
900	SG Micro Corp., Class A	24,473
800	Shenzhen SC New Energy Technology Corp., Class A	10,678
2,000	Silergy Corp.	159,496
15,574	SK Hynix, Inc.	1,089,592
2,914	SK Square Co., Ltd.*	87,411
400	StarPower Semiconductor, Ltd., Class A	23,057
703,000	Taiwan Semiconductor Manufacturing Co., Ltd.	11,196,982
7,000	Tianjin Zhonghuan Semiconductor Co., Ltd.	61,521
10,600	Tianshui Huatian Technology Co., Ltd., Class A	14,853
2,478	Trina Solar Co., Ltd.	24,165
1,200	Unigroup Guoxin Microelectronics Co., Ltd., Class A*	34,010
348,000	United Microelectronics Corp.	456,027
28,000	Vanguard International Semiconductor Corp.	71,892
1,900	Will Semiconductor, Ltd., Class A*	49,110
10,000	Win Semiconductors Corp.	64,652
84,000	Winbond Electronics Corp.	61,371
152,000	Xinyi Solar Holdings, Ltd.	234,383
2,500	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	25,243

		16,244,878

Software (0.3%):
8,800	360 Security Technology, Inc., Class A	11,202
476	Beijing Kingsoft Office Software, Inc., Class A	14,053
1,960	Beijing Shiji Information Technology Co., Ltd., Class A	4,653
2,730	Hundsun Technologies, Inc.	17,742
4,600	Iflytek Co., Ltd.	28,395
84,000	Kingdee International Software Group Co., Ltd.*	201,359
12,000	Ming Yuan Cloud Group Holdings, Ltd.	19,553
13,100	NavInfo Co., Ltd.	29,553
700	Sangfor Technologies, Inc., Class A	10,875
4,420	Shanghai Baosight Software Co., Ltd.*	36,102
12,500	Shanghai Baosight Software Co., Ltd., Class B*	52,775

See accompanying notes to the financial statements.

12

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
920	Tata Elxsi, Ltd.	$95,417
15,698	TOTVS SA	69,777
7,150	Yonyou Network Technology Co., Ltd.	23,253

		614,709

Specialty Retail (0.6%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	79,981
18,000	China Meidong Auto Holdings, Ltd.	56,798
2,316	FF Group*	24
172,900	Home Product Center Public Co., Ltd.	62,333
9,000	Hotai Motor Co., Ltd.	185,055
919	Hotel Shilla Co., Ltd.	50,505
1,757	Jarir Marketing Co.	76,182
3,482	Jumbo SA	50,713
7,531	Mr Price Group, Ltd.	82,309
47,563	Pepkor Holdings, Ltd.	55,909
12,600	Pop Mart International Group, Ltd.	61,125
80,700	PTT Oil & Retail Business pcl, Class R	58,221
7,121	The Foschini Group, Ltd.	53,486
45,000	Topsports International Holdings, Ltd.	40,995
27,899	Vibra Energia SA	89,089
20,000	Zhongsheng Group Holdings, Ltd.	141,262

		1,143,987

Technology Hardware, Storage & Peripherals (4.4%):
77,000	Acer, Inc.	56,230
11,616	Advantech Co., Ltd.	135,302
21,000	Asustek Computer, Inc.	219,148
80,300	BOE Technology Group Co., Ltd., Class A	47,263
19,000	Catcher Technology Co., Ltd.	106,119
2,600	China Greatwall Technology Group Co., Ltd., Class A	4,209
113,000	Compal Electronics, Inc.	86,826
11,400	GRG Banking Equipment Co., Ltd., Class A	15,786
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	12,518
70,000	Inventec Corp.	59,095
206,000	Lenovo Group, Ltd.	192,970
60,000	Lite-On Technology Corp.	116,580
18,000	Micro-Star International Co., Ltd.	68,639
5,000	Ninestar Corp.	37,817
57,000	Pegatron Corp.	109,212
80,000	Quanta Computer, Inc.	214,225
136,014	Samsung Electronics Co., Ltd.	5,959,424
943	Shenzhen Transsion Holdings Co., Ltd., Class A	12,587
2,000	Wiwynn Corp.	46,665
428,000	Xiaomi Corp., Class B*	747,921

		8,248,536

Textiles, Apparel & Luxury Goods (1.1%):
31,600	Anta Sports Products, Ltd.	395,490
116,000	Bosideng International Holdings, Ltd.^	72,149
6,220	Eclat Textile Co., Ltd.	87,008
380	F&F Co., Ltd.	39,463
15,000	Feng Tay Enterprise Co., Ltd.	88,436
68,000	Li Ning Co., Ltd.	642,793
32	LPP SA	64,511
167	Page Industries, Ltd.	85,100
63,000	Pou Chen Corp.	62,434
23,000	Shenzhou International Group	282,693

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
10,688	Titan Co., Ltd.	$263,079
34,500	Xtep International Holdings, Ltd.^	62,731

		2,145,887

Thrifts & Mortgage Finance (0.7%):
48,558	Housing Development Finance Corp., Ltd.	1,338,600

Tobacco (0.4%):
43,949	Eastern Co. SAE	24,130
84,526	ITC, Ltd.	293,127
2,988	KT&G Corp.	189,186
12,100	PT Gudang Garam Tbk	25,329
13,906	RLX Technology, Inc., ADR*	29,620
52,000	Smoore International Holdings, Ltd.^	163,784

		725,176

Trading Companies & Distributors (0.2%):
8,010	Adani Enterprises, Ltd.	222,517
7,500	BOC Aviation, Ltd.	63,193

		285,710

Transportation Infrastructure (0.7%):
13,889	Adani Ports & Special Economic Zone, Ltd.	118,377
127,300	Airports of Thailand Public Co., Ltd.*	255,975
169,500	Bangkok Expressway & Metro	41,997
74,000	Beijing Capital International Airport Co., Ltd.*	50,552
31,993	CCR SA	76,606
47,228	China Merchants Port Holdings Co., Ltd.	81,004
38,000	COSCO SHIPPING Ports, Ltd.	26,842
5,725	Grupo Aeroportuario de Sur	112,547
10,726	Grupo Aeroporturaio del Pacifico SAB de C.V.	149,432
29,770	International Container Terminal Services, Inc.	99,636
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	36,259
28,300	Malaysia Airports Holdings Berhad*	42,417
6,504	Promotora Y Operadora de Infraestructura SAB de CV	47,657
3,000	Shanghai International Air*	25,452
35,399	Shanghai International Port Group Co., Ltd.	30,858
35,000	Shenzhen International Holdings, Ltd.	34,479
54,000	Taiwan High Speed Rail Corp.	50,959
42,000	Zhejiang Expressway Co., Ltd.*	38,922

		1,319,971

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	56,250
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	82,399
92,000	Guangdong Investment, Ltd.	97,448

		236,097

Wireless Telecommunication Services (1.7%):
35,300	Advanced Info Service Public Co., Ltd.	194,378
812,904	America Movil SAB de C.V., Series L	830,921
91,800	Axiata Group Berhad	58,987
63,135	Bharti Airtel, Ltd.*	548,333
57,500	China United Network Communications, Ltd., Class A	29,746
100,300	DIGI.com Berhad	79,710
12,139	Etihad Etisalat Co.	113,519
45,000	Far EasTone Telecommunications Co., Ltd.	126,468
1,005	Globe Telecom, Inc.	41,461
29,450	Intouch Holdings Public Co., Ltd.	57,139
66,900	Maxis Berhad	50,125
32,110	Mobile Telecommunications Co KSCP	62,238

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
14,942	Mobile TeleSystems PJSC, ADR(a)	$15
48,659	MTN Group, Ltd.	395,812
2,760	PLDT, Inc.	84,276
731	SK Telecom Co., Ltd.	29,321
49,000	Taiwan Mobile Co., Ltd.	178,289
27,636	TIM SA	67,388
40,565	Turkcell Iletisim Hizmetleri AS	39,450
16,855	Vodacom Group, Ltd.	136,118

		3,123,694

Total Common Stocks (Cost $143,595,489)		184,005,146

Preferred Stocks (1.2%):
Automobiles (0.0%†):
986	Hyundai Motor Co., 6/29/20	66,593

Banks (0.6%):
155,550	Banco Bradesco SA, 1.15%, 1/3/20	511,277
142,087	Itau Unibanco Holding SA, 0.40%, 1/5/21	615,550

		1,126,827

Chemicals (0.0%†):
5,513	Braskem SA, Class A, 24.80%, 10/7/20	39,233

Metals & Mining (0.1%):
37,024	Gerdau SA, 11.45%, 3/6/20	158,131

Technology Hardware, Storage & Peripherals (0.5%):
23,515	Samsung Electronics Co., Ltd., 3/30/20	943,683

Total Preferred Stocks (Cost $2,605,550)		2,334,467

Shares or Principal Amount		Value
Rights (0.0%†):
Banking (0.0%†):
6,213	Taishin Financial Holding Co., Ltd., Expires on 7/14/22*(a)	$—

Electrical Equipment (0.0%†):
4,613	Walsin Lihwa Corp., Expires on 8/4/22*	473

Total Rights (Cost $—)		473

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
916,933	BlackRock Liquidity FedFund, Institutional Class , 0.19%(b)(c)	916,933

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $916,933)		916,933

Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
710,774	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	710,774

Total Unaffiliated Investment Company (Cost $710,774)		710,774

Total Investment Securities (Cost $147,828,746) — 100.0%		187,967,793
Net other assets (liabilities) — 0.0%†		(54,611)

Net Assets — 100.0%		$187,913,182

Percentages indicated are based on net assets as of June 30, 2022.

ADR—American Depository Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $857,192.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage

Bermuda	0.1%
Brazil	4.8%
Cayman Islands	0.8%
Chile	0.5%
China	31.0%
Colombia	0.2%
Cyprus	— %†
Czech Republic	0.2%
Egypt	0.1%
Greece	0.2%
Hong Kong	3.1%
Hungary	0.2%
India	12.6%
Indonesia	1.8%
Kuwait	0.8%
Luxembourg	— %†
Malaysia	1.5%
Mexico	2.1%

Country	Percentage

Peru	— %†
Philippines	0.7%
Poland	0.6%
Qatar	1.0%
Republic of Korea (South)	11.1%
Romania	— %†
Russian Federation	— %†
Saudi Arabia	4.2%
Singapore	— %†
South Africa	3.4%
Switzerland	0.1%
Taiwan, Province Of China	14.1%
Thailand	1.9%
Turkey	0.3%
United Arab Emirates	1.3%
United States	1.3%

100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/16/22	48	$2,406,480	$8,851

				$8,851

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$147,828,746

Investment securities, at value(a)	$187,967,793
Deposit at broker for futures contracts collateral	129,000
Interest and dividends receivable	1,016,152
Foreign currency, at value (cost $647,342)	641,681
Receivable for investments sold	1,000
Reclaims receivable	52,652
Prepaid expenses	589

Total Assets	189,808,867

Liabilities:
Payable for capital shares redeemed	42,446
Payable for collateral received on loaned securities	916,933
Payable for variation margin on futures contracts	11,315
Accrued foreign taxes	651,597
Manager fees payable	71,556
Administration fees payable	31,376
Distribution fees payable	37,205
Custodian fees payable	18,740
Administrative and compliance services fees payable	223
Transfer agent fees payable	2,325
Trustee fees payable	2,122
Other accrued liabilities	109,847

Total Liabilities	1,895,685

Net Assets	$187,913,182

Net Assets Consist of:
Paid in capital	$146,100,423
Total distributable earnings	41,812,759

Net Assets	$187,913,182

Class 1
Net Assets	$12,068,265
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,839,279
Net Asset Value (offering and redemption price per share)	$6.56

Class 2
Net Assets	$175,844,917
Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,812,428
Net Asset Value (offering and redemption price per share)	$6.56

(a)	Includes securities on loan of $857,192.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$3,551,970
Income from securities lending	9,210
Foreign withholding tax	(330,883)

Total Investment Income	3,230,297

Expenses:
Management fees	894,580
Administration fees	28,161
Distribution fees — Class 2	246,087
Custodian fees	39,786
Administrative and compliance services fees	783
Transfer agent fees	3,277
Trustee fees	3,047
Professional fees	4,684
Licensing fees	26,656
Shareholder reports	4,210
Other expenses	19,016

Total expenses before reductions	1,270,287
Less Management fees contractually waived	(420,978)

Net expenses	849,309

Net Investment Income/(Loss)	2,380,988

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(1,009,862)
Net realized gains/(losses) on futures contracts	(511,252)
Net realized gains/(losses) on foreign taxes	(5,762)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(41,902,949)
Change in net unrealized appreciation/depreciation on futures contracts	8,936
Change in net unrealized appreciation/depreciation on foreign taxes	429,787

Net realized and Change in net unrealized gains/losses on investments	(42,991,102)

Change in Net Assets Resulting From Operations	$(40,610,114)

See accompanying notes to the financial statements.

16

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,380,988	$3,310,055
Net realized gains/(losses) on investments	(1,526,876)	6,098,120
Change in unrealized appreciation/depreciation on investments	(41,464,226)	(17,502,996)

Change in net assets resulting from operations	(40,610,114)	(8,094,821)

Distributions to Shareholders:
Class 1	—	(553,353)
Class 2	—	(7,183,163)

Change in net assets resulting from distributions to shareholders	—	(7,736,516)

Capital Transactions:
Class 1
Proceeds from shares issued	6,000	20,268
Proceeds from dividends reinvested	—	553,353
Value of shares redeemed	(711,624)	(1,782,790)

Total Class 1 Shares	(705,624)	(1,209,169)

Class 2
Proceeds from shares issued	710,456	2,832,734
Proceeds from dividends reinvested	—	7,183,163
Value of shares redeemed	(8,161,116)	(33,445,770)

Total Class 2 Shares	(7,450,660)	(23,429,873)

Change in net assets resulting from capital transactions	(8,156,284)	(24,639,042)

Change in net assets	(48,766,398)	(40,470,379)
Net Assets:
Beginning of period	236,679,580	277,149,959

End of period	$187,913,182	$236,679,580

Share Transactions:
Class 1
Shares issued	763	2,395
Dividends reinvested	—	69,604
Shares redeemed	(98,911)	(207,387)

Total Class 1 Shares	(98,148)	(135,388)

Class 2
Shares issued	101,135	330,575
Dividends reinvested	—	902,407
Shares redeemed	(1,120,797)	(3,764,888)

Total Class 2 Shares	(1,019,662)	(2,531,906)

Change in shares	(1,117,810)	(2,667,294)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

17

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$7.94		$8.54	$7.85	$6.99	$8.78	$6.60

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.13 (a)	0.10 (a)	0.15 (a)	0.16	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.47)		(0.44)	1.17	1.04	(1.50)	2.30

Total from Investment Activities	(1.38)		(0.31)	1.27	1.19	(1.34)	2.42

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.29)	(0.15)	(0.16)	(0.04)
Net Realized Gains	—		(0.15)	(0.29)	(0.18)	(0.29)	(0.20)

Total Dividends	—		(0.29)	(0.58)	(0.33)	(0.45)	(0.24)

Net Asset Value, End of Period	$6.56		$7.94	$8.54	$7.85	$6.99	$8.78

Total Return(b)	(17.38	)%(c)	(3.68)%	17.26%	17.55%	(15.31)%	36.97%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$12,068		$15,392	$17,703	$17,995	$17,072	$22,883
Net Investment Income/(Loss)(d)	2.49%		1.51%	1.32%	1.97%	1.89%	1.56%
Expenses Before Reductions(d)(e)	0.97%		1.09%	1.17%	1.10%	1.03%	1.11%
Expenses Net of Reductions(d)	0.57%		0.69%	0.77%	0.70%	0.63%	0.71%
Portfolio Turnover Rate(f)	2%		7%	12%	25%	20%	19%

Class 2

Net Asset Value, Beginning of Period	$7.95		$8.54	$7.85	$6.99	$8.77	$6.60

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.11 (a)	0.08 (a)	0.12 (a)	0.14	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(1.47)		(0.44)	1.16	1.05	(1.49)	2.30

Total from Investment Activities	(1.39)		(0.33)	1.24	1.17	(1.35)	2.40

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.26)	(0.13)	(0.14)	(0.03)
Net Realized Gains	—		(0.15)	(0.29)	(0.18)	(0.29)	(0.20)

Total Dividends	—		(0.26)	(0.55)	(0.31)	(0.43)	(0.23)

Net Asset Value, End of Period	$6.56		$7.95	$8.54	$7.85	$6.99	$8.77

Total Return(b)	(17.48	)%(c)	(3.83)%	16.92%	17.18%	(15.46)%	36.63%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$175,845		$221,288	$259,447	$308,248	$297,839	$351,886
Net Investment Income/(Loss)(d)	2.25%		1.26%	1.06%	1.65%	1.61%	1.35%
Expenses Before Reductions(d)(e)	1.22%		1.34%	1.42%	1.35%	1.28%	1.36%
Expenses Net of Reductions(d)	0.82%		0.94%	1.02%	0.95%	0.88%	0.96%
Portfolio Turnover Rate(f)	2%		7%	12%	25%	20%	19%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.    All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $908 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $916,933 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $2.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$8,851	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(511,252)	$8,936

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Emerging Markets Equity Index Fund, Class 1	0.85%	0.85%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	0.85%	1.10%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.45% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$20,332,101	$163,671,112	$1,932	$184,005,145
Preferred Stocks+	1,324,191	1,010,276	—	2,334,467
Rights+	—	473	—	473
Short-Term Security Held as Collateral for Securities on Loan	916,933	—	—	916,933
Unaffiliated Investment Company	710,774	—	—	710,774

Total Investment Securities	23,283,999	164,681,861	1,932	187,967,792

Other Financial Instruments:*
Futures Contracts	8,851	—	—	8,851

Total Investments	$23,292,850	$164,681,861	$1,932	$187,976,643

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Emerging Markets Equity Index Fund	$5,052,507	$12,278,715

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

22

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $161,796,985. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$91,950,521
Unrealized (depreciation)	(15,404,072)

Net unrealized appreciation/(depreciation)	$76,546,449

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Emerging Markets Equity Index Fund	$3,376,812	$4,359,704	$7,736,516

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Emerging Markets Equity Index Fund	$2,648,886	$4,302,010	$—	$75,471,977	$82,422,873

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, and return of capital from investments.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

24

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 18

Statement of Operations Page 18

Statements of Changes in Net Assets Page 19

Financial Highlights Page 20

Notes to the Financial Statements Page 21

Other Information Page 27

Statement Regarding the Trust’s Liquidity Risk Management Program Page 28

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MSCI Global Equity Index Fund, Class 1	$1,000.00	$795.80	$1.83	0.41%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$795.50	$2.94	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL MSCI Global Equity Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	20.8%

Health Care	14.0

Financials	13.5

Consumer Discretionary	10.6

Industrials	9.9

Consumer Staples	7.7

Communication Services	7.5

Energy	5.0

Materials	4.3

Utilities	3.2

Real Estate	2.9

Total Common Stocks and Preferred Stocks	99.4

Short-Term Security Held as Collateral for Securities on Loan	0.9

Unaffiliated Investment Company	0.2

Total Investment Securities	100.5

Net other assets (liabilities)	(0.5)

Net Assets	100.0%

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.5%):
4,626	Airbus SE	$454,152
25,229	BAE Systems plc	255,126
4,246	Boeing Co. (The)*	580,513
2,614	CAE, Inc.*	64,426
196	Dassault Aviation SA	30,593
169	Elbit Systems, Ltd.	38,766
1,872	General Dynamics Corp.	414,180
407	HEICO Corp.	53,366
499	HEICO Corp., Class A	52,585
2,863	Howmet Aerospace, Inc.	90,041
271	Huntington Ingalls Industries, Inc.	59,029
700	Kongsberg Gruppen ASA	25,197
1,510	L3harris Technologies, Inc.	364,967
1,884	Lockheed Martin Corp.	810,045
368	MTU Aero Engines AG	66,978
1,149	Northrop Grumman Corp.	549,877
11,569	Raytheon Technologies Corp.	1,111,897
61,901	Rolls-Royce Holdings plc*	62,591
2,724	Safran SA	272,463
16,600	Singapore Technologies Engineering, Ltd.	48,853
1,749	Textron, Inc.	106,811
795	Thales SA	97,506
414	TransDigm Group, Inc.*	222,181

		5,832,143

Air Freight & Logistics (0.5%):
964	C.H. Robinson Worldwide, Inc.	97,721
7,478	Deutsche Post AG	280,126
1,360	Expeditors International of Washington, Inc.	132,545
1,952	FedEx Corp.	442,538
3,000	SG Holdings Co., Ltd.	50,658
5,698	United Parcel Service, Inc., Class B	1,040,113
2,800	Yamato Holdings Co., Ltd.	44,755

		2,088,456

Airlines (0.0%†):
990	Air Canada*	12,338
1,000	ANA Holdings, Inc.*	18,440
1,475	Delta Air Lines, Inc.*	42,731
2,412	Deutsche Lufthansa AG*^	14,066
1,000	Japan Airlines Co., Ltd.*	17,522
5,489	Qantas Airways, Ltd.*	16,947
8,850	Singapore Airlines, Ltd.*	32,541
1,365	Southwest Airlines Co.*	49,304

		203,889

Auto Components (0.3%):
800	Aisin Sieki Co., Ltd.	24,790
2,178	Aptiv plc*	193,994
1,648	BorgWarner, Inc.	54,994
4,700	Bridgestone Corp.^	171,608
5,592	Cie Generale des Etablissements Michelin SCA	153,742
819	Continental AG	57,066
3,200	Denso Corp.	170,239
1,000	Koito Manufacturing Co., Ltd.	31,772
419	Lear Corp.	52,748
2,325	Magna Internationl, Inc.	127,685
5,200	Sumitomo Electric Industries, Ltd.	57,518
1,100	Toyota Industries Corp.	68,194

Shares		Value
Common Stocks, continued
Auto Components, continued
2,122	Valeo SA	$41,528

		1,205,878

Automobiles (2.2%):
2,679	Bayerische Motoren Werke AG (BMW)	206,219
6,245	Daimler AG, Registered Shares	361,346
943	Ferrari NV	173,903
30,211	Ford Motor Co.	336,248
10,801	General Motors Co.*	343,040
12,400	Honda Motor Co., Ltd.	299,995
5,100	Isuzu Motors, Ltd.	56,238
3,397	Lucid Group, Inc.*^	58,293
5,800	Mazda Motor Corp.	47,503
16,900	Nissan Motor Co., Ltd.	65,881
1,777	Renault SA*	44,966
1,449	Rivian Automotive, Inc.*^	37,297
9,924	Stellantis NV	123,572
6,079	Stellantis NV	76,131
4,300	Subaru Corp.	76,507
2,700	Suzuki Motor Corp.	84,961
6,817	Tesla, Inc.*	4,590,704
82,300	Toyota Motor Corp.	1,267,665
201	Volkswagen AG	36,626
4,663	Volvo Car AB*	30,976
2,600	Yamaha Motor Co., Ltd.	47,687

		8,365,758

Banks (5.8%):
4,057	ABN AMRO Group NV	45,605
21,886	Australia & New Zealand Banking Group, Ltd.	332,921
51,177	Banco Bilbao Vizcaya Argentaria SA	232,243
132,801	Banco Santander SA	374,439
8,532	Bank Hapoalim BM	71,759
10,762	Bank Leumi Le	96,378
56,228	Bank of America Corp.	1,750,378
5,042	Bank of Montreal	484,925
9,320	Bank of Nova Scotia	551,669
131,662	Barclays plc	246,450
8,724	BNP Paribas SA^	415,316
27,500	BOC Hong Kong Holdings, Ltd.	108,847
33,536	CaixaBank SA	116,687
6,972	Canadian Imperial Bank of Commerce^	338,632
2,800	Chiba Bank, Ltd. (The)	15,309
15,365	Citigroup, Inc.	706,636
3,404	Citizens Financial Group, Inc.	121,489
9,260	Commerzbank AG*	64,871
13,193	Commonwealth Bank of Australia	823,351
8,400	Concordia Financial Group, Ltd.	29,114
8,923	Credit Agricole SA	81,727
5,146	Danske Bank A/S	72,946
14,400	DBS Group Holdings, Ltd.	308,290
7,511	DNB Bank ASA	135,237
2,582	Erste Group Bank AG	65,577
5,394	Fifth Third Bancorp	181,238
5,399	Finecobank Banca Fineco SpA^	65,074
97	First Citizens BancShares, Inc., Class A	63,417
1,332	First Republic Bank	192,074
5,700	Hang Seng Bank, Ltd.	100,713

See accompanying notes to the financial statements.

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
156,075	HSBC Holdings plc	$1,018,034
11,934	Huntington Bancshares, Inc.	143,566
31,284	ING Groep NV	310,435
133,371	Intesa Sanpaolo SpA	250,727
7,605	Isreal Discount Bank	39,846
1,600	Japan Post Bank Co., Ltd.	12,446
22,914	JPMorgan Chase & Co.	2,580,346
1,998	KBC Group NV	112,220
6,790	KeyCorp	116,992
536,187	Lloyds Banking Group plc	276,526
1,430	M&T Bank Corp.	227,928
5,740	Mediobanca SpA	49,960
91,700	Mitsubishi UFJ Financial Group, Inc.	490,713
1,433	Mizrahi Tefahot Bank, Ltd.	47,715
18,650	Mizuho Financial Group, Inc.	212,105
24,651	National Australia Bank, Ltd.	466,098
2,763	National Bank of Canada^	181,345
45,008	Natwest Group plc	119,708
25,524	Nordea Bank AB	224,904
27,900	Oversea-Chinese Banking Corp., Ltd.	229,141
3,267	PNC Financial Services Group, Inc. (The)	515,435
7,800	Regions Financial Corp.	146,250
14,500	Resona Holdings, Inc.	54,330
10,903	Royal Bank of Canada	1,055,905
4,800	Shizuoka Bank, Ltd. (The)	28,845
509	Signature Bank	91,218
13,057	Skandinaviska Enskilda Banken AB, Class A	128,369
5,883	Societe Generale	129,005
20,594	Standard Chartered plc	155,249
10,000	Sumitomo Mitsui Financial Group, Inc.	297,034
2,300	Sumitomo Mitsui Trust Holdings, Inc.	70,874
480	SVB Financial Group*	189,595
11,088	Svenska Handelsbanken AB, Class A	94,891
7,027	Swedbank AB, Class A	88,954
14,028	Toronto-Dominion Bank (The)	920,049
10,289	Truist Financial Corp.	488,007
10,970	U.S. Bancorp	504,839
17,483	Unicredit SpA	167,620
9,604	United Overseas Bank, Ltd.	181,863
1,465	Webster Financial Corp.	61,750
29,847	Wells Fargo & Co.	1,169,107
27,079	Westpac Banking Corp.	364,603

		22,207,859

Beverages (1.9%):
6,647	Anheuser-Busch InBev NV	358,505
3,500	Asahi Breweries, Ltd.	114,743
2,493	Brown-Forman Corp., Class B	174,909
18,500	Budweiser Brewing Co. APAC, Ltd.	55,489
797	Carlsberg A/S, Class B	101,682
32,036	Coca-Cola Co. (The)	2,015,385
810	Coca-Cola Europacific Partners plc	41,804
618	Coca-Cola European Partners plc	31,719
1,283	Coca-Cola HBC AG	28,483
1,253	Constellation Brands, Inc., Class C	292,024
4,937	David Campari-Milano NV	52,120
17,831	Diageo plc	769,131
771	Heineken Holding NV	56,386

Shares		Value
Common Stocks, continued
Beverages, continued
1,959	Heineken NV	$179,383
400	ITO EN, Ltd.	17,913
5,741	Keurig Dr Pepper, Inc.	203,174
6,100	Kirin Holdings Co., Ltd.	96,151
1,309	Molson Coors Brewing Co., Class B	71,353
3,102	Monster Beverage Corp.*	287,555
10,801	PepsiCo, Inc.	1,800,095
1,596	Pernod Ricard SA	295,594
125	Remy Cointreau SA	22,010
800	Suntory Beverage & Food, Ltd.	30,265
6,668	Treasury Wine Estates, Ltd.	52,194

		7,148,067

Biotechnology (1.9%):
13,695	AbbVie, Inc.	2,097,526
953	Alnylam Pharmaceuticals, Inc.*	138,995
4,350	Amgen, Inc.	1,058,355
343	Argenx SE*	129,435
1,119	Biogen, Inc.*	228,209
1,349	BioMarin Pharmaceutical, Inc.*	111,792
3,729	CSL, Ltd.	692,727
1,266	Exact Sciences Corp.*	49,868
547	Genmab A/S*	177,460
9,770	Gilead Sciences, Inc.	603,884
2,757	Grifols SA*	52,142
1,359	Incyte Corp.*	103,243
2,613	Moderna, Inc.*	373,267
660	Neurocrine Biosciences, Inc.*	64,337
830	Regeneron Pharmaceuticals, Inc.*	490,638
1,099	Seagen, Inc.*	194,457
1,322	Swedish Orphan Biovitrum AB*	28,627
1,950	Vertex Pharmaceuticals, Inc.*	549,490

		7,144,452

Building Products (0.6%):
953	A. O. Smith Corp.	52,110
1,800	AGC, Inc.^	63,344
644	Allegion plc	63,048
7,899	ASSA Abloy AB, Class B	169,130
6,680	Carrier Global Corp.	238,209
4,061	Compagnie de Saint-Gobain	176,378
1,900	Daikin Industries, Ltd.	304,987
1,013	Fortune Brands Home & Security, Inc.	60,658
269	Geberit AG, Registered Shares	129,403
5,570	Johnson Controls International plc	266,692
1,045	Kingspan Group plc	62,858
223	Lennox International, Inc.	46,069
2,500	Lixil Corp.	46,859
1,920	Masco Corp.	97,152
11,325	Nibe Industrier AB, Class B	85,182
729	Owens Corning	54,172
52	ROCKWOOL A/S, Class B	11,758
1,300	TOTO, Ltd.	42,980
1,787	Trane Technologies plc	232,078
13,000	Xinyi Glass Holdings, Ltd.	31,291

		2,234,358

Capital Markets (3.0%):
7,666	3i Group plc	103,547

See accompanying notes to the financial statements.

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
895	Ameriprise Financial, Inc.	$212,724
375	Amundi SA	20,756
1,391	ASX, Ltd.	78,487
5,874	Bank of New York Mellon Corp. (The)	245,005
1,194	BlackRock, Inc., Class A+	727,194
5,480	Blackstone, Inc., Class A	499,940
10,995	Brookfield Asset Management, Inc., Class A	489,179
1,473	Carlyle Group, Inc. (The)	46,635
867	Cboe Global Markets, Inc.	98,136
11,392	Charles Schwab Corp. (The)	719,747
2,766	CME Group, Inc.	566,200
938	Coinbase Global, Inc.*^	44,105
22,580	Credit Suisse Group AG	128,591
13,400	Daiwa Securities Group, Inc.	59,886
17,000	Deutsche Bank AG	148,109
1,470	Deutsche Boerse AG	245,829
2,202	EQT AB	45,799
719	Euronext NV	58,902
295	FactSet Research Systems, Inc.	113,448
1,979	Franklin Resources, Inc.^	46,131
2,615	Goldman Sachs Group, Inc. (The)	776,707
3,288	Hargreaves Lansdown plc	31,561
9,700	Hong Kong Exchanges & Clearing, Ltd.	484,218
217	IGM Financial, Inc.	5,817
4,403	Intercontinental Exchange, Inc.	414,058
2,555	Invesco, Ltd.	41,212
4,700	Japan Exchange Group, Inc.	67,888
1,702	Julius Baer Group, Ltd.	78,645
3,976	KKR & Co., Inc., Class A	184,049
2,521	London Stock Exchange Group plc	234,310
626	LPL Financial Holdings, Inc.	115,484
2,852	Macquarie Group, Ltd.	324,068
287	MarketAxess Holdings, Inc.	73,475
1,279	Moody’s Corp.	347,850
10,472	Morgan Stanley	796,500
633	MSCI, Inc.	260,891
931	Nasdaq, Inc.	142,015
23,000	Nomura Holdings, Inc.	84,137
1,595	Northern Trust Corp.	153,886
177	Partners Group Holding AG	159,698
1,455	Raymond James Financial, Inc.	130,092
2,771	S&P Global, Inc.	933,993
2,400	SBI Holdings, Inc.	47,008
1,149	Schroders plc	37,407
757	SEI Investments Co.	40,893
3,200	Singapore Exchange, Ltd.	21,819
3,801	St. James Place plc	51,076
2,961	State Street Corp.	182,546
1,699	T. Rowe Price Group, Inc.	193,023
521	TMX Group, Ltd.	53,031
940	Tradeweb Markets, Inc., Class A	64,155
27,178	UBS Group AG	438,780

		11,668,642

Chemicals (2.2%):
4,086	Air Liquide SA	552,193
1,697	Air Products & Chemicals, Inc.	408,095
1,542	Akzo Nobel NV	101,863

Shares		Value
Common Stocks, continued
Chemicals, continued
874	Albemarle Corp.	$182,649
413	Arkema SA	37,215
9,200	Asahi Kasei Corp.	70,318
7,055	BASF SE	306,963
897	Celanese Corp.	105,496
1,613	CF Industries Holdings, Inc.	138,282
801	Christian Hansen Holding A/S	58,448
2,080	Clariant AG*	39,665
5,793	Corteva, Inc.	313,633
1,415	Covestro AG	48,897
1,096	Croda International plc	86,416
5,806	Dow, Inc.	299,648
3,956	DuPont de Nemours, Inc.	219,874
1,020	Eastman Chemical Co.	91,565
2,005	Ecolab, Inc.	308,289
62	EMS-Chemie Holding AG	46,197
1,938	Evonik Industries AG	41,371
949	FMC Corp.	101,553
73	Givaudan SA, Registered Shares^	258,038
6,835	ICL Group, Ltd.	62,463
1,948	International Flavors & Fragrances, Inc.	232,046
1,789	Johnson Matthey plc	41,978
1,200	JSR Corp.	31,171
1,339	Koninklijke DSM NV	193,401
3,959	Linde plc	1,138,331
2,005	LyondellBasell Industries NV, Class A	175,357
11,800	Mitsubishi Chemical Holdings Corp.	63,984
1,700	Mitsui Chemicals, Inc.	36,251
2,710	Mosaic Co. (The)	127,993
6,600	Nippon Paint Holdings Co., Ltd.^	49,253
1,100	Nippon Sanso Holdings Corp.	17,553
800	Nissan Chemical Corp.	36,902
1,000	Nitto Denko Corp.	64,784
1,580	Novozymes A/S, Class B	95,159
4,314	Nutrien, Ltd.	343,612
824	OCI NV	27,167
2,876	Orica, Ltd.	31,241
1,849	PPG Industries, Inc.	211,415
942	RPM International, Inc.	74,154
1,929	Sherwin-Williams Co. (The)	431,922
2,900	Shin-Etsu Chemical Co., Ltd.	327,428
1,096	Sika AG	252,882
685	Solvay SA	55,566
13,800	Sumitomo Chemical Co., Ltd.	53,880
979	Symrise AG	106,529
12,800	Toray Industries, Inc.	71,874
2,700	Tosoh Corp.	33,561
1,822	Umicore SA	63,679
301	Westlake Corp.	29,504
1,092	Yara International ASA	45,848

		8,343,556

Commercial Services & Supplies (0.5%):
10,643	Brambles, Ltd.	78,601
748	Cintas Corp.	279,400
1,599	Copart, Inc.*	173,747
1,800	Dai Nippon Printing Co., Ltd.	38,851
1,558	GFL Environmental, Inc.	40,142

See accompanying notes to the financial statements.

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
13,958	Rentokil Initial plc	$80,661
1,681	Republic Services, Inc.	219,993
1,016	Ritchie Bros Auctioneers, Inc.	66,115
1,460	Rollins, Inc.	50,983
1,500	Secom Co., Ltd.	92,736
3,081	Securitas AB, Class B	26,764
2,800	TOPPAN, INC.	46,821
2,020	Waste Connections, Inc.	250,399
3,267	Waste Management, Inc.	499,786

		1,944,999

Communications Equipment (0.6%):
1,856	Arista Networks, Inc.*	173,981
32,064	Cisco Systems, Inc.	1,367,209
438	F5, Inc.*	67,032
2,336	Juniper Networks, Inc.	66,576
1,344	Motorola Solutions, Inc.	281,702
42,435	Nokia OYJ	197,642
22,141	Telefonaktiebolaget LM Ericsson, Class B	165,343

		2,319,485

Construction & Engineering (0.3%):
2,376	ACS Actividades de Construccion y Servicios SA	57,634
1,522	Bouygues SA	47,063
542	Eiffage SA	49,215
3,633	Ferrovial SA	92,630
4,400	Kajima Corp.	50,530
4,900	Obayashi Corp.	35,601
1,125	Quanta Services, Inc.	141,007
5,900	Shimizu Corp.	32,640
3,144	Skanska AB, Class B	48,269
1,100	Taisei Corp.	34,279
4,213	Vinci SA	378,444
868	WSP Global, Inc.	98,157

		1,065,469

Construction Materials (0.2%):
6,076	CRH plc	210,279
993	HeidelbergCement AG	47,695
4,174	Holcim, Ltd.	178,812
3,417	James Hardie Industries SE	74,829
503	Martin Marietta Materials, Inc.	150,518
1,084	Vulcan Materials Co.	154,036

		816,169

Consumer Finance (0.4%):
2,642	Ally Financial, Inc.	88,534
5,050	American Express Co.	700,031
3,160	Capital One Financial Corp.	329,240
2,217	Discover Financial Services	209,684
1	Isracard, Ltd.	2
4,172	Synchrony Financial	115,231
163	Upstart Holdings, Inc.*^	5,154

		1,447,876

Containers & Packaging (0.3%):
12,355	Amcor plc	153,572
648	Avery Dennison Corp.	104,892
2,547	Ball Corp.	175,157
1,393	CCL Industries, Inc.	65,851
998	Crown Holdings, Inc.	91,986

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
2,770	International Paper Co.	$115,869
682	Packaging Corp. of America	93,775
1,076	Sealed Air Corp.	62,107
1,807	Smurfit Kappa Group plc	60,968
1,935	Westrock Co.	77,090

		1,001,267

Distributors (0.1%):
195	D’ieteren Group	28,564
1,145	Genuine Parts Co.	152,285
2,156	LKQ Corp.	105,838
321	Pool Corp.	112,745

		399,432

Diversified Consumer Services (0.0%†):
1,753	IDP Education, Ltd.	28,772

Diversified Financial Services (1.0%):
3,127	Apollo Global Management, Inc.	151,597
10,020	Berkshire Hathaway, Inc., Class B*	2,735,660
2,830	Equitable Holdings, Inc.	73,778
414	Eurazeo SE	25,861
1,002	EXOR NV	62,879
823	Groupe Bruxelles Lambert SA	68,745
885	Industrivarden AB, Class A	19,947
1,476	Industrivarden AB, Class C	32,877
4,187	Investor AB	75,274
13,524	Investor AB, Class B	222,697
2,236	Kinnevik AB, Class B*	36,086
418	L E Lundbergforetagen AB	17,019
24,030	M&G plc	56,944
4,100	Mitsubishi HC Capital, Inc.	18,929
755	Onex Corp.	37,603
9,900	ORIX Corp.	166,218
142	Sofina SA	29,040
20,261	Standard Life Aberdeen plc	39,470
122	Wendel^	10,311

		3,880,935

Diversified Telecommunication Services (1.4%):
55,904	AT&T, Inc.	1,171,748
692	BCE, Inc.	34,019
54,369	BT Group plc	123,353
4,277	Cellnex Telecom SAU	166,593
24,711	Deutsche Telekom AG	490,559
1,315	Elisa OYJ	73,905
36,000	HKT Trust & HKT, Ltd.	48,376
2,027	Infrastrutture Wireless Italiane SpA	20,619
24,798	Koninklijke KPN NV	88,445
2,488	Liberty Global plc, Class C*	54,960
6,467	Lumen Technologies, Inc.	70,555
9,200	Nippon Telegraph & Telephone Corp.	264,191
16,116	Orange SA	189,494
1,048	Proximus SADP	15,449
62,100	Singapore Telecommunications, Ltd.	113,199
17,116	Spark New Zealand, Ltd.	51,284
191	Swisscom AG	105,740
92,093	Telecom Italia SpA*	24,127
3,372	Telefonica Deutschland Holding AG	9,683
41,617	Telefonica SA	212,082

See accompanying notes to the financial statements.

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
5,021	Telenor ASA	$66,915
18,848	Telia Co AB	72,253
29,855	Telstra Corp., Ltd.	79,284
3,956	TELUS Corp.	88,126
476	United Internet AG, Registered Shares	13,581
32,461	Verizon Communications, Inc.	1,647,396

		5,295,936

Electric Utilities (1.9%):
193	Acciona SA	35,660
2,033	Alliant Energy Corp.	119,154
4,001	American Electric Power Co., Inc.	383,856
6,000	Chubu Electric Power Co., Inc.	60,426
7,000	CK Infrastructure Holdings, Ltd.	43,008
12,500	CLP Holdings, Ltd.	103,776
2,662	Constellation Energy Corp.	152,426
5,894	Duke Energy Corp.	631,896
3,058	Edison International	193,388
20,856	EDP — Energias de Portugal SA	97,461
4,958	Electricite de France	40,576
240	Elia Group SA/NV^	34,040
1,880	Emera, Inc.	88,084
3,072	Endesa SA^	57,962
62,566	Enel SpA	343,838
1,617	Entergy Corp.	182,139
1,705	Evergy, Inc.	111,251
2,630	Eversource Energy	222,156
7,537	Exelon Corp.	341,577
4,352	FirstEnergy Corp.	167,073
3,796	Fortis, Inc.	179,477
3,188	Fortum OYJ	47,889
7,500	HK Electric Investments, Ltd.	6,883
2,288	Hydro One, Ltd.	61,529
44,718	Iberdrola SA	463,964
6,500	Kansai Electric Power Co., Inc. (The)	64,410
4,873	Mercury NZ, Ltd.	17,187
15,347	NextEra Energy, Inc.	1,188,779
1,642	NRG Energy, Inc.	62,675
12,220	Origin Energy, Ltd.	48,662
1,522	Orsted A/S	159,174
11,217	PG&E Corp.*	111,946
13,000	Power Assets Holdings, Ltd.	81,884
5,489	PPL Corp.	148,917
1,850	Red Electrica Corp SA	35,021
8,440	Scottish & Southern Energy plc	166,831
8,261	Southern Co. (The)	589,092
10,285	Terna SpA	80,825
14,900	Tokyo Electric Power Co. Holdings, Inc.*	62,295
453	Verbund AG, Class A	44,342
4,240	Xcel Energy, Inc.	300,022

		7,331,551

Electrical Equipment (0.8%):
13,088	ABB, Ltd.	349,845
1,759	AMETEK, Inc.	193,296
3,092	Eaton Corp. plc	389,561
4,557	Emerson Electric Co.	362,464
1,200	Fuji Electric Co., Ltd.	49,775
515	Generac Holdings, Inc.*	108,449

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
1,991	Legrand SA	$148,158
14,900	Mitsubishi Electric Corp.	159,508
3,500	Nidec Corp.	216,449
3,798	Plug Power, Inc.*^	62,933
1,694	Prysmian SpA	46,743
916	Rockwell Automation, Inc.	182,568
4,239	Schneider Electric SA	502,115
1,457	Sensata Technologies Holding plc	60,189
3,694	Siemens Energy AG	54,166
2,219	Siemens Gamesa Renewable Energy*	41,887
7,736	Vestas Wind Systems A/S	163,964

		3,092,070

Electronic Equipment, Instruments & Components (0.8%):
4,587	Amphenol Corp., Class A	295,311
499	Arrow Electronics, Inc.*	55,933
800	Azbil Corp.	21,043
1,096	CDW Corp.	172,686
1,304	Cognex Corp.	55,446
6,443	Corning, Inc.	203,019
2,865	Halma plc	70,615
1,300	Hamamatsu Photonics KK	50,553
14,804	Hexagon AB, Class B	154,018
205	Hirose Electric Co., Ltd.	27,075
600	Ibiden Co., Ltd.	16,771
1,500	Keyence Corp.	513,420
1,425	Keysight Technologies, Inc.*	196,436
2,500	Kyocera Corp.	133,836
4,600	Murata Manufacturing Co., Ltd.	249,175
1,700	Omron Corp.	86,463
2,200	Shimadzu Corp.	69,642
2,900	TDK Corp.	89,700
2,543	TE Connectivity, Ltd.	287,740
370	Teledyne Technologies, Inc.*	138,791
2,027	Trimble, Inc.*	118,032
1,300	Venture Corp., Ltd.	15,588
1,000	Yokogawa Electric Corp.	16,409
416	Zebra Technologies Corp., Class A*	122,283

		3,159,985

Energy Equipment & Services (0.2%):
7,460	Baker Hughes Co.	215,370
7,216	Halliburton Co.	226,294
11,214	Schlumberger, Ltd.	401,012
3,045	Tenaris SA	39,115

		881,791

Entertainment (1.2%):
5,986	Activision Blizzard, Inc.	466,070
4,441	AMC Entertainment Holdings, Inc., Class A*^	60,176
8,533	Bollore, Inc.	39,802
1,200	Capcom Co., Ltd.	29,166
2,124	Electronic Arts, Inc.	258,385
2,754	Embracer Group AB*	21,033
390	Koei Tecmo Holdings Co., Ltd.	12,601
900	Konami Holdings Corp.	49,853
1,414	Liberty Media Corp-Liberty Formula One, Class C*	89,747
1,290	Live Nation Entertainment, Inc.*	106,528
3,403	Netflix, Inc.*	595,083

See accompanying notes to the financial statements.

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
3,600	Nexon Co., Ltd.	$73,771
800	Nintendo Co., Ltd.	345,805
2,750	ROBLOX Corp., Class A*^	90,365
924	Roku, Inc.*	75,897
2,586	Sea, Ltd., ADR*	172,900
400	Square Enix Holdings Co., Ltd.	17,732
1,335	Take-Two Interactive Software, Inc.*	163,578
600	Toho Co., Ltd.	21,708
856	UbiSoft Entertainment SA*	37,805
5,833	Universal Music Group NV	117,834
5,833	Vivendi Universal SA	59,521
14,048	Walt Disney Co. (The)*	1,326,131
17,412	Warner Bros Discovery, Inc.*	233,669

		4,465,160

Equity Real Estate Investment Trusts (2.4%):
1,112	Alexandria Real Estate Equities, Inc.	161,273
2,448	American Homes 4 Rent, Class A	86,757
3,584	American Tower Corp.	916,035
29,744	Ascendas Real Estate Investment Trust	61,062
1,081	AvalonBay Communities, Inc.	209,984
1,147	Boston Properties, Inc.	102,060
8,137	British Land Co. plc	44,319
739	Camden Property Trust	99,381
815	Canadian Apartment Properties REIT	28,383
31,506	CapitaLand Mall Trust	49,260
316	Covivio	17,699
3,316	Crown Castle International Corp.	558,348
18	Daiwahouse Residential Investment Corp.	40,809
10,038	Dexus	61,448
2,280	Digital Realty Trust, Inc.	296,012
2,988	Duke Realty Corp.	164,191
708	Equinix, Inc.	465,170
1,394	Equity Lifestyle Properties, Inc.	98,235
2,712	Equity Residential	195,861
522	Essex Property Trust, Inc.	136,508
1,083	Extra Space Storage, Inc.	184,240
424	Gecina SA	39,881
28	GLP J-REIT	34,227
13,861	Goodman Group	170,475
11,976	GPT Group	34,837
4,227	Healthpeak Properties, Inc.	109,522
5,303	Host Hotels & Resorts, Inc.	83,151
4,453	Invitation Homes, Inc.	158,438
2,113	Iron Mountain, Inc.	102,882
68	Japan Metropolitan Fund Invest	53,006
12	Japan Real Estate Investment Corp.	55,202
4,981	Kimco Realty Corp.	98,474
1,908	Klepierre	36,741
4,161	Land Securities Group plc	33,652
14,300	Link REIT (The)	116,792
15,100	Mapletree Commercial Trust	19,912
21,123	Mapletree Logistics Trust	25,575
4,192	Medical Properties Trust, Inc.	64,012
919	Mid-America Apartment Communities, Inc.	160,522
36,393	Mirvac Group	49,555
10	Nippon Building Fund, Inc.	49,764
20	Nippon Prologis REIT, Inc.	49,197

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
39	Nomura Real Estate Master Fund, Inc.	$48,706
5,670	Prologis, Inc.	667,075
1,229	Public Storage	384,271
4,569	Realty Income Corp.	311,880
1,170	Regency Centers Corp.	69,393
480	RioCan REIT	7,467
819	SBA Communications Corp.	262,121
36,788	Scentre Group	65,679
9,532	Segro plc	113,330
2,589	Simon Property Group, Inc.	245,748
22,062	Stockland	54,978
871	Sun Communities, Inc.	138,803
2,260	UDR, Inc.	104,050
812	Unibail-Rodamco-Westfield*	41,434
3,011	Ventas, Inc.	154,856
7,605	VICI Properties, Inc.	226,553
24,703	Vicinity Centres	31,304
1,503	Vornado Realty Trust	42,971
1,164	Warehouses De Pauw CVA	36,619
3,318	Welltower, Inc.	273,237
5,617	Weyerhaeuser Co.	186,035
1,287	WP Carey, Inc.	106,641

		9,096,003

Food & Staples Retailing (1.5%):
4,900	AEON Co., Ltd.	85,073
6,504	Alimentation Couche-Tard, Inc.	253,742
4,522	Carrefour SA	80,223
10,570	Coles Group, Ltd.	129,968
3,431	Costco Wholesale Corp.	1,644,410
1,563	Empire Co., Ltd., Class A	48,153
11,695	Endeavour Group, Ltd.	61,117
528	George Weston, Ltd.	61,690
1,243	HelloFresh SE*	40,216
15,420	J Sainsbury plc	38,298
2,416	Jeronimo Martins SGPS SA	52,505
2,524	Kesko Oyj, Class B	59,576
1,000	Kobe Bussan Co., Ltd.	24,483
8,171	Koninklijke Ahold Delhaize NV	212,920
5,574	Kroger Co. (The)	263,817
1,246	Loblaw Cos., Ltd.	112,392
1,796	Metro, Inc.	96,415
3,324	Ocado Group plc*	31,607
5,900	Seven & I Holdings Co., Ltd.	228,744
3,825	Sysco Corp.	324,016
57,561	Tesco plc	179,004
5,796	Walgreens Boots Alliance, Inc.	219,668
11,831	Walmart, Inc.	1,438,413
500	Welcia Holdings Co., Ltd.	10,020
9,047	Woolworths Group, Ltd.	222,194

		5,918,664

Food Products (1.7%):
3,400	Ajinomoto Co., Inc.	82,749
4,394	Archer-Daniels-Midland Co.	340,974
3,293	Associated British Foods plc	63,648
33	Barry Callebaut AG, Registered Shares	73,920
1,032	Bunge, Ltd.	93,592
1,351	Campbell Soup Co.	64,916

See accompanying notes to the financial statements.

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
3,715	Conagra Brands, Inc.	$127,202
5,258	Danone SA	295,452
4,828	General Mills, Inc.	364,273
1,108	Hershey Co. (The)	238,397
2,218	Hormel Foods Corp.	105,044
476	JDE Peet’s NV	13,587
815	JM Smucker Co. (The)	104,328
1,968	Kellogg Co.	140,397
1,279	Kerry Group plc, Class A	122,504
1,300	Kikkoman Corp.	69,056
5,513	Kraft Heinz Co. (The)	210,266
7	Lindt & Spruengli AG	71,209
1,974	McCormick & Co.	164,336
800	Meiji Holdings Co., Ltd.	39,282
10,693	Mondelez International, Inc., Class A	663,928
3,271	Mowi ASA	74,660
22,026	Nestle SA	2,584,522
700	Nisshin Seifun Group, Inc.	8,197
300	Nissin Foods Holdings Co., Ltd.	20,714
5,748	Orkla ASA, Class A	46,029
461	Salmar ASA	32,540
2,279	Saputo, Inc.	49,706
2,404	Tyson Foods, Inc., Class A	206,888
68,033	WH Group, Ltd.	52,638
18,000	Wilmar International, Ltd.	52,385
900	Yakult Honsha Co., Ltd.	51,965

		6,629,304

Gas Utilities (0.2%):
1,545	AltaGas, Ltd.	32,605
10,905	APA Group	84,758
960	Atmos Energy Corp.	107,616
595	Enagas SA	13,141
83,117	Hong Kong & China Gas Co., Ltd.	89,545
1,662	Naturgy Energy Group SA	47,866
3,600	Osaka Gas Co., Ltd.	69,152
14,344	Snam SpA	75,275
3,500	Tokyo Gas Co., Ltd.	72,424
1,451	UGI Corp.	56,023

		648,405

Health Care Equipment & Supplies (2.8%):
13,685	Abbott Laboratories	1,486,875
342	ABIOMED, Inc.*	84,648
3,994	Alcon, Inc.	279,042
614	Align Technology, Inc.*	145,315
1,400	Asahi Intecc Co., Ltd.	21,109
4,010	Baxter International, Inc.	257,562
2,197	Becton Dickinson & Co.	541,626
245	BioMerieux	23,927
11,047	Boston Scientific Corp.*	411,722
372	Carl Zeiss Meditec AG	44,416
451	Cochlear, Ltd.	61,884
934	Coloplast A/S, Class B	106,695
393	Cooper Cos., Inc. (The)	123,056
5,318	Danaher Corp.	1,348,219
1,001	Demant A/S*	37,581
1,576	DENTSPLY Sirona, Inc.	56,311
2,996	Dexcom, Inc.*	223,292

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
233	DiaSorin SpA	$30,599
4,911	Edwards Lifesciences Corp.*	466,987
4,138	Fisher & Paykel Healthcare Corp., Ltd.	51,531
1,920	Getinge AB, Class B	44,430
843	GN Store Nord A/S	29,742
2,052	Hologic, Inc.*	142,204
2,800	Hoya Corp.	239,393
666	IDEXX Laboratories, Inc.*	233,586
555	Insulet Corp.*	120,957
2,765	Intuitive Surgical, Inc.*	554,963
7,129	Koninklijke Philips NV	154,659
395	Masimo Corp.*	51,615
10,323	Medtronic plc	926,489
852	Novocure, Ltd.*	59,214
9,700	Olympus Corp.	195,103
1,148	ResMed, Inc.	240,655
198	Sartorius AG	69,153
2,110	Siemens Healthineers AG	107,243
6,641	Smith & Nephew plc	92,833
440	Sonova Holding AG	140,150
806	STERIS plc	166,157
860	Straumann Holding AG	103,468
2,647	Stryker Corp.	526,568
1,500	Sysmex Corp.	90,395
354	Teleflex, Inc.	87,031
4,800	Terumo Corp.	144,766
551	West Pharmaceutical Services, Inc.	166,606
1,644	Zimmer Biomet Holdings, Inc.	172,719

		10,662,496

Health Care Providers & Services (2.3%):
1,218	AmerisourceBergen Corp.	172,323
845	Amplifon SpA	26,011
2,209	Cardinal Health, Inc.	115,464
4,632	Centene Corp.*	391,914
2,508	Cigna Corp.	660,908
10,250	CVS Health Corp.	949,765
457	DaVita, Inc.*	36,542
1,881	Elevance Health, Inc.	907,733
1,484	Fresenius Medical Care AG & Co., KGaA	74,106
3,378	Fresenius SE & Co. KGaA	102,340
1,856	HCA Healthcare, Inc.	311,919
997	Henry Schein, Inc.*	76,510
980	Humana, Inc.	458,709
729	Laboratory Corp. of America Holdings	170,848
1,171	McKesson Corp.	381,992
453	Molina Healthcare, Inc.*	126,663
904	Quest Diagnostics, Inc.	120,214
1,328	Ramsay Health Care, Ltd.	67,146
3,322	Sonic Healthcare, Ltd.	75,716
7,302	UnitedHealth Group, Inc.	3,750,526
521	Universal Health Services, Inc., Class B	52,470

		9,029,819

Health Care Technology (0.1%):
3,600	M3, Inc.	103,591
1,250	Teladoc Health, Inc.*	41,512
1,069	Veeva Systems, Inc., Class A*	211,705

		356,808

See accompanying notes to the financial statements.

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.7%):
1,592	Accor SA*	$43,716
2,614	Airbnb, Inc., Class A*	232,855
1,529	Aramark	46,833
4,751	Aristocrat Leisure, Ltd.	112,809
321	Booking Holdings, Inc.*	561,426
1,690	Caesars Entertainment, Inc.*	64,727
6,658	Carnival Corp., Class A*^	57,592
213	Chipotle Mexican Grill, Inc.*	278,446
14,087	Compass Group plc	288,352
1,030	Darden Restaurants, Inc.	116,514
580	Domino’s Pizza Enterprises, Ltd.	27,195
308	Domino’s Pizza, Inc.	120,031
4,276	Entain PLC*	64,874
1,406	Evolution AB	128,085
1,136	Expedia Group, Inc.*	107,727
1,257	Flutter Entertainment plc*	127,237
16,000	Galaxy Entertainment Group, Ltd.	95,747
25,500	Genting Singapore, Ltd.	13,239
2,143	Hilton Worldwide Holdings, Inc.	238,816
1,297	InterContinental Hotels Group plc	68,751
883	La Francaise des Jeux SAEM	30,757
2,602	Las Vegas Sands Corp.*	87,401
20,492	Lottery Corp., Ltd. The*	63,919
2,158	Marriott International, Inc., Class A	293,510
5,808	McDonald’s Corp.	1,433,879
300	McDonald’s Holdings Co., Ltd.	10,923
2,452	MGM Resorts International	70,985
1,600	Oriental Land Co., Ltd.	222,861
2,135	Restaurant Brands International, Inc.	107,070
1,827	Royal Caribbean Cruises, Ltd.*	63,781
22,400	Sands China, Ltd.*	54,699
818	Sodexo SA	58,036
8,923	Starbucks Corp.	681,628
297	Vail Resorts, Inc.	64,761
1,865	Whitbread plc	56,334
962	Wynn Resorts, Ltd.*	54,815
2,205	Yum! Brands, Inc.	250,290

		6,400,621

Household Durables (0.6%):
6,179	Barratt Developments plc	34,437
1,048	Berkeley Group Holdings plc*	47,543
2,557	DR Horton, Inc.	169,248
2,085	Electrolux AB, Class B	28,099
1,260	Garmin, Ltd.	123,795
600	Iida Group Holdings Co., Ltd.	9,243
1,999	Lennar Corp., Class A	141,069
380	Mohawk Industries, Inc.*	47,154
2,638	Newell Brands, Inc.	50,227
27	NVR, Inc.*	108,112
700	Open House Co., Ltd.	27,885
18,100	Panasonic Holdings Corp.	146,443
2,260	Persimmon plc	51,293
2,163	PulteGroup, Inc.	85,720
256	SEB SA	24,695
3,500	Sekisui Chemical Co., Ltd.	47,952
4,500	Sekisui House, Ltd.	78,769
1,000	Sharp Corp.	7,741

Shares		Value
Common Stocks, continued
Household Durables, continued
9,700	Sony Group Corp.	$792,838
33,694	Taylor Wimpey plc	47,888
460	Whirlpool Corp.	71,240

		2,141,391

Household Products (1.2%):
1,959	Church & Dwight Co., Inc.	181,521
1,001	Clorox Co. (The)	141,121
6,271	Colgate-Palmolive Co.	502,558
4,830	Essity AB, Class B	126,174
960	Henkel AG & Co. KGaA	58,742
2,592	Kimberly-Clark Corp.	350,309
18,602	Procter & Gamble Co. (The)	2,674,781
5,616	Reckitt Benckiser Group plc	421,752
3,000	Unicharm Corp.	100,456

		4,557,414

Independent Power and Renewable Electricity Producers (0.1%):
5,538	AES Corp. (The)	116,353
787	Brookfield Renewable Corp., Class A	28,037
2,812	EDP Renovaveis SA	66,435
6,904	Meridian Energy, Ltd.	20,142
2,059	Northland Power, Inc.	61,306
254	Uniper SE	3,769
3,098	Vistra Corp.	70,789

		366,831

Industrial Conglomerates (1.0%):
4,407	3M Co.	570,310
21,000	CK Hutchison Holdings, Ltd.	142,820
654	DCC plc	40,858
8,694	General Electric Co.	553,547
7,400	Hitachi, Ltd.	350,673
5,299	Honeywell International, Inc.	921,019
1,007	Investment AB Latour, Class B	19,948
1,500	Jardine Matheson Holdings, Ltd.	78,948
7,500	Keppel Corp., Ltd.	35,073
1,957	Lifco AB, Class B	31,484
29,985	Melrose Industries plc	54,742
340	Rheinmetall AG	78,500
812	Roper Technologies, Inc.	320,456
5,956	Siemens AG	606,101
3,663	Smiths Group plc	62,455
3,100	Toshiba Corp.^	126,101

		3,993,035

Insurance (3.3%):
1,782	Admiral Group plc	48,697
12,269	Aegon NV	53,468
4,770	Aflac, Inc.	263,924
1,180	Ageas NV	51,944
93,800	AIA Group, Ltd.	1,030,340
101	Alleghany Corp.*	84,143
3,173	Allianz SE+	605,621
2,215	Allstate Corp. (The)	280,707
506	American Financial Group, Inc.	70,238
6,311	American International Group, Inc.	322,681
1,668	Aon plc, Class A	449,826
3,125	Arch Capital Group, Ltd.*	142,156

See accompanying notes to the financial statements.

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,638	Arthur J. Gallagher & Co.	$267,060
8,867	Assicurazioni Generali SpA	141,999
407	Assurant, Inc.	70,350
24,057	Aviva PLC	117,510
15,272	AXA SA	347,004
296	Baloise Holding AG	48,595
1,810	Brown & Brown, Inc.	105,595
3,269	Chubb, Ltd.	642,620
1,198	Cincinnati Financial Corp.	142,538
8,200	Dai-ichi Life Holdings, Inc.	151,401
116	Erie Indemnity Co., Class A	22,294
281	Everest Re Group, Ltd.	78,759
188	Fairfax Financial Holdings, Ltd.	99,639
1,917	Fidelity National Financial, Inc.	70,852
1,848	Gjensidige Forsikring ASA	37,548
676	Globe Life, Inc.	65,890
1,806	Great-West Lifeco, Inc.	44,105
557	Hannover Rueck SE	80,794
2,596	Hartford Financial Services Group, Inc. (The)	169,856
1,012	IA Financial Corp., Inc.	50,341
22,784	Insurance Australia Group, Ltd.	68,585
1,399	Intact Financial Corp.	197,360
18,100	Japan Post Holdings Co., Ltd.	129,341
1,700	Japan Post Insurance Co., Ltd.	27,211
47,860	Legal & General Group plc	139,683
1,326	Lincoln National Corp.	62,017
1,606	Loews Corp.	95,172
15,239	Manulife Financial Corp.	264,285
106	Markel Corp.*	137,085
3,906	Marsh & McLennan Cos., Inc.	606,407
25,594	Medibank Private, Ltd.	57,430
5,493	MetLife, Inc.	344,905
3,200	MS&AD Insurance Group Holdings, Inc.	98,122
1,058	Muenchener Rueckversicherungs-Gesellschaft AG	248,593
2,086	NN Group NV	95,393
6,201	Phoenix Group Holdings plc	44,598
4,829	Poste Italiane SpA	45,359
4,218	Power Corp. of Canada	108,547
2,145	Principal Financial Group, Inc.	143,265
4,633	Progressive Corp. (The)	538,679
2,979	Prudential Financial, Inc.	285,031
21,399	Prudential plc	266,136
10,467	QBE Insurance Group, Ltd.	87,812
3,651	Sampo Oyj, Class A	158,969
2,300	Sompo Holdings, Inc.	101,485
4,504	Sun Life Financial, Inc.	206,407
9,098	Suncorp Group, Ltd.	68,972
244	Swiss Life Holding AG	118,978
2,253	Swiss Re AG	174,747
5,000	T&D Holdings, Inc.	59,768
4,900	Tokio Marine Holdings, Inc.	285,587
1,885	Travelers Cos., Inc. (The)	318,810
3,328	Tryg A/S	74,788
879	Willis Towers Watson plc	173,506
1,540	WR Berkley Corp.	105,120
1,161	Zurich Insurance Group AG	505,409

		12,602,057

Shares		Value
Common Stocks, continued
Interactive Media & Services (3.6%):
1,569	Adevinta ASA*	$11,426
2,334	Alphabet, Inc., Class A*	5,086,393
2,204	Alphabet, Inc., Class C*	4,821,140
6,294	Auto Trader Group plc	42,554
729	IAC/InterActiveCorp.*	55,382
500	Kakaku.com, Inc.	8,258
2,194	Match Group, Inc.*	152,900
17,919	Meta Platforms, Inc., Class A*	2,889,439
4,921	Pinterest, Inc., Class A*	89,365
488	REA Group, Ltd.	37,612
483	Scout24 AG	24,812
3,100	Seek, Ltd.	44,975
8,297	Snap, Inc., Class A*	108,939
6,490	Twitter, Inc.*	242,661
19,800	Z Holdings Corp.	57,935
1,887	ZoomInfo Technologies, Inc.*	62,724

		13,736,515

Internet & Direct Marketing Retail (2.3%):
71,077	Amazon.com, Inc.*	7,549,088
819	Chewy, Inc., Class A*^	28,436
1,451	Delivery Hero SE*	54,383
1,488	DoorDash, Inc., Class A*	95,485
4,747	eBay, Inc.	197,807
1,029	Etsy, Inc.*	75,333
1,296	Just Eat Takeaway*	20,720
361	MercadoLibre, Inc.*	229,910
6,490	Prosus NV	428,852
8,000	Rakuten, Inc.	36,128
553	Wayfair, Inc., Class A*	24,089
1,812	Zalando SE*	47,386
1,200	ZOZO, Inc.	21,651

		8,809,268

IT Services (3.6%):
4,904	Accenture plc, Class A	1,361,596
160	Adyen NV*	235,169
733	Affirm Holdings, Inc.*^	13,238
1,286	Akamai Technologies, Inc.*	117,450
3,441	Amadeus IT Group SA*	193,303
3,263	Automatic Data Processing, Inc.	685,361
589	Bechtle AG	24,080
1,147	Black Knight, Inc.*	75,002
3,333	Block, Inc.*	204,846
610	Block, Inc.*	37,581
921	Broadridge Financial Solutions, Inc.	131,289
1,256	Capgemini SA	217,168
1,784	CGI, Inc.*	142,138
3,973	Cognizant Technology Solutions Corp., Class A	268,138
5,010	Computershare, Ltd.	85,254
1,792	Edenred	84,903
412	EPAM Systems, Inc.*	121,449
4,676	Fidelity National Information Services, Inc.	428,649
4,848	Fiserv, Inc.*	431,327
639	FleetCor Technologies, Inc.*	134,260
1,500	Fujitsu, Ltd.	187,786
648	Gartner, Inc.*	156,706
2,179	Global Payments, Inc.	241,085
200	GMO Payment Gateway, Inc.	14,101

See accompanying notes to the financial statements.

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,211	GoDaddy, Inc., Class A*	$84,237
6,948	International Business Machines Corp.	980,988
800	Itochu Techno-Solutions Corp.	19,509
546	Jack Henry & Associates, Inc.	98,291
6,773	Mastercard, Inc., Class A	2,136,746
455	MongoDB, Inc.*	118,072
4,062	Nexi SpA*	33,820
2,520	Nomura Research Institute, Ltd.	67,121
4,600	NTT Data Corp.	63,173
340	Nuvei Corp.*	12,290
600	OBIC Co., Ltd.	84,951
1,193	Okta, Inc.*	107,847
1,100	Otsuka Corp.	32,499
2,570	Paychex, Inc.	292,646
8,670	PayPal Holdings, Inc.*	605,513
900	SCSK Corp.	15,157
8,990	Shopify, Inc., Class A*	280,946
1,688	Snowflake, Inc., Class A*	234,733
1,600	TIS, Inc.	41,960
1,365	Twilio, Inc., Class A*	114,401
817	VeriSign, Inc.*	136,709
12,870	Visa, Inc., Class A	2,533,974
2,632	Western Union Co. (The.)	43,349
514	Wix.com, Ltd.*	33,693
2,032	Worldline SA*	75,159

		13,839,663

Leisure Products (0.1%):
1,400	Bandai Namco Holdings, Inc.	98,928
298	BRP, Inc.	18,343
961	Hasbro, Inc.	78,687
2,184	Peloton Interactive, Inc., Class A*	20,049
600	Shimano, Inc.	101,510
1,200	Yamaha Corp.	49,401

		366,918

Life Sciences Tools & Services (1.0%):
2,371	Agilent Technologies, Inc.	281,603
4,207	Avantor, Inc.*	130,838
260	Bachem Holding AG	18,075
171	Bio-Rad Laboratories, Inc., Class A*	84,645
305	Bio-Techne Corp.	105,725
403	Charles River Laboratories International, Inc.*	86,230
1,012	Eurofins Scientific SE	79,993
1,164	Illumina, Inc.*	214,595
1,477	IQVIA Holdings, Inc.*	320,494
601	Lonza Group AG	320,518
170	Mettler-Toledo International, Inc.*	195,291
894	PerkinElmer, Inc.	127,145
1,659	Qiagen NV*	77,900
206	Sartorius Stedim Biotech	65,210
3,031	Thermo Fisher Scientific, Inc.	1,646,682
450	Waters Corp.*	148,941

		3,903,885

Machinery (1.8%):
2,154	Alfa Laval AB	52,009
2,573	Alstom SA^	58,889
21,816	Atlas Copco AB*	204,254

Shares		Value
Common Stocks, continued
Machinery, continued
11,256	Atlas Copco AB*	$94,326
4,137	Caterpillar, Inc.	739,530
7,981	CNH Industrial NV	92,617
1,139	Cummins, Inc.	220,431
700	Daifuku Co., Ltd.	40,097
3,580	Daimler Truck Holding AG*	93,421
2,244	Deere & Co.	672,011
1,174	Dover Corp.	142,430
5,056	Epiroc AB, Class A	78,195
3,604	Epiroc AB, Class B	48,770
1,400	FANUC Corp.	219,472
2,617	Fortive Corp.	142,312
1,430	GEA Group AG	49,272
800	Hitachi Construction Machinery Co., Ltd.	17,739
600	Hoshizaki Corp.	17,902
2,525	Husqvarna AB, Class B	18,592
593	IDEX Corp.	107,707
2,473	Illinois Tool Works, Inc.	450,704
3,004	Ingersoll-Rand, Inc.	126,408
667	Kion Group AG	27,659
670	Knorr-Bremse AG	38,220
7,100	Komatsu, Ltd.	158,076
2,390	Kone Oyj, Class B	114,266
389	Kornit Digital, Ltd.*	12,331
8,300	Kubota Corp.	124,156
1,000	Kurita Water Industries, Ltd.	36,379
1,500	Makita Corp.	37,436
3,400	MINEBEA MITSUMI, Inc.	57,979
2,600	Misumi Group, Inc.	54,881
2,300	Mitsubishi Heavy Industries, Ltd.	80,516
2,700	NGK Insulators, Ltd.	36,415
411	Nordson Corp.	83,203
3,212	Otis Worldwide Corp.	226,992
2,625	PACCAR, Inc.	216,142
982	Parker-Hannifin Corp.	241,621
1,194	Pentair plc	54,649
32	Rational AG	18,604
8,277	Sandvik AB	134,443
275	Schindler Holding AG	50,209
187	Schindler Holding AG, Registered Shares	33,657
3,527	SKF AB, Class B	51,992
400	SMC Corp.	178,521
388	Snap-On, Inc.	76,448
556	Spirax-Sarco Engineering plc	66,907
1,345	Stanley Black & Decker, Inc.	141,037
10,500	Techtronic Industries Co., Ltd.	109,775
227	VAT Group AG	54,216
1,851	Volvo AB, Class A	29,832
11,010	Volvo AB, Class B	170,755
4,375	Wartsila Oyj Abp, Class B	34,101
1,375	Westinghouse Air Brake Technologies Corp.	112,860
1,469	Xylem, Inc.	114,846
2,200	Yaskawa Electric Corp.	70,965

		6,737,177

Marine (0.1%):
20	A.P. Moeller — Maersk A/S, Class A	46,381
39	A.P. Moeller — Maersk A/S, Class B	91,614

See accompanying notes to the financial statements.

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Marine, continued
408	Kuehne & Nagel International AG	$96,611
2,700	Mitsui O.S.K. Lines, Ltd.	62,020
1,200	Nippon Yusen KK	82,333
12,000	SITC International Holdings Co., Ltd.	34,002
656	ZIM Integrated Shipping Services, Ltd.^	30,983

		443,944

Media (0.8%):
50	Cable One, Inc.	64,466
946	Charter Communications, Inc., Class A*	443,229
35,101	Comcast Corp., Class A	1,377,363
3,700	Cyberagent, Inc.	36,888
2,000	Dentsu Group, Inc.	60,125
2,260	DISH Network Corp., Class A*	40,522
2,345	Fox Corp., Class A	75,415
968	Fox Corp., Class B	28,750
1,700	Hakuhodo DY Holdings, Inc.	15,618
10,971	Informa plc*	70,691
2,935	Interpublic Group of Cos., Inc. (The)	80,801
991	Liberty Broadband Corp., Class C*	114,599
914	Liberty Global plc, Class A*	19,240
1,594	Liberty Media Corp.-Liberty SiriusXM, Class C*	57,464
885	Liberty Media Corp-Liberty SiriusXM, Class A*	31,895
3,615	News Corp., Class A	56,322
1,573	Omnicom Group, Inc.	100,058
4,820	Pearson plc	44,018
1,673	Publicis Groupe SA	82,582
675	Quebecor, Inc., Class B	14,428
3,346	Shaw Communications, Inc., Class B	98,612
6,283	Sirius XM Holdings, Inc.^	38,515
4,613	ViacomCBS, Inc., Class B	113,849
9,369	WPP plc	94,135

		3,159,585

Metals & Mining (1.5%):
3,422	Agnico Eagle Mines, Ltd.	156,662
1,443	Alcoa Corp.	65,772
9,765	Anglo American plc	348,599
3,645	Antofagasta plc	51,246
4,446	ArcelorMittal SA	100,939
14,000	Barrick Gold Corp.	247,583
16,871	BHP Group, Ltd.	471,697
22,752	BHP Group, Ltd.	655,173
4,656	BlueScope Steel, Ltd.	51,069
2,098	Boliden AB	66,769
4,103	Cleveland-Cliffs, Inc.*	63,063
15,792	Evolution Mining, Ltd.	25,394
4,279	First Quantum Minerals, Ltd.	81,191
13,866	Fortescue Metals Group, Ltd.	170,521
1,429	Franco-Nevada Corp.	188,002
11,134	Freeport-McMoRan, Inc.	325,781
78,047	Glencore plc	422,854
1,100	Hitachi Metals, Ltd.*	16,635
4,254	Ivanhoe Mines, Ltd., Class A*	24,493
4,800	JFE Holdings, Inc.	50,497
11,630	Kinross Gold Corp.	41,387
4,089	Lundin Mining Corp.	25,926
1,374	Mineral Resources, Ltd.	46,479
6,151	Newcrest Mining, Ltd.	87,448

Shares		Value
Common Stocks, continued
Metals & Mining, continued
6,231	Newmont Corp.	$371,804
6,300	Nippon Steel Corp.	87,945
10,117	Norsk Hydro ASA	57,058
10,215	Northern Star Resources, Ltd.	47,097
2,151	Nucor Corp.	224,586
1,988	Pan American Silver Corp.	39,065
8,628	Rio Tinto plc	515,824
2,928	Rio Tinto, Ltd.	209,707
33,569	South32, Ltd.	92,647
1,560	Steel Dynamics, Inc.	103,194
1,800	Sumitomo Metal & Mining Co., Ltd.	56,417
3,432	Teck Cominco, Ltd., Class B	104,960
522	Voestalpine AG	11,107
3,566	Wheaton Precious Metals Corp.	128,509

		5,835,100

Mortgage Real Estate Investment Trusts (0.0%†):
12,926	Annaly Capital Management, Inc.	76,393

Multiline Retail (0.5%):
380	Canadian Tire Corp., Class A	47,950
1,815	Dollar General Corp.	445,474
1,738	Dollar Tree, Inc.*	270,867
2,154	Dollarama, Inc.	124,052
1,084	Next plc	77,383
3,900	Pan Pacific International Holdings Corp.	62,279
3,731	Target Corp.	526,929
8,710	Wesfarmers, Ltd.	252,049

		1,806,983

Multi-Utilities (0.9%):
5,519	Algonquin Power & Utilities Corp.	74,187
2,032	Ameren Corp.	183,612
993	Canadian Utilities, Ltd., Class A	29,620
5,098	CenterPoint Energy, Inc.	150,799
2,272	CMS Energy Corp.	153,360
2,819	Consolidated Edison, Inc.	268,087
6,243	Dominion Energy, Inc.	498,254
1,570	DTE Energy Co.	198,998
16,775	E.ON SE	140,722
15,043	Engie Group	174,570
27,699	National Grid plc	354,910
2,801	NiSource, Inc.	82,601
4,019	Public Service Enterprise Group, Inc.	254,322
5,263	RWE AG	193,946
2,386	Sempra Energy	358,544
5,246	Veolia Environnement SA*	129,767
2,413	WEC Energy Group, Inc.	242,844

		3,489,143

Oil, Gas & Consumable Fuels (4.7%):
2,453	Aker BP ASA^	84,803
2,317	Ampol, Ltd.	54,439
2,715	APA Corp.	94,753
5,374	ARC Resources, Ltd.	67,770
150,014	BP plc	706,429
2,896	Cameco Corp.	60,890
9,196	Canadian Natural Resources, Ltd.	494,240
10,929	Cenovus Energy, Inc.	207,965
1,826	Cheniere Energy, Inc.	242,913

See accompanying notes to the financial statements.

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
15,113	Chevron Corp.	$2,188,060
10,144	ConocoPhillips	911,033
5,813	Coterra Energy, Inc.	149,917
4,946	Devon Energy Corp.	272,574
1,284	Diamondback Energy, Inc.	155,557
15,728	Enbridge, Inc.	664,316
22,150	ENEOS Holdings, Inc.	83,628
18,950	ENI SpA	225,090
4,524	EOG Resources, Inc.	499,631
2,651	EQT Corp.	91,194
7,550	Equinor ASA	262,747
32,853	Exxon Mobil Corp.	2,813,531
4,843	Galp Energia SGPS SA	56,762
2,111	Hess Corp.	223,639
1,482	Idemitsu Kosan Co., Ltd.	35,604
1,615	Imperial Oil, Ltd.	76,145
7,500	INPEX Corp.	80,956
2,058	Keyera Corp.	47,013
15,888	Kinder Morgan, Inc.	266,283
5,622	Marathon Oil Corp.	126,383
4,423	Marathon Petroleum Corp.	363,615
3,389	Neste Oyj	150,143
7,166	Occidental Petroleum Corp.	421,934
1,361	OMV AG	63,906
3,601	ONEOK, Inc.	199,855
1,471	Parkland Corp.	39,958
4,263	Pembina Pipeline Corp.	150,712
3,584	Phillips 66	293,852
1,807	Pioneer Natural Resources Co.	403,106
11,515	Repsol SA^	169,533
24,668	Santos, Ltd.	125,728
58,672	Shell PLC	1,530,814
11,195	Suncor Energy, Inc.	392,825
1,697	Targa Resources Corp.	101,260
7,383	TC Energy Corp.	382,516
19,155	TotalEnergies SE	1,009,554
2,601	Tourmaline Oil Corp.	135,264
3,156	Valero Energy Corp.	335,420
1,889	Washington H. Soul Pattinson & Co., Ltd.	30,703
9,461	Williams Cos., Inc.	295,278
11,391	Woodside Energy Group, Ltd.	249,405
3,049	Woodside Energy Group, Ltd.	64,562

		18,154,208

Paper & Forest Products (0.1%):
734	Holmen AB, Class B	29,815
3,443	Mondi plc	61,066
8,500	Oji Holdings Corp.	36,857
4,244	Stora Enso Oyj, Class R	66,626
4,358	Svenska Cellulosa AB SCA, Class B	65,192
4,277	UPM-Kymmene Oyj	130,810
607	West Fraser Timber Co., Ltd.	46,584

		436,950

Personal Products (0.6%):
702	Beiersdorf AG	71,699
1,803	Estee Lauder Cos., Inc. (The), Class A	459,170
4,000	Kao Corp.	161,450
200	Kobayashi Pharmaceutical Co., Ltd.	12,333

Shares		Value
Common Stocks, continued
Personal Products, continued
300	Kose Corp.	$27,320
1,885	L’Oreal SA	651,189
3,200	Shiseido Co., Ltd.	128,586
20,032	Unilever plc	911,584

		2,423,331

Pharmaceuticals (5.9%):
14,300	Astellas Pharma, Inc.	222,836
12,072	AstraZeneca plc	1,582,150
2,794	Bausch Health Cos., Inc.*	23,359
7,534	Bayer AG, Registered Shares	447,558
17,016	Bristol-Myers Squibb Co.	1,310,232
1,386	Catalent, Inc.*	148,704
5,400	Chugai Pharmaceutical Co., Ltd.^	138,213
13,600	Daiichi Sankyo Co., Ltd.	343,366
1,700	Eisai Co., Ltd.	71,790
3,147	Elanco Animal Health, Inc.*	61,776
6,249	Eli Lilly & Co.	2,026,113
39,256	GSK plc	843,955
1,106	Hikma Pharmaceuticals plc	21,775
1,722	Horizon Therapeutics plc*	137,347
283	Ipsen SA	26,713
423	Jazz Pharmaceuticals plc*	65,992
20,404	Johnson & Johnson	3,621,914
2,500	Kyowa Kirin Co., Ltd.	56,244
19,571	Merck & Co., Inc.	1,784,288
999	Merck KGaA	168,586
200	Nippon Shinyaku Co., Ltd.	12,171
17,053	Novartis AG, Registered Shares	1,442,772
13,113	Novo Nordisk A/S, Class B	1,455,666
2,500	Ono Pharmaceutical Co., Ltd.	64,191
1,038	Orion Oyj, Class B	46,357
2,900	Otsuka Holdings Co., Ltd.	103,049
43,537	Pfizer, Inc.	2,282,645
990	Recordati SpA	43,252
236	Roche Holding AG	91,135
5,437	Roche Holding AG	1,815,306
2,868	Royalty Pharma plc, Class A	120,571
8,852	Sanofi	895,037
2,000	Shionogi & Co., Ltd.	101,117
11,750	Takeda Pharmacuetical Co., Ltd.	330,254
10,134	Teva Pharmaceutical Industries, Ltd., ADR*	76,208
950	UCB SA	80,449
9,546	Viatris, Inc.	99,947
342	Vifor Pharma AG	59,301
3,651	Zoetis, Inc.	627,570

		22,849,909

Professional Services (0.8%):
1,432	Adecco SA	48,719
973	Booz Allen Hamilton Holding Corp.	87,920
1,956	Bureau Veritas SA	50,143
3,091	Clarivate plc*	42,841
2,990	CoStar Group, Inc.*	180,626
922	Equifax, Inc.	168,523
7,309	Experian plc	214,227
1,287	Intertek Group plc	65,938
1,024	Jacobs Engineering Group, Inc.	130,181
995	Leidos Holdings, Inc.	100,207

See accompanying notes to the financial statements.

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
2,800	Nihon M&A Center, Inc.	$29,830
1,300	Persol Holdings Co., Ltd.	23,666
1,105	Randstad NV	53,880
11,300	Recruit Holdings Co., Ltd.	333,279
14,545	RELX plc	392,706
825	Robert Half International, Inc.	61,784
47	SGS SA, Registered Shares	107,679
480	Teleperformance	147,642
1,374	Thomson Reuters Corp.	143,261
1,541	TransUnion	123,265
1,226	Verisk Analytics, Inc.	212,208
2,011	Wolters Kluwer NV	195,606

		2,914,131

Real Estate Management & Development (0.5%):
9,234	Aroundtown SA^	29,357
116	Azrieli Group	8,171
24,400	Capitaland Investment, Ltd.	67,200
2,563	CBRE Group, Inc., Class A*	188,662
3,700	City Developments, Ltd.	21,729
14,000	CK Asset Holdings, Ltd.	99,169
600	Daito Trust Construction Co., Ltd.	51,750
4,200	Daiwa House Industry Co., Ltd.	97,970
18,800	ESR Cayman, Ltd.*	50,881
3,858	Fastighets AB Balder*	18,510
257	FirstService Corp.	31,179
11,000	Hang Lung Properties, Ltd.	20,879
13,324	Henderson Land Development Co., Ltd.	50,152
6,600	Hongkong Land Holdings, Ltd.	33,188
2,400	Hulic Co., Ltd.	18,592
666	LEG Immobilien SE	55,205
4,109	Lend Lease Group	25,848
9,300	Mitsubishi Estate Co., Ltd.	135,070
7,400	Mitsui Fudosan Co., Ltd.	159,264
8,827	New World Development Co., Ltd.	31,863
1,000	Nomura Real Estate Holdings, Inc.	24,527
1,352	Sagax AB, Class B	24,982
24,117	Sino Land Co., Ltd.	35,617
2,900	Sumitomo Realty & Development Co., Ltd.	76,661
10,000	Sun Hung Kai Properties, Ltd.	118,329
5,000	Swire Pacific, Ltd., Class A	30,045
9,200	Swire Properties, Ltd.	22,873
702	Swiss Prime Site AG	61,619
1,769	UOL Group, Ltd.	9,380
5,641	Vonovia SE	173,816
15,000	Wharf Real Estate Investment Co., Ltd.	71,513
1,442	Zillow Group, Inc., Class C*^	45,784

		1,889,785

Road & Rail (1.2%):
68	AMERCO, Inc.	32,520
11,052	Aurizon Holdings, Ltd.	29,037
4,654	Canadian National Railway Co.	523,584
2,261	Canadian Pacific Railway, Ltd.	157,908
4,825	Canadian Pacific Railway, Ltd., Class 1	337,075
1,100	Central Japan Railway Co.	127,007
17,056	CSX Corp.	495,647
1,502	DSV A/S	210,342
2,300	East Japan Railway Co.	117,698

Shares		Value
Common Stocks, continued
Road & Rail, continued
8,772	Grab Holdings, Ltd.*^	$22,193
2,100	Hankyu Hanshin Holdings, Inc.	57,316
653	J.B. Hunt Transport Services, Inc.	102,828
1,000	Keio Corp.	35,815
1,000	Keisei Electric Railway Co., Ltd.	27,591
1,700	Kintetsu Group Holdings Co., Ltd.	52,905
1,035	Knight-Swift Transportation Holdings, Inc.	47,910
1,897	Lyft, Inc., Class A*	25,192
14,500	MTR Corp., Ltd.	75,783
700	Nippon Express Holdings Co., Ltd.	38,054
1,856	Norfolk Southern Corp.	421,850
2,700	Odakyu Electric Railway Co., Ltd.	36,352
740	Old Dominion Freight Line, Inc.	189,647
703	TFI International, Inc.	56,442
900	Tobu Railway Co., Ltd.	20,583
4,600	Tokyu Corp.	54,220
11,759	Uber Technologies, Inc.*	240,589
4,903	Union Pacific Corp.	1,045,712
1,500	West Japan Railway Co.	55,223

		4,637,023

Semiconductors & Semiconductor Equipment (4.2%):
12,603	Advanced Micro Devices, Inc.*	963,751
1,400	Advantest Corp.	74,399
4,095	Analog Devices, Inc.	598,239
6,869	Applied Materials, Inc.	624,942
377	ASM International NV	95,193
3,181	ASML Holding NV	1,535,021
3,177	Broadcom, Inc.	1,543,418
200	Disco Corp.	47,120
1,033	Enphase Energy, Inc.*	201,683
1,138	Entegris, Inc.	104,844
10,514	Infineon Technologies AG	254,353
31,326	Intel Corp.	1,171,906
1,157	KLA Corp.	369,176
1,077	Lam Research Corp.	458,964
600	Lasertec Corp.	70,854
6,392	Marvell Technology, Inc.	278,244
4,299	Microchip Technology, Inc.	249,686
8,735	Micron Technology, Inc.	482,871
349	Monolithic Power Systems, Inc.	134,030
19,400	NVIDIA Corp.	2,940,846
1,996	NXP Semiconductors NV	295,468
3,414	ON Semiconductor Corp.*	171,758
903	Qorvo, Inc.*	85,171
8,763	Qualcomm, Inc.	1,119,386
8,700	Renesas Electronics Corp.*	78,502
800	ROHM Co., Ltd.	55,410
1,377	Skyworks Solutions, Inc.	127,565
385	SolarEdge Technologies, Inc.*	105,367
5,179	STMicroelectronics NV	164,632
2,600	SUMCO Corp.	33,461
1,326	Teradyne, Inc.	118,743
7,197	Texas Instruments, Inc.	1,105,819
1,100	Tokyo Electron, Ltd.	356,851
853	Tower Semiconductor, Ltd.*	39,880

		16,057,553

See accompanying notes to the financial statements.

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software (6.7%):
3,660	Adobe, Inc.*	$1,339,780
650	ANSYS, Inc.*	155,539
930	AppLovin Corp., Class A*^	32,029
1,761	Autodesk, Inc.*	302,822
790	Avalara, Inc.*	55,774
1,063	AVEVA Group plc	29,043
1,586	Bentley Systems, Inc., Class B	52,814
627	Bill.com Holdings, Inc.*	68,932
4,940	BlackBerry, Ltd.*	26,638
2,122	Cadence Design Systems, Inc.*	318,364
1,003	Ceridian HCM Holding, Inc.*	47,221
748	Check Point Software Technologies, Ltd.*	91,091
905	Citrix Systems, Inc.	87,939
1,927	Cloudflare, Inc., Class A*	84,306
160	Constellation Software, Inc.	237,560
667	Coupa Software, Inc.*	38,086
1,582	Crowdstrike Holdings, Inc., Class A*	266,662
382	CyberArk Software, Ltd.*	48,881
5,166	Dassault Systemes SE	191,390
1,767	Datadog, Inc., Class A*	168,289
1,635	DocuSign, Inc.*	93,816
1,999	Dropbox, Inc., Class A*	41,959
1,323	Dynatrace, Inc.*	52,179
188	Fair Isaac Corp.*	75,369
5,235	Fortinet, Inc.*	296,196
735	Guidewire Software, Inc.*	52,178
370	HubSpot, Inc.*	111,241
2,110	Intuit, Inc.	813,278
911	Lightspeed Commerce, Inc.*	20,315
55,268	Microsoft Corp.	14,194,480
423	Nemetschek SE	25,600
487	Nice Systems, Ltd.*	93,916
4,346	NortonLifeLock, Inc.	95,438
2,016	Open Text Corp.	76,270
12,537	Oracle Corp.	875,960
300	Oracle Corp.	17,328
12,569	Palantir Technologies, Inc., Class A*	114,001
779	Palo Alto Networks, Inc.*	384,779
416	Paycom Software, Inc.*	116,530
818	PTC, Inc.*	86,986
697	RingCentral, Inc., Class A*	36,425
7,580	Sage Group plc (The)	58,615
7,700	Salesforce, Inc.*	1,270,808
8,196	SAP SE	746,571
1,565	ServiceNow, Inc.*	744,189
4,675	Sinch AB*	15,167
1,311	Splunk, Inc.*	115,971
1,810	SS&C Technologies Holdings, Inc.	105,107
1,167	Synopsys, Inc.*	354,418
617	Temenos AG	52,667
3,431	The Trade Desk, Inc., Class A*	143,725
800	Trend Micro, Inc.	38,946
326	Tyler Technologies, Inc.*	108,389
1,496	Unity Software, Inc.*^	55,083
1,648	VMware, Inc., Class A	187,839
656	WiseTech Global, Ltd.	17,012
1,476	Workday, Inc., Class A*	206,020
951	Xero, Ltd.*	50,588

Shares		Value
Common Stocks, continued
Software, continued
886	Zendesk, Inc.*	$65,626
1,593	Zoom Video Communications, Inc., Class A*	171,996
663	Zscaler, Inc.*	99,125

		25,925,266

Specialty Retail (1.6%):
492	Advance Auto Parts, Inc.	85,160
164	AutoZone, Inc.*	352,456
2,191	Bath & Body Works, Inc.	58,982
1,669	Best Buy Co., Inc.	108,802
521	Burlington Stores, Inc.*	70,976
1,320	CarMax, Inc.*	119,434
577	Carvana Co.*^	13,029
22,400	Chow Tai Fook Jewellery Group, Ltd.	42,147
400	Fast Retailing Co., Ltd.	209,207
5,397	Hennes & Mauritz AB, Class B	64,560
100	Hikari Tsushin, Inc.	10,260
8,079	Home Depot, Inc. (The)	2,215,827
8,388	Industria de Diseno Textil SA	189,940
17,355	JD Sports Fashion plc*	24,404
19,508	Kingfisher plc	58,010
5,223	Lowe’s Cos., Inc.	912,301
700	Nitori Co., Ltd.	66,463
517	O’Reilly Automotive, Inc.*	326,620
2,849	Ross Stores, Inc.	200,085
9,407	TJX Cos., Inc. (The)	525,381
839	Tractor Supply Co.	162,640
426	Ulta Beauty, Inc.*	164,214
1,700	USS Co., Ltd.	29,391

		6,010,289

Technology Hardware, Storage & Peripherals (4.9%):
126,642	Apple, Inc.	17,314,494
2,300	Brother Industries, Ltd.	40,473
8,100	Canon, Inc.^	184,302
2,057	Dell Technologies, Inc., Class C	95,054
2,900	FUJIFILM Holdings Corp.	155,744
10,343	Hewlett Packard Enterprise Co.	137,148
8,242	HP, Inc.	270,173
1,306	Logitech International SA, Class R	68,003
1,800	NEC Corp.	69,988
1,731	NetApp, Inc.	112,931
3,600	Ricoh Co., Ltd.	28,008
1,662	Seagate Technology Holdings plc	118,733
2,200	Seiko Epson Corp.	31,159
2,418	Western Digital Corp.*	108,399

		18,734,609

Textiles, Apparel & Luxury Goods (1.2%):
1,353	Adidas AG	239,259
2,664	Burberry Group plc	53,285
4,009	Cie Financiere Richemont SA	427,010
2,252	EssilorLuxottica SA	340,584
1,834	Gildan Activewear, Inc.	52,797
243	Hermes International SA	274,485
595	Kering	309,093
888	Lululemon Athletica, Inc.*	242,078
2,139	LVMH Moet Hennessy Louis Vuitton SA	1,319,860
1,545	Moncler SpA	66,732

See accompanying notes to the financial statements.

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
9,852	NIKE, Inc., Class B	$1,006,874
733	Pandora A/S	46,328
767	Puma SE	50,506
116	Swatch Group AG (The)	5,155
267	Swatch Group AG (The), Class B	63,366
2,741	VF Corp.	121,070

		4,618,482

Tobacco (0.8%):
14,149	Altria Group, Inc.	591,004
16,944	British American Tobacco plc	726,054
6,629	Imperial Brands plc, Class A	148,139
9,800	Japan Tobacco, Inc.^	169,533
11,987	Philip Morris International, Inc.	1,183,596
12,075	Swedish Match AB	123,367

		2,941,693

Trading Companies & Distributors (0.6%):
1,088	AerCap Holdings NV*	44,543
3,452	Ashtead Group plc	144,788
1,133	Brenntag AG	73,730
2,452	Bunzl plc	81,186
4,413	Fastenal Co.	220,297
1,741	Ferguson plc	194,909
478	IMCD NV	66,030
2,137	Indutrade AB	39,045
9,300	Itochu Corp.	251,555
11,600	Marubeni Corp.	104,728
9,600	Mitsubishi Corp.	285,501
10,900	Mitsui & Co., Ltd.	240,738
1,400	MonotaRo Co., Ltd.	20,826
1,239	Reece, Ltd.	11,794
9,000	Sumitomo Corp.	123,111
731	Toromont Industries, Ltd.	59,116
2,000	Toyota Tsushu Corp.	65,384
590	United Rentals, Inc.*	143,317
355	W.W. Grainger, Inc.	161,323

		2,331,921

Transportation Infrastructure (0.1%):
546	Aena SME SA*	69,431
215	Aeroports de Paris*	27,387
3,306	Atlantia SpA	77,581
12,535	Auckland International Airport, Ltd.*	56,117
2,993	Getlink SE	53,001
23,513	Transurban Group	233,453

		516,970

Water Utilities (0.1%):
1,396	American Water Works Co., Inc.	207,683
1,666	Essential Utilities, Inc.	76,386
2,208	Severn Trent plc	73,103
4,770	United Utilities Group plc	59,239

		416,411

Wireless Telecommunication Services (0.6%):
12,500	KDDI Corp.	395,328
2,761	Rogers Communications, Inc., Class B	132,322
21,500	Softbank Corp.	238,664
9,600	SoftBank Group Corp.	371,059

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,629	Tele2 AB	$52,771
4,799	T-Mobile US, Inc.*	645,658
205,262	Vodafone Group plc	316,592

		2,152,394

Total Common Stocks (Cost $376,404,071)		381,192,302

Preferred Stocks (0.1%):
Automobiles (0.1%):
526	Bayerische Motoren Werke AG (BMW), 8.61%, 5/15/20	37,258
1,151	Porsche Automobil Holding SE, 4.06%, 5/20/20	76,125
1,475	Volkswagen AG, 5.93%, 5/8/20	196,936

		310,319

Household Products (0.0%†):
1,314	Henkel AG & Co. KGaA, 3.15%, 4/21/20	80,931

Total Preferred Stocks (Cost $589,456)		391,250

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.9%):
3,285,494	BlackRock Liquidity FedFund, Institutional Class, 0.19%(a)(b)	3,285,494

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,285,494)		3,285,494

Shares		Value
Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
780,283	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(b)	780,283

Total Unaffiliated Investment Company (Cost $780,283)		780,283

Total Investment Securities (Cost $381,059,304) — 100.5%		385,649,329
Net other assets (liabilities) — (0.5)%		(1,813,165)

Net Assets — 100.0%		$383,836,164

Percentages indicated are based on net assets as of June 30, 2022.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $3,068,918.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(b)	The rate represents the effective yield at June 30, 2022.

See accompanying notes to the financial statements.

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022:

(Unaudited)

Country	Percentage

Argentina	0.1%
Australia	2.1%
Austria	— %†
Belgium	0.2%
Bermuda	0.1%
Canada	3.7%
China	— %†
Denmark	0.8%
Finland	0.3%
France	2.9%
Germany	2.1%
Hong Kong	0.9%
Ireland	0.8%
Isle of Man	— %†
Israel	0.2%
Italy	0.5%

Country	Percentage
Japan	6.1%
Jersey	— %†
Liberia	— %†
Luxembourg	0.1%
Netherlands	2.0%
New Zealand	0.1%
Norway	0.2%
Panama	— %†
Portugal	0.1%
Singapore	0.4%
Spain	0.7%
Sweden	0.9%
Switzerland	3.2%
United Kingdom	4.4%
United States	67.1%

100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/16/22	6	$216,329	$1,190
FTSE 100 Index September Futures (British Pounds)	9/16/22	2	173,338	3,493
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	8	1,515,800	46,678
SGX Nikkei 225 Index September Futures (Japenese Yen)	9/8/22	1	96,934	(334)

				$51,027

See accompanying notes to the financial statements.

17

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$379,561,744
Investments in affiliates, at cost	1,497,560

Investment securities, at value(a)	$384,316,514
Investments in affiliates, at value	1,332,815
Cash	18,199
Deposit at broker for futures contracts collateral	126,593
Interest and dividends receivable	384,058
Foreign currency, at value (cost $854,165)	854,785
Receivable for capital shares issued	121
Receivable for investments sold	6,532
Reclaims receivable	418,714
Prepaid expenses	1,412

Total Assets	387,459,743

Liabilities:
Payable for investments purchased	5,485
Payable for capital shares redeemed	9,278
Payable for collateral received on loaned securities	3,285,494
Payable for variation margin on futures contracts	22,646
Manager fees payable	101,740
Administration fees payable	73,053
Distribution fees payable	73,367
Custodian fees payable	4,207
Administrative and compliance services fees payable	232
Transfer agent fees payable	1,398
Trustee fees payable	2,362
Other accrued liabilities	44,317

Total Liabilities	3,623,579

Net Assets	$383,836,164

Net Assets Consist of:
Paid in capital	$338,455,418
Total distributable earnings	45,380,746

Net Assets	$383,836,164

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,544,545
Net Asset Value (offering and redemption price per share)	$12.57

Class 1
Net Assets	$40,732,623
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,905,226
Net Asset Value (offering and redemption price per share)	$8.30

Class 2
Net Assets	$343,103,541
Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,639,319
Net Asset Value (offering and redemption price per share)	$13.38

(a)	Includes securities on loan of $3,068,918.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$5,365,826
Dividends from affiliates	49,085
Income from securities lending	19,730
Foreign withholding tax	(298,069)

Total Investment Income	5,136,572

Expenses:
Management fees	1,568,291
Administration fees	58,822
Distribution fees	500,926
Custodian fees	29,509
Administrative and compliance services fees	3,079
Transfer agent fees	6,548
Trustee fees	11,974
Professional fees	9,521
Licensing fees	85,470
Shareholder reports	3,236
Dividends on securities sold short	207
Other expenses	11,903

Total expenses before reductions	2,289,486
Less Management fees contractually waived	(873,759)

Net expenses	1,415,757

Net Investment Income/(Loss)	3,720,845

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	5,060,008
Net realized gains/(losses) on affiliated transactions	15,230
Net realized gains/(losses) on futures contracts	(298,403)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(110,058,989)
Change in net unrealized appreciation/depreciation on affiliated transactions	(538,262)
Change in net unrealized appreciation/depreciation on futures contracts	12,252

Net realized and Change in net unrealized gains/losses on investments	(105,808,164)

Change in Net Assets Resulting From Operations	$(102,087,319)

See accompanying notes to the financial statements.

18

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$3,720,845	$4,432,074
Net realized gains/(losses) on investments	4,776,835	30,434,123
Change in unrealized appreciation/depreciation on investments	(110,584,999)	46,241,084

Change in net assets resulting from operations	(102,087,319)	81,107,281

Distributions to Shareholders:
Class 1	—	(2,699,791)
Class 2	—	(14,913,892)

Change in net assets resulting from distributions to shareholders	—	(17,613,683)

Capital Transactions:
Class 1
Proceeds from shares issued	1,150	292,588
Proceeds from dividends reinvested	—	2,699,791
Proceeds from in-kind shares issued	—	53,013,674
Value of shares redeemed	(2,999,657)	(3,968,036)

Total Class 1 Shares	(2,998,507)	52,038,017

Class 2
Proceeds from shares issued	1,819,204	1,424,827
Proceeds from dividends reinvested	—	14,913,892
Proceeds from in-kind shares issued	—	162,355,745
Value of shares redeemed	(30,923,090)	(97,837,065)

Total Class 2 Shares	(29,103,886)	80,857,399

Change in net assets resulting from capital transactions	(32,102,393)	132,895,416

Change in net assets	(134,189,712)	196,389,014
Net Assets:
Beginning of period	518,025,876	321,636,862

End of period	$383,836,164	$518,025,876

Share Transactions:
Class 1
Shares issued	139	28,178
Shares from in-kind transactions	—	5,301,367
Dividends reinvested	—	277,471
Shares redeemed	(319,016)	(382,913)

Total Class 1 Shares	(318,877)	5,224,103

Class 2
Shares issued	123,462	80,110
Shares from in-kind transactions	—	10,251,349
Dividends reinvested	—	949,325
Shares redeemed	(2,038,677)	(6,140,552)

Total Class 2 Shares	(1,915,215)	5,140,232

Change in shares	(2,234,092)	10,364,335

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

19

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.43		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.06	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	(2.22)		0.91

Total from Investment Activities	(2.13)		0.97

Distributions to Shareholders From:
Net Investment Income	—		(0.13)
Net Realized Gains	—		(0.41)

Total Dividends	—		(0.54)

Net Asset Value, End of Period	$8.30		$10.43

Total Return(b)	(20.42	)%(c)	10.00%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$40,733		$54,468
Net Investment Income/(Loss)(d)	1.89%		1.09%
Expenses Before Reductions(d)(e)	0.80%		1.88%
Expenses Net of Reductions(d)	0.41%		1.49%
Portfolio Turnover Rate(f)	1%		49	%(g)

Class 2

Net Asset Value, Beginning of Period	$16.82		$14.35		$12.55	$10.03	$11.22	$9.36

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.17	(a)	0.16 (a)	0.11 (a)	0.21	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	(3.56)		2.84		1.75	2.52	(1.19)	1.86

Total from Investment Activities	(3.44)		3.01		1.91	2.71	(0.98)	2.06

Distributions to Shareholders From:
Net Investment Income	—		(0.13)		(0.11)	(0.19)	(0.21)	(0.20)
Net Realized Gains	—		(0.41)		—	—	—	—

Total Dividends	—		(0.54)		(0.11)	(0.19)	(0.21)	(0.20)

Net Asset Value, End of Period	$13.38		$16.82		$14.35	$12.55	$10.03	$11.22

Total Return(b)	(20.45	)%(c)	21.18%		15.36%	27.25%	(8.94)%	22.18%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$343,104		$463,557		$321,637	$331,138	$127,860	$153,857
Net Investment Income/(Loss)(d)	1.64%		1.06%		1.32%	1.68%	1.62%	1.62%
Expenses Before Reductions(d)(e)	1.05%		1.01%		1.08%	—	1.16%	1.16%
Expenses Net of Reductions(d)	0.66%		0.62%		0.69%	0.73%	0.73%	—
Portfolio Turnover Rate(f)	1%		49	%(g)	13%	—	—	—

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.

(g)	Excludes impact of in-kind transactions.

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

21

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,514 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,285,494 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $3.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

22

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$51,361	Payable for variation margin on futures contracts*	$334

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(298,403)	$12,252

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Global Equity Index Fund, Class 1	0.70%	0.55%
AZL MSCI Global Equity Index Fund, Class 2	0.70%	0.80%

*

The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.31% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2022, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$795,478	$—	$(42,300)	$(3,810)	$(143,747)	$605,621	3,173	$37,275	$—
BlackRock Inc., Class A	1,158,183	—	(55,514)	19,040	(394,515)	727,194	1,194	11,810	—

	$1,953,661	$—	$(97,814)	$15,230	$(538,262)	$1,332,815	4,367	$49,085	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$366,982,987	$14,209,315	$—	$381,192,302
Preferred Stocks+	—	391,250	—	391,250
Short-Term Security Held as Collateral for Securities on Loan	3,285,494	—	—	3,285,494
Unaffiliated Investment Company	780,283	—	—	780,283

Total Investment Securities	371,048,764	14,600,565	—	385,649,329

Other Financial Instruments:*
Futures Contracts	51,027	—	—	51,027

Total Investments	$371,099,791	$14,600,565	$—	$385,700,356

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Global Equity Index Fund	$4,436,350	$32,599,151

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $404,737,150. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$122,658,959
Unrealized (depreciation)	(10,527,253)

Net unrealized appreciation/(depreciation)	$112,131,706

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Global Equity Index Fund	$14,428,841	$3,184,842	$17,613,683

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Global Equity Index Fund	$29,179,547	$6,141,499	$—	$112,147,639	$147,468,685

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures contracts, straddles and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

27

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

28

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

Statement Regarding the Trust’s Liquidity Risk Management Program Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$717.80	$1.75	0.41%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$716.90	$2.81	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	43.1%

Consumer Discretionary	15.3

Health Care	12.2

Communication Services	8.0

Industrials	7.0

Consumer Staples	5.8

Financials	2.9

Real Estate	1.8

Materials	1.4

Energy	1.4

Utilities	0.1

Total Common Stocks	99.0

Unaffiliated Investment Company	1.0

Short-Term Security Held as Collateral for Securities on Loan	0.4

Total Investment Securities	100.4

Net other assets (liabilities)	(0.4)

Net Assets	100.0%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (1.0%):
2,208	Axon Enterprise, Inc.*	$205,719
7,206	Boeing Co. (The)*	985,204
1,504	BWX Technologies, Inc.	82,855
1,779	HEICO Corp.	233,263
3,124	HEICO Corp., Class A	329,207
1,541	Howmet Aerospace, Inc.	48,464
366	Huntington Ingalls Industries, Inc.	79,722
10,036	Lockheed Martin Corp.	4,315,079
724	Northrop Grumman Corp.	346,485
4,182	Spirit AeroSystems Holdings, Inc., Class A	122,533
859	TransDigm Group, Inc.*	461,000

		7,209,531

Air Freight & Logistics (0.7%):
1,426	C.H. Robinson Worldwide, Inc.	144,554
2,179	Expeditors International of Washington, Inc.	212,365
486	GXO Logistics, Inc.*	21,029
27,725	United Parcel Service, Inc., Class B	5,060,921
329	XPO Logistics, Inc.*	15,845

		5,454,714

Airlines (0.1%):
27,040	Delta Air Lines, Inc.*	783,349

Auto Components (0.0%†):
2,867	Aptiv plc*	255,364

Automobiles (3.3%):
21,083	Lucid Group, Inc.*^	361,784
35,853	Tesla, Inc.*	24,144,127

		24,505,911

Banks (0.1%):
127	First Citizens BancShares, Inc., Class A	83,030
133	Signature Bank	23,835
1,582	SVB Financial Group*	624,874
2,796	Western Alliance Bancorp	197,398

		929,137

Beverages (2.4%):
401	Boston Beer Co., Inc. (The), Class A*	121,491
1,156	Brown-Forman Corp., Class A	78,192
4,558	Brown-Forman Corp., Class B	319,789
123,820	Coca-Cola Co. (The)	7,789,516
14,530	Monster Beverage Corp.*	1,346,931
49,393	PepsiCo, Inc.	8,231,838

		17,887,757

Biotechnology (3.1%):
74,728	AbbVie, Inc.	11,445,341
5,078	Alnylam Pharmaceuticals, Inc.*	740,626
18,965	Amgen, Inc.	4,614,185
1,336	Exact Sciences Corp.*	52,625
11,269	Exelixis, Inc.*	234,621
6,668	Incyte Corp.*	506,568
5,346	Ionis Pharmaceuticals, Inc.*	197,909
871	Moderna, Inc.*	124,422
3,567	Natera, Inc.*	126,415
4,003	Neurocrine Biosciences, Inc.*	390,212
3,179	Novavax, Inc.*^	163,496
640	Regeneron Pharmaceuticals, Inc.*	378,323
1,663	Repligen Corp.*	270,071

Shares		Value
Common Stocks, continued
Biotechnology, continued
3,477	Sarepta Therapeutics, Inc.*	$260,636
5,742	Seagen, Inc.*	1,015,989
2,197	Ultragenyx Pharmaceutical, Inc.*	131,073
10,206	Vertex Pharmaceuticals, Inc.*	2,875,949

		23,528,461

Building Products (0.2%):
1,305	A. O. Smith Corp.	71,357
2,455	Advanced Drainage Systems, Inc.	221,122
2,859	Allegion plc	279,896
1,167	Armstrong World Industries, Inc.	87,478
1,908	Fortune Brands Home & Security, Inc.	114,251
518	Masco Corp.	26,211
5,727	Trane Technologies plc	743,766
4,638	Trex Co., Inc.*	252,400

		1,796,481

Capital Markets (1.5%):
2,959	Ameriprise Financial, Inc.	703,295
6,407	Ares Management Corp., Class A	364,302
29,590	Blackstone, Inc., Class A	2,699,496
17,018	Blue Owl Capital, Inc.^	170,691
35,668	Charles Schwab Corp. (The)	2,253,504
1,603	FactSet Research Systems, Inc.	616,466
3,362	LPL Financial Holdings, Inc.	620,222
1,568	MarketAxess Holdings, Inc.	401,424
6,371	Moody’s Corp.	1,732,721
933	Morningstar, Inc.	225,627
2,510	MSCI, Inc.	1,034,496
660	Raymond James Financial, Inc.	59,011
2,874	Tradeweb Markets, Inc., Class A	196,150

		11,077,405

Chemicals (1.0%):
2,546	Albemarle Corp.	532,063
2,921	Axalta Coating Systems, Ltd.*	64,583
8,793	CF Industries Holdings, Inc.	753,824
4,185	Chemours Co. (The)	134,004
9,257	Ecolab, Inc.	1,423,356
1,819	FMC Corp.	194,651
9,136	Ginkgo Bioworks Holdings, Inc.*	21,744
4,461	Linde plc	1,282,672
1,878	Mosaic Co. (The)	88,698
5,286	PPG Industries, Inc.	604,401
275	RPM International, Inc.	21,648
583	Scotts Miracle-Gro Co. (The)	46,051
10,110	Sherwin-Williams Co. (The)	2,263,730
7,566	Valvoline, Inc.	218,128

		7,649,553

Commercial Services & Supplies (0.7%):
3,451	Cintas Corp.	1,289,052
9,003	Copart, Inc.*	978,266
4,686	IAA, Inc.*	153,560
707	MSA Safety, Inc.	85,597
558	Republic Services, Inc.	73,025
8,640	Rollins, Inc.	301,709
925	Tetra Tech, Inc.	126,309
16,437	Waste Management, Inc.	2,514,532

		5,522,050

See accompanying notes to the financial statements.

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Communications Equipment (0.1%):
10,531	Arista Networks, Inc.*	$987,176
73	Ubiquiti, Inc.^	18,119

		1,005,295

Construction & Engineering (0.1%):
349	AECOM	22,762
3,282	Quanta Services, Inc.	411,366
123	Valmont Industries, Inc.	27,629
4,868	WillScot Mobile Mini Holdings Corp.*	157,821

		619,578

Construction Materials (0.1%):
1,374	Eagle Materials, Inc.	151,058
231	Martin Marietta Materials, Inc.	69,124
2,729	Vulcan Materials Co.	387,791

		607,973

Consumer Finance (0.0%†):
1,604	American Express Co.	222,346
48	Credit Acceptance Corp.*	22,724
592	Upstart Holdings, Inc.*^	18,719

		263,789

Containers & Packaging (0.2%):
3,590	Ardagh Metal Packaging SA	21,899
2,115	Avery Dennison Corp.	342,355
5,275	Ball Corp.	362,762
2,660	Berry Global Group, Inc.*	145,343
4,390	Crown Holdings, Inc.	404,626
9,958	Graphic Packaging Holding Co.	204,139
6,156	Sealed Air Corp.	355,324

		1,836,448

Distributors (0.1%):
475	Genuine Parts Co.	63,175
1,647	Pool Corp.	578,476

		641,651

Diversified Consumer Services (0.0%†):
704	Bright Horizons Family Solutions, Inc.*	59,502
5,459	H&R Block, Inc.	192,812
3,926	Mister Car Wash, Inc.*^	42,715

		295,029

Diversified Financial Services (0.1%):
14,782	Apollo Global Management, Inc.	716,631

Electrical Equipment (0.3%):
8,388	ChargePoint Holdings, Inc.*	114,832
7,963	Emerson Electric Co.	633,377
2,589	Generac Holdings, Inc.*	545,191
10,902	Plug Power, Inc.*^	180,646
3,316	Rockwell Automation, Inc.	660,912
2,026	Vertiv Holdings Co.	16,654

		2,151,612

Electronic Equipment, Instruments & Components (0.6%):
18,769	Amphenol Corp., Class A	1,208,348
204	Arrow Electronics, Inc.*	22,866
5,711	CDW Corp.	899,825
6,832	Cognex Corp.	290,497

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
892	Coherent, Inc.*	$237,468
1,882	Corning, Inc.	59,302
4,660	Jabil, Inc.	238,639
7,090	Keysight Technologies, Inc.*	977,357
718	National Instruments Corp.	22,423
4,871	Vontier Corp.	111,984
906	Zebra Technologies Corp., Class A*	266,319

		4,335,028

Energy Equipment & Services (0.1%):
17,194	Halliburton Co.	539,204

Entertainment (0.7%):
734	Electronic Arts, Inc.	89,291
949	Liberty Media Corp-Liberty Formula One, Class C*	60,233
3,253	Live Nation Entertainment, Inc.*	268,633
402	Madison Square Garden Sports Corp., Class A*	60,702
8,348	Netflix, Inc.*	1,459,815
3,454	Playtika Holding Corp.*	45,731
18,594	ROBLOX Corp., Class A*^	610,999
1,431	Roku, Inc.*	117,542
5,888	Spotify Technology SA*	552,471
5,539	Take-Two Interactive Software, Inc.*	678,693
5,162	Walt Disney Co. (The)*	487,293
73,148	Warner Bros Discovery, Inc.*	981,646
1,818	World Wrestling Entertainment, Inc., Class A	113,607

		5,526,656

Equity Real Estate Investment Trusts (1.7%):
15,047	American Tower Corp.	3,845,863
552	Apartment Income REIT Corp.	22,963
368	Camden Property Trust	49,489
18,242	Crown Castle International Corp.	3,071,588
2,896	Equinix, Inc.	1,902,730
4,598	Equity Lifestyle Properties, Inc.	324,021
666	Extra Space Storage, Inc.	113,300
9,287	Iron Mountain, Inc.	452,184
3,163	Lamar Advertising Co., Class A	278,249
5,245	Public Storage	1,639,954
1,027	SBA Communications Corp.	328,691
6,684	Simon Property Group, Inc.	634,445

		12,663,477

Food & Staples Retailing (1.5%):
3,571	BJ’s Wholesale Club Holdings, Inc.*	222,545
18,720	Costco Wholesale Corp.	8,972,122
537	Grocery Outlet Holding Corp.*	22,892
1,984	Performance Food Group Co.*	91,224
21,463	Sysco Corp.	1,818,131

		11,126,914

Food Products (0.3%):
451	Darling Ingredients, Inc.*	26,970
1,073	Freshpet, Inc.*	55,678
5,346	Hershey Co. (The)	1,150,245
5,843	Kellogg Co.	416,840
6,087	Lamb Weston Holdings, Inc.	434,977
1,200	Pilgrim’s Pride Corp.*	37,476

		2,122,186

See accompanying notes to the financial statements.

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities (0.0%†):
333	National Fuel Gas Co.	$21,995

Health Care Equipment & Supplies (2.1%):
9,570	Abbott Laboratories	1,039,780
1,842	ABIOMED, Inc.*	455,913
2,486	Align Technology, Inc.*	588,362
3,318	Baxter International, Inc.	213,115
1,861	Danaher Corp.	471,801
16,546	Dexcom, Inc.*	1,233,173
26,111	Edwards Lifesciences Corp.*	2,482,895
486	Globus Medical, Inc.*	27,284
158	ICU Medical, Inc.*	25,974
3,522	IDEXX Laboratories, Inc.*	1,235,271
2,916	Insulet Corp.*	635,513
13,934	Intuitive Surgical, Inc.*	2,796,693
1,507	Masimo Corp.*	196,920
4,203	Novocure, Ltd.*	292,108
1,532	Penumbra, Inc.*	190,765
6,104	ResMed, Inc.	1,279,582
7,947	Stryker Corp.	1,580,897
2,461	Tandem Diabetes Care, Inc.*	145,667
3,128	West Pharmaceutical Services, Inc.	945,813

		15,837,526

Health Care Providers & Services (3.3%):
7,381	agilon health, Inc.*^	161,127
6,302	AmerisourceBergen Corp.	891,607
220	Chemed Corp.	103,266
2,100	Cigna Corp.	553,392
2,466	DaVita, Inc.*	197,181
3,098	Elevance Health, Inc.	1,495,033
4,274	Guardant Health, Inc.*	172,413
582	HCA Healthcare, Inc.	97,811
3,773	Humana, Inc.	1,766,028
1,202	McKesson Corp.	392,105
1,897	Molina Healthcare, Inc.*	530,420
35,990	UnitedHealth Group, Inc.	18,485,544

		24,845,927

Health Care Technology (0.2%):
3,583	Certara, Inc.*	76,891
966	Change Healthcare, Inc.*	22,276
1,052	Definitive Healthcare Corp.*	24,122
1,887	Doximity, Inc., Class A*^	65,705
708	Teladoc Health, Inc.*	23,513
5,886	Veeva Systems, Inc., Class A*	1,165,664

		1,378,171

Hotels, Restaurants & Leisure (2.0%):
15,823	Airbnb, Inc., Class A*	1,409,513
1,717	Booking Holdings, Inc.*	3,003,016
6,116	Caesars Entertainment, Inc.*	234,243
1,175	Chipotle Mexican Grill, Inc.*	1,536,031
1,379	Choice Hotels International, Inc.	153,938
1,532	Churchill Downs, Inc.	293,424
3,819	Darden Restaurants, Inc.	432,005
1,106	Domino’s Pizza, Inc.	431,019
16,004	DraftKings, Inc.*^	186,767
6,278	Expedia Group, Inc.*	595,343
8,374	Hilton Worldwide Holdings, Inc.	933,199

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,211	Las Vegas Sands Corp.*	$175,037
11,599	Marriott International, Inc., Class A	1,577,580
7,593	McDonald’s Corp.	1,874,560
1,944	Norwegian Cruise Line Holdings, Ltd.*	21,617
2,576	Planet Fitness, Inc., Class A*	175,194
1,955	Six Flags Entertainment Corp.*	42,423
17,454	Starbucks Corp.	1,333,311
2,426	Travel + Leisure Co.	94,177
1,607	Vail Resorts, Inc.	350,406
7,225	Wendy’s Co. (The)	136,408
2,617	Wyndham Hotels & Resorts, Inc.	171,989
565	Wynn Resorts, Ltd.*	32,194
1,391	Yum! Brands, Inc.	157,892

		15,351,286

Household Durables (0.2%):
7,148	DR Horton, Inc.	473,126
91	NVR, Inc.*	364,377
3,944	PulteGroup, Inc.	156,301
2,437	Toll Brothers, Inc.	108,690
1,174	TopBuild Corp.*	196,246

		1,298,740

Household Products (1.3%):
4,646	Church & Dwight Co., Inc.	430,498
4,240	Clorox Co. (The)	597,755
21,526	Colgate-Palmolive Co.	1,725,094
8,433	Kimberly-Clark Corp.	1,139,720
43,050	Procter & Gamble Co. (The)	6,190,160

		10,083,227

Independent Power and Renewable Electricity Producers (0.1%):
5,072	AES Corp. (The)	106,563
10,389	Vistra Corp.	237,388

		343,951

Industrial Conglomerates (0.3%):
1,831	Carlisle Cos., Inc.	436,895
2,593	General Electric Co.	165,096
8,465	Honeywell International, Inc.	1,471,302

		2,073,293

Insurance (1.2%):
79	Alleghany Corp.*	65,815
8,378	Aon plc, Class A	2,259,379
4,948	Arch Capital Group, Ltd.*	225,085
1,002	Arthur J. Gallagher & Co.	163,366
949	Brown & Brown, Inc.	55,365
823	Erie Indemnity Co., Class A	158,172
508	Everest Re Group, Ltd.	142,382
1,604	Lincoln National Corp.	75,019
129	Markel Corp.*	166,829
18,924	Marsh & McLennan Cos., Inc.	2,937,951
21,474	Progressive Corp. (The)	2,496,782
1,071	RenaissanceRe Holdings, Ltd.	167,472
3,473	Ryan Specialty Holdings, Inc.*^	136,107

		9,049,724

See accompanying notes to the financial statements.

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services (6.9%):
11,064	Alphabet, Inc., Class A*	$24,111,332
10,104	Alphabet, Inc., Class C*	22,101,995
11,276	Match Group, Inc.*	785,824
20,651	Meta Platforms, Inc., Class A*	3,329,974
5,117	Pinterest, Inc., Class A*	92,925
349	TripAdvisor, Inc.*	6,212
29,182	Twitter, Inc.*	1,091,115
11,608	ZoomInfo Technologies, Inc.*	385,850

		51,905,227

Internet & Direct Marketing Retail (5.5%):
375,816	Amazon.com, Inc.*	39,915,417
9,342	DoorDash, Inc., Class A*	599,476
3,076	eBay, Inc.	128,177
5,341	Etsy, Inc.*	391,015
1,972	Wayfair, Inc., Class A*	85,900

		41,119,985

IT Services (6.5%):
26,791	Accenture plc, Class A	7,438,521
16,207	Automatic Data Processing, Inc.	3,404,118
607	Black Knight, Inc.*	39,692
4,432	Broadridge Financial Solutions, Inc.	631,782
2,306	EPAM Systems, Inc.*	679,763
1,424	Euronet Worldwide, Inc.*	143,240
2,289	Fiserv, Inc.*	203,652
3,178	FleetCor Technologies, Inc.*	667,730
3,301	Gartner, Inc.*	798,281
4,026	Genpact, Ltd.	170,541
943	GoDaddy, Inc., Class A*	65,595
25,418	International Business Machines Corp.	3,588,767
3,065	Jack Henry & Associates, Inc.	551,761
36,398	Mastercard, Inc., Class A	11,482,841
2,655	MongoDB, Inc.*	688,973
713	Okta, Inc.*	64,455
13,627	Paychex, Inc.	1,551,706
15,077	PayPal Holdings, Inc.*	1,052,978
2,598	Shift4 Payments, Inc., Class A*	85,890
7,753	Snowflake, Inc., Class A*	1,078,132
3,615	Switch, Inc., Class A	121,102
2,386	Teradata Corp.*	88,306
3,595	Thoughtworks Holding, Inc.*^	50,725
9,547	Toast, Inc., Class A*	123,538
2,739	Twilio, Inc., Class A*	229,556
433	VeriSign, Inc.*	72,454
69,610	Visa, Inc., Class A	13,705,513
6,042	Western Union Co. (The.)	99,512
1,271	WEX, Inc.*	197,717
1,764	Wix.com, Ltd.*	115,630

		49,192,471

Leisure Products (0.1%):
529	Brunswick Corp. DE	34,586
7,155	Mattel, Inc.*	159,771
1,627	Polaris, Inc.	161,529
3,789	YETI Holdings, Inc.*	163,950

		519,836

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (1.1%):
3,558	10X Genomics, Inc., Class A*	$161,000
11,377	Agilent Technologies, Inc.	1,351,246
23,929	Avantor, Inc.*	744,192
1,643	Bio-Techne Corp.	569,530
4,650	Bruker Corp.	291,834
1,987	Charles River Laboratories International, Inc.*	425,158
7,954	IQVIA Holdings, Inc.*	1,725,938
4,214	Maravai LifeSciences Holdings, Inc., Class A*	119,720
945	Mettler-Toledo International, Inc.*	1,085,588
4,272	Sotera Health Co.*	83,688
906	Syneos Health, Inc.*	64,942
2,018	Thermo Fisher Scientific, Inc.	1,096,339
2,547	Waters Corp.*	843,006

		8,562,181

Machinery (1.5%):
325	AGCO Corp.	32,077
3,283	Allison Transmission Holdings, Inc.	126,231
19,642	Caterpillar, Inc.	3,511,204
11,852	Deere & Co.	3,549,318
840	Donaldson Co., Inc.	40,438
5,073	Graco, Inc.	301,387
571	IDEX Corp.	103,711
11,776	Illinois Tool Works, Inc.	2,146,176
2,366	Lincoln Electric Holdings, Inc.	291,870
158	Middleby Corp. (The)*	19,807
572	Nordson Corp.	115,796
2,181	Otis Worldwide Corp.	154,131
1,227	Parker-Hannifin Corp.	301,903
4,589	Toro Co. (The)	347,800
1,059	Xylem, Inc.	82,793

		11,124,642

Media (0.4%):
154	Cable One, Inc.	198,555
4,888	Charter Communications, Inc., Class A*	2,290,175
409	Liberty Broadband Corp., Class A*	46,442
2,532	Liberty Broadband Corp., Class C*	292,800
1,817	Liberty Media Corp.-Liberty SiriusXM, Class C*	65,503
881	Liberty Media Corp-Liberty SiriusXM, Class A*	31,751
149	Nexstar Media Group, Inc., Class A	24,269

		2,949,495

Metals & Mining (0.0%†):
3,832	MP Materials Corp.*	122,931
204	Royal Gold, Inc.	21,783
2,374	Southern Copper Corp.	118,249

		262,963

Multiline Retail (0.6%):
9,667	Dollar General Corp.	2,372,668
2,783	Dollar Tree, Inc.*	433,731
3,923	Nordstrom, Inc.	82,893
372	Ollie’s Bargain Outlet Holdings, Inc.*	21,855
10,789	Target Corp.	1,523,730

		4,434,877

See accompanying notes to the financial statements.

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (1.4%):
8,081	Antero Resources Corp.*	$247,683
6,152	Cheniere Energy, Inc.	818,400
1,146	Continental Resources, Inc.	74,891
5,404	Coterra Energy, Inc.	139,369
13,591	Devon Energy Corp.	749,000
4,271	Diamondback Energy, Inc.	517,432
1,293	Enviva, Inc.	73,985
18,074	EOG Resources, Inc.	1,996,093
9,314	Hess Corp.	986,725
2,035	New Fortress Energy, Inc.	80,525
28,566	Occidental Petroleum Corp.	1,681,966
2,122	ONEOK, Inc.	117,771
7,769	Ovintiv, Inc.	343,312
2,142	PDC Energy, Inc.	131,969
5,601	Pioneer Natural Resources Co.	1,249,471
7,329	Range Resources Corp.*	181,393
3,337	Southwestern Energy Co.*	20,856
9,543	Targa Resources Corp.	569,431
242	Texas Pacific Land Corp.	360,101

		10,340,373

Paper & Forest Products (0.0%†):
595	Louisiana-Pacific Corp.	31,184

Personal Products (0.3%):
9,701	Estee Lauder Cos., Inc. (The), Class A	2,470,554
5,249	Olaplex Holdings, Inc.*	73,958

		2,544,512

Pharmaceuticals (2.4%):
2,300	Catalent, Inc.*	246,767
29,001	Eli Lilly & Co.	9,402,994
8,821	Horizon Therapeutics plc*	703,563
44,817	Merck & Co., Inc.	4,085,966
19,910	Zoetis, Inc.	3,422,330

		17,861,620

Professional Services (0.4%):
5,512	Booz Allen Hamilton Holding Corp.	498,064
2,374	CoStar Group, Inc.*	143,413
2,567	Equifax, Inc.	469,196
598	FTI Consulting, Inc.*	108,148
3,794	KBR, Inc.	183,592
3,919	Robert Half International, Inc.	293,494
6,113	TransUnion	488,979
6,562	Verisk Analytics, Inc.	1,135,817

		3,320,703

Real Estate Management & Development (0.1%):
6,801	CBRE Group, Inc., Class A*	500,622
8,730	Opendoor Technologies, Inc.*	41,118
150	Zillow Group, Inc., Class A*	4,771
422	Zillow Group, Inc., Class C*^	13,399

		559,910

Road & Rail (1.3%):
23,142	CSX Corp.	672,507
3,111	J.B. Hunt Transport Services, Inc.	489,889
1,305	Landstar System, Inc.	189,773

Shares		Value
Common Stocks, continued
Road & Rail, continued
10,356	Lyft, Inc., Class A*	$137,528
4,305	Old Dominion Freight Line, Inc.	1,103,285
69,177	Uber Technologies, Inc.*	1,415,362
26,544	Union Pacific Corp.	5,661,304

		9,669,648

Semiconductors & Semiconductor Equipment (6.9%):
53,815	Advanced Micro Devices, Inc.*	4,115,233
1,997	Allegro MicroSystems, Inc.*	41,318
4,436	Analog Devices, Inc.	648,055
37,281	Applied Materials, Inc.	3,391,825
16,884	Broadcom, Inc.	8,202,416
5,529	Enphase Energy, Inc.*	1,079,482
5,719	Entegris, Inc.	526,891
639	GLOBALFOUNDRIES, Inc.*^	25,777
6,308	KLA Corp.	2,012,757
5,858	Lam Research Corp.	2,496,387
5,731	Lattice Semiconductor Corp.*	277,954
19,413	Microchip Technology, Inc.	1,127,507
8,912	Micron Technology, Inc.	492,655
1,917	Monolithic Power Systems, Inc.	736,205
101,827	NVIDIA Corp.	15,435,955
11,437	ON Semiconductor Corp.*	575,395
47,378	Qualcomm, Inc.	6,052,066
6,131	Teradyne, Inc.	549,031
26,705	Texas Instruments, Inc.	4,103,223
1,740	Universal Display Corp.	175,984

		52,066,116

Software (17.0%):
19,953	Adobe, Inc.*	7,303,995
2,283	Alteryx, Inc., Class A*	110,543
1,936	ANSYS, Inc.*	463,265
9,501	AppLovin Corp., Class A*^	327,214
1,121	Aspen Technology, Inc.*	205,905
5,780	Atlassian Corp. plc, Class A*	1,083,172
9,197	Autodesk, Inc.*	1,581,516
3,581	Avalara, Inc.*	252,819
7,120	Bentley Systems, Inc., Class B	237,096
11,526	Cadence Design Systems, Inc.*	1,729,246
2,771	CCC Intelligent Solutions Holdings, Inc.*	25,493
4,087	CDK Global, Inc.	223,845
1,098	Ceridian HCM Holding, Inc.*	51,694
2,501	Citrix Systems, Inc.	243,022
11,802	Cloudflare, Inc., Class A*	516,338
5,245	Confluent, Inc., Class A*^	121,894
1,767	Coupa Software, Inc.*	100,896
8,972	Crowdstrike Holdings, Inc., Class A*	1,512,320
10,918	Datadog, Inc., Class A*	1,039,830
8,164	DocuSign, Inc.*	468,450
2,438	DoubleVerify Holdings, Inc.*	55,269
11,033	Dropbox, Inc., Class A*	231,583
8,701	Dynatrace, Inc.*	343,167
3,037	Elastic NV*	205,514
1,065	Fair Isaac Corp.*	426,959
2,879	Five9, Inc.*	262,392
27,708	Fortinet, Inc.*	1,567,719
1,680	Globant SA*	292,320

See accompanying notes to the financial statements.

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,923	HubSpot, Inc.*	$578,150
11,652	Intuit, Inc.	4,491,147
2,228	Jamf Holding Corp.*	55,188
1,787	Manhattan Associates, Inc.*	204,790
316,379	Microsoft Corp.	81,255,619
471	nCino, Inc.*	14,563
1,937	New Relic, Inc.*	96,947
8,536	NortonLifeLock, Inc.	187,451
4,633	Nutanix, Inc., Class A*	67,781
43,941	Oracle Corp.	3,070,158
76,667	Palantir Technologies, Inc., Class A*	695,370
4,094	Palo Alto Networks, Inc.*	2,022,190
2,226	Paycom Software, Inc.*	623,547
1,616	Paylocity Holding Corp.*	281,863
1,841	Pegasystems, Inc.	88,073
2,022	Procore Technologies, Inc.*	91,779
4,448	PTC, Inc.*	473,000
3,562	RingCentral, Inc., Class A*	186,150
8,708	Salesforce, Inc.*	1,437,168
5,090	SentinelOne, Inc., Class A*^	118,750
8,466	ServiceNow, Inc.*	4,025,752
5,315	Smartsheet, Inc., Class A*	167,050
6,798	Splunk, Inc.*	601,351
6,441	Synopsys, Inc.*	1,956,132
18,537	The Trade Desk, Inc., Class A*	776,515
1,511	Tyler Technologies, Inc.*	502,377
1,450	UiPath, Inc., Class A*	26,375
5,921	Unity Software, Inc.*^	218,011
4,298	VMware, Inc., Class A	489,886
8,229	Workday, Inc., Class A*	1,148,604
4,900	Zendesk, Inc.*	362,943
5,377	Zoom Video Communications, Inc., Class A*	580,555
3,539	Zscaler, Inc.*	529,116

		128,407,827

Specialty Retail (2.7%):
204	Advance Auto Parts, Inc.	35,310
760	AutoZone, Inc.*	1,633,331
2,777	Best Buy Co., Inc.	181,033
2,606	Burlington Stores, Inc.*	355,015
792	CarMax, Inc.*	71,660
4,510	Carvana Co.*^	101,836
2,224	Five Below, Inc.*	252,268
4,389	Floor & Decor Holdings, Inc., Class A*	276,332
25,339	Home Depot, Inc. (The)	6,949,728
5,011	Leslie’s, Inc.*	76,067
24,135	Lowe’s Cos., Inc.	4,215,661
1,126	O’Reilly Automotive, Inc.*	711,362
275	RH*	58,372
6,183	Ross Stores, Inc.	434,232
49,639	TJX Cos., Inc. (The)	2,772,338
4,725	Tractor Supply Co.	915,941
2,171	Ulta Beauty, Inc.*	836,877
2,858	Victoria’s Secret & Co.*	79,938
2,292	Williams-Sonoma, Inc.	254,297

		20,211,598

Shares or Principal Amount		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (11.9%):
646,550	Apple, Inc.	$88,396,316
1,728	Dell Technologies, Inc., Class C	79,851
20,435	HP, Inc.	669,859
279	NCR Corp.*	8,680
9,397	NetApp, Inc.	613,060
11,777	Pure Storage, Inc., Class A*	302,787

		90,070,553

Textiles, Apparel & Luxury Goods (0.9%):
1,008	Deckers Outdoor Corp.*	257,393
4,718	Lululemon Athletica, Inc.*	1,286,174
51,809	NIKE, Inc., Class B	5,294,880
734	Skechers U.S.A., Inc., Class A*	26,115
1,506	Tapestry, Inc.	45,963

		6,910,525

Thrifts & Mortgage Finance (0.0%†):
1,773	Rocket Cos., Inc., Class A^	13,049
6,859	UWM Holdings Corp.	24,281

		37,330

Trading Companies & Distributors (0.4%):
211	Core & Main, Inc., Class A*	4,705
24,317	Fastenal Co.	1,213,905
1,252	SiteOne Landscape Supply, Inc.*	148,825
1,385	United Rentals, Inc.*	336,430
1,925	W.W. Grainger, Inc.	874,778
736	Watsco, Inc.	175,772
995	WESCO International, Inc.*	106,564

		2,860,979

Total Common Stocks (Cost $393,843,561)		746,299,579

Short-Term Security Held as Collateral for Securities on Loan (0.4%):
3,057,781	BlackRock Liquidity FedFund, Institutional Class , 0.19%(a)(b)	3,057,781

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,057,781)		3,057,781

Unaffiliated Investment Company (1.0%):
Money Markets (1.0%):
7,759,548	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(b)	7,759,548

Total Unaffiliated Investment Company (Cost $7,759,548)		7,759,548

Total Investment Securities (Cost $404,660,890) — 100.4%		757,116,908
Net other assets (liabilities) — (0.4)%		(2,789,228)

Net Assets — 100.0%		$754,327,680

See accompanying notes to the financial statements.

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2022.

REIT—Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,865,163.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.
(b)	The rate represents the effective yield at June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

NASDAQ 100 E-Mini September Futures (U.S. Dollar)	9/16/22	28	$6,456,520	$(189,141)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	10	1,894,750	(33,741)

				$(222,882)

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments, at cost	$404,660,890

Investments, at value(a)	$757,116,908
Deposit at broker for futures contracts collateral	531,200
Interest and dividends receivable	294,417
Receivable for capital shares issued	95,832
Receivable for investments sold	19,000
Reclaims receivable	1,033
Receivable from Manager	57,778
Prepaid expenses	3,140

Total Assets	758,119,308

Liabilities:
Payable for capital shares redeemed	1,896
Payable for collateral received on loaned securities	3,057,781
Payable for variation margin on futures contracts	109,466
Manager fees payable	282,467
Administration fees payable	117,415
Distribution fees payable	149,031
Custodian fees payable	2,478
Administrative and compliance services fees payable	990
Transfer agent fees payable	2,296
Trustee fees payable	8,740
Other accrued liabilities	59,068

Total Liabilities	3,791,628

Net Assets	$754,327,680

Net Assets Consist of:
Paid in capital	$210,746,177
Total distributable earnings	543,581,503

Net Assets	$754,327,680

Class 1
Net Assets	$53,989,222
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,890,842
Net Asset Value (offering and redemption price per share)	$11.04

Class 2
Net Assets	$700,338,458
Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,469,466
Net Asset Value (offering and redemption price per share)	$16.89

(a)	Includes securities on loan of $2,865,163.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$3,936,640
Income from securities lending	19,248
Foreign withholding tax	(1,065)

Total Investment Income	3,954,823

Expenses:
Management fees	1,994,842
Administration fees	85,852
Distribution fees — Class 2	1,051,545
Custodian fees	9,522
Administrative and compliance services fees	5,596
Transfer agent fees	5,686
Trustee fees	22,136
Professional fees	17,697
Licensing fees	89,513
Shareholder reports	12,744
Other expenses	9,563

Total expenses before reductions	3,304,696
Less expense contractually waived	(408,043)

Net expenses	2,896,653

Net Investment Income/(Loss)	1,058,170

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	31,434,257
Net realized gains/(losses) on futures contracts	(1,089,090)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(339,987,479)
Change in net unrealized appreciation/depreciation on futures contracts	(230,683)

Net realized and Change in net unrealized gains/losses on investments	(309,872,995)

Change in Net Assets Resulting From Operations	$(308,814,825)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$1,058,170	$826,724
Net realized gains/(losses) on investments	30,345,167	161,785,915
Change in unrealized appreciation/depreciation on investments	(340,218,162)	103,078,858

Change in net assets resulting from operations	(308,814,825)	265,691,497

Distributions to Shareholders:
Class 1	—	(13,301,296)
Class 2	—	(119,314,081)

Change in net assets resulting from distributions to shareholders	—	(132,615,377)

Capital Transactions:
Class 1
Proceeds from shares issued	72,169	184,490
Proceeds from dividends reinvested	—	13,301,296
Value of shares redeemed	(4,801,752)	(8,469,958)

Total Class 1 Shares	(4,729,583)	5,015,828

Class 2
Proceeds from shares issued	4,848,310	52,822,423
Proceeds from dividends reinvested	—	119,314,081
Value of shares redeemed	(54,737,741)	(258,720,459)

Total Class 2 Shares	(49,889,431)	(86,583,955)

Change in net assets resulting from capital transactions	(54,619,014)	(81,568,127)

Change in net assets	(363,433,839)	51,507,993
Net Assets:
Beginning of period	1,117,761,519	1,066,253,526

End of period	$754,327,680	$1,117,761,519

Share Transactions:
Class 1
Shares issued	6,060	12,137
Dividends reinvested	—	956,928
Shares redeemed	(375,748)	(539,566)

Total Class 1 Shares	(369,688)	429,499

Class 2
Shares issued	246,817	2,417,820
Dividends reinvested	—	5,601,600
Shares redeemed	(2,781,846)	(11,158,495)

Total Class 2 Shares	(2,535,029)	(3,139,075)

Change in shares	(2,904,717)	(2,709,576)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$15.38		$14.68	$11.46	$10.12	$11.74	$10.28

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.05 (a)	0.07 (a)	0.10 (a)	0.13	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(4.37)		3.62	4.28	3.28	(0.20)	2.73

Total from Investment Activities	(4.34)		3.67	4.35	3.38	(0.07)	2.87

Distributions to Shareholders From:
Net Investment Income	—		(0.12)	(0.15)	(0.18)	(0.20)	(0.05)
Net Realized Gains	—		(2.85)	(0.98)	(1.86)	(1.35)	(1.36)

Total Dividends	—		(2.97)	(1.13)	(2.04)	(1.55)	(1.41)

Net Asset Value, End of Period	$11.04		$15.38	$14.68	$11.46	$10.12	$11.74

Total Return(b)	(28.22	)%(c)	27.14%	39.03%	35.53%	(1.86)%	29.19%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$53,989		$80,919	$70,903	$57,430	$48,665	$55,307
Net Investment Income/(Loss)(d)	0.47%		0.31%	0.56%	0.86%	0.96%	1.04%
Expenses Before Reductions(d)(e)	0.50%		0.51%	0.52%	0.51%	0.50%	0.50%
Expenses Net of Reductions(d)	0.41%		0.42%	0.43%	0.43%	0.43%	0.45%
Portfolio Turnover Rate(f)	11%		18%	22%	15%	17%	12%

Class 2

Net Asset Value, Beginning of Period	$23.56		$21.11	$16.10	$13.53	$15.21	$12.99

Investment Activities:
Net Investment Income/(Loss)	0.02	(a)	0.01 (a)	0.06 (a)	0.10 (a)	0.15	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(6.69)		5.35	6.04	4.46	(0.33)	3.49

Total from Investment Activities	(6.67)		5.36	6.10	4.56	(0.18)	3.62

Distributions to Shareholders From:
Net Investment Income	—		(0.06)	(0.11)	(0.13)	(0.15)	(0.04)
Net Realized Gains	—		(2.85)	(0.98)	(1.86)	(1.35)	(1.36)

Total Dividends	—		(2.91)	(1.09)	(1.99)	(1.50)	(1.40)

Net Asset Value, End of Period	$16.89		$23.56	$21.11	$16.10	$13.53	$15.21

Total Return(b)	(28.31	)%(c)	26.87%	38.58%	35.28%	(2.14)%	28.89%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$700,338		$1,036,843	$995,350	$871,046	$775,621	$1,046,158
Net Investment Income/(Loss)(d)	0.22%		0.06%	0.31%	0.61%	0.71%	0.79%
Expenses Before Reductions(d)(e)	0.75%		0.76%	0.77%	0.76%	0.75%	0.75%
Expenses Net of Reductions(d)	0.66%		0.67%	0.68%	0.68%	0.68%	0.70%
Portfolio Turnover Rate(f)	11%		18%	22%	15%	17%	12%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,935 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,057,781 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $6.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$222,882

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(1,089,090)	$(230,683)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Growth Index Fund, Class 1	0.44%	0.59%

AZL Russell 1000 Growth Index Fund, Class 2	0.44%	0.84%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$746,299,579	$—	$—	$746,299,579
Short-Term Security Held as Collateral for Securities on Loan	3,057,781	—	—	3,057,781
Unaffiliated Investment Company	7,759,548	—	—	7,759,548

Total Investment Securities	757,116,908	—	—	757,116,908

Other Financial Instruments:*
Futures Contracts	(222,882)	—	—	(222,882)

Total Investments	$756,894,026	$—	$—	$756,894,026

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Growth Index Fund	$99,876,635	$155,859,478

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $430,936,581. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$701,294,357
Unrealized (depreciation)	(11,266,899)

Net unrealized appreciation/(depreciation)	$690,027,458

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Growth Index Fund	$3,119,928	$129,495,449	$132,615,377

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Growth Index Fund	$4,770,547	$157,598,323	$—	$690,027,458	$852,396,328

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market on futures contracts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

18

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 20

Statement Regarding the Trust’s Liquidity Risk Management Program Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$869.80	$1.90	0.41%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$868.50	$3.06	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	19.6%

Health Care	17.1

Industrials	10.1

Information Technology	8.8

Communication Services	8.5

Consumer Staples	7.3

Energy	7.2

Utilities	5.9

Consumer Discretionary	5.7

Real Estate	5.0

Materials	4.2

Total Common Stocks	99.4

Unaffiliated Investment Company	0.5

Short-Term Security Held as Collateral for Securities on Loan	0.5

Total Investment Securities	100.4

Net other assets (liabilities)	(0.4)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (2.4%):
814	Axon Enterprise, Inc.*	$75,840
20,188	Boeing Co. (The)*	2,760,103
2,970	BWX Technologies, Inc.	163,617
2,139	Curtiss-Wright Corp.	282,476
13,118	General Dynamics Corp.	2,902,358
151	HEICO Corp.	19,799
266	HEICO Corp., Class A	28,031
4,128	Hexcel Corp.	215,936
18,136	Howmet Aerospace, Inc.	570,377
1,642	Huntington Ingalls Industries, Inc.	357,661
10,286	L3harris Technologies, Inc.	2,486,126
2,886	Mercury Systems, Inc.*	185,656
6,897	Northrop Grumman Corp.	3,300,697
79,513	Raytheon Technologies Corp.	7,641,995
285	Spirit AeroSystems Holdings, Inc., Class A	8,351
11,637	Textron, Inc.	710,672
1,722	TransDigm Group, Inc.*	924,146

		22,633,841

Air Freight & Logistics (0.6%):
4,888	C.H. Robinson Worldwide, Inc.	495,497
6,162	Expeditors International of Washington, Inc.	600,549
12,834	FedEx Corp.	2,909,596
5,026	GXO Logistics, Inc.*	217,475
4,245	United Parcel Service, Inc., Class B	774,882
5,051	XPO Logistics, Inc.*	243,256

		5,241,255

Airlines (0.3%):
6,403	Alaska Air Group, Inc.*	256,440
33,761	American Airlines Group, Inc.*^	428,090
1,589	Copa Holdings SA, Class A*	100,695
16,728	JetBlue Airways Corp.*	140,013
31,513	Southwest Airlines Co.*	1,138,250
16,915	United Airlines Holdings, Inc.*	599,129

		2,662,617

Auto Components (0.2%):
10,792	Aptiv plc*	961,243
12,296	BorgWarner, Inc.	410,318
12,840	Gentex Corp.	359,135
3,080	Lear Corp.	387,741
13,005	QuantumScape Corp.*^	111,713

		2,230,150

Automobiles (0.6%):
210,398	Ford Motor Co.	2,341,730
77,748	General Motors Co.*	2,469,276
7,172	Harley-Davidson, Inc.	227,066
1,727	Lucid Group, Inc.*^	29,635
9,462	Rivian Automotive, Inc.*^	243,552
2,810	Thor Industries, Inc.	209,991

		5,521,250

Banks (7.1%):
375,553	Bank of America Corp.	11,690,965
1,905	Bank of Hawaii Corp.	141,732
5,830	Bank OZK	218,800
1,587	BOK Financial Corp.	119,945
105,260	Citigroup, Inc.	4,840,907

Shares		Value
Common Stocks, continued
Banks, continued
26,082	Citizens Financial Group, Inc.	$930,867
6,675	Comerica, Inc.	489,811
5,650	Commerce Bancshares, Inc.	370,923
3,132	Cullen/Frost Bankers, Inc.	364,721
7,392	East West Bancorp, Inc.	479,002
18,027	F.N.B. Corp.	195,773
36,347	Fifth Third Bancorp	1,221,259
491	First Citizens BancShares, Inc., Class A	321,006
6,558	First Hawaiian, Inc.	148,932
27,203	First Horizon Corp.	594,658
9,550	First Republic Bank	1,377,110
75,602	Huntington Bancshares, Inc.	909,492
155,697	JPMorgan Chase & Co.	17,533,039
48,879	KeyCorp	842,185
9,509	M&T Bank Corp.	1,515,640
6,557	PacWest Bancorp	174,810
3,811	Pinnacle Financial Partners, Inc.	275,573
22,192	PNC Financial Services Group, Inc. (The)	3,501,232
3,973	Popular, Inc.	305,643
4,490	Prosperity Bancshares, Inc.	306,532
50,800	Regions Financial Corp.	952,500
3,134	Signature Bank	561,644
1,135	SVB Financial Group*	448,314
7,659	Synovus Financial Corp.	276,107
70,970	Truist Financial Corp.	3,366,107
71,641	U.S. Bancorp	3,296,919
12,073	Umpqua Holdings Corp.	202,464
9,198	Webster Financial Corp.	387,696
202,525	Wells Fargo & Co.	7,932,904
2,187	Western Alliance Bancorp	154,402
3,120	Wintrust Financial Corp.	250,068
7,581	Zions Bancorp	385,873

		67,085,555

Beverages (1.0%):
1,395	Brown-Forman Corp., Class A	94,358
4,032	Brown-Forman Corp., Class B	282,885
52,195	Coca-Cola Co. (The)	3,283,587
8,270	Constellation Brands, Inc., Class C	1,927,406
45,821	Keurig Dr Pepper, Inc.	1,621,605
9,262	Molson Coors Brewing Co., Class B	504,872
1,557	Monster Beverage Corp.*	144,334
11,473	PepsiCo, Inc.	1,912,090

		9,771,137

Biotechnology (1.5%):
4,567	Amgen, Inc.	1,111,151
7,758	Biogen, Inc.*	1,582,167
9,840	BioMarin Pharmaceutical, Inc.*	815,441
7,647	Exact Sciences Corp.*	301,215
1,631	Exelixis, Inc.*	33,958
66,731	Gilead Sciences, Inc.	4,124,643
1,234	Incyte Corp.*	93,747
498	Ionis Pharmaceuticals, Inc.*	18,436
2,285	Mirati Therapeutics, Inc.*	153,392
17,266	Moderna, Inc.*	2,466,448
243	Natera, Inc.*	8,612
4,725	Regeneron Pharmaceuticals, Inc.*	2,793,089

See accompanying notes to the financial statements.

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
846	Repligen Corp.*	$137,390
1,019	Ultragenyx Pharmaceutical, Inc.*	60,794
2,353	United Therapeutics Corp.*	554,461
766	Vertex Pharmaceuticals, Inc.*	215,851

		14,470,795

Building Products (0.7%):
5,205	A. O. Smith Corp.	284,610
1,010	Allegion plc	98,879
1,116	Armstrong World Industries, Inc.	83,655
6,030	AZEK Co., Inc. (The)*	100,942
9,166	Builders FirstSource, Inc.*	492,214
45,292	Carrier Global Corp.	1,615,113
4,560	Fortune Brands Home & Security, Inc.	273,053
37,116	Johnson Controls International plc	1,777,114
1,711	Lennox International, Inc.	353,476
11,905	Masco Corp.	602,393
5,188	Owens Corning	385,520
5,223	Trane Technologies plc	678,311

		6,745,280

Capital Markets (4.6%):
2,071	Affiliated Managers Group, Inc.	241,479
2,126	Ameriprise Financial, Inc.	505,308
39,198	Bank of New York Mellon Corp. (The)	1,634,948
7,995	BlackRock, Inc., Class A+	4,869,275
11,041	Carlyle Group, Inc. (The)	349,558
5,426	Cboe Global Markets, Inc.	614,169
36,167	Charles Schwab Corp. (The)	2,285,031
19,063	CME Group, Inc.	3,902,196
8,279	Coinbase Global, Inc.*^	389,278
1,943	Evercore, Inc., Class A	181,884
14,800	Franklin Resources, Inc.^	344,988
17,787	Goldman Sachs Group, Inc. (The)	5,283,095
4,940	Interactive Brokers Group, Inc., Class A	271,749
29,502	Intercontinental Exchange, Inc.	2,774,368
19,865	Invesco, Ltd.	320,422
7,344	Janus Henderson Group plc	172,657
30,555	KKR & Co., Inc., Class A	1,414,391
4,898	Lazard, Ltd., Class A^	158,744
469	Moody’s Corp.	127,554
68,065	Morgan Stanley	5,177,024
171	Morningstar, Inc.	41,353
1,038	MSCI, Inc.	427,812
6,127	Nasdaq, Inc.	934,613
10,836	Northern Trust Corp.	1,045,457
9,548	Raymond James Financial, Inc.	853,687
29,677	Robinhood Markets, Inc.*	243,945
18,161	S&P Global, Inc.	6,121,347
5,398	SEI Investments Co.	291,600
19,174	State Street Corp.	1,182,077
5,529	Stifel Financial Corp.	309,735
11,956	T. Rowe Price Group, Inc.	1,358,321
2,116	Tradeweb Markets, Inc., Class A	144,417
4,556	Virtu Financial, Inc., Class A	106,656

		44,079,138

Shares		Value
Common Stocks, continued
Chemicals (2.5%):
11,820	Air Products & Chemicals, Inc.	$2,842,474
3,032	Albemarle Corp.	633,627
2,596	Ashland Global Holdings, Inc.	267,518
9,285	Axalta Coating Systems, Ltd.*	205,291
5,784	Celanese Corp.	680,256
3,774	Chemours Co. (The)	120,844
38,595	Corteva, Inc.	2,089,533
38,707	Dow, Inc.	1,997,668
26,896	DuPont de Nemours, Inc.	1,494,880
7,012	Eastman Chemical Co.	629,467
1,700	Ecolab, Inc.	261,392
12,271	Element Solutions, Inc.	218,424
4,416	FMC Corp.	472,556
34,772	Ginkgo Bioworks Holdings, Inc.*	82,757
10,654	Huntsman Corp.	302,041
13,562	International Flavors & Fragrances, Inc.	1,615,506
21,223	Linde plc	6,102,249
13,728	Lyondellbasell Industries NV	1,200,651
16,960	Mosaic Co. (The)	801,021
309	NewMarket Corp.	92,997
7,450	Olin Corp.	344,786
5,904	PPG Industries, Inc.	675,063
6,469	RPM International, Inc.	509,240
1,410	Scotts Miracle-Gro Co. (The)	111,376
1,756	Westlake Corp.	172,123

		23,923,740

Commercial Services & Supplies (0.3%):
11,118	ADT, Inc.	68,376
262	Cintas Corp.	97,865
2,659	Clean Harbors, Inc.*	233,114
3,136	Driven Brands Holdings, Inc.*	86,365
1,218	IAA, Inc.*	39,914
1,329	MSA Safety, Inc.	160,902
10,326	Republic Services, Inc.	1,351,364
722	Rollins, Inc.	25,212
4,811	Stericycle, Inc.*	210,962
1,676	Tetra Tech, Inc.	228,858
1,398	Waste Management, Inc.	213,866

		2,716,798

Communications Equipment (1.4%):
8,072	Ciena Corp.*	368,890
221,996	Cisco Systems, Inc.	9,465,909
3,182	F5, Inc.*	486,973
17,044	Juniper Networks, Inc.	485,754
3,624	Lumentum Holdings, Inc.*	287,818
8,763	Motorola Solutions, Inc.	1,836,725
226	Ubiquiti, Inc.^	56,096
4,027	ViaSat, Inc.*	123,347

		13,111,512

Construction & Engineering (0.2%):
6,917	AECOM	451,127
3,480	MasTec, Inc.*	249,377
3,451	Quanta Services, Inc.	432,548
1,082	Valmont Industries, Inc.	243,050
5,415	WillScot Mobile Mini Holdings Corp.*	175,554

		1,551,656

See accompanying notes to the financial statements.

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials (0.2%):
356	Eagle Materials, Inc.	$39,139
3,023	Martin Marietta Materials, Inc.	904,602
3,621	Vulcan Materials Co.	514,544

		1,458,285

Consumer Finance (1.1%):
17,706	Ally Financial, Inc.	593,328
30,164	American Express Co.	4,181,334
21,114	Capital One Financial Corp.	2,199,868
333	Credit Acceptance Corp.*	157,646
14,993	Discover Financial Services	1,418,038
5,753	OneMain Holdings, Inc.	215,047
14,135	SLM Corp.	225,312
42,461	SoFi Technologies, Inc.*^	223,769
26,695	Synchrony Financial	737,316
3,152	Upstart Holdings, Inc.*^	99,666

		10,051,324

Containers & Packaging (0.5%):
80,142	Amcor plc	996,165
3,600	AptarGroup, Inc.	371,556
3,918	Ardagh Metal Packaging SA	23,900
1,670	Avery Dennison Corp.	270,323
10,103	Ball Corp.	694,783
3,600	Berry Global Group, Inc.*	196,704
750	Crown Holdings, Inc.	69,128
3,745	Graphic Packaging Holding Co.	76,772
19,823	International Paper Co.	829,196
4,856	Packaging Corp. of America	667,700
4,453	Silgan Holdings, Inc.	184,132
5,208	Sonoco Products Co.	297,064
13,707	Westrock Co.	546,087

		5,223,510

Distributors (0.2%):
6,804	Genuine Parts Co.	904,932
14,208	LKQ Corp.	697,471

		1,602,403

Diversified Consumer Services (0.1%):
2,253	Bright Horizons Family Solutions, Inc.*	190,423
1,941	Grand Canyon Education, Inc.*	182,823
1,972	H&R Block, Inc.	69,651
490	Mister Car Wash, Inc.*^	5,331
8,341	Service Corp. International	576,530
6,161	Terminix Global Holdings, Inc.*	250,445

		1,275,203

Diversified Financial Services (3.1%):
5,825	Apollo Global Management, Inc.	282,396
96,238	Berkshire Hathaway, Inc., Class B*	27,963,368
20,373	Equitable Holdings, Inc.	531,124
10,792	Jefferies Financial Group, Inc.	298,075
5,661	Voya Financial, Inc.	336,999

		29,411,962

Diversified Telecommunication Services (2.1%):
380,612	AT&T, Inc.	7,977,627
13,081	Frontier Communications Parent, Inc.*	307,927
53,059	Lumen Technologies, Inc.^	578,874

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
224,742	Verizon Communications, Inc.	$11,405,656

		20,270,084

Electric Utilities (3.7%):
13,101	Alliant Energy Corp.	767,850
27,484	American Electric Power Co., Inc.	2,636,815
3,771	Avangrid, Inc.	173,918
17,020	Constellation Energy Corp.	974,565
40,929	Duke Energy Corp.	4,387,998
20,070	Edison International	1,269,227
10,845	Entergy Corp.	1,221,581
12,016	Evergy, Inc.	784,044
18,340	Eversource Energy	1,549,180
52,284	Exelon Corp.	2,369,511
28,921	FirstEnergy Corp.	1,110,277
5,803	Hawaiian Electric Industries, Inc.	237,343
2,663	IDACORP, Inc.	282,065
104,826	NextEra Energy, Inc.	8,119,822
12,603	NRG Energy, Inc.	481,056
10,336	OGE Energy Corp.	398,556
82,867	PG&E Corp.*	827,013
5,734	Pinnacle West Capital Corp.	419,270
39,659	PPL Corp.	1,075,949
56,523	Southern Co. (The)	4,030,655
29,024	Xcel Energy, Inc.	2,053,738

		35,170,433

Electrical Equipment (0.9%):
1,748	Acuity Brands, Inc.	269,262
12,062	AMETEK, Inc.	1,325,493
21,340	Eaton Corp. plc	2,688,627
21,497	Emerson Electric Co.	1,709,871
2,822	Hubbell, Inc.	503,953
8,871	nVent Electric plc	277,928
13,954	Plug Power, Inc.*	231,218
3,558	Regal Rexnord Corp.	403,904
2,022	Rockwell Automation, Inc.	403,005
8,413	Sensata Technologies Holding plc	347,541
10,183	Sunrun, Inc.*	237,875
13,572	Vertiv Holdings Co.	111,562

		8,510,239

Electronic Equipment, Instruments & Components (0.6%):
7,707	Amphenol Corp., Class A	496,177
3,568	Arrow Electronics, Inc.*	399,937
5,385	Avnet, Inc.	230,909
655	Cognex Corp.	27,851
113	Coherent, Inc.*	30,083
37,958	Corning, Inc.	1,196,057
3,162	Dolby Laboratories, Inc., Class A	226,273
5,618	II-VI, Inc.*	286,237
1,770	IPG Photonics Corp.*	166,610
1,291	Jabil, Inc.	66,112
716	Keysight Technologies, Inc.*	98,701
1,209	Littlelfuse, Inc.	307,134
6,602	National Instruments Corp.	206,180
2,323	TD SYNNEX Corp.	211,625
2,410	Teledyne Technologies, Inc.*	904,015
12,976	Trimble, Inc.*	755,592

See accompanying notes to the financial statements.

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,234	Vontier Corp.	$74,350
1,649	Zebra Technologies Corp., Class A*	484,723

		6,168,566

Energy Equipment & Services (0.6%):
49,465	Baker Hughes Co.	1,428,055
26,256	Halliburton Co.	823,388
21,113	NOV, Inc.	357,021
75,407	Schlumberger, Ltd.	2,696,554

		5,305,018

Entertainment (1.9%):
41,463	Activision Blizzard, Inc.	3,228,309
27,602	AMC Entertainment Holdings, Inc., Class A*^	374,007
14,013	Electronic Arts, Inc.	1,704,682
1,444	Liberty Media Corp-Liberty Formula One, Class A*	83,709
9,501	Liberty Media Corp-Liberty Formula One, Class C*	603,029
4,419	Live Nation Entertainment, Inc.*	364,921
491	Madison Square Garden Sports Corp., Class A*	74,141
12,851	Netflix, Inc.*	2,247,254
4,587	Roku, Inc.*	376,776
1,455	Take-Two Interactive Software, Inc.*	178,281
90,767	Walt Disney Co. (The)*	8,568,405
33,524	Warner Bros Discovery, Inc.*	449,892

		18,253,406

Equity Real Estate Investment Trusts (4.8%):
8,643	Alexandria Real Estate Equities, Inc.	1,253,494
7,269	American Campus Communities, Inc.	468,632
15,531	American Homes 4 Rent, Class A	550,419
5,780	American Tower Corp.	1,477,310
13,743	Americold Realty Trust	412,840
8,286	Apartment Income REIT Corp.	344,698
7,320	AvalonBay Communities, Inc.	1,421,910
8,345	Boston Properties, Inc.	742,538
14,858	Brixmor Property Group, Inc.	300,280
5,234	Camden Property Trust	703,868
7,559	Cousins Properties, Inc.	220,950
11,689	CubeSmart	499,354
15,175	Digital Realty Trust, Inc.	1,970,170
8,303	Douglas Emmett, Inc.	185,821
20,407	Duke Realty Corp.	1,121,365
2,197	EastGroup Properties, Inc.	339,063
4,018	EPR Properties	188,565
1,196	Equinix, Inc.	785,796
3,662	Equity Lifestyle Properties, Inc.	258,061
19,764	Equity Residential	1,427,356
3,461	Essex Property Trust, Inc.	905,086
6,242	Extra Space Storage, Inc.	1,061,889
4,092	Federal Realty Investment Trust	391,768
6,663	First Industrial Realty Trust, Inc.	316,359
12,183	Gaming and Leisure Properties, Inc.	558,712
11,322	Healthcare Trust of America, Inc., Class A	315,997
28,844	Healthpeak Properties, Inc.	747,348
4,971	Highwoods Properties, Inc.	169,958
37,087	Host Hotels & Resorts, Inc.	581,524
8,064	Hudson Pacific Properties, Inc.	119,670
32,551	Invitation Homes, Inc.	1,158,165
4,407	Iron Mountain, Inc.	214,577

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
6,749	JBG SMITH Properties	$159,546
5,910	Kilroy Realty Corp.	309,270
32,135	Kimco Realty Corp.	635,309
729	Lamar Advertising Co., Class A	64,130
4,278	Life Storage, Inc.	477,681
31,699	Medical Properties Trust, Inc.	484,044
5,974	Mid-America Apartment Communities, Inc.	1,043,479
9,103	National Retail Properties, Inc.	391,429
4,516	National Storage Affiliates Trust	226,116
12,593	Omega Healthcare Investors, Inc.	354,997
11,750	Park Hotels & Resorts, Inc.	159,447
39,260	Prologis, Inc.	4,618,939
1,718	Public Storage	537,167
7,857	Rayonier, Inc.	293,695
32,164	Realty Income Corp.	2,195,515
8,984	Regency Centers Corp.	532,841
8,424	Rexford Industrial Realty, Inc.	485,138
4,404	SBA Communications Corp.	1,409,500
8,975	Simon Property Group, Inc.	851,907
3,538	SL Green Realty Corp.	163,279
6,493	Spirit Realty Capital, Inc.	245,306
12,618	STORE Capital Corp.	329,077
6,399	Sun Communities, Inc.	1,019,745
16,929	UDR, Inc.	779,411
20,764	Ventas, Inc.	1,067,892
51,091	VICI Properties, Inc.	1,522,001
9,606	Vornado Realty Trust	274,636
24,140	Welltower, Inc.	1,987,929
39,647	Weyerhaeuser Co.	1,313,109
10,058	WP Carey, Inc.	833,406

		45,979,484

Food & Staples Retailing (1.5%):
8,525	Albertsons Cos., Inc., Class A	227,788
2,625	BJ’s Wholesale Club Holdings, Inc.*	163,590
1,864	Casey’s General Stores, Inc.	344,803
4,377	Grocery Outlet Holding Corp.*	186,591
35,022	Kroger Co. (The)	1,657,591
5,612	Performance Food Group Co.*	258,040
11,840	US Foods Holding Corp.*	363,251
38,332	Walgreens Boots Alliance, Inc.	1,452,783
77,083	Walmart, Inc.	9,371,751

		14,026,188

Food Products (2.0%):
29,889	Archer-Daniels-Midland Co.	2,319,386
7,455	Bunge, Ltd.	676,094
10,337	Campbell Soup Co.	496,693
24,554	Conagra Brands, Inc.	840,729
7,951	Darling Ingredients, Inc.*	475,470
10,100	Flowers Foods, Inc.	265,832
1,066	Freshpet, Inc.*	55,315
32,067	General Mills, Inc.	2,419,455
1,066	Hershey Co. (The)	229,361
15,254	Hormel Foods Corp.	722,429
3,449	Ingredion, Inc.	304,064
5,462	JM Smucker Co. (The)	699,191
6,102	Kellogg Co.	435,317

See accompanying notes to the financial statements.

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
37,195	Kraft Heinz Co. (The)	$1,418,617
13,339	McCormick & Co.	1,110,472
73,448	Mondelez International, Inc., Class A	4,560,386
1,856	Pilgrim’s Pride Corp.*	57,963
2,857	Post Holdings, Inc.*	235,274
7	Seaboard Corp.	27,178
15,171	Tyson Foods, Inc., Class A	1,305,616

		18,654,842

Gas Utilities (0.2%):
7,343	Atmos Energy Corp.	823,150
4,410	National Fuel Gas Co.	291,281
10,625	UGI Corp.	410,231

		1,524,662

Health Care Equipment & Supplies (4.2%):
79,587	Abbott Laboratories	8,647,128
1,048	Align Technology, Inc.*	248,030
22,693	Baxter International, Inc.	1,457,571
15,159	Becton Dickinson & Co.	3,737,148
75,847	Boston Scientific Corp.*	2,826,818
2,523	Cooper Cos., Inc. (The)	790,002
32,213	Danaher Corp.	8,166,640
11,487	DENTSPLY Sirona, Inc.	410,430
2,558	Enovis Corp.*	140,690
8,576	Envista Holdings Corp.*	330,519
3,916	Globus Medical, Inc.*	219,844
13,093	Hologic, Inc.*	907,345
875	ICU Medical, Inc.*	143,841
3,766	Integra LifeSciences Holdings Corp.*	203,477
1,512	Intuitive Surgical, Inc.*	303,474
698	Masimo Corp.*	91,208
71,469	Medtronic plc	6,414,343
2,628	QuidelOrtho Corp.*	255,389
4,553	STERIS plc	938,601
8,733	Stryker Corp.	1,737,256
139	Tandem Diabetes Care, Inc.*	8,227
2,506	Teleflex, Inc.	616,100
11,202	Zimmer Biomet Holdings, Inc.	1,176,882

		39,770,963

Health Care Providers & Services (3.1%):
4,501	Acadia Healthcare Co., Inc.*	304,403
1,482	Amedisys, Inc.*	155,788
14,554	Cardinal Health, Inc.	760,738
31,039	Centene Corp.*	2,626,210
502	Chemed Corp.	235,634
14,045	Cigna Corp.	3,701,138
69,684	CVS Health Corp.	6,456,919
8,972	Elevance Health, Inc.	4,329,708
5,230	Encompass Health Corp.	293,142
11,321	HCA Healthcare, Inc.	1,902,607
7,247	Henry Schein, Inc.*	556,135
1,987	Humana, Inc.	930,055
4,848	Laboratory Corp. of America Holdings	1,136,177
6,244	McKesson Corp.	2,036,855
692	Molina Healthcare, Inc.*	193,490
6,185	Oak Street Health, Inc.*	101,681
5,791	Premier, Inc., Class A	206,623

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
6,292	Quest Diagnostics, Inc.	$836,710
4,275	Signify Health, Inc., Class A*	58,995
5,677	Tenet Healthcare Corp.*	298,383
4,501	UnitedHealth Group, Inc.	2,311,849
3,665	Universal Health Services, Inc., Class B	369,102

		29,802,342

Health Care Technology (0.1%):
2,568	Certara, Inc.*	55,109
12,484	Change Healthcare, Inc.*	287,881
2,719	Doximity, Inc., Class A*^	94,676
8,274	Teladoc Health, Inc.*	274,779

		712,445

Hotels, Restaurants & Leisure (1.8%):
11,808	Aramark	361,679
4,264	Boyd Gaming Corp.	212,134
3,923	Caesars Entertainment, Inc.*	150,251
45,596	Carnival Corp., Class A*^	394,405
1,793	Darden Restaurants, Inc.	202,824
515	Domino’s Pizza, Inc.	200,701
4,047	Hilton Worldwide Holdings, Inc.	450,998
2,578	Hyatt Hotels Corp., Class A*	190,540
11,078	Las Vegas Sands Corp.*	372,110
2,116	Marriott Vacations Worldwide Corp.	245,879
29,914	McDonald’s Corp.	7,385,168
19,812	MGM Resorts International	573,558
20,042	Norwegian Cruise Line Holdings, Ltd.*	222,867
8,435	Penn National Gaming, Inc.*	256,593
1,138	Planet Fitness, Inc., Class A*	77,395
11,732	Royal Caribbean Cruises, Ltd.*	409,564
2,876	Six Flags Entertainment Corp.*	62,409
39,241	Starbucks Corp.	2,997,620
1,696	Travel + Leisure Co.	65,839
126	Vail Resorts, Inc.	27,474
1,630	Wyndham Hotels & Resorts, Inc.	107,124
4,959	Wynn Resorts, Ltd.*	282,564
13,706	Yum! Brands, Inc.	1,555,768

		16,805,464

Household Durables (0.5%):
8,222	DR Horton, Inc.	544,214
8,226	Garmin, Ltd.	808,205
6,700	Leggett & Platt, Inc.	231,686
13,262	Lennar Corp., Class A	935,899
977	Lennar Corp., Class B	57,360
2,855	Mohawk Industries, Inc.*	354,277
19,864	Newell Brands, Inc.	378,211
50	NVR, Inc.*	200,207
7,672	PulteGroup, Inc.	304,041
9,149	Tempur Sealy International, Inc.	195,514
2,824	Toll Brothers, Inc.	125,950
242	TopBuild Corp.*	40,453
2,959	Whirlpool Corp.	458,260

		4,634,277

Household Products (1.5%):
7,095	Church & Dwight Co., Inc.	657,423
1,241	Clorox Co. (The)	174,956

See accompanying notes to the financial statements.

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Household Products, continued
17,041	Colgate-Palmolive Co.	$1,365,666
7,318	Kimberly-Clark Corp.	989,028
73,356	Procter & Gamble Co. (The)	10,547,859
2,358	Reynolds Consumer Products, Inc.	64,302
2,244	Spectrum Brands Holdings, Inc.	184,053

		13,983,287

Independent Power and Renewable Electricity Producers (0.1%):
29,261	AES Corp. (The)	614,773
6,810	Brookfield Renewable Corp., Class A	242,504
9,629	Vistra Corp.	220,023

		1,077,300

Industrial Conglomerates (1.5%):
30,345	3M Co.	3,926,946
431	Carlisle Cos., Inc.	102,841
55,348	General Electric Co.	3,524,007
25,708	Honeywell International, Inc.	4,468,308
5,643	Roper Technologies, Inc.	2,227,010

		14,249,112

Insurance (3.5%):
33,730	Aflac, Inc.	1,866,281
598	Alleghany Corp.*	498,194
14,636	Allstate Corp. (The)	1,854,820
3,639	American Financial Group, Inc.	505,130
42,254	American International Group, Inc.	2,160,447
652	Aon plc, Class A	175,831
13,013	Arch Capital Group, Ltd.*	591,961
9,845	Arthur J. Gallagher & Co.	1,605,129
2,790	Assurant, Inc.	482,252
3,455	Assured Guaranty, Ltd.	192,755
4,179	Axis Capital Holdings, Ltd.	238,579
3,934	Brighthouse Financial, Inc.*	161,373
11,387	Brown & Brown, Inc.	664,318
22,476	Chubb, Ltd.	4,418,332
8,342	Cincinnati Financial Corp.	992,531
1,529	CNA Financial Corp.	68,652
481	Erie Indemnity Co., Class A	92,443
1,434	Everest Re Group, Ltd.	401,922
13,925	Fidelity National Financial, Inc.	514,668
5,452	First American Financial Corp.	288,520
4,825	Globe Life, Inc.	470,293
1,842	Hanover Insurance Group, Inc. (The)	269,393
17,208	Hartford Financial Services Group, Inc. (The)	1,125,919
3,342	Kemper Corp.	160,082
7,672	Lincoln National Corp.	358,819
10,705	Loews Corp.	634,378
549	Markel Corp.*	709,994
2,868	Marsh & McLennan Cos., Inc.	445,257
36,658	MetLife, Inc.	2,301,756
13,980	Old Republic International Corp.	312,593
1,957	Primerica, Inc.	234,233
13,452	Principal Financial Group, Inc.	898,459
4,058	Progressive Corp. (The)	471,824
19,746	Prudential Financial, Inc.	1,889,297
3,691	Reinsurance Group of America, Inc.	432,917
1,051	RenaissanceRe Holdings, Ltd.	164,345
12,764	Travelers Cos., Inc. (The)	2,158,775

Shares		Value
Common Stocks, continued
Insurance, continued
10,653	Unum Group	$362,415
145	White Mountains Insurance Group, Ltd.	180,689
5,931	Willis Towers Watson plc	1,170,720
10,885	WR Berkley Corp.	743,010

		33,269,306

Interactive Media & Services (2.5%):
2,091	Alphabet, Inc., Class A*	4,556,833
1,909	Alphabet, Inc., Class C*	4,175,842
4,169	IAC/InterActiveCorp.*	316,719
957	Match Group, Inc.*	66,693
96,492	Meta Platforms, Inc., Class A*	13,870,866
24,198	Pinterest, Inc., Class A*	439,436
4,993	TripAdvisor, Inc.*	88,875
2,949	Twitter, Inc.*	110,263

		23,625,527

Internet & Direct Marketing Retail (0.1%):
1,530	DoorDash, Inc., Class A*	98,180
26,035	eBay, Inc.	1,084,878
1,921	Wayfair, Inc., Class A*	83,679

		1,266,737

IT Services (2.4%):
9,376	Affirm Holdings, Inc.*^	169,331
8,284	Akamai Technologies, Inc.*	756,578
6,563	Amdocs, Ltd.	546,764
1,908	Automatic Data Processing, Inc.	400,756
7,474	Black Knight, Inc.*	488,725
27,654	Block, Inc.*	1,699,615
659	Broadridge Financial Solutions, Inc.	93,940
27,549	Cognizant Technology Solutions Corp., Class A	1,859,282
2,170	Concentrix Corp.	294,339
13,277	DXC Technology Co.*	402,426
883	Euronet Worldwide, Inc.*	88,821
32,564	Fidelity National Information Services, Inc.	2,985,142
28,939	Fiserv, Inc.*	2,574,703
4,550	Genpact, Ltd.	192,738
14,741	Global Payments, Inc.	1,630,944
7,811	GoDaddy, Inc., Class A*	543,333
15,976	International Business Machines Corp.	2,255,651
10,465	Kyndryl Holdings, Inc.*	102,348
5,731	Okta, Inc.*	518,082
42,838	PayPal Holdings, Inc.*	2,991,806
705	Snowflake, Inc., Class A*	98,037
3,132	Switch, Inc., Class A	104,922
2,549	Teradata Corp.*	94,338
5,689	Twilio, Inc., Class A*	476,795
4,579	VeriSign, Inc.*	766,204
14,764	Western Union Co. (The.)	243,163
689	WEX, Inc.*	107,181
634	Wix.com, Ltd.*	41,559

		22,527,523

Leisure Products (0.1%):
3,386	Brunswick Corp. DE	221,376
6,792	Hasbro, Inc.	556,129
2,751	Hayward Holdings, Inc.*	39,587
9,725	Mattel, Inc.*	217,159

See accompanying notes to the financial statements.

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Leisure Products, continued
15,815	Peloton Interactive, Inc., Class A*	$145,182
796	Polaris, Inc.	79,027

		1,258,460

Life Sciences Tools & Services (1.5%):
1,641	Agilent Technologies, Inc.	194,901
2,309	Avantor, Inc.*	71,810
1,097	Bio-Rad Laboratories, Inc., Class A*	543,015
212	Charles River Laboratories International, Inc.*	45,362
8,398	Illumina, Inc.*	1,548,255
6,544	PerkinElmer, Inc.	930,688
11,698	Qiagen NV*	552,145
4,603	Syneos Health, Inc.*	329,943
18,338	Thermo Fisher Scientific, Inc.	9,962,669

		14,178,788

Machinery (1.7%):
2,883	AGCO Corp.	284,552
1,546	Allison Transmission Holdings, Inc.	59,444
3,670	Caterpillar, Inc.	656,049
2,733	Crane Holdings Co.	239,302
7,461	Cummins, Inc.	1,443,927
5,436	Donaldson Co., Inc.	261,689
7,485	Dover Corp.	908,080
2,557	Esab Corp.	111,869
6,325	Flowserve Corp.	181,085
19,164	Fortive Corp.	1,042,138
5,779	Gates Industrial Corp. plc*	62,471
2,810	Graco, Inc.	166,942
3,340	IDEX Corp.	606,644
1,635	Illinois Tool Works, Inc.	297,979
21,668	Ingersoll-Rand, Inc.	911,790
4,407	ITT, Inc.	296,327
2,688	Middleby Corp. (The)*	336,968
2,366	Nordson Corp.	478,973
3,431	Oshkosh Corp.	281,822
19,842	Otis Worldwide Corp.	1,402,234
18,157	PACCAR, Inc.	1,495,047
5,292	Parker-Hannifin Corp.	1,302,097
8,915	Pentair plc	408,040
2,679	Snap-On, Inc.	527,843
8,036	Stanley Black & Decker, Inc.	842,655
3,308	Timken Co.	175,489
9,476	Westinghouse Air Brake Technologies Corp.	777,790
3,282	Woodward, Inc.	303,552
8,229	Xylem, Inc.	643,343

		16,506,141

Marine (0.0%†):
2,938	Kirby Corp.*	178,748

Media (1.5%):
11,130	Altice USA, Inc., Class A*	102,953
134	Cable One, Inc.	172,769
237,129	Comcast Corp., Class A	9,304,942
13,101	DISH Network Corp., Class A*	234,901
16,044	Fox Corp., Class A	515,975
8,008	Fox Corp., Class B	237,838
21,068	Interpublic Group of Cos., Inc. (The)	580,002
596	Liberty Broadband Corp., Class A*	67,676

Shares		Value
Common Stocks, continued
Media, continued
3,685	Liberty Broadband Corp., Class C*	$426,133
5,975	Liberty Media Corp.-Liberty SiriusXM, Class C*	215,399
2,887	Liberty Media Corp-Liberty SiriusXM, Class A*	104,047
8,778	New York Times Co. (The), Class A	244,906
21,484	News Corp., Class A	334,721
6,485	News Corp., Class B	103,047
1,963	Nexstar Media Group, Inc., Class A	319,733
10,968	Omnicom Group, Inc.	697,674
37,818	Sirius XM Holdings, Inc.^	231,824
30,867	ViacomCBS, Inc., Class B	761,798

		14,656,338

Metals & Mining (1.0%):
9,781	Alcoa Corp.	445,818
27,644	Cleveland-Cliffs, Inc.*	424,888
77,263	Freeport-McMoRan, Inc.	2,260,715
42,464	Newmont Corp.	2,533,827
14,111	Nucor Corp.	1,473,330
3,213	Reliance Steel & Aluminum Co.	545,760
3,455	Royal Gold, Inc.	368,925
1,558	Southern Copper Corp.	77,604
11,322	SSR Mining, Inc.	189,077
9,557	Steel Dynamics, Inc.	632,196
14,121	United States Steel Corp.	252,907

		9,205,047

Mortgage Real Estate Investment Trusts (0.1%):
26,999	AGNC Investment Corp.	298,879
82,899	Annaly Capital Management, Inc.	489,933
23,975	New Residential Investment Corp.	223,447
14,723	Starwood Property Trust, Inc.	307,564

		1,319,823

Multiline Retail (0.4%):
7,833	Dollar Tree, Inc.*	1,220,773
6,882	Kohl’s Corp.	245,619
15,200	Macy’s, Inc.	278,464
779	Nordstrom, Inc.	16,460
3,212	Ollie’s Bargain Outlet Holdings, Inc.*^	188,705
11,115	Target Corp.	1,569,771

		3,519,792

Multi-Utilities (1.7%):
13,696	Ameren Corp.	1,237,571
33,465	CenterPoint Energy, Inc.	989,895
15,418	CMS Energy Corp.	1,040,715
18,887	Consolidated Edison, Inc.	1,796,154
43,360	Dominion Energy, Inc.	3,460,562
10,306	DTE Energy Co.	1,306,285
11,279	MDU Resources Group, Inc.	304,420
20,880	NiSource, Inc.	615,751
26,381	Public Service Enterprise Group, Inc.	1,669,390
16,638	Sempra Energy	2,500,192
16,808	WEC Energy Group, Inc.	1,691,557

		16,612,492

Oil, Gas & Consumable Fuels (6.6%):
17,501	Antero Midstream Corp.	158,384
5,479	Antero Resources Corp.*	167,931
17,959	APA Corp.	626,769

See accompanying notes to the financial statements.

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,750	Cheniere Energy, Inc.	$764,923
6,812	Chesapeake Energy Corp.	552,453
104,901	Chevron Corp.	15,187,567
68,998	ConocoPhillips	6,196,710
475	Continental Resources, Inc.	31,041
35,135	Coterra Energy, Inc.	906,132
17,961	Devon Energy Corp.	989,831
4,058	Diamondback Energy, Inc.	491,627
5,260	DT Midstream, Inc.	257,845
8,411	EOG Resources, Inc.	928,911
19,684	EQT Corp.	677,130
224,882	Exxon Mobil Corp.	19,258,894
3,265	Hess Corp.	345,894
8,435	HF Sinclair Corp.	380,925
106,023	Kinder Morgan, Inc.	1,776,945
37,593	Marathon Oil Corp.	845,091
28,866	Marathon Petroleum Corp.	2,373,074
7,610	Occidental Petroleum Corp.	448,077
21,092	ONEOK, Inc.	1,170,606
3,974	Ovintiv, Inc.	175,611
2,331	PDC Energy, Inc.	143,613
25,710	Phillips 66	2,107,963
5,803	Pioneer Natural Resources Co.	1,294,533
4,747	Range Resources Corp.*	117,488
55,218	Southwestern Energy Co.*	345,112
21,661	Valero Energy Corp.	2,302,131
64,824	Williams Cos., Inc.	2,023,157

		63,046,368

Paper & Forest Products (0.0%†):
4,148	Louisiana-Pacific Corp.	217,397

Personal Products (0.0%†):
19,667	Coty, Inc., Class A*	157,533

Pharmaceuticals (6.7%):
113,570	Bristol-Myers Squibb Co.	8,744,890
6,194	Catalent, Inc.*	664,554
23,446	Elanco Animal Health, Inc.*	460,245
8,378	Eli Lilly & Co.	2,716,399
840	Horizon Therapeutics plc*	66,998
3,093	Jazz Pharmaceuticals plc*	482,539
140,388	Johnson & Johnson	24,920,274
78,591	Merck & Co., Inc.	7,165,142
13,648	Organon & Co.	460,620
7,132	Perrigo Co. plc	289,345
302,220	Pfizer, Inc.	15,845,395
19,606	Royalty Pharma plc, Class A	824,236
63,863	Viatris, Inc.	668,646

		63,309,283

Professional Services (0.6%):
1,291	CACI International, Inc., Class A*	363,778
27,106	Clarivate plc*	375,689
17,991	CoStar Group, Inc.*	1,086,836
13,408	Dun & Bradstreet Holdings, Inc.*	201,522
3,251	Equifax, Inc.	594,218
1,045	FTI Consulting, Inc.*	188,988
6,787	Jacobs Engineering Group, Inc.	862,831
2,591	KBR, Inc.	125,379

Shares		Value
Common Stocks, continued
Professional Services, continued
7,254	Leidos Holdings, Inc.	$730,550
2,922	ManpowerGroup, Inc.	223,270
18,832	Nielsen Holdings plc	437,279
857	Robert Half International, Inc.	64,181
3,195	Science Applications International Corp.	297,455
3,052	TransUnion	244,130

		5,796,106

Real Estate (0.0%†):
6,914	WeWork, Inc.*^	34,708

Real Estate Management & Development (0.2%):
9,023	CBRE Group, Inc., Class A*	664,183
2,028	Howard Hughes Corp. (The)*	138,005
2,702	Jones Lang LaSalle, Inc.*	472,472
20,580	Opendoor Technologies, Inc.*	96,932
2,902	Zillow Group, Inc., Class A*	92,313
8,220	Zillow Group, Inc., Class C*	260,985

		1,724,890

Road & Rail (0.8%):
468	AMERCO, Inc.	223,812
1,588	Avis Budget Group, Inc.*	233,563
86,869	CSX Corp.	2,524,413
12,443	Hertz Global Holdings, Inc.*^	197,097
582	J.B. Hunt Transport Services, Inc.	91,647
8,548	Knight-Swift Transportation Holdings, Inc.	395,687
281	Landstar System, Inc.	40,863
3,261	Lyft, Inc., Class A*	43,306
12,664	Norfolk Southern Corp.	2,878,400
2,829	Ryder System, Inc.	201,029
3,052	Schneider National, Inc., Class B	68,304
13,495	Uber Technologies, Inc.*	276,108

		7,174,229

Semiconductors & Semiconductor Equipment (2.5%):
18,309	Advanced Micro Devices, Inc.*	1,400,089
22,301	Analog Devices, Inc.	3,257,953
3,955	Azenta, Inc.	285,155
3,188	Cirrus Logic, Inc.*	231,257
5,678	First Solar, Inc.*	386,842
2,529	GLOBALFOUNDRIES, Inc.*^	102,020
218,816	Intel Corp.	8,185,907
45,275	Marvell Technology, Inc.	1,970,821
4,263	Microchip Technology, Inc.	247,595
48,422	Micron Technology, Inc.	2,676,768
2,964	MKS Instruments, Inc.	304,195
8,726	ON Semiconductor Corp.*	439,005
5,571	Qorvo, Inc.*	525,457
8,590	Skyworks Solutions, Inc.	795,778
794	Teradyne, Inc.	71,103
15,530	Texas Instruments, Inc.	2,386,184
6,346	Wolfspeed, Inc.*	402,654

		23,668,783

Software (1.5%):
2,198	ANSYS, Inc.*	525,959
5,212	Bill.com Holdings, Inc.*	573,007
5,505	CCC Intelligent Solutions Holdings, Inc.*	50,646
1,066	CDK Global, Inc.	58,385

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
5,906	Ceridian HCM Holding, Inc.*	$278,054
3,558	Citrix Systems, Inc.	345,731
1,774	Coupa Software, Inc.*	101,295
4,477	Guidewire Software, Inc.*	317,822
1,601	Informatica, Inc.*	33,253
1,110	Jamf Holding Corp.*	27,495
12,266	Mandiant, Inc.*	267,644
1,282	Manhattan Associates, Inc.*	146,917
2,409	nCino, Inc.*	74,486
19,325	NortonLifeLock, Inc.	424,377
5,355	Nutanix, Inc., Class A*	78,344
25,317	Oracle Corp.	1,768,899
2,512	Paycor HCM, Inc.*	65,312
916	Procore Technologies, Inc.*	41,577
40,448	Salesforce, Inc.*	6,675,538
2,715	SentinelOne, Inc., Class A*^	63,341
11,918	SS&C Technologies Holdings, Inc.	692,078
351	Tyler Technologies, Inc.*	116,701
18,095	UiPath, Inc., Class A*	329,148
3,357	Unity Software, Inc.*^	123,605
5,725	VMware, Inc., Class A	652,536
6,691	Zoom Video Communications, Inc., Class A*	722,427

		14,554,577

Specialty Retail (1.4%):
2,999	Advance Auto Parts, Inc.	519,097
2,105	AutoNation, Inc.*	235,255
97	AutoZone, Inc.*	208,465
12,764	Bath & Body Works, Inc.	343,607
7,376	Best Buy Co., Inc.	480,842
255	Burlington Stores, Inc.*	34,739
7,859	CarMax, Inc.*	711,082
3,213	Dick’s Sporting Goods, Inc.^	242,164
3,584	GameStop Corp., Class A*^	438,323
11,133	Gap, Inc. (The)	91,736
23,205	Home Depot, Inc. (The)	6,364,435
558	Leslie’s, Inc.*	8,471
1,541	Lithia Motors, Inc.	423,482
4,845	Lowe’s Cos., Inc.	846,276
2,066	O’Reilly Automotive, Inc.*	1,305,216
1,612	Penske Automotive Group, Inc.	168,760
4,468	Petco Health & Wellness Co., Inc.*^	65,858
578	RH*	122,686
10,623	Ross Stores, Inc.	746,053
1,388	Victoria’s Secret & Co.*	38,822
879	Williams-Sonoma, Inc.	97,525

		13,492,894

Technology Hardware, Storage & Peripherals (0.4%):
12,100	Dell Technologies, Inc., Class C	559,141
69,113	Hewlett Packard Enterprise Co.	916,438
30,451	HP, Inc.	998,184
6,436	NCR Corp.*	200,224
16,262	Western Digital Corp.*	729,026

		3,403,013

Textiles, Apparel & Luxury Goods (0.3%):
7,315	Capri Holdings, Ltd.*	299,988
2,168	Carter’s, Inc.	152,801

Shares or Principal Amount		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,918	Columbia Sportswear Co.	$137,290
169	Deckers Outdoor Corp.*	43,154
18,505	Hanesbrands, Inc.	190,416
3,459	PVH Corp.	196,817
2,360	Ralph Lauren Corp.	211,574
6,337	Skechers U.S.A., Inc., Class A*	225,471
12,710	Tapestry, Inc.	387,909
10,245	Under Armour, Inc., Class A*	85,341
10,506	Under Armour, Inc., Class C*	79,636
18,673	VF Corp.	824,786

		2,835,183

Thrifts & Mortgage Finance (0.0%†):
17,550	MGIC Investment Corp.	221,130
22,090	New York Community Bancorp, Inc.	201,682
2,177	TFS Financial Corp.	29,890

		452,702

Tobacco (1.3%):
96,845	Altria Group, Inc.	4,045,216
82,858	Philip Morris International, Inc.	8,181,399

		12,226,615

Trading Companies & Distributors (0.2%):
5,441	Air Lease Corp.	181,893
1,012	Core & Main, Inc., Class A*	22,568
2,453	MSC Industrial Direct Co., Inc.	184,245
1,159	SiteOne Landscape Supply, Inc.*	137,770
2,068	United Rentals, Inc.*	502,338
8,734	Univar Solutions, Inc.*	217,214
828	Watsco, Inc.	197,743
1,114	WESCO International, Inc.*	119,309

		1,563,080

Water Utilities (0.2%):
9,682	American Water Works Co., Inc.	1,440,391
12,026	Essential Utilities, Inc.	551,392

		1,991,783

Wireless Telecommunication Services (0.5%):
31,855	T-Mobile US, Inc.*	4,285,772

Total Common Stocks (Cost $829,564,559)		943,725,161

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
4,848,778	BlackRock Liquidity FedFund, Institutional Class, 0.19%(a)(b)	4,848,778

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,848,778)		4,848,778

Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
5,185,693	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(b)	5,185,693

Total Unaffiliated Investment Company (Cost $5,185,693)		5,185,693

Total Investment Securities (Cost $839,599,030) — 100.4%		953,759,632
Net other assets (liabilities) — (0.4)%		(4,265,982)

Net Assets — 100.0%		$949,493,650

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2022.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $4,585,935.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(b)	The rate represents the effective yield at June 30, 2022.

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	21	$3,978,975	$28,050

S&P Midcap 400 E-Mini September Futures (U.S. Dollar)	9/16/22	10	2,268,000	19,461

				$47,511

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$835,609,184
Investments in affiliates, at cost	3,989,846

Investments in non-affiliates, at value(a)	$948,890,357
Investments in affiliates, at value	4,869,275
Cash	76,028
Deposit at broker for futures contracts collateral	359,200
Interest and dividends receivable	1,146,777
Receivable for investments sold	11,000
Receivable for variation margin on futures contracts	(56,593)
Reclaims receivable	16,593
Receivable from Manager	73,274
Prepaid expenses	3,278

Total Assets	955,389,189

Liabilities:
Payable for capital shares redeemed	302,494
Payable for collateral received on loaned securities	4,848,778
Manager fees payable	358,223
Administration fees payable	145,943
Distribution fees payable	164,772
Custodian fees payable	3,622
Administrative and compliance services fees payable	1,140
Transfer agent fees payable	1,928
Trustee fees payable	9,533
Other accrued liabilities	59,106

Total Liabilities	5,895,539

Net Assets	$949,493,650

Net Assets Consist of:
Paid in capital	$677,447,706
Total distributable earnings	272,045,944

Net Assets	$949,493,650

Class 1
Net Assets	$181,590,408
Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,015,160
Net Asset Value (offering and redemption price per share)	$9.55

Class 2
Net Assets	$767,903,242
Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,863,019
Net Asset Value (offering and redemption price per share)	$13.27

(a)	Includes securities on loan of $4,585,935.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$11,773,877
Dividends from affiliates	75,650
Income from securities lending	10,967
Foreign withholding tax	(2,833)

Total Investment Income	11,857,661

Expenses:
Management fees	2,414,579
Administration fees	100,963
Distribution fees — Class 2	1,116,326
Custodian fees	16,974
Administrative and compliance services fees	7,147
Transfer agent fees	5,959
Trustee fees	28,305
Professional fees	22,905
Licensing fees	110,292
Shareholder reports	15,111
Other expenses	11,916

Total expenses before reductions	3,850,477
Less Management fees contractually waived	(493,900)

Net expenses	3,356,577

Net Investment Income/(Loss)	8,501,084

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	44,081,946
Net realized gains/(losses) on affiliated transactions	153,129
Net realized gains/(losses) on futures contracts	(787,685)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(198,282,269)
Change in net unrealized appreciation/depreciation on affiliated transactions	(2,609,877)
Change in net unrealized appreciation/depreciation on futures contracts	18,766

Net realized and Change in net unrealized gains/losses on investments	(157,425,990)

Change in Net Assets Resulting From Operations	$(148,924,906)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,501,084	$14,241,225
Net realized gains/(losses) on investments	43,447,390	104,726,700
Change in unrealized appreciation/depreciation on investments	(200,873,380)	107,385,792

Change in net assets resulting from operations	(148,924,906)	226,353,717

Distributions to Shareholders:
Class 1	—	(4,881,633)
Class 2	—	(14,354,281)

Change in net assets resulting from distributions to shareholders	—	(19,235,914)

Capital Transactions:
Class 1
Proceeds from shares issued	14,542	526,725
Proceeds from in-kind shares issued	—	59,450,043
Proceeds from dividends reinvested	—	4,881,633
Value of shares redeemed	(12,327,106)	(24,412,101)

Total Class 1 Shares	(12,312,564)	40,446,300

Class 2
Proceeds from shares issued	2,738,778	12,882,008
Proceeds from in-kind shares issued	—	265,078,553
Proceeds from dividends reinvested	—	14,354,271
Value of shares redeemed	(111,054,959)	(246,954,539)

Total Class 2 Shares	(108,316,181)	45,360,293

Change in net assets resulting from capital transactions	(120,628,745)	85,806,593

Change in net assets	(269,553,651)	292,924,396
Net Assets:
Beginning of period	1,219,047,301	926,122,905

End of period	$949,493,650	$1,219,047,301

Share Transactions:
Class 1
Shares issued	1,397	50,094
Shares from in-kind transactions	—	5,794,012
Dividends reinvested	—	470,292
Shares redeemed	(1,172,952)	(2,360,216)

Total Class 1 Shares	(1,171,555)	3,954,182

Class 2
Shares issued	183,590	863,525
Shares from in-kind transactions	—	18,696,734
Dividends reinvested	—	993,375
Shares redeemed	(7,579,596)	(17,752,163)

Total Class 2 Shares	(7,396,006)	2,801,471

Change in shares	(8,567,561)	6,755,653

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.98		$9.02		$9.75	$8.55	$10.65	$10.79

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.16	(a)	0.18 (a)	0.21 (a)	0.24	0.27
Net Realized and Unrealized Gains/(Losses) on Investments	(1.52)		2.04		(0.06)	1.94	(1.02)	1.08

Total from Investment Activities	(1.43)		2.20		0.12	2.15	(0.78)	1.35

Distributions to Shareholders From:
Net Investment Income	—		(0.20)		(0.27)	(0.30)	(0.30)	(0.10)
Net Realized Gains	—		(0.04)		(0.58)	(0.65)	(1.02)	(1.39)

Total Dividends	—		(0.24)		(0.85)	(0.95)	(1.32)	(1.49)

Net Asset Value, End of Period	$9.55		$10.98		$9.02	$9.75	$8.55	$10.65

Total Return(b)	(13.02	)%(c)	24.55%		2.25%	26.13%	(8.50)%	13.38%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$181,590		$221,723		$146,474	$165,337	$148,796	$185,903
Net Investment Income/(Loss)(d)	1.76%		1.52%		2.08%	2.21%	2.10%	2.07%
Expenses Before Reductions(d)(e)	0.50%		0.52%		0.52%	0.51%	0.50%	0.50%
Expenses Net of Reductions(d)	0.41%		0.43%		0.43%	0.43%	0.43%	0.45%
Portfolio Turnover Rate(f)	11%		38	%(g)	27%	15%	22%	12%

Class 2

Net Asset Value, Beginning of Period	$15.28		$12.48		$13.13	$11.22	$13.56	$13.39

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.18	(a)	0.21 (a)	0.25 (a)	0.28	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(2.12)		2.83		(0.04)	2.57	(1.34)	1.42

Total from Investment Activities	(2.01)		3.01		0.17	2.82	(1.06)	1.66

Distributions to Shareholders From:
Net Investment Income	—		(0.17)		(0.24)	(0.26)	(0.26)	(0.10)
Net Realized Gains	—		(0.04)		(0.58)	(0.65)	(1.02)	(1.39)

Total Dividends	—		(0.21)		(0.82)	(0.91)	(1.28)	(1.49)

Net Asset Value, End of Period	$13.27		$15.28		$12.48	$13.13	$11.22	$13.56

Total Return(b)	(13.15	)%(c)	24.25%		2.01%	25.86%	(8.72)%	13.02%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$767,903		$997,324		$779,649	$787,403	$720,365	$893,400
Net Investment Income/(Loss)(d)	1.50%		1.27%		1.83%	1.96%	1.85%	1.81%
Expenses Before Reductions(d)(e)	0.75%		0.77%		0.77%	0.76%	0.75%	0.75%
Expenses Net of Reductions(d)	0.66%		0.68%		0.68%	0.68%	0.68%	0.70%
Portfolio Turnover Rate(f)	11%		38	%(g)	27%	15%	22%	12%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)	Excludes impact of in-kind transactions.

See accompanying notes to the financial statements.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,134 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,848,778 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $6.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$47,511	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(787,685)	$18,766

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Value Index Fund, Class 1	0.44%	0.59%

AZL Russell 1000 Value Index Fund, Class 2	0.44%	0.84%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limits in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

At June 30, 2022, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$7,519,494	$356,282	$(549,753)	$153,129	$(2,609,877)	$4,869,275	7,995	$75,650	$—

	$7,519,494	$356,282	$(549,753)	$153,129	$(2,609,877)	$4,869,275	7,995	$75,650	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$943,725,161	$—	$—	$943,725,161
Short-Term Security Held as Collateral for Securities on Loan	4,848,778	—	—	4,848,778
Unaffiliated Investment Company	5,185,693	—	—	5,185,693

Total Investment Securities	953,759,632	—	—	953,759,632

Other Financial Instruments:*
Futures Contracts	47,511	—	—	47,511

Total Investments	$953,807,143	$—	$—	$953,807,143

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Value Index Fund	$116,148,735	$228,381,572

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $919,892,531. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$326,153,633
Unrealized (depreciation)	(22,108,995)

Net unrealized appreciation/(depreciation)	$304,044,638

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Value Index Fund	$19,235,914	$—	$19,235,914

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Value Index Fund	$33,537,374	$83,388,838	$—	$304,044,638	420,970,850

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

20

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL S&P 500 Index Fund, Class 1	$1,000.00	$799.50	$0.98	0.22%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$798.40	$2.10	0.47%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.70	$1.10	0.22%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.46	$2.36	0.47%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	26.5%

Health Care	15.0

Financials	10.8

Consumer Discretionary	10.5

Communication Services	8.8

Industrials	7.9

Consumer Staples	6.9

Energy	4.3

Utilities	3.1

Real Estate	2.9

Materials	2.6

Total Common Stocks	99.3

Unaffiliated Investment Company	0.6

Short-Term Security Held as Collateral for Securities on Loan	0.1

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.7%):
43,241	Boeing Co. (The)*	$5,911,910
17,999	General Dynamics Corp.	3,982,279
27,837	Howmet Aerospace, Inc.	875,474
2,885	Huntington Ingalls Industries, Inc.	628,411
15,099	L3harris Technologies, Inc.	3,649,428
18,414	Lockheed Martin Corp.	7,917,283
11,407	Northrop Grumman Corp.	5,459,048
115,202	Raytheon Technologies Corp.	11,072,064
17,072	Textron, Inc.	1,042,587
3,978	TransDigm Group, Inc.*	2,134,873

		42,673,357

Air Freight & Logistics (0.7%):
9,634	C.H. Robinson Worldwide, Inc.	976,599
12,548	Expeditors International of Washington, Inc.	1,222,928
18,539	FedEx Corp.	4,202,977
57,104	United Parcel Service, Inc., Class B	10,423,764

		16,826,268

Airlines (0.2%):
9,806	Alaska Air Group, Inc.*	392,730
54,592	American Airlines Group, Inc.*^	692,226
49,974	Delta Air Lines, Inc.*	1,447,747
46,707	Southwest Airlines Co.*	1,687,057
26,380	United Airlines Holdings, Inc.*	934,380

		5,154,140

Auto Components (0.1%):
21,224	Aptiv plc*	1,890,422
19,833	BorgWarner, Inc.	661,827

		2,552,249

Automobiles (2.0%):
306,081	Ford Motor Co.	3,406,682
112,654	General Motors Co.*	3,577,891
65,248	Tesla, Inc.*	43,939,308

		50,923,881

Banks (3.7%):
550,765	Bank of America Corp.	17,145,314
150,988	Citigroup, Inc.	6,943,938
38,137	Citizens Financial Group, Inc.	1,361,110
10,826	Comerica, Inc.	794,412
53,945	Fifth Third Bancorp	1,812,552
13,850	First Republic Bank	1,997,170
110,539	Huntington Bancshares, Inc.	1,329,784
228,361	JPMorgan Chase & Co.	25,715,732
72,869	KeyCorp	1,255,533
14,042	M&T Bank Corp.	2,238,154
32,157	PNC Financial Services Group, Inc. (The)	5,073,410
72,182	Regions Financial Corp.	1,353,413
4,642	Signature Bank	831,893
4,631	SVB Financial Group*	1,829,199
103,179	Truist Financial Corp.	4,893,780
104,080	U.S. Bancorp	4,789,762
294,707	Wells Fargo & Co.	11,543,673
12,106	Zions Bancorp	616,195

		91,525,024

Shares		Value
Common Stocks, continued
Beverages (1.9%):
14,194	Brown-Forman Corp., Class B	$995,851
303,720	Coca-Cola Co. (The)	19,107,025
12,713	Constellation Brands, Inc., Class C	2,962,892
57,353	Keurig Dr Pepper, Inc.	2,029,723
15,378	Molson Coors Brewing Co., Class B	838,255
29,105	Monster Beverage Corp.*	2,698,033
107,645	PepsiCo, Inc.	17,940,116

		46,571,895

Biotechnology (2.2%):
137,556	AbbVie, Inc.	21,068,077
41,535	Amgen, Inc.	10,105,465
11,425	Biogen, Inc.*	2,330,014
97,438	Gilead Sciences, Inc.	6,022,643
14,682	Incyte Corp.*	1,115,392
26,714	Moderna, Inc.*	3,816,095
8,428	Regeneron Pharmaceuticals, Inc.*	4,982,044
19,949	Vertex Pharmaceuticals, Inc.*	5,621,429

		55,061,159

Building Products (0.4%):
11,083	A. O. Smith Corp.	606,018
6,778	Allegion plc	663,566
66,522	Carrier Global Corp.	2,372,175
9,712	Fortune Brands Home & Security, Inc.	581,555
54,558	Johnson Controls International plc	2,612,237
17,465	Masco Corp.	883,729
18,282	Trane Technologies plc	2,374,283

		10,093,563

Capital Markets (2.9%):
8,382	Ameriprise Financial, Inc.	1,992,234
57,773	Bank of New York Mellon Corp. (The)	2,409,712
11,095	BlackRock, Inc., Class A+	6,757,299
8,359	Cboe Global Markets, Inc.	946,155
116,976	Charles Schwab Corp. (The)	7,390,544
27,762	CME Group, Inc.	5,682,881
3,120	FactSet Research Systems, Inc.	1,199,858
22,367	Franklin Resources, Inc.^	521,375
26,743	Goldman Sachs Group, Inc. (The)	7,943,206
43,054	Intercontinental Exchange, Inc.	4,048,798
25,908	Invesco, Ltd.	417,896
2,754	MarketAxess Holdings, Inc.	705,051
12,477	Moody’s Corp.	3,393,370
108,808	Morgan Stanley	8,275,936
6,420	MSCI, Inc.	2,646,003
8,664	Nasdaq, Inc.	1,321,607
16,773	Northern Trust Corp.	1,618,259
15,115	Raymond James Financial, Inc.	1,351,432
26,988	S&P Global, Inc.	9,096,575
27,803	State Street Corp.	1,714,055
17,849	T. Rowe Price Group, Inc.	2,027,825

		71,460,071

Chemicals (1.8%):
17,051	Air Products & Chemicals, Inc.	4,100,424
9,053	Albemarle Corp.	1,891,896
8,091	Celanese Corp.	951,582
16,134	CF Industries Holdings, Inc.	1,383,168

See accompanying notes to the financial statements.

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
56,498	Corteva, Inc.	$3,058,802
57,006	Dow, Inc.	2,942,080
39,184	DuPont de Nemours, Inc.	2,177,847
10,102	Eastman Chemical Co.	906,857
19,426	Ecolab, Inc.	2,986,942
9,400	FMC Corp.	1,005,894
19,629	International Flavors & Fragrances, Inc.	2,338,206
39,131	Linde plc	11,251,336
20,199	Lyondellbasell Industries NV	1,766,605
28,011	Mosaic Co. (The)	1,322,959
18,822	PPG Industries, Inc.	2,152,107
18,682	Sherwin-Williams Co. (The)	4,183,087

		44,419,792

Commercial Services & Supplies (0.5%):
6,763	Cintas Corp.	2,526,183
16,607	Copart, Inc.*	1,804,517
15,832	Republic Services, Inc.	2,071,934
17,773	Rollins, Inc.	620,633
29,712	Waste Management, Inc.	4,545,342

		11,568,609

Communications Equipment (0.8%):
17,950	Arista Networks, Inc.*	1,682,633
322,995	Cisco Systems, Inc.	13,772,507
4,606	F5, Inc.*	704,902
24,540	Juniper Networks, Inc.	699,390
12,980	Motorola Solutions, Inc.	2,720,608

		19,580,040

Construction & Engineering (0.1%):
11,259	Quanta Services, Inc.	1,411,203

Construction Materials (0.1%):
4,806	Martin Marietta Materials, Inc.	1,438,148
10,712	Vulcan Materials Co.	1,522,175

		2,960,323

Consumer Finance (0.5%):
47,427	American Express Co.	6,574,331
30,560	Capital One Financial Corp.	3,184,046
21,736	Discover Financial Services	2,055,791
39,614	Synchrony Financial	1,094,139

		12,908,307

Containers & Packaging (0.3%):
117,482	Amcor plc	1,460,301
6,348	Avery Dennison Corp.	1,027,551
25,173	Ball Corp.	1,731,147
28,817	International Paper Co.	1,205,415
7,374	Packaging Corp. of America	1,013,925
11,227	Sealed Air Corp.	648,023
19,064	Westrock Co.	759,510

		7,845,872

Distributors (0.1%):
10,690	Genuine Parts Co.	1,421,770
20,330	LKQ Corp.	998,000
3,115	Pool Corp.	1,094,081

		3,513,851

Shares		Value
Common Stocks, continued
Diversified Financial Services (1.5%):
140,667	Berkshire Hathaway, Inc., Class B*	$38,404,904

Diversified Telecommunication Services (1.2%):
557,663	AT&T, Inc.	11,688,616
75,116	Lumen Technologies, Inc.	819,516
326,641	Verizon Communications, Inc.	16,577,031

		29,085,163

Electric Utilities (2.0%):
19,907	Alliant Energy Corp.	1,166,749
40,118	American Electric Power Co., Inc.	3,848,921
25,173	Constellation Energy Corp.	1,441,406
60,331	Duke Energy Corp.	6,468,087
30,442	Edison International	1,925,152
15,840	Entergy Corp.	1,784,218
17,208	Evergy, Inc.	1,122,822
27,460	Eversource Energy	2,319,546
76,431	Exelon Corp.	3,463,853
44,059	FirstEnergy Corp.	1,691,425
152,556	NextEra Energy, Inc.	11,816,988
17,584	NRG Energy, Inc.	671,181
8,160	Pinnacle West Capital Corp.	596,659
55,372	PPL Corp.	1,502,242
82,865	Southern Co. (The)	5,909,103
42,818	Xcel Energy, Inc.	3,029,802

		48,758,154

Electrical Equipment (0.5%):
17,923	AMETEK, Inc.	1,969,559
31,361	Eaton Corp. plc	3,951,172
46,432	Emerson Electric Co.	3,693,201
5,135	Generac Holdings, Inc.*	1,081,328
8,821	Rockwell Automation, Inc.	1,758,114

		12,453,374

Electronic Equipment, Instruments & Components (0.6%):
46,438	Amphenol Corp., Class A	2,989,679
10,429	CDW Corp.	1,643,193
59,312	Corning, Inc.	1,868,921
14,266	Keysight Technologies, Inc.*	1,966,568
25,113	TE Connectivity, Ltd.	2,841,536
3,654	Teledyne Technologies, Inc.*	1,370,652
19,761	Trimble, Inc.*	1,150,683
4,024	Zebra Technologies Corp., Class A*	1,182,855

		15,014,087

Energy Equipment & Services (0.3%):
72,818	Baker Hughes Co.	2,102,255
68,803	Halliburton Co.	2,157,662
111,043	Schlumberger, Ltd.	3,970,898

		8,230,815

Entertainment (1.3%):
60,565	Activision Blizzard, Inc.	4,715,591
21,669	Electronic Arts, Inc.	2,636,034
10,709	Live Nation Entertainment, Inc.*	884,349
34,575	Netflix, Inc.*	6,046,130
12,364	Take-Two Interactive Software, Inc.*	1,514,961
141,661	Walt Disney Co. (The)*	13,372,798
173,590	Warner Bros Discovery, Inc.*	2,329,578

		31,499,441

See accompanying notes to the financial statements.

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts (2.8%):
11,822	Alexandria Real Estate Equities, Inc.	$1,714,545
35,360	American Tower Corp.	9,037,662
10,930	AvalonBay Communities, Inc.	2,123,152
11,553	Boston Properties, Inc.	1,027,986
8,170	Camden Property Trust	1,098,702
33,629	Crown Castle International Corp.	5,662,451
22,257	Digital Realty Trust, Inc.	2,889,626
29,637	Duke Realty Corp.	1,628,553
7,120	Equinix, Inc.	4,677,982
26,369	Equity Residential	1,904,369
5,141	Essex Property Trust, Inc.	1,344,423
10,439	Extra Space Storage, Inc.	1,775,883
5,376	Federal Realty Investment Trust	514,698
159	Gaming and Leisure Properties, Inc.	7,292
41,647	Healthpeak Properties, Inc.	1,079,074
54,807	Host Hotels & Resorts, Inc.	859,374
22,713	Iron Mountain, Inc.	1,105,896
50,676	Kimco Realty Corp.	1,001,865
9,118	Mid-America Apartment Communities, Inc.	1,592,641
57,578	Prologis, Inc.	6,774,052
11,801	Public Storage	3,689,819
46,775	Realty Income Corp.	3,192,861
11,891	Regency Centers Corp.	705,255
8,237	SBA Communications Corp.	2,636,252
26,022	Simon Property Group, Inc.	2,470,008
22,171	UDR, Inc.	1,020,753
30,195	Ventas, Inc.	1,552,929
74,875	VICI Properties, Inc.	2,230,526
12,354	Vornado Realty Trust	353,201
35,297	Welltower, Inc.	2,906,708
56,845	Weyerhaeuser Co.	1,882,706

		70,461,244

Food & Staples Retailing (1.5%):
34,503	Costco Wholesale Corp.	16,536,598
50,408	Kroger Co. (The)	2,385,811
39,909	Sysco Corp.	3,380,691
54,859	Walgreens Boots Alliance, Inc.	2,079,156
109,157	Walmart, Inc.	13,271,308

		37,653,564

Food Products (1.1%):
43,657	Archer-Daniels-Midland Co.	3,387,783
16,520	Campbell Soup Co.	793,786
38,734	Conagra Brands, Inc.	1,326,252
46,303	General Mills, Inc.	3,493,561
11,321	Hershey Co. (The)	2,435,826
22,068	Hormel Foods Corp.	1,045,141
8,067	JM Smucker Co. (The)	1,032,657
19,298	Kellogg Co.	1,376,719
55,643	Kraft Heinz Co. (The)	2,122,224
11,908	Lamb Weston Holdings, Inc.	850,946
18,875	McCormick & Co.	1,571,344
106,967	Mondelez International, Inc., Class A	6,641,581
22,769	Tyson Foods, Inc., Class A	1,959,500

		28,037,320

Gas Utilities (0.0%†):
11,041	Atmos Energy Corp.	1,237,696

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (3.3%):
136,139	Abbott Laboratories	$14,791,502
3,331	ABIOMED, Inc.*	824,456
5,768	Align Technology, Inc.*	1,365,113
39,787	Baxter International, Inc.	2,555,519
22,168	Becton Dickinson & Co.	5,465,077
111,428	Boston Scientific Corp.*	4,152,922
3,868	Cooper Cos., Inc. (The)	1,211,148
50,313	Danaher Corp.	12,755,352
16,949	DENTSPLY Sirona, Inc.	605,588
30,356	Dexcom, Inc.*	2,262,433
48,091	Edwards Lifesciences Corp.*	4,572,973
19,953	Hologic, Inc.*	1,382,743
6,447	IDEXX Laboratories, Inc.*	2,261,156
27,962	Intuitive Surgical, Inc.*	5,612,253
104,283	Medtronic plc	9,359,399
11,590	ResMed, Inc.	2,429,612
7,803	STERIS plc	1,608,588
26,108	Stryker Corp.	5,193,664
3,465	Teleflex, Inc.	851,870
5,916	West Pharmaceutical Services, Inc.	1,788,821
16,795	Zimmer Biomet Holdings, Inc.	1,764,483

		82,814,672

Health Care Providers & Services (3.5%):
12,091	AmerisourceBergen Corp.	1,710,635
21,526	Cardinal Health, Inc.	1,125,164
45,957	Centene Corp.*	3,888,422
24,669	Cigna Corp.	6,500,775
102,125	CVS Health Corp.	9,462,903
4,784	DaVita, Inc.*	382,529
18,664	Elevance Health, Inc.	9,006,873
17,690	HCA Healthcare, Inc.	2,972,981
10,783	Henry Schein, Inc.*	827,487
9,802	Humana, Inc.	4,588,022
7,054	Laboratory Corp. of America Holdings	1,653,176
11,302	McKesson Corp.	3,686,825
4,746	Molina Healthcare, Inc.*	1,327,029
8,850	Quest Diagnostics, Inc.	1,176,873
72,945	UnitedHealth Group, Inc.	37,466,740
5,147	Universal Health Services, Inc., Class B	518,354

		86,294,788

Hotels, Restaurants & Leisure (1.8%):
3,145	Booking Holdings, Inc.*	5,500,573
15,488	Caesars Entertainment, Inc.*	593,190
64,958	Carnival Corp., Class A*^	561,887
2,189	Chipotle Mexican Grill, Inc.*	2,861,592
9,899	Darden Restaurants, Inc.	1,119,775
2,803	Domino’s Pizza, Inc.	1,092,357
11,631	Expedia Group, Inc.*	1,102,968
21,755	Hilton Worldwide Holdings, Inc.	2,424,377
28,218	Las Vegas Sands Corp.*	947,843
21,585	Marriott International, Inc., Class A	2,935,776
57,501	McDonald’s Corp.	14,195,847
26,324	MGM Resorts International	762,080
31,090	Norwegian Cruise Line Holdings, Ltd.*	345,721
11,291	Penn National Gaming, Inc.*	343,472
17,687	Royal Caribbean Cruises, Ltd.*	617,453

See accompanying notes to the financial statements.

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
89,468	Starbucks Corp.	$6,834,460
8,959	Wynn Resorts, Ltd.*	510,484
22,353	Yum! Brands, Inc.	2,537,289

		45,287,144

Household Durables (0.3%):
24,692	DR Horton, Inc.	1,634,364
11,813	Garmin, Ltd.	1,160,627
19,873	Lennar Corp., Class A	1,402,438
3,740	Mohawk Industries, Inc.*	464,097
27,332	Newell Brands, Inc.	520,401
239	NVR, Inc.*	956,989
19,005	PulteGroup, Inc.	753,168
4,058	Whirlpool Corp.	628,462

		7,520,546

Household Products (1.5%):
19,556	Church & Dwight Co., Inc.	1,812,059
9,274	Clorox Co. (The)	1,307,448
64,611	Colgate-Palmolive Co.	5,177,926
26,132	Kimberly-Clark Corp.	3,531,740
186,513	Procter & Gamble Co. (The)	26,818,704

		38,647,877

Independent Power and Renewable Electricity Producers (0.0%†):
49,796	AES Corp. (The)	1,046,214

Industrial Conglomerates (0.9%):
44,419	3M Co.	5,748,263
85,537	General Electric Co.	5,446,141
52,928	Honeywell International, Inc.	9,199,415
8,246	Roper Technologies, Inc.	3,254,284

		23,648,103

Insurance (2.2%):
45,732	Aflac, Inc.	2,530,352
21,101	Allstate Corp. (The)	2,674,130
61,594	American International Group, Inc.	3,149,301
16,447	Aon plc, Class A	4,435,427
16,478	Arthur J. Gallagher & Co.	2,686,573
4,143	Assurant, Inc.	716,118
17,606	Brown & Brown, Inc.	1,027,134
32,944	Chubb, Ltd.	6,476,131
11,599	Cincinnati Financial Corp.	1,380,049
3,040	Everest Re Group, Ltd.	852,051
6,907	Globe Life, Inc.	673,225
24,955	Hartford Financial Services Group, Inc. (The)	1,632,806
12,289	Lincoln National Corp.	574,757
15,520	Loews Corp.	919,715
38,832	Marsh & McLennan Cos., Inc.	6,028,668
53,744	MetLife, Inc.	3,374,586
18,090	Principal Financial Group, Inc.	1,208,231
45,575	Progressive Corp. (The)	5,299,005
29,361	Prudential Financial, Inc.	2,809,260
18,723	Travelers Cos., Inc. (The)	3,166,621
8,668	Willis Towers Watson plc	1,710,976
16,283	WR Berkley Corp.	1,111,478

		54,436,594

Shares		Value
Common Stocks, continued
Interactive Media & Services (5.2%):
23,366	Alphabet, Inc., Class A*	$50,920,589
21,442	Alphabet, Inc., Class C*	46,903,303
22,124	Match Group, Inc.*	1,541,822
178,326	Meta Platforms, Inc., Class A*	28,755,067
59,308	Twitter, Inc.*	2,217,526

		130,338,307

Internet & Direct Marketing Retail (3.0%):
680,282	Amazon.com, Inc.*	72,252,751
43,529	eBay, Inc.	1,813,854
9,796	Etsy, Inc.*	717,165

		74,783,770

IT Services (4.3%):
49,175	Accenture plc, Class A	13,653,439
12,621	Akamai Technologies, Inc.*	1,152,676
32,398	Automatic Data Processing, Inc.	6,804,876
9,042	Broadridge Financial Solutions, Inc.	1,288,937
40,717	Cognizant Technology Solutions Corp., Class A	2,747,990
19,227	DXC Technology Co.*	582,770
4,575	EPAM Systems, Inc.*	1,348,619
47,348	Fidelity National Information Services, Inc.	4,340,391
45,233	Fiserv, Inc.*	4,024,380
5,871	FleetCor Technologies, Inc.*	1,233,556
6,099	Gartner, Inc.*	1,474,921
21,557	Global Payments, Inc.	2,385,066
70,091	International Business Machines Corp.	9,896,148
5,760	Jack Henry & Associates, Inc.	1,036,915
66,772	Mastercard, Inc., Class A	21,065,231
25,016	Paychex, Inc.	2,848,572
89,634	PayPal Holdings, Inc.*	6,260,039
7,524	VeriSign, Inc.*	1,258,991
127,958	Visa, Inc., Class A	25,193,651

		108,597,168

Leisure Products (0.0%†):
10,806	Hasbro, Inc.	884,795

Life Sciences Tools & Services (1.3%):
23,531	Agilent Technologies, Inc.	2,794,777
1,594	Bio-Rad Laboratories, Inc., Class A*	789,030
3,034	Bio-Techne Corp.	1,051,706
4,203	Charles River Laboratories International, Inc.*	899,316
12,135	Illumina, Inc.*	2,237,209
14,507	IQVIA Holdings, Inc.*	3,147,874
1,771	Mettler-Toledo International, Inc.*	2,034,472
9,956	PerkinElmer, Inc.	1,415,942
30,437	Thermo Fisher Scientific, Inc.	16,535,813
4,680	Waters Corp.*	1,548,986

		32,455,125

Machinery (1.5%):
41,471	Caterpillar, Inc.	7,413,356
10,891	Cummins, Inc.	2,107,735
21,733	Deere & Co.	6,508,381
10,899	Dover Corp.	1,322,267
28,747	Fortive Corp.	1,563,262
6,143	IDEX Corp.	1,115,753
21,901	Illinois Tool Works, Inc.	3,991,457
31,934	Ingersoll-Rand, Inc.	1,343,783

See accompanying notes to the financial statements.

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
4,010	Nordson Corp.	$811,784
32,794	Otis Worldwide Corp.	2,317,552
26,898	PACCAR, Inc.	2,214,781
9,945	Parker-Hannifin Corp.	2,446,967
12,489	Pentair plc	571,622
4,139	Snap-On, Inc.	815,507
11,738	Stanley Black & Decker, Inc.	1,230,847
13,708	Westinghouse Air Brake Technologies Corp.	1,125,153
14,298	Xylem, Inc.	1,117,818

		38,018,025

Media (0.9%):
9,005	Charter Communications, Inc., Class A*	4,219,113
347,596	Comcast Corp., Class A	13,639,667
20,778	DISH Network Corp., Class A*	372,549
23,080	Fox Corp., Class A	742,253
11,105	Fox Corp., Class B	329,818
31,245	Interpublic Group of Cos., Inc. (The)	860,175
27,741	News Corp., Class A	432,205
10,641	News Corp., Class B	169,085
16,247	Omnicom Group, Inc.	1,033,472
49,100	ViacomCBS, Inc., Class B	1,211,788

		23,010,125

Metals & Mining (0.4%):
112,255	Freeport-McMoRan, Inc.	3,284,581
62,065	Newmont Corp.	3,703,419
20,654	Nucor Corp.	2,156,484

		9,144,484

Multiline Retail (0.5%):
17,779	Dollar General Corp.	4,363,678
17,724	Dollar Tree, Inc.*	2,762,285
35,954	Target Corp.	5,077,784

		12,203,747

Multi-Utilities (1.0%):
19,931	Ameren Corp.	1,800,965
50,505	CenterPoint Energy, Inc.	1,493,938
22,446	CMS Energy Corp.	1,515,105
27,297	Consolidated Edison, Inc.	2,595,945
63,036	Dominion Energy, Inc.	5,030,903
15,489	DTE Energy Co.	1,963,231
32,465	NiSource, Inc.	957,393
38,301	Public Service Enterprise Group, Inc.	2,423,687
24,438	Sempra Energy	3,672,298
24,271	WEC Energy Group, Inc.	2,442,633

		23,896,098

Oil, Gas & Consumable Fuels (4.0%):
26,106	APA Corp.	911,099
152,768	Chevron Corp.	22,117,751
100,568	ConocoPhillips	9,032,012
63,100	Coterra Energy, Inc.	1,627,349
47,724	Devon Energy Corp.	2,630,070
12,972	Diamondback Energy, Inc.	1,571,558
45,788	EOG Resources, Inc.	5,056,827
327,533	Exxon Mobil Corp.	28,049,926
21,350	Hess Corp.	2,261,819
152,657	Kinder Morgan, Inc.	2,558,531

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
55,024	Marathon Oil Corp.	$1,236,939
42,063	Marathon Petroleum Corp.	3,457,999
69,404	Occidental Petroleum Corp.	4,086,508
34,929	ONEOK, Inc.	1,938,559
37,406	Phillips 66	3,066,918
17,496	Pioneer Natural Resources Co.	3,903,008
31,871	Valero Energy Corp.	3,387,250
95,332	Williams Cos., Inc.	2,975,312

		99,869,435

Personal Products (0.2%):
17,929	Estee Lauder Cos., Inc. (The), Class A	4,565,978

Pharmaceuticals (4.8%):
165,539	Bristol-Myers Squibb Co.	12,746,503
14,358	Catalent, Inc.*	1,540,470
61,318	Eli Lilly & Co.	19,881,135
204,402	Johnson & Johnson	36,283,399
196,540	Merck & Co., Inc.	17,918,552
20,691	Organon & Co.	698,321
436,730	Pfizer, Inc.	22,897,754
98,332	Viatris, Inc.	1,029,536
36,592	Zoetis, Inc.	6,289,799

		119,285,469

Professional Services (0.3%):
9,455	Equifax, Inc.	1,728,185
10,036	Jacobs Engineering Group, Inc.	1,275,877
10,549	Leidos Holdings, Inc.	1,062,390
28,405	Nielsen Holdings plc	659,564
8,628	Robert Half International, Inc.	646,151
12,235	Verisk Analytics, Inc.	2,117,756

		7,489,923

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	—
25,068	CBRE Group, Inc., Class A*	1,845,255

		1,845,255

Road & Rail (0.9%):
169,053	CSX Corp.	4,912,680
6,246	J.B. Hunt Transport Services, Inc.	983,558
18,499	Norfolk Southern Corp.	4,204,638
7,199	Old Dominion Freight Line, Inc.	1,844,960
48,830	Union Pacific Corp.	10,414,462

		22,360,298

Semiconductors & Semiconductor Equipment (5.2%):
125,998	Advanced Micro Devices, Inc.*	9,635,067
40,670	Analog Devices, Inc.	5,941,480
68,746	Applied Materials, Inc.	6,254,511
31,745	Broadcom, Inc.	15,422,039
10,513	Enphase Energy, Inc.*	2,052,558
318,774	Intel Corp.	11,925,335
11,465	KLA Corp.	3,658,252
10,825	Lam Research Corp.	4,613,074
43,093	Microchip Technology, Inc.	2,502,842
86,325	Micron Technology, Inc.	4,772,046
3,381	Monolithic Power Systems, Inc.	1,298,439
194,986	NVIDIA Corp.	29,557,928

See accompanying notes to the financial statements.

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
20,401	NXP Semiconductors NV	$3,019,960
33,784	ON Semiconductor Corp.*	1,699,673
8,768	Qorvo, Inc.*	826,998
87,082	Qualcomm, Inc.	11,123,855
12,216	Skyworks Solutions, Inc.	1,131,690
4,363	SolarEdge Technologies, Inc.*	1,194,066
12,504	Teradyne, Inc.	1,119,733
71,811	Texas Instruments, Inc.	11,033,760

		128,783,306

Software (8.8%):
36,702	Adobe, Inc.*	13,435,134
6,750	ANSYS, Inc.*	1,615,207
16,710	Autodesk, Inc.*	2,873,452
21,100	Cadence Design Systems, Inc.*	3,165,633
10,915	Ceridian HCM Holding, Inc.*	513,878
9,626	Citrix Systems, Inc.	935,358
51,045	Fortinet, Inc.*	2,888,126
22,033	Intuit, Inc.	8,492,400
581,510	Microsoft Corp.	149,349,213
46,425	NortonLifeLock, Inc.	1,019,493
122,311	Oracle Corp.	8,545,870
3,595	Paycom Software, Inc.*	1,007,031
8,131	PTC, Inc.*	864,651
77,249	Salesforce, Inc.*	12,749,175
15,640	ServiceNow, Inc.*	7,437,133
11,960	Synopsys, Inc.*	3,632,252
3,188	Tyler Technologies, Inc.*	1,059,946

		219,583,952

Specialty Retail (2.1%):
4,806	Advance Auto Parts, Inc.	831,871
1,543	AutoZone, Inc.*	3,316,092
17,946	Bath & Body Works, Inc.	483,106
15,743	Best Buy Co., Inc.	1,026,286
13,004	CarMax, Inc.*	1,176,602
80,346	Home Depot, Inc. (The)	22,036,498
51,403	Lowe’s Cos., Inc.	8,978,562
5,110	O’Reilly Automotive, Inc.*	3,228,294
27,636	Ross Stores, Inc.	1,940,876
91,261	TJX Cos., Inc. (The)	5,096,927
8,506	Tractor Supply Co.	1,648,888
4,061	Ulta Beauty, Inc.*	1,565,434

		51,329,436

Technology Hardware, Storage & Peripherals (6.8%):
1,195,508	Apple, Inc.	163,449,854
102,323	Hewlett Packard Enterprise Co.	1,356,803

Shares or Principal Amount		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
81,901	HP, Inc.	$2,684,715
17,436	NetApp, Inc.	1,137,525
15,435	Seagate Technology Holdings plc	1,102,676
25,414	Western Digital Corp.*	1,139,309

		170,870,882

Textiles, Apparel & Luxury Goods (0.5%):
98,620	NIKE, Inc., Class B	10,078,964
4,567	PVH Corp.	259,862
3,585	Ralph Lauren Corp.	321,395
18,776	Tapestry, Inc.	573,044
24,457	VF Corp.	1,080,266

		12,313,531

Tobacco (0.7%):
139,743	Altria Group, Inc.	5,837,065
120,526	Philip Morris International, Inc.	11,900,737

		17,737,802

Trading Companies & Distributors (0.2%):
44,858	Fastenal Co.	2,239,311
5,574	United Rentals, Inc.*	1,353,980
3,285	W.W. Grainger, Inc.	1,492,803

		5,086,094

Water Utilities (0.1%):
13,969	American Water Works Co., Inc.	2,078,168

Wireless Telecommunication Services (0.2%):
45,900	T-Mobile US, Inc.*	6,175,386

Total Common Stocks (Cost $1,166,235,291)		2,480,287,863

Short-Term Security Held as Collateral for Securities on Loan (0.1%):
1,756,647	BlackRock Liquidity FedFund, Institutional Class, 0.19%(b)(c)	1,756,647

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,756,647)		1,756,647

Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
15,439,145	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(c)	15,439,145

Total Unaffiliated Investment Company (Cost $15,439,145)		15,439,145

Total Investment Securities (Cost $1,183,431,083) — 100.0%		2,497,483,655
Net other assets (liabilities) — 0.0%†		(490,634)

Net Assets — 100.0%		$2,496,993,021

Percentages indicated are based on net assets as of June 30, 2022.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,669,479.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(c)	The rate represents the effective yield at June 30, 2022.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the financial statements.

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/16/22	92	$17,431,700	$151,345

				$151,345

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,179,895,390
Investments in affiliates, at cost	3,535,693

Investments in non-affiliates, at value(a)	$2,490,726,356
Investments in affiliates, at value	6,757,299
Cash	8,623
Deposit at broker for futures contracts collateral	976,000
Interest and dividends receivable	1,945,513
Foreign currency, at value (cost $116,703)	108,825
Reclaims receivable	69,391
Prepaid expenses	9,154

Total Assets	2,500,601,161

Liabilities:
Payable for capital shares redeemed	207,724
Payable for collateral received on loaned securities	1,756,647
Payable for variation margin on futures contracts	146,581
Manager fees payable	399,618
Administration fees payable	377,155
Distribution fees payable	514,943
Custodian fees payable	8,470
Administrative and compliance services fees payable	3,331
Transfer agent fees payable	2,478
Trustee fees payable	28,390
Other accrued liabilities	162,803

Total Liabilities	3,608,140

Net Assets	$2,496,993,021

Net Assets Consist of:
Paid in capital	$735,065,242
Total distributable earnings	1,761,927,779

Net Assets	$2,496,993,021

Class 1
Net Assets	$73,559,782
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,734,440
Net Asset Value (offering and redemption price per share)	$19.70

Class 2
Net Assets	$2,423,433,239
Shares of beneficial interest (unlimited number of shares authorized, no par value)	124,387,191
Net Asset Value (offering and redemption price per share)	$19.48

(a)	Includes securities on loan of $1,669,479.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends from non-affiliates	$22,264,284
Dividends from affiliates	110,859
Interest	7
Income from securities lending	969
Foreign tax reclaims received	36,595

Total Investment Income	22,412,714

Expenses:
Management fees	2,457,288
Administration fees	245,154
Distribution fees — Class 2	3,506,947
Custodian fees	33,426
Administrative and compliance services fees	18,556
Transfer agent fees	6,532
Trustee fees	73,439
Professional fees	59,189
Licensing fees	290,421
Shareholder reports	26,705
Other expenses	30,363

Total expenses	6,748,020

Net Investment Income/(Loss)	15,664,694

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	110,618,938
Net realized gains/(losses) on affiliated transactions	146,133
Net realized gains/(losses) on futures contracts	(3,191,377)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(766,427,618)
Change in net unrealized appreciation/depreciation on affiliated transactions	(3,666,275)
Change in net unrealized appreciation/depreciation on futures contracts	35,457

Net realized and Change in net unrealized gains/losses on investments	(662,484,742)

Change in Net Assets Resulting From Operations	$(646,820,048)

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$15,664,694	$28,291,652
Net realized gains/(losses) on investments	107,573,694	331,563,957
Change in unrealized appreciation/depreciation on investments	(770,058,436)	415,669,129

Change in net assets resulting from operations	(646,820,048)	775,524,738

Distributions to Shareholders:
Class 1	—	(6,066,971)
Class 2	—	(202,617,986)

Change in net assets resulting from distributions to shareholders	—	(208,684,957)

Capital Transactions:
Class 1
Proceeds from shares issued	9,227	357,240
Proceeds from dividends reinvested	—	6,066,971
Value of shares redeemed	(6,444,997)	(10,698,137)

Total Class 1 Shares	(6,435,770)	(4,273,926)

Class 2
Proceeds from shares issued	5,623,286	432,554,811
Proceeds from dividends reinvested	—	202,617,985
Value of shares redeemed	(188,412,074)	(702,400,057)

Total Class 2 Shares	(182,788,788)	(67,227,261)

Change in net assets resulting from capital transactions	(189,224,558)	(71,501,187)

Change in net assets	(836,044,606)	495,338,594
Net Assets:
Beginning of period	3,333,037,627	2,837,699,033

End of period	$2,496,993,021	$3,333,037,627

Share Transactions:
Class 1
Shares issued	450	15,874
Dividends reinvested	—	269,643
Shares redeemed	(289,516)	(465,681)

Total Class 1 Shares	(289,066)	(180,164)

Class 2
Shares issued	260,490	18,802,260
Dividends reinvested	—	9,090,084
Shares redeemed	(8,402,760)	(30,537,117)

Total Class 2 Shares	(8,142,270)	(2,644,773)

Change in shares	(8,431,336)	(2,824,937)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$24.64		$20.53	$18.39	$14.72	$16.25	$14.15

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.26 (a)	0.28 (a)	0.31 (a)	0.29 (a)	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(5.09)		5.42	2.90	4.20	(0.96)	2.71

Total from Investment Activities	(4.94)		5.68	3.18	4.51	(0.67)	2.99

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.35)	(0.31)	(0.31)	(0.17)
Net Realized Gains	—		(1.28)	(0.69)	(0.53)	(0.55)	(0.72)

Total Dividends	—		(1.57)	(1.04)	(0.84)	(0.86)	(0.89)

Net Asset Value, End of Period	$19.70		$24.64	$20.53	$18.39	$14.72	$16.25

Total Return(b)	(20.05	)%(c)	28.42%	17.82%	31.27%	(4.63)%	21.60%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$73,560		$99,137	$86,300	$70,738	$62,599	$76,049
Net Investment Income/(Loss)(d)	1.33%		1.15%	1.53%	1.81%	1.74%	1.83%
Expenses Before Reductions(d)(e)	0.22%		0.24%	0.25%	0.24%	0.23%	0.23%
Expenses Net of Reductions(d)	0.22%		0.24%	0.25%	0.24%	0.23%	0.23%
Portfolio Turnover Rate(f)	1%		17%	10%	3%	4%	2%

Class 2

Net Asset Value, Beginning of Period	$24.40		$20.35	$18.24	$14.61	$16.13	$14.06

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.20 (a)	0.24 (a)	0.26 (a)	0.25 (a)	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(5.04)		5.37	2.86	4.17	(0.95)	2.70

Total from Investment Activities	(4.92)		5.57	3.10	4.43	(0.70)	2.94

Distributions to Shareholders From:
Net Investment Income	—		(0.24)	(0.30)	(0.27)	(0.27)	(0.15)
Net Realized Gains	—		(1.28)	(0.69)	(0.53)	(0.55)	(0.72)

Total Dividends	—		(1.52)	(0.99)	(0.80)	(0.82)	(0.87)

Net Asset Value, End of Period	$19.48		$24.40	$20.35	$18.24	$14.61	$16.13

Total Return(b)	(20.16	)%(c)	28.12%	17.50%	30.89%	(4.84)%	21.36%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,423,433		$3,233,900	$2,751,399	$2,719,291	$2,370,547	$2,788,345
Net Investment Income/(Loss)(d)	1.08%		0.89%	1.31%	1.56%	1.49%	1.58%
Expenses Before Reductions(d)(e)	0.47%		0.49%	0.50%	0.49%	0.48%	0.48%
Expenses Net of Reductions(d)	0.47%		0.49%	0.50%	0.49%	0.48%	0.48%
Portfolio Turnover Rate(f)	1%		17%	10%	3%	4%	2%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $96 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,756,647 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $12.2 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$151,345	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(3,191,377)	$35,457

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL S&P 500 Index Fund, Class 1	0.17%	0.46%
AZL S&P 500 Index Fund, Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

At June 30, 2022, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2022	Shares as of 6/30/2022	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$10,740,434	$—	$(462,993)	$146,133	$(3,666,275)	$6,757,299	11,095	$110,859	$—

	$10,740,434	$—	$(462,993)	$146,133	$(3,666,275)	$6,757,299	11,095	$110,859	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$2,480,287,863	$—	$—	#	$2,480,287,863
Short-Term Security Held as Collateral for Securities on Loan	1,756,647	—	—		1,756,647
Unaffiliated Investment Company	15,439,145	—	—		15,439,145

Total Investment Securities	2,497,483,655	—	—		2,497,483,655

Other Financial Instruments:*
Futures Contracts	151,345	—	—		151,345

Total Investments	$2,497,635,000	$—	$—		$2,497,635,000

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2022.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL S&P 500 Index Fund	$30,353,531	$205,728,528

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,282,794,627. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$2,066,341,139
Unrealized (depreciation)	(16,267,945)

Net unrealized appreciation/(depreciation)	$2,050,073,194

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL S&P 500 Index Fund	$37,011,304	$171,673,653	$208,684,957

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL S&P 500 Index Fund	$31,980,442	$326,695,822	$—	$2,050,071,563	$2,408,747,827

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

Statement Regarding the Trust’s Liquidity Risk Management Program Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$808.50	$1.43	0.32%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$807.40	$2.55	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.21	$1.61	0.32%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.97	$2.86	0.57%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	18.1%

Industrials	15.9

Information Technology	13.4

Health Care	12.4

Consumer Discretionary	11.4

Real Estate	7.8

Consumer Staples	5.5

Materials	5.4

Energy	5.2

Utilities	2.3

Communication Services	2.1

Total Common Stocks	99.5

Short-Term Security Held as Collateral for Securities on Loan	1.1

Unaffiliated Investment Company	0.4

Total Investment Securities	101.0

Net other assets (liabilities)	(1.0)

Net Assets	100.0%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (1.2%):
24,801	AAR Corp.*	$1,037,674
56,098	Aerojet Rocketdyne Holdings, Inc.*	2,277,579
17,479	AeroVironment, Inc.*	1,436,774
21,741	Moog, Inc., Class A	1,726,018
3,705	National Presto Industries, Inc.	243,196
14,569	Park Aerospace Corp., Class C	185,900
48,862	Triumph Group, Inc.*	649,376

		7,556,517

Air Freight & Logistics (0.7%):
19,652	Atlas Air Worldwide Holdings, Inc.*	1,212,725
20,136	Forward Air Corp.	1,851,706
25,485	Hub Group, Inc., Class A*	1,807,906

		4,872,337

Airlines (0.4%):
11,489	Allegiant Travel Co.*	1,299,291
38,466	Hawaiian Holdings, Inc.*	550,448
37,872	SkyWest, Inc.*	804,780

		2,654,519

Auto Components (1.4%):
86,330	American Axle & Manufacturing Holdings, Inc.*	650,065
21,216	Dorman Products, Inc.*	2,327,607
24,836	Gentherm, Inc.*	1,550,015
19,051	LCI Industries	2,131,426
14,628	Motorcar Parts of America, Inc.*	191,919
16,383	Patrick Industries, Inc.	849,295
14,237	Standard Motor Products, Inc.	640,523
12,373	XPEL, Inc.*	568,292

		8,909,142

Automobiles (0.2%):
24,569	Winnebago Industries, Inc.	1,193,071

Banks (9.8%):
14,206	Allegiance Bancshares, Inc.	536,419
49,448	Ameris Bancorp	1,986,821
39,725	Banc of California, Inc.	699,954
14,374	BancFirst Corp.	1,375,736
42,407	Bancorp, Inc. (The)*	827,785
61,309	BankUnited, Inc.	2,180,761
25,769	Banner Corp.	1,448,475
35,474	Berkshire Hills Bancorp, Inc.	878,691
58,070	Brookline Bancorp, Inc.	772,912
20,653	Central Pacific Financial Corp.	443,007
11,217	City Holding Co.	896,014
58,359	Columbia Banking System, Inc.	1,671,985
40,412	Community Bank System, Inc.	2,557,271
22,960	Customers Bancorp, Inc.*	778,344
99,394	CVB Financial Corp.	2,465,965
24,123	Dime Community Bancshares, Inc.	715,247
24,148	Eagle Bancorp, Inc.	1,144,857
26,556	FB Financial Corp.	1,041,526
148,059	First BanCorp	1,911,442
25,915	First Bancorp/Southern Pines NC	904,433
70,701	First Commonwealth Financial Corp.	948,807
71,380	First Financial Bancorp	1,384,772
95,997	First Hawaiian, Inc.	2,180,092
23,375	Hanmi Financial Corp.	524,535

Shares		Value
Common Stocks, continued
Banks, continued
26,760	Heritage Financial Corp.	$673,282
37,266	Hilltop Holdings, Inc.	993,512
90,250	Hope BanCorp, Inc.	1,249,060
35,066	Independent Bank Corp.	2,785,292
27,253	Independent Bank Group, Inc.	1,850,751
19,000	Lakeland Financial Corp.	1,261,980
22,525	National Bank Holdings Corp.	862,032
32,103	NBT Bancorp, Inc.	1,206,752
36,433	OFG Bancorp	925,398
71,161	Pacific Premier Bancorp, Inc.	2,080,748
10,841	Park National Corp.	1,314,471
8,051	Preferred Bank Los Angeles	547,629
41,903	Renasant Corp.	1,207,225
29,505	S&T Bancorp, Inc.	809,322
45,905	Seacoast Banking Corp of Florida	1,516,701
36,627	ServisFirst Bancshares, Inc.	2,890,603
95,138	Simmons First National Corp., Class A	2,022,634
24,079	Southside Bancshares, Inc.	901,036
8,819	Tompkins Financial Corp.	635,850
17,728	Triumph BanCorp, Inc.*	1,109,064
46,074	Trustmark Corp.	1,344,900
78,684	United Community Banks, Inc.	2,375,470
40,416	Veritex Holdings, Inc.	1,182,572
20,153	Westamerica BanCorp	1,121,716

		63,143,851

Beverages (0.9%):
28,915	Celsius Holdings, Inc.*	1,886,993
3,450	Coca-Cola Consolidated, Inc.	1,945,455
9,486	MGP Ingredients, Inc.	949,454
17,650	National Beverage Corp.	863,791

		5,645,693

Biotechnology (2.7%):
34,679	Arcus Biosciences, Inc.*	878,766
46,221	Avid Bioservices, Inc.*	705,333
31,751	Cara Therapeutics, Inc.*	289,887
49,247	Coherus Biosciences, Inc.*	356,548
63,663	Cytokinetics, Inc.*	2,501,319
85,361	Dynavax Technologies Corp.*^	1,074,695
8,377	Eagle Pharmaceuticals, Inc.*	372,190
33,521	Emergent BioSolutions, Inc.*	1,040,492
13,590	Enanta Pharmaceuticals, Inc.*	642,399
115,319	Ironwood Pharmaceuticals, Inc.*	1,329,628
15,474	iTeos Therapeutics, Inc.*	318,764
12,674	Ligand Pharmaceuticals, Inc.*	1,130,774
60,248	Myriad Genetics, Inc.*	1,094,706
48,363	Organogenesis Holdings, Inc.*	236,012
28,220	REGENXBIO, Inc.*	697,034
27,808	Uniqure NV*	518,341
42,592	Vanda Pharmaceuticals, Inc.*	464,253
35,452	Vericel Corp.*	892,681
55,464	Vir Biotechnology, Inc.*	1,412,668
44,645	Xencor, Inc.*	1,221,934

		17,178,424

Building Products (1.9%):
31,384	AAON, Inc.	1,718,588
12,589	American Woodmark Corp.*	566,631

See accompanying notes to the financial statements.

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
16,639	Apogee Enterprises, Inc.	$652,582
24,582	Gibraltar Industries, Inc.*	952,553
35,969	Griffon Corp.	1,008,211
14,571	Insteel Industries, Inc.	490,606
45,324	PGT Innovations, Inc.*	754,191
25,027	Quanex Building Products Corp.	569,364
108,994	Resideo Technologies, Inc.*	2,116,663
46,936	UFP Industries, Inc.	3,198,219

		12,027,608

Capital Markets (0.9%):
12,068	B Riley Financial, Inc.	509,873
35,418	Blucora, Inc.*	653,816
29,713	Brightsphere Investment Group, Inc.	535,131
20,971	Donnelley Financial Solutions, Inc.*	614,241
10,603	Piper Sandler Cos.	1,201,956
12,972	StoneX Group, Inc.*	1,012,724
5,266	Virtus Investment Partners, Inc.	900,591
82,398	WisdomTree Investments, Inc.	417,758

		5,846,090

Chemicals (2.8%):
21,321	AdvanSix, Inc.	712,974
20,095	American Vanguard Corp.	449,123
24,075	Balchem Corp.	3,123,491
19,113	Futurefuel Corp.	139,143
40,459	GCP Applied Technologies, Inc.*	1,265,558
39,769	H.B. Fuller Co.	2,394,491
14,173	Hawkins, Inc.	510,653
18,684	Innospec, Inc.	1,789,740
15,849	Koppers Holdings, Inc.	358,821
121,246	Livent Corp.*	2,751,072
10,165	Quaker Chemical Corp.	1,519,871
48,369	Rayonier Advanced Materials, Inc.*	126,727
15,926	Stepan Co.	1,614,100
18,322	Tredegar Corp.	183,220
27,099	Trinseo PLC	1,042,228

		17,981,212

Commercial Services & Supplies (1.9%):
50,126	ABM Industries, Inc.	2,176,471
36,031	Brady Corp., Class A	1,702,104
32,357	Deluxe Corp.	701,176
55,498	Healthcare Services Group, Inc.	966,220
31,772	HNI Corp.	1,102,171
44,813	Interface, Inc.	561,955
91,103	KAR Auction Services, Inc.*	1,345,591
23,897	Matthews International Corp., Class A	685,127
101,264	Pitney Bowes, Inc.	366,576
11,380	UniFirst Corp.	1,959,408
15,614	Viad Corp.*	431,103

		11,997,902

Communications Equipment (1.6%):
36,918	ADTRAN, Inc.	647,172
27,030	CalAmp Corp.*	112,715
20,238	Comtech Telecommunications Corp.	183,559
26,336	Digi International, Inc.*	637,858
98,507	Extreme Networks, Inc.*	878,682

Shares		Value
Common Stocks, continued
Communications Equipment, continued
77,887	Harmonic, Inc.*	$675,280
23,157	InterDigital, Inc.	1,407,946
21,568	NETGEAR, Inc.*	399,439
55,344	NetScout Systems, Inc.*	1,873,394
32,373	Plantronics, Inc.*	1,284,561
170,785	Viavi Solutions, Inc.*	2,259,486

		10,360,092

Construction & Engineering (1.1%):
36,222	Arcosa, Inc.	1,681,787
26,973	Comfort Systems USA, Inc.	2,242,805
34,005	Granite Construction, Inc.	990,906
12,743	MYR Group, Inc.*	1,123,041
8,965	NV5 Global, Inc.*	1,046,574

		7,085,113

Consumer Finance (0.8%):
18,185	Encore Capital Group, Inc.*	1,050,547
24,408	Enova International, Inc.*	703,439
40,117	EZCORP, Inc., Class A*	301,279
40,638	Green Dot Corp., Class A*	1,020,420
29,828	PRA Group, Inc.*	1,084,546
40,511	PROG Holdings, Inc.*	668,432
2,739	World Acceptance Corp.*	307,425

		5,136,088

Containers & Packaging (0.3%):
27,308	Myers Industries, Inc.	620,711
117,102	O-I Glass, Inc.*	1,639,428

		2,260,139

Diversified Consumer Services (0.5%):
33,841	Adtalem Global Education, Inc.*	1,217,261
13,338	American Public Education, Inc.*	215,542
52,275	Perdoceo Education Corp.*	615,799
17,197	Strategic Education, Inc.	1,213,764
41,035	WW International, Inc.*	262,214

		3,524,580

Diversified Telecommunication Services (0.4%):
8,144	ATN International, Inc.	382,035
32,129	Cogent Communications Holdings, Inc.	1,952,158
53,816	Consolidated Communications Holdings, Inc.*	376,712

		2,710,905

Electrical Equipment (0.4%):
18,506	AZZ, Inc.	755,415
14,788	Encore Wire Corp.	1,536,769
6,571	Powell Industries, Inc.	153,564

		2,445,748

Electronic Equipment, Instruments & Components (3.7%):
64,823	Arlo Technologies, Inc.*	406,440
21,940	Badger Meter, Inc.	1,774,726
26,646	Benchmark Electronics, Inc.	601,134
24,054	CTS Corp.	819,039
20,155	ePlus, Inc.*	1,070,634
27,575	Fabrinet*	2,236,332
13,689	FARO Technologies, Inc.*	422,032
26,292	Insight Enterprises, Inc.*	2,268,474
33,779	Itron, Inc.*	1,669,696

See accompanying notes to the financial statements.

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
68,781	Knowles Corp.*	$1,191,975
27,683	Methode Electronics, Inc., Class A	1,025,378
11,882	OSI Systems, Inc.*	1,015,198
8,281	PC Connection, Inc.	364,778
20,782	Plexus Corp.*	1,631,387
14,040	Rogers Corp.*	3,679,744
45,609	Sanmina Corp.*	1,857,654
18,915	ScanSource, Inc.*	589,013
75,720	TTM Technologies, Inc.*	946,500

		23,570,134

Energy Equipment & Services (2.0%):
102,046	Archrock, Inc.	843,920
17,434	Bristow Group, Inc.*	407,956
35,087	Core Laboratories NV	695,073
15,007	DMC Global, Inc.*	270,576
25,876	Dril-Quip, Inc.*	667,601
106,859	Helix Energy Solutions Group, Inc.*	331,263
78,925	Helmerich & Payne, Inc.	3,398,511
6,632	Nabors Industries, Ltd.*	888,025
75,606	Oceaneering International, Inc.*	807,472
45,794	Oil States International, Inc.*	248,204
162,144	Patterson-UTI Energy, Inc.	2,555,389
63,223	Propetro Holding Corp.*	632,230
52,775	RPC, Inc.*	364,675
57,027	U.S. Silica Holdings, Inc.*	651,248

		12,762,143

Entertainment (0.2%):
80,690	Cinemark Holdings, Inc.*	1,211,964
16,500	Marcus Corp.*	243,705

		1,455,669

Equity Real Estate Investment Trusts (7.4%):
71,127	Acadia Realty Trust	1,111,004
56,351	Agree Realty Corp.	4,064,598
54,482	Alexander & Baldwin, Inc.	977,952
39,470	American Assets Trust, Inc.	1,172,259
51,775	Armada Hoffler Properties, Inc.	664,791
128,472	Brandywine Realty Trust	1,238,470
73,031	CareTrust REIT, Inc.	1,346,692
11,312	Centerspace	922,494
36,585	Chatham Lodging Trust*	382,313
17,655	Community Healthcare Trust, Inc.	639,288
90,385	CoreCivic, Inc.*	1,004,177
158,064	DiamondRock Hospitality Co.*	1,297,705
179,149	Diversified Healthcare Trust	326,051
68,050	Easterly Government Properties, Inc.	1,295,672
98,313	Essential Properties Realty Trust, Inc.	2,112,746
60,241	Four Corners Property Trust, Inc.	1,601,808
69,592	Franklin Street Properties Corp.	290,199
91,992	GEO Group, Inc. (The)*	607,147
29,894	Getty Realty Corp.	792,191
77,680	Global Net Lease, Inc.	1,099,949
25,460	Hersha Hospitality Trust*	249,763
49,629	Industrial Logistics Properties Trust	698,776
20,967	Innovative Industrial Properties, Inc.	2,303,644
62,104	iStar, Inc.	851,446
29,612	LTC Properties, Inc.	1,136,805

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
214,244	LXP Industrial Trust	$2,300,981
17,165	NexPoint Residential Trust, Inc.	1,072,984
35,926	Office Properties Income Trust	716,724
42,448	Orion Office REIT, Inc.	465,230
91,075	Retail Opportunity Investments Corp.	1,437,163
64,381	Rpt Realty	632,865
10,949	Safehold, Inc.	387,266
9,693	Saul Centers, Inc.	456,637
125,121	Service Properties Trust	654,383
135,694	SITE Centers Corp.	1,827,798
81,802	Summit Hotel Properties, Inc.*	594,701
78,255	Tanger Factory Outlet Centers, Inc.	1,112,786
177,738	Uniti Group, Inc.	1,674,292
9,611	Universal Health Realty Income Trust	511,401
82,743	Urban Edge Properties	1,258,521
22,609	Urstadt Biddle Properties, Inc., Class A	366,266
60,049	Veris Residential, Inc.*	795,049
64,246	Washington Real Estate	1,369,082
35,569	Whitestone REIT	382,367
85,721	Xenia Hotels & Resorts, Inc.*	1,245,526

		47,449,962

Food & Staples Retailing (0.9%):
18,052	PriceSmart, Inc.	1,293,065
27,469	SpartanNash Co.	828,740
22,978	The Andersons, Inc.	758,044
24,805	The Chefs’ Warehouse, Inc.*	964,667
43,676	United Natural Foods, Inc.*	1,720,834

		5,565,350

Food Products (2.0%):
51,637	B&G Foods, Inc.^	1,227,928
13,349	Calavo Growers, Inc.	556,920
28,191	Cal-Maine Foods, Inc.	1,392,917
25,092	Fresh Del Monte Produce, Inc.	740,967
103,662	Hostess Brands, Inc.*	2,198,671
11,275	J & J Snack Foods Corp.	1,574,667
6,693	John B Sanfilippo & Son, Inc.	485,176
4,562	Seneca Foods Corp., Class A*	253,373
66,210	Simply Good Foods Co. (The)*	2,500,752
13,347	Tootsie Roll Industries, Inc.^	471,816
41,993	TreeHouse Foods, Inc.*	1,756,147

		13,159,334

Gas Utilities (1.0%):
13,287	Chesapeake Utilities Corp.	1,721,331
25,679	Northwest Natural Holding Co.	1,363,555
91,758	South Jersey Industries, Inc.	3,132,618

		6,217,504

Health Care Equipment & Supplies (3.4%):
29,070	AngioDynamics, Inc.*	562,505
10,865	Anika Therapeutics, Inc.*	242,507
30,305	Artivion, Inc.*	572,158
35,475	Avanos Medical, Inc.*	969,887
23,360	BioLife Solutions, Inc.*	322,602
31,101	Cardiovascular Systems, Inc.*	446,610
22,233	CONMED Corp.	2,129,032
12,316	Cutera, Inc.*	461,850

See accompanying notes to the financial statements.

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
42,694	Embecta Corp.*	$1,081,012
35,775	Glaukos Corp.*	1,624,901
8,049	Heska Corp.*	760,711
15,614	Inogen, Inc.*	377,547
24,814	Integer Holdings Corp.*	1,753,357
51,376	Lantheus Holdings, Inc.*	3,392,357
14,571	LeMaitre Vascular, Inc.	663,709
32,850	Meridian Bioscience, Inc.*	999,297
38,240	Merit Medical Systems, Inc.*	2,075,285
3,980	Mesa Laboratories, Inc.	811,681
25,733	Natus Medical, Inc.*	843,270
55,295	OraSure Technologies, Inc.*	149,849
14,548	Orthofix Medical, Inc.*	342,460
10,621	Surmodics, Inc.*	395,420
29,673	Varex Imaging Corp.*	634,705
15,509	Zimvie, Inc.*	248,299
17,031	Zynex, Inc.	135,907

		21,996,918

Health Care Providers & Services (3.3%):
12,047	Addus HomeCare Corp.*	1,003,274
33,521	AMN Healthcare Services, Inc.*	3,677,589
28,683	Apollo Medical Holdings, Inc.*	1,106,877
91,485	Community Health Systems, Inc.*	343,069
7,001	CorVel Corp.*	1,031,037
78,688	Covetrus, Inc.*	1,632,776
26,596	Cross Country Healthcare, Inc.*	553,995
39,507	Ensign Group, Inc. (The)	2,902,579
14,691	Fulgent Genetics, Inc.*	801,100
28,417	Hanger, Inc.*	406,932
11,039	Joint Corp. (The)*	169,007
65,036	MEDNAX, Inc.*	1,366,406
9,298	ModivCare, Inc.*	785,681
57,442	Owens & Minor, Inc.	1,806,551
35,482	RadNet, Inc.*	613,129
77,357	Select Medical Holdings Corp.	1,827,172
20,235	The Pennant Group, Inc.*	259,210
9,738	U.S. Physical Therapy, Inc.	1,063,390

		21,349,774

Health Care Technology (1.2%):
86,971	Allscripts Healthcare Solutions, Inc.*	1,289,780
11,338	Computer Programs & Systems, Inc.*	362,476
18,226	HealthStream, Inc.*	395,686
42,758	NextGen Healthcare, Inc.*	745,700
33,131	Omnicell, Inc.*	3,768,651
13,669	OptimizeRx Corp.*	374,394
11,815	Simulations Plus, Inc.	582,834

		7,519,521

Hotels, Restaurants & Leisure (1.4%):
17,570	BJ’s Restaurants, Inc.*	380,918
60,509	Bloomin’ Brands, Inc.	1,005,659
32,864	Brinker International, Inc.*	723,994
36,633	Cheesecake Factory, Inc. (The)	967,844
14,196	Chuy’s Holdings, Inc.*	282,784
29,350	Dave & Buster’s Entertainment, Inc.*	962,093
12,557	Dine Brands Global, Inc.	817,209
15,124	El Pollo Loco Holdings, Inc.*	148,820

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,480	Golden Entertainment, Inc.*	$612,234
15,927	Jack in the Box, Inc.	892,868
9,834	Monarch Casino & Resort, Inc.*	576,961
23,468	Ruth’s Hospitality Group, Inc.	381,590
29,566	Shake Shack, Inc., Class A*	1,167,266

		8,920,240

Household Durables (2.3%):
6,429	Cavco Industries, Inc.*	1,260,020
21,719	Century Communities, Inc.	976,703
16,993	Ethan Allen Interiors, Inc.	343,428
17,349	Installed Building Products, Inc.	1,442,743
20,285	iRobot Corp.*^	745,474
32,400	La-Z-Boy, Inc.	768,204
15,612	LGI Homes, Inc.*	1,356,683
21,206	M/I Homes, Inc.*	841,030
42,827	MDC Holdings, Inc.	1,383,740
27,507	Meritage Homes Corp.*	1,994,257
95,867	Sonos, Inc.*	1,729,441
77,541	Tri Pointe Homes, Inc.*	1,308,117
34,366	Tupperware Brands Corp.*	217,880
9,468	Universal Electronics, Inc.*	242,097

		14,609,817

Household Products (0.5%):
7,308	Central Garden & Pet Co.*	310,005
29,617	Central Garden & Pet Co., Class A*	1,184,976
10,240	WD-40 Co.	2,061,927

		3,556,908

Insurance (2.7%):
33,763	AMBAC Financial Group, Inc.*	383,210
57,902	American Equity Investment Life Holding Co.	2,117,476
14,609	Amerisafe, Inc.	759,814
48,046	Assured Guaranty, Ltd.	2,680,486
16,947	eHealth, Inc.*	158,116
20,793	Employers Holdings, Inc.	871,019
372,031	Genworth Financial, Inc., Class A*	1,313,269
5,917	HCI Group, Inc.^	400,936
31,057	Horace Mann Educators Corp.	1,191,968
28,136	James River Group Holdings	697,210
17,932	Palomar Holdings, Inc.*	1,154,821
40,515	ProAssurance Corp.	957,369
10,498	Safety Insurance Group, Inc.	1,019,356
90,175	Selectquote, Inc.*	223,634
64,854	SiriusPoint, Ltd.*	351,509
20,252	Stewart Information Services Corp.	1,007,537
26,178	Trupanion, Inc.*	1,577,486
16,199	United Fire Group, Inc.	554,492
21,395	Universal Insurance Holdings, Inc.	278,777

		17,698,485

Interactive Media & Services (0.3%):
48,967	Cars.com, Inc.*	461,759
37,044	QuinStreet, Inc.*	372,663
49,930	Yelp, Inc.*	1,386,556

		2,220,978

Internet & Direct Marketing Retail (0.2%):
20,295	Liquidity Services, Inc.*	272,765

See accompanying notes to the financial statements.

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
15,468	PetMed Express, Inc.	$307,813
17,385	Shutterstock, Inc.	996,334

		1,576,912

IT Services (1.8%):
23,321	CSG Systems International, Inc.	1,391,797
44,514	Evertec, Inc.	1,641,676
24,952	Exlservice Holdings, Inc.*	3,676,178
51,106	LiveRamp Holdings, Inc.*	1,319,046
25,973	Perficient, Inc.*	2,381,465
13,917	TTEC Holdings, Inc.	944,825
50,795	Unisys Corp.*	611,064

		11,966,051

Leisure Products (0.7%):
64,019	Academy Sports & Outdoors, Inc.	2,275,236
13,314	Sturm, Ruger & Co., Inc.	847,436
42,048	Vista Outdoor, Inc.*	1,173,139

		4,295,811

Life Sciences Tools & Services (0.1%):
92,891	Neogenomics, Inc.*	757,062

Machinery (4.7%):
7,336	Alamo Group, Inc.	854,130
23,613	Albany International Corp., Class A	1,860,468
17,209	Astec Industries, Inc.	701,783
34,882	Barnes Group, Inc.	1,086,226
15,518	CIRCOR International, Inc.*	254,340
45,589	Enerpac Tool Group Corp.	867,103
15,671	EnPro Industries, Inc.	1,283,925
19,378	ESCO Technologies, Inc.	1,324,874
45,436	Federal Signal Corp.	1,617,522
29,162	Franklin Electric Co., Inc.	2,136,408
59,171	Harsco Corp.*	420,706
53,757	Hillenbrand, Inc.	2,201,887
23,826	John Bean Technologies Corp.	2,630,867
8,229	Lindsay Corp.	1,092,976
53,054	Meritor, Inc.*	1,927,452
42,655	Mueller Industries, Inc.	2,273,085
20,611	Proto Labs, Inc.*	986,030
34,102	SPX Corp.*	1,801,950
9,048	Standex International Corp.	767,089
13,996	Tennant Co.	829,263
24,653	The Greenbrier Cos., Inc.	887,261
38,337	Titan International, Inc.*	578,889
52,478	Trinity Industries, Inc.	1,271,017
37,171	Wabash National Corp.	504,782

		30,160,033

Marine (0.3%):
30,390	Matson, Inc.	2,214,823

Media (0.6%):
21,994	AMC Networks, Inc., Class A*	640,465
43,101	E.W. Scripps Co. (The), Class A*	537,470
109,556	Gannett Co, Inc.*	317,712
14,035	Loyalty Ventures, Inc.*	50,105
22,978	Scholastic Corp.	826,519
19,936	TechTarget, Inc.*	1,310,194
13,039	Thryv Holdings, Inc.*	291,943

		3,974,408

Shares		Value
Common Stocks, continued
Metals & Mining (1.7%):
93,052	Allegheny Technologies, Inc.*	$2,113,211
79,298	Arconic Corp.*	2,224,309
36,191	Carpenter Technology Corp.	1,010,091
37,942	Century Aluminum Co.*	279,633
25,737	Compass Minerals International, Inc.	910,832
9,497	Haynes International, Inc.	311,217
12,049	Kaiser Aluminum Corp.	952,955
15,375	Materion Corp.	1,133,599
7,195	Olympic Steel, Inc.	185,271
62,504	SunCoke Energy, Inc.	425,652
30,945	TimkenSteel Corp.*	578,981
38,807	Warrior Met Coal, Inc.	1,187,882

		11,313,633

Mortgage Real Estate Investment Trusts (1.3%):
99,066	Apollo Commercial Real Estate Finance, Inc.	1,034,249
77,338	Armour Residential REIT, Inc.^	544,459
42,376	Ellington Financial, Inc.^	621,656
62,736	Franklin BSP Realty Trust, Inc.^	845,681
39,812	Granite Point Mortgage Trust, Inc.	381,001
24,240	Invesco Mortgage Capital, Inc.^	355,843
37,175	KKR Real Estate Finance Trust, Inc.	648,704
285,789	New York Mortgage Trust, Inc.	788,778
68,930	Pennymac Mortgage Investment Trust	953,302
50,439	Ready Capital Corp.	601,233
88,049	Redwood Trust, Inc.	678,858
257,974	Two Harbors Investment Corp.	1,284,710

		8,738,474

Multiline Retail (0.1%):
21,407	Big Lots, Inc.^	448,905

Multi-Utilities (0.5%):
53,816	Avista Corp.	2,341,534
12,003	Unitil Corp.	704,816

		3,046,350

Oil, Gas & Consumable Fuels (3.2%):
35,608	Callon Petroleum Co.*	1,395,834
54,139	Civitas Resources, Inc.	2,830,928
24,164	CONSOL Energy, Inc.*	1,193,218
21,277	Dorian LPG, Ltd.	323,410
35,512	Green Plains, Inc.*	964,861
10,857	Laredo Petroleum, Inc.*	748,482
34,251	PAR Pacific Holdings, Inc.*	533,973
71,554	PBF Energy, Inc., Class A*	2,076,497
15,977	Ranger Oil Corp.*	525,164
3,905	REX American Resources Corp.*	331,144
91,351	SM Energy Co.	3,123,291
836,701	Southwestern Energy Co.*	5,229,381
31,455	Talos Energy, Inc.*	486,609
47,237	World Fuel Services Corp.	966,469

		20,729,261

Paper & Forest Products (0.5%):
12,893	Clearwater Paper Corp.*	433,592
34,238	Glatfelter Corp.	235,557
30,857	Mercer International, Inc.	405,770
12,610	Neenah, Inc.	430,505
23,645	Schweitzer-Mauduit International, Inc.	593,962

See accompanying notes to the financial statements.

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
26,453	Sylvamo Corp.	$864,484

		2,963,870

Personal Products (0.9%):
39,581	Edgewell Personal Care Co.	1,366,336
36,332	elf Beauty, Inc.*	1,114,666
13,472	Inter Parfums, Inc.	984,264
8,631	Medifast, Inc.	1,557,982
8,630	Usana Health Sciences, Inc.*	624,467

		5,647,715

Pharmaceuticals (1.7%):
28,068	Amphastar Pharmaceuticals, Inc.*	976,486
9,759	ANI Pharmaceuticals, Inc.*	289,550
25,467	Collegium Pharmaceutical, Inc.*	451,275
72,223	Corcept Therapeutics, Inc.*	1,717,463
17,311	Harmony Biosciences Holdings, Inc.*	844,257
47,529	Innoviva, Inc.*	701,528
139,882	Nektar Therapeutics*	531,552
33,917	Pacira BioSciences, Inc.*	1,977,361
15,110	Phibro Animal Health Corp., Class A	289,054
37,690	Prestige Consumer Healthcare, Inc.*	2,216,172
40,325	Supernus Pharmaceuticals, Inc.*	1,166,199

		11,160,897

Professional Services (1.6%):
38,846	Exponent, Inc.	3,553,243
8,207	Forrester Research, Inc.*	392,623
15,100	Heidrick & Struggles International, Inc.	488,636
25,907	Kelly Services, Inc., Class A	513,736
40,406	Korn Ferry	2,344,356
20,649	ManTech International Corp., Class A	1,970,947
23,811	Resources Connection, Inc.	485,030
24,941	TrueBlue, Inc.*	446,444

		10,195,015

Real Estate Management & Development (0.5%):
50,356	Douglas Elliman, Inc.	241,205
18,366	Marcus & Millichap, Inc.	679,359
14,194	RE/MAX Holdings, Inc., Class A	348,037
88,742	Realogy Holdings Corp.*	872,334
24,854	The St Joe Co.	983,224

		3,124,159

Road & Rail (0.4%):
18,354	ArcBest Corp.	1,291,571
34,777	Heartland Express, Inc.	483,748
44,228	Marten Transport, Ltd.	743,915

		2,519,234

Semiconductors & Semiconductor Equipment (3.5%):
28,155	Advanced Energy Industries, Inc.	2,054,752
16,198	Alpha & Omega Semiconductor, Ltd.*	540,041
24,752	Axcelis Technologies, Inc.*	1,357,400
17,346	CEVA, Inc.*	582,132
36,457	Cohu, Inc.*	1,011,682
34,088	Diodes, Inc.*	2,201,062
58,518	FormFactor, Inc.*	2,266,402
21,386	Ichor Holdings, Ltd.*	555,608
44,325	Kulicke & Soffa Industries, Inc.	1,897,553
53,503	MaxLinear, Inc., Class A*	1,818,032

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
37,149	Onto Innovation, Inc.*	$2,590,771
22,162	PDF Solutions, Inc.*	476,705
46,521	Photronics, Inc.*	906,229
82,634	Rambus, Inc.*	1,775,805
35,439	SMART Global Holdings, Inc.*	580,136
34,068	Ultra Clean Holdings, Inc.*	1,014,204
38,464	Veeco Instruments, Inc.*	746,202

		22,374,716

Software (2.6%):
88,703	8x8, Inc.*	456,820
43,766	A10 Networks, Inc.	629,355
14,644	Agilysys, Inc.*	692,222
34,542	Alarm.com Holdings, Inc.*	2,136,768
29,611	Cerence, Inc.*	747,086
12,075	Consensus Cloud Solutions, Inc.*	527,436
66,142	Digital Turbine, Inc.*	1,155,501
17,846	Ebix, Inc.^	301,597
51,675	LivePerson, Inc.*	730,684
26,661	OneSpan, Inc.*	317,266
32,808	Progress Software Corp.	1,486,202
27,057	SPS Commerce, Inc.*	3,058,794
189,258	Vonage Holdings Corp.*	3,565,621
77,923	Xperi Holding Corp.	1,124,429

		16,929,781

Specialty Retail (3.7%):
23,020	Aaron’s Co., Inc. (The)	334,941
37,792	Abercrombie & Fitch Co., Class A*	639,441
4,490	America’s Car-Mart, Inc.*	451,694
16,590	Asbury Automotive Group, Inc.*	2,809,351
59,854	Bed Bath & Beyond, Inc.*^	297,474
22,291	Boot Barn Holdings, Inc.*	1,536,073
28,648	Caleres, Inc.	751,724
13,126	Cato Corp., Class A	152,393
90,863	Chico’s FAS, Inc.*	451,589
11,590	Conn’s, Inc.*	92,952
45,486	Designer Brands, Inc., Class A	594,047
9,674	Genesco, Inc.*	482,829
12,441	Group 1 Automotive, Inc.	2,112,482
26,882	Guess?, Inc.	458,338
10,404	Haverty Furniture Cos., Inc.	241,165
9,141	Hibbett, Inc.	399,553
21,684	LL Flooring Holdings, Inc.*	203,179
16,422	MarineMax, Inc.*	593,163
25,381	Monro, Inc.	1,088,337
62,821	National Vision Holdings, Inc.*	1,727,577
32,822	ODP Corp. (The)*	992,537
40,344	Rent-A-Center, Inc.	784,691
80,209	Sally Beauty Holdings, Inc.*	956,091
12,821	Shoe Carnival, Inc.	277,062
35,525	Signet Jewelers, Ltd.	1,899,166
16,665	Sleep Number Corp.*	515,782
14,652	Sonic Automotive, Inc., Class A	536,703
22,151	The Buckle, Inc.	613,361
9,649	The Children’s Place, Inc.*	375,539
48,045	Urban Outfitters, Inc.*	896,520
12,384	Zumiez, Inc.*	321,984

		23,587,738

See accompanying notes to the financial statements.

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.2%):
97,021	3D Systems Corp.*	$941,104
24,692	Corsair Gaming, Inc.*	324,206
58,689	Diebold Nixdorf, Inc.*	133,224

		1,398,534

Textiles, Apparel & Luxury Goods (1.0%):
36,584	Fossil Group, Inc.*	189,139
32,326	G-III Apparel Group, Ltd.*	653,955
34,857	Kontoor Brands, Inc.	1,163,178
12,073	Movado Group, Inc.	373,418
11,517	Oxford Industries, Inc.	1,022,019
56,276	Steven Madden, Ltd.	1,812,650
9,570	Unifi, Inc.*	134,554
60,519	Wolverine World Wide, Inc.	1,220,063

		6,568,976

Thrifts & Mortgage Finance (2.5%):
40,252	Axos Financial, Inc.*	1,443,034
97,645	Capitol Federal Financial, Inc.	896,381
39,914	Flagstar Bancorp, Inc.	1,414,951
14,019	HomeStreet, Inc.	486,039
8,230	LendingTree, Inc.*	360,639
22,012	Meta Financial Group, Inc.	851,204
55,401	Mr Cooper Group, Inc.*	2,035,433
65,299	NMI Holdings, Inc., Class A*	1,087,228
32,938	Northfield Bancorp, Inc.	429,182
94,984	Northwest Bancshares, Inc.	1,215,795
56,461	Provident Financial Services, Inc.	1,256,822
14,390	TrustCo Bank Corp. NY	443,788
22,848	Walker & Dunlop, Inc.	2,201,176
47,420	WSFS Financial Corp.	1,901,068

		16,022,740

Tobacco (0.3%):
18,446	Universal Corp.	1,115,983
99,316	Vector Group, Ltd.	1,042,818

		2,158,801

Shares or Principal Amount		Value
Common Stocks, continued
Trading Companies & Distributors (1.4%):
28,818	Applied Industrial Technologies, Inc.	$2,771,427
29,570	Boise Cascade Co.	1,759,119
12,857	DXP Enterprises, Inc.*	393,810
32,264	GMS, Inc.*	1,435,748
21,151	Kaman Corp., Class A	660,969
82,989	NOW, Inc.*	811,633
10,508	Veritiv Corp.*	1,140,643

		8,973,349

Water Utilities (0.9%):
27,703	American States Water Co.	2,258,071
39,785	California Water Service Group	2,210,057
13,334	Middlesex Water Co.	1,169,125

		5,637,253

Wireless Telecommunication Services (0.4%):
50,858	Gogo, Inc.*	823,391
37,777	Shenandoah Telecommunications Co.	838,649
73,960	Telephone & Data Systems, Inc.	1,167,829

		2,829,869

Total Common Stocks (Cost $526,975,751)		641,896,138

Short-Term Security Held as Collateral for Securities on Loan (1.1%):
6,940,698	BlackRock Liquidity FedFund, Institutional Class , 0.19%(a)(b)	6,940,698

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $6,940,698)		6,940,698

Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
2,393,993	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(b)	2,393,993

Total Unaffiliated Investment Company (Cost $2,393,993)		2,393,993

Total Investment Securities (Cost $536,310,442) — 101.0%		651,230,829
Net other assets (liabilities) — (1.0)%		(6,570,125)

Net Assets — 100.0%		$644,660,704

Percentages indicated are based on net assets as of June 30, 2022.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $6,748,972.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(b)	The rate represents the effective yield at June 30, 2022.

See accompanying notes to the financial statements.

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Futures Contracts

At June 30, 2022, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index September Futures (U.S. Dollar)	9/16/22	38	$3,245,200	$52,976

				$52,976

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$536,310,442

Investment securities, at value(a)	$651,230,829
Deposit at broker for futures contracts collateral	211,600
Interest and dividends receivable	755,543
Receivable for capital shares issued	205
Prepaid expenses	2,408

Total Assets	652,200,585

Liabilities:
Payable for capital shares redeemed	149,173
Payable for collateral received on loaned securities	6,940,698
Payable for variation margin on futures contracts	25,704
Manager fees payable	143,949
Administration fees payable	93,630
Distribution fees payable	130,831
Custodian fees payable	2,960
Administrative and compliance services fees payable	877
Transfer agent fees payable	2,277
Trustee fees payable	7,519
Other accrued liabilities	42,263

Total Liabilities	7,539,881

Net Assets	$644,660,704

Net Assets Consist of:
Paid in capital	$398,529,685
Total distributable earnings	246,131,019

Net Assets	$644,660,704

Class 1
Net Assets	$35,448,992
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,730,693
Net Asset Value (offering and redemption price per share)	$9.50

Class 2
Net Assets	$609,211,712
Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,977,267
Net Asset Value (offering and redemption price per share)	$13.54

(a)	Includes securities on loan of $6,748,972.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Dividends	$5,480,444
Interest	46
Income from securities lending	18,384
Foreign withholding tax	(5,821)

Total Investment Income	5,493,053

Expenses:
Management fees	979,739
Administration fees	73,031
Distribution fees — Class 2	891,431
Custodian fees	11,188
Administrative and compliance services fees	4,670
Transfer agent fees	5,647
Trustee fees	18,486
Professional fees	14,875
Licensing fees	73,617
Shareholder reports	12,758
Other expenses	7,993

Total expenses	2,093,435

Net Investment Income/(Loss)	3,399,618

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	30,126,623
Net realized gains/(losses) on futures contracts	(828,770)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(193,217,908)
Change in net unrealized appreciation/depreciation on futures contracts	(64,045)

Net realized and Change in net unrealized gains/losses on investments	(163,984,100)

Change in Net Assets Resulting From Operations	$(160,584,482)

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$3,399,618	$6,317,869
Net realized gains/(losses) on investments	29,297,853	112,472,960
Change in unrealized appreciation/depreciation on investments	(193,281,953)	79,486,283

Change in net assets resulting from operations	(160,584,482)	198,277,112

Distributions to Shareholders:
Class 1	—	(2,166,192)
Class 2	—	(26,155,914)

Change in net assets resulting from distributions to shareholders	—	(28,322,106)

Capital Transactions:
Class 1
Proceeds from shares issued	370	86,410
Proceeds from dividends reinvested	—	2,166,192
Value of shares redeemed	(2,119,116)	(7,568,265)

Total Class 1 Shares	(2,118,746)	(5,315,663)

Class 2
Proceeds from shares issued	1,258,202	61,823,244
Proceeds from dividends reinvested	—	26,155,914
Value of shares redeemed	(65,509,166)	(195,522,153)

Total Class 2 Shares	(64,250,964)	(107,542,995)

Change in net assets resulting from capital transactions	(66,369,710)	(112,858,658)

Change in net assets	(226,954,192)	57,096,348
Net Assets:
Beginning of period	871,614,896	814,518,548

End of period	$644,660,704	$871,614,896

Share Transactions:
Class 1
Shares issued	40	7,506
Dividends reinvested	—	192,550
Shares redeemed	(199,320)	(660,924)

Total Class 1 Shares	(199,280)	(460,868)

Class 2
Shares issued	86,182	3,695,251
Dividends reinvested	—	1,627,624
Shares redeemed	(4,332,596)	(12,276,692)

Total Class 2 Shares	(4,246,414)	(6,953,817)

Change in shares	(4,445,694)	(7,414,685)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$11.75		$9.76	$9.65	$9.26	$11.68	$11.38

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.11 (a)	0.09 (a)	0.12 (a)	0.16	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(2.31)		2.44	0.80	1.78	(0.93)	1.24

Total from Investment Activities	(2.25)		2.55	0.89	1.90	(0.77)	1.40

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.17)	(0.17)	(0.18)	(0.08)
Net Realized Gains	—		(0.42)	(0.61)	(1.34)	(1.47)	(1.02)

Total Dividends	—		(0.56)	(0.78)	(1.51)	(1.65)	(1.10)

Net Asset Value, End of Period	$9.50		$11.75	$9.76	$9.65	$9.26	$11.68

Total Return(b)	(19.15	)%(c)	26.37%	10.98%	22.42%	(8.59)%	12.94%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$35,449		$46,174	$42,848	$44,098	$41,285	$53,319
Net Investment Income/(Loss)(d)	1.15%		0.95%	1.11%	1.21%	1.17%	1.21%
Expenses Before Reductions(d)(e)	0.32%		0.33%	0.34%	0.33%	0.33%	0.32%
Expenses Net of Reductions(d)	0.32%		0.33%	0.34%	0.33%	0.33%	0.32%
Portfolio Turnover Rate(f)	6%		20%	21%	14%	19%	16%

Class 2

Net Asset Value, Beginning of Period	$16.77		$13.74	$13.23	$12.17	$14.88	$14.23

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.12 (a)	0.10 (a)	0.13 (a)	0.15	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(3.30)		3.44	1.15	2.40	(1.25)	1.59

Total from Investment Activities	(3.23)		3.56	1.25	2.53	(1.10)	1.74

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.13)	(0.13)	(0.14)	(0.07)
Net Realized Gains	—		(0.42)	(0.61)	(1.34)	(1.47)	(1.02)

Total Dividends	—		(0.53)	(0.74)	(1.47)	(1.61)	(1.09)

Net Asset Value, End of Period	$13.54		$16.77	$13.74	$13.23	$12.17	$14.88

Total Return(b)	(19.26	)%(c)	26.04%	10.71%	22.19%	(8.93)%	12.75%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$609,212		$825,440	$771,671	$803,521	$713,258	$869,770
Net Investment Income/(Loss)(d)	0.89%		0.71%	0.86%	0.96%	0.93%	0.96%
Expenses Before Reductions(d)(e)	0.57%		0.58%	0.59%	0.58%	0.58%	0.57%
Expenses Net of Reductions(d)	0.57%		0.58%	0.59%	0.58%	0.58%	0.57%
Portfolio Turnover Rate(f)	6%		20%	21%	14%	19%	16%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust. Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.    All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,810 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $6,940,698 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2022, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2022, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2022, the monthly average notional amount for long contracts was $5.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$52,976	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(828,770)	$(64,045)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023.

For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Small Cap Stock Index Fund, Class 1	0.26%	0.46%

AZL Small Cap Stock Index Fund, Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2022, there were no such waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$641,896,138	$—	$—	$641,896,138
Short-Term Security Held as Collateral for Securities on Loan	6,940,698	—	—	6,940,698
Unaffiliated Investment Company	2,393,993	—	—	2,393,993

Total Investment Securities	651,230,829	—	—	651,230,829

Other Financial Instruments:*
Futures Contracts	52,976	—	—	52,976

Total Investments	$651,283,805	$—	$—	$651,283,805

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Small Cap Stock Index Fund	$43,175,413	$103,449,989

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $593,009,200. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$323,034,668
Unrealized (depreciation)	(33,825,021)

Net unrealized appreciation/(depreciation)	$289,209,647

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Small Cap Stock Index Fund	$10,191,642	$18,130,464	$28,322,106

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Small Cap Stock Index Fund	$22,126,406	$95,379,448	$—	$289,209,647	$406,715,501

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

18

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 20

Statement Regarding the Trust’s Liquidity Risk Management Program Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$854.10	$4.55	0.99%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.89	$4.96	0.99%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	67.0%

Bank Loans	15.1

U.S. Treasury Obligations	8.1

Corporate Bonds	7.1

Unaffiliated Investment Company	1.0

Preferred Stocks	0.7

Asset Backed Securities	0.3

Short-Term Security Held as Collateral for Securities on Loan	0.2

Convertible Bonds	0.2

Yankee Debt Obligations	0.2

Total Investment Securities	99.9

Net other assets (liabilities)	0.1

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Shares		Value
Common Stocks (67.0%):
Banks (2.6%):
183,863	PNC Financial Services Group, Inc. (The)	$29,008,065

Beverages (0.7%):
227,384	Keurig Dr Pepper, Inc.	8,047,120

Capital Markets (3.6%):
177,355	Intercontinental Exchange, Inc.	16,678,464
26,608	MSCI, Inc.	10,966,487
38,933	S&P Global, Inc.	13,122,757

		40,767,708

Chemicals (0.3%):
10,020	Linde plc	2,881,051

Commercial Services & Supplies (1.6%):
665,128	Aurora Innovation, Inc.*^	1,270,394
130,262	Waste Connections, Inc.	16,147,278

		17,417,672

Electronic Equipment, Instruments & Components (3.0%):
232,252	TE Connectivity, Ltd.	26,279,314
18,038	Teledyne Technologies, Inc.*	6,766,234

		33,045,548

Health Care Equipment & Supplies (6.4%):
132,177	Alcon, Inc.	9,234,582
3,229	Baxter International, Inc.	207,399
90,054	Becton Dickinson & Co.#	22,201,013
2,634	Cooper Cos., Inc. (The)	824,758
118,541	Danaher Corp.	30,052,514
1,560	Embecta Corp.*#	39,499
16,800	Hologic, Inc.*	1,164,240
29,320	Teleflex, Inc.	7,208,322

		70,932,327

Health Care Providers & Services (2.4%):
10,140	Humana, Inc.	4,746,230
42,344	UnitedHealth Group, Inc.	21,749,149

		26,495,379

Hotels, Restaurants & Leisure (3.9%):
92,900	Starbucks Corp.#	7,096,631
317,789	Yum! Brands, Inc.#	36,072,229

		43,168,860

Industrial Conglomerates (4.5%):
535,890	General Electric Co.#	34,120,116
39,823	Roper Technologies, Inc.	15,716,147

		49,836,263

Insurance (1.3%):
94,870	Marsh & McLennan Cos., Inc.	14,728,567

Interactive Media & Services (3.3%):
6,203	Alphabet, Inc., Class A*#	13,517,950
8,277	Alphabet, Inc., Class C*	18,105,524
33,086	Meta Platforms, Inc., Class A*	5,335,117

		36,958,591

Internet & Direct Marketing Retail (3.4%):
361,266	Amazon.com, Inc.*#	38,370,062

IT Services (1.2%):
16,700	Mastercard, Inc., Class A	5,268,516
42,700	Visa, Inc., Class A	8,407,203

		13,675,719

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (5.7%):
177,153	Avantor, Inc.*	$5,509,458
181,033	PerkinElmer, Inc.	25,746,513
60,363	Thermo Fisher Scientific, Inc.	32,794,011

		64,049,982

Machinery (3.7%):
445,847	Fortive Corp.	24,245,160
406,601	Ingersoll-Rand, Inc.	17,109,770

		41,354,930

Multi-Utilities (1.4%):
98,836	Ameren Corp.	8,930,821
76,126	CMS Energy Corp.	5,138,505
21,300	Public Service Enterprise Group, Inc.#	1,347,864

		15,417,190

Oil, Gas & Consumable Fuels (0.5%):
20,300	EOG Resources, Inc.	2,241,932
15,500	Pioneer Natural Resources Co.	3,457,740

		5,699,672

Pharmaceuticals (0.6%):
67,493	Catalent, Inc.*	7,241,324

Professional Services (1.5%):
6,646	Equifax, Inc.	1,214,756
190,929	TransUnion	15,272,411

		16,487,167

Semiconductors & Semiconductor Equipment (4.2%):
72,200	NVIDIA Corp.	10,944,799
112,556	NXP Semiconductors NV	16,661,665
127,251	Texas Instruments, Inc.	19,552,116

		47,158,580

Software (8.3%):
303,066	Microsoft Corp.	77,836,441
86,352	Salesforce, Inc.*	14,251,534

		92,087,975

Technology Hardware, Storage & Peripherals (2.9%):
237,665	Apple, Inc.	32,493,559

Total Common Stocks (Cost $734,726,858)		747,323,311

Preferred Stocks (0.7%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 23.85%, 11/14/19	89,820

Electric Utilities (0.2%):
76,841	SCE Trust IV, Series J, 13.56%, 12/31/49	1,544,504

Multi-Utilities (0.5%):
94,422	CMS Energy Corp., 7.68%, 10/15/78	2,201,921
119,475	CMS Energy Corp., 7.51%, 3/1/79	2,845,895
26,061	NiSource, Inc., Series B, 2.99%, 11/21/19^	680,192

		5,728,008

Total Preferred Stocks (Cost $8,009,975)		7,362,332

See accompanying notes to the financial statements.

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Asset Backed Securities (0.3%):
$630,488	Domino’s Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	$570,386
1,413,270	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,355,456
1,341,350	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,309,757

Total Asset Backed Securities (Cost $3,371,060)		3,235,599

Convertible Bonds (0.2%):
Interactive Media & Services (0.1%):
1,020,000	Snap, Inc., 7.44%, 5/1/27	720,975

IT Services (0.0%†):
680,000	Shopify, Inc., 0.13%, 11/1/25	569,022

Media (0.1%):
1,144,000	Spotify USA, Inc., 6.54%, 3/15/26	904,526

Total Convertible Bonds (Cost $2,542,645)		2,194,523

Bank Loans (15.1%):
Airlines (0.7%):
5,405,000	Formula One Management Limited Facility B3, 0.00% (LIBOR+0bps ), 2/1/24	5,259,065
2,290,716	SkyMiles IP, Ltd. (Delta Air Lines, Inc.) Initial Term Ln, 0.04% (LIBOR+375bps ), 9/16/27	2,274,246

		7,533,311

Building Products (0.3%):
1,295,532	Filtration Group Corporation 2021 Incremental Term Ln, 0.04% (LIBOR+350bps ), 10/19/28, Callable 8/5/22 @ 100	1,208,084
965,643	Filtration Group Corporation Initial Dollar Term Ln, 0.03% (LIBOR+300bps ), 3/29/25, Callable 8/5/22 @ 100	912,707
1,522,298	Filtration Group Corporation Initial Euro Term Ln, 0.00% (EURLIBOR+350bps ), 3/29/25(b)	1,451,509

		3,572,300

Capital Markets (0.9%):
10,713,150	Medline Borrower LP Initial Dollar Term Ln, 0.03% (LIBOR+325bps ), 10/21/28, Callable 8/5/22 @ 100	9,918,020
533,250	Woof Holdings, Inc. Initial First Lien Term Ln, 0.04% (LIBOR+375bps ), 12/16/27, Callable 8/5/22 @ 100	497,256

		10,415,276

Chemicals (1.0%):
7,358,932	USI, Inc. 2017 New Term Ln, 0.03% (LIBOR+300bps ), 5/16/24	7,041,614
4,491,435	USI, Inc. 2021 New Term Ln, 0.03% (LIBOR+325bps ), 12/2/26, Callable 8/5/22 @ 100	4,143,349

		11,184,963

Consumer Discretionary Services (0.2%):
1,987,999	IRB Holding Corp., 0.00%, 12/15/27	1,862,098

Diversified Consumer Services (0.8%):
5,261,812	Ascend Learning LLC 2021 First Lien Term Ln, 0.04% (LIBOR+350bps ), 11/18/28, Callable 8/5/22 @ 100	4,847,445

Principal Amount		Value
Bank Loans, continued
Diversified Consumer Services, continued
$755,000	Ascend Learning LLC Term Ln 2L, 0.06% (LIBOR+0bps ), 11/18/29, Callable 8/5/22 @ 102	$690,825
3,509,023	Loire UK Midco 3 Limited Facility B Ln, 0.03% (LIBOR+325bps ), 1/24/27	3,295,569

		8,833,839

Diversified Financial Services (0.1%):
724,525	Acrisure LLC 2021-1 Term Ln, 0.04% (LIBOR+375bps ), 2/15/27	676,525

Electric Utilities (0.9%):
3,532,873	Alliant Holdings Intermediate LLC 2018 Initial Term Ln, 0.03% (LIBOR+325bps ), 5/10/25, Callable 8/5/22 @ 100	3,318,392
1,594,153	Alliant Holdings Intermediate LLC 2019 Term Ln, 0.03% (LIBOR+325bps ), 5/10/25, Callable 8/5/22 @ 100	1,504,195
5,113,328	Alliant Holdings Intermediate LLC TLB-4 Term Ln, 0.04% (LIBOR+350bps ), 11/6/27, Callable 8/5/22 @ 100	4,743,890

		9,566,477

Health Care (0.1%):
234,530	EyeCare Partners LLC Amndmnt 1 Term Ln, 0.00% (LIBOR+375bps ), 10/14/28	215,573
272,922	EyeCare Partners LLC Initial First Lien Term Ln, 0.04% (LIBOR+375bps ), 2/20/27, Callable 8/5/22 @ 100	251,770
347,355	Pathway Vet Alliance LLC 2021 Replacement First Lien Term Ln, 0.04% (LIBOR+375bps ), 3/31/27, Callable 8/5/22 @ 100	321,738
115,000	Petvet Care Centers LLC, 0.06%, 2/15/26, Callable 8/5/22 @ 102(b)	111,910

		900,991

Health Care Equipment & Supplies (0.0%†):
426,775	Pacific Dental Services LLC Term Ln, 0.00% (LIBOR+325bps ), 4/20/28	404,369

Health Care Providers & Services (0.9%):
3,735,431	ADMI Corp. Term Ln, 0.04% (LIBOR+350bps ), 12/23/27	3,414,819
1,634,434	ADMI Corp. Term Ln, 0.03% (LIBOR+337.5bps ), 12/23/27, Callable 8/5/22 @ 100	1,485,880
470,250	Heartland Dental LLC 2021 Incremental Term Ln, 0.04% (LIBOR+400bps ), 4/30/25, Callable 8/5/22 @ 100	438,979
5,079,022	Heartland Dental LLC Initial Term Ln, 0.04% (LIBOR+350bps ), 4/30/25, Callable 8/5/22 @ 100	4,704,444

		10,044,122

Hotels, Restaurants & Leisure (0.4%):
51,722	Cedar Fair LP Term B Ln, 0.02% (LIBOR+175bps ), 4/13/24, Callable 8/5/22 @ 100	50,407
460,756	Four Seasons Holdings Inc. 2013 First Lien Term Ln, 0.02% (LIBOR+200bps ), 11/30/23, Callable 8/5/22 @ 100	454,997
1,860,752	IRB Holding Corp. 2020 Replacement Term B Ln, 0.03% (LIBOR+275bps ), 2/5/25, Callable 8/5/22 @ 100	1,760,737

See accompanying notes to the financial statements.

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Hotels, Restaurants & Leisure, continued
$604,972	Life Time, Inc. 2021 Refin Term Ln, 0.05% (LIBOR+475bps ), 12/22/24	$595,897
1,349,104	SeaWorld Parks & Entertainment, Inc. Term B Ln, 0.00% (PRIME+0bps ), 8/25/28, Callable 8/5/22 @ 100	1,264,448

		4,126,486

Insurance (3.2%):
4,615,884	HIG Finance 2 Limited 2021 Dollar Refin Term Ln, 0.03% (LIBOR+325bps ), 11/12/27, Callable 8/5/22 @ 100	4,347,286
12,717,078	HUB International, Ltd. B-3 Incremental Term Ln, 0.03% (LIBOR+325bps ), 4/25/25	12,036,460
19,786,446	HUB International, Ltd. Initial Term Ln, 0.03% (LIBOR+275bps ), 4/25/25	18,696,213
1,131,958	Ryan Specialty Group LLC Initial Term Loan, 0.03% (PRIME+200bps ), 9/1/27	1,086,679

		36,166,638

IT Services (0.0%†):
200,000	CoreLogic, Inc. Initial Term Ln First Lien, 0.07% (LIBOR+650bps ), 4/13/29	144,000

Life Sciences Tools & Services (0.3%):
115,188	Avantor Funding, Inc. Initial B-4 Dollar Term Ln, 0.02% (LIBOR+200bps ), 11/24/24	114,372
3,640,428	Sunshine Luxembourg VII S.a r.l. Facility B3, 0.00% (LIBOR+300bps ), 10/1/26	3,360,880

		3,475,252

Machinery (0.4%):
4,423,070	TK Elevator Midco GmbH Facility B1, 0.04% (LIBOR+350bps ), 7/30/27	4,132,828
535,000	Welbilt, Inc. 2018 Term B Ln, 0.03% (LIBOR+250bps ), 10/23/25	525,862

		4,658,690

Materials (0.1%):
712,727	Arches Buyer, Inc., 0.03%, 12/6/27, Callable 8/5/22 @ 100	648,582

Professional Services (0.4%):
2,632,860	Camelot U.S. Acquisition 1 Co. Amndmnt 2 Incremental Term Ln, 0.03% (LIBOR+300bps ), 10/31/26	2,477,074
3,051,938	CoreLogic, Inc. Iniitial Term Ln Second Lien, 0.04% (LIBOR+0bps ), 4/14/28, Callable 8/5/22 @ 100	2,530,056

		5,007,130

Software (2.9%):
317,354	Applied Systems, Inc. 2021 Second Lien Term Ln, 0.06% (LIBOR+550bps ), 9/19/25, Callable 8/5/22 @ 100	304,758
3,750,108	Applied Systems, Inc. First Lien Term Ln, 0.03% (LIBOR+300bps ), 9/19/24, Callable 8/5/22 @ 100	3,590,728
648,860	Azalea TopCo, Inc. 2021 First Lien Term Ln, 0.04% (LIBOR+375bps ), 7/25/26, Callable 8/5/22 @ 100	614,795
4,257,251	Azalea TopCo, Inc. Initial First Lien Tern Ln, 0.04% (LIBOR+350bps ), 7/23/26, Callable 8/5/22 @ 100	3,976,272
477,600	Polaris Newco LLC Dollar First Lien Term Ln, 0.04% (LIBOR+400bps ), 6/4/28, Callable 8/5/22 @ 100	440,075

Principal Amount		Value
Bank Loans, continued
Software, continued
$496,437	Project Boost Purchaser LLC 2021 Tranche 2 Term Ln, 0.04% (LIBOR+350bps ), 5/30/26, Callable 8/5/22 @ 100	$460,137
5,281,118	RealPage, Inc. Initial First Lien Term Ln, 0.03% (LIBOR+325bps ), 2/18/28, Callable 8/5/22 @ 100	4,869,614
200,000	RealPage, Inc. Initial Second Lien Term Ln, 0.07% (LIBOR+650bps ), 4/22/29	189,666
868,438	Sophia LP First Lien Term Ln B, 0.03% (LIBOR+350bps ), 10/7/27, Callable 8/5/22 @ 100	808,194
885,000	UKG, Inc. 2021 Incremental Second Lien Term Ln, 0.05% (LIBOR+525bps ), 5/3/27	814,200
16,774,262	UKG, Inc. 2021-2 Incremental First Lien Term Ln, 0.03% (LIBOR+325bps ), 5/3/26	15,673,535
491,113	Ultimate Software Group, Inc., Initial First Lien Term Ln, 0.04% (LIBOR+375bps ), 5/3/26, Callable 8/5/22 @ 100	462,937

		32,204,911

Software & Tech Services (0.5%):
5,100,000	athenahealth TL B, 0.04%, 1/27/29	4,682,463
400,000	Press Ganey TL B 1L Bankdebt, 0.00%, 7/25/26, Callable 8/5/22 @ 101	372,500
274,313	Storable, Inc., 0.04%, 4/16/28, Callable 8/5/22 @ 100	256,940

		5,311,903

Sovereign Bond (0.5%):
5,710,000	Mileage Plus Holdings LLC Initial Term Loan, 0.05% (LIBOR+525bps ), 6/25/27	5,630,060

Specialty Retail (0.3%):
1,422,395	PetVet Care Centers LLC 2018 First Lien Term Ln, 0.03% (LIBOR+325bps ), 2/14/25, Callable 8/5/22 @ 100	1,331,120
2,168,045	PetVet Care Centers LLC 2021 First Lien Replacement Term Ln, 0.04% (LIBOR+350bps ), 2/15/25, Callable 8/5/22 @ 100	2,039,762
358,762	PetVet Care Centers LLC Initial First Lien Term Ln, 0.03% (LIBOR+275bps ), 2/14/25, Callable 8/5/22 @ 100	333,426

		3,704,308

Tech Hardware & Semiconductors (0.2%):
2,062,138	Entegris, Inc., 0.00%, 3/2/29	1,989,963

Technology Hardware, Storage & Peripherals (0.0%†):
603,849	Eagle Broadband Investments LLC Initial Term Ln, 0.03% (LIBOR+300bps ), 11/12/27, Callable 8/5/22 @ 100	567,618

Total Bank Loans (Cost $178,897,476)		168,629,812

Corporate Bonds (7.1%):
Aerospace & Defense (0.1%):
515,000	Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	426,163
250,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26, Callable 8/8/22 @ 103.44	233,750
275,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 8/8/22 @ 103.13(a)	264,687

See accompanying notes to the financial statements.

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$160,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/8/22 @ 101.59	$150,400
275,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	232,719

		1,307,719

Airlines (0.4%):
1,807,375	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	1,755,368
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,086,607
1,250,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,228,125
155,359	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	154,582

		4,224,682

Auto Components (0.2%):
467,000	Clarios Global LP, 6.75%, 5/15/25, Callable 8/8/22 @ 103.38(a)	456,493
643,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 8/8/22 @ 103.13(a)	617,280
1,735,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 8/8/22 @ 104.25(a)	1,652,587

		2,726,360

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	277,133

Capital Markets (0.1%):
260,000	MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24 @ 102(a)	230,100
600,000	MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @ 101.81(a)	501,000
10,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	8,550
90,000	MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @ 101.81(a)	74,025
40,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	31,800
452,000	State Street Corp., Series F, 5.43% (US0003M+360 bps), Callable 9/15/22 @ 100	440,700

		1,286,175

Consumer Discretionary Services (0.4%):
1,806,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27, Callable 8/8/22 @ 102.69	1,684,095
920,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 8/8/22 @ 102.75(a)	892,400
1,635,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 8/8/22 @ 103.5(a)	1,651,350

		4,227,845

Diversified Financial Services (0.1%):
1,750,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 8/8/22 @ 101.75(a)	1,575,000

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities (0.1%):
$650,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	$572,000
385,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	333,025
562,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94^(a)	465,055

		1,370,080

Electrical Equipment (0.1%):
625,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	529,687
245,000	Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	196,000

		725,687

Entertainment (0.0%†):
100,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24, Callable 8/8/22 @ 101.22(a)	95,250

Equity Real Estate Investment Trusts (0.1%):
725,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	660,656
255,000	SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	208,463

		869,119

Health Care (0.0%†):
215,000	Avantor Funding, Inc., 3.88%, 11/1/29, Callable 11/1/24 @ 101.94(a)	187,588

Health Care Equipment & Supplies (0.1%):
220,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	188,100
745,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	694,713
130,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	117,000

		999,813

Health Care Providers & Services (0.3%):
1,775,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 8/8/22 @ 102.13(a)	1,664,062
1,156,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 8/8/22 @ 105(a)	1,122,765

		2,786,827

Hotels, Restaurants & Leisure (1.8%):
1,758,000	Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63^	1,551,435
1,430,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	1,362,075
100,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 7/18/22 @ 102.69(a)	98,500
105,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	86,625
205,000	Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	162,975

See accompanying notes to the financial statements.

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 7/22/22 @ 102.44	$47,000
3,738,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 8/8/22 @ 102.38(a)	3,593,152
1,273,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	1,142,518
304,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	290,204
4,419,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 8/8/22 @ 100(a)	4,192,526
2,690,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 8/8/22 @ 102.75^(a)	2,407,550
656,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	651,080
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	334,850
477,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	401,873
664,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	584,320
940,000	Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27 @ 102.69	864,800
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,068,050
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,577,315

		20,416,848

Industrial Conglomerates (0.3%):
3,422,000	General Electric Co., Series D, 5.16% (US0003M+333 bps), Callable 9/15/22 @ 100	2,995,503

Insurance (0.9%):
510,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	418,200
6,965,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/18/22 @ 101.75(a)	6,529,688
460,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81^(a)	381,800
80,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	69,500
3,025,000	USI, Inc., 6.88%, 5/1/25, Callable 8/8/22 @ 100(a)	2,907,781

		10,306,969

Interactive Media & Services (0.0%†):
420,000	Twitter, Inc., 5.00%, 3/1/30, Callable 12/1/29 @ 100(a)	398,475

IT Services (0.1%):
5,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	4,038
265,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	229,225
200,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	177,000
180,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	163,350

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$255,000	Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)	$219,300
310,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	263,887
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	29,444

		1,086,244

Leisure Products (0.1%):
1,230,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 10/1/22 @ 104.25(a)	928,650

Life Sciences Tools & Services (0.2%):
1,693,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	1,549,095
350,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 8/8/22 @ 102.5(a)	332,500

		1,881,595

Media (1.3%):
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26, Callable 8/8/22 @ 101.83(a)	340,375
6,494,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 8/8/22 @ 102.56(a)	6,128,712
6,136,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	5,645,120
700,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 101.88	616,000
120,000	Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	98,100
1,755,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/8/22 @ 102.5(a)	1,623,375

		14,451,682

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), Callable 6/15/23 @ 100	1,539,852

Pharmaceuticals (0.1%):
120,000	Catalent Pharma Solutions, Inc., 5.00%, 7/15/27, Callable 8/8/22 @ 102.5(a)	112,950
601,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	493,571
320,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	262,400

		868,921

Professional Services (0.1%):
275,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25(a)	214,156
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	362,475

		576,631

Real Estate Management & Development (0.0%†):
275,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	243,375

Software (0.1%):
566,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	473,318

See accompanying notes to the financial statements.

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	$178,750

		652,068

Software & Tech Services (0.0%†):
367,400	Sophia, LP, 0.00%, 10/7/27, Callable 8/5/22 @ 101	356,378

Telecommunications (0.0%†):
75,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69(a)	65,469

Total Corporate Bonds (Cost $85,934,104)		79,427,938

Yankee Debt Obligations (0.2%):
Diversified Telecommunication Services (0.1%):
1,325,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 7/18/22 @ 105.25(a)	1,109,688

Electrical Equipment (0.1%):
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	256,750
565,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	540,281

		797,031

Total Yankee Debt Obligations (Cost $2,220,106)		1,906,719

U.S. Treasury Obligations (8.1%):
U.S. Treasury Notes (8.1%)
29,347,500	1.50%, 1/31/27	27,439,912

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$44,545,500	1.88%, 2/28/27	$42,353,026
21,473,200	2.50%, 3/31/27	20,983,343

		90,776,281

Total U.S. Treasury Obligations (Cost $93,675,584)		90,776,281

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,665,383	BlackRock Liquidity FedFund, Institutional Class , 0.19%(c)(d)	2,665,383

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,665,383)		2,665,383

Shares		Value
Unaffiliated Investment Company (1.0%):
Money Markets (1.0%):
10,626,003	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.97%(d)	10,626,003

Total Unaffiliated Investment Company (Cost $10,626,003)		10,626,003

Total Investment Securities (Cost $1,122,669,194) — 99.9%		1,114,147,901
Net other assets (liabilities) — 0.1%		1,313,618

Net Assets — 100.0%		$1,115,461,519

Percentages indicated are based on net assets as of June 30, 2022.

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

US0003M—3 Month US Dollar LIBOR

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,545,407.

†	Represents less than 0.05%.

#	All or a portion of these investments are held as collateral for the written options. As of June 30, 2022, the total value of securities held as collateral for written options is $8,557,080.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.14% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.

(d)	The rate represents the effective yield at June 30, 2022.

At June 30, 2022, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Goldman Sachs	Call	3200.00 USD	1/20/23	3	$9,600	$(5,494)
Alphabet, Inc.	Goldman Sachs	Call	3300.00 USD	1/20/23	3	9,900	(4,301)
Alphabet, Inc.	Goldman Sachs	Call	3400.00 USD	1/20/23	3	10,200	(3,357)
Alphabet, Inc.	Goldman Sachs	Call	3500.00 USD	1/20/23	4	14,000	(3,480)
Amazon.com Inc.	Wells Fargo	Call	175.00 USD	1/20/23	220	38,500	(16,796)
Amazon.com Inc.	Goldman Sachs	Call	180.00 USD	1/20/23	60	10,800	(3,662)
Amazon.com Inc.	Goldman Sachs	Call	185.00 USD	1/20/23	40	7,400	(1,949)
Amazon.com Inc.	Goldman Sachs	Call	190.00 USD	1/20/23	40	7,600	(1,555)
Amazon.com Inc.	Wells Fargo	Call	190.00 USD	1/20/23	80	15,200	(3,110)
Amazon.com Inc.	Wells Fargo	Call	195.00 USD	1/20/23	80	15,600	(2,480)
Amazon.com Inc.	Wells Fargo	Call	200.00 USD	1/20/23	80	16,000	(1,976)
Amazon.com Inc.	Goldman Sachs	Call	200.00 USD	1/20/23	40	8,000	(988)

See accompanying notes to the financial statements.

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Amazon.com Inc.	Wells Fargo	Call	205.00 USD	1/20/23	80	16,400	(1,575)
Amazon.com Inc.	Goldman Sachs	Call	205.00 USD	1/20/23	40	$8,200	$(787)
Amazon.com Inc.	Wells Fargo	Call	210.00 USD	1/20/23	80	16,800	(1,254)
Amazon.com Inc.	Goldman Sachs	Call	210.00 USD	1/20/23	40	8,400	(627)
Amazon.com Inc.	Goldman Sachs	Call	215.00 USD	1/20/23	40	8,600	(499)
Amazon.com Inc.	Goldman Sachs	Call	220.00 USD	1/20/23	40	8,800	(398)
Amazon.com Inc.	Citigroup	Call	225.00 USD	1/20/23	40	9,000	(317)
Amazon.com Inc.	Goldman Sachs	Call	225.00 USD	1/20/23	20	4,500	(158)
Amazon.com Inc.	Citigroup	Call	230.00 USD	1/20/23	40	9,200	(252)
Amazon.com Inc.	Citigroup	Call	235.00 USD	1/20/23	40	9,400	(201)
Amazon.com Inc.	Citigroup	Call	240.00 USD	1/20/23	40	9,600	(160)
Amazon.com Inc.	Citigroup	Call	245.00 USD	1/20/23	40	9,800	(128)
Amazon.com Inc.	Citigroup	Call	250.00 USD	1/20/23	40	10,000	(102)
Amazon.com Inc.	Citigroup	Call	255.00 USD	1/20/23	40	10,200	(82)
Apple, Inc.	JPMorgan Chase	Call	170.00 USD	1/20/23	128	21,760	(44,822)
Apple, Inc.	JPMorgan Chase	Call	175.00 USD	1/20/23	128	22,400	(35,076)
Apple, Inc.	JPMorgan Chase	Call	180.00 USD	1/20/23	128	23,040	(27,343)
Becton Dickinson And Co.	Goldman Sachs	Call	260.00 USD	1/20/23	26	6,760	(36,947)
Becton Dickinson And Co.	Goldman Sachs	Call	280.00 USD	1/20/23	26	7,280	(20,105)
Becton Dickinson And Co.	Goldman Sachs	Call	290.00 USD	1/20/23	26	7,540	(14,610)
Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	9/16/22	19	6,555	(41)
Facebook, Inc.	JPMorgan Chase	Call	360.00 USD	9/16/22	19	6,840	(24)
General Electric Co.	Wells Fargo	Call	85.00 USD	1/20/23	181	15,385	(27,259)
General Electric Co.	Wells Fargo	Call	90.00 USD	1/20/23	181	16,290	(17,662)
General Electric Co.	Wells Fargo	Call	95.00 USD	1/20/23	181	17,195	(11,444)
General Electric Co.	Wells Fargo	Call	110.00 USD	1/20/23	251	27,610	(4,152)
Hologic, Inc.	Citigroup	Call	85.00 USD	1/20/23	84	7,140	(12,815)
Hologic, Inc.	Citigroup	Call	90.00 USD	1/20/23	84	7,560	(8,303)
Humana, Inc.	Citigroup	Call	520.00 USD	1/20/23	13	6,760	(28,947)
Humana, Inc.	Citigroup	Call	530.00 USD	1/20/23	13	6,890	(24,995)
Humana, Inc.	Citigroup	Call	540.00 USD	1/20/23	13	7,020	(21,592)
Keurig Dr Pepper, Inc.	Citigroup	Call	40.00 USD	1/20/23	184	7,360	(14,406)
Keurig Dr Pepper, Inc.	Citigroup	Call	42.00 USD	1/20/23	184	7,728	(7,868)
Microsoft Corp.	Susquehanna Ireland Limited	Call	320.00 USD	1/20/23	65	20,800	(31,499)
Microsoft Corp.	Credit Suisse First Boston	Call	320.00 USD	1/20/23	115	36,800	(55,729)
Microsoft Corp.	Susquehanna Ireland Limited	Call	330.00 USD	1/20/23	65	21,450	(23,149)
Microsoft Corp.	Citigroup	Call	330.00 USD	1/20/23	61	20,130	(21,725)
Microsoft Corp.	Credit Suisse First Boston	Call	330.00 USD	1/20/23	35	11,550	(12,465)
Microsoft Corp.	Credit Suisse First Boston	Call	335.00 USD	1/20/23	35	11,725	(10,656)
Microsoft Corp.	Susquehanna Ireland Limited	Call	340.00 USD	1/20/23	65	22,100	(16,894)
Microsoft Corp.	Credit Suisse First Boston	Call	340.00 USD	1/20/23	35	11,900	(9,097)
Microsoft Corp.	Citigroup	Call	340.00 USD	1/20/23	126	42,840	(32,748)
Microsoft Corp.	Credit Suisse First Boston	Call	345.00 USD	1/20/23	35	12,075	(7,760)
Microsoft Corp.	Credit Suisse First Boston	Call	350.00 USD	1/20/23	35	12,250	(6,620)
Microsoft Corp.	Susquehanna Ireland Limited	Call	350.00 USD	1/20/23	65	22,750	(12,294)
Microsoft Corp.	Citigroup	Call	350.00 USD	1/20/23	126	44,100	(23,832)
Microsoft Corp.	JPMorgan Chase	Call	350.00 USD	1/20/23	64	22,400	(12,105)
Microsoft Corp.	JPMorgan Chase	Call	355.00 USD	1/20/23	64	22,720	(10,332)
Microsoft Corp.	JPMorgan Chase	Call	360.00 USD	1/20/23	64	23,040	(8,824)
Microsoft Corp.	Citigroup	Call	360.00 USD	1/20/23	65	23,400	(8,961)
Microsoft Corp.	Citigroup	Call	365.00 USD	1/20/23	44	16,060	(5,183)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	190.00 USD	1/20/23	49	9,310	(17,513)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	195.00 USD	1/20/23	49	9,555	(14,055)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	200.00 USD	1/20/23	49	9,800	(11,306)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	220.00 USD	1/20/23	88	19,360	(8,954)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	230.00 USD	1/20/23	88	20,240	(6,195)
Public Service Enterprise Group, Inc.	Bank of America	Call	65.00 USD	7/15/22	71	4,615	(3,260)
Public Service Enterprise Group, Inc.	Bank of America	Call	70.00 USD	7/15/22	71	4,970	(101)
Public Service Enterprise Group, Inc.	Bank of America	Call	75.00 USD	7/15/22	71	5,325	(7)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2022 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Starbucks Corp.	Goldman Sachs	Call	97.50 USD	1/20/23	144	$14,040	$(21,577)
Starbucks Corp.	Goldman Sachs	Call	100.00 USD	1/20/23	144	14,400	(17,445)
Starbucks Corp.	Goldman Sachs	Call	105.00 USD	1/20/23	144	15,120	(11,462)
Thermo Fisher Scientific, Inc.	Citigroup	Call	640.00 USD	1/20/23	25	16,000	(41,208)
UnitedHealth Group, Inc.	Citigroup	Call	540.00 USD	1/20/23	47	25,380	(153,703)
UnitedHealth Group, Inc.	Citigroup	Call	560.00 USD	1/20/23	26	14,560	(64,213)
UnitedHealth Group, Inc.	Citigroup	Call	580.00 USD	1/20/23	26	15,080	(47,544)
Yum! Brands, Inc.	Wells Fargo	Call	145.00 USD	1/20/23	55	7,975	(8,181)
Yum! Brands, Inc.	Wells Fargo	Call	150.00 USD	1/20/23	55	8,250	(6,537)

Total (Premiums $5,219,099)							$(1,157,233)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value
Options Written	$(1,157,233)

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investment securities, at cost	$1,122,669,194

Investment securities, at value(a)	$1,114,147,901
Cash	539,829
Interest and dividends receivable	6,666,316
Foreign currency, at value (cost $56,696)	54,545
Receivable for capital shares issued	24,676
Receivable for investments sold	13,331,630
Reclaims receivable	12,360
Prepaid expenses	3,689

Total Assets	1,134,780,946

Liabilities:
Payable for investments purchased	14,050,743
Payable for capital shares redeemed	346,067
Written Options (Premiums received $5,219,099)	1,157,233
Payable for collateral received on loaned securities	2,665,383
Manager fees payable	661,592
Administration fees payable	153,283
Distribution fees payable	236,284
Custodian fees payable	5,373
Administrative and compliance services fees payable	1,361
Transfer agent fees payable	1,122
Trustee fees payable	11,615
Other accrued liabilities	29,371

Total Liabilities	19,319,427

Net Assets	$1,115,461,519

Net Assets Consist of:
Paid in capital	$839,278,704
Total distributable earnings	276,182,815

Net Assets	$1,115,461,519

Shares of beneficial interest (unlimited number of shares authorized, no par value)	59,518,936
Net Asset Value (offering and redemption price per share)	$18.74

(a)	Includes securities on loan of $2,545,407.

Statement of Operations

For the Six Months Ended June 30, 2022

(Unaudited)

Investment Income:
Interest	$7,409,322
Dividends	4,353,138
Income from securities lending	13,242
Foreign withholding tax	(26,525)

Total Investment Income	11,749,177

Expenses:
Management fees	4,739,027
Administration fees	115,988
Distribution fees	1,579,675
Custodian fees	20,805
Administrative and compliance services fees	7,286
Transfer agent fees	2,867
Trustee fees	28,761
Professional fees	23,246
Shareholder reports	15,893
Other expenses	12,242

Total expenses before reductions	6,545,790
Less Management fees contractually waived	(315,944)

Net Expenses	6,229,846

Net Investment Income/(Loss)	5,519,331

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	107,373,322
Net realized gains/(losses) on written options contracts	3,408,941
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(334,349,934)
Change in net unrealized appreciation/depreciation on written options contracts	18,666,287

Net realized and Change in net unrealized gains/losses on investments	(204,901,384)

Change in Net Assets Resulting From Operations	$(199,382,053)

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,519,331	$9,835,075
Net realized gains/(losses) on investments	110,782,263	168,205,277
Change in unrealized appreciation/depreciation on investments	(315,683,647)	54,954,011

Change in net assets resulting from operations	(199,382,053)	232,994,363

Distributions to Shareholders:
Distributions	—	(169,653,015)

Change in net assets resulting from distributions to shareholders	—	(169,653,015)

Capital Transactions:
Proceeds from shares issued	4,606,565	15,884,100
Proceeds from dividends reinvested	—	169,653,015
Value of shares redeemed	(113,516,514)	(161,378,519)

Change in net assets resulting from capital transactions	(108,909,949)	24,158,596

Change in net assets	(308,292,002)	87,499,944
Net Assets:
Beginning of period	1,423,753,521	1,336,253,577

End of period	$1,115,461,519	$1,423,753,521

Share Transactions:
Shares issued	223,452	710,118
Dividends reinvested	—	8,097,996
Shares redeemed	(5,597,630)	(7,118,225)

Change in shares	(5,374,178)	1,689,889

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$21.94		$21.14	$19.66	$16.93	$18.03	$16.48

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.16 (a)	0.19 (a)	0.26 (a)	0.41	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	(3.29)		3.54	3.10	3.79	(0.31)	2.28

Total from Investment Activities	(3.20)		3.70	3.29	4.05	0.10	2.45

Distributions to Shareholders From:
Net Investment Income	—		(0.23)	(0.29)	(0.42)	(0.17)	(0.24)
Net Realized Gains	—		(2.67)	(1.52)	(0.90)	(1.03)	(0.66)

Total Dividends	—		(2.90)	(1.81)	(1.32)	(1.20)	(0.90)

Net Asset Value, End of Period	$18.74		$21.94	$21.14	$19.66	$16.93	$18.03

Total Return(b)	(14.59	)%(c)	18.12%	17.48%	24.38%	0.38%	15.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,115,462		$1,423,754	$1,336,254	$1,271,510	$1,079,607	$1,146,974
Net Investment Income/(Loss)(d)	0.87%		0.70%	0.97%	1.36%	2.25%	0.97%
Expenses Before Reductions(d)(e)	1.04%		1.05%	1.06%	1.05%	1.05%	1.05%
Expenses Net of Reductions(d)	0.99%		1.00%	1.01%	1.00%	1.00%	1.00%
Portfolio Turnover Rate	47	%(c)	49%	87%	45%	70%	65%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust,

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2022 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,254 during the period ended June 30, 2022. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,665,383 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2022. At June 30, 2022, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price.

During the period ended June 30, 2022, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/ (Losses)

AZL T. Rowe Price Capital Appreciation Fund	$560,402	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2022, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

current value. As of June 30, 2022, securities valued at $8,557,080 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the period ended June 30, 2020, the monthly average notional amount for written options contracts was $1.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Options Contracts		$—	Written Options contracts	$1,157,233

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Options Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written options contracts	$3,408,941	$18,666,287

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2022. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022.

As of June 30, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Written option contracts	$—	$1,157,233

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	1,157,233
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$—	$1,157,233

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2022:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$3,368	$—	$(3,368)	$—	$—
Citigroup	534,434	—	—	—	534,434
Credit Suisse First Boston	102,327	—	—	—	102,327
Goldman Sachs	149,401	—	(149,401)	—	—
JPMorgan Chase	181,441	—	—	—	181,441
Susquehanna	83,836	—	—	—	83,836
Wells Fargo	102,426	—	(102,426)	—	—

Total	$1,157,233	$—	$(255,195)	$—	$902,038

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. For the period ended June 30, 2022, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2022, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived prior to any application of expense limit are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2022 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$738,088,729	$9,234,582	$—	$747,323,311
Preferred Stocks+	7,362,332	—	—	7,362,332
Asset Backed Securities	—	3,235,599	—	3,235,599
Convertible Bonds+	—	2,194,523	—	2,194,523
Bank Loans	—	168,629,812	—	168,629,812
Corporate Bonds+	—	79,427,938	—	79,427,938
Yankee Debt Obligations+	—	1,906,719	—	1,906,719
U.S. Treasury Obligations	—	90,776,281	—	90,776,281
Short-Term Security Held as Collateral for Securities on Loan	2,665,383	—	—	2,665,383
Unaffiliated Investment Company	10,626,003	—	—	10,626,003

Total Investment Securities	758,742,447	355,405,454	—	1,114,147,901

Other Financial Instruments:*
Written Options	—	(1,157,233)	—	(1,157,233)

Total Investments	$758,742,447	$354,248,221	$—	$1,112,990,668

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2022, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$565,970,150	$568,464,409

For the period ended June 30, 2022, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$110,115,367	$15,615,309

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor or SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. Recent Regulatory Pronouncements

The SEC adopted Rule 18f-4 and Rule 2a-5 under the 1940 Act. Rule 18f-4 governs the use of derivatives by registered investment companies, and Rule 2a-5 governs fair value determinations. The Fund, as applicable, will comply with both rules by their compliance dates of August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively. Management believes these rules will not have a significant impact on the Fund’s operations and will not impact the Fund’s beginning net assets, current period results from operations, or any prior period information presented in the financial statements.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 was $1,138,308,924. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$329,076,020
Unrealized (depreciation)	(22,077,762)

Net unrealized appreciation/(depreciation)	$306,998,258

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2022 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL T. Rowe Price Capital Appreciation Fund	$157,670,065	$11,982,950	$169,653,015

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL T. Rowe Price Capital Appreciation Fund	$156,731,925	$14,850,309	$—	$306,998,258	$478,580,492

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of passive foreign investment companies, return of capital from underlying investments, straddles and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2022, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

20

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0622 08/22

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date September 1, 2022

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date September 1, 2022